THE RYDEX VARIABLE TRUST

PROSPECTUS
MAY 1, 2005


BENCHMARK FUND
OTC

STRATEGIC FUND
SECTOR ROTATION


THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THE TRUST'S SHARES OR PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

[RYDEXINVESTMENTS ESSENTIAL FOR MODERN MARKETS(TM) LOGO]

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                                        2

RYDEX VARIABLE TRUST

9601 Blackwell Road, Suite 500
Rockville, Maryland 20850

800.820.0888
301.296.5100

BENCHMARK FUND

STRATEGIC FUND

Rydex Variable Trust (the "Trust") is a mutual fund complex offering professionally managed investment portfolios (the "Funds") which are grouped into the following categories:

BENCHMARK FUND - OTC Fund

STRATEGIC FUND - Sector Rotation Fund

Shares of the Funds are available exclusively for variable annuity and variable life insurance products. Variable life and variable annuity contract owners should also review the variable insurance contract prospectus prepared by their insurance company. Information about any variable insurance contract fees is included in the variable insurance contract prospectus.

RISKS OF INVESTING IN THE FUNDS

The value of the Funds may fluctuate. In addition, Fund shares:

-  MAY DECLINE IN VALUE AND YOU MAY LOSE MONEY
-  ARE NOT FEDERALLY INSURED
-  ARE NOT GUARANTEED BY ANY GOVERNMENT AGENCY
-  ARE NOT BANK DEPOSITS
-  ARE NOT GUARANTEED TO ACHIEVE THEIR OBJECTIVES

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                                        3

     TABLE OF CONTENTS

     BENCHMARK FUND
5    OTC FUND

     STRATEGIC FUND
7    SECTOR ROTATION FUND

9    MORE INFORMATION ABOUT FUND INVESTMENTS AND RISK

11   PURCHASING AND REDEEMING SHARES

13   DIVIDENDS, DISTRIBUTIONS, AND TAXES

13   MANAGEMENT OF THE FUNDS

15   FINANCIAL HIGHLIGHTS

17   BENCHMARK INFORMATION

BC   ADDITIONAL INFORMATION

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                                        4

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                                        5

OTC FUND
FUND INFORMATION

FUND OBJECTIVE

The OTC Fund seeks to provide investment results that correspond to a benchmark for over-the-counter securities. The Fund's current benchmark is the Nasdaq 100 Index(R) (the "underlying index").

If the Fund meets its objective, the value of the Fund's shares should increase on a daily basis by the amount of any increase in the value of the underlying index. However, when the value of the underlying index declines, the value of the Fund's shares should also decrease on a daily basis by the amount of the decrease in value of the underlying index.

PRINCIPAL INVESTMENT STRATEGY

The Fund invests principally in securities of companies included in the underlying index. It also may invest in other instruments whose performance is expected to correspond to that of the underlying index, and may engage in futures and options transactions and enter into swap agreements. The Fund may also purchase U.S. Government securities.

PRINCIPAL RISKS

The OTC Fund is subject to a number of other risks that may affect the value of its shares, including:

EQUITY RISK - The equity markets are volatile, and the value of the Fund's equity securities and equity derivatives, such as futures and options contracts, may fluctuate significantly from day to day. This volatility may cause the value of your investment in the Fund to decrease.

MARKET RISK - The Fund's value may fluctuate from day to day. Due to market conditions, Fund shares may decline in value causing you to lose money.

DERIVATIVES RISK - The Fund's use of derivatives such as futures, options and swap agreements to pursue their investment objectives may expose the Fund to additional risks that it would not be subject to if it invested directly in the securities underlying those derivatives. These risks may cause the Fund to experience higher losses than funds that do not use derivatives.

TRACKING ERROR RISK - The Advisor may not be able to cause the Fund's performance to match or exceed that of the Fund's benchmark, either on a daily or aggregate basis. In addition, because the Fund is tracking the performance of its benchmark on a daily basis, mathematical compounding may prevent the Fund from correlating with the monthly, quarterly, annual or other period performance of its benchmark. Tracking error may cause the Fund's performance to be less than you expect.

ACTIVE TRADING RISK - A significant portion of the assets of the Fund come from investors who take part in certain strategic and tactical asset allocation programs. The Fund anticipates that investors who take part in these programs may frequently redeem or exchange shares of the Fund, which may cause the Fund to experience high portfolio turnover. Higher portfolio turnover may result in the Fund paying higher levels of transaction costs and generating greater tax liabilities for shareholders. In addition, large movements of assets into and out of the Fund may negatively impact the Fund's ability to achieve its investment objective.

NON-DIVERSIFICATION RISK - The Fund is considered non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single security could cause greater fluctuations in the value of Fund shares than would occur in a more diversified fund.

SWAP COUNTERPARTY CREDIT RISK - The Fund is subject to credit risk on the amount they expect to receive from swap agreement counterparties. If a swap counterparty defaults on its payment obligations to the Fund, this default will cause the value of your investment in the Fund to decrease.

CONCENTRATION RISK - To the extent that the underlying index is currently concentrated in issuers conducting business in the technology sector, the Fund's investments in those issuers are subject to legislative or regulatory changes, adverse market conditions and/or increased competition affecting that economic sector. The prices of the securities of technology companies may fluctuate widely due to competitive pressures, increased sensitivity to short product cycles and aggressive pricing, problems relating to bringing their products to market, very high price/earnings ratios, and high personnel turnover due to severe labor shortages for skilled technology professionals.

EARLY CLOSING RISK - The Fund is subject to the risk that unanticipated early closings of securities exchanges will result in the Fund being unable to sell or buy securities on that day. If an exchange closes early on a day when the Fund needs to execute a high volume of securities trades late in a trading day, the Fund might incur substantial trading losses.

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                                        6

FUND PERFORMANCE AND FEE INFORMATION

PERFORMANCE

The bar chart and table below show the performance of the OTC Fund both year by year and as an average over different periods of time. For investment activity prior to November 1998, the Fund's performance reflected insurance-related charges that had the effect of reducing returns. Subsequent periods do not reflect insurance charges which, if reflected, would similarly have the effect of reducing returns. The variability of performance over time provides an indication of the risks of investing in the Fund. Of course, this past performance does not necessarily indicate how the Fund will perform in the future.

[CHART]

1998     83.76%
1999    101.32%
2000    -38.19%
2001    -35.17%
2002    -38.85%
2003     45.41%
2004      9.35%

DURING THE PERIOD SHOWN IN THE BAR CHART, THE HIGHEST RETURN FOR A QUARTER WAS 53.10% (QUARTER ENDED DECEMBER 31, 1999) AND THE LOWEST RETURN FOR A QUARTER WAS -37.14% (QUARTER ENDED SEPTEMBER 30, 2001).

AVERAGE ANNUAL TOTAL RETURN (FOR PERIODS ENDING DECEMBER 31, 2004)(1)

                                                 OTC FUND    NASDAQ 100 INDEX(2)
--------------------------------------------------------------------------------
PAST ONE YEAR                                       9.35%           10.43%
PAST FIVE YEARS                                   -17.18%          -15.25%
SINCE INCEPTION (05/07/97)                          5.76%            7.85%

(1) THESE FIGURES ASSUME THE REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS.
(2) THE NASDAQ 100 INDEX(R) IS AN UNMANAGED MODIFIED CAPITALIZATION-WEIGHTED INDEX COMPOSED OF 100 OF THE LARGEST NON-FINANCIAL COMPANIES LISTED ON THE NASDAQ STOCK MARKET, INC. ("NASDAQ"). RETURNS REFLECT NO DEDUCTIONS FOR FEES, EXPENSES OR TAXES.

FEES AND EXPENSES OF THE FUND

This table and example are designed to assist you in understanding the fees and expenses that you may pay as an investor in the shares. OWNERS OF VARIABLE ANNUITY AND INSURANCE CONTRACTS THAT INVEST IN THE FUND SHOULD REFER TO THE VARIABLE INSURANCE CONTRACT PROSPECTUS FOR A DESCRIPTION OF FEES AND EXPENSES, AS THE TABLE AND EXAMPLE DO NOT REFLECT DEDUCTIONS AT THE SEPARATE ACCOUNT LEVEL OR CONTRACT LEVEL FOR ANY CHARGES THAT MAY BE INCURRED UNDER A CONTRACT. IF THE TABLE AND EXAMPLE WERE TO REFLECT THE DEDUCTION OF INSURANCE CHARGES, FEES AND EXPENSES WOULD BE HIGHER.

SHAREHOLDER FEES                                                                                      NONE
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
  MANAGEMENT FEES                                                                                     0.75%
  DISTRIBUTION (12b-1) FEES                                                                           NONE
  OTHER EXPENSES                                                                                      0.72%
TOTAL ANNUAL FUND OPERATING EXPENSES                                                                  1.47%

EXAMPLE

This Example is intended to help you compare the cost of investing in the shares of the OTC Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

               1 YEAR                  3 YEARS                 5 YEARS                10 YEARS
----------------------------------------------------------------------------------------------
               $ 154                    $ 479                   $ 827                 $ 1,807

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                                        7

SECTOR ROTATION FUND
FUND INFORMATION

FUND OBJECTIVE

The Sector Rotation Fund seeks long term capital appreciation.

PRINCIPAL INVESTMENT STRATEGY

The Fund seeks to respond to the dynamically changing economy by moving its investments among different sectors or industries. Each month the Advisor, using a quantitative methodology, ranks approximately sixty-two different industries based on price momentum as determined by the recent performance of the various industries over the various near-term time periods. The Fund then invests in the top ranked industries. Subject to maintaining adequate liquidity in the Fund, each industry or sector investment is intended to represent the entire industry or sector. The Fund invests in equity securities, but may also invest in equity derivatives such as futures contracts, options and swap transactions. The Fund may also enter into short sales.

PRINCIPAL RISKS

The Sector Rotation Fund is subject to a number of risks that may affect the value of its shares, including:

MARKET RISK - The Fund's value may fluctuate from day to day. Due to market conditions, Fund shares may decline in value causing you to lose money.

EQUITY RISK - The equity markets are volatile, and the value of the Fund's equity securities and equity derivatives, such as futures and options contracts, may fluctuate significantly from day to day. This volatility may cause the value of your investment in the Fund to decrease.

DERIVATIVES RISK - The Fund's use of derivatives such as futures, options and swap agreements to pursue its investment objectives may expose the Fund to additional risks that it would not be subject to if it invested directly in the securities underlying those derivatives. These risks may cause the Fund to experience higher losses than funds that do not use derivatives.

NON-DIVERSIFICATION RISK - The Fund is considered non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single security could cause greater fluctuations in the value of Fund shares than would occur in a more diversified fund.

SWAP COUNTERPARTY CREDIT RISK - The Fund is subject to credit risk on the amount it expects to receive from swap agreement counterparties. If a swap counterparty defaults on its payment obligations to the Fund, this default will cause the value of your investment in the Fund to decrease.

SMALL AND MEDIUM ISSUER RISK - Small and medium capitalization companies may be more vulnerable than larger, more established organizations to adverse business or economic developments. In particular, small capitalization companies may have limited product lines, markets, and financial resources and may be dependent upon a relatively small management group. These securities may be listed on an exchange or trade over-the-counter and may or may not pay dividends.

INVESTMENT STYLE RISK - The Fund is subject to the risk that the Advisor's use of a price momentum-driven investment strategy may cause the Fund to underperform other types of mutual funds that use different investment strategies during periods when price momentum investing is out of favor.

EARLY CLOSING RISK - The Fund is subject to the risk that unanticipated early closings of securities exchanges will result in the Fund being unable to sell or buy securities on that day. If an exchange closes early on a day when the Fund needs to execute a high volume of securities trades late in a trading day, the Fund might incur substantial trading losses.

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                                        8

FUND PERFORMANCE AND FEE INFORMATION

PERFORMANCE

The bar chart and table below show the performance of the Sector Rotation Fund both year by year and as an average over different periods of time. The variability of performance over time provides an indication of the risks of investing in the Fund. Of course, this past performance does not necessarily indicate how the Fund will perform in the future.

[CHART]

2002    -22.40%
2003     29.97%
2004     10.71%

DURING THE PERIOD SHOWN IN THE BAR CHART, THE HIGHEST RETURN FOR A QUARTER WAS 14.70% (QUARTER ENDED JUNE 30, 2003) AND THE LOWEST RETURN FOR A QUARTER WAS -2.71% (QUARTER ENDED MARCH 31, 2003).

AVERAGE ANNUAL TOTAL RETURN (FOR PERIODS ENDING DECEMBER 31, 2004)(1)

                                                 SECTOR ROTATION   S&P 500 INDEX (2)
------------------------------------------------------------------------------------
PAST ONE YEAR                                         10.71%            10.89%
SINCE INCEPTION (05/01/2002)                           4.20%             6.04%

(1) THESE FIGURES ASSUME THE REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS.
(2) THE S&P 500(R) INDEX IS AN UNMANAGED CAPITALIZATION-WEIGHTED INDEX COMPOSED OF 500 COMMON STOCKS, WHICH ARE CHOSEN BY THE STANDARD & POOR'S CORPORATION (S&P) ON A STATISTICAL BASIS. RETURNS REFLECT NO DEDUCTION FOR FEES, EXPENSES OR TAXES.

FEES AND EXPENSES OF THE FUND

This table and example are designed to assist you in understanding the fees and expenses that you may pay as an investor in the shares. OWNERS OF VARIABLE ANNUITY AND INSURANCE CONTRACTS THAT INVEST IN THE FUND SHOULD REFER TO THE VARIABLE INSURANCE CONTRACT PROSPECTUS FOR A DESCRIPTION OF FEES AND EXPENSES, AS THE TABLE AND EXAMPLE DO NOT REFLECT DEDUCTIONS AT THE SEPARATE ACCOUNT LEVEL OR CONTRACT LEVEL FOR ANY CHARGES THAT MAY BE INCURRED UNDER A CONTRACT. IF THE TABLE AND EXAMPLE WERE TO REFLECT THE DEDUCTION OF INSURANCE CHARGES, FEES AND EXPENSES WOULD BE HIGHER.

SHAREHOLDER FEES                                                                                      NONE
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
  MANAGEMENT FEES                                                                                     0.90%
  DISTRIBUTION (12b-1) FEES                                                                           NONE
  OTHER EXPENSES                                                                                      0.73%
TOTAL ANNUAL FUND OPERATING EXPENSES                                                                  1.63%

EXAMPLE

This Example is intended to help you compare the cost of investing in the shares of the Sector Rotation Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

               1 YEAR                  3 YEARS                 5 YEARS                10 YEARS
----------------------------------------------------------------------------------------------
               $ 171                    $ 531                   $ 914                 $ 1,988

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                                        9

MORE INFORMATION ABOUT FUND
INVESTMENTS AND RISK

THE BENCHMARK FUND'S INVESTMENT OBJECTIVE

The Benchmark Fund's objective is to provide investment results that match the performance of a specific benchmark on a daily basis. The investment objective of each Fund is non-fundamental and may be changed without shareholder approval.

The current benchmark used by the OTC Fund is set forth below:


FUND                                   BENCHMARK
------------------------------------------------------------------------------------------------------
OTC FUND                               THE NASDAQ 100 INDEX(R).  The Nasdaq 100 Index(R) is a modified capitalization-weighted index composed of 100 of the largest non-financial companies listed on the Nasdaq Stock Market, Inc.
                                       ("Nasdaq").

UNDERSTANDING COMPOUNDING & THE EFFECT OF LEVERAGE

It is important to understand the effects of compounding when investing in any mutual fund, especially funds which use leverage as part of their investment strategy. The following simple examples provide an illustration:

   EXAMPLE A: Assume you invest $100 in Fund A, a typical index fund that seeks to match the performance of its underlying index. If the index increases 10% on day one, the value of the your shares in Fund A would be expected to increase $10 (10% of $100) to $110. The next day, if the index decreases 10%, the value of your shares in Fund A would be expected to decrease $11 (10% of $110) to $99.

   EXAMPLE B: Assume you invested $100 in Fund B, a fund that seeks to return 150% of the performance of the same index. On day one, the value of your shares in Fund B would be expected to increase $15 (15% of $100) to $115. On day two, however, the value of your shares in the leveraged fund would be expected to decrease $17.25 (15% of $115) to $97.75.

Because of the effect of compounding, in each case the value of your investment declined even though the index went up 10% on day one and down 10% on day two. However, the effect of compounding was more pronounced when combined with leverage (Example B). In addition, because of the effect of compounding, the performance of a leveraged fund is more likely to match the performance of its underlying index on a daily basis than over an extended period of time.

ADVISOR'S INVESTMENT METHODOLOGY

Rydex Investments (the "Advisor"), develops and implements structured investment strategies designed to achieve each Fund's objective.

The Advisor uses quantitative methods to construct portfolios that correlate highly with their respective benchmarks. Statistical techniques are then used to determine the optimal mix of assets for the Fund. The Advisor places particular emphasis on controlling risk relative to the Fund's benchmark or market sector in order to maintain consistency and predictability.

With the exception of the Sector Rotation Fund, the Advisor does not engage in temporary defensive investing, keeping the Fund fully invested in all market environments.

BENCHMARK FUND. The Advisor's primary objective for the OTC Fund is to correlate with the performance of the index underlying the Fund's benchmark.

SECTOR ROTATION FUND. Each month, the Advisor ranks all industries according to several measures of price momentum. The top-ranked industries are selected for the Advisor's buy list. In order to ensure liquidity in the underlying securities for purchase, approximately 2000 securities are eligible for purchase from the industry buy list. The Advisor uses this methodology to rotate the Fund's investments among a variety of industries along with sectors in order to take advantage of volatility in top performing sectors. The Fund may, at times, also short-sell securities in industries or sectors that exhibit particularly low momentum measurement scores. The Advisor may invest in cash or cash-type securities (high-quality, short-term debt securities issued by corporations, financial institutions, the U.S. Government or foreign governments) as a temporary defensive position to avoid losses during adverse market conditions. Taking a temporary defensive position could reduce the benefit to the Fund if the market goes up. In this case, the Fund may not achieve its investment goal.

OTHER INVESTMENT PRACTICES AND STRATEGIES

Please see the statement of additional information (the "SAI") for a more complete list of portfolio investment strategies, permitted investments and related risks.

RISKS OF INVESTING IN THE FUNDS

As indicated below, the Funds are subject to a number of risks that may affect the value of Fund shares.

EQUITY RISK (ALL FUNDS) - The Funds may invest in public and privately issued equity securities, including common and preferred stocks, warrants, and rights, as well as instruments that attempt to track the price movement of equity indices. Investments in equity securities and equity derivatives in general are subject to market risks that may cause their prices to fluctuate over time. The value of securities convertible into equity securities, such as warrants or convertible debt, is also affected by prevailing interest rates, the credit quality of the issuer and any call provision. Fluctuations in the value of equity securities in which the Funds invest will cause the net asset value of the Funds to fluctuate. Historically, the equity markets have moved in cycles, and the value of the Fund's equity securities and equity derivatives may fluctuate drastically from day to day. Because of their link to the equity markets

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                                       10

and use of leverage, an investment in the Funds may be more suitable for long-term investors who can bear the risk of short-term principal fluctuations, which at times may be significant.

NON-DIVERSIFICATION RISK (ALL FUNDS) - Since each Fund is non-diversified, each Fund may invest in the securities of a limited number of issuers. To the extent that a Fund invests a significant percentage of its assets in a limited number of issuers, the Fund is subject to the risks of investing in those few issuers, and may be more susceptible to a single adverse economic or regulatory occurrence.

INDUSTRY CONCENTRATION RISK (OTC FUND) - The OTC Fund will not invest 25% or more of the value of the Fund's total assets in the securities of one or more issuers conducting their principal business activities in the same industry or group of industries; except that, to the extent the index underlying the Fund's benchmark is concentrated in a particular industry, the Fund will necessarily be concentrated in that industry. Currently, the index underlying the OTC Fund's benchmark -- the Nasdaq 100 Index(R) -- is concentrated in technology companies. The risk of concentrating Fund investments in a limited number of issuers conducting business in the same industry or group of industries is that the Fund will be more susceptible to the risks that are associated with that industry or group of industries than a fund that does not concentrate its investments.

TRACKING ERROR RISK (OTC FUND) - Tracking error risk refers to the risk that the OTC Fund's returns may not match or correlate to the returns of their respective benchmarks on either a daily or aggregate basis. Factors such as Fund expenses, imperfect correlation between the Fund's investments and those of its benchmark, rounding of share prices, changes to the benchmark, regulatory policies, high portfolio turnover rate and leverage all contribute to tracking error.

TRADING HALT RISK (ALL FUNDS) - The Funds typically may hold short-term options and futures contracts. The major exchanges on which these contracts are traded, such as the Chicago Mercantile Exchange ("CME"), have established limits on how much an option or futures contract may decline over various time periods within a day. If an option or futures contract's price declines more than the established limits, trading on the exchange is halted on that instrument. If a trading halt occurs, the Fund may temporarily be unable to purchase or sell options or futures contracts. Such a trading halt near the time the Fund prices its shares may limit the Fund's ability to use leverage and may prevent the Fund from achieving its investment objective. In such an event, a Fund also may be required to use a "fair-value" method to price its outstanding contracts.

FOREIGN SECURITIES RISK (SECTOR ROTATION FUND) - Investing in securities of foreign companies may involve risks not typically associated with investing in U.S. companies. The value of securities denominated in foreign currencies, and of dividends from such securities, can change significantly when foreign currencies strengthen or weaken relative to the U.S. dollar. Foreign securities markets generally have less trading volume and less liquidity than U.S. markets, and prices in some foreign markets can be extremely volatile. Many foreign countries lack accounting and disclosure standards comparable to those that apply to U.S. companies, and it may be more difficult to obtain reliable information regarding a foreign issuer's financial condition and operations. Transaction costs and costs associated with custody services are generally higher for foreign securities than they are for U.S. securities. Some foreign governments levy withholding taxes against dividend and interest income. Although in some countries portions of these taxes are recoverable, the non-recovered portion will reduce the income received by the Fund.

FOREIGN CURRENCY RISK (SECTOR ROTATION FUND) - The Fund's investments in securities denominated in foreign currencies are subject to currency risk. Currency risks include the following:

- The value of a Fund's assets measured in U.S. dollars may be affected by changes in currency exchange rates and exchange control regulations.

- A Fund may incur transaction costs in connection with conversions between various currencies.

Under normal circumstances, the Fund does not plan to hedge against the risks of variation in currency exchange rates relative to the U.S. dollar. As a result, the value of securities denominated in foreign currencies can change significantly when foreign currencies strengthen or weaken relative to the U.S. dollar.

FUTURES AND OPTIONS RISK (ALL FUNDS) - The Funds may invest a percentage of their assets in futures and options contracts. The Funds may use futures contracts and related options for bona fide hedging purposes to offset changes in the value of securities held or expected to be acquired. They may also be used to gain exposure to a particular market or instrument, to create a synthetic money market position, and for certain other tax-related purposes. The Funds will only enter into futures contracts traded on a national futures exchange or board of trade. Futures and options contracts are described in more detail below:

          FUTURES CONTRACTS - Futures contracts and options on futures contracts provide for the future sale by one party and purchase by another party of a specified amount of a specific security at a specified future time and at a specified price. An option on a futures contract gives the purchaser the right, in exchange for a premium, to assume a position in a futures contract at a specified exercise price during the term of the option. Index futures are futures contracts for various indices that are traded on registered securities exchanges.

          OPTIONS - The buyer of an option acquires the right to buy (a call option) or sell (a put option) a certain quantity of a security (the underlying security) or instrument at a certain price up to a specified point in time. The seller or writer of an option is obligated to sell (a call option) or buy (a put option) the underlying security. When writing (selling) call options on securities, the Funds may cover its position by owning the underlying security on which the option is written or by owning a call option on the underlying security. Alternatively, the Funds may cover its position by maintaining in a segregated account cash or liquid securities equal in value to the exercise price of the call option written by the Funds.

     The risks associated with the Funds' use of futures and options contracts include:

     - A Fund experiencing losses over certain ranges in the market that exceed losses experienced by a Fund that does not use futures contracts and options.

     - There may be an imperfect correlation between the changes in market value of the securities held by a Fund and the prices of futures and options on futures.

     - Although the Funds will only purchase exchange-traded futures, due to market conditions there may not always be a liquid secondary market for a futures contract or option. As a result, the Funds may be unable to close out their futures contracts at a time that is advantageous.

     - Trading restrictions or limitations may be imposed by an exchange, and government regulations may restrict trading in futures contracts and options.

     - Because option premiums paid or received by the Funds are small in relation to the market value of the investments underlying the options, buying and selling put and call options can be more speculative than investing directly in securities.

EARLY CLOSING RISK (ALL FUNDS) - The normal close of trading of securities on the Nasdaq and the New York Stock Exchange ("NYSE") is 4:00 p.m., Eastern Time. Unanticipated early closings may result in a Fund being unable to sell or buy securities on that day. If an exchange closes early on a day when one or more of the Funds needs to execute a high volume of securities trades late in a trading day, a Fund might incur substantial trading losses.

SHORT SALES RISK (SECTOR ROTATION FUND) - Short sales are transactions in which a Fund sells a security it does not own. To complete the transaction, the Fund must borrow the security to make delivery to the buyer. The Fund is then obligated to replace the security borrowed by purchasing the security at the market price at the time of replacement. The price at such time may be higher or lower than the price at which the security was sold by the Fund. If the underlying security goes down in price between the time the Fund sells the security and buys it back, the Fund will realize a gain on the transaction. Conversely, if the underlying security goes up in price during the period, the Fund will realize a loss on the transaction. Any such loss is increased by the amount of premium or interest the Fund must pay to the lender of the security. Likewise, any gain will be decreased by the amount of premium or interest the Fund must pay to the lender of the security. The Fund is also required to segregate other assets on its books to cover its obligation to return the security to the lender which means that those other assets may not be available to meet the Fund's needs for immediate cash or other liquidity. The Fund's investment performance may also suffer if the Fund is required to close out a short position earlier than it had intended. This would occur if the securities lender required the Fund to deliver the securities the Fund borrowed at the commencement of the short sale and the Fund was unable to borrow the securities from another securities lender or otherwise obtain the security by other means. In addition, the Fund may be subject to expenses related to short sales that are not typically associated with investing in securities directly, such as costs of borrowing and margin account maintenance costs associated with the Fund's open short positions. These expenses negatively impact the performance of the Fund. For example, when a Fund short sells an interest-bearing security, such as a bond, it is obligated to pay the interest on the security it has sold. This cost is partially offset by the interest earned by the Fund on the cash generated by the short sale. To the extent that the interest rate that the Fund is obligated to pay is greater than the interest earned by the Fund on investments, the performance of the Fund will be negatively impacted. This type of short sales expense is sometimes referred to as the "negative cost of carry," and will tend to cause a Fund to lose money on a short sale even in instances where the price of the underlying security sold short does not change over the duration of the short sale.

SMALL AND MEDIUM ISSUER RISK (SECTOR ROTATION FUND) - Small and medium capitalization companies may be more vulnerable than larger, more established organizations to adverse business or economic developments. In particular, small capitalization companies may have limited product lines, markets, and financial resources and may be dependent upon a relatively small management group. These securities may trade over-the-counter or be listed on an exchange and may or may not pay dividends.

SWAP COUNTERPARTY CREDIT RISK (ALL FUNDS) - The Funds may enter into equity index or interest rate swap agreements for purposes of attempting to gain exposure to a particular group of stocks or to an index of stocks without actually purchasing those stocks, or to hedge a position. The Funds will use short-term swap agreements to exchange the returns (or differentials in rates of return) earned or realized in particular predetermined investments or instruments. A Fund will not enter into any swap agreement unless the Advisor believes that the other party to the transaction is creditworthy. The use of equity swaps involves risks that are different from those associated with ordinary portfolio securities transactions. Swap agreements may be considered to be illiquid. A Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty.

PORTFOLIO HOLDINGS

A description of the Funds' policies and procedures with respect to the disclosure of Fund portfolio securities is available in the SAI.

PURCHASING AND REDEEMING SHARES

Shares of the Funds are offered continuously. Investors may buy shares on any day that the NYSE is open for business (a "Business Day"). On any day that the New York Fed or the NYSE closes early, the principal government securities and corporate bond markets close early (such as on days in advance of holidays generally observed by participants in these markets), or as permitted by the SEC, the Funds reserve the right to advance the time on that day NAV is calculated and, correspondingly, the time by which purchase and redemption orders must be received.

Shares of each Fund can be purchased only by insurance companies for their separate accounts to fund variable life insurance and variable annuity contracts. All orders for the purchase of shares are subject to acceptance or rejection by the Trust. An insurance company purchases and redeems shares of each Fund based on, among other things, the amount of net contract premiums or purchase payments allocated to a separate account investment division, transfers to or from a separate account investment division, contract loans and repayments, contract withdrawals and surrenders, and benefit payments, at the Fund's net asset value per share calculated as of that same day.

All redemption requests will be processed and payment with respect thereto will be made within seven days after tender. With respect to each Fund, Rydex may suspend your right to redeem your shares during times when trading on the NYSE is suspended or restricted, or otherwise as permitted by the SEC. The Funds reserve the right to pay part of your redemption proceeds in liquid securities with a market value equal to the redemption price.

FREQUENT PURCHASES AND REDEMPTIONS OF FUND SHARES

The OTC Fund is designed and operated to accommodate frequent trading by shareholders, and therefore, unlike most mutual funds, the Fund offers unlimited exchange privileges with no minimum holding periods or transaction fees. A significant portion of the assets of the Fund come from investors who take part in certain strategic and tactical asset allocation programs. The Fund anticipates that investors who take part in these programs may frequently redeem or exchange shares of the Fund, which may cause the Fund to experience high portfolio turnover. Higher portfolio turnover may result in the Fund paying higher levels of transaction costs. In addition, large movements of assets into and out of the Fund may negatively impact the Fund's ability to achieve its investment objective.

Unlike the OTC Fund, the Sector Rotation Fund (the "Strategic Fund") is not suitable for purchase by active investors. The Fund is intended for long-term investment purposes only and discourages shareholders from engaging in "market timing" or other types of excessive short-term trading. This frequent trading into and out of the Strategic Fund may present risks to the Fund's long-term shareholders, all of which could adversely affect shareholder returns. The risks posed by frequent trading include interfering with the efficient implementation of the Fund's investment strategies requiring the Fund to maintain higher cash balances to meet redemption requests, and experiencing increased transaction costs. Consequently, the Board of Trustees has adopted policies and procedures designed to prevent frequent purchases and redemptions of shares of the Sector Rotation Fund.

Rydex Investments will take steps reasonably designed to detect and deter frequent trading by shareholders pursuant to the Strategic Fund's policies and procedures described in this Prospectus and approved by the Strategic Fund's Board of Trustees. Currently, the Strategic Fund restricts shareholders to no more than one substantive redemption out of the Fund (by any means, including exchanges) followed by a purchase of the same Fund (by any means, including exchanges) within any ninety-day period. "Substantive" means a dollar amount that the Advisor determines, in it sole discretion, could adversely affect management of the Fund. This restriction will not apply to systematic transactions, including rebalancing programs, automatic investment programs, and dividend reinvestment programs because the Trust reasonably determined that these categories of transactions do not raise frequent trading or market timing concerns. The Board of Trustees have also approved a redemption fee, however, to date the Strategic Fund has not implemented this option nor has it chosen to impose costs or administrative fees on shareholders. In the event the Strategic Fund decides to implement the redemption fee, such fee will be imposed uniformly by the Strategic Fund subject to the limitations discussed below. For purposes of applying the Strategic Fund's policies, Rydex Investments may consider the trading history of accounts under common ownership or control. In addition, the Sector Rotation Fund reserves the right to reject any purchase request by any investor or group of investors for any reason without prior notice, including, in particular, Rydex Investments reasonably believes that the trading activity would be harmful or disruptive to the Fund.

Although these policies are designed to deter frequent trading, none of these measures alone nor all of them taken together eliminate the possibility that frequent trading in the Sector Rotation Fund will occur, particularly with respect to trades placed by shareholders that invest in the Fund through omnibus accounts maintained by insurance companies, brokers, retirement plan accounts and other financial intermediaries. The Fund's access to information about individual shareholder transactions made through such omnibus arrangements is often unavailable or severely limited. Because the Fund is sold exclusively through variable annuity and variable life insurance products, the Fund expects that all shares of the Fund will be owned on an omnibus basis by various insurance companies sponsoring such products on behalf of contract owners. As a result, the Fund's ability to enforce these policies (or assess any applicable redemption fee) will be solely dependent on the ability and willingness of the various insurance companies to assist in their enforcement. Thus, despite the Fund's policies and procedures, frequent trading could adversely affect the Fund and its long-term shareholders as discussed above.

NET ASSET VALUE

The price per share (the offering price) will be the NAV next determined after your purchase order is received by the Trust. You may also redeem all or any portion of your Fund shares at the next determined NAV after receipt of the redemption request. NAV is calculated by (1) taking the current market value of a Fund's total assets, (2) subtracting the liabilities, and (3) dividing that amount by the total number of shares owned by shareholders. For each Fund, the NAV is calculated once each Business Day as of the close of the NYSE (currently, 4:00 p.m., Eastern Time). If the exchange or market where a Fund's securities or other investments are primarily traded closes early -- such as on days in advance of holidays generally observed by participants in these markets -- the NAV may be calculated earlier in accordance with the policies set forth in the Funds' SAI. These dates are listed in the SAI.

In calculating NAV, each Fund generally values its investment portfolio based on the market price of the securities as of the time the Fund determines NAV. If market prices are unavailable or the Funds think that they are unreliable, such as instances where the value of a security has been materially affected by events occurring after the market closes, the Funds price those securities at fair value as determined in good faith using methods approved by the Board of Trustees.

The use of fair valuation in pricing a security involves the consideration of a number of subjective factors and therefore, is susceptible to the unavoidable risk that the valuation may be higher or lower than the price at which the security might actually trade if a reliable market price were readily available.

TO RECEIVE THE CURRENT BUSINESS DAY'S NAV, VARIABLE LIFE AND VARIABLE ANNUITY ACCOUNT INVESTORS SHOULD CONSULT THEIR SEPARATE ACCOUNT PROSPECTUS.

DIVIDENDS, DISTRIBUTIONS, AND TAXES

DIVIDENDS AND DISTRIBUTIONS

Income dividends and capital gain distributions, if any, are paid at least annually by each of the Funds which declare and pay dividends daily to the insurance company. If you own Fund shares on a Fund's record date, you will be entitled to receive the dividend. The Trust, however, may declare a special capital gains distribution if the Board of Trustees believe that such a distribution would be in the best interest of the shareholders of a Fund.

TAXES

The following is a summary of some important tax issues that affect the Funds and their shareholders. The summary is based on current tax laws, which may be changed by legislative, judicial or administrative action. The Trust has not tried to present a detailed explanation of the tax treatment of the Funds, or the tax consequences of an investment in the Funds. MORE INFORMATION ABOUT TAXES IS LOCATED IN THE SAI. YOU ARE URGED TO CONSULT YOUR TAX ADVISER REGARDING SPECIFIC QUESTIONS AS TO FEDERAL, STATE AND LOCAL INCOME TAXES APPLICABLE TO YOUR INVESTMENT.

TAX STATUS OF EACH FUND

Each Fund is treated as a separate entity for federal tax purposes, and intends to qualify for the special tax treatment afforded regulated investment companies. As long as a Fund qualifies as a regulated investment company, it pays no federal income tax on the earnings it distributes to shareholders.

Special tax rules apply to life insurance companies, variable annuity contracts and variable life insurance contracts. Net investment income and net realized capital gains that a Fund distributes are not currently taxable when left to accumulate within a variable annuity or variable life insurance contract or under a qualified pension or retirement plan.

For information on federal income taxation of a life insurance company with respect to its receipt of distributions from a Fund and federal income taxation of owners variable annuity or variable life insurance contracts, refer to the contract prospectus.

MANAGEMENT OF THE FUNDS

INVESTMENT ADVISOR

Rydex Investments (The "Advisor"), 9601 Blackwell Road, Suite 500, Rockville, Maryland 20850, serves as investment adviser and manager of the Funds. The Advisor has served as the investment adviser of the Rydex Funds for over 10 years, and serves as sub-adviser to several other mutual funds.

The Advisor makes investment decisions for the assets of the Funds and continuously reviews, supervises, and administers each Fund's investment program. The Board of Trustees of the Trust supervise the Advisor and establish policies that the Advisor must follow in its day-to-day management activities. Under an investment advisory agreement between the Trust and the Advisor, the Funds paid the Advisor a fee at an annualized rate for the fiscal year ended December 31, 2004, based on the average daily net assets for each Fund, as set forth below:

FUND                                                                ADVISORY FEE
--------------------------------------------------------------------------------
OTC                                                                     .75%
SECTOR ROTATION                                                         .90%


The Advisor bears all of its own costs associated with providing these advisory services and the expenses of the Board of Trustees that are affiliated with the Advisor. The Advisor may make payments from its own resources to insurance companies, broker-dealers and other financial institutions in connection with the sale of Fund shares.

PORTFOLIO MANAGEMENT

The Funds are managed by a team of investment professionals. The following portfolio managers are jointly and primarily responsible for the day-to-day management of the Funds.

MICHAEL P. BYRUM, CFA, has been associated with Rydex Investments since the Advisor was founded in 1993. Mr. Byrum was named the President of Rydex Investments in 2004 and has served as Chief Investment Officer of Rydex Investments since 2000. During this time, he has played a key role in the development of the firm's investment strategies and product offerings. As Senior Portfolio Manager, Mr. Byrum was instrumental in the launch of the OTC, Precious Metals, U.S. Government Bond, Ursa and Arktos Funds, and helped to create the Rydex Sector Funds. He was named Vice President of Portfolio for Rydex Investments in 1998, and Executive Vice President in 2000. Prior to joining Rydex, Mr. Byrum worked for Money Management Associates, the investment adviser for Rushmore Funds, Inc. He holds a degree in finance from Miami University of Ohio.

WILLIAM E. FLAIG, JR., joined Rydex in January 2000 to manage the Large-Cap Europe and Large-Cap Japan Funds. Mr. Flaig has been instrumental in the development of derivative strategies for these Funds and for the Rydex Dynamic Funds, which were launched the same year. In 2001, he was promoted to senior portfolio manager and group leader for Rydex's S&P 500-based funds, fixed-income funds and several sector funds. In this capacity, Mr. Flaig helped to advance Rydex's quantitative management abilities and process. In 2003, Mr. Flaig was promoted to director of investments. He is responsible for the investment objectives of all mutual funds and sub-advised accounts and is a member of Rydex's senior management team and its Investment Strategy Committee, which determines investment policy for all Rydex Funds. Mr. Flaig came to Rydex after more than seven years at Bankers Trust, where he was a trader in emerging markets currency derivatives. He holds a degree in management and finance from Purdue University.

JIM KING, CFA, joined Rydex in 1996 and was promoted to assistant portfolio manager in 1997. In 1998, he became a portfolio manager and was promoted in 2001 to senior portfolio manager. Mr. King has served as an interim director of equity trading and investment operations. Currently, Mr. King's team manages all of the Rydex leveraged and inverse funds, as well as Rydex Sector Rotation Fund. Mr. King is a member of Rydex's Investment Strategy Committee, which determines investment policy for all Rydex Funds. Prior to joining Rydex, he worked as a registered representative at DMG Securities. He holds a degree in finance from the University of Maryland.

Additional Information about the portfolio managers' compensation, other accounts managed by the portfolio managers, and the portfolio managers' ownership of securities in the Funds is available in the SAI.

OTC FUND
FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the Funds' financial performance for the period of each Fund's operations. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in a Fund (assuming reinvestment of all dividends and distributions). The total returns do not reflect fees and charges imposed at the separate account level. This information has been audited by PricewaterhouseCoopers LLP. The Reports of Independent Registered Public Accounting Firm for each such period along with the Funds' financial statements and related notes, are included in the Annual Reports to Shareholders for such periods. The 2004 Annual Report is available upon request and without charge by calling 1-800-820-0888. The 2004 Annual Report is incorporated by reference in the SAI.

                                                          YEAR            YEAR            YEAR             YEAR             YEAR
                                                         ENDED           ENDED           ENDED            ENDED            ENDED
                                                  DECEMBER 31,    DECEMBER 31,    DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                                          2004            2003            2002             2001             2000
--------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE--
  BEGINNING OF YEAR                               $      13.16    $       9.05    $      14.80     $      22.83     $      38.52
                                                  ------------    ------------    ------------     ------------     ------------
  Net Investment Loss+                                    (.02)           (.13)           (.17)            (.23)            (.44)
  Net Realized and Unrealized Gains (Losses)
   on Securities                                          1.25            4.24           (5.58)           (7.80)          (13.50)
                                                  ------------    ------------    ------------     ------------     ------------
  Net Increase (Decrease) in Net Asset
   Value Resulting from Operations                        1.23            4.11           (5.75)           (8.03)          (13.94)
  Distributions to Shareholders from:
   Net Realized Capital Gains                               --              --              --               --            (1.75)
                                                  ------------    ------------    ------------     ------------     ------------
  Net Increase (Decrease) in Net Asset Value              1.23            4.11           (5.75)           (8.03)          (15.69)
                                                  ------------    ------------    ------------     ------------     ------------
NET ASSET VALUE--END OF YEAR                      $      14.39    $      13.16    $       9.05     $      14.80     $      22.83
                                                  ============    ============    ============     ============     ============
TOTAL INVESTMENT RETURN                                   9.35%          45.41%         (38.85)%         (35.17)%         (38.19)%
RATIOS TO AVERAGE NET ASSETS:
  Gross Expenses                                          1.47%           1.53%           1.74%            1.45%            1.46%
  Net Expenses                                            1.47%           1.53%           1.74%            1.45%            1.46%
  Net Investment Loss                                    (0.17)          (1.20)%         (1.58)%          (1.31)%          (1.23)%
SUPPLEMENTARY DATA:
  Portfolio Turnover Rate*                                 418%            482%            183%             139%             324%
  Net Assets, End of Period (000's omitted)       $    191,476    $    127,836    $     77,635     $    164,619     $    420,674

+    CALCULATED USING THE AVERAGE DAILY SHARES OUTSTANDING FOR THE PERIOD.

* PORTFOLIO TURNOVER RATIO IS CALCULATED WITHOUT REGARD TO SHORT-TERM SECURITIES HAVING A MATURITY OF LESS THAN ONE YEAR.

                                                                    SECTOR
                                                                   ROTATION
                                                                     FUND
                                                  --------------------------------------------
                                                          YEAR            YEAR          PERIOD
                                                         ENDED           ENDED           ENDED
                                                  DECEMBER 31,     DECEMBER 31,   DECEMBER 31,
                                                          2004            2003           2002*
----------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE--
  BEGINNING OF PERIOD                             $      10.08    $       7.76    $      10.00
                                                  ------------    ------------    ------------
  Net Investment Income (Loss)+                           (.05)           (.07)           (.01)
  Net Realized and Unrealized Gains (Losses)
   on Securities                                          1.13            2.39           (2.23)
                                                  ------------    ------------    ------------
  Net Increase (Decrease) in Net Asset Value
   Resulting from Operations                              1.08            2.32           (2.24)
  Distributions to Shareholders from:
   Net Investment Income                                    --              --              --
                                                  ------------    ------------    ------------
  Net Increase (Decrease) in Net Asset Value              1.08            2.32           (2.24)
                                                  ------------    ------------    ------------
NET ASSET VALUE--END OF PERIOD                    $      11.16    $      10.08    $       7.76
                                                  ============    ============    ============
TOTAL INVESTMENT RETURN                                  10.71%          29.97%         (22.40)%
RATIOS TO AVERAGE NET ASSETS:
  Gross Expenses                                          1.63%           1.70%           1.69%**
  Net Expenses                                            1.63%           1.70%           1.69%**
  Net Investment Income (Loss)                           (0.52)%         (0.78)%         (0.16)%**
SUPPLEMENTARY DATA:
  Portfolio Turnover Rate***                               333%            401%            357%
  Net Assets, End of Period (000's omitted)       $     27,747    $     20,594    $      6,669

+    CALCULATED USING THE AVERAGE DAILY SHARES OUTSTANDING FOR THE PERIOD.

*    SINCE THE COMMENCEMENT OF OPERATIONS: MAY 1, 2002-SECTOR ROTATION FUND.

**   ANNUALIZED

*** PORTFOLIO TURNOVER RATIO IS CALCULATED WITHOUT REGARD TO SHORT-TERM SECURITIES HAVING A MATURITY OF LESS THAN ONE YEAR.

BENCHMARK INFORMATION

STANDARD & POOR'S CORP. AND NASDAQ (THE "INDEX PUBLISHERS") DO NOT SPONSOR, ENDORSE, SELL OR PROMOTE ANY RYDEX FUND AND MAKE NO REPRESENTATION OR WARRANTY, IMPLIED OR EXPRESS, TO THE INVESTORS IN THE FUNDS, OR ANY MEMBERS OF THE PUBLIC,
REGARDING:

   -  THE ADVISABILITY OF INVESTING IN INDEX FUNDS;

   -  THE ABILITY OF ANY INDEX TO TRACK STOCK MARKET PERFORMANCE;

   - THE ACCURACY AND/OR THE COMPLETENESS OF THE AFOREMENTIONED INDICES OR ANY DATA INCLUDED THEREIN;

   - THE RESULTS TO BE OBTAINED BY ANY OF THE FUNDS, THE INVESTORS IN THE FUNDS, OR ANY PERSON OR ENTITY FROM THE USE OF THE INDICES OR DATA INCLUDED THEREIN; AND

   - THE MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE FOR USE WITH RESPECT TO THE INDICES OR ANY DATA INCLUDED THEREIN.

FURTHER, NEITHER OF THE INDEX PUBLISHERS:

   -  RECOMMEND THAT ANY PERSON INVEST IN THE FUNDS OR ANY OTHER SECURITIES;

   - HAVE ANY RESPONSIBILITY OR LIABILITY FOR OR MAKE ANY DECISIONS ABOUT THE TIMING, AMOUNT OR PRICING OF THE FUNDS;

   - HAVE ANY RESPONSIBILITY OR LIABILITY FOR THE ADMINISTRATION, MANAGEMENT OR MARKETING OF THE FUNDS;

   - CONSIDER THE NEEDS OF THE FUNDS OR THE INVESTORS IN THE FUNDS IN DETERMINING, COMPOSING OR CALCULATING THE INDEXES OR HAS ANY OBLIGATION TO DO SO;

   - WILL HAVE ANY LIABILITY IN CONNECTION WITH THE FUNDS OR FOR ANY ERRORS, OMISSIONS OR INTERRUPTIONS IN CONNECTION WITH THE INDEXES OR THE RELATED DATA;

   - WILL BE LIABLE FOR ANY LOST PROFITS OR INDIRECT PUNITIVE, SPECIAL OR CONSEQUENTIAL DAMAGES OR LOSSES, EVEN IF SUCH INDEX PUBLISHER KNOWS THAT THEY MIGHT OCCUR.

"STANDARD & POOR'S(R)," "S&P(R)," "S&P 500(R)," "STANDARD & POOR'S 500," "500,"
"STANDARD & POOR'S MIDCAP 400," "S&P MIDCAP 400," "STANDARD & POOR'S SMALLCAP 600," AND "S&P SMALLCAP 600" ARE TRADEMARKS OF THE MCGRAW-HILL COMPANIES, INC. AND HAVE BEEN LICENSED FOR USE BY RYDEX INVESTMENTS. THE RYDEX FUNDS ARE NOT SPONSORED, ENDORSED, SOLD OR PROMOTED BY STANDARD & POOR'S AND STANDARD & POOR'S MAKES NO REPRESENTATION REGARDING THE ADVISABILITY OF INVESTING IN THE RYDEX FUNDS.

MORE INFORMATION ABOUT THE INDEX PUBLISHERS IS LOCATED IN THE SAI.

                                       BC

Additional information about the Funds is included in the SAI dated May 1, 2005, which contains more detailed information about the Funds. The SAI has been filed with the SEC and is incorporated by reference into this Prospectus and, therefore, legally forms a part of this Prospectus. The SEC maintains the EDGAR database on its web site ("http://www.sec.gov") that contains the SAI, material incorporated by reference, and other information regarding registrants that file electronically with the SEC. You may also review and copy documents at the SEC Public Reference Room in Washington, D.C. (for information on the operation of the Public Reference Room, call 202.942.8090). You may request documents by mail from the SEC, upon payment of a duplication fee, by writing to: Securities and Exchange Commission, Public Reference Section, Washington, D.C. 20549-0102. You may also obtain this information, upon payment of a duplicating fee, by e-mailing the SEC at the following address: publicinfo@sec.gov.

You may obtain a copy of the SAI or the annual or semi-annual reports, without charge by calling 800.820.0888 or by writing to Rydex Variable Trust, at 9601 Blackwell Road, Suite 500, Rockville, Maryland 20850. Additional information about the Funds' investments is available in the annual and semi-annual reports. Also, in the Funds' annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Funds' performance during its last fiscal year. Because shares of the Funds are available exclusively for variable annuity and variable life insurance products, the Trust does not provide its SAI and shareholder reports on its web site.

NO ONE HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY
REPRESENTATIONS NOT CONTAINED IN THIS PROSPECTUS OR IN THE TRUST'S SAI IN CONNECTION WITH THE OFFERING OF FUND SHARES. DO NOT RELY ON ANY SUCH INFORMATION OR REPRESENTATIONS AS HAVING BEEN AUTHORIZED BY THE TRUST OR RYDEX INVESTMENTS. THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFERING BY THE TRUST IN ANY JURISDICTION WHERE SUCH AN OFFERING IS NOT LAWFUL.

The Trust's SEC registration number is 811-08821.

A FAMILY OF FUNDS DESIGNED EXCLUSIVELY FOR FINANCIAL PROFESSIONALS AND SOPHISTICATED INVESTORS


[RYDEXINVESTMENTS ESSENTIAL FOR MODERN MARKETS(TM) LOGO]

9601 BLACKWELL ROAD
SUITE 500
ROCKVILLE, MD 20850
800.820.0888
WWW.RYDEXINVESTMENTS.COM                                             RVTP-1-5/05

THE RYDEX VARIABLE TRUST

PROSPECTUS
MAY 1, 2005


BENCHMARK FUNDS
NOVA

JUNO

STRATEGIC FUND
SECTOR ROTATION



THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THE TRUST'S SHARES OR PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

[RYDEXINVESTMENTS ESSENTIAL FOR MODERN MARKETS(TM) LOGO]

RYDEX VARIABLE TRUST

9601 Blackwell Road, Suite 500
Rockville, Maryland 20850

800.820.0888
301.296.5100

BENCHMARK FUNDS


STRATEGIC FUND

Rydex Variable Trust (the "Trust") is a mutual fund complex offering professionally managed investment portfolios (the "Funds") which are grouped into the following categories:

BENCHMARK FUNDS - Nova Fund and Juno Fund

STRATEGIC FUNDS - Sector Rotation Fund

Shares of the Funds are available exclusively for variable annuity and variable life insurance products. Variable life and variable annuity contract owners should also review the variable insurance contract prospectus prepared by their insurance company. Information about any variable insurance contract fees is included in the variable insurance contract prospectus.


RISKS OF INVESTING IN THE FUNDS

The value of the Funds may fluctuate. In addition, Fund shares:

-  MAY DECLINE IN VALUE AND YOU MAY LOSE MONEY
-  ARE NOT FEDERALLY INSURED
-  ARE NOT GUARANTEED BY ANY GOVERNMENT AGENCY
-  ARE NOT BANK DEPOSITS
-  ARE NOT GUARANTEED TO ACHIEVE THEIR OBJECTIVES

     TABLE OF CONTENTS


     BENCHMARK FUNDS
5    COMMON RISK/RETURN INFORMATION
7    NOVA FUND
8    JUNO FUND

     STRATEGIC FUND
10   SECTOR ROTATION FUND

12   MORE INFORMATION ABOUT FUND INVESTMENTS AND RISK

15   PURCHASING AND REDEEMING SHARES

16   DIVIDENDS, DISTRIBUTIONS, AND TAXES

16   MANAGEMENT OF THE FUNDS

18   FINANCIAL HIGHLIGHTS

21   BENCHMARK INFORMATION

BC   ADDITIONAL INFORMATION

This page intentionally left blank.

RYDEX BENCHMARK FUNDS


NOVA FUND

JUNO FUND


COMMON RISK/RETURN INFORMATION

INVESTMENT OBJECTIVES

Each Benchmark Fund seeks to provide investment results that either match or correlate to the performance of a specific benchmark.

PRINCIPAL RISKS

MARKET RISK - The Funds' value may fluctuate from day to day. Due to market conditions, Fund shares may decline in value causing you to lose money.

DERIVATIVES RISK - The Funds' use of derivatives such as futures, options and swap agreements to pursue their investment objectives may expose the Funds to additional risks that they would not be subject to if they invested directly in the securities underlying those derivatives. These risks may cause the Funds to experience higher losses than funds that do not use derivatives.


TRACKING ERROR RISK - The Advisor may not be able to cause a Fund's performance to match or exceed that of the Fund's benchmark, either on a daily or aggregate basis. In addition, because each Fund is tracking the performance of its benchmark on a daily basis, mathematical compounding may prevent a Fund from correlating with the monthly, quarterly, annual or other period performance of its benchmark. Tracking error may cause a Fund's performance to be less than you expect.


ACTIVE TRADING RISK - A significant portion of the assets of the Funds come from investors who take part in certain strategic and tactical asset allocation programs. The Funds anticipate that investors who take part in these programs may frequently redeem or exchange shares of the Funds, which may cause the Funds to experience high portfolio turnover. Higher portfolio turnover may result in the Funds paying higher levels of transaction costs and generating greater tax liabilities for shareholders. In addition, large movements of assets into and out of the Funds may negatively impact a Fund's ability to achieve its investment objective.

NON-DIVERSIFICATION RISK - Each Fund is considered non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single security could cause greater fluctuations in the value of Fund shares than would occur in a more diversified fund.

SWAP COUNTERPARTY CREDIT RISK - The Funds are subject to credit risk on the amount they expect to receive from swap agreement counterparties. If a swap counterparty defaults on its payment obligations to a Fund, this default will cause the value of your investment in the Fund to decrease.

EARLY CLOSING RISK - The Funds are subject to the risk that unanticipated early closings of securities exchanges will result in the Funds being unable to sell or buy securities on that day. If an exchange closes early on a day when a Fund needs to execute a high volume of securities trades late in a trading day, the Fund might incur substantial trading losses.

NOVA FUND
FUND INFORMATION

FUND OBJECTIVE

The Nova Fund seeks to provide investment results that match the performance of a specific benchmark on a daily basis. The Fund's current benchmark is 150% of the performance of the S&P 500(R) Index (the "underlying index").

If the Fund meets its objective, the value of the Fund's shares will tend to increase on a daily basis by 150% of the value of any increase in the underlying index. When the value of the underlying index declines, the value of the Fund's shares should also decrease on a daily basis by 150% of the value of any decrease in the underlying index (e.g., if the underlying index goes down by 5%, the value of the Fund's shares should go down by 7.5% on that day).

PRINCIPAL INVESTMENT STRATEGY

Unlike a traditional index fund, as its primary investment strategy, the Fund invests to a significant extent in leveraged instruments, such as futures contracts and options on securities, futures contracts, and stock indices, as well as equity securities and may enter into swap agreements. Futures and options contracts enable the Fund to pursue its objective without investing directly in the securities included in the underlying index, or in the same proportion that those securities are represented in the underlying index. On a day-to-day basis, to collateralize these futures and options contracts, the Fund holds U.S. Government securities or cash equivalents.

PRINCIPAL RISKS

In addition to the risks common to investing in any Benchmark Fund, the Nova Fund is subject to a number of other risks that may affect the value of its shares, including:

EQUITY RISK - The equity markets are volatile, and the value of the Fund's equity securities and equity derivatives, such as futures and options contracts, may fluctuate significantly from day to day. This volatility may cause the value of your investment in the Fund to decrease.

LEVERAGING RISK - The more the Fund invests in leveraged instruments, the more this leverage will magnify any losses on those investments. Leverage will also have the effect of magnifying tracking error risk.

FUND PERFORMANCE AND FEE INFORMATION

PERFORMANCE

The bar chart and table below show the performance of the Nova Fund both year by year and as an average over different periods of time. For investment activity prior to November 1998, the Fund's performance reflected insurance-related charges that had the effect of reducing returns. Subsequent periods do not reflect insurance charges which, if reflected, would similarly have the effect of reducing returns. The variability of performance over time provides an indication of the risks of investing in the Fund. Of course, this past performance does not necessarily indicate how the Fund will perform in the future.

[CHART]

1998     30.06%
1999     23.28%
2000    -20.30%
2001    -23.58%
2002    -35.72%
2003     39.19%
2004     14.62%

DURING THE PERIOD SHOWN IN THE BAR CHART, THE HIGHEST RETURN FOR A QUARTER WAS 31.57% (QUARTER ENDED DECEMBER 31, 1998) AND THE LOWEST RETURN FOR A QUARTER WAS -26.76% (QUARTER ENDED SEPTEMBER 30, 2002).

AVERAGE ANNUAL TOTAL RETURN (FOR PERIODS ENDING DECEMBER 31, 2004)(1)

                                         NOVA FUND           S&P 500 INDEX(2)
------------------------------------------------------------------------------
PAST ONE YEAR                              14.62%                 10.89%
PAST FIVE YEARS                            -8.98%                 -2.30%
SINCE INCEPTION (05/07/97)                  2.66%                  6.91%

(1) THESE FIGURES ASSUME THE REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS.
(2) THE S&P 500(R) INDEX IS AN UNMANAGED CAPITALIZATION-WEIGHTED INDEX COMPOSED OF 500 COMMON STOCKS, WHICH ARE CHOSEN BY THE STANDARD & POOR'S CORPORATION (S&P) ON A STATISTICAL BASIS. RETURNS REFLECT NO DEDUCTION FOR FEES, EXPENSES OR TAXES.

FEES AND EXPENSES OF THE FUND

This table and example are designed to assist you in understanding the fees and expenses that you may pay as an investor in the shares.

OWNERS OF VARIABLE ANNUITY AND INSURANCE CONTRACTS THAT INVEST IN THE FUND SHOULD REFER TO THE VARIABLE INSURANCE CONTRACT PROSPECTUS FOR A DESCRIPTION OF FEES AND EXPENSES, AS THE TABLE AND EXAMPLE DO NOT REFLECT DEDUCTIONS AT THE SEPARATE ACCOUNT LEVEL OR CONTRACT LEVEL FOR ANY CHARGES THAT MAY BE INCURRED UNDER A CONTRACT. IF THE TABLE AND EXAMPLE WERE TO REFLECT THE DEDUCTION OF INSURANCE CHARGES, FEES AND EXPENSES WOULD BE HIGHER.

SHAREHOLDER FEES                                                                NONE
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
  MANAGEMENT FEES                                                               0.75%
  DISTRIBUTION (12b-1) FEES                                                     NONE
  OTHER EXPENSES                                                                0.71%
TOTAL ANNUAL FUND OPERATING EXPENSES                                            1.46%

EXAMPLE

This Example is intended to help you compare the cost of investing in the shares of the Nova Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

               1 YEAR          3 YEARS         5 YEARS         10 YEARS
-----------------------------------------------------------------------
               $  153           $ 476           $ 822           $ 1,796

JUNO FUND

FUND INFORMATION

FUND OBJECTIVE

The Juno Fund seeks to provide total returns that will inversely correlate to the price movements of a benchmark for U.S. Treasury debt instruments or futures contract on a specified debt instrument. The Fund's current benchmark is the inverse of the daily price movement of the Long Treasury Bond. The Long Treasury Bond is the U.S. Treasury bond with the longest maturity, which is currently 30 years. The price movement of the Long Treasury Bond is based on the daily price change of the most recently issued Long Treasury Bond.

If the Fund meets its objective, the value of the Fund's shares will tend to increase on a daily basis when the price of the Long Treasury Bond decreases. When the price of the Long Treasury Bond increases, however, the value of the Fund's shares should decrease on a daily basis by an inversely proportionate amount (e.g., if the price of the Long Treasury Bond increases by 2%, the value of the Fund's shares should go down by 2% on that day).

INVESTMENT STRATEGY

Unlike a traditional index fund, the Fund's benchmark is to perform, on a daily basis, exactly opposite its benchmark, the Long Treasury Bond. As its primary investment strategy, the Fund enters into short sales and swap transactions, and engages in futures and options transactions. On a day-to-day basis, the Fund holds U.S. Government securities or cash equivalents to collateralize these obligations.

PRINCIPAL RISKS

In addition to the risks common to investing in any Benchmark Fund, the Juno Fund is subject to a number of other risks that may affect the value of its shares, including:

FIXED INCOME RISK - The Fund's fixed income investments will change in value in response to interest rate changes and other factors. In addition, the value of securities with longer maturities will fluctuate more in response to interest rate changes. These interest rate changes and other factors may also negatively affect the Fund's short sales of fixed income securities.

SHORT SALES RISK - Short sales are transactions in which the Fund sells a security it does not own. If the security the Fund sold short goes down in price between the time the Fund sells the security and closes its short position, the Fund will realize a gain on the transaction. Conversely, if the security goes up in price during the period, the Fund will realize a loss on the transaction. The risk of such price increases is the principal risk of engaging in short sales. The Fund may also be subject to expenses related to short sales such as borrowing and margin account maintenance costs, which may negatively impact the performance of the Fund.

FUND PERFORMANCE AND FEE INFORMATION

PERFORMANCE

The bar chart and table below show the performance of the Juno Fund for one year and as an average over different periods of time. The information in the table gives some indication of the risks of an investment in the Fund by comparing the Fund's performance with a broad measure of market performance. Of course, this past performance does not necessarily indicate how the Fund will perform in the future.

[CHART]

2004    -10.67%

DURING THE PERIOD SHOWN IN THE BAR CHART, THE HIGHEST RETURN FOR A QUARTER WAS 5.97% (QUARTER ENDED JUNE 30, 2004) AND THE LOWEST RETURN FOR A QUARTER WAS -7.49% (QUARTER ENDED MARCH 31, 2004).

AVERAGE ANNUAL TOTAL RETURN (FOR PERIODS ENDING DECEMBER 31, 2004)(1)

                                                               LEHMAN LONG
                                            JUNO          TREASURY BOND INDEX(2)
--------------------------------------------------------------------------------
PAST ONE YEAR                              -10.67%                7.70%
SINCE INCEPTION (05/01/03)                  -6.94%                4.59%

(1) THESE FIGURES ASSUME THE REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS.
(2) THE LEHMAN LONG TREASURY BOND INDEX IS AN UNMANAGED INDEX THAT IS A WIDELY RECOGNIZED INDICATOR OF U.S. GOVERNMENT BOND PERFORMANCE. RETURNS REFLECT NO DEDUCTION FOR FEES, EXPENSES OR TAXES.

FEES AND EXPENSES OF THE FUND

This table and example are designed to assist you in understanding the fees and expenses that you may pay as an investor in the shares.

OWNERS OF VARIABLE ANNUITY AND INSURANCE CONTRACTS THAT INVEST IN THE FUND SHOULD REFER TO THE VARIABLE INSURANCE CONTRACT PROSPECTUS FOR A DESCRIPTION OF FEES AND EXPENSES, AS THE TABLE AND EXAMPLE DO NOT REFLECT DEDUCTIONS AT THE SEPARATE ACCOUNT LEVEL OR CONTRACT LEVEL FOR ANY CHARGES THAT MAY BE INCURRED UNDER A CONTRACT. IF THE TABLE AND EXAMPLE WERE TO REFLECT THE DEDUCTION OF INSURANCE CHARGES, FEES AND EXPENSES WOULD BE HIGHER.

SHAREHOLDER FEES                                                                NONE
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
  MANAGEMENT FEES                                                                .90%
  DISTRIBUTION (12b-1) FEES                                                     NONE
  OTHER EXPENSES                                                                4.12%
TOTAL ANNUAL FUND OPERATING EXPENSES                                            5.02%

EXAMPLE

This Example is intended to help you compare the cost of investing in the shares of the Juno Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:


               1 YEAR          3 YEARS         5 YEARS         10 YEARS
-----------------------------------------------------------------------
               $  527          $ 1,577         $ 2,621          $ 5,207

SECTOR ROTATION FUND

FUND INFORMATION

FUND OBJECTIVE

The Sector Rotation Fund seeks long term capital appreciation.

PRINCIPAL INVESTMENT STRATEGY

The Fund seeks to respond to the dynamically changing economy by moving its investments among different sectors or industries. Each month the Advisor, using a quantitative methodology, ranks approximately sixty-two different industries based on price momentum as determined by the recent performance of the various industries over the various near-term time periods. The Fund then invests in the top ranked industries. Subject to maintaining adequate liquidity in the Fund, each industry or sector investment is intended to represent the entire industry or sector. The Fund invests in equity securities, but may also invest in equity derivatives such as futures contracts, options and swap transactions. The Fund may also enter into short sales.

PRINCIPAL RISKS

The Sector Rotation Fund is subject to a number of risks that may affect the value of its shares, including:

MARKET RISK - The Fund's value may fluctuate from day to day. Due to market conditions, Fund shares may decline in value causing you to lose money.

EQUITY RISK - The equity markets are volatile, and the value of the Fund's equity securities and equity derivatives, such as futures and options contracts, may fluctuate significantly from day to day. This volatility may cause the value of your investment in the Fund to decrease.

DERIVATIVES RISK - The Fund's use of derivatives such as futures, options and swap agreements to pursue its investment objectives may expose the Fund to additional risks that it would not be subject to if it invested directly in the securities underlying those derivatives. These risks may cause the Fund to experience higher losses than funds that do not use derivatives.

NON-DIVERSIFICATION RISK - The Fund is considered non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single security could cause greater fluctuations in the value of Fund shares than would occur in a more diversified fund.

SWAP COUNTERPARTY CREDIT RISK - The Fund is subject to credit risk on the amount it expects to receive from swap agreement counterparties. If a swap counterparty defaults on its payment obligations to the Fund, this default will cause the value of your investment in the Fund to decrease.

SMALL AND MEDIUM ISSUER RISK - Small and medium capitalization companies may be more vulnerable than larger, more established organizations to adverse business or economic developments. In particular, small capitalization companies may have limited product lines, markets, and financial resources and may be dependent upon a relatively small management group. These securities may be listed on an exchange or trade over-the-counter and may or may not pay dividends.

INVESTMENT STYLE RISK - The Fund is subject to the risk that the Advisor's use of a price momentum-driven investment strategy may cause the Fund to underperform other types of mutual funds that use different investment strategies during periods when price momentum investing is out of favor.

EARLY CLOSING RISK - The Fund is subject to the risk that unanticipated early closings of securities exchanges will result in the Fund being unable to sell or buy securities on that day. If an exchange closes early on a day when the Fund needs to execute a high volume of securities trades late in a trading day, the Fund might incur substantial trading losses.

FUND PERFORMANCE AND FEE INFORMATION

PERFORMANCE

The bar chart and table below show the performance of the Sector Rotation Fund both year by year and as an average over different periods of time. The variability of performance over time provides an indication of the risks of investing in the Fund. Of course, this past performance does not necessarily indicate how the Fund will perform in the future.

[CHART]

2002    -22.40%
2003     29.97%
2004     10.71%

DURING THE PERIOD SHOWN IN THE BAR CHART, THE HIGHEST RETURN FOR A QUARTER WAS 14.70% (QUARTER ENDED JUNE 30, 2003) AND THE LOWEST RETURN FOR A QUARTER WAS -2.71% (QUARTER ENDED MARCH 31, 2003).

AVERAGE ANNUAL TOTAL RETURN (FOR PERIODS ENDING DECEMBER 31, 2004)(1)

                                          SECTOR ROTATION      S&P 500 INDEX(2)
-------------------------------------------------------------------------------
PAST ONE YEAR                                  10.71%               10.89%
SINCE INCEPTION (05/01/2002)                    4.20%                6.04%

(1) THESE FIGURES ASSUME THE REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS.
(2) THE S&P 500(R) INDEX IS AN UNMANAGED CAPITALIZATION-WEIGHTED INDEX COMPOSED OF 500 COMMON STOCKS, WHICH ARE CHOSEN BY THE STANDARD & POOR'S CORPORATION (S&P) ON A STATISTICAL BASIS. RETURNS REFLECT NO DEDUCTION FOR FEES, EXPENSES OR TAXES.

FEES AND EXPENSES OF THE FUND

This table and example are designed to assist you in understanding the fees and expenses that you may pay as an investor in the shares. OWNERS OF VARIABLE ANNUITY AND INSURANCE CONTRACTS THAT INVEST IN THE FUND SHOULD REFER TO THE VARIABLE INSURANCE CONTRACT PROSPECTUS FOR A DESCRIPTION OF FEES AND EXPENSES, AS THE TABLE AND EXAMPLE DO NOT REFLECT DEDUCTIONS AT THE SEPARATE ACCOUNT LEVEL OR CONTRACT LEVEL FOR ANY CHARGES THAT MAY BE INCURRED UNDER A CONTRACT. IF THE TABLE AND EXAMPLE WERE TO REFLECT THE DEDUCTION OF INSURANCE CHARGES, FEES AND EXPENSES WOULD BE HIGHER.

SHAREHOLDER FEES                                                                NONE
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
  MANAGEMENT FEES                                                               0.90%
  DISTRIBUTION (12b-1) FEES                                                     NONE
  OTHER EXPENSES                                                                0.73%
TOTAL ANNUAL FUND OPERATING EXPENSES                                            1.63%

EXAMPLE

This Example is intended to help you compare the cost of investing in the shares of the Sector Rotation Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:


               1 YEAR           3 YEARS          5 YEARS          10 YEARS
--------------------------------------------------------------------------
               $  171           $   531          $   914          $  1,988

MORE INFORMATION ABOUT FUND
INVESTMENTS AND RISK

THE BENCHMARK FUNDS' INVESTMENT OBJECTIVES


The Benchmark Funds' objective is to provide investment results that match the performance of a specific benchmark on a daily basis. The investment objective of each Fund is non-fundamental and may be changed without shareholder approval.


The current benchmark used by each Fund is set forth below:


FUND                        BENCHMARK
-------------------------------------------------------------------------------------------
NOVA FUND                   150% OF THE PERFORMANCE OF THE S&P 500(R) INDEX

JUNO FUND                   INVERSE (OPPOSITE) OF THE PERFORMANCE OF THE LONG TREASURY BOND



A BRIEF GUIDE TO THE BENCHMARKS.


THE S&P 500(R) INDEX. The S&P 500(R) Index is a capitalization-weighted index composed of 500 common stocks, which are chosen by the Standard & Poor's Corporation ("S&P") on a statistical basis.


THE LONG TREASURY BOND. The Long Treasury Bond is the current U.S. Treasury bond with the longest maturity. Currently, the longest maturity of a U.S. Treasury Bond is 30 years.

UNDERSTANDING COMPOUNDING & THE EFFECT OF LEVERAGE


It is important to understand the effects of compounding when investing in any mutual fund, especially funds which use leverage as part of their investment strategy. The following simple examples provide an illustration:

     EXAMPLE A: Assume you invest $100 in Fund A, a typical index fund that seeks to match the performance of its underlying index. If the index increases 10% on day one, the value of the your shares in Fund A would be expected to increase $10 (10% of $100) to $110. The next day, if the index decreases 10%, the value of your shares in Fund A would be expected to decrease $11 (10% of $110) to $99.

     EXAMPLE B: Assume you invested $100 in Fund B, a fund that seeks to return 150% of the performance of the same index. On day one, the value of your shares in Fund B would be expected to increase $15 (15% of $100) to $115. On day two, however, the value of your shares in the leveraged fund would be expected to decrease $17.25 (15% of $115) to $97.75.

Because of the effect of compounding, in each case the value of your investment declined even though the index went up 10% on day one and down 10% on day two. However, the effect of compounding was more pronounced when combined with leverage (Example B). In addition, because of the effect of compounding, the performance of a leveraged fund is more likely to match the performance of its underlying index on a daily basis than over an extended period of time.

ADVISOR'S INVESTMENT METHODOLOGY

Rydex Investments (the "Advisor"), develops and implements structured investment strategies designed to achieve each Fund's objective.

The Advisor uses quantitative methods to construct portfolios that correlate highly with their respective benchmarks. Statistical techniques are then used to determine the optimal mix of assets for each Fund. The Advisor places particular emphasis on controlling risk relative to each Fund's benchmark or market sector in order to maintain consistency and predictability.


With the exception of the Sector Rotation Fund, the Advisor does not engage in temporary defensive investing, keeping each Fund fully invested in all market environments.

BENCHMARK FUNDS. The Advisor's primary objective for the Benchmark Funds is to correlate with the performance of the index underlying each Fund's benchmark. The Nova Fund is invested to achieve returns that exceed the returns of the index underlying its benchmark. The leveraged returns are achieved not by borrowing, but by the use of futures and other instruments that simulate leveraged returns without requiring a commitment of cash in excess of the Fund's assets. For the Juno Fund, the Advisor uses short selling techniques to produce returns that move inversely to the performance of its index.

SECTOR ROTATION FUND. Each month, the Advisor ranks all industries according to several measures of price momentum. The top-ranked industries are selected for the Advisor's buy list. In order to ensure liquidity in the underlying securities for purchase, approximately 2000 securities are eligible for purchase from the industry buy list. The Advisor uses this methodology to rotate the Fund's investments among a variety of industries along with sectors in order to take advantage of volatility in top performing sectors. The Fund may, at times, also short-sell securities in industries or sectors that exhibit particularly low momentum measurement scores. The Advisor may invest in cash or cash-type securities (high-quality, short-term debt securities issued by corporations, financial institutions, the U.S. Government or foreign governments) as a temporary defensive position to avoid losses during adverse market conditions. Taking a temporary defensive position could reduce the benefit to the Fund if the market goes up. In this case, the Fund may not achieve its investment goal.

OTHER INVESTMENT PRACTICES AND STRATEGIES


Please see the statement of additional information (the "SAI") for a more complete list of portfolio investment strategies, permitted investments and related risks.

RISKS OF INVESTING IN THE FUNDS

As indicated below, the Funds are subject to a number of risks that may affect the value of Fund shares.


EQUITY RISK (ALL FUNDS EXCEPT JUNO FUND) - The Funds may invest in public and privately issued equity securities, including common and preferred stocks, warrants, and rights, as well as instruments that attempt to track the price movement of equity indices. Investments in equity securities and equity derivatives in general are subject to market risks that may cause their prices to fluctuate over time. The value of securities convertible into equity securities, such as warrants or convertible debt, is also affected by prevailing interest rates, the credit quality of the issuer and any call provision. Fluctuations in the value of equity securities in which the Funds invest will cause the net asset value of the Funds to fluctuate. Historically, the equity markets have moved in cycles, and the value of the Fund's equity securities and equity derivatives may fluctuate drastically from day to day. Because of their link to the equity markets and use of leverage, an investment in the Funds may be more suitable for long-term investors who can bear the risk of short-term principal fluctuations, which at times may be significant.

FIXED INCOME RISK (JUNO FUND) - The market value of fixed income investments will change in response to interest rate changes and other factors. During periods of falling interest rates, the values of outstanding fixed income securities generally rise. Conversely, during periods of rising interest rates, the values of such securities generally decline. Moreover, while securities with longer maturities tend to produce higher yields, the prices of longer maturity securities are also subject to greater market fluctuations as a result of changes in interest rates.

NON-DIVERSIFICATION RISK (ALL FUNDS) - Since each Fund is non-diversified, each Fund may invest in the securities of a limited number of issuers. To the extent that a Fund invests a significant percentage of its assets in a limited number of issuers, the Fund is subject to the risks of investing in those few issuers, and may be more susceptible to a single adverse economic or regulatory occurrence.

TRACKING ERROR RISK (BENCHMARK FUNDS) - Tracking error risk refers to the risk that the Benchmark Funds' returns may not match or correlate to the returns of their respective benchmarks on either a daily or aggregate basis. Factors such as Fund expenses, imperfect correlation between the Funds' investments and those of their benchmarks, rounding of share prices, changes to the benchmark, regulatory policies, high portfolio turnover rate and leverage all contribute to tracking error.

TRADING HALT RISK (ALL FUNDS) - The Funds typically may hold short-term options and futures contracts. The major exchanges on which these contracts are traded, such as the Chicago Mercantile Exchange ("CME"), have established limits on how much an option or futures contract may decline over various time periods within a day. If an option or futures contract's price declines more than the established limits, trading on the exchange is halted on that instrument. If a trading halt occurs, the Fund may temporarily be unable to purchase or sell options or futures contracts. Such a trading halt near the time the Fund prices its shares may limit the Fund's ability to use leverage and may prevent the Fund from achieving its investment objective. In such an event, a Fund also may be required to use a "fair-value" method to price its outstanding contracts.

FOREIGN SECURITIES RISK (SECTOR ROTATION FUND) - Investing in securities of foreign companies may involve risks not typically associated with investing in U.S. companies. The value of securities denominated in foreign currencies, and of dividends from such securities, can change significantly when foreign currencies strengthen or weaken relative to the U.S. dollar. Foreign securities markets generally have less trading volume and less liquidity than U.S. markets, and prices in some foreign markets can be extremely volatile. Many foreign countries lack accounting and disclosure standards comparable to those that apply to U.S. companies, and it may be more difficult to obtain reliable information regarding a foreign issuer's financial condition and operations. Transaction costs and costs associated with custody services are generally higher for foreign securities than they are for U.S. securities. Some foreign governments levy withholding taxes against dividend and interest income. Although in some countries portions of these taxes are recoverable, the non-recovered portion will reduce the income received by the Fund.

FOREIGN CURRENCY RISK (SECTOR ROTATION FUND) - The Fund's investments in securities denominated in foreign currencies are subject to currency risk. Currency risks include the following:


- The value of a Fund's assets measured in U.S. dollars may be affected by changes in currency exchange rates and exchange control regulations.

- A Fund may incur transaction costs in connection with conversions between various currencies.


Under normal circumstances, the Fund does not plan to hedge against the risks of variation in currency exchange rates relative to the U.S. dollar. As a result, the value of securities denominated in foreign currencies can change significantly when foreign currencies strengthen or weaken relative to the U.S. dollar.

FUTURES AND OPTIONS RISK (ALL FUNDS) - The Funds may invest a percentage of their assets in futures and options contracts. The Funds may use futures contracts and related options for bona fide hedging purposes to offset changes in the value of securities held or expected to be acquired. They may also be used to gain exposure to a particular market or instrument, to create a synthetic money market position, and for certain other tax-related purposes. The Funds will only enter into futures contracts traded on a national futures exchange or board of trade. Futures and options contracts are described in more detail below:


          FUTURES CONTRACTS - Futures contracts and options on futures contracts provide for the future sale by one party and purchase by another party of a specified amount of a specific security at a specified future time and at a specified price. An option on a futures contract gives the purchaser the right, in exchange for a premium, to assume a position in a futures contract at a specified exercise price during the term of the option. Index futures are futures contracts for various indices that are traded on registered securities exchanges.

          OPTIONS - The buyer of an option acquires the right to buy (a call option) or sell (a put option) a certain quantity of a security (the underlying security) or instrument at a certain price up to a specified point in time. The seller or writer of an option is obligated to sell (a call option) or buy (a put option) the underlying security. When writing (selling) call options on securities, the Funds may cover its position by owning the underlying security on which the option is written or by owning a call option on the underlying security. Alternatively, the Funds may cover its position by maintaining in a segregated account cash or liquid securities equal in value to the exercise price of the call option written by the Funds.

   The risks associated with the Funds' use of futures and options contracts include:

   - A Fund experiencing losses over certain ranges in the market that exceed losses experienced by a Fund that does not use futures contracts and options.

   - There may be an imperfect correlation between the changes in market value of the securities held by a Fund and the prices of futures and options on futures.

   - Although the Funds will only purchase exchange-traded futures, due to market conditions there may not always be a liquid secondary market for a futures contract or option. As a result, the Funds may be unable to close out their futures contracts at a time that is advantageous.

   - Trading restrictions or limitations may be imposed by an exchange, and government regulations may restrict trading in futures contracts and options.

   - Because option premiums paid or received by the Funds are small in relation to the market value of the investments underlying the options, buying and selling put and call options can be more speculative than investing directly in securities.


EARLY CLOSING RISK (ALL FUNDS) - The normal close of trading of securities on the Nasdaq and the New York Stock Exchange ("NYSE") is 4:00 p.m., Eastern Time. Unanticipated early closings may result in a Fund being unable to sell or buy securities on that day. If an exchange closes early on a day when one or more of the Funds needs to execute a high volume of securities trades late in a trading day, a Fund might incur substantial trading losses.

SHORT SALES RISK (JUNO AND SECTOR ROTATION FUNDS) - Short sales are transactions in which a Fund sells a security it does not own. To complete the transaction, the Fund must borrow the security to make delivery to the buyer. The Fund is then obligated to replace the security borrowed by purchasing the security at the market price at the time of replacement. The price at such time may be higher or lower than the price at which the security was sold by the Fund. If the underlying security goes down in price between the time the Fund sells the security and buys it back, the Fund will realize a gain on the transaction. Conversely, if the underlying security goes up in price during the period, the Fund will realize a loss on the transaction. Any such loss is increased by the amount of premium or interest the Fund must pay to the lender of the security. Likewise, any gain will be decreased by the amount of premium or interest the Fund must pay to the lender of the security. The Fund is also required to segregate other assets on its books to cover its obligation to return the security to the lender which means that those other assets may not be available to meet the Fund's needs for immediate cash or other liquidity. The Fund's investment performance may also suffer if the Fund is required to close out a short position earlier than it had intended. This would occur if the securities lender required the Fund to deliver the securities the Fund borrowed at the commencement of the short sale and the Fund was unable to borrow the securities from another securities lender or otherwise obtain the security by other means. In addition, the Fund may be subject to expenses related to short sales that are not typically associated with investing in securities directly, such as costs of borrowing and margin account maintenance costs associated with the Fund's open short positions. These expenses negatively impact the performance of the Fund. For example, when a Fund short sells an interest-bearing security, such as a bond, it is obligated to pay the interest on the security it has sold. This cost is partially offset by the interest earned by the Fund on the cash generated by the short sale. To the extent that the interest rate that the Fund is obligated to pay is greater than the interest earned by the Fund on investments, the performance of the Fund will be negatively impacted. This type of short sales expense is sometimes referred to as the "negative cost of carry," and will tend to cause a Fund to lose money on a short sale even in instances where the price of the underlying security sold short does not change over the duration of the short sale.

SMALL AND MEDIUM ISSUER RISK (SECTOR ROTATION FUND) - Small and medium capitalization companies may be more vulnerable than larger, more established organizations to adverse business or economic developments. In particular, small capitalization companies may have limited product lines, markets, and financial resources and may be dependent upon a relatively small management group. These securities may trade over-the-counter or be listed on an exchange and may or may not pay dividends.

SWAP COUNTERPARTY CREDIT RISK (ALL FUNDS) - The Funds may enter into equity index or interest rate swap agreements for purposes of attempting to gain exposure to a particular group of stocks or to an index of stocks without actually purchasing those stocks, or to hedge a position. The Funds will use short-term swap agreements to exchange the returns (or differentials in rates of return) earned or realized in particular predetermined investments or instruments. A Fund will not enter into any swap agreement unless the Advisor believes that the other party to the transaction is creditworthy. The use of equity swaps involves risks that are different from those associated with ordinary portfolio securities transactions. Swap agreements may be considered to be illiquid. A Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty.


PORTFOLIO HOLDINGS

A description of the Funds' policies and procedures with respect to the disclosure of Fund portfolio securities is available in the SAI.

PURCHASING AND REDEEMING SHARES


Shares of the Funds are offered continuously. Investors may buy shares on any day that the NYSE is open for business (a "Business Day"). On any day that the New York Fed or the NYSE closes early, the principal government securities and corporate bond markets close early (such as on days in advance of holidays generally observed by participants in these markets), or as permitted by the SEC, the Funds reserve the right to advance the time on that day NAV is calculated and, correspondingly, the time by which purchase and redemption orders must be received. The Juno Fund will not accept transaction orders and will not calculate NAV on days when the U.S. Government bond market is closed, including Columbus Day and Veterans' Day.


Shares of each Fund can be purchased only by insurance companies for their separate accounts to fund variable life insurance and variable annuity contracts. All orders for the purchase of shares are subject to acceptance or rejection by the Trust. An insurance company purchases and redeems shares of each Fund based on, among other things, the amount of net contract premiums or purchase payments allocated to a separate account investment division, transfers to or from a separate account investment division, contract loans and repayments, contract withdrawals and surrenders, and benefit payments, at the Fund's net asset value per share calculated as of that same day.

All redemption requests will be processed and payment with respect thereto will be made within seven days after tender. With respect to each Fund, Rydex may suspend your right to redeem your shares during times when trading on the NYSE is suspended or restricted, or otherwise as permitted by the SEC. The Funds reserve the right to pay part of your redemption proceeds in liquid securities with a market value equal to the redemption price.

FREQUENT PURCHASES AND REDEMPTIONS OF FUND SHARES


The Benchmark Funds are designed and operated to accommodate frequent trading by shareholders, and therefore, unlike most mutual funds, the Funds offer unlimited exchange privileges with no minimum holding periods or transaction fees. A significant portion of the assets of the Funds come from investors who take part in certain strategic and tactical asset allocation programs. The Funds anticipate that investors who take part in these programs may frequently redeem or exchange shares of the Funds, which may cause the Funds to experience high portfolio turnover. Higher portfolio turnover may result in the Funds paying higher levels of transaction costs. In addition, large movements of assets into and out of the Funds may negatively impact a Fund's ability to achieve its investment objective.

Unlike most other Rydex Funds, the Sector Rotation Fund (the "Strategic Fund") is not suitable for purchase by active investors. The Fund is intended for long-term investment purposes only and discourages shareholders from engaging in "market timing" or other types of excessive short-term trading. This frequent trading into and out of the Strategic Fund may present risks to the Fund's long-term shareholders, all of which could adversely affect shareholder returns. The risks posed by frequent trading include interfering with the efficient implementation of the Fund's investment strategies requiring the Fund to maintain higher cash balances to meet redemption requests, and experiencing increased transaction costs. Consequently, the Board of Trustees has adopted policies and procedures designed to prevent frequent purchases and redemptions of shares of the Sector Rotation Fund.

Rydex Investments will take steps reasonably designed to detect and deter frequent trading by shareholders pursuant to the Strategic Fund's policies and procedures described in this Prospectus and approved by the Strategic Fund's Board of Trustees. Currently, the Strategic Fund restricts shareholders to no more than one substantive redemption out of a Fund (by any means, including exchanges) followed by a purchase of the same Fund (by any means, including exchanges) within any ninety-day period. "Substantive" means a dollar amount that the Advisor determines, in it sole discretion, could adversely affect management of a Fund. This restriction will not apply to systematic transactions, including rebalancing programs, automatic investment programs, and dividend reinvestment programs because the Trust reasonably determined that these categories of transactions do not raise frequent trading or market timing concerns. The Board of Trustees have also approved a redemption fee, however, to date the Strategic Fund's have not implemented this option nor has it chosen to impose costs or administrative fees on shareholders. In the event the Strategic Fund decides to implement the redemption fee, such fee will be imposed uniformly by the Strategic Fund subject to the limitations discussed below. For purposes of applying the Strategic Fund's policies, Rydex Investments may consider the trading history of accounts under common ownership or control. In addition, the Sector Rotation Fund reserves the right to reject any purchase request by any investor or group of investors for any reason without prior notice, including, in particular, Rydex Investments reasonably believes that the trading activity would be harmful or disruptive to the Fund.

Although these policies are designed to deter frequent trading, none of these measures alone nor all of them taken together eliminate the possibility that frequent trading in the Sector Rotation Fund will occur, particularly with respect to trades placed by shareholders that invest in the Fund through omnibus accounts maintained by insurance companies, brokers, retirement plan accounts and other financial intermediaries. The Funds' access to information about individual shareholder transactions made through such omnibus arrangements is often unavailable or severely limited. Because the Fund is sold exclusively through variable annuity and variable life insurance products, the Fund expects that all shares of the Fund will be owned on an omnibus basis by various insurance companies sponsoring such products on behalf of contract owners. As a result, the Fund's ability to enforce these policies (or assess any applicable redemption fee) will be solely dependent on the ability and willingness of the various insurance companies to assist in their enforcement. Thus, despite the Fund's policies and procedures, frequent trading could adversely affect the Fund and its long-term shareholders as discussed above.


NET ASSET VALUE

The price per share (the offering price) will be the NAV next determined after your purchase order is received by the Trust. You may also redeem all or any portion of your Fund shares at the next determined NAV after receipt of the redemption request. NAV is calculated by (1) taking the current market value of a Fund's total assets, (2) subtracting the liabilities, and (3) dividing that amount by the total number of shares owned by shareholders. For each

Fund, the NAV is calculated once each Business Day as of the close of the NYSE (currently, 4:00 p.m., Eastern Time). If the exchange or market where a Fund's securities or other investments are primarily traded closes early -- such as on days in advance of holidays generally observed by participants in these markets -- the NAV may be calculated earlier in accordance with the policies set forth in the Funds' SAI. These dates are listed in the SAI.


In calculating NAV, each Fund generally values its investment portfolio based on the market price of the securities as of the time the Fund determines NAV. If market prices are unavailable or the Funds think that they are unreliable, such as instances where the value of a security has been materially affected by events occurring after the market closes, the Funds price those securities at fair value as determined in good faith using methods approved by the Board of Trustees.

The use of fair valuation in pricing a security involves the consideration of a number of subjective factors and therefore, is susceptible to the unavoidable risk that the valuation may be higher or lower than the price at which the security might actually trade if a reliable market price were readily available.

TO RECEIVE THE CURRENT BUSINESS DAY'S NAV, VARIABLE LIFE AND VARIABLE ANNUITY ACCOUNT INVESTORS SHOULD CONSULT THEIR SEPARATE ACCOUNT PROSPECTUS.


DIVIDENDS, DISTRIBUTIONS, AND TAXES

DIVIDENDS AND DISTRIBUTIONS


Income dividends and capital gain distributions, if any, are paid at least annually by each of the Funds. If you own Fund shares on a Fund's record date, you will be entitled to receive the dividend. The Trust, however, may declare a special capital gains distribution if the Board of Trustees believe that such a distribution would be in the best interest of the shareholders of a Fund.


TAXES

The following is a summary of some important tax issues that affect the Funds and their shareholders. The summary is based on current tax laws, which may be changed by legislative, judicial or administrative action. The Trust has not tried to present a detailed explanation of the tax treatment of the Funds, or the tax consequences of an investment in the Funds. MORE INFORMATION ABOUT TAXES IS LOCATED IN THE SAI. YOU ARE URGED TO CONSULT YOUR TAX ADVISER REGARDING SPECIFIC QUESTIONS AS TO FEDERAL, STATE AND LOCAL INCOME TAXES APPLICABLE TO YOUR INVESTMENT.

TAX STATUS OF EACH FUND

Each Fund is treated as a separate entity for federal tax purposes, and intends to qualify for the special tax treatment afforded regulated investment companies. As long as a Fund qualifies as a regulated investment company, it pays no federal income tax on the earnings it distributes to shareholders.

Special tax rules apply to life insurance companies, variable annuity contracts and variable life insurance contracts. Net investment income and net realized capital gains that a Fund distributes are not currently taxable when left to accumulate within a variable annuity or variable life insurance contract or under a qualified pension or retirement plan.

For information on federal income taxation of a life insurance company with respect to its receipt of distributions from a Fund and federal income taxation of owners variable annuity or variable life insurance contracts, refer to the contract prospectus.

MANAGEMENT OF THE FUNDS

INVESTMENT ADVISOR

Rydex Investments (The "Advisor"), 9601 Blackwell Road, Suite 500, Rockville, Maryland 20850, serves as investment adviser and manager of the Funds. The Advisor has served as the investment adviser of the Rydex Funds for over 10 years, and serves as sub-adviser to several other mutual funds.

The Advisor makes investment decisions for the assets of the Funds and continuously reviews, supervises, and administers each Fund's investment program. The Board of Trustees of the Trust supervise the Advisor and establish policies that the Advisor must follow in its day-to-day management activities. Under an investment advisory agreement between the Trust and the Advisor, the Funds paid the Advisor a fee at an annualized rate for the fiscal year ended December 31, 2004, based on the average daily net assets for each Fund, as set forth below:


FUND                                                                ADVISORY FEE
--------------------------------------------------------------------------------
NOVA                                                                    .75%
JUNO                                                                    .90%
SECTOR ROTATION                                                         .90%



The Advisor bears all of its own costs associated with providing these advisory services and the expenses of the Board of Trustees that are affiliated with the Advisor. The Advisor may make payments from its own resources to insurance companies, broker-dealers and other financial institutions in connection with the sale of Fund shares.

PORTFOLIO MANAGEMENT

The Funds are managed by a team of investment professionals. The following portfolio managers are jointly and primarily responsible for the day-to-day management of the Funds.

MICHAEL P. BYRUM, CFA, has been associated with Rydex Investments since the Advisor was founded in 1993. Mr. Byrum was named the President of Rydex Investments in 2004 and has served as Chief Investment Officer of Rydex Investments since 2000. During this time, he has played a key role in the development of the firm's investment strategies and product offerings. As Senior Portfolio Manager, Mr. Byrum was instrumental in the launch of the OTC, Precious Metals, U.S. Government Bond, Ursa and Arktos Funds, and helped to create the Rydex Sector Funds. He was named Vice President of Portfolio for Rydex Investments in 1998, and Executive Vice President in 2000. Prior to joining Rydex, Mr. Byrum worked for Money Management Associates, the investment adviser for Rushmore Funds, Inc. He holds a degree in finance from Miami University of Ohio.

WILLIAM E. FLAIG, JR., joined Rydex in January 2000 to manage the Large-Cap Europe and Large-Cap Japan Funds. Mr. Flaig has been instrumental in the development of derivative strategies for these Funds and for the Rydex Dynamic Funds, which were launched the same year. In 2001, he was promoted to senior portfolio manager and group leader for Rydex's S&P 500-based funds, fixed-income funds and several sector funds. In this capacity, Mr. Flaig helped to advance Rydex's quantitative management abilities and process. In 2003, Mr. Flaig was promoted to director of investments. He is responsible for the investment objectives of all mutual funds and sub-advised accounts and is a member of Rydex's senior management team and its Investment Strategy Committee, which determines investment policy for all Rydex Funds. Mr. Flaig came to Rydex after more than seven years at Bankers Trust, where he was a trader in emerging markets currency derivatives. He holds a degree in management and finance from Purdue University.

JIM KING, CFA, joined Rydex in 1996 and was promoted to assistant portfolio manager in 1997. In 1998, he became a portfolio manager and was promoted in 2001 to senior portfolio manager. Mr. King has served as an interim director of equity trading and investment operations. Currently, Mr. King's team manages all of the Rydex leveraged and inverse funds, as well as Rydex Sector Rotation Fund. Mr. King is a member of Rydex's Investment Strategy Committee, which determines investment policy for all Rydex Funds. Prior to joining Rydex, he worked as a registered representative at DMG Securities. He holds a degree in finance from the University of Maryland.

Additional Information about the portfolio managers' compensation, other accounts managed by the portfolio managers, and the portfolio managers' ownership of securities in the Funds is available in the SAI.

NOVA FUND
FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the Funds' financial performance for the period of each Fund's operations. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in a Fund (assuming reinvestment of all dividends and distributions). The total returns do not reflect fees and charges imposed at the separate account level. This information has been audited by PricewaterhouseCoopers LLP. The Reports of Independent Registered Public Accounting Firm for each such period along with the Funds' financial statements and related notes, are included in the Annual Reports to Shareholders for such periods. The 2004 Annual Report is available upon request and without charge by calling 1-800-820-0888. The 2004 Annual Report is incorporated by reference in the SAI.

                                                          YEAR            YEAR            YEAR             YEAR             YEAR
                                                         ENDED           ENDED           ENDED            ENDED            ENDED
                                                  DECEMBER 31,    DECEMBER 31,    DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                                          2004            2003            2002             2001             2000
--------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE--
 BEGINNING OF YEAR                                $       7.21    $       5.18    $       8.67     $      13.88     $      18.57
                                                  ------------    ------------    ------------     ------------     ------------
 Net Investment Income (Loss)+                             .03             .01            (.01)             .30              .74
 Net Realized and Unrealized Gains (Losses)
   on Securities                                          1.02            2.02           (3.07)           (3.81)           (4.16)
                                                  ------------    ------------    ------------     ------------     ------------
 Net Increase (Decrease) in Net Asset Value
   Resulting from Operations                              1.05            2.03           (3.08)           (3.51)           (3.42)
 Distributions to Shareholders from:
   Net Investment Income                                   (--)~            --            (.41)           (1.70)            (.15)
   Net Realized Capital Gains                               --              --              --               --            (1.12)
   Total Distributions                                     (--)~            --            (.41)           (1.70)           (1.27)
                                                  ------------    ------------    ------------     ------------     ------------
 Net Increase (Decrease) in Net Asset Value               1.05            2.03           (3.49)           (5.21)           (4.69)
                                                  ------------    ------------    ------------     ------------     ------------
NET ASSET VALUE--END OF YEAR                      $       8.26    $       7.21    $       5.18     $       8.67     $      13.88
                                                  ============    ============    ============     ============     ============
TOTAL INVESTMENT RETURN                                  14.62%          39.19%         (35.72)%         (23.58)%         (20.30)%
RATIOS TO AVERAGE NET ASSETS:
 Gross Expenses                                           1.46%           1.54%           1.72%            1.45%            1.42%
 Net Expenses                                             1.46%           1.54%           1.72%            1.45%            1.42%
 Net Investment Income                                    0.41%           0.09%          (0.14)%           2.61%            4.45%
SUPPLEMENTARY DATA:
 Portfolio Turnover Rate*                                  654%            729%            570%               0%               0%
 Net Assets, End of Period (000's omitted)        $    130,200    $     81,816    $     34,017     $     60,941     $    178,118

+    CALCULATED USING THE AVERAGE DAILY SHARES OUTSTANDING FOR THE PERIOD.

* PORTFOLIO TURNOVER RATIO IS CALCULATED WITHOUT REGARD TO SHORT-TERM SECURITIES HAVING A MATURITY OF LESS THAN ONE YEAR.

~    LESS THAN $.01 PER SHARE. ACTUAL AMOUNT = $.003782097.

JUNO FUND

FINANCIAL HIGHLIGHTS

                                                                                  YEAR           PERIOD
                                                                                 ENDED            ENDED
                                                                          DECEMBER 31,     DECEMBER 31,
                                                                                  2004            2003*
-------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE--
 BEGINNING OF PERIOD                                                      $      24.82     $      25.00
                                                                          ------------     ------------
 Net Investment Loss+                                                             (.66)            (.13)
 Net Realized and Unrealized Gains (Losses) on Securities                        (1.98)            (.05)
                                                                          ------------     ------------
 Net Increase (Decrease) in Net Asset Value Resulting from Operations            (2.64)            (.18)
 Distributions to Shareholders from:
   Net Investment Income                                                            --               --
   Net Realized Capital Gains                                                     (.23)              --
   Total Distributions                                                            (.23)              --
                                                                          ------------     ------------
 Net Increase (Decrease) in Net Asset Value                                      (2.87)            (.18)
                                                                          ------------     ------------
NET ASSET VALUE--END OF PERIOD                                            $      21.95     $      24.82
                                                                          ============     ============
TOTAL INVESTMENT RETURN                                                         (10.67)%          (0.72)%
RATIOS TO AVERAGE NET ASSETS:
 Gross Expenses                                                                   5.02%            1.69%**
 Net Expenses                                                                     5.02%            1.69%**
 Operating Expenses++                                                             1.63%            1.69%**
 Net Investment Income                                                           (2.86)%          (0.74)%**
SUPPLEMENTARY DATA:
 Net Assets, End of Period (000's omitted)                                $     41,098     $     22,355

+    CALCULATED USING THE AVERAGE DAILY SHARES OUTSTANDING FOR THE PERIOD.

++   OPERATING EXPENSES EXCLUDE INTEREST EXPENSE FROM SECURITIES SOLD SHORT.

*    SINCE THE COMMENCEMENT OF OPERATIONS: MAY 1, 2003-JUNO FUND.

**   ANNUALIZED.

                                                                                             SECTOR
                                                                                            ROTATION
                                                                                              FUND
                                                                          -----------------------------------------------
                                                                                  YEAR             YEAR           PERIOD
                                                                                 ENDED            ENDED            ENDED
                                                                          DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                                                                  2004             2003            2002*
-------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE--
 BEGINNING OF PERIOD                                                      $      10.08     $       7.76     $      10.00
                                                                          ------------     ------------     ------------
 Net Investment Income (Loss)+                                                    (.05)            (.07)            (.01)
 Net Realized and Unrealized Gains (Losses) on Securities                         1.13             2.39            (2.23)
                                                                          ------------     ------------     ------------
 Net Increase (Decrease) in Net Asset Value Resulting from Operations             1.08             2.32            (2.24)
 Distributions to Shareholders from:
   Net Investment Income                                                            --               --               --
                                                                          ------------     ------------     ------------
 Net Increase (Decrease) in Net Asset Value                                       1.08             2.32            (2.24)
                                                                          ------------     ------------     ------------
NET ASSET VALUE--END OF PERIOD                                            $      11.16     $      10.08     $       7.76
                                                                          ============     ============     ============
TOTAL INVESTMENT RETURN                                                          10.71%           29.97%          (22.40)%
RATIOS TO AVERAGE NET ASSETS:
 Gross Expenses                                                                   1.63%            1.70%            1.69%**
 Net Expenses                                                                     1.63%            1.70%            1.69%**
 Net Investment Income (Loss)                                                    (0.52)%          (0.78)%          (0.16)%**
SUPPLEMENTARY DATA:
 Portfolio Turnover Rate***                                                        333%             401%             357%
 Net Assets, End of Period (000's omitted)                                $     27,747     $     20,594     $      6,669

+    CALCULATED USING THE AVERAGE DAILY SHARES OUTSTANDING FOR THE PERIOD.

*    SINCE THE COMMENCEMENT OF OPERATIONS: MAY 1, 2002-SECTOR ROTATION FUND.

**   ANNUALIZED

*** PORTFOLIO TURNOVER RATIO IS CALCULATED WITHOUT REGARD TO SHORT-TERM SECURITIES HAVING A MATURITY OF LESS THAN ONE YEAR.

BENCHMARK INFORMATION


STANDARD & POOR'S CORP. (THE "INDEX PUBLISHER") DOES NOT SPONSOR, ENDORSE, SELL OR PROMOTE ANY RYDEX FUND AND MAKES NO REPRESENTATION OR WARRANTY, IMPLIED OR EXPRESS, TO THE INVESTORS IN THE FUNDS, OR ANY MEMBERS OF THE PUBLIC, REGARDING:


   -  THE ADVISABILITY OF INVESTING IN INDEX FUNDS;

   -  THE ABILITY OF ANY INDEX TO TRACK STOCK MARKET PERFORMANCE;

   - THE ACCURACY AND/OR THE COMPLETENESS OF THE AFOREMENTIONED INDICES OR ANY DATA INCLUDED THEREIN;

   - THE RESULTS TO BE OBTAINED BY ANY OF THE FUNDS, THE INVESTORS IN THE FUNDS, OR ANY PERSON OR ENTITY FROM THE USE OF THE INDICES OR DATA INCLUDED THEREIN; AND

   - THE MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE FOR USE WITH RESPECT TO THE INDICES OR ANY DATA INCLUDED THEREIN.


FURTHER, THE INDEX PUBLISHER:

   - DOES NOT RECOMMEND THAT ANY PERSON INVEST IN THE FUNDS OR ANY OTHER SECURITIES;

   - DOES NOT HAVE ANY RESPONSIBILITY OR LIABILITY FOR OR MAKE ANY DECISIONS ABOUT THE TIMING, AMOUNT OR PRICING OF THE FUNDS;

   - DOES NOT HAVE ANY RESPONSIBILITY OR LIABILITY FOR THE ADMINISTRATION, MANAGEMENT OR MARKETING OF THE FUNDS;

   - DOES NOT CONSIDER THE NEEDS OF THE FUNDS OR THE INVESTORS IN THE FUNDS IN DETERMINING, COMPOSING OR CALCULATING THE INDEXES OR HAS ANY OBLIGATION TO DO SO;

   - WILL NOT HAVE ANY LIABILITY IN CONNECTION WITH THE FUNDS OR FOR ANY ERRORS, OMISSIONS OR INTERRUPTIONS IN CONNECTION WITH THE INDEXES OR THE RELATED DATA;

   - WILL NOT BE LIABLE FOR ANY LOST PROFITS OR INDIRECT PUNITIVE, SPECIAL OR CONSEQUENTIAL DAMAGES OR LOSSES, EVEN IF SUCH INDEX PUBLISHER KNOWS THAT THEY MIGHT OCCUR.

"STANDARD & POOR'S(R)," "S&P(R)," "S&P 500(R)," "STANDARD & POOR'S 500," AND "500" ARE TRADEMARKS OF THE MCGRAW-HILL COMPANIES, INC. AND HAVE BEEN LICENSED FOR USE BY RYDEX INVESTMENTS. THE RYDEX FUNDS ARE NOT SPONSORED, ENDORSED, SOLD OR PROMOTED BY STANDARD & POOR'S AND STANDARD & POOR'S MAKES NO REPRESENTATION REGARDING THE ADVISABILITY OF INVESTING IN THE RYDEX FUNDS.

MORE INFORMATION ABOUT THE INDEX PUBLISHERS IS LOCATED IN THE SAI.

                                       BC

Additional information about the Funds is included in the SAI dated May 1, 2005, which contains more detailed information about the Funds. The SAI has been filed with the SEC and is incorporated by reference into this Prospectus and, therefore, legally forms a part of this Prospectus. The SEC maintains the EDGAR database on its web site ("http://www.sec.gov") that contains the SAI, material incorporated by reference, and other information regarding registrants that file electronically with the SEC. You may also review and copy documents at the SEC Public Reference Room in Washington, D.C. (for information on the operation of the Public Reference Room, call 202.942.8090). You may request documents by mail from the SEC, upon payment of a duplication fee, by writing to: Securities and Exchange Commission, Public Reference Section, Washington, D.C. 20549-0102. You may also obtain this information, upon payment of a duplicating fee, by e-mailing the SEC at the following address: publicinfo@sec.gov.

You may obtain a copy of the SAI or the annual or semi-annual reports, without charge by calling 800.820.0888 or by writing to Rydex Variable Trust, at 9601 Blackwell Road, Suite 500, Rockville, Maryland 20850. Additional information about the Funds' investments is available in the annual and semi-annual reports. Also, in the Funds' annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Funds' performance during its last fiscal year. Because shares of the Funds are available exclusively for variable annuity and variable life insurance products, the Trust does not provide its SAI and shareholder reports on its web site.

NO ONE HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY
REPRESENTATIONS NOT CONTAINED IN THIS PROSPECTUS OR IN THE TRUST'S SAI IN CONNECTION WITH THE OFFERING OF FUND SHARES. DO NOT RELY ON ANY SUCH INFORMATION OR REPRESENTATIONS AS HAVING BEEN AUTHORIZED BY THE TRUST OR RYDEX INVESTMENTS. THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFERING BY THE TRUST IN ANY JURISDICTION WHERE SUCH AN OFFERING IS NOT LAWFUL.

The Trust's SEC registration number is 811-08821.

A FAMILY OF FUNDS DESIGNED EXCLUSIVELY FOR FINANCIAL PROFESSIONALS AND SOPHISTICATED INVESTORS


[RYDEXINVESTMENTS ESSENTIAL FOR MODERN MARKETS(TM) LOGO]

9601 BLACKWELL ROAD
SUITE 500
ROCKVILLE, MD 20850
800.820.0888
WWW.RYDEXINVESTMENTS.COM                                             RVTP-1-5/05

THE RYDEX VARIABLE TRUST

PROSPECTUS
MAY 1, 2005


STRATEGIC FUND
SECTOR ROTATION


THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THE TRUST'S SHARES OR PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

[RYDEXINVESTMENTS ESSENTIAL FOR MODERN MARKETS(TM) LOGO]

RYDEX VARIABLE TRUST

9601 Blackwell Road, Suite 500
Rockville, Maryland 20850

800.820.0888
301.296.5100

STRATEGIC FUND

Rydex Variable Trust (the "Trust") is a mutual fund complex offering professionally managed investment portfolios (the "Fund"). This Prospectus describes the Fund listed below.

STRATEGIC FUND - Sector Rotation Fund

Shares of the Fund are available exclusively for variable annuity and variable life insurance products. Variable life and variable annuity contract owners should also review the variable insurance contract prospectus prepared by their insurance company. Information about any variable insurance contract fees is included in the variable insurance contract prospectus.

RISKS OF INVESTING IN THE FUND

The value of the Fund may fluctuate. In addition, Fund shares:

-  MAY DECLINE IN VALUE AND YOU MAY LOSE MONEY
-  ARE NOT FEDERALLY INSURED
-  ARE NOT GUARANTEED BY ANY GOVERNMENT AGENCY
-  ARE NOT BANK DEPOSITS
-  ARE NOT GUARANTEED TO ACHIEVE THEIR OBJECTIVES

     TABLE OF CONTENTS

     STRATEGIC FUND
5    SECTOR ROTATION FUND

7    MORE INFORMATION ABOUT FUND INVESTMENTS AND RISK

9    PURCHASING AND REDEEMING SHARES

10   DIVIDENDS, DISTRIBUTIONS, AND TAXES

10   MANAGEMENT OF THE FUND

12   FINANCIAL HIGHLIGHTS

13   BENCHMARK INFORMATION

BC   ADDITIONAL INFORMATION

This page intentionally left blank.

SECTOR ROTATION FUND

FUND INFORMATION

FUND OBJECTIVE

The Sector Rotation Fund seeks long term capital appreciation.

PRINCIPAL INVESTMENT STRATEGY

The Fund seeks to respond to the dynamically changing economy by moving its investments among different sectors or industries. Each month the Advisor, using a quantitative methodology, ranks approximately sixty-two different industries based on price momentum as determined by the recent performance of the various industries over the various near-term time periods. The Fund then invests in the top ranked industries. Subject to maintaining adequate liquidity in the Fund, each industry or sector investment is intended to represent the entire industry or sector. The Fund invests in equity securities, but may also invest in equity derivatives such as futures contracts, options and swap transactions. The Fund may also enter into short sales.

PRINCIPAL RISKS

The Sector Rotation Fund is subject to a number of risks that may affect the value of its shares, including:

MARKET RISK - The Fund's value may fluctuate from day to day. Due to market conditions, Fund shares may decline in value causing you to lose money.

EQUITY RISK - The equity markets are volatile, and the value of the Fund's equity securities and equity derivatives, such as futures and options contracts, may fluctuate significantly from day to day. This volatility may cause the value of your investment in the Fund to decrease.

DERIVATIVES RISK - The Fund's use of derivatives such as futures, options and swap agreements to pursue its investment objectives may expose the Fund to additional risks that it would not be subject to if it invested directly in the securities underlying those derivatives. These risks may cause the Fund to experience higher losses than funds that do not use derivatives.

NON-DIVERSIFICATION RISK - The Fund is considered non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single security could cause greater fluctuations in the value of Fund shares than would occur in a more diversified fund.

SWAP COUNTERPARTY CREDIT RISK - The Fund is subject to credit risk on the amount it expects to receive from swap agreement counterparties. If a swap counterparty defaults on its payment obligations to the Fund, this default will cause the value of your investment in the Fund to decrease.

SMALL AND MEDIUM ISSUER RISK - Small and medium capitalization companies may be more vulnerable than larger, more established organizations to adverse business or economic developments. In particular, small capitalization companies may have limited product lines, markets, and financial resources and may be dependent upon a relatively small management group. These securities may be listed on an exchange or trade over-the-counter and may or may not pay dividends.

INVESTMENT STYLE RISK - The Fund is subject to the risk that the Advisor's use of a price momentum-driven investment strategy may cause the Fund to underperform other types of mutual funds that use different investment strategies during periods when price momentum investing is out of favor.

EARLY CLOSING RISK - The Fund is subject to the risk that unanticipated early closings of securities exchanges will result in the Fund being unable to sell or buy securities on that day. If an exchange closes early on a day when the Fund needs to execute a high volume of securities trades late in a trading day, the Fund might incur substantial trading losses.

FUND PERFORMANCE AND FEE INFORMATION

PERFORMANCE

The bar chart and table below show the performance of the Sector Rotation Fund both year by year and as an average over different periods of time. The variability of performance over time provides an indication of the risks of investing in the Fund. Of course, this past performance does not necessarily indicate how the Fund will perform in the future.

[CHART]

2002   -22.40%
2003    29.97%
2004    10.71%

DURING THE PERIOD SHOWN IN THE BAR CHART, THE HIGHEST RETURN FOR A QUARTER WAS 14.70% (QUARTER ENDED JUNE 30, 2003) AND THE LOWEST RETURN FOR A QUARTER WAS -2.71% (QUARTER ENDED MARCH 31, 2003).

AVERAGE ANNUAL TOTAL RETURN (FOR PERIODS ENDING DECEMBER 31, 2004)(1)

                                                         SECTOR ROTATION        S&P 500 INDEX (2)
-------------------------------------------------------------------------------------------------
PAST ONE YEAR                                                10.71%                    10.89%
SINCE INCEPTION (05/01/2002)                                  4.20%                     6.04%

(1) THESE FIGURES ASSUME THE REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS.

(2) THE S&P 500(R) INDEX IS AN UNMANAGED CAPITALIZATION-WEIGHTED INDEX COMPOSED OF 500 COMMON STOCKS, WHICH ARE CHOSEN BY THE STANDARD & POOR'S CORPORATION (S&P) ON A STATISTICAL BASIS. RETURNS REFLECT NO DEDUCTION FOR FEES, EXPENSES OR TAXES.

FEES AND EXPENSES OF THE FUND

This table and example are designed to assist you in understanding the fees and expenses that you may pay as an investor in the shares. OWNERS OF VARIABLE ANNUITY AND INSURANCE CONTRACTS THAT INVEST IN THE FUND SHOULD REFER TO THE VARIABLE INSURANCE CONTRACT PROSPECTUS FOR A DESCRIPTION OF FEES AND EXPENSES, AS THE TABLE AND EXAMPLE DO NOT REFLECT DEDUCTIONS AT THE SEPARATE ACCOUNT LEVEL OR CONTRACT LEVEL FOR ANY CHARGES THAT MAY BE INCURRED UNDER A CONTRACT. IF THE TABLE AND EXAMPLE WERE TO REFLECT THE DEDUCTION OF INSURANCE CHARGES, FEES AND EXPENSES WOULD BE HIGHER.

SHAREHOLDER FEES                                                                                   NONE
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
  MANAGEMENT FEES                                                                                  0.90%
  DISTRIBUTION (12b-1) FEES                                                                        NONE
  OTHER EXPENSES                                                                                   0.73%
TOTAL ANNUAL FUND OPERATING EXPENSES                                                               1.63%

EXAMPLE

This Example is intended to help you compare the cost of investing in the shares of the Sector Rotation Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

            1 YEAR         3 YEARS          5 YEARS      10 YEARS
-----------------------------------------------------------------
            $ 171           $ 531            $ 914        $ 1,988

MORE INFORMATION ABOUT FUND
INVESTMENTS AND RISK

ADVISOR'S INVESTMENT METHODOLOGY

Rydex Investments (the "Advisor"), develops and implements structured investment strategies designed to achieve the Fund's objective.

SECTOR ROTATION FUND. Each month, the Advisor ranks all industries according to several measures of price momentum. The top-ranked industries are selected for the Advisor's buy list. In order to ensure liquidity in the underlying securities for purchase, approximately 2000 securities are eligible for purchase from the industry buy list. The Advisor uses this methodology to rotate the Fund's investments among a variety of industries along with sectors in order to take advantage of volatility in top performing sectors. The Fund may, at times, also short-sell securities in industries or sectors that exhibit particularly low momentum measurement scores. The Advisor may invest in cash or cash-type securities (high-quality, short-term debt securities issued by corporations, financial institutions, the U.S. Government or foreign governments) as a temporary defensive position to avoid losses during adverse market conditions. Taking a temporary defensive position could reduce the benefit to the Fund if the market goes up. In this case, the Fund may not achieve its investment goal.

OTHER INVESTMENT PRACTICES AND STRATEGIES

Please see the statement of additional information (the "SAI") for a more complete list of portfolio investment strategies, permitted investments and related risks.

RISKS OF INVESTING IN THE FUNDS

As indicated below, the Fund is subject to a number of risks that may affect the value of Fund shares.

EQUITY RISK - The Fund may invest in public and privately issued equity securities, including common and preferred stocks, warrants, and rights, as well as instruments that attempt to track the price movement of equity indices. Investments in equity securities and equity derivatives in general are subject to market risks that may cause their prices to fluctuate over time. The value of securities convertible into equity securities, such as warrants or convertible debt, is also affected by prevailing interest rates, the credit quality of the issuer and any call provision. Fluctuations in the value of equity securities in which the Fund invests will cause the net asset value of the Fund to fluctuate. Historically, the equity markets have moved in cycles, and the value of the Fund's equity securities and equity derivatives may fluctuate drastically from day to day. Because of their link to the equity markets and use of leverage, an investment in the Fund may be more suitable for long-term investors who can bear the risk of short-term principal fluctuations, which at times may be significant.

NON-DIVERSIFICATION RISK - Since the Fund is non-diversified, the Fund may invest in the securities of a limited number of issuers. To the extent that the Fund invests a significant percentage of its assets in a limited number of issuers, the Fund is subject to the risks of investing in those few issuers, and may be more susceptible to a single adverse economic or regulatory occurrence.

TRADING HALT RISK - The Fund typically may hold short-term options and futures contracts. The major exchanges on which these contracts are traded, such as the Chicago Mercantile Exchange ("CME"), have established limits on how much an option or futures contract may decline over various time periods within a day. If an option or futures contract's price declines more than the established limits, trading on the exchange is halted on that instrument. If a trading halt occurs, the Fund may temporarily be unable to purchase or sell options or futures contracts. Such a trading halt near the time the Fund prices its shares may limit the Fund's ability to use leverage and may prevent the Fund from achieving its investment objective. In such an event the Fund also may be required to use a "fair-value" method to price its outstanding contracts.

FOREIGN SECURITIES RISK - Investing in securities of foreign companies may involve risks not typically associated with investing in U.S. companies. The value of securities denominated in foreign currencies, and of dividends from such securities, can change significantly when foreign currencies strengthen or weaken relative to the U.S. dollar. Foreign securities markets generally have less trading volume and less liquidity than U.S. markets, and prices in some foreign markets can be extremely volatile. Many foreign countries lack accounting and disclosure standards comparable to those that apply to U.S. companies, and it may be more difficult to obtain reliable information regarding a foreign issuer's financial condition and operations. Transaction costs and costs associated with custody services are generally higher for foreign securities than they are for U.S. securities. Some foreign governments levy withholding taxes against dividend and interest income. Although in some countries portions of these taxes are recoverable, the non-recovered portion will reduce the income received by the Fund.

FOREIGN CURRENCY RISK - The Fund's investments in securities denominated in foreign currencies are subject to currency risk. Currency risks include the following:

- The value of a Fund's assets measured in U.S. dollars may be affected by changes in currency exchange rates and exchange control regulations.

- A Fund may incur transaction costs in connection with conversions between various currencies.

Under normal circumstances, the Fund does not plan to hedge against the risks of variation in currency exchange rates relative to the U.S. dollar. As a result, the value of securities denominated in foreign currencies can change significantly when foreign currencies strengthen or weaken relative to the U.S. dollar.

FUTURES AND OPTIONS RISK - The Fund may invest a percentage of their assets in futures and options contracts. The Fund may use futures contracts and related options for bona fide hedging purposes to offset changes in the value of securities held or expected to be acquired. They may also be used to gain exposure to a particular market or instrument, to create a synthetic money market position, and for certain other tax-related purposes. The Fund will only enter into futures contracts traded on a national futures exchange or board of trade. Futures and options contracts are described in more detail below:

          FUTURES CONTRACTS - Futures contracts and options on futures contracts provide for the future sale by one party and purchase by another party of a specified amount of a specific security at a specified future time and at a specified price. An option on a futures contract gives the purchaser the right, in exchange for a premium, to assume a position in a futures contract at a specified exercise price during the term of the option. Index futures are futures contracts for various indices that are traded on registered securities exchanges.

          OPTIONS - The buyer of an option acquires the right to buy (a call option) or sell (a put option) a certain quantity of a security (the underlying security) or instrument at a certain price up to a specified point in time. The seller or writer of an option is obligated to sell (a call option) or buy (a put option) the underlying security. When writing (selling) call options on securities, the Funds may cover its position by owning the underlying security on which the option is written or by owning a call option on the underlying security. Alternatively, the Funds may cover its position by maintaining in a segregated account cash or liquid securities equal in value to the exercise price of the call option written by the Funds.

     The risks associated with the Fund's use of futures and options contracts include:

     - The Fund experiencing losses over certain ranges in the market that exceed losses experienced by a fund that does not use futures contracts and options.

     - There may be an imperfect correlation between the changes in market value of the securities held by a Fund and the prices of futures and options on futures.

     - Although the Fund will only purchase exchange-traded futures, due to market conditions there may not always be a liquid secondary market for a futures contract or option. As a result, the Fund may be unable to close out their futures contracts at a time that is advantageous.

     - Trading restrictions or limitations may be imposed by an exchange, and government regulations may restrict trading in futures contracts and options.

     - Because option premiums paid or received by the Fund are small in relation to the market value of the investments underlying the options, buying and selling put and call options can be more speculative than investing directly in securities.

EARLY CLOSING RISK - The normal close of trading of securities on the Nasdaq and the New York Stock Exchange ("NYSE") is 4:00 p.m., Eastern Time. Unanticipated early closings may result in the Fund being unable to sell or buy securities on that day. If an exchange closes early on a day when the Fund needs to execute a high volume of securities trades late in a trading day, the Fund might incur substantial trading losses.

SHORT SALES RISK - Short sales are transactions in which a Fund sells a security it does not own. To complete the transaction, the Fund must borrow the security to make delivery to the buyer. The Fund is then obligated to replace the security borrowed by purchasing the security at the market price at the time of replacement. The price at such time may be higher or lower than the price at which the security was sold by the Fund. If the underlying security goes down in price between the time the Fund sells the security and buys it back, the Fund will realize a gain on the transaction. Conversely, if the underlying security goes up in price during the period, the Fund will realize a loss on the transaction. Any such loss is increased by the amount of premium or interest the Fund must pay to the lender of the security. Likewise, any gain will be decreased by the amount of premium or interest the Fund must pay to the lender of the security. The Fund is also required to segregate other assets on its books to cover its obligation to return the security to the lender which means that those other assets may not be available to meet the Fund's needs for immediate cash or other liquidity. The Fund's investment performance may also suffer if the Fund is required to close out a short position earlier than it had intended. This would occur if the securities lender required the Fund to deliver the securities the Fund borrowed at the commencement of the short sale and the Fund was unable to borrow the securities from another securities lender or otherwise obtain the security by other means. In addition, the Fund may be subject to expenses related to short sales that are not typically associated with investing in securities directly, such as costs of borrowing and margin account maintenance costs associated with the Fund's open short positions. These expenses negatively impact the performance of the Fund. For example, when a Fund short sells an interest-bearing security, such as a bond, it is obligated to pay the interest on the security it has sold. This cost is partially offset by the interest earned by the Fund on the cash generated by the short sale. To the extent that the interest rate that the Fund is obligated to pay is greater than the interest earned by the Fund on investments, the performance of the Fund will be negatively impacted. This type of short sales expense is sometimes referred to as the "negative cost of carry," and will tend to cause a Fund to lose money on a short sale even in instances where the price of the underlying security sold short does not change over the duration of the short sale.

SMALL AND MEDIUM ISSUER RISK - Small and medium capitalization companies may be more vulnerable than larger, more established organizations to adverse business or economic developments. In particular, small capitalization companies may have limited product lines, markets, and financial resources and may be dependent upon a relatively small management group. These securities may trade over-the-counter or be listed on an exchange and may or may not pay dividends.

SWAP COUNTERPARTY CREDIT RISK - The Fund may enter into equity index or interest rate swap agreements for purposes of attempting to gain exposure to a particular group of stocks or to an index of stocks without actually purchasing those stocks, or to hedge a position. The Fund will use short-term swap agreements to exchange the returns (or differentials in rates of return) earned or realized in particular predetermined investments or instruments. The Fund will not enter into any swap agreement unless the Advisor believes that the other party to the transaction is creditworthy. The use of equity swaps involves risks that are different from those associated with ordinary portfolio securities transactions. Swap agreements may be considered to be illiquid. The Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty.

PORTFOLIO HOLDINGS

A description of the Fund's policies and procedures with respect to the disclosure of Fund portfolio securities is available in the SAI.

PURCHASING AND REDEEMING SHARES

Shares of the Fund are offered continuously. Investors may buy shares on any day that the NYSE is open for business (a "Business Day"). On any day that the New York Fed or the NYSE closes early, the principal government securities and corporate bond markets close early (such as on days in advance of holidays generally observed by participants in these markets), or as permitted by the SEC, the Fund reserves the right to advance the time on that day NAV is calculated and, correspondingly, the time by which purchase and redemption orders must be received.

Shares of the Fund can be purchased only by insurance companies for their separate accounts to fund variable life insurance and variable annuity contracts. All orders for the purchase of shares are subject to acceptance or rejection by the Trust. An insurance company purchases and redeems shares of the Fund based on, among other things, the amount of net contract premiums or purchase payments allocated to a separate account investment division, transfers to or from a separate account investment division, contract loans and repayments, contract withdrawals and surrenders, and benefit payments, at the Fund's net asset value per share calculated as of that same day.

All redemption requests will be processed and payment with respect thereto will be made within seven days after tender. Rydex may suspend your right to redeem your shares during times when trading on the NYSE is suspended or restricted, or otherwise as permitted by the SEC. The Fund reserve the right to pay part of your redemption proceeds in liquid securities with a market value equal to the redemption price.

FREQUENT PURCHASES AND REDEMPTIONS OF FUND SHARES

The Sector Rotation Fund (the "Strategic Fund") is not suitable for purchase by active investors. The Fund is intended for long-term investment purposes only and discourages shareholders from engaging in "market timing" or other types of excessive short-term trading. This frequent trading into and out of the Strategic Fund may present risks to the Fund's long-term shareholders, all of which could adversely affect shareholder returns. The risks posed by frequent trading include interfering with the efficient implementation of the Fund's investment strategies requiring the Fund to maintain higher cash balances to meet redemption requests, and experiencing increased transaction costs. Consequently, the Board of Trustees has adopted policies and procedures designed to prevent frequent purchases and redemptions of shares of the Sector Rotation Fund.

Rydex Investments will take steps reasonably designed to detect and deter frequent trading by shareholders pursuant to the Strategic Fund's policies and procedures described in this Prospectus and approved by the Strategic Fund's Board of Trustees. Currently, the Strategic Fund restricts shareholders to no more than one substantive redemption out of the Fund (by any means, including exchanges) followed by a purchase of the same Fund (by any means, including exchanges) within any ninety-day period. "Substantive" means a dollar amount that the Advisor determines, in it sole discretion, could adversely affect management of the Fund. This restriction will not apply to systematic transactions, including rebalancing programs, automatic investment programs, and dividend reinvestment programs because the Trust reasonably determined that these categories of transactions do not raise frequent trading or market timing concerns. The Board of Trustees have also approved a redemption fee, however, to date the Strategic Fund has not implemented this option nor has it chosen to impose costs or administrative fees on shareholders. In the event the Strategic Fund decides to implement the redemption fee, such fee will be imposed uniformly by the Strategic Fund subject to the limitations discussed below. For purposes of applying the Strategic Fund's policies, Rydex Investments may consider the trading history of accounts under common ownership or control. In addition, the Sector Rotation Fund reserves the right to reject any purchase request by any investor or group of investors for any reason without prior notice, including, in particular, Rydex Investments reasonably believes that the trading activity would be harmful or disruptive to the Fund.

Although these policies are designed to deter frequent trading, none of these measures alone nor all of them taken together eliminate the possibility that frequent trading in the Sector Rotation Fund will occur, particularly with respect to trades placed by shareholders that invest in the Fund through omnibus accounts maintained by insurance companies, brokers, retirement plan accounts and other financial intermediaries. The Fund's access to information about individual shareholder transactions made through such omnibus arrangements is often unavailable or severely limited. Because the Fund is sold exclusively through variable annuity and variable life insurance products, the Fund expects that all shares of the Fund will be owned on an omnibus basis by various insurance companies sponsoring such products on behalf of contract owners. As a result, the Fund's ability to enforce these policies (or assess any applicable redemption fee) will be solely dependent on the ability and willingness of the various insurance companies to assist in their enforcement. Thus, despite the Fund's policies and procedures, frequent trading could adversely affect the Fund and its long-term shareholders as discussed above.

NET ASSET VALUE

The price per share (the offering price) will be the NAV next determined after your purchase order is received by the Trust. You may also redeem all or any portion of your Fund shares at the next determined NAV after receipt of the redemption request. NAV is calculated by (1) taking the current market value of a Fund's total assets, (2) subtracting the liabilities, and (3) dividing that amount by the total number of shares owned by shareholders. The NAV is calculated once each Business Day as of the close of the NYSE (currently, 4:00 p.m., Eastern Time). If the exchange or market where the Fund's securities or other investments are primarily traded closes early -- such as on days in advance of holidays generally observed by participants in these markets -- the NAV may be calculated earlier in accordance with the policies set forth in the Fund's SAI. These dates are listed in the SAI.

In calculating NAV, the Fund generally values its investment portfolio based on the market price of the securities as of the time the Fund determines NAV. If market prices are unavailable or the Fund thinks that they are unreliable, such as instances where the value of a security has been materially affected by events occurring after the market closes, the Fund prices those securities at fair value as determined in good faith using methods approved by the Board of Trustees.

The use of fair valuation in pricing a security involves the consideration of a number of subjective factors and therefore, is susceptible to the unavoidable risk that the valuation may be higher or lower than the price at which the security might actually trade if a reliable market price were readily available.

TO RECEIVE THE CURRENT BUSINESS DAY'S NAV, VARIABLE LIFE AND VARIABLE ANNUITY ACCOUNT INVESTORS SHOULD CONSULT THEIR SEPARATE ACCOUNT PROSPECTUS.

DIVIDENDS, DISTRIBUTIONS, AND TAXES

DIVIDENDS AND DISTRIBUTIONS

Income dividends and capital gain distributions, if any, are paid at least annually by the of the Fund. If you own Fund shares on the Fund's record date, you will be entitled to receive the dividend. The Trust, however, may declare a special capital gains distribution if the Board of Trustees believe that such a distribution would be in the best interest of the shareholders of the Fund.

TAXES

The following is a summary of some important tax issues that affect the Fund and its shareholders. The summary is based on current tax laws, which may be changed by legislative, judicial or administrative action. The Trust has not tried to present a detailed explanation of the tax treatment of the Fund, or the tax consequences of an investment in the Fund. MORE INFORMATION ABOUT TAXES IS LOCATED IN THE SAI. YOU ARE URGED TO CONSULT YOUR TAX ADVISER REGARDING SPECIFIC QUESTIONS AS TO FEDERAL, STATE AND LOCAL INCOME TAXES APPLICABLE TO YOUR INVESTMENT.

TAX STATUS OF THE FUND

The Fund is treated as a separate entity for federal tax purposes, and intends to qualify for the special tax treatment afforded regulated investment companies. As long as the Fund qualifies as a regulated investment company, it pays no federal income tax on the earnings it distributes to shareholders.

Special tax rules apply to life insurance companies, variable annuity contracts and variable life insurance contracts. Net investment income and net realized capital gains that the Fund distributes are not currently taxable when left to accumulate within a variable annuity or variable life insurance contract or under a qualified pension or retirement plan.

For information on federal income taxation of a life insurance company with respect to its receipt of distributions from the Fund and federal income taxation of owners variable annuity or variable life insurance contracts, refer to the contract prospectus.

MANAGEMENT OF THE FUND

INVESTMENT ADVISOR

Rydex Investments (The "Advisor"), 9601 Blackwell Road, Suite 500, Rockville, Maryland 20850, serves as investment adviser and manager of the Fund. The Advisor has served as the investment adviser of the Rydex Funds for over 10 years, and serves as sub-adviser to several other mutual funds.

The Advisor makes investment decisions for the assets of the Fund and continuously reviews, supervises, and administers the Fund's investment program. The Board of Trustees of the Trust supervise the Advisor and establish policies that the Advisor must follow in its day-to-day management activities. Under an investment advisory agreement between the Trust and the Advisor, the Fund pays the Advisor a fee at an annualized rate for the fiscal year ended December 31, 2004, based on the average daily net assets for the Fund, as set forth below:


FUND                                                          ADVISORY FEE
--------------------------------------------------------------------------
SECTOR ROTATION                                                     .90%


The Advisor bears all of its own costs associated with providing these advisory services and the expenses of the Board of Trustees that are affiliated with the Advisor. The Advisor may make payments from its own resources to insurance companies, broker-dealers and other financial institutions in connection with the sale of Fund shares.

PORTFOLIO MANAGEMENT

The Fund is managed by a team of investment professionals. The following portfolio managers are jointly and primarily responsible for the day-to-day management of the Fund.

MICHAEL P. BYRUM, CFA, has been associated with Rydex Investments since the Advisor was founded in 1993. Mr. Byrum was named the President of Rydex Investments in 2004 and has served as Chief Investment Officer of Rydex Investments since 2000. During this time, he has played a key role in the development of the firm's investment strategies and product offerings. As Senior Portfolio Manager, Mr. Byrum was instrumental in the launch of the OTC, Precious Metals, U.S. Government Bond, Ursa and Arktos Funds, and helped to create the Rydex Sector Funds. He was named Vice President of Portfolio for Rydex Investments in 1998, and Executive Vice President in 2000. Prior to joining Rydex, Mr. Byrum worked for Money Management Associates, the investment adviser for Rushmore Funds, Inc. He holds a degree in finance from Miami University of Ohio.

WILLIAM E. FLAIG, JR., joined Rydex in January 2000 to manage the Large-Cap Europe and Large-Cap Japan Funds. Mr. Flaig has been instrumental in the development of derivative strategies for these Funds and for the Rydex Dynamic Funds, which were launched the same year. In 2001, he was promoted to senior portfolio manager and group leader for Rydex's S&P 500-based funds, fixed-income funds and several sector funds. In this capacity, Mr. Flaig helped to advance Rydex's quantitative management abilities and process. In 2003, Mr. Flaig was promoted to director of investments. He is responsible for the investment objectives of all mutual funds and sub-advised accounts and is a member of Rydex's senior management team and its Investment Strategy Committee, which determines investment policy for all Rydex Funds. Mr. Flaig came to Rydex after more than seven years at Bankers Trust, where he was a trader in emerging markets currency derivatives. He holds a degree in management and finance from Purdue University.

JIM KING, CFA, joined Rydex in 1996 and was promoted to assistant portfolio manager in 1997. In 1998, he became a portfolio manager and was promoted in 2001 to senior portfolio manager. Mr. King has served as an interim director of equity trading and investment operations. Currently, Mr. King's team manages all of the Rydex leveraged and inverse funds, as well as Rydex Sector Rotation Fund. Mr. King is a member of Rydex's Investment Strategy Committee, which determines investment policy for all Rydex Funds. Prior to joining Rydex, he worked as a registered representative at DMG Securities. He holds a degree in finance from the University of Maryland.

Additional Information about the portfolio managers' compensation, other accounts managed by the portfolio managers, and the portfolio managers' ownership of securities in the Fund is available in the SAI.

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the Fund's financial performance for the period of the Fund's operations. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). The total returns do not reflect fees and charges imposed at the separate account level. This information has been audited by PricewaterhouseCoopers LLP. The Reports of Independent Registered Public Accounting Firm for each such period along with the Fund's financial statements and related notes, are included in the Annual Reports to Shareholders for such periods. The 2004 Annual Report is available upon request and without charge by calling 1-800-820-0888. The 2004 Annual Report is incorporated by reference in the SAI.

                                                                                              SECTOR
                                                                                             ROTATION
                                                                                               FUND
                                                                          ----------------------------------------------
                                                                                  YEAR             YEAR           PERIOD
                                                                                 ENDED            ENDED            ENDED
                                                                          DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                                                                  2004             2003            2002*
------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE--
  BEGINNING OF PERIOD                                                     $      10.08     $       7.76     $      10.00
                                                                          ------------     ------------     ------------
  Net Investment Income (Loss)+                                                   (.05)            (.07)            (.01)
  Net Realized and Unrealized Gains (Losses) on Securities                        1.13             2.39            (2.23)
                                                                          ------------     ------------     ------------
  Net Increase (Decrease) in Net Asset Value Resulting from Operations            1.08             2.32            (2.24)
  Distributions to Shareholders from:
   Net Investment Income                                                            --               --               --
                                                                          ------------     ------------     ------------
  Net Increase (Decrease) in Net Asset Value                                      1.08             2.32            (2.24)
                                                                          ------------     ------------     ------------
NET ASSET VALUE--END OF PERIOD                                            $      11.16     $      10.08     $       7.76
                                                                          ============     ============     ============
TOTAL INVESTMENT RETURN                                                          10.71%           29.97%          (22.40)%
RATIOS TO AVERAGE NET ASSETS:
  Gross Expenses                                                                  1.63%            1.70%            1.69%**
  Net Expenses                                                                    1.63%            1.70%            1.69%**
  Net Investment Income (Loss)                                                   (0.52)%          (0.78)%          (0.16)%**
SUPPLEMENTARY DATA:
  Portfolio Turnover Rate***                                                       333%             401%             357%
  Net Assets, End of Period (000's omitted)                               $     27,747     $     20,594     $      6,669

+    CALCULATED USING THE AVERAGE DAILY SHARES OUTSTANDING FOR THE PERIOD.
*    SINCE THE COMMENCEMENT OF OPERATIONS: MAY 1, 2002-SECTOR ROTATION FUND.
**   ANNUALIZED
*** PORTFOLIO TURNOVER RATIO IS CALCULATED WITHOUT REGARD TO SHORT-TERM SECURITIES HAVING A MATURITY OF LESS THAN ONE YEAR.

BENCHMARK INFORMATION

Additional information about the Fund is included in the SAI dated May 1, 2005, which contains more detailed information about the Fund. The SAI has been filed with the SEC and is incorporated by reference into this Prospectus and, therefore, legally forms a part of this Prospectus. The SEC maintains the EDGAR database on its web site ("http://www.sec.gov") that contains the SAI, material incorporated by reference, and other information regarding registrants that file electronically with the SEC. You may also review and copy documents at the SEC Public Reference Room in Washington, D.C. (for information on the operation of the Public Reference Room, call 202.942.8090). You may request documents by mail from the SEC, upon payment of a duplication fee, by writing to: Securities and Exchange Commission, Public Reference Section, Washington, D.C. 20549-0102. You may also obtain this information, upon payment of a duplicating fee, by e-mailing the SEC at the following address: publicinfo@sec.gov.

You may obtain a copy of the SAI or the annual or semi-annual reports, without charge by calling 800.820.0888 or by writing to Rydex Variable Trust, at 9601 Blackwell Road, Suite 500, Rockville, Maryland 20850. Additional information about the Fund's investments is available in the annual and semi-annual reports. Also, in the Fund's annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year. Because shares of the Fund are available exclusively for variable annuity and variable life insurance products, the Trust does not provide its SAI and shareholder reports on its web site.

NO ONE HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY
REPRESENTATIONS NOT CONTAINED IN THIS PROSPECTUS OR IN THE TRUST'S SAI IN CONNECTION WITH THE OFFERING OF FUND SHARES. DO NOT RELY ON ANY SUCH INFORMATION OR REPRESENTATIONS AS HAVING BEEN AUTHORIZED BY THE TRUST OR RYDEX INVESTMENTS. THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFERING BY THE TRUST IN ANY JURISDICTION WHERE SUCH AN OFFERING IS NOT LAWFUL.

The Trust's SEC registration number is 811-08821.

A FAMILY OF FUNDS DESIGNED EXCLUSIVELY FOR FINANCIAL PROFESSIONALS AND SOPHISTICATED INVESTORS


[RYDEXINVESTMENTS ESSENTIAL FOR MODERN MARKETS(TM) LOGO]

9601 BLACKWELL ROAD
SUITE 500
ROCKVILLE, MD 20850
800.820.0888
WWW.RYDEXINVESTMENTS.COM                                             RVTP-1-5/05

THE RYDEX VARIABLE TRUST

PROSPECTUS
MAY 1, 2005

BENCHMARK FUNDS
NOVA
URSA

OTC


THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THE TRUST'S SHARES OR PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

[RYDEX INVESTMENTS LOGO]

ESSENTIAL FOR MODERN MARKETS(TM)

RYDEX VARIABLE TRUST

9601 Blackwell Road, Suite 500
Rockville, Maryland 20850

800.820.0888
301.296.5100

BENCHMARK FUNDS

Rydex Variable Trust (the "Trust") is a mutual fund complex offering the following professionally managed investment portfolios (the "Funds"):

BENCHMARK FUNDS - Nova Fund, Ursa Fund and OTC Fund

Shares of the Funds are available exclusively for variable annuity and variable life insurance products. Variable life and variable annuity contract owners should also review the variable insurance contract prospectus prepared by their insurance company. Information about any variable insurance contract fees is included in the variable insurance contract prospectus.

RISKS OF INVESTING IN THE FUNDS

The value of the Funds may fluctuate. In addition, Fund shares:

- MAY DECLINE IN VALUE AND YOU MAY LOSE MONEY
- ARE NOT FEDERALLY INSURED
- ARE NOT GUARANTEED BY ANY GOVERNMENT AGENCY
- ARE NOT BANK DEPOSITS
- ARE NOT GUARANTEED TO ACHIEVE THEIR OBJECTIVES

     TABLE OF CONTENTS

     BENCHMARK FUNDS
5    COMMON RISK/RETURN INFORMATION
6    NOVA FUND
8    URSA FUND
10   OTC FUND

12   MORE INFORMATION ABOUT FUND INVESTMENTS AND RISK

14   PURCHASING AND REDEEMING SHARES

15   DIVIDENDS, DISTRIBUTIONS, AND TAXES

15   MANAGEMENT OF THE FUNDS

17   FINANCIAL HIGHLIGHTS

20   BENCHMARK INFORMATION

BC   ADDITIONAL INFORMATION

This page intentionally left blank.

RYDEX BENCHMARK FUNDS

NOVA FUND

URSA FUND

OTC FUND

COMMON RISK/RETURN INFORMATION

INVESTMENT OBJECTIVES

Each Benchmark Fund seeks to provide investment results that either match or correlate to the performance of a specific benchmark.

PRINCIPAL RISKS

MARKET RISK - The Funds' value may fluctuate from day to day. Due to market conditions, Fund shares may decline in value causing you to lose money.

DERIVATIVES RISK - The Funds' use of derivatives such as futures, options and swap agreements to pursue their investment objectives may expose the Funds to additional risks that they would not be subject to if they invested directly in the securities underlying those derivatives. These risks may cause the Funds to experience higher losses than funds that do not use derivatives.

TRACKING ERROR RISK - The Advisor may not be able to cause a Fund's performance to match or exceed that of the Fund's benchmark, either on a daily or aggregate basis. In addition, because each Fund is tracking the performance of its benchmark on a daily basis, mathematical compounding may prevent a Fund from correlating with the monthly, quarterly, annual or other period performance of its benchmark. Tracking error may cause a Fund's performance to be less than you expect.

ACTIVE TRADING RISK - A significant portion of the assets of the Funds come from investors who take part in certain strategic and tactical asset allocation programs. The Funds anticipate that investors who take part in these programs may frequently redeem or exchange shares of the Funds, which may cause the Funds to experience high portfolio turnover. Higher portfolio turnover may result in the Funds paying higher levels of transaction costs and generating greater tax liabilities for shareholders. In addition, large movements of assets into and out of the Funds may negatively impact a Fund's ability to achieve its investment objective.

NON-DIVERSIFICATION RISK - Each Fund is considered non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single security could cause greater fluctuations in the value of Fund shares than would occur in a more diversified fund.

SWAP COUNTERPARTY CREDIT RISK - The Funds are subject to credit risk on the amount they expect to receive from swap agreement counterparties. If a swap counterparty defaults on its payment obligations to a Fund, this default will cause the value of your investment in the Fund to decrease.

EARLY CLOSING RISK - The Funds are subject to the risk that unanticipated early closings of securities exchanges will result in the Funds being unable to sell or buy securities on that day. If an exchange closes early on a day when a Fund needs to execute a high volume of securities trades late in a trading day, the Fund might incur substantial trading losses.

NOVA FUND
FUND INFORMATION

FUND OBJECTIVE

The Nova Fund seeks to provide investment results that match the performance of a specific benchmark on a daily basis. The Fund's current benchmark is 150% of the performance of the S&P 500(R) Index (the "underlying index").

If the Fund meets its objective, the value of the Fund's shares will tend to increase on a daily basis by 150% of the value of any increase in the underlying index. When the value of the underlying index declines, the value of the Fund's shares should also decrease on a daily basis by 150% of the value of any decrease in the underlying index (e.g., if the underlying index goes down by 5%, the value of the Fund's shares should go down by 7.5% on that day).

PRINCIPAL INVESTMENT STRATEGY

Unlike a traditional index fund, as its primary investment strategy, the Fund invests to a significant extent in leveraged instruments, such as futures contracts and options on securities, futures contracts, and stock indices, as well as equity securities and may enter into swap agreements. Futures and options contracts enable the Fund to pursue its objective without investing directly in the securities included in the underlying index, or in the same proportion that those securities are represented in the underlying index. On a day-to-day basis, to collateralize these futures and options contracts, the Fund holds U.S. Government securities or cash equivalents.

PRINCIPAL RISKS

In addition to the risks common to investing in any Benchmark Fund, the Nova Fund is subject to a number of other risks that may affect the value of its shares, including:

EQUITY RISK - The equity markets are volatile, and the value of the Fund's equity securities and equity derivatives, such as futures and options contracts, may fluctuate significantly from day to day. This volatility may cause the value of your investment in the Fund to decrease.

LEVERAGING RISK - The more the Fund invests in leveraged instruments, the more this leverage will magnify any losses on those investments. Leverage will also have the effect of magnifying tracking error risk.

FUND PERFORMANCE AND FEE INFORMATION

PERFORMANCE

The bar chart and table below show the performance of the Nova Fund both year by year and as an average over different periods of time. For investment activity prior to November 1998, the Fund's performance reflected insurance-related charges that had the effect of reducing returns. Subsequent periods do not reflect insurance charges which, if reflected, would similarly have the effect of reducing returns. The variability of performance over time provides an indication of the risks of investing in the Fund. Of course, this past performance does not necessarily indicate how the Fund will perform in the future.

[CHART]

1998    30.06%
1999    23.28%
2000   -20.30%
2001   -23.58%
2002   -35.72%
2003    39.19%
2004    14.62%

DURING THE PERIOD SHOWN IN THE BAR CHART, THE HIGHEST RETURN FOR A QUARTER WAS 31.57% (QUARTER ENDED DECEMBER 31, 1998) AND THE LOWEST RETURN FOR A QUARTER WAS -26.76% (QUARTER ENDED SEPTEMBER 30, 2002).

AVERAGE ANNUAL TOTAL RETURN (FOR PERIODS ENDING DECEMBER 31, 2004)(1)

                                                                    NOVA FUND       S&P 500 INDEX (2)
-----------------------------------------------------------------------------------------------------
PAST ONE YEAR                                                        14.62%             10.89%
PAST FIVE YEARS                                                      -8.98%             -2.30%
SINCE INCEPTION (05/07/97)                                            2.66%              6.91%

(1) THESE FIGURES ASSUME THE REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS.
(2) THE S&P 500(R) INDEX IS AN UNMANAGED CAPITALIZATION-WEIGHTED INDEX COMPOSED OF 500 COMMON STOCKS, WHICH ARE CHOSEN BY THE STANDARD & POOR'S CORPORATION (S&P) ON A STATISTICAL BASIS. RETURNS REFLECT NO DEDUCTION FOR FEES, EXPENSES OR TAXES.

FEES AND EXPENSES OF THE FUND

This table and example are designed to assist you in understanding the fees and expenses that you may pay as an investor in the shares.

OWNERS OF VARIABLE ANNUITY AND INSURANCE CONTRACTS THAT INVEST IN THE FUND SHOULD REFER TO THE VARIABLE INSURANCE CONTRACT PROSPECTUS FOR A DESCRIPTION OF FEES AND EXPENSES, AS THE TABLE AND EXAMPLE DO NOT REFLECT DEDUCTIONS AT THE SEPARATE ACCOUNT LEVEL OR CONTRACT LEVEL FOR ANY CHARGES THAT MAY BE INCURRED UNDER A CONTRACT. IF THE TABLE AND EXAMPLE WERE TO REFLECT THE DEDUCTION OF INSURANCE CHARGES, FEES AND EXPENSES WOULD BE HIGHER.

SHAREHOLDER FEES                                                                                           NONE
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
  MANAGEMENT FEES                                                                                          0.75%
  DISTRIBUTION (12b-1) FEES                                                                                NONE
  OTHER EXPENSES                                                                                           0.71%
TOTAL ANNUAL FUND OPERATING EXPENSES                                                                       1.46%

EXAMPLE

This Example is intended to help you compare the cost of investing in the shares of the Nova Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

        1 YEAR          3 YEARS         5 YEARS         10 YEARS
-------------------------------------------------------------------------
        $ 153            $ 476           $ 822           $ 1,796

URSA FUND
FUND INFORMATION

FUND OBJECTIVE

The Ursa Fund seeks to provide investment results that will inversely correlate to the performance of the S&P 500(R) Index (the "underlying index").

If the Fund meets its objective, the value of the Fund's shares will tend to increase during times when the value of the underlying index is decreasing. When the value of the underlying index is increasing, however, the value of the Fund's shares should decrease on a daily basis by an inversely proportionate amount (e.g., if the underlying index goes up by 5%, the value of the Fund's shares should go down by 5% on that day).

PRINCIPAL INVESTMENT STRATEGY

Unlike a traditional index fund, the Ursa Fund's benchmark is to perform exactly opposite the underlying index, and the Ursa Fund will not own the securities included in the underlying index. Instead, as its primary investment strategy, the Ursa Fund invests to a significant extent in short sales of securities or futures contracts and in options on securities, futures contracts, and stock indices and may enter into swap agreements. On a day-to-day basis, the Ursa Fund holds U.S. Government securities or cash equivalents to collateralize these futures and options contracts.

PRINCIPAL RISKS

In addition to the risks common to investing in any Benchmark Fund, the Ursa Fund is subject to a number of other risks that may affect the value of its shares, including:

EQUITY RISK - The equity markets are volatile, and the value of the Fund's equity securities and equity derivatives, such as futures and options contracts, may fluctuate significantly from day to day. This volatility may cause the value of your investment in the Fund to decrease.

SHORT SALES RISK - Short sales are transactions in which a Fund sells a security it does not own. If the security the Fund sold short goes down in price between the time the Fund sells the security and closes its short position, the Fund will realize a gain on the transaction. Conversely, if the security goes up in price during the period, the Fund will realize a loss on the transaction. The risk of such price increases is the principal risk of engaging in short sales. The Fund may also be subject to expenses related to short sales such as borrowing and margin account maintenance costs, which may negatively impact the performance of the Fund.

FUND PERFORMANCE AND FEE INFORMATION

PERFORMANCE

The bar chart and table below show the performance of the Ursa Fund both year by year and as an average over different periods of time. For investment activity prior to November 1998, the Fund's performance reflected insurance-related charges that had the effect of reducing returns. Subsequent periods do not reflect insurance charges which, if reflected, would similarly have the effect of reducing returns. The variability of performance over time provides an indication of the risks of investing in the Fund. Of course, this past performance does not necessarily indicate how the Fund will perform in the future.

[CHART]

1998    -21.93%
1999    -15.06%
2000     16.05%
2001     14.99%
2002     21.64%
2003    -23.78%
2004    -10.05%

DURING THE PERIOD SHOWN IN THE BAR CHART, THE HIGHEST RETURN FOR A QUARTER WAS 17.71% (QUARTER ENDED SEPTEMBER 30, 2002) AND THE LOWEST RETURN FOR A QUARTER WAS -16.89% (QUARTER ENDED DECEMBER 31, 1998).

AVERAGE ANNUAL TOTAL RETURN (FOR PERIODS ENDING DECEMBER 31, 2004)(1)

                                                               URSA FUND        S&P 500 INDEX(2)
------------------------------------------------------------------------------------------------
PAST ONE YEAR                                                   -10.05%             10.89%
PAST FIVE YEARS                                                   2.16%             -2.30%
SINCE INCEPTION (06/09/97)(3)                                    -5.80%              6.17%

(1) THESE FIGURES ASSUME THE REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS.
(2) THE S&P 500(R) INDEX IS AN UNMANAGED CAPITALIZATION-WEIGHTED INDEX COMPOSED OF 500 COMMON STOCKS, WHICH ARE CHOSEN BY THE STANDARD & POOR'S CORPORATION (S&P) ON A STATISTICAL BASIS. RETURNS REFLECT NO DEDUCTION FOR FEES, EXPENSES OR TAXES.
(3) THE FUND COMMENCED CONTINUOUS OPERATIONS ON JUNE 10, 1997. PRIOR TO THAT TIME, DUE TO THE NATURE OF THE FUND'S INVESTMENT ACTIVITY, THE FUND EXPERIENCED PERIODS WITH ZERO NET ASSETS. PERIODS OF OPERATION INCLUDING RETURNS FOR EACH DISCRETE PERIOD, WERE AS FOLLOWS: MAY 7, 1997 TO MAY 21, 1997, - 3.70%; AND MAY 24, 1997 TO JUNE 3, 1997, 0.10%.

FEES AND EXPENSES OF THE FUND

This table and example are designed to assist you in understanding the fees and expenses that you may pay as an investor in the shares.

OWNERS OF VARIABLE ANNUITY AND INSURANCE CONTRACTS THAT INVEST IN THE FUND SHOULD REFER TO THE VARIABLE INSURANCE CONTRACT PROSPECTUS FOR A DESCRIPTION OF FEES AND EXPENSES, AS THE TABLE AND EXAMPLE DO NOT REFLECT DEDUCTIONS AT THE SEPARATE ACCOUNT LEVEL OR CONTRACT LEVEL FOR ANY CHARGES THAT MAY BE INCURRED UNDER A CONTRACT. IF THE TABLE AND EXAMPLE WERE TO REFLECT THE DEDUCTION OF INSURANCE CHARGES, FEES AND EXPENSES WOULD BE HIGHER.

SHAREHOLDER FEES                                                                                           NONE
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
  MANAGEMENT FEES                                                                                          0.90%
  DISTRIBUTION (12b-1) FEES                                                                                NONE
  OTHER EXPENSES                                                                                           0.72%
TOTAL ANNUAL FUND OPERATING EXPENSES                                                                       1.62%

EXAMPLE

This Example is intended to help you compare the cost of investing in the shares of the Ursa Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

        1 YEAR          3 YEARS         5 YEARS         10 YEARS
-------------------------------------------------------------------------
        $ 170            $ 527           $ 909           $ 1,977

OTC FUND
FUND INFORMATION

FUND OBJECTIVE

The OTC Fund seeks to provide investment results that correspond to a benchmark for over-the-counter securities. The Fund's current benchmark is the Nasdaq 100 Index(R) (the "underlying index").

If the Fund meets its objective, the value of the Fund's shares should increase on a daily basis by the amount of any increase in the value of the underlying index. However, when the value of the underlying index declines, the value of the Fund's shares should also decrease on a daily basis by the amount of the decrease in value of the underlying index.

PRINCIPAL INVESTMENT STRATEGY

The Fund invests principally in securities of companies included in the underlying index. It also may invest in other instruments whose performance is expected to correspond to that of the underlying index, and may engage in futures and options transactions and enter into swap agreements. The Fund may also purchase U.S. Government securities.

PRINCIPAL RISKS

In addition to the risks common to investing in any Benchmark Fund, the OTC Fund is subject to a number of other risks that may affect the value of its shares, including:

EQUITY RISK - The equity markets are volatile, and the value of the Fund's equity securities and equity derivatives, such as futures and options contracts, may fluctuate significantly from day to day. This volatility may cause the value of your investment in the Fund to decrease.

CONCENTRATION RISK - To the extent that the underlying index is currently concentrated in issuers conducting business in the technology sector, the Fund's investments in those issuers are subject to legislative or regulatory changes, adverse market conditions and/or increased competition affecting that economic sector. The prices of the securities of technology companies may fluctuate widely due to competitive pressures, increased sensitivity to short product cycles and aggressive pricing, problems relating to bringing their products to market, very high price/earnings ratios, and high personnel turnover due to severe labor shortages for skilled technology professionals.

FUND PERFORMANCE AND FEE INFORMATION

PERFORMANCE

The bar chart and table below show the performance of the OTC Fund both year by year and as an average over different periods of time. For investment activity prior to November 1998, the Fund's performance reflected insurance-related charges that had the effect of reducing returns. Subsequent periods do not reflect insurance charges which, if reflected, would similarly have the effect of reducing returns. The variability of performance over time provides an indication of the risks of investing in the Fund. Of course, this past performance does not necessarily indicate how the Fund will perform in the future.

[CHART]

1998     83.76%
1999    101.32%
2000    -38.19%
2001    -35.17%
2002    -38.85%
2003     45.41%
2004      9.35%

DURING THE PERIOD SHOWN IN THE BAR CHART, THE HIGHEST RETURN FOR A QUARTER WAS 53.10% (QUARTER ENDED DECEMBER 31, 1999) AND THE LOWEST RETURN FOR A QUARTER WAS -37.14% (QUARTER ENDED SEPTEMBER 30, 2001).

AVERAGE ANNUAL TOTAL RETURN (FOR PERIODS ENDING DECEMBER 31, 2004)(1)

                                                                   OTC FUND      NASDAQ 100 INDEX(2)
----------------------------------------------------------------------------------------------------
PAST ONE YEAR                                                         9.35%             10.43%
PAST FIVE YEARS                                                     -17.18%            -15.25%
SINCE INCEPTION (05/07/97)                                            5.76%              7.85%

(1) THESE FIGURES ASSUME THE REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS.
(2) THE NASDAQ 100 INDEX(R) IS AN UNMANAGED MODIFIED CAPITALIZATION-WEIGHTED INDEX COMPOSED OF 100 OF THE LARGEST NON-FINANCIAL COMPANIES LISTED ON THE NASDAQ STOCK MARKET, INC. ("NASDAQ"). RETURNS REFLECT NO DEDUCTIONS FOR FEES, EXPENSES OR TAXES.

FEES AND EXPENSES OF THE FUND

This table and example are designed to assist you in understanding the fees and expenses that you may pay as an investor in the shares.

OWNERS OF VARIABLE ANNUITY AND INSURANCE CONTRACTS THAT INVEST IN THE FUND SHOULD REFER TO THE VARIABLE INSURANCE CONTRACT PROSPECTUS FOR A DESCRIPTION OF FEES AND EXPENSES, AS THE TABLE AND EXAMPLE DO NOT REFLECT DEDUCTIONS AT THE SEPARATE ACCOUNT LEVEL OR CONTRACT LEVEL FOR ANY CHARGES THAT MAY BE INCURRED UNDER A CONTRACT. IF THE TABLE AND EXAMPLE WERE TO REFLECT THE DEDUCTION OF INSURANCE CHARGES, FEES AND EXPENSES WOULD BE HIGHER.

SHAREHOLDER FEES                                                                                           NONE
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
  MANAGEMENT FEES                                                                                          0.75%
  DISTRIBUTION (12b-1) FEES                                                                                NONE
  OTHER EXPENSES                                                                                           0.72%
TOTAL ANNUAL FUND OPERATING EXPENSES                                                                       1.47%

EXAMPLE

This Example is intended to help you compare the cost of investing in the shares of the OTC Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

        1 YEAR          3 YEARS         5 YEARS         10 YEARS
-------------------------------------------------------------------------
        $ 154            $ 479           $ 827           $ 1,807

MORE INFORMATION ABOUT FUND
INVESTMENTS AND RISK

THE BENCHMARK FUNDS' INVESTMENT OBJECTIVES

The Benchmark Funds' objective is to provide investment results that match the performance of a specific benchmark on a daily basis. The investment objective of each Fund is non-fundamental and may be changed without shareholder approval.

The current benchmark used by each Fund is set forth below:

FUND                             BENCHMARK
-----------------------------------------------------------------------------------------------
NOVA FUND                        150% OF THE PERFORMANCE OF THE S&P 500(R) INDEX
URSA FUND                        INVERSE (OPPOSITE) OF THE PERFORMANCE OF THE S&P 500(R) INDEX
OTC FUND                         THE NASDAQ 100 INDEX(R)

A BRIEF GUIDE TO THE BENCHMARKS.

THE S&P 500(R) INDEX. The S&P 500(R) Index is a capitalization-weighted index composed of 500 common stocks, which are chosen by the Standard & Poor's Corporation ("S&P") on a statistical basis.

THE NASDAQ 100 INDEX(R). The Nasdaq 100 Index(R) is a modified capitalization-weighted index composed of 100 of the largest non-financial companies listed on the Nasdaq Stock Market, Inc. ("Nasdaq").

UNDERSTANDING COMPOUNDING & THE EFFECT OF LEVERAGE

It is important to understand the effects of compounding when investing in any mutual fund, especially funds which use leverage as part of their investment strategy. The following simple examples provide an illustration:

   EXAMPLE A: Assume you invest $100 in Fund A, a typical index fund that seeks to match the performance of its underlying index. If the index increases 10% on day one, the value of the your shares in Fund A would be expected to increase $10 (10% of $100) to $110. The next day, if the index decreases 10%, the value of your shares in Fund A would be expected to decrease $11 (10% of $110) to $99.

   EXAMPLE B: Assume you invested $100 in Fund B, a fund that seeks to return 150% of the performance of the same index. On day one, the value of your shares in Fund B would be expected to increase $15 (15% of $100) to $115. On day two, however, the value of your shares in the leveraged fund would be expected to decrease $17.25 (15% of $115) to $97.75.

Because of the effect of compounding, in each case the value of your investment declined even though the index went up 10% on day one and down 10% on day two. However, the effect of compounding was more pronounced when combined with leverage (Example B). In addition, because of the effect of compounding, the performance of a leveraged fund is more likely to match the performance of its underlying index on a daily basis than over an extended period of time.

ADVISOR'S INVESTMENT METHODOLOGY

Rydex Investments (the "Advisor"), develops and implements structured investment strategies designed to achieve each Fund's objective.

The Advisor uses quantitative methods to construct portfolios that correlate highly with their respective benchmarks. Statistical techniques are then used to determine the optimal mix of assets for each Fund. The Advisor places particular emphasis on controlling risk relative to each Fund's benchmark or market sector in order to maintain consistency and predictability.

The Advisor does not engage in temporary defensive investing, keeping each Fund fully invested in all market environments.

BENCHMARK FUNDS. The Advisor's primary objective for the Benchmark Funds is to correlate with the performance of the index underlying each Fund's benchmark. The Nova Fund is invested to achieve returns that exceed the returns of the index underlying its benchmark. These leveraged returns are achieved not by borrowing, but by the use of futures and other instruments that simulate leveraged returns without requiring a commitment of cash in excess of the Fund's assets. For the Ursa Fund, the Advisor uses short selling techniques to produce returns that move inversely to the performance of its underlying index.

OTHER INVESTMENT PRACTICES AND STRATEGIES

Please see the statement of additional information (the "SAI") for a more complete list of portfolio investment strategies, permitted investments and related risks.

RISKS OF INVESTING IN THE FUNDS

As indicated below, the Funds are subject to a number of risks that may affect the value of Fund shares.

EQUITY RISK (ALL FUNDS) - The Funds may invest in public and privately issued equity securities, including common and preferred stocks, warrants, and rights, as well as instruments that attempt to track the price movement of equity indices. Investments in equity securities and equity derivatives in general are subject to market risks that may cause their prices to fluctuate over time. The value of securities convertible into equity securities, such as warrants or convertible debt, is also affected by prevailing interest rates, the credit quality of the issuer and any call provision. Fluctuations in the value of equity securities in which the Funds invest will cause the net asset value of the Funds to fluctuate. Historically, the equity markets have moved in cycles, and the value of the Fund's equity securities and equity derivatives may fluctuate drastically from day to day. Because of their link to the equity markets and use of leverage, an investment in the Funds may be more suitable for long-term investors who can bear the risk of short-term principal fluctuations, which at times may be significant.

NON-DIVERSIFICATION RISK (ALL FUNDS) - Since each Fund is non-diversified, each Fund may invest in the securities of a limited number of issuers. To the extent that a Fund invests a significant percentage of its assets in a limited number of issuers, the Fund is subject to the risks of investing in those few issuers, and may be more susceptible to a single adverse economic or regulatory occurrence.

INDUSTRY CONCENTRATION RISK (OTC FUND) - The Fund will not invest 25% or more of the value of the Fund's total assets in the securities of one or more issuers conducting their principal business activities in the same industry or group of industries; except that, to the extent the index underlying the Fund's benchmark is concentrated in a particular industry, the Fund will necessarily be concentrated in that industry. Currently, the index underlying the OTC Fund's benchmark -- the Nasdaq 100 Index(R) -- is concentrated in technology companies. The risk of concentrating Fund investments in a limited number of issuers conducting business in the same industry or group of industries is that the Fund will be more susceptible to the risks that are associated with that industry or group of industries than a fund that does not concentrate its investments.

TRACKING ERROR RISK (ALL FUNDS) - Tracking error risk refers to the risk that the Benchmark Funds' returns may not match or correlate to the returns of their respective benchmarks on either a daily or aggregate basis. Factors such as Fund expenses, imperfect correlation between the Funds' investments and those of their benchmarks, rounding of share prices, changes to the benchmark, regulatory policies, high portfolio turnover rate and leverage all contribute to tracking error.

TRADING HALT RISK (ALL FUNDS) - The Funds typically may hold short-term options and futures contracts. The major exchanges on which these contracts are traded, such as the Chicago Mercantile Exchange ("CME"), have established limits on how much an option or futures contract may decline over various time periods within a day. If an option or futures contract's price declines more than the established limits, trading on the exchange is halted on that instrument. If a trading halt occurs, the Fund may temporarily be unable to purchase or sell options or futures contracts. Such a trading halt near the time the Fund prices its shares may limit the Fund's ability to use leverage and may prevent the Fund from achieving its investment objective. In such an event, a Fund also may be required to use a "fair-value" method to price its outstanding contracts.

FUTURES AND OPTIONS RISK (ALL FUNDS) - The Funds may invest a percentage of their assets in futures and options contracts. The Funds may use futures contracts and related options for bona fide hedging purposes to offset changes in the value of securities held or expected to be acquired. They may also be used to gain exposure to a particular market or instrument, to create a synthetic money market position, and for certain other tax-related purposes. The Funds will only enter into futures contracts traded on a national futures exchange or board of trade. Futures and options contracts are described in more detail below:

          FUTURES CONTRACTS - Futures contracts and options on futures contracts provide for the future sale by one party and purchase by another party of a specified amount of a specific security at a specified future time and at a specified price. An option on a futures contract gives the purchaser the right, in exchange for a premium, to assume a position in a futures contract at a specified exercise price during the term of the option. Index futures are futures contracts for various indices that are traded on registered securities exchanges.

          OPTIONS - The buyer of an option acquires the right to buy (a call option) or sell (a put option) a certain quantity of a security (the underlying security) or instrument at a certain price up to a specified point in time. The seller or writer of an option is obligated to sell (a call option) or buy (a put option) the underlying security. When writing (selling) call options on securities, the Funds may cover its position by owning the underlying security on which the option is written or by owning a call option on the underlying security. Alternatively, the Funds may cover its position by maintaining in a segregated account cash or liquid securities equal in value to the exercise price of the call option written by the Funds.

     The risks associated with the Funds' use of futures and options contracts include:

     - A Fund experiencing losses over certain ranges in the market that exceed losses experienced by a Fund that does not use futures contracts and options.

     - There may be an imperfect correlation between the changes in market value of the securities held by a Fund and the prices of futures and options on futures.

     - Although the Funds will only purchase exchange-traded futures, due to market conditions there may not always be a liquid secondary market for a futures contract or option. As a result, the Funds may be unable to close out their futures contracts at a time that is advantageous.

     - Trading restrictions or limitations may be imposed by an exchange, and government regulations may restrict trading in futures contracts and options.

     - Because option premiums paid or received by the Funds are small in relation to the market value of the investments underlying the options, buying and selling put and call options can be more speculative than investing directly in securities.

EARLY CLOSING RISK (ALL FUNDS) - The normal close of trading of securities on the Nasdaq and the New York Stock Exchange ("NYSE") is 4:00 p.m., Eastern Time. Unanticipated early closings may result in a Fund being unable to sell or buy securities on that day. If an exchange closes early on a day when one or more of the Funds needs to execute a high volume of securities trades late in a trading day, a Fund might incur substantial trading losses.

SHORT SALES RISK (URSA FUND) - Short sales are transactions in which a Fund sells a security it does not own. To complete the transaction, the Fund must borrow the security to make delivery to the buyer. The Fund is then obligated to replace the security borrowed by purchasing the security at the market price at the time of replacement. The price at such time may be higher or lower than the price at which the security was sold by the Fund. If the underlying security goes down in price between the time the Fund sells the security and buys it back, the Fund will realize a gain on the transaction. Conversely, if the underlying security goes up in price during the period, the Fund will realize a loss on the transaction. Any such loss is increased by the amount of premium or interest the Fund must pay to the lender of the security. Likewise, any gain will be decreased by the amount of premium or interest the Fund must pay to the lender of the security. The Fund is also required to segregate other assets on its books to cover its obligation to return the security to the lender which means that those other assets may not be available to meet the Fund's needs for immediate cash or other liquidity. The Fund's investment performance may also suffer if the Fund is required to close out a short position earlier than it had intended. This would occur if the securities lender required the Fund to deliver the securities the Fund borrowed at the commencement of the short sale and the Fund was unable to borrow the securities from another securities lender or otherwise obtain the security by other means. In addition, the Fund may be subject to expenses related to short sales that are not typically associated with investing in securities directly, such as costs of borrowing and margin account maintenance costs associated with the Fund's open short positions. These expenses negatively impact the performance of the Fund. For example, when a Fund short sells an interest-bearing security, such as a bond, it is obligated to pay the interest on the security it has sold. This cost is partially offset by the interest earned by the Fund on the cash generated by the short sale. To the extent that the interest rate that the Fund is obligated to pay is greater than the interest earned by the Fund on investments, the performance of the Fund will be negatively impacted. This type of short sales expense is sometimes referred to as the "negative cost of carry," and will tend to cause a Fund to lose money on a short sale even in instances where the price of the underlying security sold short does not change over the duration of the short sale.

SWAP COUNTERPARTY CREDIT RISK (ALL FUNDS) - The Funds may enter into equity index or interest rate swap agreements for purposes of attempting to gain exposure to a particular group of stocks or to an index of stocks without actually purchasing those stocks, or to hedge a position. The Funds will use short-term swap agreements to exchange the returns (or differentials in rates of return) earned or realized in particular predetermined investments or instruments. A Fund will not enter into any swap agreement unless the Advisor believes that the other party to the transaction is creditworthy. The use of equity swaps involves risks that are different from those associated with ordinary portfolio securities transactions. Swap agreements may be considered to be illiquid. A Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty.

PORTFOLIO HOLDINGS

A description of the Funds' policies and procedures with respect to the disclosure of Fund portfolio securities is available in the SAI.

PURCHASING AND REDEEMING SHARES

Shares of the Funds are offered continuously. Investors may buy shares on any day that the NYSE is open for business (a "Business Day"). On any day that the New York Fed or the NYSE closes early, the principal government securities and corporate bond markets close early (such as on days in advance of holidays generally observed by participants in these markets), or as permitted by the SEC, the Funds reserve the right to advance the time on that day NAV is calculated and, correspondingly, the time by which purchase and redemption orders must be received.

Shares of each Fund can be purchased only by insurance companies for their separate accounts to fund variable life insurance and variable annuity contracts. All orders for the purchase of shares are subject to acceptance or rejection by the Trust. An insurance company purchases and redeems shares of each Fund based on, among other things, the amount of net contract premiums or purchase payments allocated to a separate account investment division, transfers to or from a separate account investment division, contract loans and repayments, contract withdrawals and surrenders, and benefit payments, at the Fund's net asset value per share calculated as of that same day.

All redemption requests will be processed and payment with respect thereto will be made within seven days after tender. With respect to each Fund, Rydex may suspend your right to redeem your shares during times when trading on the NYSE is suspended or restricted, or otherwise as permitted by the SEC. The Funds reserve the right to pay part of your redemption proceeds in liquid securities with a market value equal to the redemption price.

FREQUENT PURCHASES AND REDEMPTIONS OF FUND SHARES

The Benchmark Funds are designed and operated to accommodate frequent trading by shareholders, and therefore, unlike most mutual funds, the Funds offer unlimited exchange privileges with no minimum holding periods or transaction fees. A significant portion of the assets of the Funds come from investors who take part in certain strategic and tactical asset allocation programs. The Funds anticipate that investors who take part in these programs may frequently redeem or exchange shares of the Funds, which may cause the Funds to experience high portfolio turnover. Higher portfolio turnover may result in the Funds paying higher levels of transaction costs. In addition, large movements of assets into and out of the Funds may negatively impact a Fund's ability to achieve its investment objective.

NET ASSET VALUE

The price per share (the offering price) will be the NAV next determined after your purchase order is received by the Trust. You may also redeem all or any portion of your Fund shares at the next determined NAV after receipt of the redemption request. NAV is calculated by (1) taking the current market value of a Fund's total assets, (2) subtracting the liabilities, and (3) dividing that amount by the total number of shares owned by shareholders. For each Fund, the NAV is calculated once each Business Day as of the close of the NYSE (currently, 4:00 p.m., Eastern Time). If the exchange or market where a

Fund's securities or other investments are primarily traded closes early -- such as on days in advance of holidays generally observed by participants in these markets -- the NAV may be calculated earlier in accordance with the policies set forth in the Funds' SAI. These dates are listed in the SAI.

In calculating NAV, each Fund generally values its investment portfolio based on the market price of the securities as of the time the Fund determines NAV. If market prices are unavailable or the Funds think that they are unreliable, such as instances where the value of a security has been materially affected by events occurring after the market closes, the Funds price those securities at fair value as determined in good faith using methods approved by the Board of Trustees.

The use of fair valuation in pricing a security involves the consideration of a number of subjective factors and therefore, is susceptible to the unavoidable risk that the valuation may be higher or lower than the price at which the security might actually trade if a reliable market price were readily available.

TO RECEIVE THE CURRENT BUSINESS DAY'S NAV, VARIABLE LIFE AND VARIABLE ANNUITY ACCOUNT INVESTORS SHOULD CONSULT THEIR SEPARATE ACCOUNT PROSPECTUS.

DIVIDENDS, DISTRIBUTIONS, AND TAXES

DIVIDENDS AND DISTRIBUTIONS

Income dividends and capital gain distributions, if any, are paid at least annually by each of the Funds. If you own Fund shares on a Fund's record date, you will be entitled to receive the dividend. The Trust, however, may declare a special capital gains distribution if the Board of Trustees believe that such a distribution would be in the best interest of the shareholders of a Fund.

TAXES

The following is a summary of some important tax issues that affect the Funds and their shareholders. The summary is based on current tax laws, which may be changed by legislative, judicial or administrative action. The Trust has not tried to present a detailed explanation of the tax treatment of the Funds, or the tax consequences of an investment in the Funds. MORE INFORMATION ABOUT TAXES IS LOCATED IN THE SAI. YOU ARE URGED TO CONSULT YOUR TAX ADVISER REGARDING SPECIFIC QUESTIONS AS TO FEDERAL, STATE AND LOCAL INCOME TAXES APPLICABLE TO YOUR INVESTMENT.

TAX STATUS OF EACH FUND

Each Fund is treated as a separate entity for federal tax purposes, and intends to qualify for the special tax treatment afforded regulated investment companies. As long as a Fund qualifies as a regulated investment company, it pays no federal income tax on the earnings it distributes to shareholders.

Special tax rules apply to life insurance companies, variable annuity contracts and variable life insurance contracts. Net investment income and net realized capital gains that a Fund distributes are not currently taxable when left to accumulate within a variable annuity or variable life insurance contract or under a qualified pension or retirement plan.

For information on federal income taxation of a life insurance company with respect to its receipt of distributions from a Fund and federal income taxation of owners variable annuity or variable life insurance contracts, refer to the contract prospectus.

MANAGEMENT OF THE FUNDS

INVESTMENT ADVISOR

Rydex Investments (The "Advisor"), 9601 Blackwell Road, Suite 500, Rockville, Maryland 20850, serves as investment adviser and manager of the Funds. The Advisor has served as the investment adviser of the Rydex Funds for over 10 years, and serves as sub-adviser to several other mutual funds.

The Advisor makes investment decisions for the assets of the Funds and continuously reviews, supervises, and administers each Fund's investment program. The Board of Trustees of the Trust supervise the Advisor and establish policies that the Advisor must follow in its day-to-day management activities. Under an investment advisory agreement between the Trust and the Advisor, the Funds paid the Advisor a fee at an annualized rate for the fiscal year ended December 31, 2004, based on the average daily net assets for each Fund, as set forth below:

FUND                                                               ADVISORY FEE
--------------------------------------------------------------------------------
NOVA                                                                   .75%
URSA                                                                   .90%
OTC                                                                    .75%

The Advisor bears all of its own costs associated with providing these advisory services and the expenses of the Board of Trustees that are affiliated with the Advisor. The Advisor may make payments from its own resources to insurance companies, broker-dealers and other financial institutions in connection with the sale of Fund shares.

PORTFOLIO MANAGEMENT

The Funds are managed by a team of investment professionals. The following portfolio managers are jointly and primarily responsible for the day-to-day management of the Funds.

MICHAEL P. BYRUM, CFA, has been associated with Rydex Investments since the Advisor was founded in 1993. Mr. Byrum was named the President of Rydex Investments in 2004 and has served as Chief Investment Officer of Rydex Investments since 2000. During this time, he has played a key role in the development of the firm's investment strategies and product offerings. As Senior Portfolio Manager, Mr. Byrum was instrumental in the launch of the OTC, Precious Metals, U.S. Government Bond, Ursa and Arktos Funds, and helped to create the Rydex Sector Funds. He was named Vice President of Portfolio for Rydex Investments in 1998, and Executive Vice President in 2000. Prior to joining Rydex, Mr. Byrum worked for Money Management Associates, the investment adviser for Rushmore Funds, Inc. He holds a degree in finance from Miami University of Ohio.

WILLIAM E. FLAIG, JR., joined Rydex in January 2000 to manage the Large-Cap Europe and Large-Cap Japan Funds. Mr. Flaig has been instrumental in the development of derivative strategies for these Funds and for the Rydex Dynamic Funds, which were launched the same year. In 2001, he was promoted to senior portfolio manager and group leader for Rydex's S&P 500-based funds, fixed-income funds and several sector funds. In this capacity, Mr. Flaig helped to advance Rydex's quantitative management abilities and process. In 2003, Mr. Flaig was promoted to director of investments. He is responsible for the investment objectives of all mutual funds and sub-advised accounts and is a member of Rydex's senior management team and its Investment Strategy Committee, which determines investment policy for all Rydex Funds. Mr. Flaig came to Rydex after more than seven years at Bankers Trust, where he was a trader in emerging markets currency derivatives. He holds a degree in management and finance from Purdue University.

JIM KING, CFA, joined Rydex in 1996 and was promoted to assistant portfolio manager in 1997. In 1998, he became a portfolio manager and was promoted in 2001 to senior portfolio manager. Mr. King has served as an interim director of equity trading and investment operations. Currently, Mr. King's team manages all of the Rydex leveraged and inverse funds, as well as Rydex Sector Rotation Fund. Mr. King is a member of Rydex's Investment Strategy Committee, which determines investment policy for all Rydex Funds. Prior to joining Rydex, he worked as a registered representative at DMG Securities. He holds a degree in finance from the University of Maryland.

Additional Information about the portfolio managers' compensation, other accounts managed by the portfolio managers, and the portfolio managers' ownership of securities in the Funds is available in the SAI.

NOVA FUND
FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the Funds' financial performance for the period of each Fund's operations. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in a Fund (assuming reinvestment of all dividends and distributions). The total returns do not reflect fees and charges imposed at the separate account level. This information has been audited by PricewaterhouseCoopers LLP. The Reports of Independent Registered Public Accounting Firm for each such period along with the Funds' financial statements and related notes, are included in the Annual Reports to Shareholders for such periods. The 2004 Annual Report is available upon request and without charge by calling 1-800-820-0888. The 2004 Annual Report is incorporated by reference in the SAI.

                                                          YEAR            YEAR            YEAR             YEAR             YEAR
                                                         ENDED           ENDED           ENDED            ENDED            ENDED
                                                  DECEMBER 31,    DECEMBER 31,    DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                                          2004            2003            2002             2001             2000
--------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE--
  BEGINNING OF YEAR                               $       7.21    $       5.18    $       8.67     $      13.88     $      18.57
                                                  ------------    ------------    ------------     ------------     ------------
  Net Investment Income (Loss)+                            .03             .01            (.01)             .30              .74
  Net Realized and Unrealized Gains (Losses) on
   Securities                                             1.02            2.02           (3.07)           (3.81)           (4.16)
                                                  ------------    ------------    ------------     ------------     ------------
  Net Increase (Decrease) in Net Asset Value
   Resulting from Operations                              1.05            2.03           (3.08)           (3.51)           (3.42)
  Distributions to Shareholders from:
   Net Investment Income                                   (--)~            --            (.41)           (1.70)            (.15)
   Net Realized Capital Gains                               --              --              --               --            (1.12)
   Total Distributions                                     (--)~            --            (.41)           (1.70)           (1.27)
                                                  ------------    ------------    ------------     ------------     ------------
  Net Increase (Decrease) in Net Asset Value              1.05            2.03           (3.49)           (5.21)           (4.69)
                                                  ------------    ------------    ------------     ------------     ------------
NET ASSET VALUE--END OF YEAR                      $       8.26    $       7.21    $       5.18     $       8.67     $      13.88
                                                  ============    ============    ============     ============     ============
TOTAL INVESTMENT RETURN                                  14.62%          39.19%         (35.72)%         (23.58)%         (20.30)%
RATIOS TO AVERAGE NET ASSETS:
  Gross Expenses                                          1.46%           1.54%           1.72%            1.45%            1.42%
  Net Expenses                                            1.46%           1.54%           1.72%            1.45%            1.42%
  Net Investment Income                                   0.41%           0.09%          (0.14)%           2.61%            4.45%
SUPPLEMENTARY DATA:
  Portfolio Turnover Rate*                                 654%            729%            570%               0%               0%
  Net Assets, End of Period (000's omitted)       $    130,200    $     81,816    $     34,017     $     60,941     $    178,118

+    CALCULATED USING THE AVERAGE DAILY SHARES OUTSTANDING FOR THE PERIOD.

* PORTFOLIO TURNOVER RATIO IS CALCULATED WITHOUT REGARD TO SHORT-TERM SECURITIES HAVING A MATURITY OF LESS THAN ONE YEAR.

~    LESS THAN $.01 PER SHARE. ACTUAL AMOUNT = $.003782097.

URSA FUND
FINANCIAL HIGHLIGHTS

                                                          YEAR            YEAR            YEAR             YEAR             YEAR
                                                         ENDED           ENDED           ENDED            ENDED            ENDED
                                                  DECEMBER 31,    DECEMBER 31,    DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                                          2004            2003            2002             2001             2000
--------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE--
  BEGINNING OF YEAR                               $       5.77    $       7.57    $       6.29     $       6.09     $       5.35
                                                  ------------    ------------    ------------     ------------     ------------
  Net Investment Income (Loss)+                           (.02)           (.04)           (.02)             .12              .22
  Net Realized and Unrealized Gains (Losses) on
   Securities                                             (.56)          (1.76)           1.38              .88              .70
                                                  ------------    ------------    ------------     ------------     ------------
  Net Increase (Decrease) in Net Asset
   Value Resulting from Operations                        (.58)          (1.80)           1.36             1.00              .92
  Distributions to Shareholders from:
   Net Investment Income                                    --              --            (.08)            (.80)            (.18)
   Net Realized Capital Gains                               --              --              --               --               --
                                                  ------------    ------------    ------------     ------------     ------------
  Net Increase (Decrease) in Net Asset Value              (.58)          (1.80)           1.28              .20              .74
                                                  ------------    ------------    ------------     ------------     ------------
NET ASSET VALUE--END OF YEAR                      $       5.19    $       5.77    $       7.57     $       6.29     $       6.09
                                                  ============    ============    ============     ============     ============
TOTAL INVESTMENT RETURN                                 (10.05)%        (23.78)%         21.64%           14.99%           16.05%
RATIOS TO AVERAGE NET ASSETS:
  Gross Expenses                                          1.62%           1.67%           1.79%            1.89%            1.59%
  Net Expenses                                            1.62%           1.67%           1.79%            1.89%            1.59%
  Net Investment Income (Loss)                           (0.28)%         (0.59)%         (0.24)%           1.85%            4.02%
SUPPLEMENTARY DATA:
  Net Assets, End of Period (000's omitted)       $     19,076    $     17,822    $     36,195     $     18,997     $     31,829

+    CALCULATED USING THE AVERAGE DAILY SHARES OUTSTANDING FOR THE PERIOD.

OTC FUND
FINANCIAL HIGHLIGHTS

                                                          YEAR            YEAR            YEAR             YEAR             YEAR
                                                         ENDED           ENDED           ENDED            ENDED            ENDED
                                                  DECEMBER 31,    DECEMBER 31,    DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                                          2004            2003            2002             2001             2000
--------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE--
  BEGINNING OF YEAR                               $      13.16    $       9.05    $      14.80     $      22.83     $      38.52
                                                  ------------    ------------    ------------     ------------     ------------
  Net Investment Loss+                                    (.02)           (.13)           (.17)            (.23)            (.44)
  Net Realized and Unrealized Gains (Losses) on
   Securities                                             1.25            4.24           (5.58)           (7.80)          (13.50)
                                                  ------------    ------------    ------------     ------------     ------------
  Net Increase (Decrease) in Net Asset
   Value Resulting from Operations                        1.23            4.11           (5.75)           (8.03)          (13.94)
  Distributions to Shareholders from:
   Net Realized Capital Gains                               --              --              --               --            (1.75)
                                                  ------------    ------------    ------------     ------------     ------------
  Net Increase (Decrease) in Net Asset Value              1.23            4.11           (5.75)           (8.03)          (15.69)
                                                  ------------    ------------    ------------     ------------     ------------
NET ASSET VALUE--END OF YEAR                      $      14.39    $      13.16    $       9.05     $      14.80     $      22.83
                                                  ============    ============    ============     ============     ============
TOTAL INVESTMENT RETURN                                   9.35%          45.41%         (38.85)%         (35.17)%         (38.19)%
RATIOS TO AVERAGE NET ASSETS:
  Gross Expenses                                          1.47%           1.53%           1.74%            1.45%            1.46%
  Net Expenses                                            1.47%           1.53%           1.74%            1.45%            1.46%
  Net Investment Loss                                    (0.17)          (1.20)%         (1.58)%          (1.31)%          (1.23)%
SUPPLEMENTARY DATA:
  Portfolio Turnover Rate*                                 418%            482%            183%             139%             324%
  Net Assets, End of Period (000's omitted)       $    191,476    $    127,836    $     77,635     $    164,619     $    420,674

+    CALCULATED USING THE AVERAGE DAILY SHARES OUTSTANDING FOR THE PERIOD.

* PORTFOLIO TURNOVER RATIO IS CALCULATED WITHOUT REGARD TO SHORT-TERM SECURITIES HAVING A MATURITY OF LESS THAN ONE YEAR.

BENCHMARK INFORMATION

STANDARD & POOR'S CORP. AND NASDAQ (THE "INDEX PUBLISHERS") DO NOT SPONSOR, ENDORSE, SELL OR PROMOTE ANY RYDEX FUND AND MAKE NO REPRESENTATION OR WARRANTY, IMPLIED OR EXPRESS, TO THE INVESTORS IN THE FUNDS, OR ANY MEMBERS OF THE PUBLIC,
REGARDING:

   - THE ADVISABILITY OF INVESTING IN INDEX FUNDS;

   - THE ABILITY OF ANY INDEX TO TRACK STOCK MARKET PERFORMANCE;

   - THE ACCURACY AND/OR THE COMPLETENESS OF THE AFOREMENTIONED INDICES OR ANY DATA INCLUDED THEREIN;

   - THE RESULTS TO BE OBTAINED BY ANY OF THE FUNDS, THE INVESTORS IN THE FUNDS, OR ANY PERSON OR ENTITY FROM THE USE OF THE INDICES OR DATA INCLUDED THEREIN; AND

   - THE MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE FOR USE WITH RESPECT TO THE INDICES OR ANY DATA INCLUDED THEREIN.

FURTHER, NEITHER OF THE INDEX PUBLISHERS:

   - RECOMMEND THAT ANY PERSON INVEST IN THE FUNDS OR ANY OTHER SECURITIES;

   - HAVE ANY RESPONSIBILITY OR LIABILITY FOR OR MAKE ANY DECISIONS ABOUT THE TIMING, AMOUNT OR PRICING OF THE FUNDS;

   - HAVE ANY RESPONSIBILITY OR LIABILITY FOR THE ADMINISTRATION, MANAGEMENT OR MARKETING OF THE FUNDS;

   - CONSIDER THE NEEDS OF THE FUNDS OR THE INVESTORS IN THE FUNDS IN DETERMINING, COMPOSING OR CALCULATING THE INDEXES OR HAS ANY OBLIGATION TO DO SO;

   - WILL HAVE ANY LIABILITY IN CONNECTION WITH THE FUNDS OR FOR ANY ERRORS, OMISSIONS OR INTERRUPTIONS IN CONNECTION WITH THE INDEXES OR THE RELATED DATA;

   - WILL BE LIABLE FOR ANY LOST PROFITS OR INDIRECT PUNITIVE, SPECIAL OR CONSEQUENTIAL DAMAGES OR LOSSES, EVEN IF SUCH INDEX PUBLISHER KNOWS THAT THEY MIGHT OCCUR.

"STANDARD & POOR'S(R)," "S&P(R)," "S&P 500(R)," "STANDARD & POOR'S 500," "500,"
"STANDARD & POOR'S MIDCAP 400," "S&P MIDCAP 400," "STANDARD & POOR'S SMALLCAP 600," AND "S&P SMALLCAP 600" ARE TRADEMARKS OF THE MCGRAW-HILL COMPANIES, INC. AND HAVE BEEN LICENSED FOR USE BY RYDEX INVESTMENTS. THE RYDEX FUNDS ARE NOT SPONSORED, ENDORSED, SOLD OR PROMOTED BY STANDARD & POOR'S AND STANDARD & POOR'S MAKES NO REPRESENTATION REGARDING THE ADVISABILITY OF INVESTING IN THE RYDEX FUNDS.

MORE INFORMATION ABOUT THE INDEX PUBLISHERS IS LOCATED IN THE SAI.

                                       BC

Additional information about the Funds is included in the SAI dated May 1, 2005, which contains more detailed information about the Funds. The SAI has been filed with the SEC and is incorporated by reference into this Prospectus and, therefore, legally forms a part of this Prospectus. The SEC maintains the EDGAR database on its web site ("http://www.sec.gov") that contains the SAI, material incorporated by reference, and other information regarding registrants that file electronically with the SEC. You may also review and copy documents at the SEC Public Reference Room in Washington, D.C. (for information on the operation of the Public Reference Room, call 202.942.8090). You may request documents by mail from the SEC, upon payment of a duplication fee, by writing to: Securities and Exchange Commission, Public Reference Section, Washington, D.C. 20549-0102. You may also obtain this information, upon payment of a duplicating fee, by e-mailing the SEC at the following address: publicinfo@sec.gov.

You may obtain a copy of the SAI or the annual or semi-annual reports, without charge by calling 800.820.0888 or by writing to Rydex Variable Trust, at 9601 Blackwell Road, Suite 500, Rockville, Maryland 20850. Additional information about the Funds' investments is available in the annual and semi-annual reports. Also, in the Funds' annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Funds' performance during its last fiscal year. Because shares of the Funds are available exclusively for variable annuity and variable life insurance products, the Trust does not provide its SAI and shareholder reports on its web site.

NO ONE HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY
REPRESENTATIONS NOT CONTAINED IN THIS PROSPECTUS OR IN THE TRUST'S SAI IN CONNECTION WITH THE OFFERING OF FUND SHARES. DO NOT RELY ON ANY SUCH INFORMATION OR REPRESENTATIONS AS HAVING BEEN AUTHORIZED BY THE TRUST OR RYDEX INVESTMENTS. THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFERING BY THE TRUST IN ANY JURISDICTION WHERE SUCH AN OFFERING IS NOT LAWFUL.

The Trust's SEC registration number is 811-08821.

A FAMILY OF FUNDS DESIGNED EXCLUSIVELY FOR FINANCIAL PROFESSIONALS AND SOPHISTICATED INVESTORS


[RYDEX INVESTMENTS LOGO]

ESSENTIAL FOR MODERN MARKETS(TM)

9601 BLACKWELL ROAD
SUITE 500
ROCKVILLE, MD 20850
800.820.0888
WWW.RYDEXINVESTMENTS.COM                                             RVTP-1-5/05

THE RYDEX VARIABLE TRUST

PROSPECTUS
MAY 1, 2005

BENCHMARK FUNDS
NOVA
URSA
OTC

U.S. GOVERNMENT BOND
MEKROS

SECTOR FUNDS
FINANCIAL SERVICES

HEALTH CARE

TECHNOLOGY
UTILITIES

MONEY MARKET FUND
U.S. GOVERNMENT MONEY MARKET



THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THE TRUST'S SHARES OR PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

[RYDEXINVESTMENTS ESSENTIAL FOR MODERN MARKETS(TM) LOGO]

RYDEX VARIABLE TRUST

9601 Blackwell Road, Suite 500
Rockville, Maryland 20850

800.820.0888
301.296.5100

BENCHMARK FUNDS

SECTOR FUNDS


MONEY MARKET FUND


Rydex Variable Trust (the "Trust") is a mutual fund complex offering professionally managed investment portfolios (the "Funds") which are grouped into the following categories:


BENCHMARK FUNDS - Nova Fund, Ursa Fund, OTC Fund, U.S. Government Bond Fund and Mekros Fund

SECTOR FUNDS - Financial Services Fund, Health Care Fund, Technology Fund, and Utilities Fund

MONEY MARKET FUND - U.S. Government Money Market Fund


Shares of the Funds are available exclusively for variable annuity and variable life insurance products. Variable life and variable annuity contract owners should also review the variable insurance contract prospectus prepared by their insurance company. Information about any variable insurance contract fees is included in the variable insurance contract prospectus.

RISKS OF INVESTING IN THE FUNDS

The value of the Funds may fluctuate. In addition, Fund shares:

- MAY DECLINE IN VALUE AND YOU MAY LOSE MONEY
- ARE NOT FEDERALLY INSURED
- ARE NOT GUARANTEED BY ANY GOVERNMENT AGENCY
- ARE NOT BANK DEPOSITS
- ARE NOT GUARANTEED TO ACHIEVE THEIR OBJECTIVES

     TABLE OF CONTENTS


     BENCHMARK FUNDS
5    COMMON RISK/RETURN INFORMATION
6    NOVA FUND
8    URSA FUND
10   OTC FUND
12   U.S. GOVERNMENT BOND FUND
14   MEKROS FUND

     SECTOR FUNDS
16   COMMON RISK/RETURN INFORMATION
17   FINANCIAL SERVICES FUND
19   HEALTH CARE FUND
21   TECHNOLOGY FUND
23   UTILITIES FUND

     MONEY MARKET FUND
25   U.S. GOVERNMENT MONEY MARKET FUND

27   MORE INFORMATION ABOUT FUND INVESTMENTS AND RISK

30   PURCHASING AND REDEEMING SHARES

31   DIVIDENDS, DISTRIBUTIONS, AND TAXES

31   MANAGEMENT OF THE FUNDS

33   FINANCIAL HIGHLIGHTS

43   BENCHMARK INFORMATION

BC   ADDITIONAL INFORMATION

This page intentionally left blank.

RYDEX BENCHMARK FUNDS


NOVA FUND

URSA FUND

OTC FUND

U.S. GOVERNMENT BOND FUND

MEKROS FUND


COMMON RISK/RETURN INFORMATION

INVESTMENT OBJECTIVES

Each Benchmark Fund seeks to provide investment results that either match or correlate to the performance of a specific benchmark.

PRINCIPAL RISKS

MARKET RISK - The Funds' value may fluctuate from day to day. Due to market conditions, Fund shares may decline in value causing you to lose money.

DERIVATIVES RISK - The Funds' use of derivatives such as futures, options and swap agreements to pursue their investment objectives may expose the Funds to additional risks that they would not be subject to if they invested directly in the securities underlying those derivatives. These risks may cause the Funds to experience higher losses than funds that do not use derivatives.


TRACKING ERROR RISK - The Advisor may not be able to cause a Fund's performance to match or exceed that of the Fund's benchmark, either on a daily or aggregate basis. In addition, because each Fund, except Mekros, is tracking the performance of its benchmark on a daily basis, mathematical compounding may prevent a Fund from correlating with the monthly, quarterly, annual or other period performance of its benchmark. The Mekros Fund seeks to track its benchmark over time, but is also subject to the effects of mathematical compounding. Tracking error may cause a Fund's performance to be less than you expect.


ACTIVE TRADING RISK - A significant portion of the assets of the Funds come from investors who take part in certain strategic and tactical asset allocation programs. The Funds anticipate that investors who take part in these programs may frequently redeem or exchange shares of the Funds, which may cause the Funds to experience high portfolio turnover. Higher portfolio turnover may result in the Funds paying higher levels of transaction costs and generating greater tax liabilities for shareholders. In addition, large movements of assets into and out of the Funds may negatively impact a Fund's ability to achieve its investment objective.

NON-DIVERSIFICATION RISK - Each Fund is considered non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single security could cause greater fluctuations in the value of Fund shares than would occur in a more diversified fund.

SWAP COUNTERPARTY CREDIT RISK - The Funds are subject to credit risk on the amount they expect to receive from swap agreement counterparties. If a swap counterparty defaults on its payment obligations to a Fund, this default will cause the value of your investment in the Fund to decrease.

EARLY CLOSING RISK - The Funds are subject to the risk that unanticipated early closings of securities exchanges will result in the Funds being unable to sell or buy securities on that day. If an exchange closes early on a day when a Fund needs to execute a high volume of securities trades late in a trading day, the Fund might incur substantial trading losses.

NOVA FUND
FUND INFORMATION

FUND OBJECTIVE

The Nova Fund seeks to provide investment results that match the performance of a specific benchmark on a daily basis. The Fund's current benchmark is 150% of the performance of the S&P 500(R) Index (the "underlying index").

If the Fund meets its objective, the value of the Fund's shares will tend to increase on a daily basis by 150% of the value of any increase in the underlying index. When the value of the underlying index declines, the value of the Fund's shares should also decrease on a daily basis by 150% of the value of any decrease in the underlying index (e.g., if the underlying index goes down by 5%, the value of the Fund's shares should go down by 7.5% on that day).

PRINCIPAL INVESTMENT STRATEGY

Unlike a traditional index fund, as its primary investment strategy, the Fund invests to a significant extent in leveraged instruments, such as futures contracts and options on securities, futures contracts, and stock indices, as well as equity securities and may enter into swap agreements. Futures and options contracts enable the Fund to pursue its objective without investing directly in the securities included in the underlying index, or in the same proportion that those securities are represented in the underlying index. On a day-to-day basis, to collateralize these futures and options contracts, the Fund holds U.S. Government securities or cash equivalents.

PRINCIPAL RISKS

In addition to the risks common to investing in any Benchmark Fund, the Nova Fund is subject to a number of other risks that may affect the value of its shares, including:

EQUITY RISK - The equity markets are volatile, and the value of the Fund's equity securities and equity derivatives, such as futures and options contracts, may fluctuate significantly from day to day. This volatility may cause the value of your investment in the Fund to decrease.

LEVERAGING RISK - The more the Fund invests in leveraged instruments, the more this leverage will magnify any losses on those investments. Leverage will also have the effect of magnifying tracking error risk.

FUND PERFORMANCE AND FEE INFORMATION

PERFORMANCE

The bar chart and table below show the performance of the Nova Fund both year by year and as an average over different periods of time. For investment activity prior to November 1998, the Fund's performance reflected insurance-related charges that had the effect of reducing returns. Subsequent periods do not reflect insurance charges which, if reflected, would similarly have the effect of reducing returns. The variability of performance over time provides an indication of the risks of investing in the Fund. Of course, this past performance does not necessarily indicate how the Fund will perform in the future.

[CHART]

1998        30.06%
1999        23.28%
2000       -20.30%
2001       -23.58%
2002       -35.72%
2003        39.19%
2004        14.62%

DURING THE PERIOD SHOWN IN THE BAR CHART, THE HIGHEST RETURN FOR A QUARTER WAS 31.57% (QUARTER ENDED DECEMBER 31, 1998) AND THE LOWEST RETURN FOR A QUARTER WAS -26.76% (QUARTER ENDED SEPTEMBER 30, 2002).

AVERAGE ANNUAL TOTAL RETURN (FOR PERIODS ENDING DECEMBER 31, 2004)(1)

                                                  NOVA FUND        S&P 500 INDEX(2)
-----------------------------------------------------------------------------------
PAST ONE YEAR                                       14.62%               10.89%
PAST FIVE YEARS                                     -8.98%               -2.30%
SINCE INCEPTION (05/07/97)                           2.66%                6.91%

(1) THESE FIGURES ASSUME THE REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS.
(2) THE S&P 500(R) INDEX IS AN UNMANAGED CAPITALIZATION-WEIGHTED INDEX COMPOSED OF 500 COMMON STOCKS, WHICH ARE CHOSEN BY THE STANDARD & POOR'S CORPORATION (S&P) ON A STATISTICAL BASIS. RETURNS REFLECT NO DEDUCTION FOR FEES, EXPENSES OR TAXES.

FEES AND EXPENSES OF THE FUND

This table and example are designed to assist you in understanding the fees and expenses that you may pay as an investor in the shares.

OWNERS OF VARIABLE ANNUITY AND INSURANCE CONTRACTS THAT INVEST IN THE FUND SHOULD REFER TO THE VARIABLE INSURANCE CONTRACT PROSPECTUS FOR A DESCRIPTION OF FEES AND EXPENSES, AS THE TABLE AND EXAMPLE DO NOT REFLECT DEDUCTIONS AT THE SEPARATE ACCOUNT LEVEL OR CONTRACT LEVEL FOR ANY CHARGES THAT MAY BE INCURRED UNDER A CONTRACT. IF THE TABLE AND EXAMPLE WERE TO REFLECT THE DEDUCTION OF INSURANCE CHARGES, FEES AND EXPENSES WOULD BE HIGHER.

SHAREHOLDER FEES                                                                NONE
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
  MANAGEMENT FEES                                                               0.75%
  DISTRIBUTION (12b-1) FEES                                                     NONE
  OTHER EXPENSES                                                                0.71%
TOTAL ANNUAL FUND OPERATING EXPENSES                                            1.46%

EXAMPLE

This Example is intended to help you compare the cost of investing in the shares of the Nova Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

            1 YEAR           3 YEARS           5 YEARS           10 YEARS
-------------------------------------------------------------------------
            $  153            $ 476             $ 822             $ 1,796

URSA FUND
FUND INFORMATION

FUND OBJECTIVE

The Ursa Fund seeks to provide investment results that will inversely correlate to the performance of the S&P 500(R) Index (the "underlying index").

If the Fund meets its objective, the value of the Fund's shares will tend to increase during times when the value of the underlying index is decreasing. When the value of the underlying index is increasing, however, the value of the Fund's shares should decrease on a daily basis by an inversely proportionate amount (e.g., if the underlying index goes up by 5%, the value of the Fund's shares should go down by 5% on that day).

PRINCIPAL INVESTMENT STRATEGY

Unlike a traditional index fund, the Ursa Fund's benchmark is to perform exactly opposite the underlying index, and the Ursa Fund will not own the securities included in the underlying index. Instead, as its primary investment strategy, the Ursa Fund invests to a significant extent in short sales of securities or futures contracts and in options on securities, futures contracts, and stock indices and may enter into swap agreements. On a day-to-day basis, the Ursa Fund holds U.S. Government securities or cash equivalents to collateralize these futures and options contracts.

PRINCIPAL RISKS

In addition to the risks common to investing in any Benchmark Fund, the Ursa Fund is subject to a number of other risks that may affect the value of its shares, including:

EQUITY RISK - The equity markets are volatile, and the value of the Fund's equity securities and equity derivatives, such as futures and options contracts, may fluctuate significantly from day to day. This volatility may cause the value of your investment in the Fund to decrease.

SHORT SALES RISK - Short sales are transactions in which a Fund sells a security it does not own. If the security the Fund sold short goes down in price between the time the Fund sells the security and closes its short position, the Fund will realize a gain on the transaction. Conversely, if the security goes up in price during the period, the Fund will realize a loss on the transaction. The risk of such price increases is the principal risk of engaging in short sales. The Fund may also be subject to expenses related to short sales such as borrowing and margin account maintenance costs, which may negatively impact the performance of the Fund.

FUND PERFORMANCE AND FEE INFORMATION

PERFORMANCE

The bar chart and table below show the performance of the Ursa Fund both year by year and as an average over different periods of time. For investment activity prior to November 1998, the Fund's performance reflected insurance-related charges that had the effect of reducing returns. Subsequent periods do not reflect insurance charges which, if reflected, would similarly have the effect of reducing returns. The variability of performance over time provides an indication of the risks of investing in the Fund. Of course, this past performance does not necessarily indicate how the Fund will perform in the future.

[CHART]

1998       -21.93%
1999       -15.06%
2000        16.05%
2001        14.99%
2002        21.64%
2003       -23.78%
2004       -10.05%

DURING THE PERIOD SHOWN IN THE BAR CHART, THE HIGHEST RETURN FOR A QUARTER WAS 17.71% (QUARTER ENDED SEPTEMBER 30, 2002) AND THE LOWEST RETURN FOR A QUARTER WAS -16.89% (QUARTER ENDED DECEMBER 31, 1998).

AVERAGE ANNUAL TOTAL RETURN (FOR PERIODS ENDING DECEMBER 31, 2004)(1)

                                                    URSA FUND      S&P 500 INDEX(2)
-----------------------------------------------------------------------------------
PAST ONE YEAR                                        -10.05%             10.89%
PAST FIVE YEARS                                        2.16%             -2.30%
SINCE INCEPTION (06/09/97)(3)                         -5.80%              6.17%

(1) THESE FIGURES ASSUME THE REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS.
(2) THE S&P 500(R) INDEX IS AN UNMANAGED CAPITALIZATION-WEIGHTED INDEX COMPOSED OF 500 COMMON STOCKS, WHICH ARE CHOSEN BY THE STANDARD & POOR'S CORPORATION (S&P) ON A STATISTICAL BASIS. RETURNS REFLECT NO DEDUCTION FOR FEES, EXPENSES OR TAXES.
(3) THE FUND COMMENCED CONTINUOUS OPERATIONS ON JUNE 10, 1997. PRIOR TO THAT TIME, DUE TO THE NATURE OF THE FUND'S INVESTMENT ACTIVITY, THE FUND EXPERIENCED PERIODS WITH ZERO NET ASSETS. PERIODS OF OPERATION INCLUDING RETURNS FOR EACH DISCRETE PERIOD, WERE AS FOLLOWS: MAY 7, 1997 TO MAY 21, 1997, - 3.70%; AND MAY 24, 1997 TO JUNE 3, 1997, 0.10%.

FEES AND EXPENSES OF THE FUND

This table and example are designed to assist you in understanding the fees and expenses that you may pay as an investor in the shares.

OWNERS OF VARIABLE ANNUITY AND INSURANCE CONTRACTS THAT INVEST IN THE FUND SHOULD REFER TO THE VARIABLE INSURANCE CONTRACT PROSPECTUS FOR A DESCRIPTION OF FEES AND EXPENSES, AS THE TABLE AND EXAMPLE DO NOT REFLECT DEDUCTIONS AT THE SEPARATE ACCOUNT LEVEL OR CONTRACT LEVEL FOR ANY CHARGES THAT MAY BE INCURRED UNDER A CONTRACT. IF THE TABLE AND EXAMPLE WERE TO REFLECT THE DEDUCTION OF INSURANCE CHARGES, FEES AND EXPENSES WOULD BE HIGHER.

SHAREHOLDER FEES                                                                    NONE
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
  MANAGEMENT FEES                                                                   0.90%
  DISTRIBUTION (12b-1) FEES                                                         NONE
  OTHER EXPENSES                                                                    0.72%
TOTAL ANNUAL FUND OPERATING EXPENSES                                                1.62%

EXAMPLE

This Example is intended to help you compare the cost of investing in the shares of the Ursa Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

            1 YEAR           3 YEARS           5 YEARS           10 YEARS
-------------------------------------------------------------------------
            $ 170             $ 527             $ 909             $ 1,977

OTC FUND
FUND INFORMATION

FUND OBJECTIVE

The OTC Fund seeks to provide investment results that correspond to a benchmark for over-the-counter securities. The Fund's current benchmark is the Nasdaq 100 Index(R) (the "underlying index").

If the Fund meets its objective, the value of the Fund's shares should increase on a daily basis by the amount of any increase in the value of the underlying index. However, when the value of the underlying index declines, the value of the Fund's shares should also decrease on a daily basis by the amount of the decrease in value of the underlying index.

PRINCIPAL INVESTMENT STRATEGY

The Fund invests principally in securities of companies included in the underlying index. It also may invest in other instruments whose performance is expected to correspond to that of the underlying index, and may engage in futures and options transactions and enter into swap agreements. The Fund may also purchase U.S. Government securities.

PRINCIPAL RISKS

In addition to the risks common to investing in any Benchmark Fund, the OTC Fund is subject to a number of other risks that may affect the value of its shares, including:

EQUITY RISK - The equity markets are volatile, and the value of the Fund's equity securities and equity derivatives, such as futures and options contracts, may fluctuate significantly from day to day. This volatility may cause the value of your investment in the Fund to decrease.

CONCENTRATION RISK - To the extent that the underlying index is currently concentrated in issuers conducting business in the technology sector, the Fund's investments in those issuers are subject to legislative or regulatory changes, adverse market conditions and/or increased competition affecting that economic sector. The prices of the securities of technology companies may fluctuate widely due to competitive pressures, increased sensitivity to short product cycles and aggressive pricing, problems relating to bringing their products to market, very high price/earnings ratios, and high personnel turnover due to severe labor shortages for skilled technology professionals.

FUND PERFORMANCE AND FEE INFORMATION

PERFORMANCE

The bar chart and table below show the performance of the OTC Fund both year by year and as an average over different periods of time. For investment activity prior to November 1998, the Fund's performance reflected insurance-related charges that had the effect of reducing returns. Subsequent periods do not reflect insurance charges which, if reflected, would similarly have the effect of reducing returns. The variability of performance over time provides an indication of the risks of investing in the Fund. Of course, this past performance does not necessarily indicate how the Fund will perform in the future.

[CHART]

1998        83.76%
1999       101.32%
2000       -38.19%
2001       -35.17%
2002       -38.85%
2003        45.41%
2004         9.35%

DURING THE PERIOD SHOWN IN THE BAR CHART, THE HIGHEST RETURN FOR A QUARTER WAS 53.10% (QUARTER ENDED DECEMBER 31, 1999) AND THE LOWEST RETURN FOR A QUARTER WAS -37.14% (QUARTER ENDED SEPTEMBER 30, 2001).

AVERAGE ANNUAL TOTAL RETURN (FOR PERIODS ENDING DECEMBER 31, 2004)(1)

                                                    OTC FUND       NASDAQ 100 INDEX(2)
--------------------------------------------------------------------------------------
PAST ONE YEAR                                          9.35%              10.43%
PAST FIVE YEARS                                      -17.18%             -15.25%
SINCE INCEPTION (05/07/97)                             5.76%               7.85%

(1) THESE FIGURES ASSUME THE REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS.
(2) THE NASDAQ 100 INDEX(R) IS AN UNMANAGED MODIFIED CAPITALIZATION-WEIGHTED INDEX COMPOSED OF 100 OF THE LARGEST NON-FINANCIAL COMPANIES LISTED ON THE NASDAQ STOCK MARKET, INC. ("NASDAQ"). RETURNS REFLECT NO DEDUCTIONS FOR FEES, EXPENSES OR TAXES.

FEES AND EXPENSES OF THE FUND

This table and example are designed to assist you in understanding the fees and expenses that you may pay as an investor in the shares.

OWNERS OF VARIABLE ANNUITY AND INSURANCE CONTRACTS THAT INVEST IN THE FUND SHOULD REFER TO THE VARIABLE INSURANCE CONTRACT PROSPECTUS FOR A DESCRIPTION OF FEES AND EXPENSES, AS THE TABLE AND EXAMPLE DO NOT REFLECT DEDUCTIONS AT THE SEPARATE ACCOUNT LEVEL OR CONTRACT LEVEL FOR ANY CHARGES THAT MAY BE INCURRED UNDER A CONTRACT. IF THE TABLE AND EXAMPLE WERE TO REFLECT THE DEDUCTION OF INSURANCE CHARGES, FEES AND EXPENSES WOULD BE HIGHER.

SHAREHOLDER FEES                                                                    NONE
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
  MANAGEMENT FEES                                                                   0.75%
  DISTRIBUTION (12b-1) FEES                                                         NONE
  OTHER EXPENSES                                                                    0.72%
TOTAL ANNUAL FUND OPERATING EXPENSES                                                1.47%

EXAMPLE

This Example is intended to help you compare the cost of investing in the shares of the OTC Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

            1 YEAR           3 YEARS           5 YEARS           10 YEARS
-------------------------------------------------------------------------
             $ 154            $ 479             $ 827             $ 1,807

U.S. GOVERNMENT BOND FUND
FUND INFORMATION

FUND OBJECTIVE

The U.S. Government Bond Fund seeks to provide investment results that correspond to a benchmark for U.S. Government securities. The Fund's current benchmark is 120% of the price movement of the Long Treasury Bond. The Long Treasury Bond is the U.S. Treasury bond with the longest maturity, which is currently 30 years. The price movement of the Long Treasury Bond is based on the daily price change of the most recently issued Long Treasury Bond.

If the Fund meets its objective, the value of the Fund's shares should increase on a daily basis by 120% of any price increase by the Long Treasury Bond. In contrast, when the price of the Long Treasury Bond declines, the value of the Fund's shares should decline on a daily basis by 120% of any price decline of the Long Treasury Bond (e.g., if the Long Treasury Bond goes down by 5%, the value of the Fund's shares should go down by 6% on that day).

PRINCIPAL INVESTMENT STRATEGY

The Fund invests principally in U.S. Government securities and in leveraged instruments, such as certain futures and options contracts. Some of the Fund's U.S. Government securities, or cash equivalents, will be used to collateralize these futures and options. Futures and options contracts, if used properly, may enable the Fund to meet its objective by increasing the Fund's exposure to the securities included in its benchmark. In addition, the Fund may enter into transactions involving zero coupon U.S. Treasury bonds.

PRINCIPAL RISKS

In addition to the risks common to investing in any Benchmark Fund, the U.S. Government Bond Fund is subject to a number of other risks that may affect the value of its shares, including:

FIXED INCOME RISK - The Fund's fixed income investments will change in value in response to interest rate changes and other factors. In addition, the value of securities with longer maturities will fluctuate more in response to interest rate changes.

LEVERAGING RISK - The more the Fund invests in leveraged instruments, the more this leverage will magnify any losses on those investments. Leverage will also have the effect of magnifying tracking error risk.

FUND PERFORMANCE AND FEE INFORMATION

PERFORMANCE

The bar chart and table below show the performance of the U.S. Government Bond Fund both year by year and as an average over different periods of time. For investment activity prior to November 1998, the Fund's performance reflected insurance-related charges that had the effect of reducing returns. Subsequent periods do not reflect insurance charges which, if reflected, would similarly have the effect of reducing returns. The variability of performance over time provides an indication of the risks of investing in the Fund. Of course, this past performance does not necessarily indicate how the Fund will perform in the future.

[CHART]

1998        12.86%
1999       -20.45%
2000        20.16%
2001         0.08%
2002        18.62%
2003        -0.64%
2004         8.42%

DURING THE PERIOD SHOWN IN THE BAR CHART, THE HIGHEST RETURN FOR A QUARTER WAS 17.53% (QUARTER ENDED SEPTEMBER 30, 2002) AND THE LOWEST RETURN FOR A QUARTER WAS -9.57% (QUARTER ENDED MARCH 31, 1999).

AVERAGE ANNUAL TOTAL RETURN (FOR PERIODS ENDING DECEMBER 31, 2004)(1)

                                               U.S. GOVERNMENT             LEHMAN LONG
                                                  BOND FUND           TREASURY BOND INDEX(2)
--------------------------------------------------------------------------------------------
PAST ONE YEAR                                       8.42%                     7.70%
PAST FIVE YEARS                                     8.98%                    10.07%
SINCE INCEPTION (08/18/97)(3)                       5.80%                     8.45%

(1) THESE FIGURES ASSUME THE REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS.
(2) THE LEHMAN LONG TREASURY BOND INDEX IS AN UNMANAGED INDEX THAT IS A WIDELY RECOGNIZED INDICATOR OF U.S. GOVERNMENT BOND PERFORMANCE. RETURNS REFLECT NO DEDUCTION FOR FEES, EXPENSES OR TAXES.
(3) THE FUND COMMENCED CONTINUOUS OPERATIONS ON AUGUST 18, 1997. PRIOR TO THAT TIME, DUE TO THE NATURE OF THE FUND'S INVESTMENT ACTIVITY, THE FUND EXPERIENCED PERIODS WITH ZERO NET ASSETS. PERIODS OF OPERATION, INCLUDING RETURNS FOR EACH DISCRETE PERIOD, WERE AS FOLLOWS: MAY 29, 1997 TO JUNE 5, 1997, 1.50%; JUNE 24, 1997 TO JULY 14, 1997, 2.20%; JULY 29, 1997 TO AUGUST
    12, 1997, -3.30%.

FEES AND EXPENSES OF THE FUND

This table and example are designed to assist you in understanding the fees and expenses that you may pay as an investor in the shares.

OWNERS OF VARIABLE ANNUITY AND INSURANCE CONTRACTS THAT INVEST IN THE FUND SHOULD REFER TO THE VARIABLE INSURANCE CONTRACT PROSPECTUS FOR A DESCRIPTION OF FEES AND EXPENSES, AS THE TABLE AND EXAMPLE DO NOT REFLECT DEDUCTIONS AT THE SEPARATE ACCOUNT LEVEL OR CONTRACT LEVEL FOR ANY CHARGES THAT MAY BE INCURRED UNDER A CONTRACT. IF THE TABLE AND EXAMPLE WERE TO REFLECT THE DEDUCTION OF INSURANCE CHARGES, FEES AND EXPENSES WOULD BE HIGHER.

SHAREHOLDER FEES                                                                    NONE
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
  MANAGEMENT FEES                                                                   0.50%
  DISTRIBUTION (12b-1) FEES                                                         NONE
  OTHER EXPENSES                                                                    0.71%
TOTAL ANNUAL FUND OPERATING EXPENSES                                                1.21%

EXAMPLE

This Example is intended to help you compare the cost of investing in the shares of the U.S. Government Bond Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

          1 YEAR           3 YEARS           5 YEARS           10 YEARS
-----------------------------------------------------------------------
           $ 127            $ 396             $ 684             $ 1,506

MEKROS FUND
FUND INFORMATION

FUND OBJECTIVE

The Mekros Fund seeks to provide investment results that correlate to the performance of a specific benchmark for small-cap securities. The Fund's current benchmark is the Russell 2000 Index(R).

If the Fund meets its objective, the value of the Fund's shares will tend to increase during times when the performance of its benchmark is increasing. When the value of its benchmark is decreasing, the value of the Fund's shares will tend to decrease.

PRINCIPAL INVESTMENT STRATEGY

The Fund invests principally in securities of companies included on the Russell 2000 Index(R) and in leveraged instruments, such as equity swap agreements, futures contracts and options on securities, futures contracts, and stock indices. Swap agreements and futures and options contracts, if used properly, may enable the Fund to meet its objective by increasing the Fund's exposure to the securities included in its benchmark or to securities whose performance is highly correlated to its benchmark. The Fund's investment adviser will attempt to consistently apply leverage to increase the Fund's exposure to 150% of its benchmark. The Fund holds U.S. Government securities or cash equivalents to collateralize these futures and options contracts.

PRINCIPAL RISKS

In addition to the risks common to investing in any Benchmark Fund, the Mekros Fund is subject to a number of other risks that may affect the value of its shares, including:

EQUITY RISK - The equity markets are volatile, and the value of the Fund's equity securities and equity derivatives, such as futures and options contracts, may fluctuate significantly from day to day. This volatility may cause the value of your investment in the Fund to decrease.

LEVERAGING RISK - The more the Fund invests in leveraged instruments, the more this leverage will magnify any gains or losses on those investments. Since the Fund's investment strategy involves consistently applied leverage, the value of the Fund's shares will tend to increase or decrease more than the value of any increase or decrease in its benchmark. Leverage will also have the effect of magnifying tracking error risk.

SMALL ISSUER RISK - In comparison to securities of companies with large capitalizations, securities of small-capitalization companies may have more price volatility, greater spreads between their bid and ask prices, significantly lower trading volumes, and cyclical or static growth prospects. Small-capitalization companies often have limited product lines, markets or financial resources, and may therefore be more vulnerable to adverse developments than large-capitalization companies.

TRACKING ERROR RISK - Tracking error risk may be more significant for the Fund compared to other Benchmark Funds, due to the Fund's consistent application of leverage to increase exposure to its benchmark.

FUND PERFORMANCE AND FEE INFORMATION

PERFORMANCE

The bar chart and table below show the performance of the Mekros Fund both year by year and as an average over different periods of time. The variability of performance over time provides an indication of the risks of investing in the Fund. Of course, this past performance does not necessarily indicate how the Fund will perform in the future.

[CHART]

2002       -35.45%
2003        64.28%
2004        25.20%

DURING THE PERIOD SHOWN IN THE BAR CHART, THE HIGHEST RETURN FOR A QUARTER WAS 34.94% (QUARTER ENDED JUNE 30, 2003) AND THE LOWEST RETURN FOR A QUARTER WAS -30.50% (QUARTER ENDED SEPTEMBER 30, 2002).

AVERAGE ANNUAL TOTAL RETURN (FOR PERIODS ENDING DECEMBER 31, 2004)(1)

                                                    MEKROS     RUSSELL 2000 INDEX(2)
------------------------------------------------------------------------------------
PAST ONE YEAR                                       25.20%            18.33%
SINCE INCEPTION (10/01/2001)                        18.00%            17.92%

(1) THESE FIGURES ASSUME THE REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS.
(2) THE RUSSELL 2000 INDEX(R) IS AN UNMANAGED INDEX THAT IS A WIDELY RECOGNIZED INDICATOR OF SMALLER CAPITALIZATION COMPANYS' PERFORMANCE. RETURNS REFLECT NO DEDUCTION FOR FEES OR EXPENSES. RETURNS REFLECT NO DEDUCTION FOR FEES, EXPENSES OR TAXES.

FEES AND EXPENSES OF THE FUND

This table and example are designed to assist you in understanding the fees and expenses that you may pay as an investor in the shares.

OWNERS OF VARIABLE ANNUITY AND INSURANCE CONTRACTS THAT INVEST IN THE FUND SHOULD REFER TO THE VARIABLE INSURANCE CONTRACT PROSPECTUS FOR A DESCRIPTION OF FEES AND EXPENSES, AS THE TABLE AND EXAMPLE DO NOT REFLECT DEDUCTIONS AT THE SEPARATE ACCOUNT LEVEL OR CONTRACT LEVEL FOR ANY CHARGES THAT MAY BE INCURRED UNDER A CONTRACT. IF THE TABLE AND EXAMPLE WERE TO REFLECT THE DEDUCTION OF INSURANCE CHARGES, FEES AND EXPENSES WOULD BE HIGHER.

SHAREHOLDER FEES                                                                    NONE
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
  MANAGEMENT FEES                                                                   0.90%
  DISTRIBUTION (12b-1) FEES                                                         NONE
  OTHER EXPENSES                                                                    0.75%
TOTAL ANNUAL FUND OPERATING EXPENSES                                                1.65%

EXAMPLE

This Example is intended to help you compare the cost of investing in the shares of the Mekros Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

           1 YEAR           3 YEARS           5 YEARS           10 YEARS
------------------------------------------------------------------------
            $ 173            $ 537             $ 925             $ 2,011

RYDEX SECTOR FUNDS


FINANCIAL SERVICES FUND

HEALTH CARE FUND


TECHNOLOGY FUND


UTILITIES FUND


COMMON RISK/RETURN INFORMATION

INVESTMENT OBJECTIVES

Each Sector Fund seeks capital appreciation by investing in companies that operate in a specific economic sector. The investment objective of each Sector Fund is non-fundamental and may be changed without shareholder approval.

PRINCIPAL RISKS

MARKET RISK - The Funds' value may fluctuate from day to day. Due to market conditions, Fund shares may decline in value causing you to lose money.

EQUITY RISK - The equity markets are volatile, and the value of a Fund's equity securities and equity derivatives, such as futures and options contracts, may fluctuate significantly from day to day. This volatility may cause the value of your investment in a Fund to decrease.

DERIVATIVES RISK - The Funds' use of derivatives such as futures, options and swap agreements to pursue their investment objectives may expose the Funds to additional risks that they would not be subject to if they invested directly in the securities underlying those derivatives. These risks may cause the Funds to experience higher losses than funds that do not use derivatives.

NON-DIVERSIFICATION RISK - Each Fund is considered non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single security could cause greater fluctuations in the value of Fund shares than would occur in a more diversified fund.

ACTIVE TRADING RISK - A significant portion of the assets of the Funds come from investors who take part in certain strategic and tactical asset allocation programs. The Funds anticipate that investors who take part in these programs may frequently redeem or exchange shares of the Funds, which may cause the Funds to experience high portfolio turnover. Higher portfolio turnover may result in the Funds paying higher levels of transaction costs and generating greater tax liabilities for shareholders. In addition, large movements of assets into and out of the Funds may negatively impact a Fund's ability to achieve its investment objective.

SMALL AND MEDIUM ISSUER RISK - Small and medium capitalization companies may be more vulnerable than larger, more established organizations to adverse business or economic developments. In particular, small capitalization companies may have limited product lines, markets, and financial resources and may be dependent upon a relatively small management group. These securities may be listed on an exchange or trade over-the-counter and may or may not pay dividends.

EARLY CLOSING RISK - The Fund's subject to the risk that unanticipated early closings of securities exchanges will result in the Funds being unable to sell or buy securities on that day. If an exchange closes early on a day when a Fund needs to execute a high volume of securities trades late in a trading day, the Fund might incur substantial trading losses.

FINANCIAL SERVICES FUND
FUND INFORMATION

FUND OBJECTIVE

The Financial Services Fund seeks capital appreciation by investing in companies that are involved in the financial services sector ("Financial Services Companies").

PRINCIPAL INVESTMENT STRATEGY

The Fund invests substantially all of its assets in equity securities of Financial Services Companies that are traded in the United States. Financial Service Companies include commercial banks, savings and loan associations, insurance companies and brokerage companies. The Fund may also engage in futures and options transactions, and purchase ADRs and U.S. Government securities. Under SEC regulations, the Fund may not invest more than 5% of its total assets in the equity securities of any company that derives more than 15% of its revenues from brokerage or investment management activities.

PRINCIPAL RISKS

In addition to the risks common to investing in any Sector Fund, the Financial Services Fund is subject to a number of other risks that may affect the value of its shares, including:

FINANCIAL SERVICES SECTOR CONCENTRATION RISK - The risk that the securities of issuers in the financial services sector that the Fund purchases will underperform the market as a whole. To the extent that the Fund's investments are concentrated in issuers conducting business in the same economic sector, the Fund is subject to legislative or regulatory changes, adverse market conditions and/or increased competition affecting that economic sector. Financial Services Companies are subject to extensive governmental regulation, which may limit both the amounts and types of loans and other financial commitments they can make, and the rates and fees they can charge. Profitability is largely dependent on the availability and cost of capital, and can fluctuate significantly when interest rates change. Credit losses resulting from financial difficulties of borrowers also can negatively impact the sector.

FUND PERFORMANCE AND FEE INFORMATION

PERFORMANCE

The bar chart and table below show the performance of the Financial Services Fund both year by year and as an average over different periods of time. The variability of performance over time provides an indication of the risks of investing in the Fund. Of course, this past performance does not necessarily indicate how the Fund will perform in the future.


[CHART]

2002       -15.10%
2003        28.92%
2004        17.12%


DURING THE PERIOD SHOWN IN THE BAR CHART, THE HIGHEST RETURN FOR A QUARTER WAS 17.22% (QUARTER ENDED JUNE 30, 2003) AND THE LOWEST RETURN FOR A QUARTER WAS -19.17% (QUARTER ENDED SEPTEMBER 30, 2002).

AVERAGE ANNUAL TOTAL RETURN (FOR PERIODS ENDING DECEMBER 31, 2004)(1)



                                               FINANCIAL SERVICES        S&P 500 INDEX(2)
-----------------------------------------------------------------------------------------
PAST ONE YEAR                                        17.12%                  10.89%
SINCE INCEPTION (07/20/2001)                          6.07%                   1.72%



(1) THESE FIGURES ASSUME THE REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS.
(2) THE S&P 500(R) INDEX IS AN UNMANAGED CAPITALIZATION-WEIGHTED INDEX COMPOSED OF 500 COMMON STOCKS, WHICH ARE CHOSEN BY THE STANDARD & POOR'S CORPORATION (S&P) ON A STATISTICAL BASIS. RETURNS REFLECT NO DEDUCTION FOR FEES, EXPENSES OR TAXES.

FEES AND EXPENSES OF THE FUND

This table and example are designed to assist you in understanding the fees and expenses that you may pay as an investor in the shares.

OWNERS OF VARIABLE ANNUITY AND INSURANCE CONTRACTS THAT INVEST IN THE FUND SHOULD REFER TO THE VARIABLE INSURANCE CONTRACT PROSPECTUS FOR A DESCRIPTION OF FEES AND EXPENSES, AS THE TABLE AND EXAMPLE DO NOT REFLECT DEDUCTIONS AT THE SEPARATE ACCOUNT LEVEL OR CONTRACT LEVEL FOR ANY CHARGES THAT MAY BE INCURRED UNDER A CONTRACT. IF THE TABLE AND EXAMPLE WERE TO REFLECT THE DEDUCTION OF INSURANCE CHARGES, FEES AND EXPENSES WOULD BE HIGHER.


SHAREHOLDER FEES                                                                    NONE
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
  MANAGEMENT FEES                                                                   0.85%
  DISTRIBUTION (12b-1) FEES                                                         NONE
  OTHER EXPENSES                                                                    0.74%
TOTAL ANNUAL FUND OPERATING EXPENSES                                                1.59%



EXAMPLE

This Example is intended to help you compare the cost of investing in the shares of the Financial Services Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:



           1 YEAR           3 YEARS           5 YEARS           10 YEARS
------------------------------------------------------------------------
            $ 167            $ 518             $ 892             $ 1,943

HEALTH CARE FUND
FUND INFORMATION

FUND OBJECTIVE

The Health Care Fund seeks capital appreciation by investing in companies that are involved in the health care industry ("Health Care Companies").

PRINCIPAL INVESTMENT STRATEGY

The Fund invests substantially all of its assets in equity securities of Health Care Companies that are traded in the United States. Health Care Companies include pharmaceutical companies, companies involved in research and development of pharmaceutical products and services, companies involved in the operation of health care facilities, and other companies involved in the design, manufacture, or sale of health care-related products or services. The Fund may also engage in futures and options transactions, and purchase ADRs and U.S. Government securities.

PRINCIPAL RISKS

In addition to the risks common to investing in any Sector Fund, the Health Care Fund is subject to a number of other risks that may affect the value of its shares, including:

HEALTH CARE SECTOR CONCENTRATION RISK - The risk that the securities of issuers in the health care sector that the Fund purchases will underperform the market as a whole. To the extent that the Fund's investments are concentrated in issuers conducting business in the same economic sector, the Fund is subject to legislative or regulatory changes, adverse market conditions and/or increased competition affecting that economic sector. The prices of the securities of Health Care Companies may fluctuate widely due to government regulation and approval of their products and services, which can have a significant effect on their price and availability. Furthermore, the types of products or services produced or provided by these companies may quickly become obsolete. Moreover, liability for products that are later alleged to be harmful or unsafe may be substantial, and may have a significant impact on a Health Care Company's market value and/or share price.

FUND PERFORMANCE AND FEE INFORMATION

PERFORMANCE

The bar chart and table below show the performance of the Health Care Fund both year by year and as an average over different periods of time. The variability of performance over time provides an indication of the risks of investing in the Fund. Of course, this past performance does not necessarily indicate how the Fund will perform in the future.

[CHART]

2002       -21.31%
2003        29.77%
2004         6.22%

DURING THE PERIOD SHOWN IN THE BAR CHART, THE HIGHEST RETURN FOR A QUARTER WAS 15.44% (QUARTER ENDED JUNE 30, 2003) AND THE LOWEST RETURN FOR A QUARTER WAS -16.57% (QUARTER ENDED JUNE 30, 2002).

AVERAGE ANNUAL TOTAL RETURN (FOR PERIODS ENDING DECEMBER 31, 2004) (1)

                                                    HEALTH CARE     S&P 500 INDEX (2)
-------------------------------------------------------------------------------------
PAST ONE YEAR                                          6.22%              10.89%
SINCE INCEPTION (06/19/2001)                           0.94%               1.67%

(1) THESE FIGURES ASSUME THE REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS.
(2) THE S&P 500(R) INDEX IS AN UNMANAGED CAPITALIZATION-WEIGHTED INDEX COMPOSED OF 500 COMMON STOCKS, WHICH ARE CHOSEN BY THE STANDARD & POOR'S CORPORATION (S&P) ON A STATISTICAL BASIS. RETURNS REFLECT NO DEDUCTION FOR FEES, EXPENSES OR TAXES.

FEES AND EXPENSES OF THE FUND

This table and example are designed to assist you in understanding the fees and expenses that you may pay as an investor in the shares.

OWNERS OF VARIABLE ANNUITY AND INSURANCE CONTRACTS THAT INVEST IN THE FUND SHOULD REFER TO THE VARIABLE INSURANCE CONTRACT PROSPECTUS FOR A DESCRIPTION OF FEES AND EXPENSES, AS THE TABLE AND EXAMPLE DO NOT REFLECT DEDUCTIONS AT THE SEPARATE ACCOUNT LEVEL OR CONTRACT LEVEL FOR ANY CHARGES THAT MAY BE INCURRED UNDER A CONTRACT. IF THE TABLE AND EXAMPLE WERE TO REFLECT THE DEDUCTION OF INSURANCE CHARGES, FEES AND EXPENSES WOULD BE HIGHER.

SHAREHOLDER FEES                                                                    NONE
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
  MANAGEMENT FEES                                                                   0.85%
  DISTRIBUTION (12b-1) FEES                                                         NONE
  OTHER EXPENSES                                                                    0.74%
TOTAL ANNUAL FUND OPERATING EXPENSES                                                1.59%

EXAMPLE

This Example is intended to help you compare the cost of investing in the shares of the Health Care Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

            1 YEAR           3 YEARS           5 YEARS           10 YEARS
-------------------------------------------------------------------------
             $ 167            $ 518             $ 892             $ 1,943

TECHNOLOGY FUND
FUND INFORMATION

FUND OBJECTIVE

The Technology Fund seeks capital appreciation by investing in companies that are involved in the technology sector, including computer software and service companies, semiconductor manufacturers, networking and telecommunications equipment manufacturers, PC hardware and peripherals companies ("Technology Companies").

PRINCIPAL INVESTMENT STRATEGY

The Fund invests substantially all of its assets in equity securities of Technology Companies that are traded in the United States. Technology Companies are companies that the Advisor believes have, or will develop, products, processes, or services that will provide technological advances and improvements. These companies may include, for example, companies that develop, produce or distribute products or services in the computer, semiconductor, electronics, communications, health care, and biotechnology sectors. The Fund may also engage in futures and options transactions, and purchase ADRs and U.S. Government securities.

PRINCIPAL RISKS

In addition to the risks common to investing in any Sector Fund, the Technology Fund is subject to a number of other risks that may affect the value of its shares, including:

TECHNOLOGY SECTOR CONCENTRATION RISK - The risk that the securities of issuers in the technology sector that the Fund purchases will underperform the market as a whole. To the extent that the Fund's investments are concentrated in issuers conducting business in the same economic sector, the Fund is subject to legislative or regulatory changes, adverse market conditions and/or increased competition affecting that economic sector. The prices of the securities of Technology Companies may fluctuate widely due to competitive pressures, increased sensitivity to short product cycles and aggressive pricing, problems relating to bringing their products to market, very high price/earnings ratios, and high personnel turnover due to severe labor shortages for skilled technology professionals.

FUND PERFORMANCE AND FEE INFORMATION

PERFORMANCE

The bar chart and table below show the performance of the Technology Fund both year by year and as an average over different periods of time. The variability of performance over time provides an indication of the risks of investing in the Fund. Of course, this past performance does not necessarily indicate how the Fund will perform in the future.

[CHART]

2002       -39.11%
2003        61.32%
2004         1.15%

DURING THE PERIOD SHOWN IN THE BAR CHART, THE HIGHEST RETURN FOR A QUARTER WAS 27.34% (QUARTER ENDED JUNE 30, 2003) AND THE LOWEST RETURN FOR A QUARTER WAS -26.87% (QUARTER ENDED SEPTEMBER 30, 2002).

AVERAGE ANNUAL TOTAL RETURN (FOR PERIODS ENDING DECEMBER 31, 2004)(1)

                                                    TECHNOLOGY     S&P 500 INDEX(2)
-----------------------------------------------------------------------------------
PAST ONE YEAR                                          1.15%            10.89%
SINCE INCEPTION (05/02/2001)                          -7.90%             0.44%

(1) THESE FIGURES ASSUME THE REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS.
(2) THE S&P 500(R) INDEX IS AN UNMANAGED CAPITALIZATION-WEIGHTED INDEX COMPOSED OF 500 COMMON STOCKS, WHICH ARE CHOSEN BY THE STANDARD & POOR'S CORPORATION (S&P) ON A STATISTICAL BASIS. RETURNS REFLECT NO DEDUCTION FOR FEES, EXPENSES OR TAXES.

FEES AND EXPENSES OF THE FUND

This table and example are designed to assist you in understanding the fees and expenses that you may pay as an investor in the shares. OWNERS OF VARIABLE ANNUITY AND INSURANCE CONTRACTS THAT INVEST IN THE FUND SHOULD REFER TO THE VARIABLE INSURANCE CONTRACT PROSPECTUS FOR A DESCRIPTION OF FEES AND EXPENSES, AS THE TABLE AND EXAMPLE DO NOT REFLECT DEDUCTIONS AT THE SEPARATE ACCOUNT LEVEL OR CONTRACT LEVEL FOR ANY CHARGES THAT MAY BE INCURRED UNDER A CONTRACT. IF THE TABLE AND EXAMPLE WERE TO REFLECT THE DEDUCTION OF INSURANCE CHARGES, FEES AND EXPENSES WOULD BE HIGHER.

SHAREHOLDER FEES                                                                    NONE
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND
ASSETS)
  MANAGEMENT FEES                                                                   0.85%
  DISTRIBUTION (12b-1) FEES                                                         NONE
  OTHER EXPENSES                                                                    0.73%
TOTAL ANNUAL FUND OPERATING EXPENSES                                                1.58%

EXAMPLE

This Example is intended to help you compare the cost of investing in the shares of the Technology Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

            1 YEAR           3 YEARS           5 YEARS           10 YEARS
-------------------------------------------------------------------------
             $ 166            $ 515             $ 887             $ 1,932

UTILITIES FUND
FUND INFORMATION

FUND OBJECTIVE

The Utilities Fund seeks capital appreciation by investing in companies that operate public utilities ("Utilities Companies").

PRINCIPAL INVESTMENT STRATEGY

The Fund invests substantially all of its assets in equity securities of Utilities Companies that are traded in the United States. Utilities Companies may include companies involved in the manufacturing, production, generation, transmission, distribution or sales of gas or electric energy; water supply, waste and sewage disposal; and companies that receive a majority of their revenues from their public utility operations. The Fund may also engage in futures and options transactions, and purchase ADRs and U.S. Government securities.

PRINCIPAL RISKS

In addition to the risks common to investing in any Sector Fund, the Utilities Fund is subject to a number of other risks that may affect the value of its shares, including:

UTILITIES SECTOR CONCENTRATION RISK - The risk that the securities of issuers in the utilities sector that the Fund purchases will underperform the market as a whole. To the extent that the Fund's investments are concentrated in issuers conducting business in the same economic sector, the Fund is subject to legislative or regulatory changes, adverse market conditions and/or increased competition affecting that economic sector. The prices of the securities of Utilities Companies may fluctuate widely due to government regulation; the effect of interest rates on capital financing; competitive pressures due to deregulation in the utilities industry; supply and demand for services; increased sensitivity to the cost of natural resources required for energy production; and environmental factors such as conservation of natural resources or pollution control.

FUND PERFORMANCE AND FEE INFORMATION

PERFORMANCE

The bar chart and table below show the performance of the Utilities Fund both year by year and as an average over different periods of time. The variability of performance over time provides an indication of the risks of investing in the Fund. Of course, this past performance does not necessarily indicate how the Fund will perform in the future.

[CHART]

1998         2.22%
1999         3.92%
2000         5.20%
2001         2.77%
2002         0.47%
2003         0.01%
2004         0.23%

DURING THE PERIOD SHOWN IN THE BAR CHART, THE HIGHEST RETURN FOR A QUARTER WAS 20.68% (QUARTER ENDED JUNE 30, 2003) AND THE LOWEST RETURN FOR A QUARTER WAS -22.51% (QUARTER ENDED SEPTEMBER 30, 2002).

AVERAGE ANNUAL TOTAL RETURN (FOR PERIODS ENDING DECEMBER 31, 2004)(1)

                                                  UTILITIES        S&P 500 INDEX (2)
-------------------------------------------------------------------------------------
PAST ONE YEAR                                       17.31%               10.89%
SINCE INCEPTION (05/02/2001)                        -8.55%                0.44%

(1) THESE FIGURES ASSUME THE REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS.
(2) THE S&P 500(R) INDEX IS AN UNMANAGED CAPITALIZATION-WEIGHTED INDEX COMPOSED OF 500 COMMON STOCKS, WHICH ARE CHOSEN BY THE STANDARD & POOR'S CORPORATION (S&P) ON A STATISTICAL BASIS. RETURNS REFLECT NO DEDUCTION FOR FEES, EXPENSES OR TAXES.

FEES AND EXPENSES OF THE FUND

This table and example are designed to assist you in understanding the fees and expenses that you may pay as an investor in the shares. OWNERS OF VARIABLE ANNUITY AND INSURANCE CONTRACTS THAT INVEST IN THE FUND SHOULD REFER TO THE VARIABLE INSURANCE CONTRACT PROSPECTUS FOR A DESCRIPTION OF FEES AND EXPENSES, AS THE TABLE AND EXAMPLE DO NOT REFLECT DEDUCTIONS AT THE SEPARATE ACCOUNT LEVEL OR CONTRACT LEVEL FOR ANY CHARGES THAT MAY BE INCURRED UNDER A CONTRACT. IF THE TABLE AND EXAMPLE WERE TO REFLECT THE DEDUCTION OF INSURANCE CHARGES, FEES AND EXPENSES WOULD BE HIGHER.

SHAREHOLDER FEES                                                                    NONE
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
  MANAGEMENT FEES                                                                   0.85%
  DISTRIBUTION (12b-1) FEES                                                         NONE
  OTHER EXPENSES                                                                    0.72%
TOTAL ANNUAL FUND OPERATING EXPENSES                                                1.57%

EXAMPLE

This Example is intended to help you compare the cost of investing in the shares of the Utilities Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

            1 YEAR           3 YEARS           5 YEARS           10 YEARS
-------------------------------------------------------------------------
             $ 165            $ 511             $ 881             $ 1,921

U.S. GOVERNMENT MONEY MARKET FUND
FUND INFORMATION

FUND OBJECTIVE

The U.S. Government Money Market Fund seeks to provide security of principal, high current income, and liquidity.

PRINCIPAL INVESTMENT STRATEGY

The U.S. Government Money Market Fund invests primarily in money market instruments issued or guaranteed as to principal and interest by the U.S. Government, its agencies or instrumentalities, and enters into repurchase agreements fully collateralized by U.S. Government securities. The Fund may also invest in Eurodollar time deposits. The Fund operates under Securities and Exchange Commission ("SEC") rules, which impose certain liquidity, maturity and diversification requirements. All securities purchased by the Fund must have remaining maturities of 397 days or less, and must be found by the Advisor to represent minimal credit risk and be of eligible quality.

PRINCIPAL RISKS

The U.S. Government Money Market Fund is subject to a number of risks that may affect the value of its shares, including:

INTEREST RATE RISK - Interest Rate Risk involves the potential for decline in the rate of dividends the Fund pays in the event of declining interest rates.

STABLE PRICE PER SHARE RISK - The Fund's assets are valued using the amortized cost method, which enables the Fund to maintain a stable price of $1.00 per share. ALTHOUGH THE FUND IS MANAGED TO MAINTAIN A STABLE PRICE PER SHARE OF $1.00, THERE IS NO GUARANTEE THAT THE PRICE WILL BE CONSTANTLY MAINTAINED, AND IT IS POSSIBLE TO LOSE MONEY. THE FUND IS NOT A BANK DEPOSIT AND IS NOT FEDERALLY INSURED OR GUARANTEED BY ANY GOVERNMENT AGENCY OR GUARANTEED TO ACHIEVE ITS OBJECTIVE.

FUND PERFORMANCE AND FEE INFORMATION

PERFORMANCE

The bar chart and table below show the performance of the U.S. Government Money Market Fund both year by year and as an average over different periods of time. For investment activity prior to November 1998, the Fund's performance reflected insurance-related charges that had the effect of reducing returns. Subsequent periods do not reflect insurance charges which, if reflected, would similarly have the effect of reducing returns. The variability of performance over time provides an indication of the risks of investing in the Fund. Of course, this past performance does not necessarily indicate how the Fund will perform in the future.

[CHART]

1998         2.22%
1999         3.92%
2000         5.20%
2001         2.77%
2002         0.47%
2003         0.01%
2004         0.23%

DURING THE PERIOD SHOWN IN THE BAR CHART, THE HIGHEST RETURN FOR A QUARTER WAS 1.36% (QUARTER ENDED DECEMBER 31, 2000) AND THE LOWEST RETURN FOR A QUARTER WAS 0.00% (QUARTER ENDED MARCH 31, 2004).

AVERAGE ANNUAL TOTAL RETURN (FOR PERIODS ENDING DECEMBER 31, 2004)(1)

                                                  U.S. GOVERNMENT MONEY     90 DAY TREASURY
                                                       MARKET FUND         COMPOSITE INDEX(2)
---------------------------------------------------------------------------------------------
PAST ONE YEAR                                             0.23%                  1.30%
PAST FIVE YEARS                                           1.72%                  2.96%
SINCE INCEPTION (05/07/97)                                2.30%                  3.72%

(1) THESE FIGURES ASSUME THE REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS.
(2) THE 90 DAY TREASURY COMPOSITE INDEX IS AN UNMANAGED INDEX THAT IS A WIDELY RECOGNIZED INDICATOR OF GENERAL MONEY MARKET PERFORMANCE. RETURNS REFLECT NO DEDUCTION FOR FEES, EXPENSES OR TAXES.

YIELD - Call 800.820.0888 for the Fund's current yield.

FEES AND EXPENSES OF THE FUND

This table and example are designed to assist you in understanding the fees and expenses that you may pay as an investor in the shares. OWNERS OF VARIABLE ANNUITY AND INSURANCE CONTRACTS THAT INVEST IN THE FUND SHOULD REFER TO THE VARIABLE INSURANCE CONTRACT PROSPECTUS FOR A DESCRIPTION OF FEES AND
EXPENSES, AS THE TABLE AND EXAMPLE DO NOT REFLECT DEDUCTIONS AT THE SEPARATE ACCOUNT LEVEL OR CONTRACT LEVEL FOR ANY CHARGES THAT MAY BE INCURRED UNDER A CONTRACT. IF THE TABLE AND EXAMPLE WERE TO REFLECT THE DEDUCTION OF INSURANCE CHARGES, FEES AND EXPENSES WOULD BE HIGHER.

SHAREHOLDER FEES                                                                    NONE
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
  MANAGEMENT FEES                                                                   0.50%
  DISTRIBUTION (12b-1) FEES                                                         NONE
  OTHER EXPENSES                                                                    0.69%
TOTAL ANNUAL FUND OPERATING EXPENSES                                                1.19%

EXAMPLE

This Example is intended to help you compare the cost of investing in the shares of the U.S. Government Money Market Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

            1 YEAR           3 YEARS           5 YEARS           10 YEARS
-------------------------------------------------------------------------
             $ 125            $ 389             $ 673             $ 1,483

MORE INFORMATION ABOUT FUND
INVESTMENTS AND RISK

THE BENCHMARK FUNDS' INVESTMENT OBJECTIVES


With the exception of the Mekros Fund, the Benchmark Funds' objective is to provide investment results that match the performance of a specific benchmark on a daily basis. The Mekros, Fund's objective is to provide investment results that correlate to the performance of a specific benchmark over time. The investment objective of each Fund is non-fundamental and may be changed without shareholder approval.


The current benchmark used by each Fund is set forth below:


FUND                                  BENCHMARK
---------------------------------------------------------------------------------------------------
NOVA FUND                             150% OF THE PERFORMANCE OF THE S&P 500(R) INDEX

URSA FUND                             INVERSE (OPPOSITE) OF THE PERFORMANCE OF THE S&P 500(R) INDEX

OTC FUND                              THE NASDAQ 100 INDEX(R)

U.S. GOVERNMENT BOND FUND             120% OF THE PRICE MOVEMENT OF THE LONG TREASURY BOND

MEKROS FUND                           150% OF THE PERFORMANCE OF THE RUSSELL 2000 INDEX(R)



A BRIEF GUIDE TO THE BENCHMARKS.


THE S&P 500(R) INDEX. The S&P 500(R) Index is a capitalization-weighted index composed of 500 common stocks, which are chosen by the Standard & Poor's Corporation ("S&P") on a statistical basis.

THE NASDAQ 100 INDEX(R). The Nasdaq 100 Index(R) is a modified capitalization-weighted index composed of 100 of the largest non-financial companies listed on the Nasdaq Stock Market, Inc. ("Nasdaq").


RUSSELL 2000 INDEX(R). The Russell 2000 Index(R) is composed of the 2,000 smallest companies in the Russell 3000 Index(R), representing approximately 11% of the Russell 3000 total market capitalization. The Russell 3000 index(R) is composed of the 3,000 largest U.S. companies ranked by total market capitalization, representing approximately 98% of the U.S. investable equity market. As of December 31, 2004, the Russell 2000 Index(R) included companies with capitalizations between $16 million and $6.5 billion.


THE LONG TREASURY BOND. The Long Treasury Bond is the current U.S. Treasury bond with the longest maturity. Currently, the longest maturity of a U.S. Treasury Bond is 30 years.


UNDERSTANDING COMPOUNDING & THE EFFECT OF LEVERAGE


It is important to understand the effects of compounding when investing in any mutual fund, especially funds which use leverage as part of their investment strategy. The following simple examples provide an illustration:

   EXAMPLE A: Assume you invest $100 in Fund A, a typical index fund that seeks to match the performance of its underlying index. If the index increases 10% on day one, the value of the your shares in Fund A would be expected to increase $10 (10% of $100) to $110. The next day, if the index decreases 10%, the value of your shares in Fund A would be expected to decrease $11 (10% of $110) to $99.

   EXAMPLE B: Assume you invested $100 in Fund B, a fund that seeks to return 150% of the performance of the same index. On day one, the value of your shares in Fund B would be expected to increase $15 (15% of $100) to $115. On day two, however, the value of your shares in the leveraged fund would be expected to decrease $17.25 (15% of $115) to $97.75.

Because of the effect of compounding, in each case the value of your investment declined even though the index went up 10% on day one and down 10% on day two. However, the effect of compounding was more pronounced when combined with leverage (Example B). In addition, because of the effect of compounding, the performance of a leveraged fund is more likely to match the performance of its underlying index on a daily basis than over an extended period of time.

ADVISOR'S INVESTMENT METHODOLOGY

Rydex Investments (the "Advisor"), develops and implements structured investment strategies designed to achieve each Fund's objective.

The Advisor uses quantitative methods to construct portfolios that correlate highly with their respective benchmarks. Statistical techniques are then used to determine the optimal mix of assets for each Fund. The Advisor places particular emphasis on controlling risk relative to each Fund's benchmark or market sector in order to maintain consistency and predictability.


The Advisor does not engage in temporary defensive investing, keeping each Fund fully invested in all market environments.

BENCHMARK FUNDS. The Advisor's primary objective for the Benchmark Funds is to correlate with the performance of the index underlying each Fund's benchmark. The following Benchmark Funds -- the Nova, U.S. Government Bond and Mekros -- are invested to achieve returns that exceed the returns of the indices underlying their benchmarks. These leveraged returns are achieved not by borrowing, but by the use of futures and other instruments that simulate leveraged returns without requiring a commitment of cash in excess of the Fund's assets. For the Ursa Fund, the Advisor uses short selling techniques to produce returns that move inversely to the performance of their respective indices.


SECTOR FUNDS. In managing the Sector Funds, the Advisor's objective is to develop a liquid portfolio of stocks that effectively represents a particular economic segment of the market. Because appropriate published indices are not available for many of the Rydex Sector Funds, the Advisor has developed its own methodology to construct objective performance benchmarks. The Advisor first identifies the investment universe for each sector, which is defined as companies that derive at least 50% of their assets, gross income or net profits from business activity in the given sector. The Advisor then employs a quantitative model to screen companies based on criteria of capitalization, liquidity and correlation. The resulting portfolio is weighted by market capitalization with some modifications to ensure diversification. The Advisor closely monitors the efficacy of this methodology, and makes periodic changes in the composition of the Sector Funds to ensure that each Fund remains a valid representative of its sector.


OTHER INVESTMENT PRACTICES AND STRATEGIES


Please see the statement of additional information (the "SAI") for a more complete list of portfolio investment strategies, permitted investments and related risks.

RISKS OF INVESTING IN THE FUNDS

As indicated below, the Funds are subject to a number of risks that may affect the value of Fund shares.


EQUITY RISK (ALL FUNDS EXCEPT U.S. GOVERNMENT BOND AND U.S. GOVERNMENT MONEY MARKET FUNDS) - The Funds may invest in public and privately issued equity securities, including common and preferred stocks, warrants, and rights, as well as instruments that attempt to track the price movement of equity indices. Investments in equity securities and equity derivatives in general are subject to market risks that may cause their prices to fluctuate over time. The value of securities convertible into equity securities, such as warrants or convertible debt, is also affected by prevailing interest rates, the credit quality of the issuer and any call provision. Fluctuations in the value of equity securities in which the Funds invest will cause the net asset value of the Funds to fluctuate. Historically, the equity markets have moved in cycles, and the value of the Fund's equity securities and equity derivatives may fluctuate drastically from day to day. Because of their link to the equity markets and use of leverage, an investment in the Funds may be more suitable for long-term investors who can bear the risk of short-term principal fluctuations, which at times may be significant.

FIXED INCOME RISK (U.S. GOVERNMENT BOND FUND) - The market value of fixed income investments will change in response to interest rate changes and other factors. During periods of falling interest rates, the values of outstanding fixed income securities generally rise. Conversely, during periods of rising interest rates, the values of such securities generally decline. Moreover, while securities with longer maturities tend to produce higher yields, the prices of longer maturity securities are also subject to greater market fluctuations as a result of changes in interest rates.


NON-DIVERSIFICATION RISK (ALL FUNDS EXCEPT U.S. GOVERNMENT MONEY MARKET FUND) - Since each Fund is non-diversified, each Fund may invest in the securities of a limited number of issuers. To the extent that a Fund invests a significant percentage of its assets in a limited number of issuers, the Fund is subject to the risks of investing in those few issuers, and may be more susceptible to a single adverse economic or regulatory occurrence.


INDUSTRY CONCENTRATION RISK (OTC AND SECTOR FUNDS) - None of the Benchmark Funds will invest 25% or more of the value of a Fund's total assets in the securities of one or more issuers conducting their principal business activities in the same industry or group of industries; except that, to the extent the index underlying a Fund's benchmark is concentrated in a particular industry, a Fund will necessarily be concentrated in that industry. Currently, the index underlying the OTC, Arktos, Velocity 100, and Venture 100 Funds' benchmark -- the Nasdaq 100 Index(R) -- is concentrated in technology companies. The Sector Funds invest in the securities of a limited number of issuers conducting business in a specific market sector and therefore may be concentrated in an industry or group of industries within a sector. The risk of concentrating Fund investments in a limited number of issuers conducting business in the same industry or group of industries is that a Fund will be more susceptible to the risks that are associated with that industry or group of industries than a fund that does not concentrate its investments.


TRACKING ERROR RISK (BENCHMARK FUNDS) - Tracking error risk refers to the risk that the Benchmark Funds' returns may not match or correlate to the returns of their respective benchmarks on either a daily or aggregate basis. Factors such as Fund expenses, imperfect correlation between the Funds' investments and those of their benchmarks, rounding of share prices, changes to the benchmark, regulatory policies, high portfolio turnover rate and leverage all contribute to tracking error.

In addition to these factors, the risk of tracking error for the Large-Cap Europe Fund and the Large-Cap Japan Fund is compounded by the time difference between the close of the foreign securities markets underlying the Funds' respective benchmarks and the time the Funds price their shares at the close of the New York Stock Exchange ("NYSE").

TRADING HALT RISK (ALL FUNDS EXCEPT U.S. GOVERNMENT MONEY MARKET FUND) - The Funds typically may hold short-term options and futures contracts. The major exchanges on which these contracts are traded, such as the Chicago Mercantile Exchange ("CME"), have established limits on how much an option or futures contract may decline over various time periods within a day. If an option or futures contract's price declines more than the established limits, trading on the exchange is halted on that instrument. If a trading halt occurs, the Fund may temporarily be unable to purchase or sell options or futures contracts. Such a trading halt near the time the Fund prices its shares may limit the Fund's ability to use leverage and may prevent the Fund from achieving its investment objective. In such an event, a Fund also may be required to use a "fair-value" method to price its outstanding contracts.


FOREIGN SECURITIES RISK (SECTOR FUNDS) - Investing in securities of foreign companies may involve risks not typically associated with investing in U.S. companies. The value of securities denominated in foreign currencies, and of dividends from such securities, can change significantly when foreign currencies strengthen or weaken relative to the U.S. dollar. Foreign securities markets generally have less trading volume and less liquidity than U.S. markets, and prices in some foreign markets can be extremely volatile. Many foreign countries lack accounting and disclosure standards comparable to those that apply to U.S. companies, and it may be more difficult to obtain reliable information regarding a foreign issuer's financial condition and operations.

Transaction costs and costs associated with custody services are generally higher for foreign securities than they are for U.S. securities. Some foreign governments levy withholding taxes against dividend and interest income. Although in some countries portions of these taxes are recoverable, the non-recovered portion will reduce the income received by the Funds.

FOREIGN CURRENCY RISK (SECTOR FUNDS) - The Funds' investments in securities denominated in foreign currencies are subject to currency risk. Currency risks include the following:


- The value of a Fund's assets measured in U.S. dollars may be affected by changes in currency exchange rates and exchange control regulations.

- A Fund may incur transaction costs in connection with conversions between various currencies.

Under normal circumstances, the Funds do not plan to hedge against the risks of variation in currency exchange rates relative to the U.S. dollar. As a result, the value of securities denominated in foreign currencies can change significantly when foreign currencies strengthen or weaken relative to the U.S. dollar.

FUTURES AND OPTIONS RISK (ALL FUNDS EXCEPT U.S. GOVERNMENT MONEY MARKET FUND) - The Funds may invest a percentage of their assets in futures and options contracts. The Funds may use futures contracts and related options for bona fide hedging purposes to offset changes in the value of securities held or expected to be acquired. They may also be used to gain exposure to a particular market or instrument, to create a synthetic money market position, and for certain other tax-related purposes. The Funds will only enter into futures contracts traded on a national futures exchange or board of trade. Futures and options contracts are described in more detail below:

          FUTURES CONTRACTS - Futures contracts and options on futures contracts provide for the future sale by one party and purchase by another party of a specified amount of a specific security at a specified future time and at a specified price. An option on a futures contract gives the purchaser the right, in exchange for a premium, to assume a position in a futures contract at a specified exercise price during the term of the option. Index futures are futures contracts for various indices that are traded on registered securities exchanges.

          OPTIONS - The buyer of an option acquires the right to buy (a call option) or sell (a put option) a certain quantity of a security (the underlying security) or instrument at a certain price up to a specified point in time. The seller or writer of an option is obligated to sell (a call option) or buy (a put option) the underlying security. When writing (selling) call options on securities, the Funds may cover its position by owning the underlying security on which the option is written or by owning a call option on the underlying security. Alternatively, the Funds may cover its position by maintaining in a segregated account cash or liquid securities equal in value to the exercise price of the call option written by the Funds.

  The risks associated with the Funds' use of futures and options contracts include:

  - A Fund experiencing losses over certain ranges in the market that exceed losses experienced by a Fund that does not use futures contracts and options.

  - There may be an imperfect correlation between the changes in market value of the securities held by a Fund and the prices of futures and options on futures.

  - Although the Funds will only purchase exchange-traded futures, due to market conditions there may not always be a liquid secondary market for a futures contract or option. As a result, the Funds may be unable to close out their futures contracts at a time that is advantageous.

  - Trading restrictions or limitations may be imposed by an exchange, and government regulations may restrict trading in futures contracts and options.

  - Because option premiums paid or received by the Funds are small in relation to the market value of the investments underlying the options, buying and selling put and call options can be more speculative than investing directly in securities.

EARLY CLOSING RISK (ALL FUNDS EXCEPT U.S. GOVERNMENT MONEY MARKET FUND) - The normal close of trading of securities on the Nasdaq and the New York Stock Exchange ("NYSE") is 4:00 p.m., Eastern Time. Unanticipated early closings may result in a Fund being unable to sell or buy securities on that day. If an exchange closes early on a day when one or more of the Funds needs to execute a high volume of securities trades late in a trading day, a Fund might incur substantial trading losses.


SHORT SALES RISK (URSA FUND) - Short sales are transactions in which a Fund sells a security it does not own. To complete the transaction, the Fund must borrow the security to make delivery to the buyer. The Fund is then obligated to replace the security borrowed by purchasing the security at the market price at the time of replacement. The price at such time may be higher or lower than the price at which the security was sold by the Fund. If the underlying security goes down in price between the time the Fund sells the security and buys it back, the Fund will realize a gain on the transaction. Conversely, if the underlying security goes up in price during the period, the Fund will realize a loss on the transaction. Any such loss is increased by the amount of premium or interest the Fund must pay to the lender of the security. Likewise, any gain will be decreased by the amount of premium or interest the Fund must pay to the lender of the security. The Fund is also required to segregate other assets on its books to cover its obligation to return the security to the lender which means that those other assets may not be available to meet the Fund's needs for immediate cash or other liquidity. The Fund's investment performance may also suffer if the Fund is required to close out a short position earlier than it had intended. This would occur if the securities lender required the Fund to deliver the securities the Fund borrowed at the commencement of the short sale and the Fund was unable to borrow the securities from another securities lender or otherwise obtain the security by other means. In addition, the Fund may be subject to expenses related to short sales that are not typically associated with investing in securities directly, such as costs of borrowing and margin account maintenance costs associated with the Fund's open short positions. These expenses negatively impact the performance of the Fund. For example, when a Fund short sells an interest-bearing security, such as a bond, it is obligated to pay the interest on the security it has sold. This cost is partially offset by the interest earned by the Fund on the cash generated by the short sale. To the extent that the interest rate that the Fund is obligated to pay is greater than the interest earned by the Fund on investments, the performance of the Fund will be negatively impacted. This type of short sales expense is sometimes referred to as the "negative cost of carry," and will tend to cause a Fund to lose money on a short sale even in instances where the price of the underlying security sold short does not change over the duration of the short sale.

SMALL AND MEDIUM ISSUER RISK (MEKROS AND SECTOR FUNDS) - Small and medium capitalization companies may be more vulnerable than larger, more established organizations to adverse business or economic developments. In particular, small capitalization companies may have limited product lines, markets, and financial resources and may be dependent upon a relatively small management group. These securities may trade over-the-counter or be listed on an exchange and may or may not pay dividends.

SWAP COUNTERPARTY CREDIT RISK (BENCHMARK FUNDS) - The Funds may enter into equity index or interest rate swap agreements for purposes of attempting to gain exposure to a particular group of stocks or to an index of stocks without actually purchasing those stocks, or to hedge a position. The Funds will use short-term swap agreements to exchange the returns (or differentials in rates of return) earned or realized in particular predetermined investments or instruments. A Fund will not enter into any swap agreement unless the Advisor believes that the other party to the transaction is creditworthy. The use of equity swaps involves risks that are different from those associated with ordinary portfolio securities transactions. Swap agreements may be considered to be illiquid. A Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty.


PORTFOLIO HOLDINGS

A description of the Funds' policies and procedures with respect to the disclosure of Fund portfolio securities is available in the SAI.

PURCHASING AND REDEEMING SHARES


Shares of the Funds are offered continuously. Investors may buy shares on any day that the NYSE is open for business (a "Business Day"). On any day that the New York Fed or the NYSE closes early, the principal government securities and corporate bond markets close early (such as on days in advance of holidays generally observed by participants in these markets), or as permitted by the SEC, the Funds reserve the right to advance the time on that day NAV is calculated and, correspondingly, the time by which purchase and redemption orders must be received. The U.S. Government Bond Fund will not accept transaction orders and will not calculate NAV on days when the U.S. Government bond market is closed, including Columbus Day and Veterans' Day.


Shares of each Fund can be purchased only by insurance companies for their separate accounts to fund variable life insurance and variable annuity contracts. All orders for the purchase of shares are subject to acceptance or rejection by the Trust. An insurance company purchases and redeems shares of each Fund based on, among other things, the amount of net contract premiums or purchase payments allocated to a separate account investment division, transfers to or from a separate account investment division, contract loans and repayments, contract withdrawals and surrenders, and benefit payments, at the Fund's net asset value per share calculated as of that same day.

All redemption requests will be processed and payment with respect thereto will be made within seven days after tender. With respect to each Fund, Rydex may suspend your right to redeem your shares during times when trading on the NYSE is suspended or restricted, or otherwise as permitted by the SEC. The Funds reserve the right to pay part of your redemption proceeds in liquid securities with a market value equal to the redemption price.

FREQUENT PURCHASES AND REDEMPTIONS OF FUND SHARES

The Benchmark Funds, Sector Funds and U.S. Government Money Market Fund are designed and operated to accommodate frequent trading by shareholders, and therefore, unlike most mutual funds, the Funds offer unlimited exchange privileges with no minimum holding periods or transaction fees. A significant portion of the assets of the Funds come from investors who take part in certain strategic and tactical asset allocation programs. The Funds anticipate that investors who take part in these programs may frequently redeem or exchange shares of the Funds, which may cause the Funds to experience high portfolio turnover. Higher portfolio turnover may result in the Funds paying higher levels of transaction costs. In addition, large movements of assets into and out of the Funds may negatively impact a Fund's ability to achieve its investment objective.


Rydex Investments will take steps reasonably designed to detect and deter frequent trading by shareholders pursuant to the Funds' policies and procedures described in this prospectus and approved by the Funds' Board of Trustees. Currently, the Funds restrict shareholders to no more than one substantive redemption out of a Fund (by any means, including exchanges) followed by a purchase of the same Fund (by any means, including exchanges) within a ninety-day period. "Substantive" means a dollar amount that the Advisor determines, in it sole discretion, could adversely affect management of a Fund. This restriction will not apply to systematic transactions, including rebalancing programs, automatic investment programs, and dividend reinvestment programs because the Trust reasonably determined that these categories of transactions do not raise frequent trading or market timing concerns. The Board of Trustees have also approved a redemption fee, however, to date the Funds' have not implemented this option nor has it chosen to impose costs or administrative fees on shareholders. For purposes of applying the Funds' policies, Rydex Investments may consider the trading history of accounts under common ownership or control.

The Funds' access to information about individual shareholder transactions made through such omnibus arrangements is often unavailable or severely limited. Because the Funds are sold exclusively through variable annuity and variable life insurance products, the Funds expect that all shares of the

Funds will be owned on an omnibus basis by various insurance companies sponsoring such products on behalf of contract owners. As a result, the Funds' ability to enforce these policies (or assess any applicable redemption fee) will be solely dependent on the ability and willingness of the various insurance companies to assist in their enforcement. Thus, despite the Funds' policies and procedures, frequent trading could adversely affect the Funds and its long-term shareholders as discussed above.


NET ASSET VALUE

The price per share (the offering price) will be the NAV next determined after your purchase order is received by the Trust. You may also redeem all or any portion of your Fund shares at the next determined NAV after receipt of the redemption request. NAV is calculated by (1) taking the current market value of a Fund's total assets, (2) subtracting the liabilities, and (3) dividing that amount by the total number of shares owned by shareholders. For each Fund, the NAV is calculated once each Business Day as of the close of the NYSE (currently, 4:00 p.m., Eastern Time). If the exchange or market where a Fund's securities or other investments are primarily traded closes early -- such as on days in advance of holidays generally observed by participants in these markets -- the NAV may be calculated earlier in accordance with the policies set forth in the Funds' SAI. These dates are listed in the SAI.


In calculating NAV, each Fund generally values its investment portfolio based on the market price of the securities as of the time the Fund determines NAV. If market prices are unavailable or the Funds think that they are unreliable, such as instances where the value of a security has been materially affected by events occurring after the market closes, the Funds price those securities at fair value as determined in good faith using methods approved by the Board of Trustees.

The use of fair valuation in pricing a security involves the consideration of a number of subjective factors and therefore, is susceptible to the unavoidable risk that the valuation may be higher or lower than the price at which the security might actually trade if a reliable market price were readily available.


The U.S. Government Money Market Fund values its assets using the amortized cost method of valuation pursuant to procedures approved by the Fund's Board of Trustees. More information about the valuation of the Fund's holdings and the amortized cost method can be found in the SAI.

TO RECEIVE THE CURRENT BUSINESS DAY'S NAV, VARIABLE LIFE AND VARIABLE ANNUITY ACCOUNT INVESTORS SHOULD CONSULT THEIR SEPARATE ACCOUNT PROSPECTUS.

DIVIDENDS, DISTRIBUTIONS, AND TAXES

DIVIDENDS AND DISTRIBUTIONS

Income dividends and capital gain distributions, if any, are paid at least annually by each of the Funds, except the U.S. Government Money Market Fund and U.S. Government Bond Fund which declare and pay dividends daily to the insurance company. If you own Fund shares on a Fund's record date, you will be entitled to receive the dividend. The Trust, however, may declare a special capital gains distribution if the Board of Trustees believe that such a distribution would be in the best interest of the shareholders of a Fund.

TAXES

The following is a summary of some important tax issues that affect the Funds and their shareholders. The summary is based on current tax laws, which may be changed by legislative, judicial or administrative action. The Trust has not tried to present a detailed explanation of the tax treatment of the Funds, or the tax consequences of an investment in the Funds. MORE INFORMATION ABOUT TAXES IS LOCATED IN THE SAI. YOU ARE URGED TO CONSULT YOUR TAX ADVISER REGARDING SPECIFIC QUESTIONS AS TO FEDERAL, STATE AND LOCAL INCOME TAXES APPLICABLE TO YOUR INVESTMENT.

TAX STATUS OF EACH FUND

Each Fund is treated as a separate entity for federal tax purposes, and intends to qualify for the special tax treatment afforded regulated investment companies. As long as a Fund qualifies as a regulated investment company, it pays no federal income tax on the earnings it distributes to shareholders.

Special tax rules apply to life insurance companies, variable annuity contracts and variable life insurance contracts. Net investment income and net realized capital gains that a Fund distributes are not currently taxable when left to accumulate within a variable annuity or variable life insurance contract or under a qualified pension or retirement plan.

For information on federal income taxation of a life insurance company with respect to its receipt of distributions from a Fund and federal income taxation of owners variable annuity or variable life insurance contracts, refer to the contract prospectus.

MANAGEMENT OF THE FUNDS

INVESTMENT ADVISOR

Rydex Investments (The "Advisor"), 9601 Blackwell Road, Suite 500, Rockville, Maryland 20850, serves as investment adviser and manager of the Funds. The Advisor has served as the investment adviser of the Rydex Funds for over 10 years, and serves as sub-adviser to several other mutual funds.

The Advisor makes investment decisions for the assets of the Funds and continuously reviews, supervises, and administers each Fund's investment program. The Board of Trustees of the Trust supervise the Advisor and establish policies that the Advisor must follow in its day-to-day management activities. Under an investment advisory agreement between the Trust and the Advisor, the Funds paid the Advisor a fee at an annualized rate for the fiscal year ended December 31, 2004, based on the average daily net assets for each Fund, as set forth below:

FUND                                                                  ADVISORY FEE
----------------------------------------------------------------------------------
NOVA                                                                      .75%

URSA                                                                      .90%

OTC                                                                       .75%

U.S. GOVERNMENT BOND                                                      .50%

MEKROS                                                                    .90%

SECTOR FUNDS                                                              .85%

U.S. GOVERNMENT MONEY MARKET                                              .50%



The Advisor bears all of its own costs associated with providing these advisory services and the expenses of the Board of Trustees that are affiliated with the Advisor. The Advisor may make payments from its own resources to insurance companies, broker-dealers and other financial institutions in connection with the sale of Fund shares.


PORTFOLIO MANAGEMENT

The Funds are managed by a team of investment professionals. The following portfolio managers are jointly and primarily responsible for the day-to-day management of the Funds.

MICHAEL P. BYRUM, CFA, has been associated with Rydex Investments since the Advisor was founded in 1993. Mr. Byrum was named the President of Rydex Investments in 2004 and has served as Chief Investment Officer of Rydex Investments since 2000. During this time, he has played a key role in the development of the firm's investment strategies and product offerings. As Senior Portfolio Manager, Mr. Byrum was instrumental in the launch of the OTC, Precious Metals, U.S. Government Bond, Ursa and Arktos Funds, and helped to create the Rydex Sector Funds. He was named Vice President of Portfolio for Rydex Investments in 1998, and Executive Vice President in 2000. Prior to joining Rydex, Mr. Byrum worked for Money Management Associates, the investment adviser for Rushmore Funds, Inc. He holds a degree in finance from Miami University of Ohio.

WILLIAM E. FLAIG, JR., joined Rydex in January 2000 to manage the Large-Cap Europe and Large-Cap Japan Funds. Mr. Flaig has been instrumental in the development of derivative strategies for these Funds and for the Rydex Dynamic Funds, which were launched the same year. In 2001, he was promoted to senior portfolio manager and group leader for Rydex's S&P 500-based funds, fixed-income funds and several sector funds. In this capacity, Mr. Flaig helped to advance Rydex's quantitative management abilities and process. In 2003, Mr. Flaig was promoted to director of investments. He is responsible for the investment objectives of all mutual funds and sub-advised accounts and is a member of Rydex's senior management team and its Investment Strategy Committee, which determines investment policy for all Rydex Funds. Mr. Flaig came to Rydex after more than seven years at Bankers Trust, where he was a trader in emerging markets currency derivatives. He holds a degree in management and finance from Purdue University.

JIM KING, CFA, joined Rydex in 1996 and was promoted to assistant portfolio manager in 1997. In 1998, he became a portfolio manager and was promoted in 2001 to senior portfolio manager. Mr. King has served as an interim director of equity trading and investment operations. Currently, Mr. King's team manages all of the Rydex leveraged and inverse funds, as well as Rydex Sector Rotation Fund. Mr. King is a member of Rydex's Investment Strategy Committee, which determines investment policy for all Rydex Funds. Prior to joining Rydex, he worked as a registered representative at DMG Securities. He holds a degree in finance from the University of Maryland.

Additional Information about the portfolio managers' compensation, other accounts managed by the portfolio managers, and the portfolio managers' ownership of securities in the Funds is available in the SAI.

NOVA FUND
FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the Funds' financial performance for the period of each Fund's operations. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in a Fund (assuming reinvestment of all dividends and distributions). The total returns do not reflect fees and charges imposed at the separate account level. This information has been audited by PricewaterhouseCoopers LLP. The Reports of Independent Registered Public Accounting Firm for each such period along with the Funds' financial statements and related notes, are included in the Annual Reports to Shareholders for such periods. The 2004 Annual Report is available upon request and without charge by calling 1-800-820-0888. The 2004 Annual Report is incorporated by reference in the SAI.

                                                         YEAR           YEAR           YEAR            YEAR            YEAR
                                                        ENDED          ENDED          ENDED           ENDED           ENDED
                                                 DECEMBER 31,   DECEMBER 31,   DECEMBER 31,    DECEMBER 31,    DECEMBER 31,
                                                         2004           2003           2002            2001            2000
---------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE--
  BEGINNING OF YEAR                              $       7.21   $       5.18   $       8.67    $      13.88    $      18.57
                                                 ------------   ------------   ------------    ------------    ------------
  Net Investment Income (Loss)+                           .03            .01           (.01)            .30             .74
  Net Realized and Unrealized Gains (Losses) on
    Securities                                           1.02           2.02          (3.07)          (3.81)          (4.16)
                                                 ------------   ------------   ------------    ------------    ------------
  Net Increase (Decrease) in Net Asset Value
    Resulting from Operations                            1.05           2.03          (3.08)          (3.51)          (3.42)
  Distributions to Shareholders from:
    Net Investment Income                                 (--)~           --           (.41)          (1.70)           (.15)
    Net Realized Capital Gains                             --             --             --              --           (1.12)
    Total Distributions                                   (--)~           --           (.41)          (1.70)          (1.27)
                                                 ------------   ------------   ------------    ------------    ------------
  Net Increase (Decrease) in Net Asset Value             1.05           2.03          (3.49)          (5.21)          (4.69)
                                                 ------------   ------------   ------------    ------------    ------------
NET ASSET VALUE--END OF YEAR                     $       8.26   $       7.21   $       5.18    $       8.67    $      13.88
                                                 ============   ============   ============    ============    ============
TOTAL INVESTMENT RETURN                                 14.62%         39.19%        (35.72)%        (23.58)%        (20.30)%
RATIOS TO AVERAGE NET ASSETS:
  Gross Expenses                                         1.46%          1.54%          1.72%           1.45%           1.42%
  Net Expenses                                           1.46%          1.54%          1.72%           1.45%           1.42%
  Net Investment Income                                  0.41%          0.09%         (0.14)%          2.61%           4.45%
SUPPLEMENTARY DATA:
  Portfolio Turnover Rate*                                654%           729%           570%              0%              0%
  Net Assets, End of Period (000's omitted)      $    130,200   $     81,816   $     34,017    $     60,941    $    178,118

+ CALCULATED USING THE AVERAGE DAILY SHARES OUTSTANDING FOR THE PERIOD.

* PORTFOLIO TURNOVER RATIO IS CALCULATED WITHOUT REGARD TO SHORT-TERM SECURITIES HAVING A MATURITY OF LESS THAN ONE YEAR.

~ LESS THAN $.01 PER SHARE. ACTUAL AMOUNT = $.003782097.

URSA FUND
FINANCIAL HIGHLIGHTS

                                                         YEAR            YEAR            YEAR            YEAR            YEAR
                                                        ENDED           ENDED           ENDED           ENDED           ENDED
                                                 DECEMBER 31,    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,
                                                         2004            2003            2002            2001            2000
-----------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE--
  BEGINNING OF YEAR                              $       5.77    $       7.57    $       6.29    $       6.09    $       5.35
                                                 ------------    ------------    ------------    ------------    ------------
  Net Investment Income (Loss)+                          (.02)           (.04)           (.02)            .12             .22
  Net Realized and Unrealized Gains (Losses) on
    Securities                                           (.56)          (1.76)           1.38             .88             .70
                                                 ------------    ------------    ------------    ------------    ------------
  Net Increase (Decrease) in Net Asset
    Value Resulting from Operations                      (.58)          (1.80)           1.36            1.00             .92
  Distributions to Shareholders from:
    Net Investment Income                                  --              --            (.08)           (.80)           (.18)
    Net Realized Capital Gains                             --              --              --              --              --
                                                 ------------    ------------    ------------    ------------    ------------
  Net Increase (Decrease) in Net Asset Value             (.58)          (1.80)           1.28             .20             .74
                                                 ------------    ------------    ------------    ------------    ------------
NET ASSET VALUE--END OF YEAR                     $       5.19    $       5.77    $       7.57    $       6.29    $       6.09
                                                 ============    ============    ============    ============    ============
TOTAL INVESTMENT RETURN                                (10.05)%        (23.78)%         21.64%          14.99%          16.05%
RATIOS TO AVERAGE NET ASSETS:
  Gross Expenses                                         1.62%           1.67%           1.79%           1.89%           1.59%
  Net Expenses                                           1.62%           1.67%           1.79%           1.89%           1.59%
  Net Investment Income (Loss)                          (0.28)%         (0.59)%         (0.24)%          1.85%           4.02%
SUPPLEMENTARY DATA:
  Net Assets, End of Period (000's omitted)      $     19,076    $     17,822    $     36,195    $     18,997    $     31,829

+ CALCULATED USING THE AVERAGE DAILY SHARES OUTSTANDING FOR THE PERIOD.

OTC FUND
FINANCIAL HIGHLIGHTS

                                                         YEAR            YEAR            YEAR            YEAR            YEAR
                                                        ENDED           ENDED           ENDED           ENDED           ENDED
                                                 DECEMBER 31,    DECEMBER 31,     DECEMBER31,    DECEMBER 31,    DECEMBER 31,
                                                         2004            2003            2002            2001            2000
-----------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE--
  BEGINNING OF YEAR                              $      13.16    $       9.05    $      14.80    $      22.83    $      38.52
                                                 ------------    ------------    ------------    ------------    ------------
  Net Investment Loss+                                   (.02)           (.13)           (.17)           (.23)           (.44)
  Net Realized and Unrealized Gains (Losses) on
    Securities                                           1.25            4.24           (5.58)          (7.80)         (13.50)
                                                 ------------    ------------    ------------    ------------    ------------
  Net Increase (Decrease) in Net Asset
    Value Resulting from Operations                      1.23            4.11           (5.75)          (8.03)         (13.94)
  Distributions to Shareholders from:
    Net Realized Capital Gains                             --              --              --              --           (1.75)
                                                 ------------    ------------    ------------    ------------    ------------
  Net Increase (Decrease) in Net Asset Value             1.23            4.11           (5.75)          (8.03)         (15.69)
                                                 ------------    ------------    ------------    ------------    ------------
NET ASSET VALUE--END OF YEAR                     $      14.39    $      13.16    $       9.05    $      14.80    $      22.83
                                                 ============    ============    ============    ============    ============
TOTAL INVESTMENT RETURN                                  9.35%          45.41%         (38.85)%        (35.17)%        (38.19)%
RATIOS TO AVERAGE NET ASSETS:
  Gross Expenses                                         1.47%           1.53%           1.74%           1.45%           1.46%
  Net Expenses                                           1.47%           1.53%           1.74%           1.45%           1.46%
  Net Investment Loss                                   (0.17)          (1.20)%         (1.58)%         (1.31)%         (1.23)%
SUPPLEMENTARY DATA:
  Portfolio Turnover Rate*                                418%            482%            183%            139%            324%
  Net Assets, End of Period (000's omitted)      $    191,476    $    127,836    $     77,635    $    164,619    $    420,674

+ CALCULATED USING THE AVERAGE DAILY SHARES OUTSTANDING FOR THE PERIOD.

* PORTFOLIO TURNOVER RATIO IS CALCULATED WITHOUT REGARD TO SHORT-TERM SECURITIES HAVING A MATURITY OF LESS THAN ONE YEAR.

MEKROS FUND

FINANCIAL HIGHLIGHTS


                                                         YEAR            YEAR            YEAR          PERIOD
                                                        ENDED           ENDED           ENDED           ENDED
                                                 DECEMBER 31,    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,
                                                         2004            2003            2002           2001*
-------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE--
  BEGINNING OF PERIOD                            $      29.75    $      20.11    $      31.91    $      25.00
                                                 ------------    ------------    ------------    ------------
  Net Investment Income (Loss)+                          (.10)           (.18)           (.17)           (.31)
  Net Realized and Unrealized Gains
    (Losses) on Securities                               6.95           13.11          (11.08)           7.56
                                                 ------------    ------------    ------------    ------------
  Net Increase (Decrease) in Net Asset Value
    Resulting from Operations                            6.85           12.93          (11.25)           7.25
  Distributions to Shareholders from:
    Net Investment Income                                  --              --              --              --
    Net Realized Capital Gains                          (2.95)          (3.29)           (.55)           (.34)
    Total Distributions                                 (2.95)          (3.29)           (.55)           (.34)
                                                 ------------    ------------    ------------    ------------
  Net Increase (Decrease) in Net Asset Value             3.90            9.64          (11.80)           6.91
                                                 ------------    ------------    ------------    ------------
NET ASSET VALUE--END OF PERIOD                   $      33.65    $      29.75    $      20.11    $      31.91
                                                 ============    ============    ============    ============
TOTAL INVESTMENT RETURN                                 25.20%          64.28%         (35.45)%         28.97%
RATIOS TO AVERAGE NET ASSETS:
  Gross Expenses                                         1.65%           1.70%           1.74%           2.26%**
  Net Expenses                                           1.65%           1.70%           1.74%           2.26%**
  Net Investment Income (Loss)                          (0.32)%         (0.66)%         (0.70)%         (0.96)%**
SUPPLEMENTARY DATA:
  Portfolio Turnover Rate***                            1,171%          1,135%          1,940%            848%
  Net Assets, End of Period (000's omitted)      $    112,649    $    122,995    $     12,947    $      8,524


+    CALCULATED USING THE AVERAGE DAILY SHARES OUTSTANDING FOR THE PERIOD.


*    SINCE THE COMMENCEMENT OF OPERATIONS: OCTOBER 1, 2001-MEKROS FUND.


**   ANNUALIZED

*** PORTFOLIO TURNOVER RATIO IS CALCULATED WITHOUT REGARD TO SHORT-TERM SECURITIES HAVING A MATURITY OF LESS THAN ONE YEAR.

U.S. GOVERNMENT BOND FUND
FINANCIAL HIGHLIGHTS

                                                         YEAR            YEAR            YEAR            YEAR            YEAR
                                                        ENDED           ENDED           ENDED           ENDED           ENDED
                                                 DECEMBER 31,    DECEMBER 31,    DECEMBER 31,     DECEMBER31,    DECEMBER 31,
                                                         2004            2003            2002            2001            2000
-----------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE--
  BEGINNING OF PERIOD                            $      11.67    $      13.08    $      11.44    $      11.80    $      10.17
                                                 ------------    ------------    ------------    ------------    ------------
  Net Investment Income (Loss)+                           .40             .41             .44             .37             .38
  Net Realized and Unrealized Gains
    (Losses) on Securities                                .54            (.52)           1.64            (.36)           1.63
                                                 ------------    ------------    ------------    ------------    ------------
  Net Increase (Decrease) in Net Asset Value
    Resulting from Operations                             .94            (.11)           2.08             .01            2.01
  Distributions to Shareholders from:
    Net Investment Income                                (.40)           (.41)           (.44)           (.37)           (.38)
    Net Realized Capital Gains                           (.33)           (.89)             --              --              --
    Total Distributions                                  (.73)          (1.30)           (.44)           (.37)           (.38)
                                                 ------------    ------------    ------------    ------------    ------------
  Net Increase (Decrease) in Net Asset Value              .21           (1.41)           1.64            (.36)           1.63
                                                 ------------    ------------    ------------    ------------    ------------
NET ASSET VALUE--END OF PERIOD                   $      11.88    $      11.67    $      13.08    $      11.44    $      11.80
                                                 ============    ============    ============    ============    ============
TOTAL INVESTMENT RETURN                                  8.42%          (0.64)%         18.62%           0.08%          20.16%
RATIOS TO AVERAGE NET ASSETS:
  Gross Expenses                                         1.21%           1.23%           1.24%           2.37%           1.89%
  Net Expenses                                           1.21%           1.23%           1.24%           2.01%           1.89%
  Operating Expenses++                                   1.21%           1.23%           1.24%           2.01%           1.89%
  Net Investment Income (Loss)                           3.36%           3.26%           3.65%           3.22%           3.47%
SUPPLEMENTARY DATA:
  Portfolio Turnover Rate*                              1,318%          1,272%          1,239%          1,247%          1,505%
  Net Assets, End of Period (000's omitted)      $     48,709    $     65,358    $     25,190    $      4,521    $      5,011

+    CALCULATED USING THE AVERAGE DAILY SHARES OUTSTANDING FOR THE PERIOD.

++   OPERATING EXPENSES EXCLUDE INTEREST EXPENSE FROM SECURITIES SOLD SHORT.

* PORTFOLIO TURNOVER RATIO IS CALCULATED WITHOUT REGARD TO SHORT-TERM SECURITIES HAVING A MATURITY OF LESS THAN ONE YEAR.

FINANCIAL SERVICES FUND

FINANCIAL HIGHLIGHTS


                                                         YEAR            YEAR            YEAR          PERIOD
                                                        ENDED           ENDED           ENDED           ENDED
                                                 DECEMBER 31,    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,
                                                         2004            2003            2002           2001*
-------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE--
  BEGINNING OF PERIOD                            $      26.00    $      20.19    $      23.90    $      25.00
                                                 ------------    ------------    ------------    ------------
  Net Investment Income (Loss)+                           .23             .14             .09            (.02)
  Net Realized and Unrealized Gains (Losses) on
    Securities                                           4.21            5.70           (3.69)          (1.08)
                                                 ------------    ------------    ------------    ------------
  Net Increase (Decrease) in Net Asset Value
   Resulting from Operations                             4.44            5.84           (3.60)          (1.10)
  Distributions to Shareholders from:
   Net Investment Income                                 (.06)           (.03)             --              --
   Net Realized Capital Gains                              --              --            (.11)             --
   Total Distributions                                   (.06)           (.03)           (.11)             --
                                                 ------------    ------------    ------------    ------------
  Net Increase (Decrease) in Net Asset Value             4.38            5.81           (3.71)          (1.10)
                                                 ------------    ------------    ------------    ------------
NET ASSET VALUE--END OF PERIOD                   $      30.38    $      26.00    $      20.19    $      23.90
                                                 ============    ============    ============    ============
TOTAL INVESTMENT RETURN                                 17.12%          28.92%         (15.10)%         (4.40)%
RATIOS TO AVERAGE NET ASSETS:
  Gross Expenses                                         1.59%           1.64%           1.85%           2.19%**
  Net Expenses                                           1.59%           1.64%           1.85%           2.19%**
  Net Investment Gain (Loss)                             0.84%           0.61%           0.41%          (0.11)%**
SUPPLEMENTARY DATA:
  Portfolio Turnover Rate***                              762%          2,039%          1,727%            315%
  Net Assets, End of Period (000's omitted)      $     45,180    $     15,581    $      2,748    $      2,607


+    CALCULATED USING THE AVERAGE DAILY SHARES OUTSTANDING FOR THE PERIOD.


*    SINCE COMMENCEMENT OF OPERATIONS: JULY 20, 2001-FINANCIAL SERVICES FUND.


**   ANNUALIZED

*** PORTFOLIO TURNOVER RATIO IS CALCULATED WITHOUT REGARD TO SHORT-TERM SECURITIES HAVING A MATURITY OF LESS THAN ONE YEAR.

HEALTH CARE FUND
FINANCIAL HIGHLIGHTS

                                                         YEAR            YEAR            YEAR          PERIOD
                                                        ENDED           ENDED           ENDED           ENDED
                                                 DECEMBER 31,    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,
                                                         2004            2003            2002           2001*
-------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE--
  BEGINNING OF PERIOD                            $      24.28    $      18.71    $      23.82    $      25.00
                                                 ------------    ------------    ------------    ------------
  Net Investment Income (Loss)+                          (.16)           (.19)           (.09)           (.30)
  Net Realized and Unrealized Gains (Losses)
    on Securities                                        1.65            5.76           (4.98)           (.88)
                                                 ------------    ------------    ------------    ------------
  Net Increase (Decrease) in Net Asset Value
    Resulting from Operations                            1.49            5.57           (5.07)          (1.18)
  Distributions to Shareholders from:
    Net Investment Income                                  --              --              --              --
    Net Realized Capital Gains                           (.31)             --            (.04)             --
    Total Distributions                                  (.31)             --            (.04)             --
                                                 ------------    ------------    ------------    ------------
  Net Increase (Decrease) in Net Asset Value             1.18            5.57           (5.11)          (1.18)
                                                 ------------    ------------    ------------    ------------
NET ASSET VALUE--END OF PERIOD                   $      25.46    $      24.28    $      18.71    $      23.82
                                                 ============    ============    ============    ============
TOTAL INVESTMENT RETURN                                  6.22%          29.77%         (21.31)%         (4.72)%
RATIOS TO AVERAGE NET ASSETS:
  Gross Expenses                                         1.59%           1.64%           1.70%           2.23%**
  Net Expenses                                           1.59%           1.64%           1.70%           2.23%**
  Net Investment Gain (Loss)                            (0.67)%         (0.88)%         (0.45)%         (1.33)%**
SUPPLEMENTARY DATA:
  Portfolio Turnover Rate***                              629%          1,222%          1,617%            757%
  Net Assets, End of Period (000's omitted)      $     30,435    $     27,880    $      5,164    $        951

+    CALCULATED USING THE AVERAGE DAILY SHARES OUTSTANDING FOR THE PERIOD.

*    SINCE COMMENCEMENT OF OPERATIONS: JUNE 19, 2001-HEALTH CARE FUND.

**   ANNUALIZED

*** PORTFOLIO TURNOVER RATIO IS CALCULATED WITHOUT REGARD TO SHORT-TERM SECURITIES HAVING A MATURITY OF LESS THAN ONE YEAR.

TECHNOLOGY FUND
FINANCIAL HIGHLIGHTS

                                                         YEAR            YEAR            YEAR          PERIOD
                                                        ENDED           ENDED           ENDED           ENDED
                                                 DECEMBER 31,    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,
                                                         2004            2003            2002           2001*
-------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE--
  BEGINNING OF PERIOD                            $      14.88    $       9.92    $      18.61    $      25.00
                                                 ------------    ------------    ------------    ------------
  Net Investment Income (Loss)+                          (.05)           (.18)           (.18)           (.39)
  Net Realized and Unrealized Gains (Losses) on
    Securities                                            .03            6.21           (7.15)          (6.00)
                                                 ------------    ------------    ------------    ------------
  Net Increase (Decrease) in Net Asset Value
    Resulting from Operations                            (.02)           6.03           (7.33)          (6.39)
  Distributions to Shareholders from:
    Net Investment Income                                  --              --              --              --
    Net Realized Capital Gains                          (1.36)          (1.07)          (1.36)             --
    Total Distributions                                 (1.36)          (1.07)          (1.36)             --
                                                 ------------    ------------    ------------    ------------
  Net Increase (Decrease) in Net Asset Value            (1.38)           4.96           (8.69)          (6.39)
                                                 ------------    ------------    ------------    ------------
NET ASSET VALUE--END OF PERIOD                   $      13.50    $      14.88    $       9.92    $      18.61
                                                 ============    ============    ============    ============
TOTAL INVESTMENT RETURN                                  1.15%          61.32%         (39.11)%        (25.56)%
RATIOS TO AVERAGE NET ASSETS
  Gross Expenses                                         1.58%           1.64%           1.71%           2.34%**
  Net Expenses                                           1.58%           1.64%           1.71%           2.34%**
  Net Investment Income (Loss)                          (0.36)%         (1.39)%         (1.52)%         (2.08)%**
SUPPLEMENTARY DATA:
  Portfolio Turnover Rate***                              767%          1,302%          1,098%            490%
  Net Assets, End of Period (000's omitted)      $     19,919    $     20,641    $      5,021    $      1,216

+    CALCULATED USING THE AVERAGE DAILY SHARES OUTSTANDING FOR THE PERIOD.

*    SINCE THE COMMENCEMENT OF OPERATIONS: MAY 2, 2001-TECHNOLOGY FUND.

**   ANNUALIZED

*** PORTFOLIO TURNOVER RATIO IS CALCULATED WITHOUT REGARD TO SHORT-TERM SECURITIES HAVING A MATURITY OF LESS THAN ONE YEAR.

UTILITIES FUND
FINANCIAL HIGHLIGHTS

                                                         YEAR            YEAR            YEAR          PERIOD
                                                        ENDED           ENDED           ENDED           ENDED
                                                 DECEMBER 31,    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,
                                                         2004            2003            2002           2001*
-------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE--
  BEGINNING OF PERIOD                            $      14.96    $      12.24    $      18.23    $      25.00
                                                 ------------    ------------    ------------    ------------
  Net Investment Income (Loss)+                           .33             .31             .33             .33
  Net Realized and Unrealized Gains (Losses) on
    Securities                                           2.24            2.77           (6.31)          (7.10)
                                                 ------------    ------------    ------------    ------------
  Net Increase (Decrease) in Net Asset Value
    Resulting from Operations                            2.57            3.08           (5.98)          (6.77)
  Distributions to Shareholders from:
    Net Investment Income                                (.19)           (.36)           (.01)             --
    Net Realized Capital Gains                             --              --              --              --
    Total Distributions                                  (.19)           (.36)           (.01)             --
                                                 ------------    ------------    ------------    ------------
  Net Increase (Decrease) in Net Asset Value             2.38            2.72           (5.99)          (6.77)
                                                 ------------    ------------    ------------    ------------
NET ASSET VALUE--END OF PERIOD                   $      17.34    $      14.96    $      12.24    $      18.23
                                                 ============    ============    ============    ============
TOTAL INVESTMENT RETURN                                 17.31%          25.40%         (32.83)%        (27.08)%
RATIOS TO AVERAGE NET ASSETS
  Gross Expenses                                         1.57%           1.62%           1.67%           2.08%**
  Net Expenses                                           1.57%           1.62%           1.67%           2.08%**
  Net Investment Income (Loss)                           2.06%           2.29%           2.54%           1.59%**
SUPPLEMENTARY DATA:
  Portfolio Turnover Rate***                              904%          1,491%            829%          1,040%
  Net Assets, End of Period (000's omitted)      $     21,902    $     13,430    $     23,846    $        908

+    CALCULATED USING THE AVERAGE DAILY SHARES OUTSTANDING FOR THE PERIOD.

*    SINCE THE COMMENCEMENT OF OPERATIONS: MAY 2, 2001-UTILITIES FUND.

**   ANNUALIZED

*** PORTFOLIO TURNOVER RATIO IS CALCULATED WITHOUT REGARD TO SHORT-TERM SECURITIES HAVING A MATURITY OF LESS THAN ONE YEAR.

U.S. GOVERNMENT MONEY MARKET FUND
FINANCIAL HIGHLIGHTS

                                                         YEAR              YEAR             YEAR            YEAR            YEAR
                                                        ENDED             ENDED            ENDED           ENDED           ENDED
                                                 DECEMBER 31,      DECEMBER 31,     DECEMBER 31,    DECEMBER 31.    DECEMBER 31,
                                                         2004              2003             2002            2001            2000
--------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE--
  BEGINNING OF PERIOD                            $       1.00      $       1.00     $       1.00    $       1.00    $       1.00
                                                 ------------      ------------     ------------    ------------    ------------
  Net Investment Income (Loss)+                            --~~~             --~~             --~            .03             .05
  Net Realized and Unrealized Gains (Losses) on
    Securities --                                                            --               --              --              --
                                                 ------------      ------------     ------------    ------------    ------------
  Net Increase (Decrease) in Net Asset
    Value Resulting from Operations                        --                --               --             .03             .05
  Distributions to Shareholders from:
    Net Investment Income                                 (--)~~~            --~~             --~           (.03)           (.05)
    Total Distributions                                   (--)~~~           (--)~~           (--)~          (.03)           (.05)
                                                 ------------      ------------     ------------    ------------    ------------
  Net Increase (Decrease) in Net Asset Value               --                --               --              --              --
                                                 ------------      ------------     ------------    ------------    ------------
NET ASSET VALUE--END OF PERIOD                   $       1.00      $       1.00     $       1.00    $       1.00    $       1.00
                                                 ============      ============     ============    ============    ============
TOTAL INVESTMENT RETURN                                  0.23%             0.01%            0.47%           2.77%           5.20%
RATIOS TO AVERAGE NET ASSETS:
  Gross Expenses                                         1.19%             1.22%            1.23%           1.19%           1.14%
  Net Expenses                                           1.10%             1.11%            1.23%           1.19%           1.14%
  Net Investment Income (Loss)                           0.20%             0.01%            0.44%           2.48%           4.99%
SUPPLEMENTARY DATA:
  Net Assets, End of Period (000's omitted)      $    167,678      $    232,493     $    258,953    $     96,515    $     39,492

+    CALCULATED USING THE AVERAGE DAILY SHARES OUTSTANDING FOR THE PERIOD.

~    LESS THAN $.01 PER SHARE. ACTUAL AMOUNT = $.00471.

~~   LESS THAN $.01 PER SHARE. ACTUAL AMOUNT = $.00011.

~~~  LESS THAN $.01 PER SHARE. ACTUAL AMOUNT = $.00199.

BENCHMARK INFORMATION


STANDARD & POOR'S CORP., NASDAQ AND THE FRANK RUSSELL COMPANY (THE "INDEX PUBLISHERS") DO NOT SPONSOR, ENDORSE, SELL OR PROMOTE ANY RYDEX FUND AND MAKE NO REPRESENTATION OR WARRANTY, IMPLIED OR EXPRESS, TO THE INVESTORS IN THE FUNDS, OR ANY MEMBERS OF THE PUBLIC, REGARDING:


   - THE ADVISABILITY OF INVESTING IN INDEX FUNDS;

   - THE ABILITY OF ANY INDEX TO TRACK STOCK MARKET PERFORMANCE;

   - THE ACCURACY AND/OR THE COMPLETENESS OF THE AFOREMENTIONED INDICES OR ANY DATA INCLUDED THEREIN;

   - THE RESULTS TO BE OBTAINED BY ANY OF THE FUNDS, THE INVESTORS IN THE FUNDS, OR ANY PERSON OR ENTITY FROM THE USE OF THE INDICES OR DATA INCLUDED THEREIN; AND

   - THE MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE FOR USE WITH RESPECT TO THE INDICES OR ANY DATA INCLUDED THEREIN.

FURTHER, NONE OF THE INDEX PUBLISHERS:

   - RECOMMEND THAT ANY PERSON INVEST IN THE FUNDS OR ANY OTHER SECURITIES;

   - HAVE ANY RESPONSIBILITY OR LIABILITY FOR OR MAKE ANY DECISIONS ABOUT THE TIMING, AMOUNT OR PRICING OF THE FUNDS;

   - HAVE ANY RESPONSIBILITY OR LIABILITY FOR THE ADMINISTRATION, MANAGEMENT OR MARKETING OF THE FUNDS;

   - CONSIDER THE NEEDS OF THE FUNDS OR THE INVESTORS IN THE FUNDS IN DETERMINING, COMPOSING OR CALCULATING THE INDEXES OR HAS ANY OBLIGATION TO DO SO;

   - WILL HAVE ANY LIABILITY IN CONNECTION WITH THE FUNDS OR FOR ANY ERRORS, OMISSIONS OR INTERRUPTIONS IN CONNECTION WITH THE INDEXES OR THE RELATED DATA;

   - WILL BE LIABLE FOR ANY LOST PROFITS OR INDIRECT PUNITIVE, SPECIAL OR CONSEQUENTIAL DAMAGES OR LOSSES, EVEN IF SUCH INDEX PUBLISHER KNOWS THAT THEY MIGHT OCCUR.


"STANDARD & POOR'S(R)," "S&P(R)," "S&P 500(R)," "STANDARD & POOR'S 500," "500,"
AND ARE TRADEMARKS OF THE MCGRAW-HILL COMPANIES, INC. AND HAVE BEEN LICENSED FOR USE BY RYDEX INVESTMENTS. THE RYDEX FUNDS ARE NOT SPONSORED, ENDORSED, SOLD OR PROMOTED BY STANDARD & POOR'S AND STANDARD & POOR'S MAKES NO REPRESENTATION REGARDING THE ADVISABILITY OF INVESTING IN THE RYDEX FUNDS.

MORE INFORMATION ABOUT THE INDEX PUBLISHERS IS LOCATED IN THE SAI.

                                       BC

Additional information about the Funds is included in the SAI dated May 1, 2005, which contains more detailed information about the Funds. The SAI has been filed with the SEC and is incorporated by reference into this Prospectus and, therefore, legally forms a part of this Prospectus. The SEC maintains the EDGAR database on its web site ("http://www.sec.gov") that contains the SAI, material incorporated by reference, and other information regarding registrants that file electronically with the SEC. You may also review and copy documents at the SEC Public Reference Room in Washington, D.C. (for information on the operation of the Public Reference Room, call 202.942.8090). You may request documents by mail from the SEC, upon payment of a duplication fee, by writing to: Securities and Exchange Commission, Public Reference Section, Washington, D.C. 20549-0102. You may also obtain this information, upon payment of a duplicating fee, by e-mailing the SEC at the following address: publicinfo@sec.gov.

You may obtain a copy of the SAI or the annual or semi-annual reports, without charge by calling 800.820.0888 or by writing to Rydex Variable Trust, at 9601 Blackwell Road, Suite 500, Rockville, Maryland 20850. Additional information about the Funds' investments is available in the annual and semi-annual reports. Also, in the Funds' annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Funds' performance during its last fiscal year. Because shares of the Funds are available exclusively for variable annuity and variable life insurance products, the Trust does not provide its SAI and shareholder reports on its web site.

NO ONE HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY
REPRESENTATIONS NOT CONTAINED IN THIS PROSPECTUS OR IN THE TRUST'S SAI IN CONNECTION WITH THE OFFERING OF FUND SHARES. DO NOT RELY ON ANY SUCH INFORMATION OR REPRESENTATIONS AS HAVING BEEN AUTHORIZED BY THE TRUST OR RYDEX INVESTMENTS. THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFERING BY THE TRUST IN ANY JURISDICTION WHERE SUCH AN OFFERING IS NOT LAWFUL.

The Trust's SEC registration number is 811-08821.

A FAMILY OF FUNDS DESIGNED EXCLUSIVELY FOR FINANCIAL
PROFESSIONALS AND SOPHISTICATED INVESTORS


[RYDEX INVESTMENTS ESSENTIAL FOR MODERN MARKETS(TM) LOGO]


9601 BLACKWELL ROAD
SUITE 500
ROCKVILLE, MD 20850
800.820.0888

WWW.RYDEXINVESTMENTS.COM                                             RVTP-1-5/05

THE RYDEX VARIABLE TRUST

PROSPECTUS
MAY 1, 2005

BENCHMARK FUND
OTC


THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THE TRUST'S SHARES OR PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

[RYDEXINVESTMENTS ESSENTIAL FOR MODERN MARKETS(TM) LOGO]

RYDEX VARIABLE TRUST

9601 Blackwell Road, Suite 500
Rockville, Maryland 20850

800.820.0888
301.296.5100

BENCHMARK FUND

Rydex Variable Trust (the "Trust") is a mutual fund complex offering professionally managed investment portfolios. This Prospectus describes the OTC Fund (the "Fund").

Shares of the Fund are available exclusively for variable annuity and variable life insurance products. Variable life and variable annuity contract owners should also review the variable insurance contract prospectus prepared by their insurance company. Information about any variable insurance contract fees is included in the variable insurance contract prospectus.

RISKS OF INVESTING IN THE FUND

The value of the Fund may fluctuate. In addition, Fund shares:

-  MAY DECLINE IN VALUE AND YOU MAY LOSE MONEY
-  ARE NOT FEDERALLY INSURED
-  ARE NOT GUARANTEED BY ANY GOVERNMENT AGENCY
-  ARE NOT BANK DEPOSITS
-  ARE NOT GUARANTEED TO ACHIEVE THEIR OBJECTIVES

    TABLE OF CONTENTS

    BENCHMARK FUND
5   OTC FUND

7   MORE INFORMATION ABOUT FUND INVESTMENTS AND RISK

8   PURCHASING AND REDEEMING SHARES

9   DIVIDENDS, DISTRIBUTIONS, AND TAXES

9   MANAGEMENT OF THE FUND

11  FINANCIAL HIGHLIGHTS

12  BENCHMARK INFORMATION

BC  ADDITIONAL INFORMATION

This page intentionally left blank.

OTC FUND

FUND INFORMATION

FUND OBJECTIVE

The OTC Fund seeks to provide investment results that correspond to a benchmark for over-the-counter securities. The Fund's current benchmark is the Nasdaq 100 Index(R) (the "underlying index"). The investment objective of the Fund is non-fundamental and may be changed without shareholder approval.

If the Fund meets its objective, the value of the Fund's shares should increase on a daily basis by the amount of any increase in the value of the underlying index. However, when the value of the underlying index declines, the value of the Fund's shares should also decrease on a daily basis by the amount of the decrease in value of the underlying index.

PRINCIPAL INVESTMENT STRATEGY

The Fund invests principally in securities of companies included in the underlying index. It also may invest in other instruments whose performance is expected to correspond to that of the underlying index, and may engage in futures and options transactions and enter into swap agreements. The Fund may also purchase U.S. Government securities.

PRINCIPAL RISKS

The OTC Fund is subject to a number of other risks that may affect the value of its shares, including:

EQUITY RISK - The equity markets are volatile, and the value of the Fund's equity securities and equity derivatives, such as futures and options contracts, may fluctuate significantly from day to day. This volatility may cause the value of your investment in the Fund to decrease.

MARKET RISK - The Fund's value may fluctuate from day to day. Due to market conditions, Fund shares may decline in value causing you to lose money.

DERIVATIVES RISK - The Fund's use of derivatives such as futures, options and swap agreements to pursue their investment objectives may expose the Fund to additional risks that it would not be subject to if it invested directly in the securities underlying those derivatives. These risks may cause the Fund to experience higher losses than funds that do not use derivatives.

TRACKING ERROR RISK - The Advisor may not be able to cause the Fund's performance to match or exceed that of the Fund's benchmark, either on a daily or aggregate basis. In addition, because the Fund is tracking the performance of its benchmark on a daily basis, mathematical compounding may prevent the Fund from correlating with the monthly, quarterly, annual or other period performance of its benchmark. Tracking error may cause the Fund's performance to be less than you expect.

ACTIVE TRADING RISK - A significant portion of the assets of the Fund comes from investors who take part in certain strategic and tactical asset allocation programs. The Fund anticipates that investors who take part in these programs may frequently redeem or exchange shares of the Fund, which may cause the Fund to experience high portfolio turnover. Higher portfolio turnover may result in the Fund paying higher levels of transaction costs and generating greater tax liabilities for shareholders. In addition, large movements of assets into and out of the Fund may negatively impact the Fund's ability to achieve its investment objective.

NON-DIVERSIFICATION RISK - The Fund is considered non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single security could cause greater fluctuations in the value of Fund shares than would occur in a more diversified fund.

SWAP COUNTERPARTY CREDIT RISK - The Fund is subject to credit risk on the amount it expects to receive from swap agreement counterparties. If a swap counterparty defaults on its payment obligations to the Fund, this default will cause the value of your investment in the Fund to decrease.

CONCENTRATION RISK - To the extent that the underlying index is currently concentrated in issuers conducting business in the technology sector, the Fund's investments in those issuers are subject to legislative or regulatory changes, adverse market conditions and/or increased competition affecting that economic sector. The prices of the securities of technology companies may fluctuate widely due to competitive pressures, increased sensitivity to short product cycles and aggressive pricing, problems relating to bringing their products to market, very high price/earnings ratios, and high personnel turnover due to severe labor shortages for skilled technology professionals.

EARLY CLOSING RISK - The Fund is subject to the risk that unanticipated early closings of securities exchanges will result in the Fund being unable to sell or buy securities on that day. If an exchange closes early on a day when the Fund needs to execute a high volume of securities trades late in a trading day, the Fund might incur substantial trading losses.

FUND PERFORMANCE AND FEE INFORMATION

PERFORMANCE

The bar chart and table below show the performance of the OTC Fund both year by year and as an average over different periods of time. For investment activity prior to November 1998, the Fund's performance reflected insurance-related charges that had the effect of reducing returns. Subsequent periods do not reflect insurance charges which, if reflected, would similarly have the effect of reducing returns. The variability of performance over time provides an indication of the risks of investing in the Fund. Of course, this past performance does not necessarily indicate how the Fund will perform in the future.

[CHART]

1998     83.76%
1999    101.32%
2000    -38.19%
2001    -35.17%
2002    -38.85%
2003     45.41%
2004      9.35%

DURING THE PERIOD SHOWN IN THE BAR CHART, THE HIGHEST RETURN FOR A QUARTER WAS 53.10% (QUARTER ENDED DECEMBER 31, 1999) AND THE LOWEST RETURN FOR A QUARTER WAS -37.14% (QUARTER ENDED SEPTEMBER 30, 2001).

AVERAGE ANNUAL TOTAL RETURN (FOR PERIODS ENDING DECEMBER 31, 2004) (1)

                                              OTC FUND    NASDAQ 100 INDEX(2)
-----------------------------------------------------------------------------
PAST ONE YEAR                                    9.35%          10.43%
PAST FIVE YEARS                                -17.18%         -15.25%
SINCE INCEPTION (05/07/97)                       5.76%           7.85%

(1) THESE FIGURES ASSUME THE REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS.
(2) THE NASDAQ 100 INDEX(R) IS AN UNMANAGED MODIFIED CAPITALIZATION-WEIGHTED INDEX COMPOSED OF 100 OF THE LARGEST NON-FINANCIAL COMPANIES LISTED ON THE NASDAQ STOCK MARKET, INC. ("NASDAQ"). RETURNS REFLECT NO DEDUCTIONS FOR FEES, EXPENSES OR TAXES.

FEES AND EXPENSES OF THE FUND

This table and example are designed to assist you in understanding the fees and expenses that you may pay as an investor in the shares.
OWNERS OF VARIABLE ANNUITY AND INSURANCE CONTRACTS THAT INVEST IN THE FUND SHOULD REFER TO THE VARIABLE INSURANCE CONTRACT PROSPECTUS FOR A DESCRIPTION
OF FEES AND EXPENSES, AS THE TABLE AND EXAMPLE DO NOT REFLECT DEDUCTIONS AT
THE SEPARATE ACCOUNT LEVEL OR CONTRACT LEVEL FOR ANY CHARGES THAT MAY BE INCURRED UNDER A CONTRACT. IF THE TABLE AND EXAMPLE WERE TO REFLECT THE DEDUCTION OF INSURANCE CHARGES, FEES AND EXPENSES WOULD BE HIGHER.

SHAREHOLDER FEES                                                                   NONE
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
  MANAGEMENT FEES                                                                  0.75%
  DISTRIBUTION (12b-1) FEES                                                        NONE
  OTHER EXPENSES                                                                   0.72%
TOTAL ANNUAL FUND OPERATING EXPENSES                                               1.47%

EXAMPLE

This Example is intended to help you compare the cost of investing in the shares of the OTC Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

               1 YEAR          3 YEARS           5 YEARS         10 YEARS
-------------------------------------------------------------------------------
               $  154           $  479            $  827         $  1,807

MORE INFORMATION ABOUT FUND
INVESTMENTS AND RISK

A BRIEF GUIDE TO THE BENCHMARK.

THE NASDAQ 100 INDEX(R). The Nasdaq 100 Index(R) is a modified capitalization-weighted index composed of 100 of the largest non-financial companies listed on the Nasdaq Stock Market, Inc. ("Nasdaq").

ADVISOR'S INVESTMENT METHODOLOGY

Rydex Investments (the "Advisor"), develops and implements structured investment strategies designed to achieve the Fund's objective. The Advisor uses quantitative methods to construct a portfolio that correlates highly with the Fund's benchmark. Statistical techniques are then used to determine the optimal mix of assets for the Fund. The Advisor places particular emphasis on controlling risk relative to the Fund's benchmark in order to maintain consistency and predictability. The Advisor's primary objective for the Fund is to correlate with the performance of the index underlying the Fund's benchmark.

The Advisor does not engage in temporary defensive investing, keeping the Fund fully invested in all market environments.

OTHER INVESTMENT PRACTICES AND STRATEGIES

Please see the statement of additional information (the "SAI") for a more complete list of portfolio investment strategies, permitted investments and related risks.

RISKS OF INVESTING IN THE FUND

As indicated below, the Fund is subject to a number of risks that may affect the value of Fund shares.

EQUITY RISK - The Fund may invest in public and privately issued equity securities, including common and preferred stocks, warrants, and rights, as well as instruments that attempt to track the price movement of equity indices. Investments in equity securities and equity derivatives in general are subject to market risks that may cause their prices to fluctuate over time. The value of securities convertible into equity securities, such as warrants or convertible debt, is also affected by prevailing interest rates, the credit quality of the issuer and any call provision. Fluctuations in the value of equity securities in which the Fund invests will cause the net asset value of the Fund to fluctuate. Historically, the equity markets have moved in cycles, and the value of the Fund's equity securities and equity derivatives may fluctuate drastically from day to day. Because of its link to the equity markets and use of leverage, an investment in the Fund may be more suitable for long-term investors who can bear the risk of short-term principal fluctuations, which at times may be significant.

NON-DIVERSIFICATION RISK - Since the Fund is non-diversified, it may invest in the securities of a limited number of issuers. To the extent that the Fund invests a significant percentage of its assets in a limited number of issuers, the Fund is subject to the risks of investing in those few issuers, and may be more susceptible to a single adverse economic or regulatory occurrence.

INDUSTRY CONCENTRATION RISK - The Fund will not invest 25% or more of the value of the Fund's total assets in the securities of one or more issuers conducting their principal business activities in the same industry or group of industries; except that, to the extent the index underlying the Fund's benchmark is concentrated in a particular industry, the Fund will necessarily be concentrated in that industry. Currently, the index underlying the Fund's benchmark -- the Nasdaq 100 Index(R) -- is concentrated in technology companies. The risk of concentrating Fund investments in a limited number of issuers conducting business in the same industry or group of industries is that the Fund will be more susceptible to the risks that are associated with that industry or group of industries than a fund that does not concentrate its investments.

TRACKING ERROR RISK - Tracking error risk refers to the risk that the Fund's returns may not match or correlate to the returns of its benchmark on either a daily or aggregate basis. Factors such as Fund expenses, imperfect correlation between the Fund's investments and those of its benchmark, rounding of share prices, changes to the benchmark, regulatory policies, high portfolio turnover rate and leverage all contribute to tracking error.

TRADING HALT RISK - The Fund typically may hold short-term options and futures contracts. The major exchanges on which these contracts are traded, such as the Chicago Mercantile Exchange ("CME"), have established limits on how much an option or futures contract may decline over various time periods within a day. If an option or futures contract's price declines more than the established limits, trading on the exchange is halted on that instrument. If a trading halt occurs, the Fund may temporarily be unable to purchase or sell options or futures contracts. Such a trading halt near the time the Fund prices its shares may limit the Fund's ability to use leverage and may prevent the Fund from achieving its investment objective. In such an event, a Fund also may be required to use a "fair-value" method to price its outstanding contracts.

FUTURES AND OPTIONS RISK - The Fund may invest a percentage of its assets in futures and options contracts. The Fund may use futures contracts and related options for bona fide hedging purposes to offset changes in the value of securities held or expected to be acquired. They may also be used to gain exposure to a particular market or instrument, to create a synthetic money market position, and for certain other tax-related purposes. The Fund will only enter into futures contracts traded on a national futures exchange or board of trade. Futures and options contracts are described in more detail below:

          FUTURES CONTRACTS - Futures contracts and options on futures contracts provide for the future sale by one party and purchase by another party of a specified amount of a specific security at a specified future time and at a specified price. An option on a futures contract gives the purchaser the right, in exchange for a premium, to assume a position in a futures contract at a specified exercise price during the term of the option. Index futures are futures contracts for various indices that are traded on registered securities exchanges.

          OPTIONS - The buyer of an option acquires the right to buy (a call option) or sell (a put option) a certain quantity of a security (the underlying security) or instrument at a certain price up to a specified point in time. The seller or writer of an option is obligated to sell (a call option) or buy (a put option) the underlying security. When writing (selling) call options on securities, the Funds may cover its position by owning the underlying security on which the option is written or by owning a call option on the underlying security. Alternatively, the Funds may cover its position by maintaining in a segregated account cash or liquid securities equal in value to the exercise price of the call option written by the Funds.

   The risks associated with the Fund's use of futures and options contracts include:

   - The Fund experiencing losses over certain ranges in the market that exceed losses experienced by a Fund that does not use futures contracts and options.

   - There may be an imperfect correlation between the changes in market value of the securities held by the Fund and the prices of futures and options on futures.

   - Although the Fund will only purchase exchange-traded futures, due to market conditions there may not always be a liquid secondary market for a futures contract or option. As a result, the Fund may be unable to close out their futures contracts at a time that is advantageous.

   - Trading restrictions or limitations may be imposed by an exchange, and government regulations may restrict trading in futures contracts and options.

   - Because option premiums paid or received by the Fund are small in relation to the market value of the investments underlying the options, buying and selling put and call options can be more speculative than investing directly in securities.

EARLY CLOSING RISK - The normal close of trading of securities on the Nasdaq and the New York Stock Exchange ("NYSE") is 4:00 p.m., Eastern Time. Unanticipated early closings may result in the Fund being unable to sell or buy securities on that day. If an exchange closes early on a day when the Fund needs to execute a high volume of securities trades late in a trading day, the Fund might incur substantial trading losses.

SWAP COUNTERPARTY CREDIT RISK - The Fund may enter into equity index or interest rate swap agreements for purposes of attempting to gain exposure to a particular group of stocks or to an index of stocks without actually purchasing those stocks, or to hedge a position. The Fund will use short-term swap agreements to exchange the returns (or differentials in rates of return) earned or realized in particular predetermined investments or instruments. The Fund will not enter into any swap agreement unless the Advisor believes that the other party to the transaction is creditworthy. The use of equity swaps involves risks that are different from those associated with ordinary portfolio securities transactions. Swap agreements may be considered to be illiquid. The Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty.

PORTFOLIO HOLDINGS

A description of the Fund's policies and procedures with respect to the disclosure of Fund portfolio securities is available in the SAI.

PURCHASING AND REDEEMING SHARES

Shares of the Fund are offered continuously. Investors may buy shares on any day that the NYSE is open for business (a "Business Day"). On any day that the New York Fed or the NYSE closes early, the principal government securities and corporate bond markets close early (such as on days in advance of holidays generally observed by participants in these markets), or as permitted by the SEC, the Fund reserves the right to advance the time on that day NAV is calculated and, correspondingly, the time by which purchase and redemption orders must be received.

Shares of the Fund can be purchased only by insurance companies for their separate accounts to fund variable life insurance and variable annuity contracts. All orders for the purchase of shares are subject to acceptance or rejection by the Trust. An insurance company purchases and redeems shares of the Fund based on, among other things, the amount of net contract premiums or purchase payments allocated to a separate account investment division, transfers to or from a separate account investment division, contract loans and repayments, contract withdrawals and surrenders, and benefit payments, at the Fund's net asset value per share calculated as of that same day.

All redemption requests will be processed and payment with respect thereto will be made within seven days after tender. With respect to the Fund, Rydex may suspend your right to redeem your shares during times when trading on the NYSE is suspended or restricted, or otherwise as permitted by the SEC. The Fund reserves the right to pay part of your redemption proceeds in liquid securities with a market value equal to the redemption price.

FREQUENT PURCHASES AND REDEMPTIONS OF FUND SHARES

The Fund is designed and operated to accommodate frequent trading by shareholders, and therefore, unlike most mutual funds, the Fund offers unlimited exchange privileges with no minimum holding periods or transaction fees. A significant portion of the assets of the Fund come from investors who take part in certain strategic and tactical asset allocation programs. The Fund anticipates that investors who take part in these programs may frequently redeem or exchange shares of the Fund, which may cause the Fund to experience high portfolio turnover. Higher portfolio turnover may result in the Fund paying higher levels of transaction costs. In addition, large movements of assets into and out of the Fund may negatively impact the Fund's ability to achieve its investment objective.

NET ASSET VALUE

The price per share (the offering price) will be the NAV next determined after your purchase order is received by the Trust. You may also redeem all or any portion of your Fund shares at the next determined NAV after receipt of the redemption request. NAV is calculated by (1) taking the current market value of a Fund's total assets, (2) subtracting the liabilities, and (3) dividing that amount by the total number of shares owned by shareholders. For each Fund, the NAV is calculated once each Business Day as of the close of the NYSE (currently, 4:00 p.m., Eastern Time). If the exchange or market where a Fund's securities or other investments are primarily traded closes early -- such as on days in advance of holidays generally observed by participants in these markets -- the NAV may be calculated earlier in accordance with the policies set forth in the Funds' SAI. These dates are listed in the SAI.

In calculating NAV, the Fund generally values its investment portfolio based on the market price of the securities as of the time the Fund determines NAV. If market prices are unavailable or the Fund thinks that they are unreliable, such as instances where the value of a security has been materially affected by events occurring after the market closes, the Fund prices those securities at fair value as determined in good faith using methods approved by the Board of Trustees.

The use of fair valuation in pricing a security involves the consideration of a number of subjective factors and therefore, is susceptible to the unavoidable risk that the valuation may be higher or lower than the price at which the security might actually trade if a reliable market price were readily available.

TO RECEIVE THE CURRENT BUSINESS DAY'S NAV, VARIABLE LIFE AND VARIABLE ANNUITY ACCOUNT INVESTORS SHOULD CONSULT THEIR SEPARATE ACCOUNT PROSPECTUS.

DIVIDENDS, DISTRIBUTIONS, AND TAXES

DIVIDENDS AND DISTRIBUTIONS

Income dividends and capital gain distributions, if any, are paid at least annually by the of the Fund. If you own Fund shares on the Fund's record date, you will be entitled to receive the dividend. The Trust, however, may declare a special capital gains distribution if the Board of Trustees believe that such a distribution would be in the best interest of the shareholders of the Fund.

TAXES

The following is a summary of some important tax issues that affect the Fund and its shareholders. The summary is based on current tax laws, which may be changed by legislative, judicial or administrative action. The Trust has not tried to present a detailed explanation of the tax treatment of the Fund, or the tax consequences of an investment in the Fund. MORE INFORMATION ABOUT TAXES IS LOCATED IN THE SAI. YOU ARE URGED TO CONSULT YOUR TAX ADVISER REGARDING SPECIFIC QUESTIONS AS TO FEDERAL, STATE AND LOCAL INCOME TAXES APPLICABLE TO YOUR INVESTMENT.

TAX STATUS OF THE FUND

The Fund is treated as a separate entity for federal tax purposes, and intends to qualify for the special tax treatment afforded regulated investment companies. As long as the Fund qualifies as a regulated investment company, it pays no federal income tax on the earnings it distributes to shareholders.

Special tax rules apply to life insurance companies, variable annuity contracts and variable life insurance contracts. Net investment income and net realized capital gains that the Fund distributes are not currently taxable when left to accumulate within a variable annuity or variable life insurance contract or under a qualified pension or retirement plan.

For information on federal income taxation of a life insurance company with respect to its receipt of distributions from a Fund and federal income taxation of owners variable annuity or variable life insurance contracts, refer to the contract prospectus.

MANAGEMENT OF THE FUND

INVESTMENT ADVISOR

Rydex Investments (The "Advisor"), 9601 Blackwell Road, Suite 500, Rockville, Maryland 20850, serves as investment adviser and manager of the Fund. The Advisor has served as the investment adviser of the Rydex Funds for over 10 years, and serves as sub-adviser to several other mutual funds.

The Advisor makes investment decisions for the assets of the Fund and continuously reviews, supervises, and administers the Fund's investment program. The Board of Trustees of the Trust supervise the Advisor and establish policies that the Advisor must follow in its day-to-day management activities. Under an investment advisory agreement between the Trust and the Advisor, the Fund paid the Advisor a fee at an annualized rate for the fiscal year ended December 31, 2004, based on the average daily net assets for the Fund, as set forth below:


FUND                                                                ADVISORY FEE
--------------------------------------------------------------------------------
OTC                                                                      .75%

The Advisor bears all of its own costs associated with providing these advisory services and the expenses of the Board of Trustees that are affiliated with the Advisor. The Advisor may make payments from its own resources to insurance companies, broker-dealers and other financial institutions in connection with the sale of Fund shares.

PORTFOLIO MANAGEMENT

The Fund is managed by a team of investment professionals. The following portfolio managers are jointly and primarily responsible for the day-to-day management of the Fund.

MICHAEL P. BYRUM, CFA, has been associated with Rydex Investments since the Advisor was founded in 1993. Mr. Byrum was named the President of Rydex Investments in 2004 and has served as Chief Investment Officer of Rydex Investments since 2000. During this time, he has played a key role in the development of the firm's investment strategies and product offerings. As Senior Portfolio Manager, Mr. Byrum was instrumental in the launch of the OTC, Precious Metals, U.S. Government Bond, Ursa and Arktos Funds, and helped to create the Rydex Sector Funds. He was named Vice President of Portfolio for Rydex Investments in 1998, and Executive Vice President in 2000. Prior to joining Rydex, Mr. Byrum worked for Money Management Associates, the investment adviser for Rushmore Funds, Inc. He holds a degree in finance from Miami University of Ohio.

WILLIAM E. FLAIG, JR., joined Rydex in January 2000 to manage the Large-Cap Europe and Large-Cap Japan Funds. Mr. Flaig has been instrumental in the development of derivative strategies for these Funds and for the Rydex Dynamic Funds, which were launched the same year. In 2001, he was promoted to senior portfolio manager and group leader for Rydex's S&P 500-based funds, fixed-income funds and several sector funds. In this capacity, Mr. Flaig helped to advance Rydex's quantitative management abilities and process. In 2003, Mr. Flaig was promoted to director of investments. He is responsible for the investment objectives of all mutual funds and sub-advised accounts and is a member of Rydex's senior management team and its Investment Strategy Committee, which determines investment policy for all Rydex Funds. Mr. Flaig came to Rydex after more than seven years at Bankers Trust, where he was a trader in emerging markets currency derivatives. He holds a degree in management and finance from Purdue University.

JIM KING, CFA, joined Rydex in 1996 and was promoted to assistant portfolio manager in 1997. In 1998, he became a portfolio manager and was promoted in 2001 to senior portfolio manager. Mr. King has served as an interim director of equity trading and investment operations. Currently, Mr. King's team manages all of the Rydex leveraged and inverse funds, as well as Rydex Sector Rotation Fund. Mr. King is a member of Rydex's Investment Strategy Committee, which determines investment policy for all Rydex Funds. Prior to joining Rydex, he worked as a registered representative at DMG Securities. He holds a degree in finance from the University of Maryland.

Additional Information about the portfolio managers' compensation, other accounts managed by the portfolio managers, and the portfolio managers' ownership of securities in the Fund is available in the SAI.

OTC FUND
FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the Fund's financial performance for the period of the Fund's operations. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). The total returns do not reflect fees and charges imposed at the separate account level. This information has been audited by PricewaterhouseCoopers LLP. The Reports of Independent Registered Public Accounting Firm for each such period along with the Fund's financial statements and related notes, are included in the Annual Reports to Shareholders for such periods. The 2004 Annual Report is available upon request and without charge by calling 1-800-820-0888. The 2004 Annual Report is incorporated by reference in the SAI.

                                                        YEAR             YEAR             YEAR             YEAR             YEAR
                                                       ENDED            ENDED            ENDED            ENDED            ENDED
                                                DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                                        2004             2003             2002             2001             2000
--------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE--
  BEGINNING OF YEAR                             $      13.16     $       9.05     $      14.80     $      22.83     $      38.52
                                                ------------     ------------     ------------     ------------     ------------
  Net Investment Loss+                                  (.02)            (.13)            (.17)            (.23)            (.44)
  Net Realized and Unrealized Gains (Losses)
   on Securities                                        1.25             4.24            (5.58)           (7.80)          (13.50)
                                                ------------     ------------     ------------     ------------     ------------
  Net Increase (Decrease) in Net Asset
   Value Resulting from Operations                      1.23             4.11            (5.75)           (8.03)          (13.94)
  Distributions to Shareholders from:
   Net Realized Capital Gains                             --               --               --               --            (1.75)
                                                ------------     ------------     ------------     ------------     ------------
  Net Increase (Decrease) in Net Asset Value            1.23             4.11            (5.75)           (8.03)          (15.69)
                                                ------------     ------------     ------------     ------------     ------------
NET ASSET VALUE--END OF YEAR                    $      14.39     $      13.16     $       9.05     $      14.80     $      22.83
                                                ============     ============     ============     ============     ============
TOTAL INVESTMENT RETURN                                 9.35%           45.41%          (38.85)%         (35.17)%         (38.19)%
RATIOS TO AVERAGE NET ASSETS:
  Gross Expenses                                        1.47%            1.53%            1.74%            1.45%            1.46%
  Net Expenses                                          1.47%            1.53%            1.74%            1.45%            1.46%
  Net Investment Loss                                  (0.17)           (1.20)%          (1.58)%          (1.31)%          (1.23)%
SUPPLEMENTARY DATA:
  Portfolio Turnover Rate*                               418%             482%             183%             139%             324%
  Net Assets, End of Period (000's omitted)     $    191,476     $    127,836     $     77,635     $    164,619     $    420,674

+    CALCULATED USING THE AVERAGE DAILY SHARES OUTSTANDING FOR THE PERIOD.

* PORTFOLIO TURNOVER RATIO IS CALCULATED WITHOUT REGARD TO SHORT-TERM SECURITIES HAVING A MATURITY OF LESS THAN ONE YEAR.

BENCHMARK INFORMATION

NASDAQ (THE "INDEX PUBLISHER") DOES NOT SPONSOR, ENDORSE, SELL OR PROMOTE ANY RYDEX FUND AND MAKES NO REPRESENTATION OR WARRANTY, IMPLIED OR EXPRESS, TO THE INVESTORS IN THE FUND, OR ANY MEMBERS OF THE PUBLIC, REGARDING:

   -   THE ADVISABILITY OF INVESTING IN INDEX FUNDS;

   -   THE ABILITY OF ANY INDEX TO TRACK STOCK MARKET PERFORMANCE;

   - THE ACCURACY AND/OR THE COMPLETENESS OF THE AFOREMENTIONED INDICES OR ANY DATA INCLUDED THEREIN;

   - THE RESULTS TO BE OBTAINED BY ANY OF THE FUNDS, THE INVESTORS IN THE FUNDS, OR ANY PERSON OR ENTITY FROM THE USE OF THE INDICES OR DATA INCLUDED THEREIN; AND

   - THE MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE FOR USE WITH RESPECT TO THE INDICES OR ANY DATA INCLUDED THEREIN.

FURTHER, THE INDEX PUBLISHER DOES NOT:

   -   RECOMMEND THAT ANY PERSON INVEST IN THE FUNDS OR ANY OTHER SECURITIES;

   - HAVE ANY RESPONSIBILITY OR LIABILITY FOR OR MAKE ANY DECISIONS ABOUT THE TIMING, AMOUNT OR PRICING OF THE FUNDS;

   - HAVE ANY RESPONSIBILITY OR LIABILITY FOR THE ADMINISTRATION, MANAGEMENT OR MARKETING OF THE FUNDS;

   - CONSIDER THE NEEDS OF THE FUNDS OR THE INVESTORS IN THE FUNDS IN DETERMINING, COMPOSING OR CALCULATING THE INDEXES OR HAS ANY OBLIGATION TO DO SO;

   - WILL HAVE ANY LIABILITY IN CONNECTION WITH THE FUNDS OR FOR ANY ERRORS, OMISSIONS OR INTERRUPTIONS IN CONNECTION WITH THE INDEXES OR THE RELATED DATA;

   - WILL BE LIABLE FOR ANY LOST PROFITS OR INDIRECT PUNITIVE, SPECIAL OR CONSEQUENTIAL DAMAGES OR LOSSES, EVEN IF SUCH INDEX PUBLISHER KNOWS THAT THEY MIGHT OCCUR.

MORE INFORMATION ABOUT THE INDEX PUBLISHER IS LOCATED IN THE SAI.

                                       BC

Additional information about the Fund is included in the SAI dated May 1, 2005, which contains more detailed information about the Fund. The SAI has been filed with the SEC and is incorporated by reference into this Prospectus and, therefore, legally forms a part of this Prospectus. The SEC maintains the EDGAR database on its web site ("http://www.sec.gov") that contains the SAI, material incorporated by reference, and other information regarding registrants that file electronically with the SEC. You may also review and copy documents at the SEC Public Reference Room in Washington, D.C. (for information on the operation of the Public Reference Room, call 202.942.8090). You may request documents by mail from the SEC, upon payment of a duplication fee, by writing to: Securities and Exchange Commission, Public Reference Section, Washington, D.C. 20549-0102. You may also obtain this information, upon payment of a duplicating fee, by e-mailing the SEC at the following address: publicinfo@sec.gov.

You may obtain a copy of the SAI or the annual or semi-annual reports, without charge by calling 800.820.0888 or by writing to Rydex Variable Trust, at 9601 Blackwell Road, Suite 500, Rockville, Maryland 20850. Additional information about the Fund's investments is available in the annual and semi-annual reports. Also, in the Fund's annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year. Because shares of the Fund are available exclusively for variable annuity and variable life insurance products, the Trust does not provide its SAI and shareholder reports on its web site.

NO ONE HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY
REPRESENTATIONS NOT CONTAINED IN THIS PROSPECTUS OR IN THE TRUST'S SAI IN CONNECTION WITH THE OFFERING OF FUND SHARES. DO NOT RELY ON ANY SUCH INFORMATION OR REPRESENTATIONS AS HAVING BEEN AUTHORIZED BY THE TRUST OR RYDEX INVESTMENTS. THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFERING BY THE TRUST IN ANY JURISDICTION WHERE SUCH AN OFFERING IS NOT LAWFUL.

The Trust's SEC registration number is 811-08821.

A FAMILY OF FUNDS DESIGNED EXCLUSIVELY FOR FINANCIAL PROFESSIONALS AND SOPHISTICATED INVESTORS


[RYDEXINVESTMENTS ESSENTIAL FOR MODERN MARKETS(TM) LOGO]

9601 BLACKWELL ROAD
SUITE 500
ROCKVILLE, MD 20850
800.820.0888
WWW.RYDEXINVESTMENTS.COM                                             RVTP-1-5/05

THE RYDEX VARIABLE TRUST

PROSPECTUS
MAY 1, 2005


BENCHMARK FUNDS
NOVA

OTC


THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THE TRUST'S SHARES OR PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.


[RUDEXINVESTMENTS ESSENTIAL FOR MODERN MARKETS(TM) LOGO]

RYDEX VARIABLE TRUST

9601 Blackwell Road, Suite 500
Rockville, Maryland 20850

800.820.0888
301.296.5100

BENCHMARK FUNDS

Rydex Variable Trust (the "Trust") is a mutual fund complex offering professionally managed investment portfolios (the "Funds"). This Prospectus offers shares of the following Funds:

BENCHMARK FUNDS - Nova Fund and OTC Fund

Shares of the Funds are available exclusively for variable annuity and variable life insurance products. Variable life and variable annuity contract owners should also review the variable insurance contract prospectus prepared by their insurance company. Information about any variable insurance contract fees is included in the variable insurance contract prospectus.

RISKS OF INVESTING IN THE FUNDS

The value of the Funds may fluctuate. In addition, Fund shares:

-  MAY DECLINE IN VALUE AND YOU MAY LOSE MONEY

-  ARE NOT FEDERALLY INSURED

-  ARE NOT GUARANTEED BY ANY GOVERNMENT AGENCY

-  ARE NOT BANK DEPOSITS

-  ARE NOT GUARANTEED TO ACHIEVE THEIR OBJECTIVES

     TABLE OF CONTENTS

     BENCHMARK FUNDS
5    COMMON RISK/RETURN INFORMATION
6    NOVA FUND
8    OTC FUND

10   MORE INFORMATION ABOUT FUND INVESTMENTS AND RISK

12   PURCHASING AND REDEEMING SHARES

12   DIVIDENDS, DISTRIBUTIONS, AND TAXES

13   MANAGEMENT OF THE FUNDS

14   FINANCIAL HIGHLIGHTS

16   BENCHMARK INFORMATION

BC   ADDITIONAL INFORMATION

This page intentionally left blank.

RYDEX BENCHMARK FUNDS

NOVA FUND

OTC FUND

COMMON RISK/RETURN INFORMATION

INVESTMENT OBJECTIVES

Each Benchmark Fund seeks to provide investment results that either match or correlate to the performance of a specific benchmark.

PRINCIPAL RISKS

MARKET RISK - The Funds' value may fluctuate from day to day. Due to market conditions, Fund shares may decline in value causing you to lose money.

DERIVATIVES RISK - The Funds' use of derivatives such as futures, options and swap agreements to pursue their investment objectives may expose the Funds to additional risks that they would not be subject to if they invested directly in the securities underlying those derivatives. These risks may cause the Funds to experience higher losses than funds that do not use derivatives.

TRACKING ERROR RISK - The Advisor may not be able to cause a Fund's performance to match or exceed that of the Fund's benchmark, either on a daily or aggregate basis. In addition, because each Fund is tracking the performance of its benchmark on a daily basis, mathematical compounding may prevent a Fund from correlating with the monthly, quarterly, annual or other period performance of its benchmark. Tracking error may cause a Fund's performance to be less than you expect.

ACTIVE TRADING RISK - A significant portion of the assets of the Funds come from investors who take part in certain strategic and tactical asset allocation programs. The Funds anticipate that investors who take part in these programs may frequently redeem or exchange shares of the Funds, which may cause the Funds to experience high portfolio turnover. Higher portfolio turnover may result in the Funds paying higher levels of transaction costs and generating greater tax liabilities for shareholders. In addition, large movements of assets into and out of the Funds may negatively impact a Fund's ability to achieve its investment objective.

NON-DIVERSIFICATION RISK - Each Fund is considered non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single security could cause greater fluctuations in the value of Fund shares than would occur in a more diversified fund.

SWAP COUNTERPARTY CREDIT RISK - The Funds are subject to credit risk on the amount they expect to receive from swap agreement counterparties. If a swap counterparty defaults on its payment obligations to a Fund, this default will cause the value of your investment in the Fund to decrease.

EARLY CLOSING RISK - The Funds are subject to the risk that unanticipated early closings of securities exchanges will result in the Funds being unable to sell or buy securities on that day. If an exchange closes early on a day when a Fund needs to execute a high volume of securities trades late in a trading day, the Fund might incur substantial trading losses.

NOVA FUND
FUND INFORMATION

FUND OBJECTIVE

The Nova Fund seeks to provide investment results that match the performance of a specific benchmark on a daily basis. The Fund's current benchmark is 150% of the performance of the S&P 500(R) Index (the "underlying index").

If the Fund meets its objective, the value of the Fund's shares will tend to increase on a daily basis by 150% of the value of any increase in the underlying index. When the value of the underlying index declines, the value of the Fund's shares should also decrease on a daily basis by 150% of the value of any decrease in the underlying index (e.g., if the underlying index goes down by 5%, the value of the Fund's shares should go down by 7.5% on that day).

PRINCIPAL INVESTMENT STRATEGY

Unlike a traditional index fund, as its primary investment strategy, the Fund invests to a significant extent in leveraged instruments, such as futures contracts and options on securities, futures contracts, and stock indices, as well as equity securities and may enter into swap agreements. Futures and options contracts enable the Fund to pursue its objective without investing directly in the securities included in the underlying index, or in the same proportion that those securities are represented in the underlying index. On a day-to-day basis, to collateralize these futures and options contracts, the Fund holds U.S. Government securities or cash equivalents.

PRINCIPAL RISKS

In addition to the risks common to investing in any Benchmark Fund, the Nova Fund is subject to a number of other risks that may affect the value of its shares, including:

EQUITY RISK - The equity markets are volatile, and the value of the Fund's equity securities and equity derivatives, such as futures and options contracts, may fluctuate significantly from day to day. This volatility may cause the value of your investment in the Fund to decrease.

LEVERAGING RISK - The more the Fund invests in leveraged instruments, the more this leverage will magnify any losses on those investments. Leverage will also have the effect of magnifying tracking error risk.

FUND PERFORMANCE AND FEE INFORMATION

PERFORMANCE

The bar chart and table below show the performance of the Nova Fund both year by year and as an average over different periods of time. For investment activity prior to November 1998, the Fund's performance reflected insurance-related charges that had the effect of reducing returns. Subsequent periods do not reflect insurance charges which, if reflected, would similarly have the effect of reducing returns. The variability of performance over time provides an indication of the risks of investing in the Fund. Of course, this past performance does not necessarily indicate how the Fund will perform in the future.

[CHART]

1998    30.06%
1999    23.28%
2000   -20.30%
2001   -23.58%
2002   -35.72%
2003    39.19%
2004    14.62%

DURING THE PERIOD SHOWN IN THE BAR CHART, THE HIGHEST RETURN FOR A QUARTER WAS 31.57% (QUARTER ENDED DECEMBER 31, 1998) AND THE LOWEST RETURN FOR A QUARTER WAS -26.76% (QUARTER ENDED SEPTEMBER 30, 2002).

AVERAGE ANNUAL TOTAL RETURN (FOR PERIODS ENDING DECEMBER 31, 2004)(1)

                                                            NOVA FUND           S&P 500 INDEX(2)
------------------------------------------------------------------------------------------------
PAST ONE YEAR                                                14.62%                 10.89%
PAST FIVE YEARS                                              -8.98%                 -2.30%
SINCE INCEPTION (05/07/97)                                    2.66%                  6.91%

(1) THESE FIGURES ASSUME THE REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS.
(2) THE S&P 500(R) INDEX IS AN UNMANAGED CAPITALIZATION-WEIGHTED INDEX COMPOSED OF 500 COMMON STOCKS, WHICH ARE CHOSEN BY THE STANDARD & POOR'S CORPORATION (S&P) ON A STATISTICAL BASIS. RETURNS REFLECT NO DEDUCTION FOR FEES, EXPENSES OR TAXES.

FEES AND EXPENSES OF THE FUND

This table and example are designed to assist you in understanding the fees and expenses that you may pay as an investor in the shares.

OWNERS OF VARIABLE ANNUITY AND INSURANCE CONTRACTS THAT INVEST IN THE FUND SHOULD REFER TO THE VARIABLE INSURANCE CONTRACT PROSPECTUS FOR A DESCRIPTION OF FEES AND EXPENSES, AS THE TABLE AND EXAMPLE DO NOT REFLECT DEDUCTIONS AT THE SEPARATE ACCOUNT LEVEL OR CONTRACT LEVEL FOR ANY CHARGES THAT MAY BE INCURRED UNDER A CONTRACT. IF THE TABLE AND EXAMPLE WERE TO REFLECT THE DEDUCTION OF INSURANCE CHARGES, FEES AND EXPENSES WOULD BE HIGHER.

SHAREHOLDER FEES                                                                          NONE
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
  MANAGEMENT FEES                                                                         0.75%
  DISTRIBUTION (12b-1) FEES                                                               NONE
  OTHER EXPENSES                                                                          0.71%
TOTAL ANNUAL FUND OPERATING EXPENSES                                                      1.46%

EXAMPLE

This Example is intended to help you compare the cost of investing in the shares of the Nova Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                        1 YEAR                  3 YEARS                 5 YEARS               10 YEARS
------------------------------------------------------------------------------------------------------
                        $ 153                    $ 476                   $ 822                 $ 1,796

OTC FUND

FUND INFORMATION

FUND OBJECTIVE

The OTC Fund seeks to provide investment results that correspond to a benchmark for over-the-counter securities. The Fund's current benchmark is the Nasdaq 100 Index(R) (the "underlying index").

If the Fund meets its objective, the value of the Fund's shares should increase on a daily basis by the amount of any increase in the value of the underlying index. However, when the value of the underlying index declines, the value of the Fund's shares should also decrease on a daily basis by the amount of the decrease in value of the underlying index.

PRINCIPAL INVESTMENT STRATEGY

The Fund invests principally in securities of companies included in the underlying index. It also may invest in other instruments whose performance is expected to correspond to that of the underlying index, and may engage in futures and options transactions and enter into swap agreements. The Fund may also purchase U.S. Government securities.

PRINCIPAL RISKS

In addition to the risks common to investing in any Benchmark Fund, the OTC Fund is subject to a number of other risks that may affect the value of its shares, including:

EQUITY RISK - The equity markets are volatile, and the value of the Fund's equity securities and equity derivatives, such as futures and options contracts, may fluctuate significantly from day to day. This volatility may cause the value of your investment in the Fund to decrease.

CONCENTRATION RISK - To the extent that the underlying index is currently concentrated in issuers conducting business in the technology sector, the Fund's investments in those issuers are subject to legislative or regulatory changes, adverse market conditions and/or increased competition affecting that economic sector. The prices of the securities of technology companies may fluctuate widely due to competitive pressures, increased sensitivity to short product cycles and aggressive pricing, problems relating to bringing their products to market, very high price/earnings ratios, and high personnel turnover due to severe labor shortages for skilled technology professionals.

FUND PERFORMANCE AND FEE INFORMATION

PERFORMANCE

The bar chart and table below show the performance of the OTC Fund both year by year and as an average over different periods of time. For investment activity prior to November 1998, the Fund's performance reflected insurance-related charges that had the effect of reducing returns. Subsequent periods do not reflect insurance charges which, if reflected, would similarly have the effect of reducing returns. The variability of performance over time provides an indication of the risks of investing in the Fund. Of course, this past performance does not necessarily indicate how the Fund will perform in the future.

[CHART]

1998     83.76%
1999    101.32%
2000    -38.19%
2001    -35.17%
2002    -38.85%
2003     45.41%
2004      9.35%

DURING THE PERIOD SHOWN IN THE BAR CHART, THE HIGHEST RETURN FOR A QUARTER WAS 53.10% (QUARTER ENDED DECEMBER 31, 1999) AND THE LOWEST RETURN FOR A QUARTER WAS -37.14% (QUARTER ENDED SEPTEMBER 30, 2001).

AVERAGE ANNUAL TOTAL RETURN (FOR PERIODS ENDING DECEMBER 31, 2004)(1)

                                                            OTC FUND           NASDAQ 100 INDEX(2)
--------------------------------------------------------------------------------------------------
PAST ONE YEAR                                                  9.35%                 10.43%
PAST FIVE YEARS                                              -17.18%                -15.25%
SINCE INCEPTION (05/07/97)                                     5.76%                  7.85%

(1) THESE FIGURES ASSUME THE REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS.
(2) THE NASDAQ 100 INDEX(R) IS AN UNMANAGED MODIFIED CAPITALIZATION-WEIGHTED INDEX COMPOSED OF 100 OF THE LARGEST NON-FINANCIAL COMPANIES LISTED ON THE NASDAQ STOCK MARKET, INC. ("NASDAQ"). RETURNS REFLECT NO DEDUCTIONS FOR FEES, EXPENSES OR TAXES.

FEES AND EXPENSES OF THE FUND

This table and example are designed to assist you in understanding the fees and expenses that you may pay as an investor in the shares.

OWNERS OF VARIABLE ANNUITY AND INSURANCE CONTRACTS THAT INVEST IN THE FUND SHOULD REFER TO THE VARIABLE INSURANCE CONTRACT PROSPECTUS FOR A DESCRIPTION OF FEES AND EXPENSES, AS THE TABLE AND EXAMPLE DO NOT REFLECT DEDUCTIONS AT THE SEPARATE ACCOUNT LEVEL OR CONTRACT LEVEL FOR ANY CHARGES THAT MAY BE INCURRED UNDER A CONTRACT. IF THE TABLE AND EXAMPLE WERE TO REFLECT THE DEDUCTION OF INSURANCE CHARGES, FEES AND EXPENSES WOULD BE HIGHER.

SHAREHOLDER FEES                                                                         NONE
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
   MANAGEMENT FEES                                                                       0.75%
   DISTRIBUTION (12b-1) FEES                                                             NONE
   OTHER EXPENSES                                                                        0.72%
TOTAL ANNUAL FUND OPERATING EXPENSES                                                     1.47%

EXAMPLE

This Example is intended to help you compare the cost of investing in the shares of the OTC Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                        1 YEAR                  3 YEARS                 5 YEARS               10 YEARS
------------------------------------------------------------------------------------------------------
                        $ 154                    $ 479                   $ 827                 $ 1,807

MORE INFORMATION ABOUT FUND
INVESTMENTS AND RISK

THE BENCHMARK FUNDS' INVESTMENT OBJECTIVES

The Benchmark Funds' objective is to provide investment results that match the performance of a specific benchmark on a daily basis. The investment objective of each Fund is non-fundamental and may be changed without shareholder approval.

The current benchmark used by each Fund is set forth below:

FUND                                                  BENCHMARK
-----------------------------------------------------------------------------------------------------
NOVA FUND                                             150% OF THE PERFORMANCE OF THE S&P 500(R) INDEX

OTC FUND                                              THE NASDAQ 100 INDEX(R)


A BRIEF GUIDE TO THE BENCHMARKS.

THE S&P 500(R) INDEX. The S&P 500(R) Index is a capitalization-weighted index composed of 500 common stocks, which are chosen by the Standard & Poor's Corporation ("S&P") on a statistical basis.

THE NASDAQ 100 INDEX(R). The Nasdaq 100 Index(R) is a modified capitalization-weighted index composed of 100 of the largest non-financial companies listed on the Nasdaq Stock Market, Inc. ("Nasdaq").

UNDERSTANDING COMPOUNDING & THE EFFECT OF LEVERAGE

It is important to understand the effects of compounding when investing in any mutual fund, especially funds which use leverage as part of their investment strategy. The following simple examples provide an illustration:

          EXAMPLE A: Assume you invest $100 in Fund A, a typical index fund that seeks to match the performance of its underlying index. If the index increases 10% on day one, the value of the your shares in Fund A would be expected to increase $10 (10% of $100) to $110. The next day, if the index decreases 10%, the value of your shares in Fund A would be expected to decrease $11 (10% of $110) to $99.

          EXAMPLE B: Assume you invested $100 in Fund B, a fund that seeks to return 150% of the performance of the same index. On day one, the value of your shares in Fund B would be expected to increase $15 (15% of $100) to $115. On day two, however, the value of your shares in the leveraged fund would be expected to decrease $17.25 (15% of $115) to $97.75.

Because of the effect of compounding, in each case the value of your investment declined even though the index went up 10% on day one and down 10% on day two. However, the effect of compounding was more pronounced when combined with leverage (Example B). In addition, because of the effect of compounding, the performance of a leveraged fund is more likely to match the performance of its underlying index on a daily basis than over an extended period of time.

ADVISOR'S INVESTMENT METHODOLOGY

Rydex Investments (the "Advisor"), develops and implements structured investment strategies designed to achieve each Fund's objective.

The Advisor uses quantitative methods to construct portfolios that correlate highly with their respective benchmarks. Statistical techniques are then used to determine the optimal mix of assets for each Fund. The Advisor places particular emphasis on controlling risk relative to each Fund's benchmark or market sector in order to maintain consistency and predictability.

The Advisor does not engage in temporary defensive investing, keeping each Fund fully invested in all market environments.

BENCHMARK FUNDS. The Advisor's primary objective for the Benchmark Funds is to correlate with the performance of the index underlying each Fund's benchmark. The Nova Fund is invested to achieve returns that exceed the returns of the index underlying its benchmark. These leveraged returns are achieved not by borrowing, but by the use of futures and other instruments that simulate leveraged returns without requiring a commitment of cash in excess of the Fund's assets.

OTHER INVESTMENT PRACTICES AND STRATEGIES

Please see the statement of additional information (the "SAI") for a more complete list of portfolio investment strategies, permitted investments and related risks.

RISKS OF INVESTING IN THE FUNDS

As indicated below, the Funds are subject to a number of risks that may affect the value of Fund shares.

EQUITY RISK - The Funds may invest in public and privately issued equity securities, including common and preferred stocks, warrants, and rights, as well as instruments that attempt to track the price movement of equity indices. Investments in equity securities and equity derivatives in general are subject to market risks that may cause their prices to fluctuate over time. The value of securities convertible into equity securities, such as warrants or convertible debt, is also affected by prevailing interest rates, the credit quality of the issuer and any call provision. Fluctuations in the value of equity securities in which the Funds invest will cause the net asset value of the Funds to fluctuate. Historically, the equity markets have moved in cycles, and the value of the Fund's equity securities and equity derivatives may fluctuate drastically from day to day. Because of their link to the equity markets and use of leverage, an investment in the Funds may be more suitable for long-term investors who can bear the risk of short-term principal fluctuations, which at times may be significant.

NON-DIVERSIFICATION RISK - Since each Fund is non-diversified, each Fund may invest in the securities of a limited number of issuers. To the extent that a Fund invests a significant percentage of its assets in a limited number of issuers, the Fund is subject to the risks of investing in those few issuers, and may be more susceptible to a single adverse economic or regulatory occurrence.

INDUSTRY CONCENTRATION RISK (OTC FUND) - None of the Benchmark Funds will invest 25% or more of the value of a Fund's total assets in the securities of one or more issuers conducting their principal business activities in the same industry or group of industries; except that, to the extent the index underlying a Fund's benchmark is concentrated in a particular industry, a Fund will necessarily be concentrated in that industry. Currently, the index underlying the OTC Fund's benchmark -- the Nasdaq 100 Index(R) -- is concentrated in technology companies. The risk of concentrating Fund investments in a limited number of issuers conducting business in the same industry or group of industries is that a Fund will be more susceptible to the risks that are associated with that industry or group of industries than a fund that does not concentrate its investments.

TRACKING ERROR RISK - Tracking error risk refers to the risk that the Benchmark Funds' returns may not match or correlate to the returns of their respective benchmarks on either a daily or aggregate basis. Factors such as Fund expenses, imperfect correlation between the Funds' investments and those of their benchmarks, rounding of share prices, changes to the benchmark, regulatory policies, high portfolio turnover rate and leverage all contribute to tracking error.

TRADING HALT RISK - The Funds typically may hold short-term options and futures contracts. The major exchanges on which these contracts are traded, such as the Chicago Mercantile Exchange ("CME"), have established limits on how much an option or futures contract may decline over various time periods within a day. If an option or futures contract's price declines more than the established limits, trading on the exchange is halted on that instrument. If a trading halt occurs, the Fund may temporarily be unable to purchase or sell options or futures contracts. Such a trading halt near the time the Fund prices its shares may limit the Fund's ability to use leverage and may prevent the Fund from achieving its investment objective. In such an event, a Fund also may be required to use a "fair-value" method to price its outstanding contracts.

FUTURES AND OPTIONS RISK - The Funds may invest a percentage of their assets in futures and options contracts. The Funds may use futures contracts and related options for bona fide hedging purposes to offset changes in the value of securities held or expected to be acquired. They may also be used to gain exposure to a particular market or instrument, to create a synthetic money market position, and for certain other tax-related purposes. The Funds will only enter into futures contracts traded on a national futures exchange or board of trade. Futures and options contracts are described in more detail below:

          FUTURES CONTRACTS - Futures contracts and options on futures contracts provide for the future sale by one party and purchase by another party of a specified amount of a specific security at a specified future time and at a specified price. An option on a futures contract gives the purchaser the right, in exchange for a premium, to assume a position in a futures contract at a specified exercise price during the term of the option. Index futures are futures contracts for various indices that are traded on registered securities exchanges.

          OPTIONS - The buyer of an option acquires the right to buy (a call option) or sell (a put option) a certain quantity of a security (the underlying security) or instrument at a certain price up to a specified point in time. The seller or writer of an option is obligated to sell (a call option) or buy (a put option) the underlying security. When writing (selling) call options on securities, the Funds may cover its position by owning the underlying security on which the option is written or by owning a call option on the underlying security. Alternatively, the Funds may cover its position by maintaining in a segregated account cash or liquid securities equal in value to the exercise price of the call option written by the Funds.

     The risks associated with the Funds' use of futures and options contracts include:

     - A Fund experiencing losses over certain ranges in the market that exceed losses experienced by a fund that does not use futures contracts and options.

     - There may be an imperfect correlation between the changes in market value of the securities held by a Fund and the prices of futures and options on futures.

     - Although the Funds will only purchase exchange-traded futures, due to market conditions there may not always be a liquid secondary market for a futures contract or option. As a result, the Funds may be unable to close out their futures contracts at a time that is advantageous.

     - Trading restrictions or limitations may be imposed by an exchange, and government regulations may restrict trading in futures contracts and options.

     - Because option premiums paid or received by the Funds are small in relation to the market value of the investments underlying the options, buying and selling put and call options can be more speculative than investing directly in securities.

EARLY CLOSING RISK - The normal close of trading of securities on the Nasdaq and the New York Stock Exchange ("NYSE") is 4:00 p.m., Eastern Time. Unanticipated early closings may result in a Fund being unable to sell or buy securities on that day. If an exchange closes early on a day when one or more of the Funds needs to execute a high volume of securities trades late in a trading day, a Fund might incur substantial trading losses.

SWAP COUNTERPARTY CREDIT RISK - The Funds may enter into equity index or interest rate swap agreements for purposes of attempting to gain exposure to a particular group of stocks or to an index of stocks without actually purchasing those stocks, or to hedge a position. The Funds will use short-term swap agreements to exchange the returns (or differentials in rates of return) earned or realized in particular predetermined investments or instruments. A Fund will not enter into any swap agreement unless the Advisor believes that the other party to the transaction is creditworthy. The use of equity swaps involves risks that are different from those associated with ordinary portfolio securities transactions. Swap agreements may be considered to be illiquid. A Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty.

PORTFOLIO HOLDINGS

A description of the Funds' policies and procedures with respect to the disclosure of Fund portfolio securities is available in the SAI.

PURCHASING AND REDEEMING SHARES

Shares of the Funds are offered continuously. Investors may buy shares on any day that the NYSE is open for business (a "Business Day"). On any day that the New York Fed or the NYSE closes early, the principal government securities and corporate bond markets close early (such as on days in advance of holidays generally observed by participants in these markets), or as permitted by the SEC, the Funds reserve the right to advance the time on that day NAV is calculated and, correspondingly, the time by which purchase and redemption orders must be received.

Shares of each Fund can be purchased only by insurance companies for their separate accounts to fund variable life insurance and variable annuity contracts. All orders for the purchase of shares are subject to acceptance or rejection by the Trust. An insurance company purchases and redeems shares of each Fund based on, among other things, the amount of net contract premiums or purchase payments allocated to a separate account investment division, transfers to or from a separate account investment division, contract loans and repayments, contract withdrawals and surrenders, and benefit payments, at the Fund's net asset value per share calculated as of that same day.

All redemption requests will be processed and payment with respect thereto will be made within seven days after tender. With respect to each Fund, Rydex may suspend your right to redeem your shares during times when trading on the NYSE is suspended or restricted, or otherwise as permitted by the SEC. The Funds reserve the right to pay part of your redemption proceeds in liquid securities with a market value equal to the redemption price.

FREQUENT PURCHASES AND REDEMPTIONS OF FUND SHARES

The Benchmark Funds are designed and operated to accommodate frequent trading by shareholders, and therefore, unlike most mutual funds, the Funds offer unlimited exchange privileges with no minimum holding periods or transaction fees. A significant portion of the assets of the Funds come from investors who take part in certain strategic and tactical asset allocation programs. The Funds anticipate that investors who take part in these programs may frequently redeem or exchange shares of the Funds, which may cause the Funds to experience high portfolio turnover. Higher portfolio turnover may result in the Funds paying higher levels of transaction costs. In addition, large movements of assets into and out of the Funds may negatively impact a Fund's ability to achieve its investment objective.

NET ASSET VALUE

The price per share (the offering price) will be the NAV next determined after your purchase order is received by the Trust. You may also redeem all or any portion of your Fund shares at the next determined NAV after receipt of the redemption request. NAV is calculated by (1) taking the current market value of a Fund's total assets, (2) subtracting the liabilities, and (3) dividing that amount by the total number of shares owned by shareholders. For each Fund, the NAV is calculated once each Business Day as of the close of the NYSE (currently, 4:00 p.m., Eastern Time). If the exchange or market where a Fund's securities or other investments are primarily traded closes early -- such as on days in advance of holidays generally observed by participants in these markets -- the NAV may be calculated earlier in accordance with the policies set forth in the Funds' SAI. These dates are listed in the SAI.

In calculating NAV, each Fund generally values its investment portfolio based on the market price of the securities as of the time the Fund determines NAV. If market prices are unavailable or the Funds think that they are unreliable, such as instances where the value of a security has been materially affected by events occurring after the market closes, the Funds price those securities at fair value as determined in good faith using methods approved by the Board of Trustees.

The use of fair valuation in pricing a security involves the consideration of a number of subjective factors and therefore, is susceptible to the unavoidable risk that the valuation may be higher or lower than the price at which the security might actually trade if a reliable market price were readily available.

TO RECEIVE THE CURRENT BUSINESS DAY'S NAV, VARIABLE LIFE AND VARIABLE ANNUITY ACCOUNT INVESTORS SHOULD CONSULT THEIR SEPARATE ACCOUNT PROSPECTUS.

DIVIDENDS, DISTRIBUTIONS, AND TAXES

DIVIDENDS AND DISTRIBUTIONS

Income dividends and capital gain distributions, if any, are paid at least annually by each of the Funds. If you own Fund shares on a Fund's record date, you will be entitled to receive the dividend. The Trust, however, may declare a special capital gains distribution if the Board of Trustees believe that such a distribution would be in the best interest of the shareholders of a Fund.

TAXES

The following is a summary of some important tax issues that affect the Funds and their shareholders. The summary is based on current tax laws, which may be changed by legislative, judicial or administrative action. The Trust has not tried to present a detailed explanation of the tax treatment of the Funds, or the tax consequences of an investment in the Funds. MORE INFORMATION ABOUT TAXES IS LOCATED IN THE SAI. YOU ARE URGED TO CONSULT YOUR TAX ADVISER REGARDING SPECIFIC QUESTIONS AS TO FEDERAL, STATE AND LOCAL INCOME TAXES APPLICABLE TO YOUR INVESTMENT.

TAX STATUS OF EACH FUND

Each Fund is treated as a separate entity for federal tax purposes, and intends to qualify for the special tax treatment afforded regulated investment companies. As long as a Fund qualifies as a regulated investment company, it pays no federal income tax on the earnings it distributes to shareholders.

Special tax rules apply to life insurance companies, variable annuity contracts and variable life insurance contracts. Net investment income and net realized capital gains that a Fund distributes are not currently taxable when left to accumulate within a variable annuity or variable life insurance contract or under a qualified pension or retirement plan.

For information on federal income taxation of a life insurance company with respect to its receipt of distributions from a Fund and federal income taxation of owners variable annuity or variable life insurance contracts, refer to the contract prospectus.

MANAGEMENT OF THE FUNDS

INVESTMENT ADVISOR

Rydex Investments (The "Advisor"), 9601 Blackwell Road, Suite 500, Rockville, Maryland 20850, serves as investment adviser and manager of the Funds. The Advisor has served as the investment adviser of the Rydex Funds for over 10 years, and serves as sub-adviser to several other mutual funds.

The Advisor makes investment decisions for the assets of the Funds and continuously reviews, supervises, and administers each Fund's investment program. The Board of Trustees of the Trust supervise the Advisor and establish policies that the Advisor must follow in its day-to-day management activities. Under an investment advisory agreement between the Trust and the Advisor, the Funds paid the Advisor a fee at an annualized rate for the fiscal year ended December 31, 2004, based on the average daily net assets for each Fund, as set forth below:

FUND                                                        ADVISORY FEE
------------------------------------------------------------------------
NOVA                                                            .75%

OTC                                                             .75%


The Advisor bears all of its own costs associated with providing these advisory services and the expenses of the Board of Trustees that are affiliated with the Advisor. The Advisor may make payments from its own resources to insurance companies, broker-dealers and other financial institutions in connection with the sale of Fund shares.

PORTFOLIO MANAGEMENT

The Funds are managed by a team of investment professionals. The following portfolio managers are jointly and primarily responsible for the day-to-day management of the Funds.

MICHAEL P. BYRUM, CFA, has been associated with Rydex Investments since the Advisor was founded in 1993. Mr. Byrum was named the President of Rydex Investments in 2004 and has served as Chief Investment Officer of Rydex Investments since 2000. During this time, he has played a key role in the development of the firm's investment strategies and product offerings. As Senior Portfolio Manager, Mr. Byrum was instrumental in the launch of the OTC, Precious Metals, U.S. Government Bond, Ursa and Arktos Funds, and helped to create the Rydex Sector Funds. He was named Vice President of Portfolio for Rydex Investments in 1998, and Executive Vice President in 2000. Prior to joining Rydex, Mr. Byrum worked for Money Management Associates, the investment adviser for Rushmore Funds, Inc. He holds a degree in finance from Miami University of Ohio.

WILLIAM E. FLAIG, JR., joined Rydex in January 2000 to manage the Large-Cap Europe and Large-Cap Japan Funds. Mr. Flaig has been instrumental in the development of derivative strategies for these Funds and for the Rydex Dynamic Funds, which were launched the same year. In 2001, he was promoted to senior portfolio manager and group leader for Rydex's S&P 500-based funds, fixed-income funds and several sector funds. In this capacity, Mr. Flaig helped to advance Rydex's quantitative management abilities and process. In 2003, Mr. Flaig was promoted to director of investments. He is responsible for the investment objectives of all mutual funds and sub-advised accounts and is a member of Rydex's senior management team and its Investment Strategy Committee, which determines investment policy for all Rydex Funds. Mr. Flaig came to Rydex after more than seven years at Bankers Trust, where he was a trader in emerging markets currency derivatives. He holds a degree in management and finance from Purdue University.

JIM KING, CFA, joined Rydex in 1996 and was promoted to assistant portfolio manager in 1997. In 1998, he became a portfolio manager and was promoted in 2001 to senior portfolio manager. Mr. King has served as an interim director of equity trading and investment operations. Currently, Mr. King's team manages all of the Rydex leveraged and inverse funds, as well as Rydex Sector Rotation Fund. Mr. King is a member of Rydex's Investment Strategy Committee, which determines investment policy for all Rydex Funds. Prior to joining Rydex, he worked as a registered representative at DMG Securities. He holds a degree in finance from the University of Maryland.

Additional Information about the portfolio managers' compensation, other accounts managed by the portfolio managers, and the portfolio managers' ownership of securities in the Funds is available in the SAI.

NOVA FUND
FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the Funds' financial performance for the period of each Fund's operations. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in a Fund (assuming reinvestment of all dividends and distributions). The total returns do not reflect fees and charges imposed at the separate account level. This information has been audited by PricewaterhouseCoopers LLP. The Reports of Independent Registered Public Accounting Firm for each such period along with the Funds' financial statements and related notes, are included in the Annual Reports to Shareholders for such periods. The 2004 Annual Report is available upon request and without charge by calling 1-800-820-0888. The 2004 Annual Report is incorporated by reference in the SAI.

                                                        YEAR            YEAR            YEAR             YEAR             YEAR
                                                       ENDED           ENDED           ENDED            ENDED            ENDED
                                                DECEMBER 31,    DECEMBER 31,    DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                                        2004            2003            2002             2001             2000
------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE--
  BEGINNING OF YEAR                             $       7.21    $       5.18    $       8.67     $      13.88     $      18.57
                                                ------------    ------------    ------------     ------------     ------------
  Net Investment Income (Loss)+                          .03             .01            (.01)             .30              .74
  Net Realized and Unrealized Gains (Losses)
   on Securities                                        1.02            2.02           (3.07)           (3.81)           (4.16)
                                                ------------    ------------    ------------     ------------     ------------
  Net Increase (Decrease) in Net Asset Value
   Resulting from Operations                            1.05            2.03           (3.08)           (3.51)           (3.42)
  Distributions to Shareholders from:
   Net Investment Income                                 (--)~            --            (.41)           (1.70)            (.15)
   Net Realized Capital Gains                             --              --              --               --            (1.12)
   Total Distributions                                   (--)~            --            (.41)           (1.70)           (1.27)
                                                ------------    ------------    ------------     ------------     ------------
  Net Increase (Decrease) in Net Asset Value            1.05            2.03           (3.49)           (5.21)           (4.69)
                                                ------------    ------------    ------------     ------------     ------------
NET ASSET VALUE--END OF YEAR                    $       8.26    $       7.21    $       5.18     $       8.67     $      13.88
                                                ============    ============    ============     ============     ============
TOTAL INVESTMENT RETURN                                14.62%          39.19%         (35.72)%         (23.58)%         (20.30)%
RATIOS TO AVERAGE NET ASSETS:
  Gross Expenses                                        1.46%           1.54%           1.72%            1.45%            1.42%
  Net Expenses                                          1.46%           1.54%           1.72%            1.45%            1.42%
  Net Investment Income                                 0.41%           0.09%          (0.14)%           2.61%            4.45%
SUPPLEMENTARY DATA:
  Portfolio Turnover Rate*                               654%            729%            570%               0%               0%
  Net Assets, End of Period (000's omitted)     $    130,200    $     81,816    $     34,017     $     60,941     $    178,118

+  CALCULATED USING THE AVERAGE DAILY SHARES OUTSTANDING FOR THE PERIOD.

* PORTFOLIO TURNOVER RATIO IS CALCULATED WITHOUT REGARD TO SHORT-TERM SECURITIES HAVING A MATURITY OF LESS THAN ONE YEAR.

~  LESS THAN $.01 PER SHARE. ACTUAL AMOUNT = $.003782097.

OTC FUND
FINANCIAL HIGHLIGHTS

                                                        YEAR             YEAR             YEAR             YEAR             YEAR
                                                       ENDED            ENDED            ENDED            ENDED            ENDED
                                                DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                                        2004             2003             2002             2001             2000
--------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE--
  BEGINNING OF YEAR                             $      13.16     $       9.05     $      14.80     $      22.83     $      38.52
                                                ------------     ------------     ------------     ------------     ------------
  Net Investment Loss+                                  (.02)            (.13)            (.17)            (.23)            (.44)
  Net Realized and Unrealized Gains (Losses)
   on Securities                                        1.25             4.24            (5.58)           (7.80)          (13.50)
                                                ------------     ------------     ------------     ------------     ------------
  Net Increase (Decrease) in Net Asset
    Value Resulting from Operations                     1.23             4.11            (5.75)           (8.03)          (13.94)
  Distributions to Shareholders from:
    Net Realized Capital Gains                            --               --               --               --            (1.75)
                                                ------------     ------------     ------------     ------------     ------------
  Net Increase (Decrease) in Net Asset Value            1.23             4.11            (5.75)           (8.03)          (15.69)
                                                ------------     ------------     ------------     ------------     ------------
NET ASSET VALUE--END OF YEAR                    $      14.39     $      13.16     $       9.05     $      14.80     $      22.83
                                                ============     ============     ============     ============     ============
TOTAL INVESTMENT RETURN                                 9.35%           45.41%          (38.85)%         (35.17)%         (38.19)%
RATIOS TO AVERAGE NET ASSETS:
  Gross Expenses                                        1.47%            1.53%            1.74%            1.45%            1.46%
  Net Expenses                                          1.47%            1.53%            1.74%            1.45%            1.46%
  Net Investment Loss                                  (0.17)           (1.20)%          (1.58)%          (1.31)%          (1.23)%
SUPPLEMENTARY DATA:
  Portfolio Turnover Rate*                               418%             482%             183%             139%             324%
  Net Assets, End of Period (000's omitted)     $    191,476     $    127,836     $     77,635     $    164,619     $    420,674

+  CALCULATED USING THE AVERAGE DAILY SHARES OUTSTANDING FOR THE PERIOD.

* PORTFOLIO TURNOVER RATIO IS CALCULATED WITHOUT REGARD TO SHORT-TERM SECURITIES HAVING A MATURITY OF LESS THAN ONE YEAR.

BENCHMARK INFORMATION

STANDARD & POOR'S CORP. AND NASDAQ (THE "INDEX PUBLISHERS") DO NOT SPONSOR, ENDORSE, SELL OR PROMOTE ANY RYDEX FUND AND MAKE NO REPRESENTATION OR WARRANTY, IMPLIED OR EXPRESS, TO THE INVESTORS IN THE FUNDS, OR ANY MEMBERS OF THE PUBLIC,
REGARDING:

     - THE ADVISABILITY OF INVESTING IN INDEX FUNDS;

     - THE ABILITY OF ANY INDEX TO TRACK STOCK MARKET PERFORMANCE;

     - THE ACCURACY AND/OR THE COMPLETENESS OF THE AFOREMENTIONED INDICES OR ANY DATA INCLUDED THEREIN;

     - THE RESULTS TO BE OBTAINED BY ANY OF THE FUNDS, THE INVESTORS IN THE FUNDS, OR ANY PERSON OR ENTITY FROM THE USE OF THE INDICES OR DATA INCLUDED THEREIN; AND

     - THE MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE FOR USE WITH RESPECT TO THE INDICES OR ANY DATA INCLUDED THEREIN.

FURTHER, NONE OF THE INDEX PUBLISHERS:

     - RECOMMEND THAT ANY PERSON INVEST IN THE FUNDS OR ANY OTHER SECURITIES;

     - HAVE ANY RESPONSIBILITY OR LIABILITY FOR OR MAKE ANY DECISIONS ABOUT THE TIMING, AMOUNT OR PRICING OF THE FUNDS;

     - HAVE ANY RESPONSIBILITY OR LIABILITY FOR THE ADMINISTRATION, MANAGEMENT OR MARKETING OF THE FUNDS;

     - CONSIDER THE NEEDS OF THE FUNDS OR THE INVESTORS IN THE FUNDS IN DETERMINING, COMPOSING OR CALCULATING THE INDEXES OR HAS ANY OBLIGATION TO DO SO;

     - WILL HAVE ANY LIABILITY IN CONNECTION WITH THE FUNDS OR FOR ANY ERRORS, OMISSIONS OR INTERRUPTIONS IN CONNECTION WITH THE INDEXES OR THE RELATED DATA;

     - WILL BE LIABLE FOR ANY LOST PROFITS OR INDIRECT PUNITIVE, SPECIAL OR CONSEQUENTIAL DAMAGES OR LOSSES, EVEN IF SUCH INDEX PUBLISHER KNOWS THAT THEY MIGHT OCCUR.

"STANDARD & POOR'S(R)," "S&P(R)," "S&P 500(R)," "STANDARD & POOR'S 500" AND "500" ARE TRADEMARKS OF THE MCGRAW-HILL COMPANIES, INC. AND HAVE BEEN LICENSED FOR USE BY RYDEX INVESTMENTS. THE RYDEX FUNDS ARE NOT SPONSORED, ENDORSED, SOLD OR PROMOTED BY STANDARD & POOR'S AND STANDARD & POOR'S MAKES NO REPRESENTATION REGARDING THE ADVISABILITY OF INVESTING IN THE RYDEX FUNDS.

MORE INFORMATION ABOUT THE INDEX PUBLISHERS IS LOCATED IN THE SAI.

                                       BC

Additional information about the Funds is included in the SAI dated May 1, 2005, which contains more detailed information about the Funds. The SAI has been filed with the SEC and is incorporated by reference into this Prospectus and, therefore, legally forms a part of this Prospectus. The SEC maintains the EDGAR database on its web site ("http://www.sec.gov") that contains the SAI, material incorporated by reference, and other information regarding registrants that file electronically with the SEC. You may also review and copy documents at the SEC Public Reference Room in Washington, D.C. (for information on the operation of the Public Reference Room, call 202.942.8090). You may request documents by mail from the SEC, upon payment of a duplication fee, by writing to: Securities and Exchange Commission, Public Reference Section, Washington, D.C. 20549-0102. You may also obtain this information, upon payment of a duplicating fee, by e-mailing the SEC at the following address: publicinfo@sec.gov.

You may obtain a copy of the SAI or the annual or semi-annual reports, without charge by calling 800.820.0888 or by writing to Rydex Variable Trust, at 9601 Blackwell Road, Suite 500, Rockville, Maryland 20850. Additional information about the Funds' investments is available in the annual and semi-annual reports. Also, in the Funds' annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Funds' performance during its last fiscal year. Because shares of the Funds are available exclusively for variable annuity and variable life insurance products, the Trust does not provide its SAI and shareholder reports on its web site.

NO ONE HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY
REPRESENTATIONS NOT CONTAINED IN THIS PROSPECTUS OR IN THE TRUST'S SAI IN CONNECTION WITH THE OFFERING OF FUND SHARES. DO NOT RELY ON ANY SUCH INFORMATION OR REPRESENTATIONS AS HAVING BEEN AUTHORIZED BY THE TRUST OR RYDEX INVESTMENTS. THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFERING BY THE TRUST IN ANY JURISDICTION WHERE SUCH AN OFFERING IS NOT LAWFUL.

The Trust's SEC registration number is 811-08821.

A FAMILY OF FUNDS DESIGNED EXCLUSIVELY FOR FINANCIAL PROFESSIONALS AND SOPHISTICATED INVESTORS


[RYDEXINVESTMENTS ESSENTIAL FOR MODERN MARKETS(TM) LOGO]

9601 BLACKWELL ROAD
SUITE 500
ROCKVILLE, MD 20850
800.820.0888
WWW.RYDEXINVESTMENTS.COM                                             RVTP-1-5/05

THE RYDEX VARIABLE TRUST

PROSPECTUS
MAY 1, 2005

SECTOR FUNDS
BASIC MATERIALS
CONSUMER PRODUCTS
ENERGY

ENERGY SERVICES

HEALTH CARE
LEISURE

PRECIOUS METALS

RETAILING

TECHNOLOGY
TELECOMMUNICATIONS

TRANSPORTATION


THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THE TRUST'S SHARES OR PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

[RYDEXINVESTMENTS ESSENTIAL FOR MODERN MARKETS(TM) LOGO]

RYDEX VARIABLE TRUST

9601 Blackwell Road, Suite 500
Rockville, Maryland 20850

800.820.0888
301.296.5100

SECTOR FUNDS

Rydex Variable Trust (the "Trust") is a mutual fund complex offering professionally managed investment portfolios (the "Funds"). This Prospectus offers shares of the following Funds:

SECTOR FUNDS - Basic Materials Fund, Consumer Products Fund, Energy Fund, Energy Services Fund, Health Care Fund, Leisure Fund, Precious Metals Fund, Retailing Fund, Technology Fund, Telecommunications Fund, and Transportation Fund

Shares of the Funds are available exclusively for variable annuity and variable life insurance products. Variable life and variable annuity contract owners should also review the variable insurance contract prospectus prepared by their insurance company. Information about any variable insurance contract fees is included in the variable insurance contract prospectus.

RISKS OF INVESTING IN THE FUNDS

The value of the Funds may fluctuate. In addition, Fund shares:

-  MAY DECLINE IN VALUE AND YOU MAY LOSE MONEY
-  ARE NOT FEDERALLY INSURED
-  ARE NOT GUARANTEED BY ANY GOVERNMENT AGENCY
-  ARE NOT BANK DEPOSITS
-  ARE NOT GUARANTEED TO ACHIEVE THEIR OBJECTIVES

     TABLE OF CONTENTS

     SECTOR FUNDS
5    COMMON RISK/RETURN INFORMATION
6    BASIC MATERIALS FUND
8    CONSUMER PRODUCTS FUND
10   ENERGY FUND
12   ENERGY SERVICES FUND
14   HEALTH CARE FUND
16   LEISURE FUND
18   PRECIOUS METALS FUND
20   RETAILING FUND
22   TECHNOLOGY FUND
24   TELECOMMUNICATIONS FUND
26   TRANSPORTATION FUND

28   MORE INFORMATION ABOUT FUND INVESTMENTS AND RISK

29   PURCHASING AND REDEEMING SHARES

30   DIVIDENDS, DISTRIBUTIONS, AND TAXES

31   MANAGEMENT OF THE FUNDS

32   FINANCIAL HIGHLIGHTS

42   BENCHMARK INFORMATION

BC   ADDITIONAL INFORMATION

This page intentionally left blank.

RYDEX SECTOR FUNDS

BASIC MATERIALS FUND

CONSUMER PRODUCTS FUND

ENERGY FUND

ENERGY SERVICES FUND

HEALTH CARE FUND

LEISURE FUND

PRECIOUS METALS FUND

RETAILING FUND

TECHNOLOGY FUND

TELECOMMUNICATIONS FUND

TRANSPORTATION FUND

COMMON RISK/RETURN INFORMATION

INVESTMENT OBJECTIVES

Each Sector Fund seeks capital appreciation by investing in companies that operate in a specific economic sector. The investment objective of each Sector Fund is non-fundamental and may be changed without shareholder approval.

PRINCIPAL RISKS

MARKET RISK - The Funds' value may fluctuate from day to day. Due to market conditions, Fund shares may decline in value causing you to lose money.

EQUITY RISK - The equity markets are volatile, and the value of a Fund's equity securities and equity derivatives, such as futures and options contracts, may fluctuate significantly from day to day. This volatility may cause the value of your investment in a Fund to decrease.

DERIVATIVES RISK - The Funds' use of derivatives such as futures, options and swap agreements to pursue their investment objectives may expose the Funds to additional risks that they would not be subject to if they invested directly in the securities underlying those derivatives. These risks may cause the Funds to experience higher losses than funds that do not use derivatives.

NON-DIVERSIFICATION RISK - Each Fund is considered non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single security could cause greater fluctuations in the value of Fund shares than would occur in a more diversified fund.

ACTIVE TRADING RISK - A significant portion of the assets of the Funds come from investors who take part in certain strategic and tactical asset allocation programs. The Funds anticipate that investors who take part in these programs may frequently redeem or exchange shares of the Funds, which may cause the Funds to experience high portfolio turnover. Higher portfolio turnover may result in the Funds paying higher levels of transaction costs and generating greater tax liabilities for shareholders. In addition, large movements of assets into and out of the Funds may negatively impact a Fund's ability to achieve its investment objective.

SMALL AND MEDIUM ISSUER RISK - Small and medium capitalization companies may be more vulnerable than larger, more established organizations to adverse business or economic developments. In particular, small capitalization companies may have limited product lines, markets, and financial resources and may be dependent upon a relatively small management group. These securities may be listed on an exchange or trade over-the-counter and may or may not pay dividends.

EARLY CLOSING RISK - The Funds are subject to the risk that unanticipated early closings of securities exchanges will result in the Funds being unable to sell or buy securities on that day. If an exchange closes early on a day when a Fund needs to execute a high volume of securities trades late in a trading day, the Fund might incur substantial trading losses.

BASIC MATERIALS FUND

FUND INFORMATION

FUND OBJECTIVE

The Basic Materials Fund seeks capital appreciation by investing in companies engaged in the mining, manufacture, or sale of basic materials, such as lumber, steel, iron, aluminum, concrete, chemicals and other basic building and manufacturing materials ("Basic Materials Companies").

PRINCIPAL INVESTMENT STRATEGY

The Fund invests substantially all of its assets in equity securities of Basic Materials Companies that are traded in the United States. Basic Materials Companies are engaged in the manufacture, mining, processing, or distribution of raw materials and intermediate goods used in the industrial sector, and may be involved in the production of metals, textiles, and wood products, including equipment suppliers and railroads. The Fund may also engage in futures and options transactions, and purchase ADRs and U.S. Government securities.

PRINCIPAL RISKS

In addition to the risks common to investing in any Sector Fund, the Basic Materials Fund is subject to a number of other risks that may affect the value of its shares, including:

BASIC MATERIALS SECTOR CONCENTRATION RISK - The risk that the securities of issuers in the basic materials sector that the Fund purchases will underperform the market as a whole. To the extent that the Fund's investments are concentrated in issuers conducting business in the same economic sector, the Fund is subject to legislative or regulatory changes, adverse market conditions and/or increased competition affecting that economic sector. The prices of the securities of Basic Materials Companies may fluctuate widely due to the level and volatility of commodity prices, the exchange value of the dollar, import controls, worldwide competition, liability for environmental damage, depletion of resources, and mandated expenditures for safety and pollution control devices.

FUND PERFORMANCE AND FEE INFORMATION

PERFORMANCE

The bar chart and table below show the performance of the Basic Materials Fund both year by year and as an average over different periods of time. The variability of performance over time provides an indication of the risks of investing in the Fund. Of course, this past performance does not necessarily indicate how the Fund will perform in the future.

[CHART]

2002    -12.75%
2003     31.46%
2004     20.83%

DURING THE PERIOD SHOWN IN THE BAR CHART, THE HIGHEST RETURN FOR A QUARTER WAS 22.09% (QUARTER ENDED DECEMBER 31, 2003) AND THE LOWEST RETURN FOR A QUARTER WAS -23.95% (QUARTER ENDED SEPTEMBER 30, 2002).

AVERAGE ANNUAL TOTAL RETURN (FOR PERIODS ENDING DECEMBER 31, 2004)(1)

                                                 BASIC MATERIALS   S&P 500 INDEX (2)
------------------------------------------------------------------------------------
PAST ONE YEAR                                        20.83%             10.89%
SINCE INCEPTION (05/02/2001)                          8.36%              0.44%

(1) THESE FIGURES ASSUME THE REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS.
(2) THE S&P 500(R) INDEX IS AN UNMANAGED CAPITALIZATION-WEIGHTED INDEX COMPOSED OF 500 COMMON STOCKS, WHICH ARE CHOSEN BY THE STANDARD & POOR'S CORPORATION (S&P) ON A STATISTICAL BASIS. RETURNS REFLECT NO DEDUCTION FOR FEES, EXPENSES OR TAXES.

FEES AND EXPENSES OF THE FUND

This table and example are designed to assist you in understanding the fees and expenses that you may pay as an investor in the shares. OWNERS OF VARIABLE ANNUITY AND INSURANCE CONTRACTS THAT INVEST IN THE FUND SHOULD REFER TO THE VARIABLE INSURANCE CONTRACT PROSPECTUS FOR A DESCRIPTION OF FEES AND
EXPENSES, AS THE TABLE AND EXAMPLE DO NOT REFLECT DEDUCTIONS AT THE SEPARATE ACCOUNT LEVEL OR CONTRACT LEVEL FOR ANY CHARGES THAT MAY BE INCURRED UNDER A CONTRACT. IF THE TABLE AND EXAMPLE WERE TO REFLECT THE DEDUCTION OF INSURANCE CHARGES, FEES AND EXPENSES WOULD BE HIGHER.

SHAREHOLDER FEES                                                                                      NONE
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
  MANAGEMENT FEES                                                                                     0.85%
  DISTRIBUTION (12b-1) FEES                                                                           NONE
  OTHER EXPENSES                                                                                      0.74%
TOTAL ANNUAL FUND OPERATING EXPENSES                                                                  1.59%

EXAMPLE

This Example is intended to help you compare the cost of investing in the shares of the Basic Materials Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

               1 YEAR                  3 YEARS                 5 YEARS                10 YEARS
----------------------------------------------------------------------------------------------
               $ 167                    $ 518                   $ 892                 $ 1,943

CONSUMER PRODUCTS FUND
FUND INFORMATION

FUND OBJECTIVE

The Consumer Products Fund seeks capital appreciation by investing in companies engaged in manufacturing finished goods and services both domestically and internationally ("Consumer Products Companies").

PRINCIPAL INVESTMENT STRATEGY

The Fund invests substantially all of its assets in equity securities of Consumer Products Companies that are traded in the United States. Consumer Products Companies include companies that manufacture, wholesale or retail durable goods such as major appliances and personal computers, or that retail non-durable goods such as beverages, tobacco, health care products, household and personal care products, apparel, and entertainment products (e.g., books, magazines, TV, cable, movies, music, gaming, sports), as well as companies that provide consumer products and services such as lodging, child care, convenience stores, and car rentals. The Fund may also engage in futures and options transactions, and purchase ADRs and U.S. Government securities.

PRINCIPAL RISKS

In addition to the risks common to investing in any Sector Fund, the Consumer Products Fund is subject to a number of other risks that may affect the value of its shares, including:

CONSUMER PRODUCTS SECTOR CONCENTRATION RISK - The risk that the securities of issuers in the consumer products sector that the Fund purchases will underperform the market as a whole. To the extent that the Fund's investments are concentrated in issuers conducting business in the same economic sector, the Fund is subject to legislative or regulatory changes, adverse market conditions and/or increased competition affecting that economic sector. The performance of Consumer Products Companies has historically been closely tied to the performance of the overall economy, and is also affected by interest rates, competition, consumer confidence and relative levels of disposable household income and seasonal consumer spending. Changes in demographics and consumer tastes can also affect the demand for, and success of, consumer products in the marketplace.

FUND PERFORMANCE AND FEE INFORMATION

PERFORMANCE

The bar chart and table below show the performance of the Consumer Products Fund both year by year and as an average over different periods of time. The variability of performance over time provides an indication of the risks of investing in the Fund. Of course, this past performance does not necessarily indicate how the Fund will perform in the future.

[CHART]

2002    -3.61%
2003    21.86%
2004    13.30%

DURING THE PERIOD SHOWN IN THE BAR CHART, THE HIGHEST RETURN FOR A QUARTER WAS 15.29% (QUARTER ENDED JUNE 30, 2003) AND THE LOWEST RETURN FOR A QUARTER
WAS -10.85% (QUARTER ENDED SEPTEMBER 30, 2002).

AVERAGE ANNUAL TOTAL RETURN (FOR PERIODS ENDING DECEMBER 31, 2004)(1)

                                                CONSUMER PRODUCTS   S&P 500 INDEX (2)
-------------------------------------------------------------------------------------
PAST ONE YEAR                                        13.30%              10.89%
SINCE INCEPTION (05/29/2001)                          8.67%               0.41%

(1) THESE FIGURES ASSUME THE REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS.
(2) THE S&P 500(R) INDEX IS AN UNMANAGED CAPITALIZATION-WEIGHTED INDEX COMPOSED OF 500 COMMON STOCKS, WHICH ARE CHOSEN BY THE STANDARD & POOR'S CORPORATION (S&P) ON A STATISTICAL BASIS. RETURNS REFLECT NO DEDUCTION FOR FEES, EXPENSES OR TAXES.

FEES AND EXPENSES OF THE FUND

This table and example are designed to assist you in understanding the fees and expenses that you may pay as an investor in the shares. OWNERS OF VARIABLE ANNUITY AND INSURANCE CONTRACTS THAT INVEST IN THE FUND SHOULD REFER TO THE VARIABLE INSURANCE CONTRACT PROSPECTUS FOR A DESCRIPTION OF FEES AND EXPENSES, AS THE TABLE AND EXAMPLE DO NOT REFLECT DEDUCTIONS AT THE SEPARATE ACCOUNT LEVEL OR CONTRACT LEVEL FOR ANY CHARGES THAT MAY BE INCURRED UNDER A CONTRACT. IF THE TABLE AND EXAMPLE WERE TO REFLECT THE DEDUCTION OF INSURANCE CHARGES, FEES AND EXPENSES WOULD BE HIGHER.

SHAREHOLDER FEES                                                                                      NONE
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
  MANAGEMENT FEES                                                                                     0.85%
  DISTRIBUTION (12b-1) FEES                                                                           NONE
  OTHER EXPENSES                                                                                      0.74%
TOTAL ANNUAL FUND OPERATING EXPENSES                                                                  1.59%

EXAMPLE

This Example is intended to help you compare the cost of investing in the shares of the Consumer Products Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

               1 YEAR                  3 YEARS                 5 YEARS                10 YEARS
----------------------------------------------------------------------------------------------
               $ 167                    $ 518                   $ 892                 $ 1,943

ENERGY FUND
FUND INFORMATION

FUND OBJECTIVE

The Energy Fund seeks capital appreciation by investing in companies involved in the energy field, including the exploration, production, and development of oil, gas, coal and alternative sources of energy ("Energy Companies").

PRINCIPAL INVESTMENT STRATEGY

The Fund invests substantially all of its assets in equity securities of Energy Companies that are traded in the United States. Energy Companies are involved in all aspects of the energy industry, including the conventional areas of oil, gas, electricity, and coal, and alternative sources of energy such as nuclear, geothermal, oil shale, and solar power, and include companies that produce, transmit, market, distribute or measure energy; companies involved in providing products and services to companies in the energy field; and companies involved in the exploration of new sources of energy, conservation, and energy-related pollution control. The Fund may also engage in futures and options transactions, and purchase ADRs and U.S. Government securities.

PRINCIPAL RISKS

In addition to the risks common to investing in any Sector Fund, the Energy Fund is subject to a number of other risks that may affect the value of its shares, including:

ENERGY SECTOR CONCENTRATION RISK - The risk that the securities of issuers in the energy sector that the Fund purchases will underperform the market as a whole. To the extent that the Fund's investments are concentrated in issuers conducting business in the same economic sector, the Fund is subject to legislative or regulatory changes, adverse market conditions and/or increased competition affecting that economic sector. The prices of the securities of Energy Companies may fluctuate widely due to changes in value and dividend yield, which depend largely on the price and supply of energy fuels, international political events relating to oil producing countries, energy conservation, the success of exploration projects, and tax and other governmental regulatory policies.

FUND PERFORMANCE AND FEE INFORMATION

PERFORMANCE

The bar chart and table below show the performance of the Energy Fund both year by year and as an average over different periods of time. The variability of performance over time provides an indication of the risks of investing in the Fund. Of course, this past performance does not necessarily indicate how the Fund will perform in the future.

[CHART]

2002    -13.51%
2003     23.01%
2004     32.27%

DURING THE PERIOD SHOWN IN THE BAR CHART, THE HIGHEST RETURN FOR A QUARTER WAS 15.90% (QUARTER ENDED DECEMBER 31, 2003) AND THE LOWEST RETURN FOR A QUARTER WAS -17.97% (QUARTER ENDED SEPTEMBER 30, 2002).

AVERAGE ANNUAL TOTAL RETURN (FOR PERIODS ENDING DECEMBER 31, 2004)(1)

                                                     ENERGY        S&P 500 INDEX (2)
------------------------------------------------------------------------------------
PAST ONE YEAR                                         32.27%            10.89%
SINCE INCEPTION (05/29/2001)                           4.91%             0.41%

(1) THESE FIGURES ASSUME THE REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS.
(2) THE S&P 500(R) INDEX IS AN UNMANAGED CAPITALIZATION-WEIGHTED INDEX COMPOSED OF 500 COMMON STOCKS, WHICH ARE CHOSEN BY THE STANDARD & POOR'S CORPORATION (S&P) ON A STATISTICAL BASIS. RETURNS REFLECT NO DEDUCTION FOR FEES, EXPENSES OR TAXES.

FEES AND EXPENSES OF THE FUND

This table and example are designed to assist you in understanding the fees and expenses that you may pay as an investor in the shares. OWNERS OF VARIABLE ANNUITY AND INSURANCE CONTRACTS THAT INVEST IN THE FUND SHOULD
REFER TO THE VARIABLE INSURANCE CONTRACT PROSPECTUS FOR A DESCRIPTION OF FEES AND EXPENSES, AS THE TABLE AND EXAMPLE DO NOT REFLECT DEDUCTIONS AT THE SEPARATE ACCOUNT LEVEL OR CONTRACT LEVEL FOR ANY CHARGES THAT MAY BE INCURRED UNDER A CONTRACT. IF THE TABLE AND EXAMPLE WERE TO REFLECT THE DEDUCTION OF INSURANCE CHARGES, FEES AND EXPENSES WOULD BE HIGHER.

SHAREHOLDER FEES                                                                                      NONE
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
  MANAGEMENT FEES                                                                                     0.85%
  DISTRIBUTION (12b-1) FEES                                                                           NONE
  OTHER EXPENSES                                                                                      0.73%
TOTAL ANNUAL FUND OPERATING EXPENSES                                                                  1.58%

EXAMPLE

This Example is intended to help you compare the cost of investing in the shares of the Energy Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

               1 YEAR                  3 YEARS                 5 YEARS                10 YEARS
----------------------------------------------------------------------------------------------
               $ 166                    $ 515                   $ 887                 $ 1,932

ENERGY SERVICES FUND
FUND INFORMATION

FUND OBJECTIVE

The Energy Services Fund seeks capital appreciation by investing in companies that are involved in the energy services field, including those that provide services and equipment in the areas of oil, coal, and gas exploration and production ("Energy Services Companies").

PRINCIPAL INVESTMENT STRATEGY

The Fund invests substantially all of its assets in equity securities of Energy Services Companies that are traded in the United States. Energy Services Companies are engaged in one or more businesses in the energy service field, including those that provide services and equipment to companies engaged in the production, refinement or distribution of oil, gas, electricity, and coal; companies involved with the production and development of newer sources of energy such as nuclear, geothermal, oil shale, and solar power; companies involved with onshore or offshore drilling; companies involved in production and well maintenance; companies involved in exploration engineering, data and technology; companies involved in energy transport; and companies involved in equipment and plant design or construction. The Fund may also engage in futures and options transactions, and purchase ADRs and U.S. Government securities.

PRINCIPAL RISKS

In addition to the risks common to investing in any Sector Fund, the Energy Services Fund is subject to a number of other risks that may affect the value of its shares, including:

ENERGY SERVICES SECTOR CONCENTRATION RISK - The risk that the securities of issuers in the energy services sector that the Fund purchases will underperform the market as a whole. To the extent that the Fund's investments are concentrated in issuers conducting business in the same economic sector, the Fund is subject to legislative or regulatory changes, adverse market conditions and/or increased competition affecting that economic sector. The prices of the securities of Energy Services Companies may fluctuate widely due to the supply and demand both for their specific products or services and for energy products in general, the price of oil and gas, exploration and production spending, governmental regulation and environmental issues, and world events and economic conditions generally affecting energy supply companies.

FUND PERFORMANCE AND FEE INFORMATION

PERFORMANCE

The bar chart and table below show the performance of the Energy Services Fund both year by year and as an average over different periods of time. The variability of performance over time provides an indication of the risks of investing in the Fund. Of course, this past performance does not necessarily indicate how the Fund will perform in the future.

[CHART]

2002    -12.07%
2003      8.41%
2004     33.74%

DURING THE PERIOD SHOWN IN THE BAR CHART, THE HIGHEST RETURN FOR A QUARTER WAS 13.26% (QUARTER ENDED SEPTEMBER 30, 2004) AND THE LOWEST RETURN FOR A QUARTER WAS -18.84% (QUARTER ENDED SEPTEMBER 30, 2002).

AVERAGE ANNUAL TOTAL RETURN (FOR PERIODS ENDING DECEMBER 31, 2004)(1)

                                                 ENERGY SERVICES   S&P 500 INDEX (2)
------------------------------------------------------------------------------------
PAST ONE YEAR                                        33.74%             10.89%
SINCE INCEPTION (05/02/2001)                         -2.70%              0.44%

(1) THESE FIGURES ASSUME THE REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS.
(2) THE S&P 500(R) INDEX IS AN UNMANAGED CAPITALIZATION-WEIGHTED INDEX COMPOSED OF 500 COMMON STOCKS, WHICH ARE CHOSEN BY THE STANDARD & POOR'S CORPORATION (S&P) ON A STATISTICAL BASIS. RETURNS REFLECT NO DEDUCTION FOR FEES, EXPENSES OR TAXES.

FEES AND EXPENSES OF THE FUND

This table and example are designed to assist you in understanding the fees and expenses that you may pay as an investor in the shares. OWNERS OF VARIABLE ANNUITY AND INSURANCE CONTRACTS THAT INVEST IN THE FUND SHOULD REFER TO THE VARIABLE INSURANCE CONTRACT PROSPECTUS FOR A DESCRIPTION OF FEES AND EXPENSES, AS THE TABLE AND EXAMPLE DO NOT REFLECT DEDUCTIONS AT THE SEPARATE ACCOUNT LEVEL OR CONTRACT LEVEL FOR ANY CHARGES THAT MAY BE INCURRED UNDER A CONTRACT. IF THE TABLE AND EXAMPLE WERE TO REFLECT THE DEDUCTION OF INSURANCE CHARGES, FEES AND EXPENSES WOULD BE HIGHER.

SHAREHOLDER FEES                                                                                      NONE
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
  MANAGEMENT FEES                                                                                     0.85%
  DISTRIBUTION (12b-1) FEES                                                                           NONE
  OTHER EXPENSES                                                                                      0.73%
TOTAL ANNUAL FUND OPERATING EXPENSES                                                                  1.58%

EXAMPLE

This Example is intended to help you compare the cost of investing in the shares of the Energy Services Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

               1 YEAR                  3 YEARS                 5 YEARS                10 YEARS
----------------------------------------------------------------------------------------------
               $ 166                    $ 515                   $ 887                 $ 1,932

HEALTH CARE FUND
FUND INFORMATION

FUND OBJECTIVE

The Health Care Fund seeks capital appreciation by investing in companies that are involved in the health care industry ("Health Care Companies").

PRINCIPAL INVESTMENT STRATEGY

The Fund invests substantially all of its assets in equity securities of Health Care Companies that are traded in the United States. Health Care Companies include pharmaceutical companies, companies involved in research and development of pharmaceutical products and services, companies involved in the operation of health care facilities, and other companies involved in the design, manufacture, or sale of health care-related products or services. The Fund may also engage in futures and options transactions, and purchase ADRs and U.S. Government securities.

PRINCIPAL RISKS

In addition to the risks common to investing in any Sector Fund, the Health Care Fund is subject to a number of other risks that may affect the value of its shares, including:

HEALTH CARE SECTOR CONCENTRATION RISK - The risk that the securities of issuers in the health care sector that the Fund purchases will underperform the market as a whole. To the extent that the Fund's investments are concentrated in issuers conducting business in the same economic sector, the Fund is subject to legislative or regulatory changes, adverse market conditions and/or increased competition affecting that economic sector. The prices of the securities of Health Care Companies may fluctuate widely due to government regulation and approval of their products and services, which can have a significant effect on their price and availability. Furthermore, the types of products or services produced or provided by these companies may quickly become obsolete. Moreover, liability for products that are later alleged to be harmful or unsafe may be substantial, and may have a significant impact on a Health Care Company's market value and/or share price.

FUND PERFORMANCE AND FEE INFORMATION

PERFORMANCE

The bar chart and table below show the performance of the Health Care Fund both year by year and as an average over different periods of time. The variability of performance over time provides an indication of the risks of investing in the Fund. Of course, this past performance does not necessarily indicate how the Fund will perform in the future.

[CHART]

2002    -21.31%
2003     29.77%
2004      6.22%

DURING THE PERIOD SHOWN IN THE BAR CHART, THE HIGHEST RETURN FOR A QUARTER WAS 15.44% (QUARTER ENDED JUNE 30, 2003) AND THE LOWEST RETURN FOR A QUARTER WAS -16.57% (QUARTER ENDED JUNE 30, 2002).

AVERAGE ANNUAL TOTAL RETURN (FOR PERIODS ENDING DECEMBER 31, 2004)(1)

                                                   HEALTH CARE     S&P 500 INDEX (2)
------------------------------------------------------------------------------------
PAST ONE YEAR                                         6.22%             10.89%
SINCE INCEPTION (06/19/2001)                          0.94%              1.67%

(1) THESE FIGURES ASSUME THE REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS.
(2) THE S&P 500(R) INDEX IS AN UNMANAGED CAPITALIZATION-WEIGHTED INDEX COMPOSED OF 500 COMMON STOCKS, WHICH ARE CHOSEN BY THE STANDARD & POOR'S CORPORATION (S&P) ON A STATISTICAL BASIS. RETURNS REFLECT NO DEDUCTION FOR FEES, EXPENSES OR TAXES.

FEES AND EXPENSES OF THE FUND

This table and example are designed to assist you in understanding the fees and expenses that you may pay as an investor in the shares. OWNERS OF VARIABLE ANNUITY AND INSURANCE CONTRACTS THAT INVEST IN THE FUND SHOULD REFER TO THE VARIABLE INSURANCE CONTRACT PROSPECTUS FOR A DESCRIPTION OF FEES AND EXPENSES, AS THE TABLE AND EXAMPLE DO NOT REFLECT DEDUCTIONS AT THE SEPARATE ACCOUNT LEVEL OR CONTRACT LEVEL FOR ANY CHARGES THAT MAY BE INCURRED UNDER A CONTRACT. IF THE TABLE AND EXAMPLE WERE TO REFLECT THE DEDUCTION OF INSURANCE CHARGES, FEES AND EXPENSES WOULD BE HIGHER.

SHAREHOLDER FEES                                                                                      NONE
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
  MANAGEMENT FEES                                                                                     0.85%
  DISTRIBUTION (12b-1) FEES                                                                           NONE
  OTHER EXPENSES                                                                                      0.74%
TOTAL ANNUAL FUND OPERATING EXPENSES                                                                  1.59%

EXAMPLE

This Example is intended to help you compare the cost of investing in the shares of the Health Care Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

               1 YEAR                  3 YEARS                 5 YEARS                10 YEARS
----------------------------------------------------------------------------------------------
               $ 167                    $ 518                   $ 892                 $ 1,943

LEISURE FUND
FUND INFORMATION

FUND OBJECTIVE

The Leisure Fund seeks capital appreciation by investing in companies engaged in leisure and entertainment businesses ("Leisure Companies").

PRINCIPAL INVESTMENT STRATEGY

The Fund invests substantially all of its assets in equity securities of Leisure Companies that are traded in the United States. Leisure Companies are engaged in the design, production, or distribution of goods or services in the leisure industries. Leisure Companies include hotels and resorts, casinos, radio and television broadcasting and advertising, motion picture production, toys and sporting goods manufacture, musical recordings and instruments, alcohol and tobacco, and publishing. The Fund may also engage in futures and options transactions, and purchase ADRs and U.S. Government securities.

PRINCIPAL RISKS

In addition to the risks common to investing in any Sector Fund, the Leisure Fund is subject to a number of other risks that may affect the value of its shares, including:

LEISURE SECTOR CONCENTRATION RISK - The risk that the securities of issuers in the leisure sector that the Fund purchases will underperform the market as a whole. To the extent that the Fund's investments are concentrated in issuers conducting business in the same economic sector, the Fund is subject to legislative or regulatory changes, adverse market conditions and/or increased competition affecting that economic sector. Securities of Leisure Companies may be considered speculative, and generally exhibit greater volatility than the overall market. The prices of the securities of Leisure Companies may fluctuate widely due to unpredictable earnings, due in part to changing consumer tastes and intense competition, strong reaction to technological developments and to the threat of increased government regulation, particularly in the gaming arena.

FUND PERFORMANCE AND FEE INFORMATION

PERFORMANCE

The bar chart and table below show the performance of the Leisure Fund both year by year and as an average over different periods of time. The variability of performance over time provides an indication of the risks of investing in the Fund. Of course, this past performance does not necessarily indicate how the Fund will perform in the future.

[CHART]

2002    -14.76%
2003     34.89%
2004     23.86%

DURING THE PERIOD SHOWN IN THE BAR CHART, THE HIGHEST RETURN FOR A QUARTER WAS 17.59% (QUARTER ENDED JUNE 30, 2003) AND THE LOWEST RETURN FOR A QUARTER WAS -17.30% (QUARTER ENDED SEPTEMBER 30, 2002).

AVERAGE ANNUAL TOTAL RETURN (FOR PERIODS ENDING DECEMBER 31, 2004)(1)

                                                     LEISURE       S&P 500 INDEX (2)
------------------------------------------------------------------------------------
PAST ONE YEAR                                        23.86%             10.89%
SINCE INCEPTION (05/22/2001)                          0.84%             -0.48%

(1) THESE FIGURES ASSUME THE REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS.
(2) THE S&P 500(R) INDEX IS AN UNMANAGED CAPITALIZATION-WEIGHTED INDEX COMPOSED OF 500 COMMON STOCKS, WHICH ARE CHOSEN BY THE STANDARD & POOR'S CORPORATION (S&P) ON A STATISTICAL BASIS. RETURNS REFLECT NO DEDUCTION FOR FEES, EXPENSES OR TAXES.

FEES AND EXPENSES OF THE FUND

This table and example are designed to assist you in understanding the fees and expenses that you may pay as an investor in the shares. OWNERS OF VARIABLE ANNUITY AND INSURANCE CONTRACTS THAT INVEST IN THE FUND SHOULD REFER TO THE VARIABLE INSURANCE CONTRACT PROSPECTUS FOR A DESCRIPTION OF FEES AND EXPENSES, AS THE TABLE AND EXAMPLE DO NOT REFLECT DEDUCTIONS AT THE SEPARATE ACCOUNT LEVEL OR CONTRACT LEVEL FOR ANY CHARGES THAT MAY BE INCURRED UNDER A CONTRACT. IF THE TABLE AND EXAMPLE WERE TO REFLECT THE DEDUCTION OF INSURANCE CHARGES, FEES AND EXPENSES WOULD BE HIGHER.

SHAREHOLDER FEES                                                                                      NONE
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
  MANAGEMENT FEES                                                                                     0.85%
  DISTRIBUTION (12b-1) FEES                                                                           NONE
  OTHER EXPENSES                                                                                      0.73%
TOTAL ANNUAL FUND OPERATING EXPENSES                                                                  1.58%

EXAMPLE

This Example is intended to help you compare the cost of investing in the shares of the Leisure Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

               1 YEAR                  3 YEARS                 5 YEARS                10 YEARS
----------------------------------------------------------------------------------------------
               $ 166                    $ 515                   $ 887                 $ 1,932

PRECIOUS METALS FUND
FUND INFORMATION

FUND OBJECTIVE

The Precious Metals Fund seeks to provide capital appreciation by investing in U.S. and foreign companies that are involved in the precious metals sector, including exploration, mining, production and development, and other precious metals-related services ("Precious Metals Companies").

PRINCIPAL INVESTMENT STRATEGY

The Fund invests substantially all of its assets in equity securities of Precious Metals Companies that are traded in the United States and foreign countries. Precious metals include gold, silver, platinum and other precious metals. Precious Metals Companies include precious metal manufacturers; distributors of precious metal products, such as jewelry, metal foil or bullion; mining and geological exploration companies; and companies which provide services to Precious Metals Companies. The Fund may also engage in futures and options transactions, and purchase ADRs and U.S. Government securities.

PRINCIPAL RISKS

In addition to the risks common to investing in any Sector Fund, the Precious Metals Fund is subject to a number of other risks that may affect the value of its shares, including:

PRECIOUS METALS SECTOR CONCENTRATION RISK - The risk that the relatively few securities of issuers in the mining industry that the Fund purchases will underperform the market as a whole. To the extent that the Fund's investments are concentrated in issuers conducting business in the same industry, the Fund is subject to legislative or regulatory changes, adverse market conditions and/or increased competition affecting that industry, as well as to the volatility of global prices for precious metals. The prices of precious metals may fluctuate widely due to changes in inflation or inflation expectations, currency fluctuations, speculation, worldwide demand and political developments in precious metals producing countries.

FOREIGN INVESTMENT RISK - Investments in securities of foreign companies can be more volatile than investments in U.S. companies. Diplomatic, political, or economic developments could affect investment in foreign countries. Foreign companies generally are not subject to uniform accounting, auditing, and financial reporting standards comparable to those applicable to U.S. domestic companies. The value of securities denominated in foreign currencies can change when foreign currencies strengthen or weaken relative to the U.S. dollar. These currency movements may negatively impact the value of a Fund security even when there is no change in the value of the security in the issuer's home country. Under normal circumstances, the Fund does not plan to hedge against the risk of currency exchange rate fluctuations.

FUND PERFORMANCE AND FEE INFORMATION

PERFORMANCE

The bar chart and table below show the performance of the Precious Metals Fund both year by year and as an average over different periods of time. For investment activity prior to November 1998, the Fund's performance reflected insurance-related charges that had the effect of reducing returns. Subsequent periods do not reflect insurance charges which, if reflected, would similarly have the effect of reducing returns. The variability of performance over time provides an indication of the risks of investing in the Fund. Of course, this past performance does not necessarily indicate how the Fund will perform in the future. Prior to October 1, 1999, the Precious Metals Fund's objective was to provide investment results that corresponded to a benchmark for precious metals-related securities.

[CHART]

1998    -17.24%
1999     -3.58%
2000    -20.63%
2001     12.99%
2002     45.59%
2003     40.90%
2004    -14.21%

DURING THE PERIOD SHOWN IN THE BAR CHART, THE HIGHEST RETURN FOR A QUARTER WAS 31.42% (QUARTER ENDED MARCH 31, 2002 AND THE LOWEST RETURN FOR A QUARTER WAS -20.72% (QUARTER ENDED JUNE 30, 2004).

AVERAGE ANNUAL TOTAL RETURN (FOR PERIODS ENDING DECEMBER 31, 2004)(1)

                                            PRECIOUS METALS FUND   S&P 500 INDEX (2)
------------------------------------------------------------------------------------
PAST ONE YEAR                                     -14.21%               10.89%
PAST FIVE YEARS                                     9.56%               -2.30%
SINCE INCEPTION (05/29/97)                         -1.61%                6.46%

(1) THESE FIGURES ASSUME THE REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS.
(2) THE S&P 500(R) INDEX IS AN UNMANAGED CAPITALIZATION-WEIGHTED INDEX COMPOSED OF 500 COMMON STOCKS, WHICH ARE CHOSEN BY THE STANDARD & POOR'S CORPORATION (S&P) ON A STATISTICAL BASIS. RETURNS REFLECT NO DEDUCTION FOR FEES, EXPENSES OR TAXES.

FEES AND EXPENSES OF THE FUND

This table and example are designed to assist you in understanding the fees and expenses that you may pay as an investor in the shares. OWNERS OF VARIABLE ANNUITY AND INSURANCE CONTRACTS THAT INVEST IN THE FUND SHOULD REFER TO THE VARIABLE INSURANCE CONTRACT PROSPECTUS FOR A DESCRIPTION OF FEES AND EXPENSES, AS THE TABLE AND EXAMPLE DO NOT REFLECT DEDUCTIONS AT THE SEPARATE ACCOUNT LEVEL OR CONTRACT LEVEL FOR ANY CHARGES THAT MAY BE INCURRED UNDER A CONTRACT. IF THE TABLE AND EXAMPLE WERE TO REFLECT THE DEDUCTION OF INSURANCE CHARGES, FEES AND EXPENSES WOULD BE HIGHER.

SHAREHOLDER FEES                                                                                      NONE
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
  MANAGEMENT FEES                                                                                     0.75%
  DISTRIBUTION (12b-1) FEES                                                                           NONE
  OTHER EXPENSES                                                                                      0.71%
TOTAL ANNUAL FUND OPERATING EXPENSES                                                                  1.46%

EXAMPLE

This Example is intended to help you compare the cost of investing in the shares of the Precious Metals Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

               1 YEAR                  3 YEARS                 5 YEARS                10 YEARS
----------------------------------------------------------------------------------------------
               $ 153                    $ 476                   $ 822                 $ 1,796

RETAILING FUND

FUND INFORMATION

FUND OBJECTIVE

The Retailing Fund seeks capital appreciation by investing in companies engaged in merchandising finished goods and services, including department stores, restaurant franchises, mail order operations and other companies involved in selling products to consumers ("Retailing Companies").

PRINCIPAL INVESTMENT STRATEGY

The Fund invests substantially all of its assets in equity securities of Retailing Companies that are traded in the United States. Retailing Companies include drug and department stores; suppliers of goods and services for homes, home improvements and yards; clothing, jewelry, electronics and computer retailers; franchise restaurants; motor vehicle and marine dealers; warehouse membership clubs; mail order operations; and companies involved in alternative selling methods. The Fund may also engage in futures and options transactions, and purchase ADRs and U.S. Government securities.

PRINCIPAL RISKS

In addition to the risks common to investing in any Sector Fund, the Retailing Fund is subject to a number of other risks that may affect the value of its shares, including:

RETAILING SECTOR CONCENTRATION RISK - The risk that the securities of issuers in the retailing sector that the Fund purchases will underperform the market as a whole. To the extent that the Fund's investments are concentrated in issuers conducting business in the same economic sector, the Fund is subject to legislative or regulatory changes, adverse market conditions and/or increased competition affecting that economic sector. The prices of the securities of Retailing Companies may fluctuate widely due to consumer spending, which is affected by general economic conditions and consumer confidence levels. The retailing industry is highly competitive, and a Retailing Company's success is often tied to its ability to anticipate and react to changing consumer tastes. Many Retailing Companies are thinly capitalized, and are dependent upon a relatively few number of business days to achieve their overall results.

FUND PERFORMANCE AND FEE INFORMATION

PERFORMANCE

The bar chart and table below show the performance of the Retailing Fund both year by year and as an average over different periods of time. The variability of performance over time provides an indication of the risks of investing in the Fund. Of course, this past performance does not necessarily indicate how the Fund will perform in the future.

[CHART]

2002    -21.91%
2003     35.27%
2004     10.06%

DURING THE PERIOD SHOWN IN THE BAR CHART, THE HIGHEST RETURN FOR A QUARTER WAS 19.69% (QUARTER ENDED JUNE 30, 2003) AND THE LOWEST RETURN FOR A QUARTER WAS -17.72% (QUARTER ENDED SEPTEMBER 30, 2002).

AVERAGE ANNUAL TOTAL RETURN (FOR PERIODS ENDING DECEMBER 31, 2004)(1)

                                                  RETAILING FUND   S&P 500 INDEX (2)
------------------------------------------------------------------------------------
PAST ONE YEAR                                        10.06%             10.89%
SINCE INCEPTION (07/23/2001)                          5.26%              2.21%

(1) THESE FIGURES ASSUME THE REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS.
(2) THE S&P 500(R) INDEX IS AN UNMANAGED CAPITALIZATION-WEIGHTED INDEX COMPOSED OF 500 COMMON STOCKS, WHICH ARE CHOSEN BY THE STANDARD & POOR'S CORPORATION (S&P) ON A STATISTICAL BASIS. RETURNS REFLECT NO DEDUCTION FOR FEES, EXPENSES OR TAXES.

FEES AND EXPENSES OF THE FUND

This table and example are designed to assist you in understanding the fees and expenses that you may pay as an investor in the shares. OWNERS OF VARIABLE ANNUITY AND INSURANCE CONTRACTS THAT INVEST IN THE FUND SHOULD REFER TO THE VARIABLE INSURANCE CONTRACT PROSPECTUS FOR A DESCRIPTION OF FEES AND EXPENSES, AS THE TABLE AND EXAMPLE DO NOT REFLECT DEDUCTIONS AT THE SEPARATE ACCOUNT LEVEL OR CONTRACT LEVEL FOR ANY CHARGES THAT MAY BE INCURRED UNDER A CONTRACT. IF THE TABLE AND EXAMPLE WERE TO REFLECT THE DEDUCTION OF INSURANCE CHARGES, FEES AND EXPENSES WOULD BE HIGHER.

SHAREHOLDER FEES                                                                                      NONE
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
  MANAGEMENT FEES                                                                                     0.85%
  DISTRIBUTION (12b-1) FEES                                                                           NONE
  OTHER EXPENSES                                                                                      0.73%
TOTAL ANNUAL FUND OPERATING EXPENSES                                                                  1.58%

EXAMPLE

This Example is intended to help you compare the cost of investing in the shares of the Retailing Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

               1 YEAR                  3 YEARS                 5 YEARS                10 YEARS
----------------------------------------------------------------------------------------------
               $ 166                    $ 515                   $ 887                 $ 1,932

TECHNOLOGY FUND
FUND INFORMATION

FUND OBJECTIVE

The Technology Fund seeks capital appreciation by investing in companies that are involved in the technology sector, including computer software and service companies, semiconductor manufacturers, networking and telecommunications equipment manufacturers, PC hardware and peripherals companies ("Technology Companies").

PRINCIPAL INVESTMENT STRATEGY

The Fund invests substantially all of its assets in equity securities of Technology Companies that are traded in the United States. Technology Companies are companies that the Advisor believes have, or will develop, products, processes, or services that will provide technological advances and improvements. These companies may include, for example, companies that develop, produce or distribute products or services in the computer, semiconductor, electronics, communications, health care, and biotechnology sectors. The Fund may also engage in futures and options transactions, and purchase ADRs and U.S. Government securities.

PRINCIPAL RISKS

In addition to the risks common to investing in any Sector Fund, the Technology Fund is subject to a number of other risks that may affect the value of its shares, including:

TECHNOLOGY SECTOR CONCENTRATION RISK - The risk that the securities of issuers in the technology sector that the Fund purchases will underperform the market as a whole. To the extent that the Fund's investments are concentrated in issuers conducting business in the same economic sector, the Fund is subject to legislative or regulatory changes, adverse market conditions and/or increased competition affecting that economic sector. The prices of the securities of Technology Companies may fluctuate widely due to competitive pressures, increased sensitivity to short product cycles and aggressive pricing, problems relating to bringing their products to market, very high price/earnings ratios, and high personnel turnover due to severe labor shortages for skilled technology professionals.

FUND PERFORMANCE AND FEE INFORMATION

PERFORMANCE

The bar chart and table below show the performance of the Technology Fund both year by year and as an average over different periods of time. The variability of performance over time provides an indication of the risks of investing in the Fund. Of course, this past performance does not necessarily indicate how the Fund will perform in the future.

[CHART]

2002    -39.11%
2003     61.32%
2004      1.15%

DURING THE PERIOD SHOWN IN THE BAR CHART, THE HIGHEST RETURN FOR A QUARTER WAS 27.34% (QUARTER ENDED JUNE 30, 2003) AND THE LOWEST RETURN FOR A QUARTER WAS -26.87% (QUARTER ENDED SEPTEMBER 30, 2002).

AVERAGE ANNUAL TOTAL RETURN (FOR PERIODS ENDING DECEMBER 31, 2004)(1)

                                                    TECHNOLOGY     S&P 500 INDEX (2)
------------------------------------------------------------------------------------
PAST ONE YEAR                                         1.15%             10.89%
SINCE INCEPTION (05/02/2001)                         -7.90%              0.44%

(1) THESE FIGURES ASSUME THE REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS.
(2) THE S&P 500(R) INDEX IS AN UNMANAGED CAPITALIZATION-WEIGHTED INDEX COMPOSED OF 500 COMMON STOCKS, WHICH ARE CHOSEN BY THE STANDARD & POOR'S CORPORATION (S&P) ON A STATISTICAL BASIS. RETURNS REFLECT NO DEDUCTION FOR FEES, EXPENSES OR TAXES.

FEES AND EXPENSES OF THE FUND

This table and example are designed to assist you in understanding the fees and expenses that you may pay as an investor in the shares. OWNERS OF VARIABLE ANNUITY AND INSURANCE CONTRACTS THAT INVEST IN THE FUND SHOULD REFER TO THE VARIABLE INSURANCE CONTRACT PROSPECTUS FOR A DESCRIPTION OF FEES AND EXPENSES, AS THE TABLE AND EXAMPLE DO NOT REFLECT DEDUCTIONS AT THE SEPARATE ACCOUNT LEVEL OR CONTRACT LEVEL FOR ANY CHARGES THAT MAY BE INCURRED UNDER A CONTRACT. IF THE TABLE AND EXAMPLE WERE TO REFLECT THE DEDUCTION OF INSURANCE CHARGES, FEES AND EXPENSES WOULD BE HIGHER.

SHAREHOLDER FEES                                                                                      NONE
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
  MANAGEMENT FEES                                                                                     0.85%
  DISTRIBUTION (12b-1) FEES                                                                           NONE
  OTHER EXPENSES                                                                                      0.73%
TOTAL ANNUAL FUND OPERATING EXPENSES                                                                  1.58%

EXAMPLE

This Example is intended to help you compare the cost of investing in the shares of the Technology Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

               1 YEAR                  3 YEARS                 5 YEARS                10 YEARS
----------------------------------------------------------------------------------------------
               $ 166                    $ 515                   $ 887                 $ 1,932

TELECOMMUNICATIONS FUND
FUND INFORMATION

FUND OBJECTIVE

The Telecommunications Fund seeks capital appreciation by investing in companies engaged in the development, manufacture, or sale of communications services or communications equipment ("Telecommunications Companies").

PRINCIPAL INVESTMENT STRATEGY

The Fund invests substantially all of its assets in equity securities of Telecommunications Companies that are traded in the United States. Telecommunications Companies range from traditional local and long-distance telephone services or equipment providers, to companies involved in developing technologies such as cellular telephone or paging services, Internet equipment and service providers, and fiber-optics. Although many established Telecommunications Companies pay an above-average dividend, the Fund's investment decisions are primarily based on growth potential and not on income. The Fund may also engage in futures and options transactions, and purchase ADRs and U.S. Government securities.

PRINCIPAL RISKS

In addition to the risks common to investing in any Sector Fund, the Telecommunications Fund is subject to a number of other risks that may affect the value of its shares, including:

TELECOMMUNICATIONS SECTOR CONCENTRATION RISK - The risk that the securities of issuers in the telecommunications sector that the Fund purchases will underperform the market as a whole. To the extent that the Fund's investments are concentrated in issuers conducting business in the same economic sector, the Fund is subject to legislative or regulatory changes, adverse market conditions and/or increased competition affecting that economic sector. The prices of the securities of Telecommunications Companies may fluctuate widely due to both federal and state regulations governing rates of return and services that may be offered, fierce competition for market share, and competitive challenges in the U.S. from foreign competitors engaged in strategic joint ventures with U.S. companies, and in foreign markets from both U.S. and foreign competitors. In addition, recent industry consolidation trends may lead to increased regulation of Telecommunications Companies in their primary markets.

FUND PERFORMANCE AND FEE INFORMATION

PERFORMANCE

The bar chart and table below show the performance of the Telecommunications Fund both year by year and as an average over different periods of time. The variability of performance over time provides an indication of the risks of investing in the Fund. Of course, this past performance does not necessarily indicate how the Fund will perform in the future.

[CHART]

2002    -39.58%
2003     33.68%
2004     12.68%

DURING THE PERIOD SHOWN IN THE BAR CHART, THE HIGHEST RETURN FOR A QUARTER WAS 38.10% (QUARTER ENDED DECEMBER 31, 2002) AND THE LOWEST RETURN FOR A QUARTER WAS -28.27% (QUARTER ENDED JUNE 30, 2002).

AVERAGE ANNUAL TOTAL RETURN (FOR PERIODS ENDING DECEMBER 31, 2004)(1)

                                              TELECOMMUNICATIONS   S&P 500 INDEX (2)
------------------------------------------------------------------------------------
PAST ONE YEAR                                       12.68%              10.89%
SINCE INCEPTION (07/27/2001)                        -5.58%               1.85%

(1) THESE FIGURES ASSUME THE REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS.
(2) THE S&P 500(R) INDEX IS AN UNMANAGED CAPITALIZATION-WEIGHTED INDEX COMPOSED OF 500 COMMON STOCKS, WHICH ARE CHOSEN BY THE STANDARD & POOR'S CORPORATION (S&P) ON A STATISTICAL BASIS. RETURNS REFLECT NO DEDUCTION FOR FEES, EXPENSES OR TAXES.

FEES AND EXPENSES OF THE FUND

This table and example are designed to assist you in understanding the fees and expenses that you may pay as an investor in the shares. OWNERS OF VARIABLE ANNUITY AND INSURANCE CONTRACTS THAT INVEST IN THE FUND SHOULD REFER TO THE VARIABLE INSURANCE CONTRACT PROSPECTUS FOR A DESCRIPTION OF FEES AND EXPENSES, AS THE TABLE AND EXAMPLE DO NOT REFLECT DEDUCTIONS AT THE SEPARATE ACCOUNT LEVEL OR CONTRACT LEVEL FOR ANY CHARGES THAT MAY BE INCURRED UNDER A CONTRACT. IF THE TABLE AND EXAMPLE WERE TO REFLECT THE DEDUCTION OF INSURANCE CHARGES, FEES AND EXPENSES WOULD BE HIGHER.

SHAREHOLDER FEES                                                                                      NONE
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
  MANAGEMENT FEES                                                                                     0.85%
  DISTRIBUTION (12b-1) FEES                                                                           NONE
  OTHER EXPENSES                                                                                      0.73%
TOTAL ANNUAL FUND OPERATING EXPENSES                                                                  1.58%

EXAMPLE

This Example is intended to help you compare the cost of investing in the shares of the Telecommunications Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

               1 YEAR                  3 YEARS                 5 YEARS                10 YEARS
----------------------------------------------------------------------------------------------
               $ 166                    $ 515                   $ 887                 $ 1,932

TRANSPORTATION FUND
FUND INFORMATION

FUND OBJECTIVE

The Transportation Fund seeks capital appreciation by investing in companies engaged in providing transportation services or companies engaged in the design, manufacture, distribution, or sale of transportation equipment ("Transportation Companies").

PRINCIPAL INVESTMENT STRATEGY

The Fund invests substantially all of its assets in equity securities of Transportation Companies that are traded in the United States. Transportation Companies may include, for example, companies involved in the movement of freight or people, such as airline, railroad, ship, truck and bus companies; equipment manufacturers (including makers of trucks, automobiles, planes, containers, railcars or other modes of transportation and related products); parts suppliers; and companies involved in leasing, maintenance, and transportation-related services. The Fund may also engage in futures and options transactions, and purchase ADRs and U.S. Government securities.

PRINCIPAL RISKS

In addition to the risks common to investing in any Sector Fund, the Transportation Fund is subject to a number of other risks that may affect the value of its shares, including:

TRANSPORTATION SECTOR CONCENTRATION RISK - The risk that the securities of issuers in the transportation sector that the Fund purchases will underperform the market as a whole. To the extent that the Fund's investments are concentrated in issuers conducting business in the same economic sector, the Fund is subject to legislative or regulatory changes, adverse market conditions and/or increased competition affecting that economic sector. The prices of the securities of Transportation Companies may fluctuate widely due to their cyclical nature, occasional sharp price movements which may result from changes in the economy, fuel prices, labor agreements, and insurance costs, the recent trend of government deregulation, and increased competition from foreign companies, many of which are partially funded by foreign governments and which may be less sensitive to short-term economic pressures.

FUND PERFORMANCE AND FEE INFORMATION

PERFORMANCE

The bar chart and table below show the performance of the Transportation Fund both year by year and as an average over different periods of time. The variability of performance over time provides an indication of the risks of investing in the Fund. Of course, this past performance does not necessarily indicate how the Fund will perform in the future.

[CHART]

2002    -11.68%
2003     20.51%
2004     22.99%

DURING THE PERIOD SHOWN IN THE BAR CHART, THE HIGHEST RETURN FOR A QUARTER WAS 17.88% (QUARTER ENDED DECEMBER 31, 2004) AND THE LOWEST RETURN FOR A QUARTER WAS -17.89% (QUARTER ENDED SEPTEMBER 30, 2003).

AVERAGE ANNUAL TOTAL RETURN (FOR PERIODS ENDING DECEMBER 31, 2004)(1)

                                                 TRANSPORTATION    S&P 500 INDEX (2)
------------------------------------------------------------------------------------
PAST ONE YEAR                                        22.99%             10.89%
SINCE INCEPTION (06/11/2001)                          7.13%              0.70%

(1) THESE FIGURES ASSUME THE REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS.
(2) THE S&P 500(R) INDEX IS AN UNMANAGED CAPITALIZATION-WEIGHTED INDEX COMPOSED OF 500 COMMON STOCKS, WHICH ARE CHOSEN BY THE STANDARD & POOR'S CORPORATION (S&P) ON A STATISTICAL BASIS. RETURNS REFLECT NO DEDUCTION FOR FEES, EXPENSES OR TAXES.

FEES AND EXPENSES OF THE FUND

This table and example are designed to assist you in understanding the fees and expenses that you may pay as an investor in the shares. OWNERS OF VARIABLE ANNUITY AND INSURANCE CONTRACTS THAT INVEST IN THE FUND SHOULD REFER TO THE VARIABLE INSURANCE CONTRACT PROSPECTUS FOR A DESCRIPTION OF FEES AND EXPENSES, AS THE TABLE AND EXAMPLE DO NOT REFLECT DEDUCTIONS AT THE SEPARATE ACCOUNT LEVEL OR CONTRACT LEVEL FOR ANY CHARGES THAT MAY BE INCURRED UNDER A CONTRACT. IF THE TABLE AND EXAMPLE WERE TO REFLECT THE DEDUCTION OF INSURANCE CHARGES, FEES AND EXPENSES WOULD BE HIGHER.

SHAREHOLDER FEES                                                                                      NONE
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
  MANAGEMENT FEES                                                                                     0.85%
  DISTRIBUTION (12b-1) FEES                                                                           NONE
  OTHER EXPENSES                                                                                      0.72%
TOTAL ANNUAL FUND OPERATING EXPENSES                                                                  1.57%

EXAMPLE

This Example is intended to help you compare the cost of investing in the shares of the Transportation Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

               1 YEAR                  3 YEARS                 5 YEARS                10 YEARS
----------------------------------------------------------------------------------------------
               $ 165                    $ 511                   $ 881                 $ 1,921

MORE INFORMATION ABOUT FUND
INVESTMENTS AND RISK

ADVISOR'S INVESTMENT METHODOLOGY

Rydex Investments (the "Advisor"), develops and implements structured investment strategies designed to achieve each Fund's objective.

The Advisor uses quantitative methods to construct portfolios that correlate highly with their respective benchmarks. Statistical techniques are then used to determine the optimal mix of assets for each Fund. The Advisor places particular emphasis on controlling risk relative to each Fund's benchmark or market sector in order to maintain consistency and predictability.

The Advisor does not engage in temporary defensive investing, keeping each Fund fully invested in all market environments.

SECTOR FUNDS. In managing the Sector Funds, the Advisor's objective is to develop a liquid portfolio of stocks that effectively represents a particular economic segment of the market. Because appropriate published indices are not available for many of the Rydex Sector Funds, the Advisor has developed its own methodology to construct objective performance benchmarks. The Advisor first identifies the investment universe for each sector, which is defined as companies that derive at least 50% of their assets, gross income or net profits from business activity in the given sector. The Advisor then employs a quantitative model to screen companies based on criteria of capitalization, liquidity and correlation. The resulting portfolio is weighted by market capitalization with some modifications to ensure diversification. The Advisor closely monitors the efficacy of this methodology, and makes periodic changes in the composition of the Sector Funds to ensure that each Fund remains a valid representative of its sector.

OTHER INVESTMENT PRACTICES AND STRATEGIES

Please see the statement of additional information (the "SAI") for a more complete list of portfolio investment strategies, permitted investments and related risks.

RISKS OF INVESTING IN THE FUNDS

As indicated below, the Funds are subject to a number of risks that may affect the value of Fund shares.

EQUITY RISK (ALL FUNDS) - The Funds may invest in public and privately issued equity securities, including common and preferred stocks, warrants, and rights, as well as instruments that attempt to track the price movement of equity indices. Investments in equity securities and equity derivatives in general are subject to market risks that may cause their prices to fluctuate over time. The value of securities convertible into equity securities, such as warrants or convertible debt, is also affected by prevailing interest rates, the credit quality of the issuer and any call provision. Fluctuations in the value of equity securities in which the Funds invest will cause the net asset value of the Funds to fluctuate. Historically, the equity markets have moved in cycles, and the value of the Fund's equity securities and equity derivatives may fluctuate drastically from day to day. Because of their link to the equity markets and use of leverage, an investment in the Funds may be more suitable for long-term investors who can bear the risk of short-term principal fluctuations, which at times may be significant.

NON-DIVERSIFICATION RISK (ALL FUNDS) - Since each Fund is non-diversified, each Fund may invest in the securities of a limited number of issuers. To the extent that a Fund invests a significant percentage of its assets in a limited number of issuers, the Fund is subject to the risks of investing in those few issuers, and may be more susceptible to a single adverse economic or regulatory occurrence.

INDUSTRY CONCENTRATION RISK (ALL FUNDS) - The Sector Funds invest in the securities of a limited number of issuers conducting business in a specific market sector and therefore may be concentrated in an industry or group of industries within a sector. The risk of concentrating Fund investments in a limited number of issuers conducting business in the same industry or group of industries is that a Fund will be more susceptible to the risks that are associated with that industry or group of industries than a fund that does not concentrate its investments.

TRADING HALT RISK (ALL FUNDS) - The Funds typically may hold short-term options and futures contracts. The major exchanges on which these contracts are traded, such as the Chicago Mercantile Exchange ("CME"), have established limits on how much an option or futures contract may decline over various time periods within a day. If an option or futures contract's price declines more than the established limits, trading on the exchange is halted on that instrument. If a trading halt occurs, the Fund may temporarily be unable to purchase or sell options or futures contracts. Such a trading halt near the time the Fund prices its shares may limit the Fund's ability to use leverage and may prevent the Fund from achieving its investment objective. In such an event, a Fund also may be required to use a "fair-value" method to price its outstanding contracts.

FOREIGN SECURITIES RISK (ALL FUNDS) - Investing in securities of foreign companies may involve risks not typically associated with investing in U.S. companies. The value of securities denominated in foreign currencies, and of dividends from such securities, can change significantly when foreign currencies strengthen or weaken relative to the U.S. dollar. Foreign securities markets generally have less trading volume and less liquidity than U.S. markets, and prices in some foreign markets can be extremely volatile. Many foreign countries lack accounting and disclosure standards comparable to those that apply to U.S. companies, and it may be more difficult to obtain reliable information regarding a foreign issuer's financial condition and operations. Transaction costs and costs associated with custody services are generally higher for foreign securities than they are for U.S. securities. Some foreign governments levy withholding taxes against dividend and interest income. Although in some countries portions of these taxes are recoverable, the non-recovered portion will reduce the income received by the Funds.

FOREIGN CURRENCY RISK (ALL FUNDS) - The Funds' investments in securities denominated in foreign currencies are subject to currency risk. Currency risks include the following:

- The value of a Fund's assets measured in U.S. dollars may be affected by changes in currency exchange rates and exchange control regulations.

- A Fund may incur transaction costs in connection with conversions between various currencies.

Under normal circumstances, the Funds do not plan to hedge against the risks of variation in currency exchange rates relative to the U.S. dollar. As a result, the value of securities denominated in foreign currencies can change significantly when foreign currencies strengthen or weaken relative to the U.S. dollar.

FUTURES AND OPTIONS RISK (ALL FUNDS) - The Funds may invest a percentage of their assets in futures and options contracts. The Funds may use futures contracts and related options for bona fide hedging purposes to offset changes in the value of securities held or expected to be acquired. They may also be used to gain exposure to a particular market or instrument, to create a synthetic money market position, and for certain other tax-related purposes. The Funds will only enter into futures contracts traded on a national futures exchange or board of trade. Futures and options contracts are described in more detail below:

          FUTURES CONTRACTS - Futures contracts and options on futures contracts provide for the future sale by one party and purchase by another party of a specified amount of a specific security at a specified future time and at a specified price. An option on a futures contract gives the purchaser the right, in exchange for a premium, to assume a position in a futures contract at a specified exercise price during the term of the option. Index futures are futures contracts for various indices that are traded on registered securities exchanges.

          OPTIONS - The buyer of an option acquires the right to buy (a call option) or sell (a put option) a certain quantity of a security (the underlying security) or instrument at a certain price up to a specified point in time. The seller or writer of an option is obligated to sell (a call option) or buy (a put option) the underlying security. When writing (selling) call options on securities, the Funds may cover its position by owning the underlying security on which the option is written or by owning a call option on the underlying security. Alternatively, the Funds may cover its position by maintaining in a segregated account cash or liquid securities equal in value to the exercise price of the call option written by the Funds.

     The risks associated with the Funds' use of futures and options contracts include:

     - A Fund experiencing losses over certain ranges in the market that exceed losses experienced by a Fund that does not use futures contracts and options.

     - There may be an imperfect correlation between the changes in market value of the securities held by a Fund and the prices of futures and options on futures.

     - Although the Funds will only purchase exchange-traded futures, due to market conditions there may not always be a liquid secondary market for a futures contract or option. As a result, the Funds may be unable to close out their futures contracts at a time that is advantageous.

     - Trading restrictions or limitations may be imposed by an exchange, and government regulations may restrict trading in futures contracts and options.

     - Because option premiums paid or received by the Funds are small in relation to the market value of the investments underlying the options, buying and selling put and call options can be more speculative than investing directly in securities.

EARLY CLOSING RISK (ALL FUNDS) - The normal close of trading of securities on the Nasdaq and the New York Stock Exchange ("NYSE") is 4:00 p.m., Eastern Time. Unanticipated early closings may result in a Fund being unable to sell or buy securities on that day. If an exchange closes early on a day when one or more of the Funds needs to execute a high volume of securities trades late in a trading day, a Fund might incur substantial trading losses.

SMALL AND MEDIUM ISSUER RISK (ALL FUNDS) - Small and medium capitalization companies may be more vulnerable than larger, more established organizations to adverse business or economic developments. In particular, small capitalization companies may have limited product lines, markets, and financial resources and may be dependent upon a relatively small management group. These securities may trade over-the-counter or be listed on an exchange and may or may not pay dividends.

PORTFOLIO HOLDINGS

A description of the Funds' policies and procedures with respect to the disclosure of Fund portfolio securities is available in the SAI.

PURCHASING AND REDEEMING SHARES

Shares of the Funds are offered continuously. Investors may buy shares on any day that the NYSE is open for business (a "Business Day"). On any day that the New York Fed or the NYSE closes early, the principal government securities and corporate bond markets close early (such as on days in advance of holidays generally observed by participants in these markets), or as permitted by the SEC, the Funds reserve the right to advance the time on that day NAV is calculated and, correspondingly, the time by which purchase and redemption orders must be received.

Shares of each Fund can be purchased only by insurance companies for their separate accounts to fund variable life insurance and variable annuity contracts. All orders for the purchase of shares are subject to acceptance or rejection by the Trust. An insurance company purchases and redeems shares of each Fund based on, among other things, the amount of net contract premiums or purchase payments allocated to a separate account investment division, transfers to or from a separate account investment division, contract loans and repayments, contract withdrawals and surrenders, and benefit payments, at the Fund's net asset value per share calculated as of that same day.

All redemption requests will be processed and payment with respect thereto will be made within seven days after tender. With respect to each Fund, Rydex may suspend your right to redeem your shares during times when trading on the NYSE is suspended or restricted, or otherwise as permitted by the SEC. The Funds reserve the right to pay part of your redemption proceeds in liquid securities with a market value equal to the redemption price.

FREQUENT PURCHASES AND REDEMPTIONS OF FUND SHARES

The Sector Funds are designed and operated to accommodate frequent trading by shareholders, and therefore, unlike most mutual funds, the Funds offer unlimited exchange privileges with no minimum holding periods or transaction fees. A significant portion of the assets of the Funds come from investors who take part in certain strategic and tactical asset allocation programs. The Funds anticipate that investors who take part in these programs may frequently redeem or exchange shares of the Funds, which may cause the Funds to experience high portfolio turnover. Higher portfolio turnover may result in the Funds paying higher levels of transaction costs. In addition, large movements of assets into and out of the Funds may negatively impact a Fund's ability to achieve its investment objective.

NET ASSET VALUE

The price per share (the offering price) will be the NAV next determined after your purchase order is received by the Trust. You may also redeem all or any portion of your Fund shares at the next determined NAV after receipt of the redemption request. NAV is calculated by (1) taking the current market value of a Fund's total assets, (2) subtracting the liabilities, and (3) dividing that amount by the total number of shares owned by shareholders. For each Fund, the NAV is calculated once each Business Day as of the close of the NYSE (currently, 4:00 p.m., Eastern Time). If the exchange or market where a Fund's securities or other investments are primarily traded closes early -- such as on days in advance of holidays generally observed by participants in these markets -- the NAV may be calculated earlier in accordance with the policies set forth in the Funds' SAI. These dates are listed in the SAI.

In calculating NAV, each Fund generally values its investment portfolio based on the market price of the securities as of the time the Fund determines NAV. If market prices are unavailable or the Funds think that they are unreliable, such as instances where the value of a security has been materially affected by events occurring after the market closes, the Funds price those securities at fair value as determined in good faith using methods approved by the Board of Trustees.

The use of fair valuation in pricing a security involves the consideration of a number of subjective factors and therefore, is susceptible to the unavoidable risk that the valuation may be higher or lower than the price at which the security might actually trade if a reliable market price were readily available.

TO RECEIVE THE CURRENT BUSINESS DAY'S NAV, VARIABLE LIFE AND VARIABLE ANNUITY ACCOUNT INVESTORS SHOULD CONSULT THEIR SEPARATE ACCOUNT PROSPECTUS.

DIVIDENDS, DISTRIBUTIONS, AND TAXES

DIVIDENDS AND DISTRIBUTIONS

Income dividends and capital gain distributions, if any, are paid at least annually by each of the Funds. If you own Fund shares on a Fund's record date, you will be entitled to receive the dividend. The Trust, however, may declare a special capital gains distribution if the Board of Trustees believe that such a distribution would be in the best interest of the shareholders of a Fund.

TAXES

The following is a summary of some important tax issues that affect the Funds and their shareholders. The summary is based on current tax laws, which may be changed by legislative, judicial or administrative action. The Trust has not tried to present a detailed explanation of the tax treatment of the Funds, or the tax consequences of an investment in the Funds. MORE INFORMATION ABOUT TAXES IS LOCATED IN THE SAI. YOU ARE URGED TO CONSULT YOUR TAX ADVISER REGARDING SPECIFIC QUESTIONS AS TO FEDERAL, STATE AND LOCAL INCOME TAXES APPLICABLE TO YOUR INVESTMENT.

TAX STATUS OF EACH FUND

Each Fund is treated as a separate entity for federal tax purposes, and intends to qualify for the special tax treatment afforded regulated investment companies. As long as a Fund qualifies as a regulated investment company, it pays no federal income tax on the earnings it distributes to shareholders.

Special tax rules apply to life insurance companies, variable annuity contracts and variable life insurance contracts. Net investment income and net realized capital gains that a Fund distributes are not currently taxable when left to accumulate within a variable annuity or variable life insurance contract or under a qualified pension or retirement plan.

For information on federal income taxation of a life insurance company with respect to its receipt of distributions from a Fund and federal income taxation of owners variable annuity or variable life insurance contracts, refer to the contract prospectus.

MANAGEMENT OF THE FUNDS

INVESTMENT ADVISOR

Rydex Investments (The "Advisor"), 9601 Blackwell Road, Suite 500, Rockville, Maryland 20850, serves as investment adviser and manager of the Funds. The Advisor has served as the investment adviser of the Rydex Funds for over 10 years, and serves as sub-adviser to several other mutual funds.

The Advisor makes investment decisions for the assets of the Funds and continuously reviews, supervises, and administers each Fund's investment program. The Board of Trustees of the Trust supervise the Advisor and establish policies that the Advisor must follow in its day-to-day management activities. Under an investment advisory agreement between the Trust and the Advisor, the Funds paid the Advisor a fee at an annualized rate for the fiscal year ended December 31, 2004, based on the average daily net assets for each Fund, as set forth below:

FUND                                                                ADVISORY FEE
--------------------------------------------------------------------------------
SECTOR FUNDS (EXCEPT PRECIOUS METALS)                                   .85%

PRECIOUS METALS                                                         .75%


The Advisor bears all of its own costs associated with providing these advisory services and the expenses of the Board of Trustees that are affiliated with the Advisor. The Advisor may make payments from its own resources to insurance companies, broker-dealers and other financial institutions in connection with the sale of Fund shares.

PORTFOLIO MANAGEMENT

The Funds are managed by a team of investment professionals. The following portfolio managers are jointly and primarily responsible for the day-to-day management of the Funds.

MICHAEL P. BYRUM, CFA, has been associated with Rydex Investments since the Advisor was founded in 1993. Mr. Byrum was named the President of Rydex Investments in 2004 and has served as Chief Investment Officer of Rydex Investments since 2000. During this time, he has played a key role in the development of the firm's investment strategies and product offerings. As Senior Portfolio Manager, Mr. Byrum was instrumental in the launch of the OTC, Precious Metals, U.S. Government Bond, Ursa and Arktos Funds, and helped to create the Rydex Sector Funds. He was named Vice President of Portfolio for Rydex Investments in 1998, and Executive Vice President in 2000. Prior to joining Rydex, Mr. Byrum worked for Money Management Associates, the investment adviser for Rushmore Funds, Inc. He holds a degree in finance from Miami University of Ohio.

WILLIAM E. FLAIG, JR., joined Rydex in January 2000 to manage the Large-Cap Europe and Large-Cap Japan Funds. Mr. Flaig has been instrumental in the development of derivative strategies for these Funds and for the Rydex Dynamic Funds, which were launched the same year. In 2001, he was promoted to senior portfolio manager and group leader for Rydex's S&P 500-based funds, fixed-income funds and several sector funds. In this capacity, Mr. Flaig helped to advance Rydex's quantitative management abilities and process. In 2003, Mr. Flaig was promoted to director of investments. He is responsible for the investment objectives of all mutual funds and sub-advised accounts and is a member of Rydex's senior management team and its Investment Strategy Committee, which determines investment policy for all Rydex Funds. Mr. Flaig came to Rydex after more than seven years at Bankers Trust, where he was a trader in emerging markets currency derivatives. He holds a degree in management and finance from Purdue University.

JIM KING, CFA, joined Rydex in 1996 and was promoted to assistant portfolio manager in 1997. In 1998, he became a portfolio manager and was promoted in 2001 to senior portfolio manager. Mr. King has served as an interim director of equity trading and investment operations. Currently, Mr. King's team manages all of the Rydex leveraged and inverse funds, as well as Rydex Sector Rotation Fund. Mr. King is a member of Rydex's Investment Strategy Committee, which determines investment policy for all Rydex Funds. Prior to joining Rydex, he worked as a registered representative at DMG Securities. He holds a degree in finance from the University of Maryland.

Additional Information about the portfolio managers' compensation, other accounts managed by the portfolio managers, and the portfolio managers' ownership of securities in the Funds is available in the SAI.

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the Funds' financial performance for the period of each Fund's operations. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in a Fund (assuming reinvestment of all dividends and distributions). The total returns do not reflect fees and charges imposed at the separate account level. This information has been audited by PricewaterhouseCoopers LLP. The Reports of Independent Registered Public Accounting Firm for each such period along with the Funds' financial statements and related notes, are included in the Annual Reports to Shareholders for such periods. The 2004 Annual Report is available upon request and without charge by calling 1-800-820-0888. The 2004 Annual Report is incorporated by reference in the SAI.


                                                                             BASIC
                                                                           MATERIALS
                                                                              FUND
                                                  ------------------------------------------------------------
                                                          YEAR            YEAR            YEAR          PERIOD
                                                         ENDED           ENDED           ENDED           ENDED
                                                  DECEMBER 31,    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,
                                                          2004            2003            2002           2001*
--------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE--
  BEGINNING OF PERIOD                             $      27.69    $      21.07    $      24.21    $      25.00
                                                  ------------    ------------    ------------    ------------
  Net Investment Income (Loss)+                            .09             .04             .09             .22
  Net Realized and Unrealized Gains
   (Losses) on Securities                                 5.58            6.59           (3.17)          (1.01)
                                                  ------------    ------------    ------------    ------------
  Net Increase (Decrease) in Net Asset Value
   Resulting from Operations                              5.67            6.63           (3.08)           (.79)

  Distributions to Shareholders from:
   Net Investment Income                                  (.01)           (.01)           (.06)             --
   Net Realized Capital Gains                             (.69)             --              --              --
   Total Distributions                                    (.70)           (.01)           (.06)             --
                                                  ------------    ------------    ------------    ------------
  Net Increase (Decrease) in Net Asset Value              4.97            6.62           (3.14)           (.79)
                                                  ------------    ------------    ------------    ------------
NET ASSET VALUE--END OF PERIOD                    $      32.66    $      27.69    $      21.07    $      24.21
                                                  ============    ============    ============    ============
TOTAL INVESTMENT RETURN                                  20.83%          31.46%         (12.75)%         (3.16)%
RATIOS TO AVERAGE NET ASSETS:
  Gross Expenses                                          1.59%           1.67%           1.75%           1.95%**
  Net Expenses                                            1.59%           1.67%           1.75%           1.95%**
  Net Investment Gain (Loss)                              0.30%           0.17%           0.38%           0.85%**
SUPPLEMENTARY DATA:
  Portfolio Turnover Rate***                               725%          1,175%          1,848%            929%
  Net Assets, End of Period (000's omitted)       $     46,162    $     44,561    $        901    $        929

+    CALCULATED USING THE AVERAGE DAILY SHARES OUTSTANDING FOR THE PERIOD.

*    SINCE THE COMMENCEMENT OF OPERATIONS: MAY 2, 2001.

**   ANNUALIZED

*** PORTFOLIO TURNOVER RATIO IS CALCULATED WITHOUT REGARD TO SHORT-TERM SECURITIES HAVING A MATURITY OF LESS THAN ONE YEAR.

                                                                            CONSUMER
                                                                            PRODUCTS
                                                                              FUND
                                                  ------------------------------------------------------------
                                                          YEAR            YEAR            YEAR          PERIOD
                                                         ENDED           ENDED           ENDED           ENDED
                                                  DECEMBER 31,    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,
                                                          2004            2003            2002          2001**
--------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE--
  BEGINNING OF PERIOD                             $      29.39    $      24.36    $      25.32    $      25.00
                                                  ------------    ------------    ------------    ------------
  Net Investment Income (Loss)+                            .11             .01             .04             .05
  Net Realized and Unrealized Gains
   (Losses) on Securities                                 3.78            5.29            (.95)            .27
                                                  ------------    ------------    ------------    ------------
  Net Increase (Decrease) in Net Asset Value
   Resulting from Operations                              3.89            5.30            (.91)            .32

  Distributions to Shareholders from:
   Net Investment Income                                  (.01)           (.02)           (.01)             --
   Net Realized Capital Gains                             (.32)           (.25)           (.04)             --
   Total Distributions                                    (.33)           (.27)           (.05)             --
                                                  ------------    ------------    ------------    ------------
  Net Increase (Decrease) in Net Asset Value              3.56            5.03            (.96)            .32
                                                  ------------    ------------    ------------    ------------
NET ASSET VALUE--END OF PERIOD                    $      32.95    $      29.39    $      24.36    $      25.32
                                                  ============    ============    ============    ============
TOTAL INVESTMENT RETURN                                  13.30%          21.86%          (3.61)%          1.28%
RATIOS TO AVERAGE NET ASSETS:
  Gross Expenses                                          1.59%           1.63%           1.72%           2.07%**
  Net Expenses                                            1.59%           1.63%           1.72%           2.07%**
  Net Investment Gain (Loss)                              0.36%           0.12%           0.18%           0.19%**
SUPPLEMENTARY DATA:
  Portfolio Turnover Rate***                               730%            936%            985%            285%
  Net Assets, End of Period (000's omitted)       $     24,433    $      8,818    $      6,153    $      1,305

+    CALCULATED USING THE AVERAGE DAILY SHARES OUTSTANDING FOR THE PERIOD.

*    SINCE THE COMMENCEMENT OF OPERATIONS: MAY 29, 2001

**   ANNUALIZED

*** PORTFOLIO TURNOVER RATIO IS CALCULATED WITHOUT REGARD TO SHORT-TERM SECURITIES HAVING A MATURITY OF LESS THAN ONE YEAR.

ENERGY FUND
FINANCIAL HIGHLIGHTS

                                                          YEAR            YEAR            YEAR          PERIOD
                                                         ENDED           ENDED           ENDED           ENDED
                                                  DECEMBER 31,    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,
                                                          2004            2003            2002           2001*
--------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE--
  BEGINNING OF PERIOD                             $      22.45    $      18.25    $      21.10    $      25.00
                                                  ------------    ------------    ------------    ------------
  Net Investment Income (Loss)+                            .01             .01            (.02)           (.11)
  Net Realized and Unrealized Gains
   (Losses) on Securities                                 7.23            4.19           (2.83)          (3.79)
                                                  ------------    ------------    ------------    ------------
  Net Increase (Decrease) in Net Asset Value
   Resulting from Operations                              7.24            4.20           (2.85)          (3.90)

  Distributions to Shareholders from:
   Net Investment Income                                   (--)~            --              --              --
   Net Realized Capital Gains                             (.01)             --              --              --
   Total Distributions                                    (.01)             --              --              --
                                                  ------------    ------------    ------------    ------------
  Net Increase (Decrease) in Net Asset Value              7.23            4.20           (2.85)          (3.90)
                                                  ------------    ------------    ------------    ------------
NET ASSET VALUE--END OF PERIOD                    $      29.68    $      22.45    $      18.25    $      21.10
                                                  ============    ============    ============    ============
TOTAL INVESTMENT RETURN                                  32.27%          23.01%         (13.51)%        (15.60)%
RATIOS TO AVERAGE NET ASSETS:
  Gross Expenses                                          1.58%           1.66%           1.72%           2.05%**
  Net Expenses                                            1.58%           1.66%           1.72%           2.05%**
  Net Investment Gain (Loss)                              0.04%           0.04%          (0.13)%         (0.50)%**
SUPPLEMENTARY DATA:
  Portfolio Turnover Rate***                               542%          1,225%          1,341%            478%
  Net Assets, End of Period (000's omitted)       $     60,501    $     31,832    $      5,834    $      2,177

+    CALCULATED USING THE AVERAGE DAILY SHARES OUTSTANDING FOR THE PERIOD.

*    SINCE THE COMMENCEMENT OF OPERATIONS: MAY 29, 2001-ENERGY FUND.

**   ANNUALIZED

*** PORTFOLIO TURNOVER RATIO IS CALCULATED WITHOUT REGARD TO SHORT-TERM SECURITIES HAVING A MATURITY OF LESS THAN ONE YEAR.

~    LESS THAN $.01 PER SHARE. ACTUAL AMOUNT = $.00170.

                                                                             ENERGY
                                                                            SERVICES
                                                                              FUND
                                                  ------------------------------------------------------------
                                                          YEAR            YEAR            YEAR          PERIOD
                                                         ENDED           ENDED           ENDED          ENDEDD
                                                  DECEMBER 31,    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,
                                                          2004            2003            2002           2001*
--------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE--
  BEGINNING OF PERIOD                             $      15.59    $      14.38    $      17.74    $      25.00
                                                  ------------    ------------    ------------    ------------
  Net Investment Income (Loss)+                           (.22)           (.16)           (.17)           (.24)
  Net Realized and Unrealized Gains
    (Losses) on Securities                                5.48            1.37           (2.08)          (7.02)
                                                  ------------    ------------    ------------    ------------
  Net Increase (Decrease) in Net Asset Value
   Resulting from Operations                              5.26            1.21           (2.25)          (7.26)

  Distributions to Shareholders from:
   Net Investment Income                                    --              --              --              --
   Net Realized Capital Gains                               --              --           (1.11)             --
   Total Distributions                                      --              --           (1.11)             --
                                                  ------------    ------------    ------------    ------------
  Net Increase (Decrease) in Net Asset Value              5.26            1.21           (3.36)          (7.26)
                                                  ------------    ------------    ------------    ------------
NET ASSET VALUE--END OF PERIOD                    $      20.85    $      15.59    $      14.38    $      17.74
                                                  ============    ============    ============    ============
TOTAL INVESTMENT RETURN                                  33.74%           8.41%         (12.07)%        (29.04)%
RATIOS TO AVERAGE NET ASSETS:
  Gross Expenses                                          1.58%           1.65%           1.71%           2.06%**
  Net Expenses                                            1.58%           1.65%           1.71%           2.06%**
  Net Investment Gain (Loss)                             (1.19)%         (1.13)%         (1.00)%         (1.26)%**
SUPPLEMENTARY DATA:
  Portfolio Turnover Rate***                               808%          2,691%          2,159%          3,182%
  Net Assets, End of Period (000's omitted)       $     29,316    $      7,754    $      4,427    $      1,551

+    CALCULATED USING THE AVERAGE DAILY SHARES OUTSTANDING FOR THE PERIOD.

*    SINCE COMMENCEMENT OF OPERATIONS: MAY 2, 2001

**   ANNUALIZED

*** PORTFOLIO TURNOVER RATIO IS CALCULATED WITHOUT REGARD TO SHORT-TERM SECURITIES HAVING A MATURITY OF LESS THAN ONE YEAR.

HEALTH CARE FUND
FINANCIAL HIGHLIGHTS

                                                          YEAR            YEAR            YEAR          PERIOD
                                                         ENDED           ENDED           ENDED           ENDED
                                                  DECEMBER 31,    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,
                                                          2004            2003            2002           2001*
--------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE--
  BEGINNING OF PERIOD                             $      24.28    $      18.71    $      23.82    $      25.00
                                                  ------------    ------------    ------------    ------------
  Net Investment Income (Loss)+                           (.16)           (.19)           (.09)           (.30)
  Net Realized and Unrealized Gains
   (Losses) on Securities                                 1.65            5.76           (4.98)           (.88)
                                                  ------------    ------------    ------------    ------------
  Net Increase (Decrease) in Net Asset Value
   Resulting from Operations                              1.49            5.57           (5.07)          (1.18)

  Distributions to Shareholders from:
   Net Investment Income                                    --              --              --              --
   Net Realized Capital Gains                             (.31)             --            (.04)             --
   Total Distributions                                    (.31)             --            (.04)             --
                                                  ------------    ------------    ------------    ------------
  Net Increase (Decrease) in Net Asset Value              1.18            5.57           (5.11)          (1.18)
                                                  ------------    ------------    ------------    ------------
NET ASSET VALUE--END OF PERIOD                    $      25.46    $      24.28    $      18.71    $      23.82
                                                  ============    ============    ============    ============
TOTAL INVESTMENT RETURN                                   6.22%          29.77%         (21.31)%         (4.72)%
RATIOS TO AVERAGE NET ASSETS:
  Gross Expenses                                          1.59%           1.64%           1.70%           2.23%**
  Net Expenses                                            1.59%           1.64%           1.70%           2.23%**
  Net Investment Gain (Loss)                             (0.67)%         (0.88)%         (0.45)%         (1.33)%**
SUPPLEMENTARY DATA:
  Portfolio Turnover Rate***                               629%          1,222%          1,617%            757%
  Net Assets, End of Period (000's omitted)       $     30,435    $     27,880    $      5,164    $        951

+    CALCULATED USING THE AVERAGE DAILY SHARES OUTSTANDING FOR THE PERIOD.

*    SINCE COMMENCEMENT OF OPERATIONS: JUNE 19, 2001-HEALTH CARE FUND.

**   ANNUALIZED

*** PORTFOLIO TURNOVER RATIO IS CALCULATED WITHOUT REGARD TO SHORT-TERM SECURITIES HAVING A MATURITY OF LESS THAN ONE YEAR.

                                                                            LEISURE
                                                                              FUND
                                                  ------------------------------------------------------------
                                                          YEAR            YEAR            YEAR          PERIOD
                                                         ENDED           ENDED           ENDED           ENDED
                                                  DECEMBER 31,    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,
                                                          2004            2003            2002           2001*
--------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE--
  BEGINNING OF PERIOD                             $      20.80    $      15.42    $      18.09    $      25.00
                                                  ------------    ------------    ------------    ------------
  Net Investment Loss+                                    (.17)           (.08)           (.18)           (.30)
  Net Realized and Unrealized Gains
   (Losses) on Securities                                 5.07            5.46           (2.49)          (6.61)
                                                  ------------    ------------    ------------    ------------
  Net Increase (Decrease) in Net Asset
   Value Resulting from Operations                        4.90            5.38           (2.67)          (6.91)

  Distributions to Shareholders from:
    Net Investment Income                                   --              --              --              --
    Net Realized Capital Gains                            (.31)             --              --              --
    Total Distributions                                   (.31)             --              --              --
                                                  ------------    ------------    ------------    ------------
  Net Increase (Decrease) in Net Asset Value              4.59            5.38           (2.67)          (6.91)
                                                  ------------    ------------    ------------    ------------
NET ASSET VALUE--END OF PERIOD                    $      25.39    $      20.80    $      15.42    $      18.09
                                                  ============    ============    ============    ============
TOTAL INVESTMENT RETURN                                  23.86%          34.89%         (14.76)%        (27.64)%
RATIOS TO AVERAGE NET ASSETS:
  Gross Expenses                                          1.58%           1.65%           1.74%           1.98%**
  Net Expenses                                            1.58%           1.65%           1.74%           1.98%**
  Net Investment Loss                                    (0.74)%         (0.41)%         (0.98)%         (1.49)%**
SUPPLEMENTARY DATA:
  Portfolio Turnover Rate***                               663%          1,353%          1,976%            269%
  Net Assets, End of Period (000's omitted)       $     51,755    $     30,016    $      2,015    $        804

+    CALCULATED USING THE AVERAGE DAILY SHARES OUTSTANDING FOR THE PERIOD.

*    SINCE COMMENCEMENT OF OPERATIONS: MAY 22, 2001

**   ANNUALIZED

*** PORTFOLIO TURNOVER RATIO IS CALCULATED WITHOUT REGARD TO SHORT-TERM SECURITIES HAVING A MATURITY OF LESS THAN ONE YEAR.

PRECIOUS METALS FUND
FINANCIAL HIGHLIGHTS

                                                          YEAR            YEAR            YEAR            YEAR            YEAR
                                                         ENDED           ENDED           ENDED           ENDED           ENDED
                                                  DECEMBER 31,    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,
                                                          2004            2003            2002            2001            2000
------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE--
  BEGINNING OF PERIOD                             $       9.99    $       7.09    $       4.87    $       4.31    $       5.43
                                                  ------------    ------------    ------------    ------------    ------------
  Net Investment Loss+                                    (.05)           (.03)           (.02)           (.04)           (.07)
  Net Realized and Unrealized Gains
   (Losses) on Securities                                (1.37)           2.93            2.24             .60           (1.05)
                                                  ------------    ------------    ------------    ------------    ------------
  Net Increase (Decrease) in Net Asset
   Value Resulting from Operations                       (1.42)           2.90            2.22             .56           (1.12)
  Distributions to Shareholders from:
   Net Investment Income                                    --              --              --              --              --
   Net Realized Capital Gains                               --              --              --              --              --
                                                  ------------    ------------    ------------    ------------    ------------
  Net Increase (Decrease) in Net Asset Value             (1.42)           2.90            2.22             .56           (1.12)
                                                  ------------    ------------    ------------    ------------    ------------
NET ASSET VALUE--END OF PERIOD                    $       8.57    $       9.99    $       7.09    $       4.87    $       4.31
                                                  ============    ============    ============    ============    ============
TOTAL INVESTMENT RETURN                                 (14.21)%         40.90%          45.59%          12.99%         (20.63)%
RATIOS TO AVERAGE NET ASSETS
  Gross Expenses                                          1.46%           1.54%           1.67%           2.18%           2.04%
  Net Expenses                                            1.46%           1.54%           1.67%           2.18%           2.04%
  Net Investment Loss                                    (0.54)%         (0.38)%         (0.29)%         (0.79)%         (1.45)%
SUPPLEMENTARY DATA:
  Portfolio Turnover Rate*                                 519%            658%          1,001%            957%            965%
  Net Assets, End of Period (000's omitted)       $     35,043    $     44,606    $     38,839    $        875    $      3,400

+    CALCULATED USING THE AVERAGE DAILY SHARES OUTSTANDING FOR THE PERIOD.

* PORTFOLIO TURNOVER RATIO IS CALCULATED WITHOUT REGARD TO SHORT-TERM SECURITIES HAVING A MATURITY OF LESS THAN ONE YEAR.

                                                                           RETAILING
                                                                              FUND
                                                  ------------------------------------------------------------
                                                          YEAR            YEAR            YEAR          PERIOD
                                                         ENDED           ENDED           ENDED           ENDED
                                                  DECEMBER 31,    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,
                                                          2004            2003            2002           2001*
--------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE--
  BEGINNING OF PERIOD                             $      25.99    $      19.29    $      25.65    $      25.00
                                                  ------------    ------------    ------------    ------------
  Net Investment Income (Loss)+                           (.22)           (.25)           (.27)           (.38)
  Net Realized and Unrealized Gains
   (Losses) on Securities                                 2.62            7.05           (5.30)           1.03
                                                  ------------    ------------    ------------    ------------
  Net Increase (Decrease) in Net Asset Value
   Resulting from Operations                              2.40            6.80           (5.57)            .65
  Distributions to Shareholders from:
   Net Investment Income                                    --              --              --              --
   Net Realized Capital Gains                            (1.74)           (.10)           (.79)             --
   Total Distributions                                   (1.74)           (.10)           (.79)             --
                                                  ------------    ------------    ------------    ------------
  Net Increase (Decrease) in Net Asset Value               .66            6.70           (6.36)            .65
                                                  ------------    ------------    ------------    ------------
NET ASSET VALUE--END OF PERIOD                    $      26.65    $      25.99    $      19.29    $      25.65
                                                  ============    ============    ============    ============
TOTAL INVESTMENT RETURN                                  10.06%          35.27%         (21.91)%          2.60%
RATIOS TO AVERAGE NET ASSETS
  Gross Expenses                                          1.58%           1.64%           1.81%           2.24%**
  Net Expenses                                            1.58%           1.64%           1.81%           2.24%**
  Net Investment Income (Loss)                           (0.83)%         (1.04)%         (1.23)%         (1.65)%**
SUPPLEMENTARY DATA:
  Portfolio Turnover Rate***                               609%            785%          1,668%            740%
  Net Assets, End of Period (000's omitted)       $     20,800    $     15,149    $      3,102    $      1,994

+    CALCULATED USING THE AVERAGE DAILY SHARES OUTSTANDING FOR THE PERIOD.

*    SINCE THE COMMENCEMENT OF OPERATIONS: JULY 23, 2001

**   ANNUALIZED

*** PORTFOLIO TURNOVER RATIO IS CALCULATED WITHOUT REGARD TO SHORT-TERM SECURITIES HAVING A MATURITY OF LESS THAN ONE YEAR.

TECHNOLOGY FUND
FINANCIAL HIGHLIGHTS

                                                          YEAR            YEAR            YEAR          PERIOD
                                                         ENDED           ENDED           ENDED           ENDED
                                                  DECEMBER 31,    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,
                                                          2004            2003            2002            2001*
--------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE--
  BEGINNING OF PERIOD                             $      14.88    $       9.92    $      18.61    $      25.00
                                                  ------------    ------------    ------------    ------------
  Net Investment Income (Loss)+                           (.05)           (.18)           (.18)           (.39)
  Net Realized and Unrealized Gains
   (Losses) on Securities                                  .03            6.21           (7.15)          (6.00)
                                                  ------------    ------------    ------------    ------------
  Net Increase (Decrease) in Net Asset Value
   Resulting from Operations                              (.02)           6.03           (7.33)          (6.39)
  Distributions to Shareholders from:
   Net Investment Income                                    --              --              --              --
   Net Realized Capital Gains                            (1.36)          (1.07)          (1.36)             --
   Total Distributions                                   (1.36)          (1.07)          (1.36)             --
                                                  ------------    ------------    ------------    ------------
  Net Increase (Decrease) in Net Asset Value             (1.38)           4.96           (8.69)          (6.39)
                                                  ------------    ------------    ------------    ------------
NET ASSET VALUE--END OF PERIOD                    $      13.50    $      14.88    $       9.92    $      18.61
                                                  ============    ============    ============    ============
TOTAL INVESTMENT RETURN                                   1.15%          61.32%         (39.11)%        (25.56)%

RATIOS TO AVERAGE NET ASSETS
  Gross Expenses                                          1.58%           1.64%           1.71%           2.34%**
  Net Expenses                                            1.58%           1.64%           1.71%           2.34%**
  Net Investment Income (Loss)                           (0.36)%         (1.39)%         (1.52)%         (2.08)%**
SUPPLEMENTARY DATA:
  Portfolio Turnover Rate***                               767%          1,302%          1,098%            490%
  Net Assets, End of Period (000's omitted)       $     19,919    $     20,641    $      5,021    $      1,216

+    CALCULATED USING THE AVERAGE DAILY SHARES OUTSTANDING FOR THE PERIOD.

*    SINCE THE COMMENCEMENT OF OPERATIONS: MAY 2, 2001-TECHNOLOGY FUND.

**   ANNUALIZED

*** PORTFOLIO TURNOVER RATIO IS CALCULATED WITHOUT REGARD TO SHORT-TERM SECURITIES HAVING A MATURITY OF LESS THAN ONE YEAR.

                                                                       TELECOMMUNICATIONS
                                                                              FUND
                                                  ------------------------------------------------------------
                                                          YEAR            YEAR            YEAR          PERIOD
                                                         ENDED           ENDED           ENDED           ENDED
                                                  DECEMBER 31,    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,
                                                          2004            2003            2002           2001*
--------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE--
  BEGINNING OF PERIOD                             $      18.22    $      13.63    $      22.56    $      25.00
                                                  ------------    ------------    ------------    ------------
  Net Investment Income (Loss)+                           (.02)           (.03)           (.05)           (.36)
  Net Realized and Unrealized Gains
   (Losses) on Securities                                 2.33            4.62           (8.88)          (2.08)
                                                  ------------    ------------    ------------    ------------
  Net Increase (Decrease) in Net Asset Value
   Resulting from Operations                              2.31            4.59           (8.93)          (2.44)
  Distributions to Shareholders from:
   Net Investment Income                                    --              --              --              --
   Net Realized Capital Gains                               --              --~             --              --
   Total Distributions                                      --             (--)~            --              --
                                                  ------------    ------------    ------------    ------------
  Net Increase (Decrease) in Net Asset Value              2.31            4.59           (8.93)          (2.44)
                                                  ------------    ------------    ------------    ------------
NET ASSET VALUE--END OF PERIOD                    $      20.53    $      18.22    $      13.63    $      22.56
                                                  ============    ============    ============    ============
TOTAL INVESTMENT RETURN                                  12.68%          33.68%         (39.58)%         (9.76)%

RATIOS TO AVERAGE NET ASSETS
  Gross Expenses                                          1.58%           1.64%           1.69%           2.25%**
  Net Expenses                                            1.58%           1.64%           1.69%           2.25%**
  Net Investment Income (Loss)                           (0.08)%         (0.19)%         (0.39)%         (1.61)%**
SUPPLEMENTARY DATA:
  Portfolio Turnover Rate***                               809%            974%            855%          1,316%
  Net Assets, End of Period (000's omitted)       $     30,191    $     14,543    $      6,106    $        407

                                                                         TRANSPORTATION
                                                                              FUND
                                                  ------------------------------------------------------------
                                                          YEAR            YEAR            YEAR          PERIOD
                                                         ENDED           ENDED           ENDED           ENDED
                                                  DECEMBER 31,    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,
                                                          2004            2003            2002            2001*
--------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE--
  BEGINNING OF PERIOD                             $      25.97    $      21.55    $      24.40    $      25.00
                                                  ------------    ------------    ------------    ------------
  Net Investment Income (Loss)+                           (.20)           (.15)           (.14)           (.20)
  Net Realized and Unrealized Gains
   (Losses) on Securities                                 6.09            4.57           (2.71)           (.40)
                                                  ------------    ------------    ------------    ------------
  Net Increase (Decrease) in Net Asset Value
   Resulting from Operations                              5.89            4.42           (2.85)           (.60)
  Distributions to Shareholders from:
   Net Investment Income                                    --              --              --              --
   Net Realized Capital Gains                             (.41)             --              --              --
   Total Distributions                                    (.41)             --              --              --
                                                  ------------    ------------    ------------    ------------
  Net Increase (Decrease) in Net Asset Value              5.48            4.42           (2.85)           (.60)
                                                  ------------    ------------    ------------    ------------
NET ASSET VALUE--END OF PERIOD                    $      31.45    $      25.97    $      21.55    $      24.40
                                                  ============    ============    ============    ============
TOTAL INVESTMENT RETURN                                  22.99%          20.51%         (11.68)%         (2.40)%

RATIOS TO AVERAGE NET ASSETS
  Gross Expenses                                          1.57%           1.64%           1.69%           2.16%**
  Net Expenses                                            1.57%           1.64%           1.69%           2.16%**
  Net Investment Income (Loss)                           (0.71)%         (0.65)%         (0.63)%         (0.89)%**
SUPPLEMENTARY DATA:
  Portfolio Turnover Rate***                               473%          1,045%          1,435%            609%
  Net Assets, End of Period (000's omitted)       $     47,333    $      8,032    $      6,301    $        522

+    CALCULATED USING THE AVERAGE DAILY SHARES OUTSTANDING FOR THE PERIOD.

* SINCE THE COMMENCEMENT OF OPERATIONS: JULY 27, 2001-TELECOMMUNICATIONS FUND; JUNE 11, 2001-TRANSPORTATION FUND.

**   ANNUALIZED

*** PORTFOLIO TURNOVER RATIO IS CALCULATED WITHOUT REGARD TO SHORT-TERM SECURITIES HAVING A MATURITY OF LESS THAN ONE YEAR.

~    LESS THAN $.01 PER SHARE. ACTUAL AMOUNT = $.00019538.

BENCHMARK INFORMATION

STANDARD & POOR'S CORP. (THE "INDEX PUBLISHER") DOES NOT SPONSOR, ENDORSE, SELL OR PROMOTE ANY RYDEX FUND AND MAKES NO REPRESENTATION OR WARRANTY, IMPLIED OR EXPRESS, TO THE INVESTORS IN THE FUNDS, OR ANY MEMBERS OF THE PUBLIC, REGARDING:

   -  THE ADVISABILITY OF INVESTING IN INDEX FUNDS;

   -  THE ABILITY OF ANY INDEX TO TRACK STOCK MARKET PERFORMANCE;

   - THE ACCURACY AND/OR THE COMPLETENESS OF THE AFOREMENTIONED INDICES OR ANY DATA INCLUDED THEREIN;

   - THE RESULTS TO BE OBTAINED BY ANY OF THE FUNDS, THE INVESTORS IN THE FUNDS, OR ANY PERSON OR ENTITY FROM THE USE OF THE INDICES OR DATA INCLUDED THEREIN; AND

   - THE MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE FOR USE WITH RESPECT TO THE INDICES OR ANY DATA INCLUDED THEREIN.

FURTHER, THE INDEX PUBLISHER DOES NOT:

   -  RECOMMEND THAT ANY PERSON INVEST IN THE FUNDS OR ANY OTHER SECURITIES;

   - HAVE ANY RESPONSIBILITY OR LIABILITY FOR OR MAKE ANY DECISIONS ABOUT THE TIMING, AMOUNT OR PRICING OF THE FUNDS;

   - HAVE ANY RESPONSIBILITY OR LIABILITY FOR THE ADMINISTRATION, MANAGEMENT OR MARKETING OF THE FUNDS;

   - CONSIDER THE NEEDS OF THE FUNDS OR THE INVESTORS IN THE FUNDS IN DETERMINING, COMPOSING OR CALCULATING THE INDEXES OR HAS ANY OBLIGATION TO DO SO;

   - WILL HAVE ANY LIABILITY IN CONNECTION WITH THE FUNDS OR FOR ANY ERRORS, OMISSIONS OR INTERRUPTIONS IN CONNECTION WITH THE INDEXES OR THE RELATED DATA;

   - WILL BE LIABLE FOR ANY LOST PROFITS OR INDIRECT PUNITIVE, SPECIAL OR CONSEQUENTIAL DAMAGES OR LOSSES, EVEN IF SUCH INDEX PUBLISHER KNOWS THAT THEY MIGHT OCCUR.

"STANDARD & POOR'S(R)," "S&P(R)," "S&P 500(R)," "STANDARD & POOR'S 500," "500,"
"STANDARD & POOR'S MIDCAP 400," "S&P MIDCAP 400," "STANDARD & POOR'S SMALLCAP 600," AND "S&P SMALLCAP 600" ARE TRADEMARKS OF THE MCGRAW-HILL COMPANIES, INC. AND HAVE BEEN LICENSED FOR USE BY RYDEX INVESTMENTS. THE RYDEX FUNDS ARE NOT SPONSORED, ENDORSED, SOLD OR PROMOTED BY STANDARD & POOR'S AND STANDARD & POOR'S MAKES NO REPRESENTATION REGARDING THE ADVISABILITY OF INVESTING IN THE RYDEX FUNDS.

MORE INFORMATION ABOUT THE INDEX PUBLISHERS IS LOCATED IN THE SAI.

                                       BC

Additional information about the Funds is included in the SAI dated May 1, 2005, which contains more detailed information about the Funds. The SAI has been filed with the SEC and is incorporated by reference into this Prospectus and, therefore, legally forms a part of this Prospectus. The SEC maintains the EDGAR database on its web site ("http://www.sec.gov") that contains the SAI, material incorporated by reference, and other information regarding registrants that file electronically with the SEC. You may also review and copy documents at the SEC Public Reference Room in Washington, D.C. (for information on the operation of the Public Reference Room, call 202.942.8090). You may request documents by mail from the SEC, upon payment of a duplication fee, by writing to: Securities and Exchange Commission, Public Reference Section, Washington, D.C. 20549-0102. You may also obtain this information, upon payment of a duplicating fee, by e-mailing the SEC at the following address: publicinfo@sec.gov.

You may obtain a copy of the SAI or the annual or semi-annual reports, without charge by calling 800.820.0888 or by writing to Rydex Variable Trust, at 9601 Blackwell Road, Suite 500, Rockville, Maryland 20850. Additional information about the Funds' investments is available in the annual and semi-annual reports. Also, in the Funds' annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Funds' performance during its last fiscal year. Because shares of the Funds are available exclusively for variable annuity and variable life insurance products, the Trust does not provide its SAI and shareholder reports on its web site.

NO ONE HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY
REPRESENTATIONS NOT CONTAINED IN THIS PROSPECTUS OR IN THE TRUST'S SAI IN CONNECTION WITH THE OFFERING OF FUND SHARES. DO NOT RELY ON ANY SUCH INFORMATION OR REPRESENTATIONS AS HAVING BEEN AUTHORIZED BY THE TRUST OR RYDEX INVESTMENTS. THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFERING BY THE TRUST IN ANY JURISDICTION WHERE SUCH AN OFFERING IS NOT LAWFUL.

The Trust's SEC registration number is 811-08821.

A FAMILY OF FUNDS DESIGNED EXCLUSIVELY FOR FINANCIAL PROFESSIONALS AND SOPHISTICATED INVESTORS


[RYDEXINVESTMENTS ESSENTIAL FOR MODERN MARKETS(TM) LOGO]

9601 BLACKWELL ROAD
SUITE 500
ROCKVILLE, MD 20850
800.820.0888
WWW.RYDEXINVESTMENTS.COM                                             RVTP-1-5/05

THE RYDEX VARIABLE TRUST

PROSPECTUS
MAY 1, 2005

BENCHMARK FUNDS
NOVA
URSA
OTC
ARKTOS
U.S. GOVERNMENT BOND
JUNO

STRATEGIC FUND

SECTOR ROTATION

MONEY MARKET FUND
U.S. GOVERNMENT MONEY MARKET

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THE TRUST'S SHARES OR PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

[RYDEXINVESTMENTS ESSENTIAL FOR MODERN MARKETS(TM) LOGO]

RYDEX VARIABLE TRUST

9601 Blackwell Road, Suite 500
Rockville, Maryland 20850

800.820.0888
301.296.5100

BENCHMARK FUNDS

STRATEGIC FUND

MONEY MARKET FUND

Rydex Variable Trust (the "Trust") is a mutual fund complex offering professionally managed investment portfolios (the "Funds") which are grouped into the following categories:

BENCHMARK FUNDS - Nova Fund, Ursa Fund, OTC Fund, Arktos Fund, U.S. Government Bond Fund, Juno Fund

STRATEGIC FUND - Sector Rotation Fund

MONEY MARKET FUND - U.S. Government Money Market Fund

Shares of the Funds are available exclusively for variable annuity and variable life insurance products. Variable life and variable annuity contract owners should also review the variable insurance contract prospectus prepared by their insurance company. Information about any variable insurance contract fees is included in the variable insurance contract prospectus.

RISKS OF INVESTING IN THE FUNDS

The value of the Funds may fluctuate. In addition, Fund shares:

- MAY DECLINE IN VALUE AND YOU MAY LOSE MONEY
- ARE NOT FEDERALLY INSURED
- ARE NOT GUARANTEED BY ANY GOVERNMENT AGENCY
- ARE NOT BANK DEPOSITS
- ARE NOT GUARANTEED TO ACHIEVE THEIR OBJECTIVES

     TABLE OF CONTENTS

     BENCHMARK FUNDS
5    COMMON RISK/RETURN INFORMATION
6    NOVA FUND
8    URSA FUND
10   OTC FUND
12   ARKTOS FUND
14   U.S. GOVERNMENT BOND FUND
16   JUNO FUND

     STRATEGIC FUND
18   SECTOR ROTATION FUND

     MONEY MARKET FUND
20   U.S. GOVERNMENT MONEY MARKET FUND

22   MORE INFORMATION ABOUT FUND INVESTMENTS AND RISK

25   PURCHASING AND REDEEMING SHARES

26   DIVIDENDS, DISTRIBUTIONS, AND TAXES

27   MANAGEMENT OF THE FUNDS

28   FINANCIAL HIGHLIGHTS

36   BENCHMARK INFORMATION

BC   ADDITIONAL INFORMATION

This page intentionally left blank.

RYDEX BENCHMARK FUNDS

NOVA FUND

URSA FUND

OTC FUND

ARKTOS FUND

U.S. GOVERNMENT BOND FUND

JUNO FUND

COMMON RISK/RETURN INFORMATION

INVESTMENT OBJECTIVES

Each Benchmark Fund seeks to provide investment results that either match or correlate to the performance of a specific benchmark.

PRINCIPAL RISKS

MARKET RISK - The Funds' value may fluctuate from day to day. Due to market conditions, Fund shares may decline in value causing you to lose money.

DERIVATIVES RISK - The Funds' use of derivatives such as futures, options and swap agreements to pursue their investment objectives may expose the Funds to additional risks that they would not be subject to if they invested directly in the securities underlying those derivatives. These risks may cause the Funds to experience higher losses than funds that do not use derivatives.

TRACKING ERROR RISK - The Advisor may not be able to cause a Fund's performance to match or exceed that of the Fund's benchmark, either on a daily or aggregate basis. In addition, because each Fund is tracking the performance of its benchmark on a daily basis, mathematical compounding may prevent a Fund from correlating with the monthly, quarterly, annual or other period performance of its benchmark. Tracking error may cause a Fund's performance to be less than you expect.

ACTIVE TRADING RISK - A significant portion of the assets of the Funds come from investors who take part in certain strategic and tactical asset allocation programs. The Funds anticipate that investors who take part in these programs may frequently redeem or exchange shares of the Funds, which may cause the Funds to experience high portfolio turnover. Higher portfolio turnover may result in the Funds paying higher levels of transaction costs and generating greater tax liabilities for shareholders. In addition, large movements of assets into and out of the Funds may negatively impact a Fund's ability to achieve its investment objective.

NON-DIVERSIFICATION RISK - Each Fund is considered non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single security could cause greater fluctuations in the value of Fund shares than would occur in a more diversified fund.

SWAP COUNTERPARTY CREDIT RISK - The Funds are subject to credit risk on the amount they expect to receive from swap agreement counterparties. If a swap counterparty defaults on its payment obligations to a Fund, this default will cause the value of your investment in the Fund to decrease.

EARLY CLOSING RISK - The Funds are subject to the risk that unanticipated early closings of securities exchanges will result in the Funds being unable to sell or buy securities on that day. If an exchange closes early on a day when a Fund needs to execute a high volume of securities trades late in a trading day, the Fund might incur substantial trading losses.

NOVA FUND
FUND INFORMATION

FUND OBJECTIVE

The Nova Fund seeks to provide investment results that match the performance of a specific benchmark on a daily basis. The Fund's current benchmark is 150% of the performance of the S&P 500(R) Index (the "underlying index").

If the Fund meets its objective, the value of the Fund's shares will tend to increase on a daily basis by 150% of the value of any increase in the underlying index. When the value of the underlying index declines, the value of the Fund's shares should also decrease on a daily basis by 150% of the value of any decrease in the underlying index (e.g., if the underlying index goes down by 5%, the value of the Fund's shares should go down by 7.5% on that day).

PRINCIPAL INVESTMENT STRATEGY

Unlike a traditional index fund, as its primary investment strategy, the Fund invests to a significant extent in leveraged instruments, such as futures contracts and options on securities, futures contracts, and stock indices, as well as equity securities and may enter into swap agreements. Futures and options contracts enable the Fund to pursue its objective without investing directly in the securities included in the underlying index, or in the same proportion that those securities are represented in the underlying index. On a day-to-day basis, to collateralize these futures and options contracts, the Fund holds U.S. Government securities or cash equivalents.

PRINCIPAL RISKS

In addition to the risks common to investing in any Benchmark Fund, the Nova Fund is subject to a number of other risks that may affect the value of its shares, including:

EQUITY RISK - The equity markets are volatile, and the value of the Fund's equity securities and equity derivatives, such as futures and options contracts, may fluctuate significantly from day to day. This volatility may cause the value of your investment in the Fund to decrease.

LEVERAGING RISK - The more the Fund invests in leveraged instruments, the more this leverage will magnify any losses on those investments. Leverage will also have the effect of magnifying tracking error risk.

FUND PERFORMANCE AND FEE INFORMATION

PERFORMANCE

The bar chart and table below show the performance of the Nova Fund both year by year and as an average over different periods of time. For investment activity prior to November 1998, the Fund's performance reflected insurance-related charges that had the effect of reducing returns. Subsequent periods do not reflect insurance charges which, if reflected, would similarly have the effect of reducing returns. The variability of performance over time provides an indication of the risks of investing in the Fund. Of course, this past performance does not necessarily indicate how the Fund will perform in the future.

[CHART]

1998             30.06%
1999             23.28%
2000            -20.30%
2001            -23.58%
2002            -35.72%
2003             39.19%
2004             14.62%

DURING THE PERIOD SHOWN IN THE BAR CHART, THE HIGHEST RETURN FOR A QUARTER WAS 31.57% (QUARTER ENDED DECEMBER 31, 1998) AND THE LOWEST RETURN FOR A QUARTER WAS -26.76% (QUARTER ENDED SEPTEMBER 30, 2002).

AVERAGE ANNUAL TOTAL RETURN (FOR PERIODS ENDING DECEMBER 31, 2004)(1)

                                                                     NOVA FUND           S&P 500 INDEX(2)
---------------------------------------------------------------------------------------------------------
PAST ONE YEAR                                                          14.62%                  10.89%
PAST FIVE YEARS                                                        -8.98%                  -2.30%
SINCE INCEPTION (05/07/97)                                              2.66%                   6.91%

(1) THESE FIGURES ASSUME THE REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS.
(2) THE S&P 500(R) INDEX IS AN UNMANAGED CAPITALIZATION-WEIGHTED INDEX COMPOSED OF 500 COMMON STOCKS, WHICH ARE CHOSEN BY THE STANDARD & POOR'S CORPORATION (S&P) ON A STATISTICAL BASIS. RETURNS REFLECT NO DEDUCTION FOR FEES, EXPENSES OR TAXES.

FEES AND EXPENSES OF THE FUND

This table and example are designed to assist you in understanding the fees and expenses that you may pay as an investor in the shares.

OWNERS OF VARIABLE ANNUITY AND INSURANCE CONTRACTS THAT INVEST IN THE FUND SHOULD REFER TO THE VARIABLE INSURANCE CONTRACT PROSPECTUS FOR A DESCRIPTION OF FEES AND EXPENSES, AS THE TABLE AND EXAMPLE DO NOT REFLECT DEDUCTIONS AT THE SEPARATE ACCOUNT LEVEL OR CONTRACT LEVEL FOR ANY CHARGES THAT MAY BE INCURRED UNDER A CONTRACT. IF THE TABLE AND EXAMPLE WERE TO REFLECT THE DEDUCTION OF INSURANCE CHARGES, FEES AND EXPENSES WOULD BE HIGHER.

SHAREHOLDER FEES                                                                               NONE
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
    MANAGEMENT FEES                                                                            0.75%
    DISTRIBUTION (12b-1) FEES                                                                  NONE
    OTHER EXPENSES                                                                             0.71%
TOTAL ANNUAL FUND OPERATING EXPENSES                                                           1.46%

EXAMPLE

This Example is intended to help you compare the cost of investing in the shares of the Nova Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

         1 YEAR         3 YEARS         5 YEARS        10 YEARS
---------------------------------------------------------------
          $ 153          $ 476           $ 822          $ 1,796

URSA FUND
FUND INFORMATION

FUND OBJECTIVE

The Ursa Fund seeks to provide investment results that will inversely correlate to the performance of the S&P 500(R) Index (the "underlying index").

If the Fund meets its objective, the value of the Fund's shares will tend to increase during times when the value of the underlying index is decreasing. When the value of the underlying index is increasing, however, the value of the Fund's shares should decrease on a daily basis by an inversely proportionate amount (e.g., if the underlying index goes up by 5%, the value of the Fund's shares should go down by 5% on that day).

PRINCIPAL INVESTMENT STRATEGY

Unlike a traditional index fund, the Ursa Fund's benchmark is to perform exactly opposite the underlying index, and the Ursa Fund will not own the securities included in the underlying index. Instead, as its primary investment strategy, the Ursa Fund invests to a significant extent in short sales of securities or futures contracts and in options on securities, futures contracts, and stock indices and may enter into swap agreements. On a day-to-day basis, the Ursa Fund holds U.S. Government securities or cash equivalents to collateralize these futures and options contracts.

PRINCIPAL RISKS

In addition to the risks common to investing in any Benchmark Fund, the Ursa Fund is subject to a number of other risks that may affect the value of its shares, including:

EQUITY RISK - The equity markets are volatile, and the value of the Fund's equity securities and equity derivatives, such as futures and options contracts, may fluctuate significantly from day to day. This volatility may cause the value of your investment in the Fund to decrease.

SHORT SALES RISK - Short sales are transactions in which a Fund sells a security it does not own. If the security the Fund sold short goes down in price between the time the Fund sells the security and closes its short position, the Fund will realize a gain on the transaction. Conversely, if the security goes up in price during the period, the Fund will realize a loss on the transaction. The risk of such price increases is the principal risk of engaging in short sales. The Fund may also be subject to expenses related to short sales such as borrowing and margin account maintenance costs, which may negatively impact the performance of the Fund.

FUND PERFORMANCE AND FEE INFORMATION

PERFORMANCE

The bar chart and table below show the performance of the Ursa Fund both year by year and as an average over different periods of time. For investment activity prior to November 1998, the Fund's performance reflected insurance-related charges that had the effect of reducing returns. Subsequent periods do not reflect insurance charges which, if reflected, would similarly have the effect of reducing returns. The variability of performance over time provides an indication of the risks of investing in the Fund. Of course, this past performance does not necessarily indicate how the Fund will perform in the future.

[CHART]

1998            -21.93%
1999            -15.06%
2000             16.05%
2001             14.99%
2002             21.64%
2003            -23.78%
2004            -10.05%

DURING THE PERIOD SHOWN IN THE BAR CHART, THE HIGHEST RETURN FOR A QUARTER WAS 17.71% (QUARTER ENDED SEPTEMBER 30, 2002) AND THE LOWEST RETURN FOR A QUARTER WAS -16.89% (QUARTER ENDED DECEMBER 31, 1998).

AVERAGE ANNUAL TOTAL RETURN (FOR PERIODS ENDING DECEMBER 31, 2004)(1)

                                                                     URSA FUND            S&P 500 INDEX(2)
----------------------------------------------------------------------------------------------------------
PAST ONE YEAR                                                         -10.05%                 10.89%
PAST FIVE YEARS                                                         2.16%                 -2.30%
SINCE INCEPTION (06/09/97)(3)                                          -5.80%                  6.17%

(1) THESE FIGURES ASSUME THE REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS.
(2) THE S&P 500(R) INDEX IS AN UNMANAGED CAPITALIZATION-WEIGHTED INDEX COMPOSED OF 500 COMMON STOCKS, WHICH ARE CHOSEN BY THE STANDARD & POOR'S CORPORATION (S&P) ON A STATISTICAL BASIS. RETURNS REFLECT NO DEDUCTION FOR FEES, EXPENSES OR TAXES.
(3) THE FUND COMMENCED CONTINUOUS OPERATIONS ON JUNE 10, 1997. PRIOR TO THAT TIME, DUE TO THE NATURE OF THE FUND'S INVESTMENT ACTIVITY, THE FUND EXPERIENCED PERIODS WITH ZERO NET ASSETS. PERIODS OF OPERATION INCLUDING RETURNS FOR EACH DISCRETE PERIOD, WERE AS FOLLOWS: MAY 7, 1997 TO MAY 21, 1997, - 3.70%; AND MAY 24, 1997 TO JUNE 3, 1997, 0.10%.

FEES AND EXPENSES OF THE FUND

This table and example are designed to assist you in understanding the fees and expenses that you may pay as an investor in the shares.

OWNERS OF VARIABLE ANNUITY AND INSURANCE CONTRACTS THAT INVEST IN THE FUND SHOULD REFER TO THE VARIABLE INSURANCE CONTRACT PROSPECTUS FOR A DESCRIPTION OF FEES AND EXPENSES, AS THE TABLE AND EXAMPLE DO NOT REFLECT DEDUCTIONS AT THE SEPARATE ACCOUNT LEVEL OR CONTRACT LEVEL FOR ANY CHARGES THAT MAY BE INCURRED UNDER A CONTRACT. IF THE TABLE AND EXAMPLE WERE TO REFLECT THE DEDUCTION OF INSURANCE CHARGES, FEES AND EXPENSES WOULD BE HIGHER.

SHAREHOLDER FEES                                                                               NONE
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
    MANAGEMENT FEES                                                                            0.90%
    DISTRIBUTION (12b-1) FEES                                                                  NONE
    OTHER EXPENSES                                                                             0.72%
TOTAL ANNUAL FUND OPERATING EXPENSES                                                           1.62%

EXAMPLE

This Example is intended to help you compare the cost of investing in the shares of the Ursa Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

         1 YEAR         3 YEARS         5 YEARS        10 YEARS
---------------------------------------------------------------
          $ 170          $ 527           $ 909          $ 1,977

OTC FUND
FUND INFORMATION

FUND OBJECTIVE

The OTC Fund seeks to provide investment results that correspond to a benchmark for over-the-counter securities. The Fund's current benchmark is the Nasdaq 100 Index(R) (the "underlying index").

If the Fund meets its objective, the value of the Fund's shares should increase on a daily basis by the amount of any increase in the value of the underlying index. However, when the value of the underlying index declines, the value of the Fund's shares should also decrease on a daily basis by the amount of the decrease in value of the underlying index.

PRINCIPAL INVESTMENT STRATEGY

The Fund invests principally in securities of companies included in the underlying index. It also may invest in other instruments whose performance is expected to correspond to that of the underlying index, and may engage in futures and options transactions and enter into swap agreements. The Fund may also purchase U.S. Government securities.

PRINCIPAL RISKS

In addition to the risks common to investing in any Benchmark Fund, the OTC Fund is subject to a number of other risks that may affect the value of its shares, including:

EQUITY RISK - The equity markets are volatile, and the value of the Fund's equity securities and equity derivatives, such as futures and options contracts, may fluctuate significantly from day to day. This volatility may cause the value of your investment in the Fund to decrease.

CONCENTRATION RISK - To the extent that the underlying index is currently concentrated in issuers conducting business in the technology sector, the Fund's investments in those issuers are subject to legislative or regulatory changes, adverse market conditions and/or increased competition affecting that economic sector. The prices of the securities of technology companies may fluctuate widely due to competitive pressures, increased sensitivity to short product cycles and aggressive pricing, problems relating to bringing their products to market, very high price/earnings ratios, and high personnel turnover due to severe labor shortages for skilled technology professionals.

FUND PERFORMANCE AND FEE INFORMATION

PERFORMANCE

The bar chart and table below show the performance of the OTC Fund both year by year and as an average over different periods of time. For investment activity prior to November 1998, the Fund's performance reflected insurance-related charges that had the effect of reducing returns. Subsequent periods do not reflect insurance charges which, if reflected, would similarly have the effect of reducing returns. The variability of performance over time provides an indication of the risks of investing in the Fund. Of course, this past performance does not necessarily indicate how the Fund will perform in the future.

[CHART]

1998      83.76%
1999     101.32%
2000     -38.19%
2001     -35.17%
2002     -38.85%
2003      45.41%
2004       9.35%

DURING THE PERIOD SHOWN IN THE BAR CHART, THE HIGHEST RETURN FOR A QUARTER WAS 53.10% (QUARTER ENDED DECEMBER 31, 1999) AND THE LOWEST RETURN FOR A QUARTER WAS -37.14% (QUARTER ENDED SEPTEMBER 30, 2001).

AVERAGE ANNUAL TOTAL RETURN (FOR PERIODS ENDING DECEMBER 31, 2004)(1)

                                                                     OTC FUND            NASDAQ 100 INDEX(2)
------------------------------------------------------------------------------------------------------------
PAST ONE YEAR                                                           9.35%                  10.43%
PAST FIVE YEARS                                                       -17.18%                 -15.25%
SINCE INCEPTION (05/07/97)                                              5.76%                   7.85%

(1) THESE FIGURES ASSUME THE REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS.
(2) THE NASDAQ 100 INDEX(R) IS AN UNMANAGED MODIFIED CAPITALIZATION-WEIGHTED INDEX COMPOSED OF 100 OF THE LARGEST NON-FINANCIAL COMPANIES LISTED ON THE NASDAQ STOCK MARKET, INC. ("NASDAQ"). RETURNS REFLECT NO DEDUCTIONS FOR FEES, EXPENSES OR TAXES.

FEES AND EXPENSES OF THE FUND

This table and example are designed to assist you in understanding the fees and expenses that you may pay as an investor in the shares.

OWNERS OF VARIABLE ANNUITY AND INSURANCE CONTRACTS THAT INVEST IN THE FUND SHOULD REFER TO THE VARIABLE INSURANCE CONTRACT PROSPECTUS FOR A DESCRIPTION OF FEES AND EXPENSES, AS THE TABLE AND EXAMPLE DO NOT REFLECT DEDUCTIONS AT THE SEPARATE ACCOUNT LEVEL OR CONTRACT LEVEL FOR ANY CHARGES THAT MAY BE INCURRED UNDER A CONTRACT. IF THE TABLE AND EXAMPLE WERE TO REFLECT THE DEDUCTION OF INSURANCE CHARGES, FEES AND EXPENSES WOULD BE HIGHER.

SHAREHOLDER FEES                                                                               NONE
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
    MANAGEMENT FEES                                                                            0.75%
    DISTRIBUTION (12b-1) FEES                                                                  NONE
    OTHER EXPENSES                                                                             0.72%
TOTAL ANNUAL FUND OPERATING EXPENSES                                                           1.47%

EXAMPLE

This Example is intended to help you compare the cost of investing in the shares of the OTC Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

         1 YEAR         3 YEARS         5 YEARS        10 YEARS
---------------------------------------------------------------
          $ 154          $ 479           $ 827          $ 1,807

ARKTOS FUND
FUND INFORMATION

FUND OBJECTIVE

The Arktos Fund seeks to provide investment results that will match the performance of a specific benchmark. The Fund's current benchmark is the inverse of the performance of the Nasdaq 100 Index(R) (the "underlying index").

If the Fund meets its objective, the value of the Fund's shares will tend to increase during times when the value of the underlying index is decreasing. When the value of the underlying index is increasing, however, the value of the Fund's shares should decrease on a daily basis by an inversely proportionate amount (e.g., if the underlying index goes up by 5%, the value of the Fund's shares should go down by 5% on that day).

PRINCIPAL INVESTMENT STRATEGY

Unlike a traditional index fund, the Arktos Fund's benchmark is to perform exactly opposite the underlying index, and the Arktos Fund will not own the securities included in the underlying index. Instead, as its primary investment strategy, the Arktos Fund engages to a significant extent in short sales of securities or futures contracts and in options on securities, futures contracts, and stock indices and may enter into swap agreements. On a day-to-day basis, the Arktos Fund holds U.S. Government securities or cash equivalents to collateralize these futures and options contracts. The Arktos Fund also may enter into swap agreements.

PRINCIPAL RISKS

In addition to the risks common to investing in any Benchmark Fund, the Arktos Fund is subject to a number of other risks that may affect the value of its shares, including:

EQUITY RISK - The equity markets are volatile, and the value of the Fund's equity securities and equity derivatives, such as futures and options contracts, may fluctuate significantly from day to day. This volatility may cause the value of your investment in the Fund to decrease.

CONCENTRATION RISK - To the extent that the underlying index is currently concentrated in issuers conducting business in the technology sector, the Fund's investments in those issuers are subject to legislative or regulatory changes and/or adverse market conditions. Because the Fund seeks to perform opposite to the underlying index performance, the value of the Fund's investments will tend to decrease when market conditions favor technology sector issuers due to the underlying index concentration. The prices of the securities of technology companies may fluctuate widely due to investor sentiment, competitive pressures, increased sensitivity to short product cycles and aggressive pricing, problems relating to bringing their products to market, very high price/earnings ratios, and high personnel turnover due to severe labor shortages for skilled technology professionals.

SHORT SALES RISK - Short sales are transactions in which a Fund sells a security it does not own. If the security the Fund sold short goes down in price between the time the Fund sells the security and closes its short position, the Fund will realize a gain on the transaction. Conversely, if the security goes up in price during the period, the Fund will realize a loss on the transaction. The risk of such price increases is the principal risk of engaging in short sales. The Fund may also be subject to expenses related to short sales such as borrowing and margin account maintenance costs, which may negatively impact the performance of the Fund.

FUND PERFORMANCE AND FEE INFORMATION

PERFORMANCE

The bar chart and table below show the performance of the Arktos Fund both year by year and as an average over different periods of time. The variability of performance over time provides an indication of the risks of investing in the Fund. Of course, this past performance does not necessarily indicate how the Fund will perform in the future.

[CHART]

2002        33.85%
2003       -37.37%
2004       -11.83%

DURING THE PERIOD SHOWN IN THE BAR CHART, THE HIGHEST RETURN FOR A QUARTER WAS 32.20% (QUARTER ENDED JUNE 30, 2002) AND THE LOWEST RETURN FOR A QUARTER WAS -18.97% (QUARTER ENDED DECEMBER 31, 2002).

AVERAGE ANNUAL TOTAL RETURN (FOR PERIODS ENDING DECEMBER 31, 2004)(1)

                                                                      ARKTOS             NASDAQ 100 INDEX(2)
------------------------------------------------------------------------------------------------------------
PAST ONE YEAR                                                         -11.83%                   10.43%
SINCE INCEPTION (05/21/2001)                                           -3.73%                   -6.32%

(1) THESE FIGURES ASSUME THE REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS.
(2) THE NASDAQ 100 INDEX(R) IS AN UNMANAGED MODIFIED CAPITALIZATION-WEIGHTED INDEX COMPOSED OF 100 OF THE LARGEST NON-FINANCIAL COMPANIES LISTED ON THE NASDAQ STOCK MARKET, INC. ("NASDAQ"). RETURNS REFLECT NO DEDUCTION FOR FEES, EXPENSES OR TAXES.

FEES AND EXPENSES OF THE FUND

This table and example are designed to assist you in understanding the fees and expenses that you may pay as an investor in the shares.

OWNERS OF VARIABLE ANNUITY AND INSURANCE CONTRACTS THAT INVEST IN THE FUND SHOULD REFER TO THE VARIABLE INSURANCE CONTRACT PROSPECTUS FOR A DESCRIPTION OF FEES AND EXPENSES, AS THE TABLE AND EXAMPLE DO NOT REFLECT DEDUCTIONS AT THE SEPARATE ACCOUNT LEVEL OR CONTRACT LEVEL FOR ANY CHARGES THAT MAY BE INCURRED UNDER A CONTRACT. IF THE TABLE AND EXAMPLE WERE TO REFLECT THE DEDUCTION OF INSURANCE CHARGES, FEES AND EXPENSES WOULD BE HIGHER.

SHAREHOLDER FEES                                                                               NONE
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
    MANAGEMENT FEES                                                                            0.90%
    DISTRIBUTION (12b-1) FEES                                                                  NONE
    OTHER EXPENSES                                                                             0.74%
TOTAL ANNUAL FUND OPERATING EXPENSES                                                           1.64%

EXAMPLE

This Example is intended to help you compare the cost of investing in the shares of the Arktos Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

         1 YEAR         3 YEARS         5 YEARS        10 YEARS
---------------------------------------------------------------
          $ 172          $ 534           $ 919          $ 2,000

U.S. GOVERNMENT BOND FUND
FUND INFORMATION

FUND OBJECTIVE

The U.S. Government Bond Fund seeks to provide investment results that correspond to a benchmark for U.S. Government securities. The Fund's current benchmark is 120% of the price movement of the Long Treasury Bond. The Long Treasury Bond is the U.S. Treasury bond with the longest maturity, which is currently 30 years. The price movement of the Long Treasury Bond is based on the daily price change of the most recently issued Long Treasury Bond.

If the Fund meets its objective, the value of the Fund's shares should increase on a daily basis by 120% of any price increase by the Long Treasury Bond. In contrast, when the price of the Long Treasury Bond declines, the value of the Fund's shares should decline on a daily basis by 120% of any price decline of the Long Treasury Bond (e.g., if the Long Treasury Bond goes down by 5%, the value of the Fund's shares should go down by 6% on that day).

PRINCIPAL INVESTMENT STRATEGY

The Fund invests principally in U.S. Government securities and in leveraged instruments, such as certain futures and options contracts. Some of the Fund's U.S. Government securities, or cash equivalents, will be used to collateralize these futures and options. Futures and options contracts, if used properly, may enable the Fund to meet its objective by increasing the Fund's exposure to the securities included in its benchmark. In addition, the Fund may enter into transactions involving zero coupon U.S. Treasury bonds.

PRINCIPAL RISKS

In addition to the risks common to investing in any Benchmark Fund, the U.S. Government Bond Fund is subject to a number of other risks that may affect the value of its shares, including:

FIXED INCOME RISK - The Fund's fixed income investments will change in value in response to interest rate changes and other factors. In addition, the value of securities with longer maturities will fluctuate more in response to interest rate changes.

LEVERAGING RISK - The more the Fund invests in leveraged instruments, the more this leverage will magnify any losses on those investments. Leverage will also have the effect of magnifying tracking error risk.

FUND PERFORMANCE AND FEE INFORMATION

PERFORMANCE

The bar chart and table below show the performance of the U.S. Government Bond Fund both year by year and as an average over different periods of time. For investment activity prior to November 1998, the Fund's performance reflected insurance-related charges that had the effect of reducing returns. Subsequent periods do not reflect insurance charges which, if reflected, would similarly have the effect of reducing returns. The variability of performance over time provides an indication of the risks of investing in the Fund. Of course, this past performance does not necessarily indicate how the Fund will perform in the future.

[CHART]

1998       12.86%
1999      -20.45%
2000       20.16%
2001        0.08%
2002       18.62%
2003       -0.64%
2004        8.42%

DURING THE PERIOD SHOWN IN THE BAR CHART, THE HIGHEST RETURN FOR A QUARTER WAS 17.53% (QUARTER ENDED SEPTEMBER 30, 2002) AND THE LOWEST RETURN FOR A QUARTER WAS -9.57% (QUARTER ENDED MARCH 31, 1999).

AVERAGE ANNUAL TOTAL RETURN (FOR PERIODS ENDING DECEMBER 31, 2004)(1)

                                                                  U.S. GOVERNMENT             LEHMAN LONG
                                                                     BOND FUND           TREASURY BOND INDEX(2)
---------------------------------------------------------------------------------------------------------------
PAST ONE YEAR                                                         8.42%                       7.70%
PAST FIVE YEARS                                                       8.98%                      10.07%
SINCE INCEPTION (08/18/97)(3)                                         5.80%                       8.45%

(1) THESE FIGURES ASSUME THE REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS.
(2) THE LEHMAN LONG TREASURY BOND INDEX IS AN UNMANAGED INDEX THAT IS A WIDELY RECOGNIZED INDICATOR OF U.S. GOVERNMENT BOND PERFORMANCE. RETURNS REFLECT NO DEDUCTION FOR FEES, EXPENSES OR TAXES.
(3) THE FUND COMMENCED CONTINUOUS OPERATIONS ON AUGUST 18, 1997. PRIOR TO THAT TIME, DUE TO THE NATURE OF THE FUND'S INVESTMENT ACTIVITY, THE FUND EXPERIENCED PERIODS WITH ZERO NET ASSETS. PERIODS OF OPERATION, INCLUDING RETURNS FOR EACH DISCRETE PERIOD, WERE AS FOLLOWS: MAY 29, 1997 TO JUNE 5, 1997, 1.50%; JUNE 24, 1997 TO JULY 14, 1997, 2.20%; JULY 29, 1997 TO AUGUST
    12, 1997, -3.30%.

FEES AND EXPENSES OF THE FUND

This table and example are designed to assist you in understanding the fees and expenses that you may pay as an investor in the shares.

OWNERS OF VARIABLE ANNUITY AND INSURANCE CONTRACTS THAT INVEST IN THE FUND SHOULD REFER TO THE VARIABLE INSURANCE CONTRACT PROSPECTUS FOR A DESCRIPTION OF FEES AND EXPENSES, AS THE TABLE AND EXAMPLE DO NOT REFLECT DEDUCTIONS AT THE SEPARATE ACCOUNT LEVEL OR CONTRACT LEVEL FOR ANY CHARGES THAT MAY BE INCURRED UNDER A CONTRACT. IF THE TABLE AND EXAMPLE WERE TO REFLECT THE DEDUCTION OF INSURANCE CHARGES, FEES AND EXPENSES WOULD BE HIGHER.

SHAREHOLDER FEES                                                                               NONE
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
    MANAGEMENT FEES                                                                            0.50%
    DISTRIBUTION (12b-1) FEES                                                                  NONE
    OTHER EXPENSES                                                                             0.71%
TOTAL ANNUAL FUND OPERATING EXPENSES                                                           1.21%

EXAMPLE

This Example is intended to help you compare the cost of investing in the shares of the U.S. Government Bond Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

         1 YEAR         3 YEARS         5 YEARS        10 YEARS
---------------------------------------------------------------
          $ 127          $ 396           $ 684          $ 1,506

JUNO FUND
FUND INFORMATION

FUND OBJECTIVE

The Juno Fund seeks to provide total returns that will inversely correlate to the price movements of a benchmark for U.S. Treasury debt instruments or futures contract on a specified debt instrument. The Fund's current benchmark is the inverse of the daily price movement of the Long Treasury Bond. The Long Treasury Bond is the U.S. Treasury bond with the longest maturity, which is currently 30 years. The price movement of the Long Treasury Bond is based on the daily price change of the most recently issued Long Treasury Bond.

If the Fund meets its objective, the value of the Fund's shares will tend to increase on a daily basis when the price of the Long Treasury Bond decreases. When the price of the Long Treasury Bond increases, however, the value of the Fund's shares should decrease on a daily basis by an inversely proportionate amount (e.g., if the price of the Long Treasury Bond increases by 2%, the value of the Fund's shares should go down by 2% on that day).

INVESTMENT STRATEGY

Unlike a traditional index fund, the Fund's benchmark is to perform, on a daily basis, exactly opposite its benchmark, the Long Treasury Bond. As its primary investment strategy, the Fund enters into short sales and swap transactions, and engages in futures and options transactions. On a day-to-day basis, the Fund holds U.S. Government securities or cash equivalents to collateralize these obligations.

PRINCIPAL RISKS

In addition to the risks common to investing in any Benchmark Fund, the Juno Fund is subject to a number of other risks that may affect the value of its shares, including:

FIXED INCOME RISK - The Fund's fixed income investments will change in value in response to interest rate changes and other factors. In addition, the value of securities with longer maturities will fluctuate more in response to interest rate changes. These interest rate changes and other factors may also negatively affect the Fund's short sales of fixed income securities.

SHORT SALES RISK - Short sales are transactions in which the Fund sells a security it does not own. If the security the Fund sold short goes down in price between the time the Fund sells the security and closes its short position, the Fund will realize a gain on the transaction. Conversely, if the security goes up in price during the period, the Fund will realize a loss on the transaction. The risk of such price increases is the principal risk of engaging in short sales. The Fund may also be subject to expenses related to short sales such as borrowing and margin account maintenance costs, which may negatively impact the performance of the Fund.

FUND PERFORMANCE AND FEE INFORMATION

PERFORMANCE

The bar chart and table below show the performance of the Juno Fund for one year and as an average over different periods of time. The information in the table gives some indication of the risks of an investment in the Fund by comparing the Fund's performance with a broad measure of market performance. Of course, this past performance does not necessarily indicate how the Fund will perform in the future.

[CHART]

2004       -10.67%

DURING THE PERIOD SHOWN IN THE BAR CHART, THE HIGHEST RETURN FOR A QUARTER WAS 5.97% (QUARTER ENDED JUNE 30, 2004) AND THE LOWEST RETURN FOR A QUARTER WAS -7.49% (QUARTER ENDED MARCH 31, 2004).

AVERAGE ANNUAL TOTAL RETURN (FOR PERIODS ENDING DECEMBER 31, 2004)(1)

                                                                                            LEHMAN LONG
                                                                       JUNO              TREASURY BOND INDEX(2)
---------------------------------------------------------------------------------------------------------------
PAST ONE YEAR                                                         -10.67%                    7.70%
SINCE INCEPTION (05/01/03)                                             -6.94%                    4.59%

(1) THESE FIGURES ASSUME THE REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS.
(2) THE LEHMAN LONG TREASURY BOND INDEX IS AN UNMANAGED INDEX THAT IS A WIDELY RECOGNIZED INDICATOR OF U.S. GOVERNMENT BOND PERFORMANCE. RETURNS REFLECT NO DEDUCTION FOR FEES, EXPENSES OR TAXES.

FEES AND EXPENSES OF THE FUND

This table and example are designed to assist you in understanding the fees and expenses that you may pay as an investor in the shares.

OWNERS OF VARIABLE ANNUITY AND INSURANCE CONTRACTS THAT INVEST IN THE FUND SHOULD REFER TO THE VARIABLE INSURANCE CONTRACT PROSPECTUS FOR A DESCRIPTION OF FEES AND EXPENSES, AS THE TABLE AND EXAMPLE DO NOT REFLECT DEDUCTIONS AT THE SEPARATE ACCOUNT LEVEL OR CONTRACT LEVEL FOR ANY CHARGES THAT MAY BE INCURRED UNDER A CONTRACT. IF THE TABLE AND EXAMPLE WERE TO REFLECT THE DEDUCTION OF INSURANCE CHARGES, FEES AND EXPENSES WOULD BE HIGHER.

SHAREHOLDER FEES                                                                               NONE
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
    MANAGEMENT FEES                                                                             .90%
    DISTRIBUTION (12b-1) FEES                                                                  NONE
    OTHER EXPENSES                                                                             4.12%
TOTAL ANNUAL FUND OPERATING EXPENSES                                                           5.02%

EXAMPLE

This Example is intended to help you compare the cost of investing in the shares of the Juno Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

         1 YEAR         3 YEARS         5 YEARS        10 YEARS
---------------------------------------------------------------
          $ 527         $ 1,577         $ 2,621         $ 5,207

SECTOR ROTATION FUND
FUND INFORMATION

FUND OBJECTIVE

The Sector Rotation Fund seeks long term capital appreciation.

PRINCIPAL INVESTMENT STRATEGY

The Fund seeks to respond to the dynamically changing economy by moving its investments among different sectors or industries. Each month the Advisor, using a quantitative methodology, ranks approximately sixty-two different industries based on price momentum as determined by the recent performance of the various industries over the various near-term time periods. The Fund then invests in the top ranked industries. Subject to maintaining adequate liquidity in the Fund, each industry or sector investment is intended to represent the entire industry or sector. The Fund invests in equity securities, but may also invest in equity derivatives such as futures contracts, options and swap transactions. The Fund may also enter into short sales.

PRINCIPAL RISKS

The Sector Rotation Fund is subject to a number of risks that may affect the value of its shares, including:

MARKET RISK - The Fund's value may fluctuate from day to day. Due to market conditions, Fund shares may decline in value causing you to lose money.

EQUITY RISK - The equity markets are volatile, and the value of the Fund's equity securities and equity derivatives, such as futures and options contracts, may fluctuate significantly from day to day. This volatility may cause the value of your investment in the Fund to decrease.

DERIVATIVES RISK - The Fund's use of derivatives such as futures, options and swap agreements to pursue its investment objectives may expose the Fund to additional risks that it would not be subject to if it invested directly in the securities underlying those derivatives. These risks may cause the Fund to experience higher losses than funds that do not use derivatives.

NON-DIVERSIFICATION RISK - The Fund is considered non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single security could cause greater fluctuations in the value of Fund shares than would occur in a more diversified fund.

SWAP COUNTERPARTY CREDIT RISK - The Fund is subject to credit risk on the amount it expects to receive from swap agreement counterparties. If a swap counterparty defaults on its payment obligations to the Fund, this default will cause the value of your investment in the Fund to decrease.

SMALL AND MEDIUM ISSUER RISK - Small and medium capitalization companies may be more vulnerable than larger, more established organizations to adverse business or economic developments. In particular, small capitalization companies may have limited product lines, markets, and financial resources and may be dependent upon a relatively small management group. These securities may be listed on an exchange or trade over-the-counter and may or may not pay dividends.

INVESTMENT STYLE RISK - The Fund is subject to the risk that the Advisor's use of a price momentum-driven investment strategy may cause the Fund to underperform other types of mutual funds that use different investment strategies during periods when price momentum investing is out of favor.

EARLY CLOSING RISK - The Fund is subject to the risk that unanticipated early closings of securities exchanges will result in the Fund being unable to sell or buy securities on that day. If an exchange closes early on a day when the Fund needs to execute a high volume of securities trades late in a trading day, the Fund might incur substantial trading losses.

FUND PERFORMANCE AND FEE INFORMATION

PERFORMANCE

The bar chart and table below show the performance of the Sector Rotation Fund both year by year and as an average over different periods of time. The variability of performance over time provides an indication of the risks of investing in the Fund. Of course, this past performance does not necessarily indicate how the Fund will perform in the future.

[CHART]

2002        -22.40%
2003         29.97%
2004         10.71%

DURING THE PERIOD SHOWN IN THE BAR CHART, THE HIGHEST RETURN FOR A QUARTER WAS 14.70% (QUARTER ENDED JUNE 30, 2003) AND THE LOWEST RETURN FOR A QUARTER WAS -2.71% (QUARTER ENDED MARCH 31, 2003).

AVERAGE ANNUAL TOTAL RETURN (FOR PERIODS ENDING DECEMBER 31, 2004)(1)

                                                                  SECTOR ROTATION           S&P 500 INDEX(2)
------------------------------------------------------------------------------------------------------------
PAST ONE YEAR                                                          10.71%                    10.89%
SINCE INCEPTION (05/01/2002)                                            4.20%                     6.04%

(1) THESE FIGURES ASSUME THE REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS.
(2) THE S&P 500(R) INDEX IS AN UNMANAGED CAPITALIZATION-WEIGHTED INDEX COMPOSED OF 500 COMMON STOCKS, WHICH ARE CHOSEN BY THE STANDARD & POOR'S CORPORATION (S&P) ON A STATISTICAL BASIS. RETURNS REFLECT NO DEDUCTION FOR FEES, EXPENSES OR TAXES.

FEES AND EXPENSES OF THE FUND

This table and example are designed to assist you in understanding the fees and expenses that you may pay as an investor in the shares.

OWNERS OF VARIABLE ANNUITY AND INSURANCE CONTRACTS THAT INVEST IN THE FUND SHOULD REFER TO THE VARIABLE INSURANCE CONTRACT PROSPECTUS FOR A DESCRIPTION OF FEES AND EXPENSES, AS THE TABLE AND EXAMPLE DO NOT REFLECT DEDUCTIONS AT THE SEPARATE ACCOUNT LEVEL OR CONTRACT LEVEL FOR ANY CHARGES THAT MAY BE INCURRED UNDER A CONTRACT. IF THE TABLE AND EXAMPLE WERE TO REFLECT THE DEDUCTION OF INSURANCE CHARGES, FEES AND EXPENSES WOULD BE HIGHER.

SHAREHOLDER FEES                                                                               NONE
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
    MANAGEMENT FEES                                                                            0.90%
    DISTRIBUTION (12b-1) FEES                                                                  NONE
    OTHER EXPENSES                                                                             0.73%
TOTAL ANNUAL FUND OPERATING EXPENSES                                                           1.63%

EXAMPLE

This Example is intended to help you compare the cost of investing in the shares of the Sector Rotation Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

         1 YEAR         3 YEARS         5 YEARS        10 YEARS
---------------------------------------------------------------
          $ 171          $ 531           $ 914          $ 1,988

U.S. GOVERNMENT MONEY MARKET FUND
FUND INFORMATION

FUND OBJECTIVE

The U.S. Government Money Market Fund seeks to provide security of principal, high current income, and liquidity.

PRINCIPAL INVESTMENT STRATEGY

The U.S. Government Money Market Fund invests primarily in money market instruments issued or guaranteed as to principal and interest by the U.S. Government, its agencies or instrumentalities, and enters into repurchase agreements fully collateralized by U.S. Government securities. The Fund may also invest in Eurodollar time deposits. The Fund operates under Securities and Exchange Commission ("SEC") rules, which impose certain liquidity, maturity and diversification requirements. All securities purchased by the Fund must have remaining maturities of 397 days or less, and must be found by the Advisor to represent minimal credit risk and be of eligible quality.

PRINCIPAL RISKS

The U.S. Government Money Market Fund is subject to a number of risks that may affect the value of its shares, including:

INTEREST RATE RISK - Interest Rate Risk involves the potential for decline in the rate of dividends the Fund pays in the event of declining interest rates.

STABLE PRICE PER SHARE RISK - The Fund's assets are valued using the amortized cost method, which enables the Fund to maintain a stable price of $1.00 per share. ALTHOUGH THE FUND IS MANAGED TO MAINTAIN A STABLE PRICE PER SHARE OF $1.00, THERE IS NO GUARANTEE THAT THE PRICE WILL BE CONSTANTLY MAINTAINED, AND IT IS POSSIBLE TO LOSE MONEY. THE FUND IS NOT A BANK DEPOSIT AND IS NOT FEDERALLY INSURED OR GUARANTEED BY ANY GOVERNMENT AGENCY OR GUARANTEED TO ACHIEVE ITS OBJECTIVE.

FUND PERFORMANCE AND FEE INFORMATION

PERFORMANCE

The bar chart and table below show the performance of the U.S. Government Money Market Fund both year by year and as an average over different periods of time. For investment activity prior to November 1998, the Fund's performance reflected insurance-related charges that had the effect of reducing returns. Subsequent periods do not reflect insurance charges which, if reflected, would similarly have the effect of reducing returns. The variability of performance over time provides an indication of the risks of investing in the Fund. Of course, this past performance does not necessarily indicate how the Fund will perform in the future.

[CHART]

1998            2.22%
1999            3.92%
2000            5.20%
2001            2.77%
2002            0.47%
2003            0.01%
2004            0.23%

DURING THE PERIOD SHOWN IN THE BAR CHART, THE HIGHEST RETURN FOR A QUARTER WAS 1.36% (QUARTER ENDED DECEMBER 31, 2000) AND THE LOWEST RETURN FOR A QUARTER WAS 0.00% (QUARTER ENDED MARCH 31, 2004).

AVERAGE ANNUAL TOTAL RETURN (FOR PERIODS ENDING DECEMBER 31, 2004)(1)

                                                               U.S. GOVERNMENT MONEY        90 DAY TREASURY
                                                                    MARKET FUND            COMPOSITE INDEX(2)
-------------------------------------------------------------------------------------------------------------
PAST ONE YEAR                                                          0.23%                     1.30%
PAST FIVE YEARS                                                        1.72%                     2.96%
SINCE INCEPTION (05/07/97)                                             2.30%                     3.72%

(1) THESE FIGURES ASSUME THE REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS.
(2) THE 90 DAY TREASURY COMPOSITE INDEX IS AN UNMANAGED INDEX THAT IS A WIDELY RECOGNIZED INDICATOR OF GENERAL MONEY MARKET PERFORMANCE. RETURNS REFLECT NO DEDUCTION FOR FEES, EXPENSES OR TAXES.

YIELD - Call 800.820.0888 for the Fund's current yield.

FEES AND EXPENSES OF THE FUND

This table and example are designed to assist you in understanding the fees and expenses that you may pay as an investor in the shares. OWNERS OF VARIABLE ANNUITY AND INSURANCE CONTRACTS THAT INVEST IN THE FUND SHOULD REFER TO THE VARIABLE INSURANCE CONTRACT PROSPECTUS FOR A DESCRIPTION OF FEES AND EXPENSES, AS THE TABLE AND EXAMPLE DO NOT REFLECT DEDUCTIONS AT THE SEPARATE ACCOUNT LEVEL OR CONTRACT LEVEL FOR ANY CHARGES THAT MAY BE INCURRED UNDER A CONTRACT. IF THE TABLE AND EXAMPLE WERE TO REFLECT THE DEDUCTION OF INSURANCE CHARGES, FEES AND EXPENSES WOULD BE HIGHER.

SHAREHOLDER FEES                                                                               NONE
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
    MANAGEMENT FEES                                                                            0.50%
    DISTRIBUTION (12b-1) FEES                                                                  NONE
    OTHER EXPENSES                                                                             0.69%
TOTAL ANNUAL FUND OPERATING EXPENSES                                                           1.19%

EXAMPLE

This Example is intended to help you compare the cost of investing in the shares of the U.S. Government Money Market Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

         1 YEAR         3 YEARS         5 YEARS        10 YEARS
---------------------------------------------------------------
          $ 125          $ 389           $ 673          $ 1,483

MORE INFORMATION ABOUT FUND
INVESTMENTS AND RISK

THE BENCHMARK FUNDS' INVESTMENT OBJECTIVES

The Benchmark Funds' objective is to provide investment results that match the performance of a specific benchmark on a daily basis. The investment objective of each Fund is non-fundamental and may be changed without shareholder approval.

The current benchmark used by each Fund is set forth below:

FUND                                                  BENCHMARK
----------------------------------------------------------------------------------------------------------------------
NOVA FUND                                             150% OF THE PERFORMANCE OF THE S&P 500(R) INDEX
URSA FUND                                             INVERSE (OPPOSITE) OF THE PERFORMANCE OF THE S&P 500(R) INDEX
OTC FUND                                              THE NASDAQ 100 INDEX(R)
ARKTOS FUND                                           INVERSE (OPPOSITE) OF THE PERFORMANCE OF THE NASDAQ 100 INDEX(R)
U.S. GOVERNMENT BOND FUND                             120% OF THE PRICE MOVEMENT OF THE LONG TREASURY BOND
JUNO FUND                                             INVERSE (OPPOSITE) OF THE PERFORMANCE OF THE LONG TREASURY BOND

A BRIEF GUIDE TO THE BENCHMARKS.

THE S&P 500(R) INDEX. The S&P 500(R) Index is a capitalization-weighted index composed of 500 common stocks, which are chosen by the Standard & Poor's Corporation ("S&P") on a statistical basis.

THE NASDAQ 100 INDEX(R). The Nasdaq 100 Index(R) is a modified capitalization-weighted index composed of 100 of the largest non-financial companies listed on the Nasdaq Stock Market, Inc. ("Nasdaq").

THE LONG TREASURY BOND. The Long Treasury Bond is the current U.S. Treasury bond with the longest maturity. Currently, the longest maturity of a U.S. Treasury Bond is 30 years.



UNDERSTANDING COMPOUNDING & THE EFFECT OF LEVERAGE

It is important to understand the effects of compounding when investing in any mutual fund, especially funds which use leverage as part of their investment strategy. The following simple examples provide an illustration:

   EXAMPLE A: Assume you invest $100 in Fund A, a typical index fund that seeks to match the performance of its underlying index. If the index increases 10% on day one, the value of the your shares in Fund A would be expected to increase $10 (10% of $100) to $110. The next day, if the index decreases 10%, the value of your shares in Fund A would be expected to decrease $11 (10% of $110) to $99.

   EXAMPLE B: Assume you invested $100 in Fund B, a fund that seeks to return 150% of the performance of the same index. On day one, the value of your shares in Fund B would be expected to increase $15 (15% of $100) to $115. On day two, however, the value of your shares in the leveraged fund would be expected to decrease $17.25 (15% of $115) to $97.75.

Because of the effect of compounding, in each case the value of your investment declined even though the index went up 10% on day one and down 10% on day two. However, the effect of compounding was more pronounced when combined with leverage (Example B). In addition, because of the effect of compounding, the performance of a leveraged fund is more likely to match the performance of its underlying index on a daily basis than over an extended period of time.

ADVISOR'S INVESTMENT METHODOLOGY

Rydex Investments (the "Advisor"), develops and implements structured investment strategies designed to achieve each Fund's objective.

The Advisor uses quantitative methods to construct portfolios that correlate highly with their respective benchmarks. Statistical techniques are then used to determine the optimal mix of assets for each Fund. The Advisor places particular emphasis on controlling risk relative to each Fund's benchmark or market sector in order to maintain consistency and predictability.

With the exception of the Sector Rotation Fund, the Advisor does not engage in temporary defensive investing, keeping each Fund fully invested in all market environments.

BENCHMARK FUNDS. The Advisor's primary objective for the Benchmark Funds is to correlate with the performance of the index underlying each Fund's benchmark. The following Benchmark Funds -- the Nova and U.S. Government Bond Funds -- are invested to achieve returns that exceed the returns of the indices underlying their benchmarks. These leveraged returns are achieved not by borrowing, but by the use of futures and other instruments that simulate leveraged returns without requiring a commitment of cash in excess of the Fund's assets. For the Ursa, Arktos and Juno Funds, the Advisor uses short selling techniques to produce returns that move inversely to the performance of their respective indices.

SECTOR ROTATION FUND. Each month, the Advisor ranks all industries according to several measures of price momentum. The top-ranked industries are selected for the Advisor's buy list. In order to ensure liquidity in the underlying securities for purchase, approximately 2000 securities are eligible for purchase from the industry buy list. The Advisor uses this methodology to rotate the Fund's investments among a variety of industries along with sectors in order to take advantage of volatility in top performing sectors. The Fund may, at times, also short-sell securities in industries or sectors that exhibit particularly low momentum measurement scores. The Advisor may invest in cash or cash-type securities (high-quality, short-term debt securities issued by corporations, financial institutions, the U.S. Government or foreign governments) as a temporary defensive position to avoid losses during adverse market conditions. Taking a temporary defensive position could reduce the benefit to the Fund if the market goes up. In this case, the Fund may not achieve its investment goal.

OTHER INVESTMENT PRACTICES AND STRATEGIES

Please see the statement of additional information (the "SAI") for a more complete list of portfolio investment strategies, permitted investments and related risks.

RISKS OF INVESTING IN THE FUNDS

As indicated below, the Funds are subject to a number of risks that may affect the value of Fund shares.

EQUITY RISK (ALL FUNDS EXCEPT JUNO, U.S. GOVERNMENT BOND AND U.S. GOVERNMENT MONEY MARKET FUNDS) - The Funds may invest in public and privately issued equity securities, including common and preferred stocks, warrants, and rights, as well as instruments that attempt to track the price movement of equity indices. Investments in equity securities and equity derivatives in general are subject to market risks that may cause their prices to fluctuate over time. The value of securities convertible into equity securities, such as warrants or convertible debt, is also affected by prevailing interest rates, the credit quality of the issuer and any call provision. Fluctuations in the value of equity securities in which the Funds invest will cause the net asset value of the Funds to fluctuate. Historically, the equity markets have moved in cycles, and the value of the Fund's equity securities and equity derivatives may fluctuate drastically from day to day. Because of their link to the equity markets and use of leverage, an investment in the Funds may be more suitable for long-term investors who can bear the risk of short-term principal fluctuations, which at times may be significant.

FIXED INCOME RISK (JUNO AND U.S. GOVERNMENT BOND FUNDS) - The market value of fixed income investments will change in response to interest rate changes and other factors. During periods of falling interest rates, the values of outstanding fixed income securities generally rise. Conversely, during periods of rising interest rates, the values of such securities generally decline. Moreover, while securities with longer maturities tend to produce higher yields, the prices of longer maturity securities are also subject to greater market fluctuations as a result of changes in interest rates.

NON-DIVERSIFICATION RISK (ALL FUNDS EXCEPT U.S. GOVERNMENT MONEY MARKET FUND) - Since each Fund is non-diversified, each Fund may invest in the securities of a limited number of issuers. To the extent that a Fund invests a significant percentage of its assets in a limited number of issuers, the Fund is subject to the risks of investing in those few issuers, and may be more susceptible to a single adverse economic or regulatory occurrence.

INDUSTRY CONCENTRATION RISK (OTC AND ARKTOS FUNDS) - The Funds will not invest 25% or more of the value of a Fund's total assets in the securities of one or more issuers conducting their principal business activities in the same industry or group of industries; except that, to the extent the index underlying a Fund's benchmark is concentrated in a particular industry, a Fund will necessarily be concentrated in that industry. Currently, the index underlying the OTC and Arktos Funds' benchmark -- the Nasdaq 100 Index(R) -- is concentrated in technology companies. The risk of concentrating Fund investments in a limited number of issuers conducting business in the same industry or group of industries is that a Fund will be more susceptible to the risks that are associated with that industry or group of industries than a fund that does not concentrate its investments.

TRACKING ERROR RISK (BENCHMARK FUNDS) - Tracking error risk refers to the risk that the Benchmark Funds' returns may not match or correlate to the returns of their respective benchmarks on either a daily or aggregate basis. Factors such as Fund expenses, imperfect correlation between the Funds' investments and those of their benchmarks, rounding of share prices, changes to the benchmark, regulatory policies, high portfolio turnover rate and leverage all contribute to tracking error.

TRADING HALT RISK (ALL FUNDS EXCEPT U.S. GOVERNMENT MONEY MARKET FUND) - The Funds typically may hold short-term options and futures contracts. The major exchanges on which these contracts are traded, such as the Chicago Mercantile Exchange ("CME"), have established limits on how much an option or futures contract may decline over various time periods within a day. If an option or futures contract's price declines more than the established limits, trading on the exchange is halted on that instrument. If a trading halt occurs, the Fund may temporarily be unable to purchase or sell options or futures contracts. Such a trading halt near the time the Fund prices its shares may limit the Fund's ability to use leverage and may prevent the Fund from achieving its investment objective. In such an event, a Fund also may be required to use a "fair-value" method to price its outstanding contracts.

FOREIGN SECURITIES RISK (SECTOR ROTATION FUND) - Investing in securities of foreign companies may involve risks not typically associated with investing in U.S. companies. The value of securities denominated in foreign currencies, and of dividends from such securities, can change significantly when foreign currencies strengthen or weaken relative to the U.S. dollar. Foreign securities markets generally have less trading volume and less liquidity than U.S. markets, and prices in some foreign markets can be extremely volatile. Many foreign countries lack accounting and disclosure standards comparable to those that apply to U.S. companies, and it may be more difficult to obtain reliable information regarding a foreign issuer's financial condition and operations. Transaction costs and costs associated with custody services are generally higher for foreign securities than they are for U.S. securities. Some foreign governments levy withholding taxes against dividend and interest income. Although in some countries portions of these taxes are recoverable, the non-recovered portion will reduce the income received by the Fund.

FOREIGN CURRENCY RISK (SECTOR ROTATION FUND) - The Fund's investments in securities denominated in foreign currencies are subject to currency risk. Currency risks include the following:

- The value of a Fund's assets measured in U.S. dollars may be affected by changes in currency exchange rates and exchange control regulations.

- A Fund may incur transaction costs in connection with conversions between various currencies.

Under normal circumstances, the Fund does not plan to hedge against the risks of variation in currency exchange rates relative to the U.S. dollar. As a result, the value of securities denominated in foreign currencies can change significantly when foreign currencies strengthen or weaken relative to the U.S. dollar.

FUTURES AND OPTIONS RISK (ALL FUNDS EXCEPT U.S. GOVERNMENT MONEY MARKET FUND) - The Funds may invest a percentage of their assets in futures and options contracts. The Funds may use futures contracts and related options for bona fide hedging purposes to offset changes in the value of securities held or expected to be acquired. They may also be used to gain exposure to a particular market or instrument, to create a synthetic money market position, and for certain other tax-related purposes. The Funds will only enter into futures contracts traded on a national futures exchange or board of trade. Futures and options contracts are described in more detail below:

          FUTURES CONTRACTS - Futures contracts and options on futures contracts provide for the future sale by one party and purchase by another party of a specified amount of a specific security at a specified future time and at a specified price. An option on a futures contract gives the purchaser the right, in exchange for a premium, to assume a position in a futures contract at a specified exercise price during the term of the option. Index futures are futures contracts for various indices that are traded on registered securities exchanges.

          OPTIONS - The buyer of an option acquires the right to buy (a call option) or sell (a put option) a certain quantity of a security (the underlying security) or instrument at a certain price up to a specified point in time. The seller or writer of an option is obligated to sell (a call option) or buy (a put option) the underlying security. When writing (selling) call options on securities, the Funds may cover its position by owning the underlying security on which the option is written or by owning a call option on the underlying security. Alternatively, the Funds may cover its position by maintaining in a segregated account cash or liquid securities equal in value to the exercise price of the call option written by the Funds.

   The risks associated with the Funds' use of futures and options contracts include:
   - A Fund experiencing losses over certain ranges in the market that exceed losses experienced by a Fund that does not use futures contracts and options.

   - There may be an imperfect correlation between the changes in market value of the securities held by a Fund and the prices of futures and options on futures.

   - Although the Funds will only purchase exchange-traded futures, due to market conditions there may not always be a liquid secondary market for a futures contract or option. As a result, the Funds may be unable to close out their futures contracts at a time that is advantageous.

   - Trading restrictions or limitations may be imposed by an exchange, and government regulations may restrict trading in futures contracts and options.

   - Because option premiums paid or received by the Funds are small in relation to the market value of the investments underlying the options, buying and selling put and call options can be more speculative than investing directly in securities.

EARLY CLOSING RISK (ALL FUNDS EXCEPT U.S. GOVERNMENT MONEY MARKET FUND) - The normal close of trading of securities on the Nasdaq and the New York Stock Exchange ("NYSE") is 4:00 p.m., Eastern Time. Unanticipated early closings may result in a Fund being unable to sell or buy securities on that day. If an exchange closes early on a day when one or more of the Funds needs to execute a high volume of securities trades late in a trading day, a Fund might incur substantial trading losses.

SHORT SALES RISK (URSA, ARKTOS, JUNO AND SECTOR ROTATION FUNDS) - Short sales are transactions in which a Fund sells a security it does not own. To complete the transaction, the Fund must borrow the security to make delivery to the buyer. The Fund is then obligated to replace the security borrowed by purchasing the security at the market price at the time of replacement. The price at such time may be higher or lower than the price at which the security was sold by the Fund. If the underlying security goes down in price between the time the Fund sells the security and buys it back, the Fund will realize a gain on the transaction. Conversely, if the underlying security goes up in price during the period, the Fund will realize a loss on the transaction. Any such loss is increased by the amount of premium or interest the Fund must pay to the lender of the security. Likewise, any gain will be decreased by the amount of premium or interest the Fund must pay to the lender of the security. The Fund is also required to segregate other assets on its books to cover its obligation to return the security to the lender which means that those other assets may not be available to meet the Fund's needs for immediate cash or other liquidity. The Fund's investment performance may also suffer if the Fund is required to close out a short position earlier than it had intended. This would occur if the securities lender required the Fund to deliver the securities the Fund borrowed at the commencement of the short sale and the Fund was unable to borrow the securities from another securities lender or otherwise obtain the security by other means. In addition, the Fund may be subject to expenses related to short sales that are not typically associated with investing in securities directly, such as costs of borrowing and margin account maintenance costs associated with the Fund's open short positions. These expenses negatively impact the performance of the Fund. For example, when a Fund short sells an interest-bearing security, such as a bond, it is obligated to pay the interest on the security it has sold. This cost is partially offset by the interest earned by the Fund on the cash generated by the short sale. To the extent that the interest rate that the Fund is obligated to pay is greater than the interest earned by the Fund on investments, the performance of the Fund will be negatively impacted. This type of short sales expense is sometimes referred to as the "negative cost of carry," and will tend to cause a Fund to lose money on a short sale even in instances where the price of the underlying security sold short does not change over the duration of the short sale.

SMALL AND MEDIUM ISSUER RISK (SECTOR ROTATION FUND) - Small and medium capitalization companies may be more vulnerable than larger, more established organizations to adverse business or economic developments. In particular, small capitalization companies may have limited product lines, markets, and financial resources and may be dependent upon a relatively small management group. These securities may trade over-the-counter or be listed on an exchange and may or may not pay dividends.

SWAP COUNTERPARTY CREDIT RISK (BENCHMARK AND STRATEGIC FUNDS) - The Funds may enter into equity index or interest rate swap agreements for purposes of attempting to gain exposure to a particular group of stocks or to an index of stocks without actually purchasing those stocks, or to hedge a position. The Funds will use short-term swap agreements to exchange the returns (or differentials in rates of return) earned or realized in particular predetermined investments or instruments. A Fund will not enter into any swap agreement unless the Advisor believes that the other party to the transaction is creditworthy. The use of equity swaps involves risks that are different from those associated with ordinary portfolio securities transactions. Swap agreements may be considered to be illiquid. A Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty.

PORTFOLIO HOLDINGS

A description of the Funds' policies and procedures with respect to the disclosure of Fund portfolio securities is available in the SAI.

PURCHASING AND REDEEMING SHARES

Shares of the Funds are offered continuously. Investors may buy shares on any day that the NYSE is open for business (a "Business Day"). On any day that the New York Fed or the NYSE closes early, the principal government securities and corporate bond markets close early (such as on days in advance of holidays generally observed by participants in these markets), or as permitted by the SEC, the Funds reserve the right to advance the time on that day NAV is calculated and, correspondingly, the time by which purchase and redemption orders must be received. The U.S. Government Bond Fund and the Juno Fund will not accept transaction orders and will not calculate NAV on days when the U.S. Government bond market is closed, including Columbus Day and Veterans' Day.

Shares of each Fund can be purchased only by insurance companies for their separate accounts to fund variable life insurance and variable annuity contracts. All orders for the purchase of shares are subject to acceptance or rejection by the Trust. An insurance company purchases and redeems shares of each Fund based on, among other things, the amount of net contract premiums or purchase payments allocated to a separate account investment division, transfers to or from a separate account investment division, contract loans and repayments, contract withdrawals and surrenders, and benefit payments, at the Fund's net asset value per share calculated as of that same day.

All redemption requests will be processed and payment with respect thereto will be made within seven days after tender. With respect to each Fund, Rydex may suspend your right to redeem your shares during times when trading on the NYSE is suspended or restricted, or otherwise as permitted by the SEC. The Funds reserve the right to pay part of your redemption proceeds in liquid securities with a market value equal to the redemption price.

FREQUENT PURCHASES AND REDEMPTIONS OF FUND SHARES

The Benchmark Funds and U.S. Government Money Market Fund are designed and operated to accommodate frequent trading by shareholders, and therefore, unlike most mutual funds, the Funds offer unlimited exchange privileges with no minimum holding periods or transaction fees. A significant portion of the assets of the Funds come from investors who take part in certain strategic and tactical asset allocation programs. The Funds anticipate that investors who take part in these programs may frequently redeem or exchange shares of the Funds, which may cause the Funds to experience high portfolio turnover. Higher portfolio turnover may result in the Funds paying higher levels of transaction costs. In addition, large movements of assets into and out of the Funds may negatively impact a Fund's ability to achieve its investment objective.

Unlike most other Rydex Funds, the Sector Rotation Fund (the "Strategic Fund") is not suitable for purchase by active investors. The Fund is intended for long-term investment purposes only and discourages shareholders from engaging in "market timing" or other types of excessive short-term trading. This frequent trading into and out of Strategic Fund may present risks to the Fund's long-term shareholders, all of which could adversely affect shareholder returns. The risks posed by frequent trading include interfering with the efficient implementation of the Fund's investment strategies requiring the Fund to maintain higher cash balances to meet redemption requests, and experiencing increased transaction costs. Consequently, the Board of Trustees has adopted policies and procedures designed to prevent frequent purchases and redemptions of shares of the Sector Rotation Fund.

Rydex Investments will take steps reasonably designed to detect and deter frequent trading by shareholders pursuant to the Strategic Fund's policies and procedures described in this Prospectus and approved by the Strategic Fund's Board of Trustees. Currently, the Strategic Fund restricts shareholders to no more than one substantive redemption out of a Fund (by any means, including exchanges) followed by a purchase of the same Fund (by any means, including exchanges) within any ninety-day period. "Substantive" means a dollar amount that the Advisor determines, in it sole discretion, could adversely affect management of a Fund. This restriction will not apply to systematic transactions, including rebalancing programs, automatic investment programs, and dividend reinvestment programs because the Trust reasonably determined that these categories of transactions do not raise frequent trading or market timing concerns. The Board of Trustees have also approved a redemption fee, however, to date the Strategic Fund has not implemented this option nor has it chosen to impose costs or administrative fees on shareholders. In the event the Strategic Fund decides to implement the redemption fee, such fee will be imposed uniformly by the Strategic Fund subject to the limitations discussed below. For purposes of applying the Strategic Fund's policies, Rydex Investments may consider the trading history of accounts under common ownership or control. In addition, the Sector Rotation Fund reserves the right to reject any purchase request by any investor or group of investors for any reason without prior notice, including, in particular, Rydex Investments reasonably believes that the trading activity would be harmful or disruptive to the Fund.

Although these policies are designed to deter frequent trading, none of these measures alone nor all of them taken together eliminate the possibility that frequent trading in the Sector Rotation Fund will occur, particularly with respect to trades placed by shareholders that invest in the Fund through omnibus accounts maintained by insurance companies, brokers, retirement plan accounts and other financial intermediaries. The Fund's access to information about individual shareholder transactions made through such omnibus arrangements is often unavailable or severely limited. Because the Fund is sold exclusively through variable annuity and variable life insurance products, the Fund expects that all shares of the Fund will be owned on an omnibus basis by various insurance companies sponsoring such products on behalf of contract owners. As a result, the Fund's ability to enforce these policies (or assess any applicable redemption fee) will be solely dependent on the ability and willingness of the various insurance companies to assist in their enforcement. Thus, despite the Fund's policies and procedures, frequent trading could adversely affect the Fund and its long-term shareholders as discussed above.

NET ASSET VALUE

The price per share (the offering price) will be the NAV next determined after your purchase order is received by the Trust. You may also redeem all or any portion of your Fund shares at the next determined NAV after receipt of the redemption request. NAV is calculated by (1) taking the current market value of a Fund's total assets, (2) subtracting the liabilities, and (3) dividing that amount by the total number of shares owned by shareholders. For each Fund, the NAV is calculated once each Business Day as of the close of the NYSE (currently, 4:00 p.m., Eastern Time). If the exchange or market where a Fund's securities or other investments are primarily traded closes early -- such as on days in advance of holidays generally observed by participants in these markets -- the NAV may be calculated earlier in accordance with the policies set forth in the Funds' SAI. These dates are listed in the SAI.

In calculating NAV, each Fund generally values its investment portfolio based on the market price of the securities as of the time the Fund determines NAV. If market prices are unavailable or the Funds think that they are unreliable, such as instances where the value of a security has been materially affected by events occurring after the market closes, the Funds price those securities at fair value as determined in good faith using methods approved by the Board of Trustees.

The use of fair valuation in pricing a security involves the consideration of a number of subjective factors and therefore, is susceptible to the unavoidable risk that the valuation may be higher or lower than the price at which the security might actually trade if a reliable market price were readily available.

The U.S. Government Money Market Fund values its assets using the amortized cost method of valuation pursuant to procedures approved by the Fund's Board of Trustees. More information about the valuation of the Fund's holdings and the amortized cost method can be found in the SAI.

TO RECEIVE THE CURRENT BUSINESS DAY'S NAV, VARIABLE LIFE AND VARIABLE ANNUITY ACCOUNT INVESTORS SHOULD CONSULT THEIR SEPARATE ACCOUNT PROSPECTUS.

DIVIDENDS, DISTRIBUTIONS, AND TAXES

DIVIDENDS AND DISTRIBUTIONS

Income dividends and capital gain distributions, if any, are paid at least annually by each of the Funds, except the U.S. Government Money Market Fund and U.S. Government Bond Fund which declare and pay dividends daily to the insurance company. If you own Fund shares on a Fund's record date, you will be entitled to receive the dividend. The Trust, however, may declare a special capital gains distribution if the Board of Trustees believe that such a distribution would be in the best interest of the shareholders of a Fund.

TAXES

The following is a summary of some important tax issues that affect the Funds and their shareholders. The summary is based on current tax laws, which may be changed by legislative, judicial or administrative action. The Trust has not tried to present a detailed explanation of the tax treatment of the Funds, or the tax consequences of an investment in the Funds. MORE INFORMATION ABOUT TAXES IS LOCATED IN THE SAI. YOU ARE URGED TO CONSULT YOUR TAX ADVISER REGARDING SPECIFIC QUESTIONS AS TO FEDERAL, STATE AND LOCAL INCOME TAXES APPLICABLE TO YOUR INVESTMENT.

TAX STATUS OF EACH FUND

Each Fund is treated as a separate entity for federal tax purposes, and intends to qualify for the special tax treatment afforded regulated investment companies. As long as a Fund qualifies as a regulated investment company, it pays no federal income tax on the earnings it distributes to shareholders.

Special tax rules apply to life insurance companies, variable annuity contracts and variable life insurance contracts. Net investment income and net realized capital gains that a Fund distributes are not currently taxable when left to accumulate within a variable annuity or variable life insurance contract or under a qualified pension or retirement plan.

For information on federal income taxation of a life insurance company with respect to its receipt of distributions from a Fund and federal income taxation of owners variable annuity or variable life insurance contracts, refer to the contract prospectus.

MANAGEMENT OF THE FUNDS

INVESTMENT ADVISOR

Rydex Investments (The "Advisor"), 9601 Blackwell Road, Suite 500, Rockville, Maryland 20850, serves as investment adviser and manager of the Funds. The Advisor has served as the investment adviser of the Rydex Funds for over 10 years, and serves as sub-adviser to several other mutual funds.

The Advisor makes investment decisions for the assets of the Funds and continuously reviews, supervises, and administers each Fund's investment program. The Board of Trustees of the Trust supervise the Advisor and establish policies that the Advisor must follow in its day-to-day management activities. Under an investment advisory agreement between the Trust and the Advisor, the Funds paid the Advisor a fee at an annualized rate for the fiscal year ended December 31, 2004, based on the average daily net assets for each Fund, as set forth below:

FUND                                                         ADVISORY FEE
-------------------------------------------------------------------------
NOVA                                                             .75%
URSA                                                             .90%
OTC                                                              .75%
ARKTOS                                                           .90%
U.S. GOVERNMENT BOND                                             .50%
JUNO                                                             .90%
U.S. GOVERNMENT MONEY MARKET                                     .50%

The Advisor bears all of its own costs associated with providing these advisory services and the expenses of the Board of Trustees that are affiliated with the Advisor. The Advisor may make payments from its own resources to insurance companies, broker-dealers and other financial institutions in connection with the sale of Fund shares.

PORTFOLIO MANAGEMENT

The Funds are managed by a team of investment professionals. The following portfolio managers are jointly and primarily responsible for the day-to-day management of the Funds.

MICHAEL P. BYRUM, CFA, has been associated with Rydex Investments since the Advisor was founded in 1993. Mr. Byrum was named the President of Rydex Investments in 2004 and has served as Chief Investment Officer of Rydex Investments since 2000. During this time, he has played a key role in the development of the firm's investment strategies and product offerings. As Senior Portfolio Manager, Mr. Byrum was instrumental in the launch of the OTC, Precious Metals, U.S. Government Bond, Ursa and Arktos Funds, and helped to create the Rydex Sector Funds. He was named Vice President of Portfolio for Rydex Investments in 1998, and Executive Vice President in 2000. Prior to joining Rydex, Mr. Byrum worked for Money Management Associates, the investment adviser for Rushmore Funds, Inc. He holds a degree in finance from Miami University of Ohio.

WILLIAM E. FLAIG, JR., joined Rydex in January 2000 to manage the Large-Cap Europe and Large-Cap Japan Funds. Mr. Flaig has been instrumental in the development of derivative strategies for these Funds and for the Rydex Dynamic Funds, which were launched the same year. In 2001, he was promoted to senior portfolio manager and group leader for Rydex's S&P 500-based funds, fixed-income funds and several sector funds. In this capacity, Mr. Flaig helped to advance Rydex's quantitative management abilities and process. In 2003, Mr. Flaig was promoted to director of investments. He is responsible for the investment objectives of all mutual funds and sub-advised accounts and is a member of Rydex's senior management team and its Investment Strategy Committee, which determines investment policy for all Rydex Funds. Mr. Flaig came to Rydex after more than seven years at Bankers Trust, where he was a trader in emerging markets currency derivatives. He holds a degree in management and finance from Purdue University.

JIM KING, CFA, joined Rydex in 1996 and was promoted to assistant portfolio manager in 1997. In 1998, he became a portfolio manager and was promoted in 2001 to senior portfolio manager. Mr. King has served as an interim director of equity trading and investment operations. Currently, Mr. King's team manages all of the Rydex leveraged and inverse funds, as well as Rydex Sector Rotation Fund. Mr. King is a member of Rydex's Investment Strategy Committee, which determines investment policy for all Rydex Funds. Prior to joining Rydex, he worked as a registered representative at DMG Securities. He holds a degree in finance from the University of Maryland.

Additional Information about the portfolio managers' compensation, other accounts managed by the portfolio managers, and the portfolio managers' ownership of securities in the Funds is available in the SAI.

NOVA FUND
FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the Funds' financial performance for the period of each Fund's operations. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in a Fund (assuming reinvestment of all dividends and distributions). The total returns do not reflect fees and charges imposed at the separate account level. This information has been audited by PricewaterhouseCoopers LLP. The Reports of Independent Registered Public Accounting Firm for each such period along with the Funds' financial statements and related notes, are included in the Annual Reports to Shareholders for such periods. The 2004 Annual Report is available upon request and without charge by calling 1-800-820-0888. The 2004 Annual Report is incorporated by reference in the SAI.

                                                         YEAR            YEAR           YEAR            YEAR            YEAR
                                                        ENDED           ENDED          ENDED           ENDED           ENDED
                                                 DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,    DECEMBER 31,
                                                         2004            2003           2002            2001            2000
----------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE--
  BEGINNING OF YEAR                              $       7.21    $       5.18   $       8.67    $      13.88    $      18.57
                                                 ------------    ------------   ------------    ------------    ------------
  Net Investment Income (Loss)+                           .03             .01           (.01)            .30             .74
  Net Realized and Unrealized Gains (Losses) on
    Securities                                           1.02            2.02          (3.07)          (3.81)          (4.16)
                                                 ------------    ------------   ------------    ------------    ------------
  Net Increase (Decrease) in Net Asset Value
    Resulting from Operations                            1.05            2.03          (3.08)          (3.51)          (3.42)
  Distributions to Shareholders from:
    Net Investment Income                                 (--)~            --           (.41)          (1.70)           (.15)
    Net Realized Capital Gains                             --              --             --              --           (1.12)
    Total Distributions                                   (--)~            --           (.41)          (1.70)          (1.27)
                                                 ------------    ------------   ------------    ------------    ------------
  Net Increase (Decrease) in Net Asset Value             1.05            2.03          (3.49)          (5.21)          (4.69)
                                                 ------------    ------------   ------------    ------------    ------------
NET ASSET VALUE--END OF YEAR                     $       8.26    $       7.21   $       5.18    $       8.67    $      13.88
                                                 ============    ============   ============    ============    ============
TOTAL INVESTMENT RETURN                                 14.62%          39.19%        (35.72)%        (23.58)%        (20.30)%
RATIOS TO AVERAGE NET ASSETS:
  Gross Expenses                                         1.46%           1.54%          1.72%           1.45%           1.42%
  Net Expenses                                           1.46%           1.54%          1.72%           1.45%           1.42%
  Net Investment Income                                  0.41%           0.09%         (0.14)%          2.61%           4.45%
SUPPLEMENTARY DATA:
  Portfolio Turnover Rate*                                654%            729%           570%              0%              0%
  Net Assets, End of Period (000's omitted)      $    130,200    $     81,816   $     34,017    $     60,941    $    178,118

+    CALCULATED USING THE AVERAGE DAILY SHARES OUTSTANDING FOR THE PERIOD.

* PORTFOLIO TURNOVER RATIO IS CALCULATED WITHOUT REGARD TO SHORT-TERM SECURITIES HAVING A MATURITY OF LESS THAN ONE YEAR.

~    LESS THAN $.01 PER SHARE. ACTUAL AMOUNT = $.003782097.

URSA FUND
FINANCIAL HIGHLIGHTS

                                                         YEAR            YEAR           YEAR            YEAR            YEAR
                                                        ENDED           ENDED          ENDED           ENDED           ENDED
                                                 DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,    DECEMBER 31,
                                                         2004            2003           2002            2001            2000
----------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE--
  BEGINNING OF YEAR                              $       5.77    $       7.57   $       6.29    $       6.09    $       5.35
                                                 ------------    ------------   ------------    ------------    ------------
  Net Investment Income (Loss)+                          (.02)           (.04)          (.02)            .12             .22
  Net Realized and Unrealized Gains (Losses) on
    Securities                                           (.56)          (1.76)          1.38             .88             .70
                                                 ------------    ------------   ------------    ------------    ------------
  Net Increase (Decrease) in Net Asset
    Value Resulting from Operations                      (.58)          (1.80)          1.36            1.00             .92
  Distributions to Shareholders from:
    Net Investment Income                                  --              --           (.08)           (.80)           (.18)
    Net Realized Capital Gains                             --              --             --              --              --
                                                 ------------    ------------   ------------    ------------    ------------
  Net Increase (Decrease) in Net Asset Value             (.58)          (1.80)          1.28             .20             .74
                                                 ------------    ------------   ------------    ------------    ------------
NET ASSET VALUE--END OF YEAR                     $       5.19    $       5.77   $       7.57    $       6.29    $       6.09
                                                 ============    ============   ============    ============    ============
TOTAL INVESTMENT RETURN                                (10.05)%        (23.78)%        21.64%          14.99%          16.05%
RATIOS TO AVERAGE NET ASSETS:
  Gross Expenses                                         1.62%           1.67%          1.79%           1.89%           1.59%
  Net Expenses                                           1.62%           1.67%          1.79%           1.89%           1.59%
  Net Investment Income (Loss)                          (0.28)%         (0.59)%        (0.24)%          1.85%           4.02%
SUPPLEMENTARY DATA:
  Net Assets, End of Period (000's omitted)      $     19,076    $     17,822   $     36,195    $     18,997    $     31,829

+    CALCULATED USING THE AVERAGE DAILY SHARES OUTSTANDING FOR THE PERIOD.

OTC FUND
FINANCIAL HIGHLIGHTS

                                                         YEAR            YEAR           YEAR            YEAR            YEAR
                                                        ENDED           ENDED          ENDED           ENDED           ENDED
                                                 DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,    DECEMBER 31,
                                                         2004            2003           2002            2001            2000
----------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE--
  BEGINNING OF YEAR                              $      13.16    $       9.05   $      14.80    $      22.83    $      38.52
                                                 ------------    ------------   ------------    ------------    ------------
  Net Investment Loss+                                   (.02)           (.13)          (.17)           (.23)           (.44)
  Net Realized and Unrealized Gains (Losses) on
    Securities                                           1.25            4.24          (5.58)          (7.80)         (13.50)
                                                 ------------    ------------   ------------    ------------    ------------
  Net Increase (Decrease) in Net Asset
    Value Resulting from Operations                      1.23            4.11          (5.75)          (8.03)         (13.94)
  Distributions to Shareholders from:
    Net Realized Capital Gains                             --              --             --              --           (1.75)
                                                 ------------    ------------   ------------    ------------    ------------
  Net Increase (Decrease) in Net Asset Value             1.23            4.11          (5.75)          (8.03)         (15.69)
                                                 ------------    ------------   ------------    ------------    ------------
NET ASSET VALUE--END OF YEAR                     $      14.39    $      13.16   $       9.05    $      14.80    $      22.83
                                                 ============    ============   ============    ============    ============
TOTAL INVESTMENT RETURN                                  9.35%          45.41%        (38.85)%        (35.17)%        (38.19)%
RATIOS TO AVERAGE NET ASSETS:
  Gross Expenses                                         1.47%           1.53%          1.74%           1.45%           1.46%
  Net Expenses                                           1.47%           1.53%          1.74%           1.45%           1.46%
  Net Investment Loss                                   (0.17)          (1.20)%        (1.58)%         (1.31)%         (1.23)%
SUPPLEMENTARY DATA:
  Portfolio Turnover Rate*                                418%            482%           183%            139%            324%
  Net Assets, End of Period (000's omitted)      $    191,476    $    127,836   $     77,635    $    164,619    $    420,674

+    CALCULATED USING THE AVERAGE DAILY SHARES OUTSTANDING FOR THE PERIOD.

* PORTFOLIO TURNOVER RATIO IS CALCULATED WITHOUT REGARD TO SHORT-TERM SECURITIES HAVING A MATURITY OF LESS THAN ONE YEAR.

                                                                             ARKTOS
                                                                              FUND
                                                  ------------------------------------------------------------
                                                          YEAR            YEAR            YEAR          PERIOD
                                                         ENDED           ENDED           ENDED           ENDED
                                                  DECEMBER 31,    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,
                                                          2004            2003            2002           2001*
--------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE--
  BEGINNING OF PERIOD                             $      24.09    $      39.04    $      29.48    $      25.00
                                                  ------------    ------------    ------------    ------------
  Net Investment Income (Loss)+                           (.08)           (.22)           (.19)            .03
  Net Realized and Unrealized Gains
    on Securities                                        (2.77)         (14.33)          10.22            4.45
                                                  ------------    ------------    ------------    ------------
  Net Increase in Net Asset Value
    Resulting from Operations                            (2.85)         (14.55)          10.03            4.48
  Distributions to Shareholders from:
    Net Investment Income                                   --              --            (.47)             --
    Net Realized Capital Gains                              --            (.40)             --              --
    Total Distributions                                     --            (.40)           (.47)             --
                                                  ------------    ------------    ------------    ------------
  Net Increase (Decrease) in Net Asset Value             (2.85)         (14.95)           9.56            4.48
                                                  ------------    ------------    ------------    ------------
NET ASSET VALUE--END OF PERIOD                    $      21.24    $      24.09    $      39.04    $      29.48
                                                  ============    ============    ============    ============
TOTAL INVESTMENT RETURN                                 (11.83)%        (37.37)%         33.85%          17.92%
RATIOS TO AVERAGE NET ASSETS:
  Gross Expenses                                          1.64%           1.68%           1.77%           2.23%**
  Net Expenses                                            1.64%           1.68%           1.77%           2.23%**
  Net Investment Income (Loss)                           (0.35)%         (0.73)%         (0.49)%          0.10%**
SUPPLEMENTARY DATA:
  Portfolio Turnover Rate***                                --              --              --              --
  Net Assets, End of Period (000's omitted).      $     23,928    $     34,563    $     24,229    $      5,955

+    CALCULATED USING THE AVERAGE DAILY SHARES OUTSTANDING FOR THE PERIOD.

*    SINCE THE COMMENCEMENT OF OPERATIONS: MAY 21, 2001

**   ANNUALIZED

*** PORTFOLIO TURNOVER RATIO IS CALCULATED WITHOUT REGARD TO SHORT-TERM SECURITIES HAVING A MATURITY OF LESS THAN ONE YEAR.

U.S. GOVERNMENT BOND FUND
FINANCIAL HIGHLIGHTS

                                                         YEAR            YEAR           YEAR           YEAR             YEAR
                                                        ENDED           ENDED          ENDED          ENDED            ENDED
                                                 DECEMBER 31,    DECEMBER 31,   DECEMBER 31,   DECEMBER 31,     DECEMBER 31,
                                                         2004            2003           2002           2001             2000
----------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE--
  BEGINNING OF PERIOD                            $      11.67    $      13.08   $      11.44    $      11.80    $      10.17
                                                 ------------    ------------   ------------    ------------    ------------
  Net Investment Income (Loss)+                           .40             .41            .44             .37             .38
  Net Realized and Unrealized Gains
    (Losses) on Securities                                .54            (.52)          1.64            (.36)           1.63
                                                 ------------    ------------   ------------    ------------    ------------
  Net Increase (Decrease) in Net Asset Value
    Resulting from Operations                             .94            (.11)          2.08             .01            2.01
  Distributions to Shareholders from:
    Net Investment Income                                (.40)           (.41)          (.44)           (.37)           (.38)
    Net Realized Capital Gains                           (.33)           (.89)            --              --              --
    Total Distributions                                  (.73)          (1.30)          (.44)           (.37)           (.38)
                                                 ------------    ------------   ------------    ------------    ------------
  Net Increase (Decrease) in Net Asset Value              .21           (1.41)          1.64            (.36)           1.63
                                                 ------------    ------------   ------------    ------------    ------------
NET ASSET VALUE--END OF PERIOD                   $      11.88    $      11.67   $      13.08    $      11.44    $      11.80
                                                 ============    ============   ============    ============    ============
TOTAL INVESTMENT RETURN                                  8.42%          (0.64)%        18.62%           0.08%          20.16%
RATIOS TO AVERAGE NET ASSETS:
  Gross Expenses                                         1.21%           1.23%          1.24%           2.37%           1.89%
  Net Expenses                                           1.21%           1.23%          1.24%           2.01%           1.89%
  Operating Expenses++                                   1.21%           1.23%          1.24%           2.01%           1.89%
  Net Investment Income (Loss)                           3.36%           3.26%          3.65%           3.22%           3.47%
SUPPLEMENTARY DATA:
  Portfolio Turnover Rate*                              1,318%          1,272%         1,239%          1,247%          1,505%
  Net Assets, End of Period (000's omitted)      $     48,709    $     65,358   $     25,190    $      4,521    $      5,011

+    CALCULATED USING THE AVERAGE DAILY SHARES OUTSTANDING FOR THE PERIOD.

++   OPERATING EXPENSES EXCLUDE INTEREST EXPENSE FROM SECURITIES SOLD SHORT.

* PORTFOLIO TURNOVER RATIO IS CALCULATED WITHOUT REGARD TO SHORT-TERM SECURITIES HAVING A MATURITY OF LESS THAN ONE YEAR.

JUNO FUND
FINANCIAL HIGHLIGHTS

                                                                                      YEAR           PERIOD
                                                                                     ENDED            ENDED
                                                                              DECEMBER 31,     DECEMBER 31,
                                                                                      2004             2003*
-----------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE--
  BEGINNING OF PERIOD                                                         $      24.82     $      25.00
                                                                              ------------     ------------
  Net Investment Loss+                                                                (.66)            (.13)
  Net Realized and Unrealized Gains (Losses) on Securities                           (1.98)            (.05)
                                                                              ------------     ------------
  Net Increase (Decrease) in Net Asset Value Resulting from Operations               (2.64)            (.18)
  Distributions to Shareholders from:
    Net Investment Income                                                               --               --
    Net Realized Capital Gains                                                        (.23)              --
    Total Distributions                                                               (.23)              --
                                                                              ------------     ------------
  Net Increase (Decrease) in Net Asset Value                                         (2.87)            (.18)
                                                                              ------------     ------------
NET ASSET VALUE--END OF PERIOD                                                $      21.95     $      24.82
                                                                              ============     ============
TOTAL INVESTMENT RETURN                                                             (10.67)%          (0.72)%

RATIOS TO AVERAGE NET ASSETS:
  Gross Expenses                                                                      5.02%            1.69%**
  Net Expenses                                                                        5.02%            1.69%**
  Operating Expenses++                                                                1.63%            1.69%**
  Net Investment Income                                                              (2.86)%          (0.74)%**
SUPPLEMENTARY DATA:
  Net Assets, End of Period (000's omitted)                                   $     41,098     $     22,355

+    CALCULATED USING THE AVERAGE DAILY SHARES OUTSTANDING FOR THE PERIOD.

++   OPERATING EXPENSES EXCLUDE INTEREST EXPENSE FROM SECURITIES SOLD SHORT.

*    SINCE THE COMMENCEMENT OF OPERATIONS: MAY 1, 2003-JUNO FUND.

**   ANNUALIZED.

                                                                            SECTOR
                                                                           ROTATION
                                                          ------------------------------------------
                                                                  YEAR           YEAR         PERIOD
                                                                 ENDED          ENDED          ENDED
                                                          DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
                                                                  2004           2003           2002*
----------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE--
  BEGINNING OF PERIOD                                     $      10.08   $       7.76   $      10.00
                                                          ------------   ------------   ------------
  Net Investment Income (Loss)+                                   (.05)          (.07)          (.01)
  Net Realized and Unrealized Gains (Losses) on
    Securities                                                    1.13           2.39          (2.23)
                                                          ------------   ------------   ------------
  Net Increase (Decrease) in Net Asset Value Resulting
    from Operations                                               1.08           2.32          (2.24)
  Distributions to Shareholders from:
    Net Investment Income                                           --             --             --
                                                          ------------   ------------   ------------
  Net Increase (Decrease) in Net Asset Value                      1.08           2.32          (2.24)
                                                          ------------   ------------   ------------
NET ASSET VALUE--END OF PERIOD                            $      11.16   $      10.08   $       7.76
                                                          ============   ============   ============
TOTAL INVESTMENT RETURN                                          10.71%         29.97%        (22.40)%
RATIOS TO AVERAGE NET ASSETS:
  Gross Expenses                                                  1.63%          1.70%          1.69%**
  Net Expenses                                                    1.63%          1.70%          1.69%**
  Net Investment Income (Loss)                                   (0.52)%        (0.78)%        (0.16)%**
SUPPLEMENTARY DATA:
  Portfolio Turnover Rate***                                       333%           401%           357%
  Net Assets, End of Period (000's omitted)               $     27,747   $     20,594   $      6,669

+    CALCULATED USING THE AVERAGE DAILY SHARES OUTSTANDING FOR THE PERIOD.

*    SINCE THE COMMENCEMENT OF OPERATIONS: MAY 1, 2002-SECTOR ROTATION FUND.

**   ANNUALIZED

*** PORTFOLIO TURNOVER RATIO IS CALCULATED WITHOUT REGARD TO SHORT-TERM SECURITIES HAVING A MATURITY OF LESS THAN ONE year.

U.S. GOVERNMENT MONEY MARKET FUND
FINANCIAL HIGHLIGHTS

                                                          YEAR             YEAR             YEAR           YEAR           YEAR
                                                         ENDED            ENDED            ENDED          ENDED          ENDED
                                                  DECEMBER 31,     DECEMBER 31,     DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
                                                          2004             2003             2002           2001           2000
------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE--
  BEGINNING OF PERIOD                             $       1.00     $       1.00     $       1.00   $       1.00   $       1.00
                                                  ------------     ------------     ------------   ------------   ------------
  Net Investment Income (Loss)+                             --~~~            --~~             --~           .03            .05
  Net Realized and Unrealized Gains (Losses) on
    Securities                                              --               --               --             --             --
                                                  ------------     ------------     ------------   ------------   ------------
  Net Increase (Decrease) in Net Asset
    Value Resulting from Operations                         --               --               --            .03            .05
  Distributions to Shareholders from:
    Net Investment Income                                  (--)~~~           --~~             --~          (.03)          (.05)
    Total Distributions                                    (--)~~~          (--)~~           (--)~         (.03)          (.05)
                                                  ------------     ------------     ------------   ------------   ------------
  Net Increase (Decrease) in Net Asset Value                --               --               --             --             --
                                                  ------------     ------------     ------------   ------------   ------------
NET ASSET VALUE--END OF PERIOD                    $       1.00     $       1.00     $       1.00   $       1.00   $       1.00
                                                  ============     ============     ============   ============   ============
TOTAL INVESTMENT RETURN                                   0.23%            0.01%            0.47%          2.77%          5.20%
RATIOS TO AVERAGE NET ASSETS:
  Gross Expenses                                          1.19%            1.22%            1.23%          1.19%          1.14%
  Net Expenses                                            1.10%            1.11%            1.23%          1.19%          1.14%
  Net Investment Income (Loss)                            0.20%            0.01%            0.44%          2.48%          4.99%
SUPPLEMENTARY DATA:
  Net Assets, End of Period (000's omitted)       $    167,678     $    232,493     $    258,953   $     96,515   $     39,492

+    CALCULATED USING THE AVERAGE DAILY SHARES OUTSTANDING FOR THE PERIOD.

~    LESS THAN $.01 PER SHARE. ACTUAL AMOUNT = $.00471.

~~   LESS THAN $.01 PER SHARE. ACTUAL AMOUNT = $.00011.

~~~  LESS THAN $.01 PER SHARE. ACTUAL AMOUNT = $.00199.

BENCHMARK INFORMATION

STANDARD & POOR'S CORP. AND NASDAQ (THE "INDEX PUBLISHERS") DO NOT SPONSOR, ENDORSE, SELL OR PROMOTE ANY RYDEX FUND AND MAKE NO REPRESENTATION OR WARRANTY, IMPLIED OR EXPRESS, TO THE INVESTORS IN THE FUNDS, OR ANY MEMBERS OF THE PUBLIC,
REGARDING:

     - THE ADVISABILITY OF INVESTING IN INDEX FUNDS;

     - THE ABILITY OF ANY INDEX TO TRACK STOCK MARKET PERFORMANCE;

     - THE ACCURACY AND/OR THE COMPLETENESS OF THE AFOREMENTIONED INDICES OR ANY DATA INCLUDED THEREIN;

     - THE RESULTS TO BE OBTAINED BY ANY OF THE FUNDS, THE INVESTORS IN THE FUNDS, OR ANY PERSON OR ENTITY FROM THE USE OF THE INDICES OR DATA INCLUDED THEREIN; AND

     - THE MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE FOR USE WITH RESPECT TO THE INDICES OR ANY DATA INCLUDED THEREIN.

FURTHER, NEITHER OF THE INDEX PUBLISHERS:

     - RECOMMEND THAT ANY PERSON INVEST IN THE FUNDS OR ANY OTHER SECURITIES;

     - HAVE ANY RESPONSIBILITY OR LIABILITY FOR OR MAKE ANY DECISIONS ABOUT THE TIMING, AMOUNT OR PRICING OF THE FUNDS;

     - HAVE ANY RESPONSIBILITY OR LIABILITY FOR THE ADMINISTRATION, MANAGEMENT OR MARKETING OF THE FUNDS;

     - CONSIDER THE NEEDS OF THE FUNDS OR THE INVESTORS IN THE FUNDS IN DETERMINING, COMPOSING OR CALCULATING THE INDEXES OR HAS ANY OBLIGATION TO DO SO;

     - WILL HAVE ANY LIABILITY IN CONNECTION WITH THE FUNDS OR FOR ANY ERRORS, OMISSIONS OR INTERRUPTIONS IN CONNECTION WITH THE INDEXES OR THE RELATED DATA;

     - WILL BE LIABLE FOR ANY LOST PROFITS OR INDIRECT PUNITIVE, SPECIAL OR CONSEQUENTIAL DAMAGES OR LOSSES, EVEN IF SUCH INDEX PUBLISHER KNOWS THAT THEY MIGHT OCCUR.

"STANDARD & POOR'S(R)," "S&P(R)," "S&P 500(R)," "STANDARD & POOR'S 500," "500,"
"STANDARD & POOR'S MIDCAP 400," "S&P MIDCAP 400," "STANDARD & POOR'S SMALLCAP 600," AND "S&P SMALLCAP 600" ARE TRADEMARKS OF THE MCGRAW-HILL COMPANIES, INC. AND HAVE BEEN LICENSED FOR USE BY RYDEX INVESTMENTS. THE RYDEX FUNDS ARE NOT SPONSORED, ENDORSED, SOLD OR PROMOTED BY STANDARD & POOR'S AND STANDARD & POOR'S MAKES NO REPRESENTATION REGARDING THE ADVISABILITY OF INVESTING IN THE RYDEX FUNDS.

MORE INFORMATION ABOUT THE INDEX PUBLISHERS IS LOCATED IN THE SAI.

                                       BC

Additional information about the Funds is included in the SAI dated May 1, 2005, which contains more detailed information about the Funds. The SAI has been filed with the SEC and is incorporated by reference into this Prospectus and, therefore, legally forms a part of this Prospectus. The SEC maintains the EDGAR database on its web site ("http://www.sec.gov") that contains the SAI, material incorporated by reference, and other information regarding registrants that file electronically with the SEC. You may also review and copy documents at the SEC Public Reference Room in Washington, D.C. (for information on the operation of the Public Reference Room, call 202.942.8090). You may request documents by mail from the SEC, upon payment of a duplication fee, by writing to: Securities and Exchange Commission, Public Reference Section, Washington, D.C. 20549-0102. You may also obtain this information, upon payment of a duplicating fee, by e-mailing the SEC at the following address: publicinfo@sec.gov.

You may obtain a copy of the SAI or the annual or semi-annual reports, without charge by calling 800.820.0888 or by writing to Rydex Variable Trust, at 9601 Blackwell Road, Suite 500, Rockville, Maryland 20850. Additional information about the Funds' investments is available in the annual and semi-annual reports. Also, in the Funds' annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Funds' performance during its last fiscal year. Because shares of the Funds are available exclusively for variable annuity and variable life insurance products, the Trust does not provide its SAI and shareholder reports on its web site.

NO ONE HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY
REPRESENTATIONS NOT CONTAINED IN THIS PROSPECTUS OR IN THE TRUST'S SAI IN CONNECTION WITH THE OFFERING OF FUND SHARES. DO NOT RELY ON ANY SUCH INFORMATION OR REPRESENTATIONS AS HAVING BEEN AUTHORIZED BY THE TRUST OR RYDEX INVESTMENTS. THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFERING BY THE TRUST IN ANY JURISDICTION WHERE SUCH AN OFFERING IS NOT LAWFUL.

The Trust's SEC registration number is 811-08821.

A FAMILY OF FUNDS DESIGNED EXCLUSIVELY FOR FINANCIAL PROFESSIONALS AND SOPHISTICATED INVESTORS


[RYDEXINVESTMENTS ESSENTIAL FOR MODERN MARKETS(TM) LOGO]

9601 BLACKWELL ROAD
SUITE 500
ROCKVILLE, MD 20850
800.820.0888
WWW.RYDEXINVESTMENTS.COM                                             RVTP-1-5/05

THE RYDEX VARIABLE TRUST

PROSPECTUS
MAY 1, 2005


BENCHMARK FUND
OTC

SECTOR FUNDS
FINANCIAL SERVICES
HEALTH CARE


THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THE TRUST'S SHARES OR PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

[RYDEXINVESTMENTS ESSENTIAL FOR MODERN MARKETS(TM) LOGO]

RYDEX VARIABLE TRUST

9601 Blackwell Road, Suite 500
Rockville, Maryland 20850

800.820.0888
301.296.5100

BENCHMARK FUND

SECTOR FUNDS

Rydex Variable Trust (the "Trust") is a mutual fund complex offering professionally managed investment portfolios (the "Funds") which are grouped into the following categories:

BENCHMARK FUND - OTC Fund

SECTOR FUNDS - Financial Services Fund and Health Care Fund

Shares of the Funds are available exclusively for variable annuity and variable life insurance products. Variable life and variable annuity contract owners should also review the variable insurance contract prospectus prepared by their insurance company. Information about any variable insurance contract fees is included in the variable insurance contract prospectus.

RISKS OF INVESTING IN THE FUNDS
The value of the Funds may fluctuate. In addition, Fund shares:

- MAY DECLINE IN VALUE AND YOU MAY LOSE MONEY
- ARE NOT FEDERALLY INSURED
- ARE NOT GUARANTEED BY ANY GOVERNMENT AGENCY
- ARE NOT BANK DEPOSITS
- ARE NOT GUARANTEED TO ACHIEVE THEIR OBJECTIVES

     TABLE OF CONTENTS

     BENCHMARK FUND
5    OTC FUND

     SECTOR FUNDS

8    FINANCIAL SERVICES FUND
10   HEALTH CARE FUND
12   MORE INFORMATION ABOUT FUND INVESTMENTS AND RISK
14   PURCHASING AND REDEEMING SHARES
15   DIVIDENDS, DISTRIBUTIONS, AND TAXES
16   MANAGEMENT OF THE FUNDS
17   FINANCIAL HIGHLIGHTS
21   BENCHMARK INFORMATION
BC   ADDITIONAL INFORMATION

This page intentionally left blank.

                                        5
OTC FUND
FUND INFORMATION

FUND OBJECTIVE

The OTC Fund seeks to provide investment results that correspond to a benchmark for over-the-counter securities. The Fund's current benchmark is the Nasdaq 100 Index(R) (the "underlying index").

If the Fund meets its objective, the value of the Fund's shares should increase on a daily basis by the amount of any increase in the value of the underlying index. However, when the value of the underlying index declines, the value of the Fund's shares should also decrease on a daily basis by the amount of the decrease in value of the underlying index.

PRINCIPAL INVESTMENT STRATEGY

The Fund invests principally in securities of companies included in the underlying index. It also may invest in other instruments whose performance is expected to correspond to that of the underlying index, and may engage in futures and options transactions and enter into swap agreements. The Fund may also purchase U.S. Government securities.

PRINCIPAL RISKS

The OTC Fund is subject to a number of other risks that may affect the value of its shares, including:

EQUITY RISK - The equity markets are volatile, and the value of the Fund's equity securities and equity derivatives, such as futures and options contracts, may fluctuate significantly from day to day. This volatility may cause the value of your investment in the Fund to decrease.

MARKET RISK - The Fund's value may fluctuate from day to day. Due to market conditions, Fund shares may decline in value causing you to lose money.

DERIVATIVES RISK - The Fund's use of derivatives such as futures, options and swap agreements to pursue their investment objectives may expose the Fund to additional risks that it would not be subject to if it invested directly in the securities underlying those derivatives. These risks may cause the Fund to experience higher losses than funds that do not use derivatives.

TRACKING ERROR RISK - The Advisor may not be able to cause the Fund's performance to match or exceed that of the Fund's benchmark, either on a daily or aggregate basis. In addition, because the Fund is tracking the performance of its benchmark on a daily basis, mathematical compounding may prevent the Fund from correlating with the monthly, quarterly, annual or other period performance of its benchmark. Tracking error may cause the Fund's performance to be less than you expect.

ACTIVE TRADING RISK - A significant portion of the assets of the Fund come from investors who take part in certain strategic and tactical asset allocation programs. The Fund anticipates that investors who take part in these programs may frequently redeem or exchange shares of the Fund, which may cause the Fund to experience high portfolio turnover. Higher portfolio turnover may result in the Fund paying higher levels of transaction costs and generating greater tax liabilities for shareholders. In addition, large movements of assets into and out of the Fund may negatively impact the Fund's ability to achieve its investment objective.

NON-DIVERSIFICATION RISK - The Fund is considered non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single security could cause greater fluctuations in the value of Fund shares than would occur in a more diversified fund.

SWAP COUNTERPARTY CREDIT RISK - The Fund is subject to credit risk on the amount it expects to receive from swap agreement counterparties. If a swap counterparty defaults on its payment obligations to the Fund, this default will cause the value of your investment in the Fund to decrease.

CONCENTRATION RISK - To the extent that the underlying index is currently concentrated in issuers conducting business in the technology sector, the Fund's investments in those issuers are subject to legislative or regulatory changes, adverse market conditions and/or increased competition affecting that economic sector. The prices of the securities of technology companies may fluctuate widely due to competitive pressures, increased sensitivity to short product cycles and aggressive pricing, problems relating to bringing their products to market, very high price/earnings ratios, and high personnel turnover due to severe labor shortages for skilled technology professionals.

EARLY CLOSING RISK - The Fund is subject to the risk that unanticipated early closings of securities exchanges will result in the Fund being unable to sell or buy securities on that day. If an exchange closes early on a day when the Fund needs to execute a high volume of securities trades late in a trading day, the Fund might incur substantial trading losses.

FUND PERFORMANCE AND FEE INFORMATION

PERFORMANCE

The bar chart and table below show the performance of the OTC Fund both year by year and as an average over different periods of time. For investment activity prior to November 1998, the Fund's performance reflected insurance-related charges that had the effect of reducing returns. Subsequent periods do not reflect insurance charges which, if reflected, would similarly have the effect of reducing returns. The variability of performance over time provides an indication of the risks of investing in the Fund. Of course, this past performance does not necessarily indicate how the Fund will perform in the future.

[CHART]

1998                      83.76%
1999                     101.32%
2000                     -38.19%
2001                     -35.17%
2002                     -38.85%
2003                      45.41%
2004                       9.35%

DURING THE PERIOD SHOWN IN THE BAR CHART, THE HIGHEST RETURN FOR A QUARTER WAS 53.10% (QUARTER ENDED DECEMBER 31, 1999) AND THE LOWEST RETURN FOR A QUARTER WAS -37.14% (QUARTER ENDED SEPTEMBER 30, 2001).

AVERAGE ANNUAL TOTAL RETURN (FOR PERIODS ENDING DECEMBER 31, 2004) (1)

                                    OTC FUND          NASDAQ 100 INDEX (2)
--------------------------------------------------------------------------
PAST ONE YEAR                          9.35%                 10.43%
PAST FIVE YEARS                      -17.18%                -15.25%
SINCE INCEPTION (05/07/97)             5.76%                  7.85%

(1) THESE FIGURES ASSUME THE REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS.
(2) THE NASDAQ 100 INDEX(R) IS AN UNMANAGED MODIFIED CAPITALIZATION-WEIGHTED INDEX COMPOSED OF 100 OF THE LARGEST NON-FINANCIAL COMPANIES LISTED ON THE NASDAQ STOCK MARKET, INC. ("NASDAQ"). RETURNS REFLECT NO DEDUCTIONS FOR FEES, EXPENSES OR TAXES.

FEES AND EXPENSES OF THE FUND

This table and example are designed to assist you in understanding the fees and expenses that you may pay as an investor in the shares.
OWNERS OF VARIABLE ANNUITY AND INSURANCE CONTRACTS THAT INVEST IN THE FUND SHOULD REFER TO THE VARIABLE INSURANCE CONTRACT PROSPECTUS FOR A DESCRIPTION
OF FEES AND EXPENSES, AS THE TABLE AND EXAMPLE DO NOT REFLECT DEDUCTIONS AT
THE SEPARATE ACCOUNT LEVEL OR CONTRACT LEVEL FOR ANY CHARGES THAT MAY BE INCURRED UNDER A CONTRACT. IF THE TABLE AND EXAMPLE WERE TO REFLECT THE DEDUCTION OF INSURANCE CHARGES, FEES AND EXPENSES WOULD BE HIGHER.

SHAREHOLDER FEES                                                                   NONE
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
  MANAGEMENT FEES                                                                  0.75%
  DISTRIBUTION (12b-1) FEES                                                        NONE
  OTHER EXPENSES                                                                   0.72%
TOTAL ANNUAL FUND OPERATING EXPENSES                                               1.47%

EXAMPLE

This Example is intended to help you compare the cost of investing in the shares of the OTC Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

         1 YEAR         3 YEARS         5 YEARS         10 YEARS
-----------------------------------------------------------------
       $      154      $      479      $      827      $    1,807

RYDEX SECTOR FUNDS

FINANCIAL SERVICES FUND

HEALTH CARE FUND

COMMON RISK/RETURN INFORMATION

INVESTMENT OBJECTIVES

Each Sector Fund seeks capital appreciation by investing in companies that operate in a specific economic sector. The investment objective of each Sector Fund is non-fundamental and may be changed without shareholder approval.

PRINCIPAL RISKS

MARKET RISK - The Funds' value may fluctuate from day to day. Due to market conditions, Fund shares may decline in value causing you to lose money.

EQUITY RISK - The equity markets are volatile, and the value of a Fund's equity securities and equity derivatives, such as futures and options contracts, may fluctuate significantly from day to day. This volatility may cause the value of your investment in a Fund to decrease.

DERIVATIVES RISK - The Funds' use of derivatives such as futures, options and swap agreements to pursue their investment objectives may expose the Funds to additional risks that they would not be subject to if they invested directly in the securities underlying those derivatives. These risks may cause the Funds to experience higher losses than funds that do not use derivatives.

NON-DIVERSIFICATION RISK - Each Fund is considered non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single security could cause greater fluctuations in the value of Fund shares than would occur in a more diversified fund.

ACTIVE TRADING RISK - A significant portion of the assets of the Funds come from investors who take part in certain strategic and tactical asset allocation programs. The Funds anticipate that investors who take part in these programs may frequently redeem or exchange shares of the Funds, which may cause the Funds to experience high portfolio turnover. Higher portfolio turnover may result in the Funds paying higher levels of transaction costs and generating greater tax liabilities for shareholders. In addition, large movements of assets into and out of the Funds may negatively impact a Fund's ability to achieve its investment objective.

SMALL AND MEDIUM ISSUER RISK - Small and medium capitalization companies may be more vulnerable than larger, more established organizations to adverse business or economic developments. In particular, small capitalization companies may have limited product lines, markets, and financial resources and may be dependent upon a relatively small management group. These securities may be listed on an exchange or trade over-the-counter and may or may not pay dividends.

EARLY CLOSING RISK - The Funds are subject to the risk that unanticipated early closings of securities exchanges will result in the Funds being unable to sell or buy securities on that day. If an exchange closes early on a day when a Fund needs to execute a high volume of securities trades late in a trading day, the Fund might incur substantial trading losses.

FINANCIAL SERVICES FUND
FUND INFORMATION

FUND OBJECTIVE

The Financial Services Fund seeks capital appreciation by investing in companies that are involved in the financial services sector ("Financial Services Companies").

PRINCIPAL INVESTMENT STRATEGY

The Fund invests substantially all of its assets in equity securities of Financial Services Companies that are traded in the United States. Financial Service Companies include commercial banks, savings and loan associations, insurance companies and brokerage companies. The Fund may also engage in futures and options transactions, and purchase ADRs and U.S. Government securities. Under SEC regulations, the Fund may not invest more than 5% of its total assets in the equity securities of any company that derives more than 15% of its revenues from brokerage or investment management activities.

PRINCIPAL RISKS

In addition to the risks common to investing in any Sector Fund, the Financial Services Fund is subject to a number of other risks that may affect the value of its shares, including:

FINANCIAL SERVICES SECTOR CONCENTRATION RISK - The risk that the securities of issuers in the financial services sector that the Fund purchases will underperform the market as a whole. To the extent that the Fund's investments are concentrated in issuers conducting business in the same economic sector, the Fund is subject to legislative or regulatory changes, adverse market conditions and/or increased competition affecting that economic sector. Financial Services Companies are subject to extensive governmental regulation, which may limit both the amounts and types of loans and other financial commitments they can make, and the rates and fees they can charge. Profitability is largely dependent on the availability and cost of capital, and can fluctuate significantly when interest rates change. Credit losses resulting from financial difficulties of borrowers also can negatively impact the sector.

FUND PERFORMANCE AND FEE INFORMATION

PERFORMANCE

The bar chart and table below show the performance of the Financial Services Fund both year by year and as an average over different periods of time. The variability of performance over time provides an indication of the risks of investing in the Fund. Of course, this past performance does not necessarily indicate how the Fund will perform in the future.

[CHART]

2002                     -15.10%
2003                      28.92%
2004                      17.12%

DURING THE PERIOD SHOWN IN THE BAR CHART, THE HIGHEST RETURN FOR A QUARTER WAS 17.22% (QUARTER ENDED JUNE 30, 2003) AND THE LOWEST RETURN FOR A QUARTER WAS -19.17% (QUARTER ENDED SEPTEMBER 30,2002).

AVERAGE ANNUAL TOTAL RETURN (FOR PERIODS ENDING DECEMBER 31, 2004) (1)

                                     FINANCIAL SERVICES        S&P 500 INDEX (2)
--------------------------------------------------------------------------------
PAST ONE YEAR                               17.12%                 10.89%
SINCE INCEPTION (07/20/2001)                 6.07%                  1.72%

(1) THESE FIGURES ASSUME THE REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS.
(2) THE S&P 500(R) INDEX IS AN UNMANAGED CAPITALIZATION-WEIGHTED INDEX COMPOSED OF 500 COMMON STOCKS, WHICH ARE CHOSEN BY THE STANDARD & POOR'S CORPORATION (S&P) ON A STATISTICAL BASIS. RETURNS REFLECT NO DEDUCTION FOR FEES, EXPENSES OR TAXES.

FEES AND EXPENSES OF THE FUND

This table and example are designed to assist you in understanding the fees and expenses that you may pay as an investor in the shares. OWNERS OF VARIABLE ANNUITY AND INSURANCE CONTRACTS THAT INVEST IN THE FUND SHOULD REFER TO THE VARIABLE INSURANCE CONTRACT PROSPECTUS FOR A DESCRIPTION OF FEES AND EXPENSES, AS THE TABLE AND EXAMPLE DO NOT REFLECT DEDUCTIONS AT THE SEPARATE ACCOUNT LEVEL OR CONTRACT LEVEL FOR ANY CHARGES THAT MAY BE INCURRED UNDER A CONTRACT. IF THE TABLE AND EXAMPLE WERE TO REFLECT THE DEDUCTION OF INSURANCE CHARGES, FEES AND EXPENSES WOULD BE HIGHER.

SHAREHOLDER FEES                                                                   NONE
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
  MANAGEMENT FEES                                                                  0.85%
  DISTRIBUTION (12b-1) FEES                                                        NONE
  OTHER EXPENSES                                                                   0.74%
TOTAL ANNUAL FUND OPERATING EXPENSES                                               1.59%

EXAMPLE

This Example is intended to help you compare the cost of investing in the shares of the Financial Services Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

               1 YEAR         3 YEARS         5 YEARS         10 YEARS
-----------------------------------------------------------------------
             $      167      $      518      $      892      $    1,943

HEALTH CARE FUND
FUND INFORMATION

FUND OBJECTIVE

The Health Care Fund seeks capital appreciation by investing in companies that are involved in the health care industry ("Health Care Companies").

PRINCIPAL INVESTMENT STRATEGY

The Fund invests substantially all of its assets in equity securities of Health Care Companies that are traded in the United States. Health Care Companies include pharmaceutical companies, companies involved in research and development of pharmaceutical products and services, companies involved in the operation of health care facilities, and other companies involved in the design, manufacture, or sale of health care-related products or services. The Fund may also engage in futures and options transactions, and purchase ADRs and U.S. Government securities.

PRINCIPAL RISKS

In addition to the risks common to investing in any Sector Fund, the Health Care Fund is subject to a number of other risks that may affect the value of its shares, including:

HEALTH CARE SECTOR CONCENTRATION RISK - The risk that the securities of issuers in the health care sector that the Fund purchases will underperform the market as a whole. To the extent that the Fund's investments are concentrated in issuers conducting business in the same economic sector, the Fund is subject to legislative or regulatory changes, adverse market conditions and/or increased competition affecting that economic sector. The prices of the securities of Health Care Companies may fluctuate widely due to government regulation and approval of their products and services, which can have a significant effect on their price and availability. Furthermore, the types of products or services produced or provided by these companies may quickly become obsolete. Moreover, liability for products that are later alleged to be harmful or unsafe may be substantial, and may have a significant impact on a Health Care Company's market value and/or share price.

FUND PERFORMANCE AND FEE INFORMATION

PERFORMANCE

The bar chart and table below show the performance of the Health Care Fund both year by year and as an average over different periods of time. The variability of performance over time provides an indication of the risks of investing in the Fund. Of course, this past performance does not necessarily indicate how the Fund will perform in the future.

[CHART]

2002                     -21.31%
2003                      29.77%
2004                       6.22%

DURING THE PERIOD SHOWN IN THE BAR CHART, THE HIGHEST RETURN FOR A QUARTER
WAS 15.44% (QUARTER ENDED JUNE 30, 2003) AND THE LOWEST RETURN FOR A QUARTER WAS -16.57% (QUARTER ENDED JUNE 30, 2002).

AVERAGE ANNUAL TOTAL RETURN (FOR PERIODS ENDING DECEMBER 31, 2004) (1)

                                   HEALTH CARE          S&P 500 INDEX (2)
-------------------------------------------------------------------------
PAST ONE YEAR                         6.22%                  10.89%
SINCE INCEPTION (06/19/2001)          0.94%                   1.67%

(1) THESE FIGURES ASSUME THE REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS.
(2) THE S&P 500(R) INDEX IS AN UNMANAGED CAPITALIZATION-WEIGHTED INDEX COMPOSED OF 500 COMMON STOCKS, WHICH ARE CHOSEN BY THE STANDARD & POOR'S CORPORATION (S&P) ON A STATISTICAL BASIS. RETURNS REFLECT NO DEDUCTION FOR FEES, EXPENSES OR TAXES.

FEES AND EXPENSES OF THE FUND

This table and example are designed to assist you in understanding the fees and expenses that you may pay as an investor in the shares. OWNERS OF VARIABLE ANNUITY AND INSURANCE CONTRACTS THAT INVEST IN THE FUND SHOULD REFER TO THE VARIABLE INSURANCE CONTRACT PROSPECTUS FOR A DESCRIPTION OF FEES AND EXPENSES, AS THE TABLE AND EXAMPLE DO NOT REFLECT DEDUCTIONS AT THE SEPARATE ACCOUNT LEVEL OR CONTRACT LEVEL FOR ANY CHARGES THAT MAY BE INCURRED UNDER A CONTRACT. IF THE TABLE AND EXAMPLE WERE TO REFLECT THE DEDUCTION OF INSURANCE CHARGES, FEES AND EXPENSES WOULD BE HIGHER.

SHAREHOLDER FEES                                                                   NONE
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
  MANAGEMENT FEES                                                                  0.85%
  DISTRIBUTION (12b-1) FEES                                                        NONE
  OTHER EXPENSES                                                                   0.74%
TOTAL ANNUAL FUND OPERATING EXPENSES                                               1.59%

EXAMPLE

This Example is intended to help you compare the cost of investing in the shares of the Health Care Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

           1 YEAR         3 YEARS         5 YEARS         10 YEARS
-------------------------------------------------------------------
         $      167      $      518      $      892      $    1,943

MORE INFORMATION ABOUT FUND
INVESTMENTS AND RISK

THE BENCHMARK FUND'S INVESTMENT OBJECTIVES

The Benchmark Fund's objective is to provide investment results that match the performance of a specific benchmark on a daily basis. The investment objective of each Fund is non-fundamental and may be changed without shareholder approval.

The current benchmark used by the OTC Fund is set forth below:


FUND                                     BENCHMARK
----------------------------------------------------------------------
OTC FUND                                 THE NASDAQ 100 INDEX(R)


A BRIEF GUIDE TO THE BENCHMARK.

THE NASDAQ 100 INDEX(R). The Nasdaq 100 Index(R) is a modified capitalization-weighted index composed of 100 of the largest non-financial companies listed on the Nasdaq Stock Market, Inc. ("Nasdaq").

UNDERSTANDING COMPOUNDING & THE EFFECT OF LEVERAGE

It is important to understand the effects of compounding when investing in any mutual fund, especially funds which use leverage as part of their investment strategy. The following simple examples provide an illustration:

   EXAMPLE A: Assume you invest $100 in Fund A, a typical index fund that seeks to match the performance of its underlying index. If the index increases 10% on day one, the value of the your shares in Fund A would be expected to increase $10 (10% of $100) to $110. The next day, if the index decreases 10%, the value of your shares in Fund A would be expected to decrease $11 (10% of $110) to $99.

   EXAMPLE B: Assume you invested $100 in Fund B, a fund that seeks to return 150% of the performance of the same index. On day one, the value of your shares in Fund B would be expected to increase $15 (15% of $100) to $115. On day two, however, the value of your shares in the leveraged fund would be expected to decrease $17.25 (15% of $115) to $97.75.

Because of the effect of compounding, in each case the value of your investment declined even though the index went up 10% on day one and down 10% on day two. However, the effect of compounding was more pronounced when combined with leverage (Example B). In addition, because of the effect of compounding, the performance of a leveraged fund is more likely to match the performance of its underlying index on a daily basis than over an extended period of time.

ADVISOR'S INVESTMENT METHODOLOGY

Rydex Investments (the "Advisor"), develops and implements structured investment strategies designed to achieve each Fund's objective.

The Advisor uses quantitative methods to construct portfolios that correlate highly with their respective benchmarks. Statistical techniques are then used to determine the optimal mix of assets for each Fund. The Advisor places particular emphasis on controlling risk relative to each Fund's benchmark or market sector in order to maintain consistency and predictability.

The Advisor does not engage in temporary defensive investing, keeping each Fund fully invested in all market environments.

BENCHMARK FUND. The Advisor's primary objective for the OTC Fund is to correlate with the performance of the index underlying the Fund's benchmark.

SECTOR FUNDS. In managing the Sector Funds, the Advisor's objective is to develop a liquid portfolio of stocks that effectively represents a particular economic segment of the market. Because appropriate published indices are not available for many of the Rydex Sector Funds, the Advisor has developed its own methodology to construct objective performance benchmarks. The Advisor first identifies the investment universe for each sector, which is defined as companies that derive at least 50% of their assets, gross income or net profits from business activity in the given sector. The Advisor then employs a quantitative model to screen companies based on criteria of capitalization, liquidity and correlation. The resulting portfolio is weighted by market capitalization with some modifications to ensure diversification. The Advisor closely monitors the efficacy of this methodology, and makes periodic changes in the composition of the Sector Funds to ensure that each Fund remains a valid representative of its sector.

OTHER INVESTMENT PRACTICES AND STRATEGIES

Please see the statement of additional information (the "SAI") for a more complete list of portfolio investment strategies, permitted investments and related risks.

RISKS OF INVESTING IN THE FUNDS

As indicated below, the Funds are subject to a number of risks that may affect the value of Fund shares.

EQUITY RISK (ALL FUNDS) - The Funds may invest in public and privately issued equity securities, including common and preferred stocks, warrants, and rights, as well as instruments that attempt to track the price movement of equity indices. Investments in equity securities and equity derivatives in general are subject to market risks that may cause their prices to fluctuate over time. The value of securities convertible into equity securities, such as warrants or convertible debt, is also affected by prevailing interest rates, the credit quality of the issuer and any call provision. Fluctuations in the value of equity securities in which the Funds invest will cause the net asset value of the Funds to fluctuate. Historically, the equity markets have moved in cycles, and the value of the Fund's equity securities and equity derivatives may fluctuate drastically from day to day. Because of their link to the equity markets and use of leverage, an investment in the Funds may be more suitable for long-term investors who can bear the risk of short-term principal fluctuations, which at times may be significant.

NON-DIVERSIFICATION RISK (ALL FUNDS) - Since each Fund is non-diversified, each Fund may invest in the securities of a limited number of issuers. To the extent that a Fund invests a significant percentage of its assets in a limited number of issuers, the Fund is subject to the risks of investing in those few issuers, and may be more susceptible to a single adverse economic or regulatory occurrence.

INDUSTRY CONCENTRATION RISK (ALL FUNDS) - The OTC Fund will not invest 25% or more of the value of the Fund's total assets in the securities of one or more issuers conducting their principal business activities in the same industry or group of industries; except that, to the extent the index underlying the Fund's benchmark is concentrated in a particular industry, the Fund will necessarily be concentrated in that industry. Currently, the index underlying the OTC Fund's benchmark -- the Nasdaq 100 Index(R) -- is concentrated in technology companies. The Sector Funds invest in the securities of a limited number of issuers conducting business in a specific market sector and therefore may be concentrated in an industry or group of industries within a sector. The risk of concentrating Fund investments in a limited number of issuers conducting business in the same industry or group of industries is that a Fund will be more susceptible to the risks that are associated with that industry or group of industries than a fund that does not concentrate its investments.

TRACKING ERROR RISK (OTC FUND) - Tracking error risk refers to the risk that the OTC Fund's returns may not match or correlate to the returns of its respective benchmark on either a daily or aggregate basis. Factors such as Fund expenses, imperfect correlation between the Fund's investments and those of its benchmarks, rounding of share prices, changes to the benchmark, regulatory policies, high portfolio turnover rate and leverage all contribute to tracking error.

TRADING HALT RISK (ALL FUNDS) - The Funds typically may hold short-term options and futures contracts. The major exchanges on which these contracts are traded, such as the Chicago Mercantile Exchange ("CME"), have established limits on how much an option or futures contract may decline over various time periods within a day. If an option or futures contract's price declines more than the established limits, trading on the exchange is halted on that instrument. If a trading halt occurs, the Fund may temporarily be unable to purchase or sell options or futures contracts. Such a trading halt near the time the Fund prices its shares may limit the Fund's ability to use leverage and may prevent the Fund from achieving its investment objective. In such an event, a Fund also may be required to use a "fair-value" method to price its outstanding contracts.

FOREIGN SECURITIES RISK (SECTOR FUNDS) - Investing in securities of foreign companies may involve risks not typically associated with investing in U.S. companies. The value of securities denominated in foreign currencies, and of dividends from such securities, can change significantly when foreign currencies strengthen or weaken relative to the U.S. dollar. Foreign securities markets generally have less trading volume and less liquidity than U.S. markets, and prices in some foreign markets can be extremely volatile. Many foreign countries lack accounting and disclosure standards comparable to those that apply to U.S. companies, and it may be more difficult to obtain reliable information regarding a foreign issuer's financial condition and operations. Transaction costs and costs associated with custody services are generally higher for foreign securities than they are for U.S. securities. Some foreign governments levy withholding taxes against dividend and interest income. Although in some countries portions of these taxes are recoverable, the non-recovered portion will reduce the income received by the Funds.

FOREIGN CURRENCY RISK (SECTOR FUNDS) - The Funds' investments in securities denominated in foreign currencies are subject to currency risk. Currency risks include the following:

- The value of a Fund's assets measured in U.S. dollars may be affected by changes in currency exchange rates and exchange control regulations.

- A Fund may incur transaction costs in connection with conversions between various currencies.

Under normal circumstances, the Funds do not plan to hedge against the risks of variation in currency exchange rates relative to the U.S. dollar. As a result, the value of securities denominated in foreign currencies can change significantly when foreign currencies strengthen or weaken relative to the U.S. dollar.

FUTURES AND OPTIONS RISK (ALL FUNDS) - The Funds may invest a percentage of their assets in futures and options contracts. The Funds may use futures contracts and related options for bona fide hedging purposes to offset changes in the value of securities held or expected to be acquired. They may also be used to gain exposure to a particular market or instrument, to create a synthetic money market position, and for certain other tax-related purposes. The Funds will only enter into futures contracts traded on a national futures exchange or board of trade. Futures and options contracts are described in more detail below:

          FUTURES CONTRACTS - Futures contracts and options on futures contracts provide for the future sale by one party and purchase by another party of a specified amount of a specific security at a specified future time and at a specified price. An option on a futures contract gives the purchaser the right, in exchange for a premium, to assume a position in a futures contract at a specified exercise price during the term of the option. Index futures are futures contracts for various indices that are traded on registered securities exchanges.

          OPTIONS - The buyer of an option acquires the right to buy (a call option) or sell (a put option) a certain quantity of a security (the underlying security) or instrument at a certain price up to a specified point in time. The seller or writer of an option is obligated to sell (a call option) or buy (a put option) the underlying security. When writing (selling) call options on securities, the Funds may cover its position by owning the underlying security on which the option is written or by owning a call option on the underlying security. Alternatively, the Funds may cover its position by maintaining in a segregated account cash or liquid securities equal in value to the exercise price of the call option written by the Funds.

The risks associated with the Funds' use of futures and options contracts include:

- A Fund experiencing losses over certain ranges in the market that exceed losses experienced by a Fund that does not use futures contracts and options.

- There may be an imperfect correlation between the changes in market value of the securities held by a Fund and the prices of futures and options on futures.

- Although the Funds will only purchase exchange-traded futures, due to market conditions there may not always be a liquid secondary market for a futures contract or option. As a result, the Funds may be unable to close out their futures contracts at a time that is advantageous.

- Trading restrictions or limitations may be imposed by an exchange, and government regulations may restrict trading in futures contracts and options.

- Because option premiums paid or received by the Funds are small in relation to the market value of the investments underlying the options, buying and selling put and call options can be more speculative than investing directly in securities.

EARLY CLOSING RISK (ALL FUNDS) - The normal close of trading of securities on the Nasdaq and the New York Stock Exchange ("NYSE") is 4:00 p.m., Eastern Time. Unanticipated early closings may result in a Fund being unable to sell or buy securities on that day. If an exchange closes early on a day when one or more of the Funds needs to execute a high volume of securities trades late in a trading day, a Fund might incur substantial trading losses.

SMALL AND MEDIUM ISSUER RISK (SECTOR FUNDS) - Small and medium capitalization companies may be more vulnerable than larger, more established organizations to adverse business or economic developments. In particular, small capitalization companies may have limited product lines, markets, and financial resources and may be dependent upon a relatively small management group. These securities may trade over-the-counter or be listed on an exchange and may or may not pay dividends.

SWAP COUNTERPARTY CREDIT RISK (OTC FUND) - The Fund may enter into equity index or interest rate swap agreements for purposes of attempting to gain exposure to a particular group of stocks or to an index of stocks without actually purchasing those stocks, or to hedge a position. The Fund will use short-term swap agreements to exchange the returns (or differentials in rates of return) earned or realized in particular predetermined investments or instruments. The Fund will not enter into any swap agreement unless the Advisor believes that the other party to the transaction is creditworthy. The use of equity swaps involves risks that are different from those associated with ordinary portfolio securities transactions. Swap agreements may be considered to be illiquid. The Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty.

PORTFOLIO HOLDINGS

A description of the Funds' policies and procedures with respect to the disclosure of Fund portfolio securities is available in the SAI.

PURCHASING AND REDEEMING SHARES

Shares of the Funds are offered continuously. Investors may buy shares on any day that the NYSE is open for business (a "Business Day"). On any day that the New York Fed or the NYSE closes early, the principal government securities and corporate bond markets close early (such as on days in advance of holidays generally observed by participants in these markets), or as permitted by the SEC, the Funds reserve the right to advance the time on that day NAV is calculated and, correspondingly, the time by which purchase and redemption orders must be received.

Shares of each Fund can be purchased only by insurance companies for their separate accounts to fund variable life insurance and variable annuity contracts. All orders for the purchase of shares are subject to acceptance or rejection by the Trust. An insurance company purchases and redeems shares of each Fund based on, among other things, the amount of net contract premiums or purchase payments allocated to a separate account investment division, transfers to or from a separate account investment division, contract loans and repayments, contract withdrawals and surrenders, and benefit payments, at the Fund's net asset value per share calculated as of that same day.

All redemption requests will be processed and payment with respect thereto will be made within seven days after tender. With respect to each Fund, Rydex may suspend your right to redeem your shares during times when trading on the NYSE is suspended or restricted, or otherwise as permitted by the SEC. The Funds reserve the right to pay part of your redemption proceeds in liquid securities with a market value equal to the redemption price.

FREQUENT PURCHASES AND REDEMPTIONS OF FUND SHARES

The Benchmark Fund and Sector Funds are designed and operated to accommodate frequent trading by shareholders, and therefore, unlike most mutual funds, the Funds offer unlimited exchange privileges with no minimum holding periods or transaction fees. A significant portion of the assets of the Funds come from investors who take part in certain strategic and tactical asset allocation programs. The Funds anticipate that investors who take part in these programs may frequently redeem or exchange shares of the Funds, which may cause the Funds to experience high portfolio turnover. Higher portfolio turnover may result in the Funds paying higher levels of transaction costs. In addition, large movements of assets into and out of the Funds may negatively impact a Fund's ability to achieve its investment objective.

NET ASSET VALUE

The price per share (the offering price) will be the NAV next determined after your purchase order is received by the Trust. You may also redeem all or any portion of your Fund shares at the next determined NAV after receipt of the redemption request. NAV is calculated by (1) taking the current market value of a Fund's total assets, (2) subtracting the liabilities, and (3) dividing that amount by the total number of shares owned by shareholders. For each Fund, the NAV is calculated once each Business Day as of the close of the NYSE (currently, 4:00 p.m., Eastern Time). If the exchange or market where a Fund's securities or other investments are primarily traded closes early -- such as on days in advance of holidays generally observed by participants in these markets -- the NAV may be calculated earlier in accordance with the policies set forth in the Funds' SAI. These dates are listed in the SAI.

In calculating NAV, each Fund generally values its investment portfolio based on the market price of the securities as of the time the Fund determines NAV. If market prices are unavailable or the Funds think that they are unreliable, such as instances where the value of a security has been materially affected by events occurring after the market closes, the Funds price those securities at fair value as determined in good faith using methods approved by the Board of Trustees.

The use of fair valuation in pricing a security involves the consideration of a number of subjective factors and therefore, is susceptible to the unavoidable risk that the valuation may be higher or lower than the price at which the security might actually trade if a reliable market price were readily available.

TO RECEIVE THE CURRENT BUSINESS DAY'S NAV, VARIABLE LIFE AND VARIABLE ANNUITY ACCOUNT INVESTORS SHOULD CONSULT THEIR SEPARATE ACCOUNT PROSPECTUS.

DIVIDENDS, DISTRIBUTIONS, AND TAXES

DIVIDENDS AND DISTRIBUTIONS

Income dividends and capital gain distributions, if any, are paid at least annually by each of the Funds. If you own Fund shares on a Fund's record date, you will be entitled to receive the dividend. The Trust, however, may declare a special capital gains distribution if the Board of Trustees believe that such a distribution would be in the best interest of the shareholders of a Fund.

TAXES

The following is a summary of some important tax issues that affect the Funds and their shareholders. The summary is based on current tax laws, which may be changed by legislative, judicial or administrative action. The Trust has not tried to present a detailed explanation of the tax treatment of the Funds, or the tax consequences of an investment in the Funds. MORE INFORMATION ABOUT TAXES IS LOCATED IN THE SAI. YOU ARE URGED TO CONSULT YOUR TAX ADVISER REGARDING SPECIFIC QUESTIONS AS TO FEDERAL, STATE AND LOCAL INCOME TAXES APPLICABLE TO YOUR INVESTMENT.

TAX STATUS OF EACH FUND

Each Fund is treated as a separate entity for federal tax purposes, and intends to qualify for the special tax treatment afforded regulated investment companies. As long as a Fund qualifies as a regulated investment company, it pays no federal income tax on the earnings it distributes to shareholders.

Special tax rules apply to life insurance companies, variable annuity contracts and variable life insurance contracts. Net investment income and net realized capital gains that a Fund distributes are not currently taxable when left to accumulate within a variable annuity or variable life insurance contract or under a qualified pension or retirement plan.

For information on federal income taxation of a life insurance company with respect to its receipt of distributions from a Fund and federal income taxation of owners variable annuity or variable life insurance contracts, refer to the contract prospectus.

MANAGEMENT OF THE FUNDS

INVESTMENT ADVISOR

Rydex Investments (The "Advisor"), 9601 Blackwell Road, Suite 500, Rockville, Maryland 20850, serves as investment adviser and manager of the Funds. The Advisor has served as the investment adviser of the Rydex Funds for over 10 years, and serves as sub-adviser to several other mutual funds.

The Advisor makes investment decisions for the assets of the Funds and continuously reviews, supervises, and administers each Fund's investment program. The Board of Trustees of the Trust supervise the Advisor and establish policies that the Advisor must follow in its day-to-day management activities. Under an investment advisory agreement between the Trust and the Advisor, the Funds paid the Advisor a fee at an annualized rate for the fiscal year ended December 31, 2004, based on the average daily net assets for each Fund, as set forth below:

FUND                                                                ADVISORY FEE
--------------------------------------------------------------------------------
OTC                                                                     .75%
SECTOR FUNDS                                                            .85%


The Advisor bears all of its own costs associated with providing these advisory services and the expenses of the Board of Trustees that are affiliated with the Advisor. The Advisor may make payments from its own resources to insurance companies, broker-dealers and other financial institutions in connection with the sale of Fund shares.

PORTFOLIO MANAGEMENT

The Funds are managed by a team of investment professionals. The following portfolio managers are jointly and primarily responsible for the day-to-day management of the Funds.

MICHAEL P. BYRUM, CFA, has been associated with Rydex Investments since the Advisor was founded in 1993. Mr. Byrum was named the President of Rydex Investments in 2004 and has served as Chief Investment Officer of Rydex Investments since 2000. During this time, he has played a key role in the development of the firm's investment strategies and product offerings. As Senior Portfolio Manager, Mr. Byrum was instrumental in the launch of the OTC, Precious Metals, U.S. Government Bond, Ursa and Arktos Funds, and helped to create the Rydex Sector Funds. He was named Vice President of Portfolio for Rydex Investments in 1998, and Executive Vice President in 2000. Prior to joining Rydex, Mr. Byrum worked for Money Management Associates, the investment adviser for Rushmore Funds, Inc. He holds a degree in finance from Miami University of Ohio.

WILLIAM E. FLAIG, JR., joined Rydex in January 2000 to manage the Large-Cap Europe and Large-Cap Japan Funds. Mr. Flaig has been instrumental in the development of derivative strategies for these Funds and for the Rydex Dynamic Funds, which were launched the same year. In 2001, he was promoted to senior portfolio manager and group leader for Rydex's S&P 500-based funds, fixed-income funds and several sector funds. In this capacity, Mr. Flaig helped to advance Rydex's quantitative management abilities and process. In 2003, Mr. Flaig was promoted to director of investments. He is responsible for the investment objectives of all mutual funds and sub-advised accounts and is a member of Rydex's senior management team and its Investment Strategy Committee, which determines investment policy for all Rydex Funds. Mr. Flaig came to Rydex after more than seven years at Bankers Trust, where he was a trader in emerging markets currency derivatives. He holds a degree in management and finance from Purdue University.

JIM KING, CFA, joined Rydex in 1996 and was promoted to assistant portfolio manager in 1997. In 1998, he became a portfolio manager and was promoted in 2001 to senior portfolio manager. Mr. King has served as an interim director of equity trading and investment operations. Currently, Mr. King's team manages all of the Rydex leveraged and inverse funds, as well as Rydex Sector Rotation Fund. Mr. King is a member of Rydex's Investment Strategy Committee, which determines investment policy for all Rydex Funds. Prior to joining Rydex, he worked as a registered representative at DMG Securities. He holds a degree in finance from the University of Maryland.

Additional Information about the portfolio managers' compensation, other accounts managed by the portfolio managers, and the portfolio managers' ownership of securities in the Funds is available in the SAI.

OTC FUND

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the Funds' financial performance for the period of each Fund's operations. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in a Fund (assuming reinvestment of all dividends and distributions). The total returns do not reflect fees and charges imposed at the separate account level. This information has been audited by PricewaterhouseCoopers LLP. The Reports of Independent Registered Public Accounting Firm for each such period along with the Funds' financial statements and related notes, are included in the Annual Reports to Shareholders for such periods. The 2004 Annual Report is available upon request and without charge by calling 1-800-820-0888. The 2004 Annual Report is incorporated by reference in the SAI.

                                                        YEAR             YEAR             YEAR             YEAR             YEAR
                                                       ENDED            ENDED            ENDED            ENDED            ENDED
                                                DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                                        2004             2003             2002             2001             2000
--------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE--
  BEGINNING OF YEAR                             $      13.16     $       9.05     $      14.80     $      22.83     $      38.52
                                                ------------     ------------     ------------     ------------     ------------
  Net Investment Loss+                                  (.02)            (.13)            (.17)            (.23)            (.44)
  Net Realized and Unrealized Gains (Losses)
   on Securities                                        1.25             4.24            (5.58)           (7.80)          (13.50)
                                                ------------     ------------     ------------     ------------     ------------
  Net Increase (Decrease) in Net Asset
   Value Resulting from Operations                      1.23             4.11            (5.75)           (8.03)          (13.94)
  Distributions to Shareholders from:
   Net Realized Capital Gains                             --               --               --               --            (1.75)
                                                ------------     ------------     ------------     ------------     ------------
  Net Increase (Decrease) in Net Asset Value            1.23             4.11            (5.75)           (8.03)          (15.69)
                                                ------------     ------------     ------------     ------------     ------------
NET ASSET VALUE--END OF YEAR                    $      14.39     $      13.16     $       9.05     $      14.80     $      22.83
                                                ============     ============     ============     ============     ============
TOTAL INVESTMENT RETURN                                 9.35%           45.41%          (38.85)%         (35.17)%         (38.19)%
RATIOS TO AVERAGE NET ASSETS:
  Gross Expenses                                        1.47%            1.53%            1.74%            1.45%            1.46%
  Net Expenses                                          1.47%            1.53%            1.74%            1.45%            1.46%
  Net Investment Loss                                  (0.17)           (1.20)%          (1.58)%          (1.31)%          (1.23)%
SUPPLEMENTARY DATA:
  Portfolio Turnover Rate*                               418%             482%             183%             139%             324%
  Net Assets, End of Period (000's omitted)     $    191,476     $    127,836     $     77,635     $    164,619     $    420,674

+    CALCULATED USING THE AVERAGE DAILY SHARES OUTSTANDING FOR THE PERIOD.

* PORTFOLIO TURNOVER RATIO IS CALCULATED WITHOUT REGARD TO SHORT-TERM SECURITIES HAVING A MATURITY OF LESS THAN ONE YEAR.

                                                                           FINANCIAL
                                                                           SERVICES
                                                                             FUND
                                                ---------------------------------------------------------------
                                                        YEAR             YEAR             YEAR           PERIOD
                                                       ENDED            ENDED            ENDED            ENDED
                                                DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                                        2004             2003             2002            2001*
---------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE--
  BEGINNING OF PERIOD                           $      26.00     $      20.19     $      23.90     $      25.00
                                                ------------     ------------     ------------     ------------
  Net Investment Income (Loss)+                          .23              .14              .09             (.02)
  Net Realized and Unrealized Gains (Losses)
   on Securities                                        4.21             5.70            (3.69)           (1.08)
                                                ------------     ------------     ------------     ------------
  Net Increase (Decrease) in Net Asset Value
   Resulting from Operations                            4.44             5.84            (3.60)           (1.10)

  Distributions to Shareholders from:
   Net Investment Income                                (.06)            (.03)              --               --
   Net Realized Capital Gains                             --               --             (.11)              --
   Total Distributions                                  (.06)            (.03)            (.11)              --
                                                ------------     ------------     ------------     ------------
  Net Increase (Decrease) in Net Asset Value            4.38             5.81            (3.71)           (1.10)
                                                ------------     ------------     ------------     ------------
NET ASSET VALUE--END OF PERIOD                  $      30.38     $      26.00     $      20.19     $      23.90
                                                ============     ============     ============     ============
TOTAL INVESTMENT RETURN                                17.12%           28.92%          (15.10)%          (4.40)%
RATIOS TO AVERAGE NET ASSETS:
  Gross Expenses                                        1.59%            1.64%            1.85%            2.19%**
  Net Expenses                                          1.59%            1.64%            1.85%            2.19%**
  Net Investment Gain (Loss)                            0.84%            0.61%            0.41%           (0.11)%**
SUPPLEMENTARY DATA:
  Portfolio Turnover Rate***                             762%           2,039%           1,727%             315%
  Net Assets, End of Period (000's omitted)     $     45,180     $     15,581     $      2,748     $      2,607

+    CALCULATED USING THE AVERAGE DAILY SHARES OUTSTANDING FOR THE PERIOD.

*    SINCE COMMENCEMENT OF OPERATIONS: JULY 20, 2001-FINANCIAL SERVICES FUND.

**   ANNUALIZED

*** PORTFOLIO TURNOVER RATIO IS CALCULATED WITHOUT REGARD TO SHORT-TERM SECURITIES HAVING A MATURITY OF LESS THAN ONE YEAR.

HEALTH CARE FUND
FINANCIAL HIGHLIGHTS

                                                        YEAR             YEAR             YEAR           PERIOD
                                                       ENDED            ENDED            ENDED            ENDED
                                                DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                                        2004             2003             2002            2001*
---------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE--
  BEGINNING OF PERIOD                           $      24.28     $      18.71     $      23.82     $      25.00
                                                ------------     ------------     ------------     ------------
  Net Investment Income (Loss)+                         (.16)            (.19)            (.09)            (.30)
  Net Realized and Unrealized Gains (Losses)
    on Securities                                       1.65             5.76            (4.98)            (.88)
                                                ------------     ------------     ------------     ------------
  Net Increase (Decrease) in Net Asset Value
    Resulting from Operations                           1.49             5.57            (5.07)           (1.18)
  Distributions to Shareholders from:
   Net Investment Income                                  --               --               --               --
   Net Realized Capital Gains                           (.31)              --             (.04)              --
   Total Distributions                                  (.31)              --             (.04)              --
                                                ------------     ------------     ------------     ------------
  Net Increase (Decrease) in Net Asset Value            1.18             5.57            (5.11)           (1.18)
                                                ------------     ------------     ------------     ------------
NET ASSET VALUE--END OF PERIOD                  $      25.46     $      24.28     $      18.71     $      23.82
                                                ============     ============     ============     ============
TOTAL INVESTMENT RETURN                                 6.22%           29.77%          (21.31)%          (4.72)%
RATIOS TO AVERAGE NET ASSETS:
  Gross Expenses                                        1.59%            1.64%            1.70%            2.23%**
  Net Expenses                                          1.59%            1.64%            1.70%            2.23%**
  Net Investment Gain (Loss)                           (0.67)%          (0.88)%          (0.45)%          (1.33)%**
SUPPLEMENTARY DATA:
  Portfolio Turnover Rate***                             629%           1,222%           1,617%             757%
  Net Assets, End of Period (000's omitted)     $     30,435     $     27,880     $      5,164     $        951

+    CALCULATED USING THE AVERAGE DAILY SHARES OUTSTANDING FOR THE PERIOD.

*    SINCE COMMENCEMENT OF OPERATIONS: JUNE 19, 2001-HEALTH CARE FUND.

**   ANNUALIZED

*** PORTFOLIO TURNOVER RATIO IS CALCULATED WITHOUT REGARD TO SHORT-TERM SECURITIES HAVING A MATURITY OF LESS THAN ONE YEAR.

This page intentionally left blank.

BENCHMARK INFORMATION

STANDARD & POOR'S CORP. AND NASDAQ (THE "INDEX PUBLISHERS") DO NOT SPONSOR, ENDORSE, SELL OR PROMOTE ANY RYDEX FUND AND MAKE NO REPRESENTATION OR WARRANTY, IMPLIED OR EXPRESS, TO THE INVESTORS IN THE FUNDS, OR ANY MEMBERS OF THE PUBLIC,
REGARDING:

     - THE ADVISABILITY OF INVESTING IN INDEX FUNDS;

     - THE ABILITY OF ANY INDEX TO TRACK STOCK MARKET PERFORMANCE;

     - THE ACCURACY AND/OR THE COMPLETENESS OF THE AFOREMENTIONED INDICES OR ANY DATA INCLUDED THEREIN;

     - THE RESULTS TO BE OBTAINED BY ANY OF THE FUNDS, THE INVESTORS IN THE FUNDS, OR ANY PERSON OR ENTITY FROM THE USE OF THE INDICES OR DATA INCLUDED THEREIN; AND

     - THE MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE FOR USE WITH RESPECT TO THE INDICES OR ANY DATA INCLUDED THEREIN.

FURTHER, NONE OF THE INDEX PUBLISHERS:

     - RECOMMEND THAT ANY PERSON INVEST IN THE FUNDS OR ANY OTHER SECURITIES;

     - HAVE ANY RESPONSIBILITY OR LIABILITY FOR OR MAKE ANY DECISIONS ABOUT THE TIMING, AMOUNT OR PRICING OF THE FUNDS;

     - HAVE ANY RESPONSIBILITY OR LIABILITY FOR THE ADMINISTRATION, MANAGEMENT OR MARKETING OF THE FUNDS;

     - CONSIDER THE NEEDS OF THE FUNDS OR THE INVESTORS IN THE FUNDS IN DETERMINING, COMPOSING OR CALCULATING THE INDEXES OR HAS ANY OBLIGATION TO DO SO;

     - WILL HAVE ANY LIABILITY IN CONNECTION WITH THE FUNDS OR FOR ANY ERRORS, OMISSIONS OR INTERRUPTIONS IN CONNECTION WITH THE INDEXES OR THE RELATED DATA;

     - WILL BE LIABLE FOR ANY LOST PROFITS OR INDIRECT PUNITIVE, SPECIAL OR CONSEQUENTIAL DAMAGES OR LOSSES, EVEN IF SUCH INDEX PUBLISHER KNOWS THAT THEY MIGHT OCCUR.

"STANDARD & POOR'S(R)," "S&P(R)," "S&P 500(R)," "STANDARD & POOR'S 500," "500,"
"STANDARD & POOR'S MIDCAP 400," "S&P MIDCAP 400," "STANDARD & POOR'S SMALLCAP 600," AND "S&P SMALLCAP 600" ARE TRADEMARKS OF THE MCGRAW-HILL COMPANIES, INC. AND HAVE BEEN LICENSED FOR USE BY RYDEX INVESTMENTS. THE RYDEX FUNDS ARE NOT SPONSORED, ENDORSED, SOLD OR PROMOTED BY STANDARD & POOR'S AND STANDARD & POOR'S MAKES NO REPRESENTATION REGARDING THE ADVISABILITY OF INVESTING IN THE RYDEX FUNDS.

MORE INFORMATION ABOUT THE INDEX PUBLISHERS IS LOCATED IN THE SAI.

                                       BC

Additional information about the Funds is included in the SAI dated May 1, 2005, which contains more detailed information about the Funds. The SAI has been filed with the SEC and is incorporated by reference into this Prospectus and, therefore, legally forms a part of this Prospectus. The SEC maintains the EDGAR database on its web site ("http://www.sec.gov") that contains the SAI, material incorporated by reference, and other information regarding registrants that file electronically with the SEC. You may also review and copy documents at the SEC Public Reference Room in Washington, D.C. (for information on the operation of the Public Reference Room, call 202.942.8090). You may request documents by mail from the SEC, upon payment of a duplication fee, by writing to: Securities and Exchange Commission, Public Reference Section, Washington, D.C. 20549-0102. You may also obtain this information, upon payment of a duplicating fee, by e-mailing the SEC at the following address: publicinfo@sec.gov.

You may obtain a copy of the SAI or the annual or semi-annual reports, without charge by calling 800.820.0888 or by writing to Rydex Variable Trust, at 9601 Blackwell Road, Suite 500, Rockville, Maryland 20850. Additional information about the Funds' investments is available in the annual and semi-annual reports. Also, in the Funds' annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Funds' performance during its last fiscal year. Because shares of the Funds are available exclusively for variable annuity and variable life insurance products, the Trust does not provide its SAI and shareholder reports on its web site.

NO ONE HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY
REPRESENTATIONS NOT CONTAINED IN THIS PROSPECTUS OR IN THE TRUST'S SAI IN CONNECTION WITH THE OFFERING OF FUND SHARES. DO NOT RELY ON ANY SUCH INFORMATION OR REPRESENTATIONS AS HAVING BEEN AUTHORIZED BY THE TRUST OR RYDEX INVESTMENTS. THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFERING BY THE TRUST IN ANY JURISDICTION WHERE SUCH AN OFFERING IS NOT LAWFUL.

The Trust's SEC registration number is 811-08821.

A FAMILY OF FUNDS DESIGNED EXCLUSIVELY FOR FINANCIAL PROFESSIONALS AND SOPHISTICATED INVESTORS


[RYDEXINVESTMENTS ESSENTIAL FOR MODERN MARKETS(TM) LOGO]

9601 BLACKWELL ROAD
SUITE 500
ROCKVILLE, MD 20850
800.820.0888
WWW.RYDEXINVESTMENTS.COM                                             RVTP-1-5/05

THE RYDEX VARIABLE TRUST

PROSPECTUS
MAY 1, 2005


BENCHMARK FUNDS
NOVA
URSA
OTC

U.S. GOVERNMENT BOND

SECTOR FUND
PRECIOUS METALS



THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THE TRUST'S SHARES OR PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

[RYDEXINVESTMENTS ESSENTIAL FOR MODERN MARKETS(TM) LOGO]

RYDEX VARIABLE TRUST

9601 Blackwell Road, Suite 500
Rockville, Maryland 20850

800.820.0888
301.296.5100

BENCHMARK FUNDS


SECTOR FUND


Rydex Variable Trust (the "Trust") is a mutual fund complex offering professionally managed investment portfolios (the "Funds") which are grouped into the following categories:


BENCHMARK FUNDS - Nova Fund, Ursa Fund, OTC Fund and U.S. Government Bond Fund

SECTOR FUND - Precious Metals Fund

Shares of the Funds are available exclusively for variable annuity and variable life insurance products. Variable life and variable annuity contract owners should also review the variable insurance contract prospectus prepared by their insurance company. Information about any variable insurance contract fees is included in the variable insurance contract prospectus.


RISKS OF INVESTING IN THE FUNDS

The value of the Funds may fluctuate. In addition, Fund shares:

- MAY DECLINE IN VALUE AND YOU MAY LOSE MONEY
- ARE NOT FEDERALLY INSURED
- ARE NOT GUARANTEED BY ANY GOVERNMENT AGENCY
- ARE NOT BANK DEPOSITS
- ARE NOT GUARANTEED TO ACHIEVE THEIR OBJECTIVES

     TABLE OF CONTENTS


     BENCHMARK FUNDS
5    COMMON RISK/RETURN INFORMATION
6    NOVA FUND
8    URSA FUND
10   OTC FUND
12   U.S. GOVERNMENT BOND FUND

     SECTOR FUND
14   PRECIOUS METALS FUND

16   MORE INFORMATION ABOUT FUND INVESTMENTS AND RISK

19   PURCHASING AND REDEEMING SHARES

20   DIVIDENDS, DISTRIBUTIONS, AND TAXES

20   MANAGEMENT OF THE FUNDS

22   FINANCIAL HIGHLIGHTS

27   BENCHMARK INFORMATION

BC   ADDITIONAL INFORMATION

This page intentionally left blank.

RYDEX BENCHMARK FUNDS


NOVA FUND

URSA FUND

OTC FUND

U.S. GOVERNMENT BOND FUND


COMMON RISK/RETURN INFORMATION

INVESTMENT OBJECTIVES

Each Benchmark Fund seeks to provide investment results that either match or correlate to the performance of a specific benchmark.

PRINCIPAL RISKS

MARKET RISK - The Funds' value may fluctuate from day to day. Due to market conditions, Fund shares may decline in value causing you to lose money.

DERIVATIVES RISK - The Funds' use of derivatives such as futures, options and swap agreements to pursue their investment objectives may expose the Funds to additional risks that they would not be subject to if they invested directly in the securities underlying those derivatives. These risks may cause the Funds to experience higher losses than funds that do not use derivatives.


TRACKING ERROR RISK - The Advisor may not be able to cause a Fund's performance to match or exceed that of the Fund's benchmark, either on a daily or aggregate basis. In addition, because each Fund is tracking the performance of its benchmark on a daily basis, mathematical compounding may prevent a Fund from correlating with the monthly, quarterly, annual or other period performance of its benchmark. Tracking error may cause a Fund's performance to be less than you expect.


ACTIVE TRADING RISK - A significant portion of the assets of the Funds come from investors who take part in certain strategic and tactical asset allocation programs. The Funds anticipate that investors who take part in these programs may frequently redeem or exchange shares of the Funds, which may cause the Funds to experience high portfolio turnover. Higher portfolio turnover may result in the Funds paying higher levels of transaction costs and generating greater tax liabilities for shareholders. In addition, large movements of assets into and out of the Funds may negatively impact a Fund's ability to achieve its investment objective.

NON-DIVERSIFICATION RISK - Each Fund is considered non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single security could cause greater fluctuations in the value of Fund shares than would occur in a more diversified fund.

SWAP COUNTERPARTY CREDIT RISK - The Funds are subject to credit risk on the amount they expect to receive from swap agreement counterparties. If a swap counterparty defaults on its payment obligations to a Fund, this default will cause the value of your investment in the Fund to decrease.

EARLY CLOSING RISK - The Funds are subject to the risk that unanticipated early closings of securities exchanges will result in the Funds being unable to sell or buy securities on that day. If an exchange closes early on a day when a Fund needs to execute a high volume of securities trades late in a trading day, the Fund might incur substantial trading losses.

NOVA FUND
FUND INFORMATION

FUND OBJECTIVE

The Nova Fund seeks to provide investment results that match the performance of a specific benchmark on a daily basis. The Fund's current benchmark is 150% of the performance of the S&P 500(R) Index (the "underlying index").

If the Fund meets its objective, the value of the Fund's shares will tend to increase on a daily basis by 150% of the value of any increase in the underlying index. When the value of the underlying index declines, the value of the Fund's shares should also decrease on a daily basis by 150% of the value of any decrease in the underlying index (e.g., if the underlying index goes down by 5%, the value of the Fund's shares should go down by 7.5% on that day).

PRINCIPAL INVESTMENT STRATEGY

Unlike a traditional index fund, as its primary investment strategy, the Fund invests to a significant extent in leveraged instruments, such as futures contracts and options on securities, futures contracts, and stock indices, as well as equity securities and may enter into swap agreements. Futures and options contracts enable the Fund to pursue its objective without investing directly in the securities included in the underlying index, or in the same proportion that those securities are represented in the underlying index. On a day-to-day basis, to collateralize these futures and options contracts, the Fund holds U.S. Government securities or cash equivalents.

PRINCIPAL RISKS

In addition to the risks common to investing in any Benchmark Fund, the Nova Fund is subject to a number of other risks that may affect the value of its shares, including:

EQUITY RISK - The equity markets are volatile, and the value of the Fund's equity securities and equity derivatives, such as futures and options contracts, may fluctuate significantly from day to day. This volatility may cause the value of your investment in the Fund to decrease.

LEVERAGING RISK - The more the Fund invests in leveraged instruments, the more this leverage will magnify any losses on those investments. Leverage will also have the effect of magnifying tracking error risk.

FUND PERFORMANCE AND FEE INFORMATION

PERFORMANCE

The bar chart and table below show the performance of the Nova Fund both year by year and as an average over different periods of time. For investment activity prior to November 1998, the Fund's performance reflected insurance-related charges that had the effect of reducing returns. Subsequent periods do not reflect insurance charges which, if reflected, would similarly have the effect of reducing returns. The variability of performance over time provides an indication of the risks of investing in the Fund. Of course, this past performance does not necessarily indicate how the Fund will perform in the future.

[CHART]

1998      30.06%
1999      23.28%
2000     -20.30%
2001     -23.58%
2002     -35.72%
2003      39.19%
2004      14.62%

DURING THE PERIOD SHOWN IN THE BAR CHART, THE HIGHEST RETURN FOR A QUARTER WAS 31.57% (QUARTER ENDED DECEMBER 31, 1998) AND THE LOWEST RETURN FOR A QUARTER WAS -26.76% (QUARTER ENDED SEPTEMBER 30, 2002).

AVERAGE ANNUAL TOTAL RETURN (FOR PERIODS ENDING DECEMBER 31, 2004)(1)

                                                 NOVA FUND      S&P 500 INDEX(2)
--------------------------------------------------------------------------------
PAST ONE YEAR                                      14.62%            10.89%
PAST FIVE YEARS                                    -8.98%            -2.30%
SINCE INCEPTION (05/07/97)                          2.66%             6.91%

(1) THESE FIGURES ASSUME THE REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS.
(2) THE S&P 500(R) INDEX IS AN UNMANAGED CAPITALIZATION-WEIGHTED INDEX COMPOSED OF 500 COMMON STOCKS, WHICH ARE CHOSEN BY THE STANDARD & POOR'S CORPORATION (S&P) ON A STATISTICAL BASIS. RETURNS REFLECT NO DEDUCTION FOR FEES, EXPENSES OR TAXES.

FEES AND EXPENSES OF THE FUND

This table and example are designed to assist you in understanding the fees and expenses that you may pay as an investor in the shares.

OWNERS OF VARIABLE ANNUITY AND INSURANCE CONTRACTS THAT INVEST IN THE FUND SHOULD REFER TO THE VARIABLE INSURANCE CONTRACT PROSPECTUS FOR A DESCRIPTION OF FEES AND EXPENSES, AS THE TABLE AND EXAMPLE DO NOT REFLECT DEDUCTIONS AT THE SEPARATE ACCOUNT LEVEL OR CONTRACT LEVEL FOR ANY CHARGES THAT MAY BE INCURRED UNDER A CONTRACT. IF THE TABLE AND EXAMPLE WERE TO REFLECT THE DEDUCTION OF INSURANCE CHARGES, FEES AND EXPENSES WOULD BE HIGHER.

SHAREHOLDER FEES                                                                    NONE
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
  MANAGEMENT FEES                                                                   0.75%
  DISTRIBUTION (12b-1) FEES                                                         NONE
  OTHER EXPENSES                                                                    0.71%
TOTAL ANNUAL FUND OPERATING EXPENSES                                                1.46%

EXAMPLE

This Example is intended to help you compare the cost of investing in the shares of the Nova Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

         1 YEAR         3 YEARS         5 YEARS            10 YEARS
-------------------------------------------------------------------
         $ 153           $ 476           $ 822             $ 1,796

URSA FUND
FUND INFORMATION

FUND OBJECTIVE

The Ursa Fund seeks to provide investment results that will inversely correlate to the performance of the S&P 500(R) Index (the "underlying index").

If the Fund meets its objective, the value of the Fund's shares will tend to increase during times when the value of the underlying index is decreasing. When the value of the underlying index is increasing, however, the value of the Fund's shares should decrease on a daily basis by an inversely proportionate amount (e.g., if the underlying index goes up by 5%, the value of the Fund's shares should go down by 5% on that day).

PRINCIPAL INVESTMENT STRATEGY

Unlike a traditional index fund, the Ursa Fund's benchmark is to perform exactly opposite the underlying index, and the Ursa Fund will not own the securities included in the underlying index. Instead, as its primary investment strategy, the Ursa Fund invests to a significant extent in short sales of securities or futures contracts and in options on securities, futures contracts, and stock indices and may enter into swap agreements. On a day-to-day basis, the Ursa Fund holds U.S. Government securities or cash equivalents to collateralize these futures and options contracts.

PRINCIPAL RISKS

In addition to the risks common to investing in any Benchmark Fund, the Ursa Fund is subject to a number of other risks that may affect the value of its shares, including:

EQUITY RISK - The equity markets are volatile, and the value of the Fund's equity securities and equity derivatives, such as futures and options contracts, may fluctuate significantly from day to day. This volatility may cause the value of your investment in the Fund to decrease.

SHORT SALES RISK - Short sales are transactions in which a Fund sells a security it does not own. If the security the Fund sold short goes down in price between the time the Fund sells the security and closes its short position, the Fund will realize a gain on the transaction. Conversely, if the security goes up in price during the period, the Fund will realize a loss on the transaction. The risk of such price increases is the principal risk of engaging in short sales. The Fund may also be subject to expenses related to short sales such as borrowing and margin account maintenance costs, which may negatively impact the performance of the Fund.

FUND PERFORMANCE AND FEE INFORMATION

PERFORMANCE

The bar chart and table below show the performance of the Ursa Fund both year by year and as an average over different periods of time. For investment activity prior to November 1998, the Fund's performance reflected insurance-related charges that had the effect of reducing returns. Subsequent periods do not reflect insurance charges which, if reflected, would similarly have the effect of reducing returns. The variability of performance over time provides an indication of the risks of investing in the Fund. Of course, this past performance does not necessarily indicate how the Fund will perform in the future.

[CHART]

1998     -21.93%
1999     -15.06%
2000      16.05%
2001      14.99%
2002      21.64%
2003     -23.78%
2004     -10.05%

DURING THE PERIOD SHOWN IN THE BAR CHART, THE HIGHEST RETURN FOR A QUARTER WAS 17.71% (QUARTER ENDED SEPTEMBER 30, 2002) AND THE LOWEST RETURN FOR A QUARTER WAS -16.89% (QUARTER ENDED DECEMBER 31, 1998).

AVERAGE ANNUAL TOTAL RETURN (FOR PERIODS ENDING DECEMBER 31, 2004)(1)

                                                 URSA FUND       S&P 500 INDEX(2)
---------------------------------------------------------------------------------
PAST ONE YEAR                                     -10.05%            10.89%
PAST FIVE YEARS                                     2.16%            -2.30%
SINCE INCEPTION (06/09/97)(3)                      -5.80%             6.17%

(1) THESE FIGURES ASSUME THE REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS.
(2) THE S&P 500(R) INDEX IS AN UNMANAGED CAPITALIZATION-WEIGHTED INDEX COMPOSED OF 500 COMMON STOCKS, WHICH ARE CHOSEN BY THE STANDARD & POOR'S CORPORATION (S&P) ON A STATISTICAL BASIS. RETURNS REFLECT NO DEDUCTION FOR FEES, EXPENSES OR TAXES.
(3) THE FUND COMMENCED CONTINUOUS OPERATIONS ON JUNE 10, 1997. PRIOR TO THAT TIME, DUE TO THE NATURE OF THE FUND'S INVESTMENT ACTIVITY, THE FUND EXPERIENCED PERIODS WITH ZERO NET ASSETS. PERIODS OF OPERATION INCLUDING RETURNS FOR EACH DISCRETE PERIOD, WERE AS FOLLOWS: MAY 7, 1997 TO MAY 21, 1997, - 3.70%; AND MAY 24, 1997 TO JUNE 3, 1997, 0.10%.

FEES AND EXPENSES OF THE FUND

This table and example are designed to assist you in understanding the fees and expenses that you may pay as an investor in the shares.

OWNERS OF VARIABLE ANNUITY AND INSURANCE CONTRACTS THAT INVEST IN THE FUND SHOULD REFER TO THE VARIABLE INSURANCE CONTRACT PROSPECTUS FOR A DESCRIPTION OF FEES AND EXPENSES, AS THE TABLE AND EXAMPLE DO NOT REFLECT DEDUCTIONS AT THE SEPARATE ACCOUNT LEVEL OR CONTRACT LEVEL FOR ANY CHARGES THAT MAY BE INCURRED UNDER A CONTRACT. IF THE TABLE AND EXAMPLE WERE TO REFLECT THE DEDUCTION OF INSURANCE CHARGES, FEES AND EXPENSES WOULD BE HIGHER.

SHAREHOLDER FEES                                                                    NONE
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
  MANAGEMENT FEES                                                                   0.90%
  DISTRIBUTION (12b-1) FEES                                                         NONE
  OTHER EXPENSES                                                                    0.72%
TOTAL ANNUAL FUND OPERATING EXPENSES                                                1.62%

EXAMPLE

This Example is intended to help you compare the cost of investing in the shares of the Ursa Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

            1 YEAR           3 YEARS          5 YEARS         10 YEARS
----------------------------------------------------------------------
            $ 170             $ 527            $ 909          $ 1,977

OTC FUND
FUND INFORMATION

FUND OBJECTIVE

The OTC Fund seeks to provide investment results that correspond to a benchmark for over-the-counter securities. The Fund's current benchmark is the Nasdaq 100 Index(R) (the "underlying index").

If the Fund meets its objective, the value of the Fund's shares should increase on a daily basis by the amount of any increase in the value of the underlying index. However, when the value of the underlying index declines, the value of the Fund's shares should also decrease on a daily basis by the amount of the decrease in value of the underlying index.

PRINCIPAL INVESTMENT STRATEGY

The Fund invests principally in securities of companies included in the underlying index. It also may invest in other instruments whose performance is expected to correspond to that of the underlying index, and may engage in futures and options transactions and enter into swap agreements. The Fund may also purchase U.S. Government securities.

PRINCIPAL RISKS

In addition to the risks common to investing in any Benchmark Fund, the OTC Fund is subject to a number of other risks that may affect the value of its shares, including:

EQUITY RISK - The equity markets are volatile, and the value of the Fund's equity securities and equity derivatives, such as futures and options contracts, may fluctuate significantly from day to day. This volatility may cause the value of your investment in the Fund to decrease.

CONCENTRATION RISK - To the extent that the underlying index is currently concentrated in issuers conducting business in the technology sector, the Fund's investments in those issuers are subject to legislative or regulatory changes, adverse market conditions and/or increased competition affecting that economic sector. The prices of the securities of technology companies may fluctuate widely due to competitive pressures, increased sensitivity to short product cycles and aggressive pricing, problems relating to bringing their products to market, very high price/earnings ratios, and high personnel turnover due to severe labor shortages for skilled technology professionals.

FUND PERFORMANCE AND FEE INFORMATION

PERFORMANCE

The bar chart and table below show the performance of the OTC Fund both year by year and as an average over different periods of time. For investment activity prior to November 1998, the Fund's performance reflected insurance-related charges that had the effect of reducing returns. Subsequent periods do not reflect insurance charges which, if reflected, would similarly have the effect of reducing returns. The variability of performance over time provides an indication of the risks of investing in the Fund. Of course, this past performance does not necessarily indicate how the Fund will perform in the future.

[CHART]

1998      83.76%
1999     101.32%
2000     -38.19%
2001     -35.17%
2002     -38.85%
2003      45.41%
2004       9.35%

DURING THE PERIOD SHOWN IN THE BAR CHART, THE HIGHEST RETURN FOR A QUARTER WAS 53.10% (QUARTER ENDED DECEMBER 31, 1999) AND THE LOWEST RETURN FOR A QUARTER WAS -37.14% (QUARTER ENDED SEPTEMBER 30, 2001).

AVERAGE ANNUAL TOTAL RETURN (FOR PERIODS ENDING DECEMBER 31, 2004)(1)

                                                OTC FUND     NASDAQ 100 INDEX(2)
--------------------------------------------------------------------------------
PAST ONE YEAR                                      9.35%            10.43%
PAST FIVE YEARS                                  -17.18%           -15.25%
SINCE INCEPTION (05/07/97)                         5.76%             7.85%

(1) THESE FIGURES ASSUME THE REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS.
(2) THE NASDAQ 100 INDEX(R) IS AN UNMANAGED MODIFIED CAPITALIZATION-WEIGHTED INDEX COMPOSED OF 100 OF THE LARGEST NON-FINANCIAL COMPANIES LISTED ON THE NASDAQ STOCK MARKET, INC. ("NASDAQ"). RETURNS REFLECT NO DEDUCTIONS FOR FEES, EXPENSES OR TAXES.

FEES AND EXPENSES OF THE FUND

This table and example are designed to assist you in understanding the fees and expenses that you may pay as an investor in the shares.

OWNERS OF VARIABLE ANNUITY AND INSURANCE CONTRACTS THAT INVEST IN THE FUND SHOULD REFER TO THE VARIABLE INSURANCE CONTRACT PROSPECTUS FOR A DESCRIPTION OF FEES AND EXPENSES, AS THE TABLE AND EXAMPLE DO NOT REFLECT DEDUCTIONS AT THE SEPARATE ACCOUNT LEVEL OR CONTRACT LEVEL FOR ANY CHARGES THAT MAY BE INCURRED UNDER A CONTRACT. IF THE TABLE AND EXAMPLE WERE TO REFLECT THE DEDUCTION OF INSURANCE CHARGES, FEES AND EXPENSES WOULD BE HIGHER.

SHAREHOLDER FEES                                                                    NONE
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
  MANAGEMENT FEES                                                                   0.75%
  DISTRIBUTION (12b-1) FEES                                                         NONE
  OTHER EXPENSES                                                                    0.72%
TOTAL ANNUAL FUND OPERATING EXPENSES                                                1.47%

EXAMPLE

This Example is intended to help you compare the cost of investing in the shares of the OTC Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

            1 YEAR         3 YEARS           5 YEARS          10 YEARS
----------------------------------------------------------------------
            $ 154           $ 479             $ 827           $ 1,807

U.S. GOVERNMENT BOND FUND

FUND INFORMATION

FUND OBJECTIVE

The U.S. Government Bond Fund seeks to provide investment results that correspond to a benchmark for U.S. Government securities. The Fund's current benchmark is 120% of the price movement of the Long Treasury Bond. The Long Treasury Bond is the U.S. Treasury bond with the longest maturity, which is currently 30 years. The price movement of the Long Treasury Bond is based on the daily price change of the most recently issued Long Treasury Bond.

If the Fund meets its objective, the value of the Fund's shares should increase on a daily basis by 120% of any price increase by the Long Treasury Bond. In contrast, when the price of the Long Treasury Bond declines, the value of the Fund's shares should decline on a daily basis by 120% of any price decline of the Long Treasury Bond (e.g., if the Long Treasury Bond goes down by 5%, the value of the Fund's shares should go down by 6% on that day).

PRINCIPAL INVESTMENT STRATEGY

The Fund invests principally in U.S. Government securities and in leveraged instruments, such as certain futures and options contracts. Some of the Fund's U.S. Government securities, or cash equivalents, will be used to collateralize these futures and options. Futures and options contracts, if used properly, may enable the Fund to meet its objective by increasing the Fund's exposure to the securities included in its benchmark. In addition, the Fund may enter into transactions involving zero coupon U.S. Treasury bonds.

PRINCIPAL RISKS

In addition to the risks common to investing in any Benchmark Fund, the U.S. Government Bond Fund is subject to a number of other risks that may affect the value of its shares, including:

FIXED INCOME RISK - The Fund's fixed income investments will change in value in response to interest rate changes and other factors. In addition, the value of securities with longer maturities will fluctuate more in response to interest rate changes.

LEVERAGING RISK - The more the Fund invests in leveraged instruments, the more this leverage will magnify any losses on those investments. Leverage will also have the effect of magnifying tracking error risk.

FUND PERFORMANCE AND FEE INFORMATION

PERFORMANCE

The bar chart and table below show the performance of the U.S. Government Bond Fund both year by year and as an average over different periods of time. For investment activity prior to November 1998, the Fund's performance reflected insurance-related charges that had the effect of reducing returns. Subsequent periods do not reflect insurance charges which, if reflected, would similarly have the effect of reducing returns. The variability of performance over time provides an indication of the risks of investing in the Fund. Of course, this past performance does not necessarily indicate how the Fund will perform in the future.

[CHART]

1998      12.86%
1999     -20.45%
2000      20.16%
2001       0.08%
2002      18.62%
2003      -0.64%
2004       8.42%

DURING THE PERIOD SHOWN IN THE BAR CHART, THE HIGHEST RETURN FOR A QUARTER WAS 17.53% (QUARTER ENDED SEPTEMBER 30, 2002) AND THE LOWEST RETURN FOR A QUARTER WAS -9.57% (QUARTER ENDED MARCH 31, 1999).

AVERAGE ANNUAL TOTAL RETURN (FOR PERIODS ENDING DECEMBER 31, 2004)(1)

                                    U.S. GOVERNMENT            LEHMAN LONG
                                       BOND FUND          TREASURY BOND INDEX(2)
--------------------------------------------------------------------------------
PAST ONE YEAR                            8.42%                    7.70%
PAST FIVE YEARS                          8.98%                   10.07%
SINCE INCEPTION (08/18/97)(3)            5.80%                    8.45%

(1) THESE FIGURES ASSUME THE REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS.
(2) THE LEHMAN LONG TREASURY BOND INDEX IS AN UNMANAGED INDEX THAT IS A WIDELY RECOGNIZED INDICATOR OF U.S. GOVERNMENT BOND PERFORMANCE. RETURNS REFLECT NO DEDUCTION FOR FEES, EXPENSES OR TAXES.
(3) THE FUND COMMENCED CONTINUOUS OPERATIONS ON AUGUST 18, 1997. PRIOR TO THAT TIME, DUE TO THE NATURE OF THE FUND'S INVESTMENT ACTIVITY, THE FUND EXPERIENCED PERIODS WITH ZERO NET ASSETS. PERIODS OF OPERATION, INCLUDING RETURNS FOR EACH DISCRETE PERIOD, WERE AS FOLLOWS: MAY 29, 1997 TO JUNE 5, 1997, 1.50%; JUNE 24, 1997 TO JULY 14, 1997, 2.20%; JULY 29, 1997 TO AUGUST
     12, 1997, -3.30%.

FEES AND EXPENSES OF THE FUND

This table and example are designed to assist you in understanding the fees and expenses that you may pay as an investor in the shares.

OWNERS OF VARIABLE ANNUITY AND INSURANCE CONTRACTS THAT INVEST IN THE FUND SHOULD REFER TO THE VARIABLE INSURANCE CONTRACT PROSPECTUS FOR A DESCRIPTION OF FEES AND EXPENSES, AS THE TABLE AND EXAMPLE DO NOT REFLECT DEDUCTIONS AT THE SEPARATE ACCOUNT LEVEL OR CONTRACT LEVEL FOR ANY CHARGES THAT MAY BE INCURRED UNDER A CONTRACT. IF THE TABLE AND EXAMPLE WERE TO REFLECT THE DEDUCTION OF INSURANCE CHARGES, FEES AND EXPENSES WOULD BE HIGHER.

SHAREHOLDER FEES                                                                    NONE
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
  MANAGEMENT FEES                                                                   0.50%
  DISTRIBUTION (12b-1) FEES                                                         NONE
  OTHER EXPENSES                                                                    0.71%
TOTAL ANNUAL FUND OPERATING EXPENSES                                                1.21%

EXAMPLE

This Example is intended to help you compare the cost of investing in the shares of the U.S. Government Bond Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:


          1 YEAR           3 YEARS           5 YEARS          10 YEARS
----------------------------------------------------------------------
          $ 127             $ 396             $ 684            $ 1,506

PRECIOUS METALS FUND

FUND INFORMATION

FUND OBJECTIVE

The Precious Metals Fund seeks to provide capital appreciation by investing in U.S. and foreign companies that are involved in the precious metals sector, including exploration, mining, production and development, and other precious metals-related services ("Precious Metals Companies").

PRINCIPAL INVESTMENT STRATEGY

The Fund invests substantially all of its assets in equity securities of Precious Metals Companies that are traded in the United States and foreign countries. Precious metals include gold, silver, platinum and other precious metals. Precious Metals Companies include precious metal manufacturers; distributors of precious metal products, such as jewelry, metal foil or bullion; mining and geological exploration companies; and companies which provide services to Precious Metals Companies. The Fund may also engage in futures and options transactions, and purchase ADRs and U.S. Government securities.

PRINCIPAL RISKS


The Precious Metals Fund is subject to a number of other risks that may affect the value of its shares, including:

MARKET RISK - The Fund's value may fluctuate from day to day. Due to market conditions, Fund shares may decline in value causing you to lose money.

EQUITY RISK - The equity markets are volatile, and the value of the Fund's equity securities and equity derivatives, such as futures and options contracts, may fluctuate significantly from day to day. This volatility may cause the value of your investment in the Fund to decrease.

DERIVATIVES RISK - The Fund's use of derivatives such as futures, options and swap agreements to pursue their investment objectives may expose the Fund to additional risks that it would not be subject to if it invested directly in the securities underlying those derivatives. These risks may cause the Fund to experience higher losses than funds that do not use derivatives.

NON-DIVERSIFICATION RISK - The Fund is considered non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single security could cause greater fluctuations in the value of Fund shares than would occur in a more diversified fund.

ACTIVE TRADING RISK - A significant portion of the assets of the Fund come from investors who take part in certain strategic and tactical asset allocation programs. The Fund anticipates that investors who take part in these programs may frequently redeem or exchange shares of the Fund, which may cause the Fund to experience high portfolio turnover. Higher portfolio turnover may result in the Fund paying higher levels of transaction costs and generating greater tax liabilities for shareholders. In addition, large movements of assets into and out of the Fund may negatively impact the Fund's ability to achieve its investment objective.

SMALL AND MEDIUM ISSUER RISK - Small and medium capitalization companies may be more vulnerable than larger, more established organizations to adverse business or economic developments. In particular, small capitalization companies may have limited product lines, markets, and financial resources and may be dependent upon a relatively small management group. These securities may be listed on an exchange or trade over-the-counter and may or may not pay dividends.


PRECIOUS METALS SECTOR CONCENTRATION RISK - The risk that the relatively few securities of issuers in the mining industry that the Fund purchases will underperform the market as a whole. To the extent that the Fund's investments are concentrated in issuers conducting business in the same industry, the Fund is subject to legislative or regulatory changes, adverse market conditions and/or increased competition affecting that industry, as well as to the volatility of global prices for precious metals. The prices of precious metals may fluctuate widely due to changes in inflation or inflation expectations, currency fluctuations, speculation, worldwide demand and political developments in precious metals producing countries.

FOREIGN INVESTMENT RISK - Investments in securities of foreign companies can be more volatile than investments in U.S. companies. Diplomatic, political, or economic developments could affect investment in foreign countries. Foreign companies generally are not subject to uniform accounting, auditing, and financial reporting standards comparable to those applicable to U.S. domestic companies. The value of securities denominated in foreign currencies can change when foreign currencies strengthen or weaken relative to the U.S. dollar. These currency movements may negatively impact the value of a Fund security even when there is no change in the value of the security in the issuer's home country. Under normal circumstances, the Fund does not plan to hedge against the risk of currency exchange rate fluctuations.

EARLY CLOSING RISK - The Fund is subject to the risk that unanticipated early closings of securities exchanges will result in the Fund being unable to sell or buy securities on that day. If an exchange closes early on a day when the Fund needs to execute a high volume of securities trades late in a trading day, the Fund might incur substantial trading losses.

FUND PERFORMANCE AND FEE INFORMATION

PERFORMANCE

The bar chart and table below show the performance of the Precious Metals Fund both year by year and as an average over different periods of time. For investment activity prior to November 1998, the Fund's performance reflected insurance-related charges that had the effect of reducing returns. Subsequent periods do not reflect insurance charges which, if reflected, would similarly have the effect of reducing returns. The variability of performance over time provides an indication of the risks of investing in the Fund. Of course, this past performance does not necessarily indicate how the Fund will perform in the future. Prior to October 1, 1999, the Precious Metals Fund's objective was to provide investment results that corresponded to a benchmark for precious metals-related securities.

[CHART]

1998     -17.24%
1999      -3.58%
2000     -20.63%
2001      12.99%
2002      45.59%
2003      40.90%
2004     -14.21%

DURING THE PERIOD SHOWN IN THE BAR CHART, THE HIGHEST RETURN FOR A QUARTER WAS 31.42% (QUARTER ENDED MARCH 31, 2002 AND THE LOWEST RETURN FOR A QUARTER WAS -20.72% (QUARTER ENDED JUNE 30, 2004).

AVERAGE ANNUAL TOTAL RETURN (FOR PERIODS ENDING DECEMBER 31, 2004)(1)

                                     PRECIOUS METALS FUND       S&P 500 INDEX(2)
--------------------------------------------------------------------------------
PAST ONE YEAR                               -14.21%                  10.89%
PAST FIVE YEARS                               9.56%                  -2.30%
SINCE INCEPTION (05/29/97)                   -1.61%                   6.46%

(1) THESE FIGURES ASSUME THE REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS.
(2) THE S&P 500(R) INDEX IS AN UNMANAGED CAPITALIZATION-WEIGHTED INDEX COMPOSED OF 500 COMMON STOCKS, WHICH ARE CHOSEN BY THE STANDARD & POOR'S CORPORATION (S&P) ON A STATISTICAL BASIS. RETURNS REFLECT NO DEDUCTION FOR FEES, EXPENSES OR TAXES.

FEES AND EXPENSES OF THE FUND

This table and example are designed to assist you in understanding the fees and expenses that you may pay as an investor in the shares.

OWNERS OF VARIABLE ANNUITY AND INSURANCE CONTRACTS THAT INVEST IN THE FUND SHOULD REFER TO THE VARIABLE INSURANCE CONTRACT PROSPECTUS FOR A DESCRIPTION OF FEES AND EXPENSES, AS THE TABLE AND EXAMPLE DO NOT REFLECT DEDUCTIONS AT THE SEPARATE ACCOUNT LEVEL OR CONTRACT LEVEL FOR ANY CHARGES THAT MAY BE INCURRED UNDER A CONTRACT. IF THE TABLE AND EXAMPLE WERE TO REFLECT THE DEDUCTION OF INSURANCE CHARGES, FEES AND EXPENSES WOULD BE HIGHER.

SHAREHOLDER FEES                                                                    NONE
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
  MANAGEMENT FEES                                                                   0.75%
  DISTRIBUTION (12b-1) FEES                                                         NONE
  OTHER EXPENSES                                                                    0.71%
TOTAL ANNUAL FUND OPERATING EXPENSES                                                1.46%

EXAMPLE

This Example is intended to help you compare the cost of investing in the shares of the Precious Metals Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:


          1 YEAR          3 YEARS           5 YEARS           10 YEARS
----------------------------------------------------------------------
          $ 153            $ 476             $ 822            $ 1,796

MORE INFORMATION ABOUT FUND
INVESTMENTS AND RISK

THE BENCHMARK FUNDS' INVESTMENT OBJECTIVES


The Benchmark Funds' objective is to provide investment results that match the performance of a specific benchmark on a daily basis. The investment objective of each Fund is non-fundamental and may be changed without shareholder approval.


The current benchmark used by each Fund is set forth below:


FUND                                   BENCHMARK
----------------------------------------------------------------------------------------------------
NOVA FUND                              150% OF THE PERFORMANCE OF THE S&P 500(R) INDEX

URSA FUND                              INVERSE (OPPOSITE) OF THE PERFORMANCE OF THE S&P 500(R) INDEX

OTC FUND                               THE NASDAQ 100 INDEX(R)

U.S. GOVERNMENT BOND FUND              120% OF THE PRICE MOVEMENT OF THE LONG TREASURY BOND



A BRIEF GUIDE TO THE BENCHMARKS.


THE S&P 500(R) INDEX. The S&P 500(R) Index is a capitalization-weighted index composed of 500 common stocks, which are chosen by the Standard & Poor's Corporation ("S&P") on a statistical basis.

THE NASDAQ 100 INDEX(R). The Nasdaq 100 Index(R) is a modified capitalization-weighted index composed of 100 of the largest non-financial companies listed on the Nasdaq Stock Market, Inc. ("Nasdaq").


THE LONG TREASURY BOND. The Long Treasury Bond is the current U.S. Treasury bond with the longest maturity. Currently, the longest maturity of a U.S. Treasury Bond is 30 years.

UNDERSTANDING COMPOUNDING & THE EFFECT OF LEVERAGE


It is important to understand the effects of compounding when investing in any mutual fund, especially funds which use leverage as part of their investment strategy. The following simple examples provide an illustration:

    EXAMPLE A: Assume you invest $100 in Fund A, a typical index fund that seeks to match the performance of its underlying index. If the index increases 10% on day one, the value of the your shares in Fund A would be expected to increase $10 (10% of $100) to $110. The next day, if the index decreases 10%, the value of your shares in Fund A would be expected to decrease $11 (10% of $110) to $99.

    EXAMPLE B: Assume you invested $100 in Fund B, a fund that seeks to return 150% of the performance of the same index. On day one, the value of your shares in Fund B would be expected to increase $15 (15% of $100) to $115. On day two, however, the value of your shares in the leveraged fund would be expected to decrease $17.25 (15% of $115) to $97.75.

Because of the effect of compounding, in each case the value of your investment declined even though the index went up 10% on day one and down 10% on day two. However, the effect of compounding was more pronounced when combined with leverage (Example B). In addition, because of the effect of compounding, the performance of a leveraged fund is more likely to match the performance of its underlying index on a daily basis than over an extended period of time.

ADVISOR'S INVESTMENT METHODOLOGY

Rydex Investments (the "Advisor"), develops and implements structured investment strategies designed to achieve each Fund's objective.

The Advisor uses quantitative methods to construct portfolios that correlate highly with their respective benchmarks. Statistical techniques are then used to determine the optimal mix of assets for each Fund. The Advisor places particular emphasis on controlling risk relative to each Fund's benchmark or market sector in order to maintain consistency and predictability.


The Advisor does not engage in temporary defensive investing, keeping each Fund fully invested in all market environments.

BENCHMARK FUNDS. The Advisor's primary objective for the Benchmark Funds is to correlate with the performance of the index underlying each Fund's benchmark. The following Benchmark Funds -- the Nova and U.S. Government Bond Funds -- are invested to achieve returns that exceed the returns of the indices underlying their benchmarks. These leveraged returns are achieved not by borrowing, but by the use of futures and other instruments that simulate leveraged returns without requiring a commitment of cash in excess of the Fund's assets. For the Ursa Fund the Advisor uses short selling techniques to produce returns that move inversely to the performance of its index.

SECTOR FUND. In managing the Precious Metals Fund, the Advisor's objective is to develop a liquid portfolio of stocks that effectively represents a particular economic segment of the market. Because appropriate published indices are not available for many of the Rydex Sector Funds, the Advisor has developed its own methodology to construct objective performance benchmarks. The Advisor first identifies the investment universe for each sector, which is defined as companies that derive at least 50% of their assets, gross income or net profits from business activity in the given sector. The Advisor then employs a quantitative model to screen companies based on criteria of capitalization, liquidity and correlation. The resulting portfolio is weighted by market capitalization with some modifications to ensure diversification. The Advisor closely monitors the efficacy of this methodology, and makes periodic changes in the composition of the Sector Funds to ensure that each Fund remains a valid representative of its sector.

OTHER INVESTMENT PRACTICES AND STRATEGIES

Please see the statement of additional information (the "SAI") for a more complete list of portfolio investment strategies, permitted investments and related risks.

RISKS OF INVESTING IN THE FUNDS

As indicated below, the Funds are subject to a number of risks that may affect the value of Fund shares.


EQUITY RISK (ALL FUNDS EXCEPT U.S. GOVERNMENT BOND FUND) - The Funds may invest in public and privately issued equity securities, including common and preferred stocks, warrants, and rights, as well as instruments that attempt to track the price movement of equity indices. Investments in equity securities and equity derivatives in general are subject to market risks that may cause their prices to fluctuate over time. The value of securities convertible into equity securities, such as warrants or convertible debt, is also affected by prevailing interest rates, the credit quality of the issuer and any call provision. Fluctuations in the value of equity securities in which the Funds invest will cause the net asset value of the Funds to fluctuate. Historically, the equity markets have moved in cycles, and the value of the Fund's equity securities and equity derivatives may fluctuate drastically from day to day. Because of their link to the equity markets and use of leverage, an investment in the Funds may be more suitable for long-term investors who can bear the risk of short-term principal fluctuations, which at times may be significant.

FIXED INCOME RISK (U.S. GOVERNMENT BOND FUND) - The market value of fixed income investments will change in response to interest rate changes and other factors. During periods of falling interest rates, the values of outstanding fixed income securities generally rise. Conversely, during periods of rising interest rates, the values of such securities generally decline. Moreover, while securities with longer maturities tend to produce higher yields, the prices of longer maturity securities are also subject to greater market fluctuations as a result of changes in interest rates.

NON-DIVERSIFICATION RISK (ALL FUNDS) - Since each Fund is non-diversified, each Fund may invest in the securities of a limited number of issuers. To the extent that a Fund invests a significant percentage of its assets in a limited number of issuers, the Fund is subject to the risks of investing in those few issuers, and may be more susceptible to a single adverse economic or regulatory occurrence.

INDUSTRY CONCENTRATION RISK (OTC AND PRECIOUS METAL FUNDS) - None of the Benchmark Funds will invest 25% or more of the value of a Fund's total assets in the securities of one or more issuers conducting their principal business activities in the same industry or group of industries; except that, to the extent the index underlying a Fund's benchmark is concentrated in a particular industry, a Fund will necessarily be concentrated in that industry. Currently, the index underlying the OTC Fund's benchmark -- the Nasdaq 100 Index(R) -- is concentrated in technology companies. The Sector Funds invest in the securities of a limited number of issuers conducting business in a specific market sector and therefore may be concentrated in an industry or group of industries within a sector. The risk of concentrating Fund investments in a limited number of issuers conducting business in the same industry or group of industries is that a Fund will be more susceptible to the risks that are associated with that industry or group of industries than a fund that does not concentrate its investments.


TRACKING ERROR RISK (BENCHMARK FUNDS) - Tracking error risk refers to the risk that the Benchmark Funds' returns may not match or correlate to the returns of their respective benchmarks on either a daily or aggregate basis. Factors such as Fund expenses, imperfect correlation between the Funds' investments and those of their benchmarks, rounding of share prices, changes to the benchmark, regulatory policies, high portfolio turnover rate and leverage all contribute to tracking error.


TRADING HALT RISK (ALL FUNDS) - The Funds typically may hold short-term options and futures contracts. The major exchanges on which these contracts are traded, such as the Chicago Mercantile Exchange ("CME"), have established limits on how much an option or futures contract may decline over various time periods within a day. If an option or futures contract's price declines more than the established limits, trading on the exchange is halted on that instrument. If a trading halt occurs, the Fund may temporarily be unable to purchase or sell options or futures contracts. Such a trading halt near the time the Fund prices its shares may limit the Fund's ability to use leverage and may prevent the Fund from achieving its investment objective. In such an event, a Fund also may be required to use a "fair-value" method to price its outstanding contracts.

FOREIGN SECURITIES RISK (SECTOR FUND) - Investing in securities of foreign companies may involve risks not typically associated with investing in U.S. companies. The value of securities denominated in foreign currencies, and of dividends from such securities, can change significantly when foreign currencies strengthen or weaken relative to the U.S. dollar. Foreign securities markets generally have less trading volume and less liquidity than U.S. markets, and prices in some foreign markets can be extremely volatile. Many foreign countries lack accounting and disclosure standards comparable to those that apply to U.S. companies, and it may be more difficult to obtain reliable information regarding a foreign issuer's financial condition and operations. Transaction costs and costs associated with custody services are generally higher for foreign securities than they are for U.S. securities. Some foreign governments levy withholding taxes against dividend and interest income. Although in some countries portions of these taxes are recoverable, the non-recovered portion will reduce the income received by the Funds.

FOREIGN CURRENCY RISK (SECTOR FUND) - The Fund's investments in securities denominated in foreign currencies are subject to currency risk. Currency risks include the following:


- The value of a Fund's assets measured in U.S. dollars may be affected by changes in currency exchange rates and exchange control regulations.

- A Fund may incur transaction costs in connection with conversions between various currencies.

Under normal circumstances, the Fund does not plan to hedge against the risks of variation in currency exchange rates relative to the U.S. dollar. As a result, the value of securities denominated in foreign currencies can change significantly when foreign currencies strengthen or weaken relative to the U.S. dollar.

FUTURES AND OPTIONS RISK (ALL FUNDS) - The Funds may invest a percentage of their assets in futures and options contracts. The Funds may use futures contracts and related options for bona fide hedging purposes to offset changes in the value of securities held or expected to be acquired. They may also be used to gain exposure to a particular market or instrument, to create a synthetic money market position, and for certain other tax-related purposes. The Funds will only enter into futures contracts traded on a national futures exchange or board of trade. Futures and options contracts are described in more detail below:


          FUTURES CONTRACTS - Futures contracts and options on futures contracts provide for the future sale by one party and purchase by another party of a specified amount of a specific security at a specified future time and at a specified price. An option on a futures contract gives the purchaser the right, in exchange for a premium, to assume a position in a futures contract at a specified exercise price during the term of the option. Index futures are futures contracts for various indices that are traded on registered securities exchanges.

          OPTIONS - The buyer of an option acquires the right to buy (a call option) or sell (a put option) a certain quantity of a security (the underlying security) or instrument at a certain price up to a specified point in time. The seller or writer of an option is obligated to sell (a call option) or buy (a put option) the underlying security. When writing (selling) call options on securities, the Funds may cover its position by owning the underlying security on which the option is written or by owning a call option on the underlying security. Alternatively, the Funds may cover its position by maintaining in a segregated account cash or liquid securities equal in value to the exercise price of the call option written by the Funds.

     The risks associated with the Funds' use of futures and options contracts include:

     - A Fund experiencing losses over certain ranges in the market that exceed losses experienced by a Fund that does not use futures contracts and options.

     - There may be an imperfect correlation between the changes in market value of the securities held by a Fund and the prices of futures and options on futures.

     - Although the Funds will only purchase exchange-traded futures, due to market conditions there may not always be a liquid secondary market for a futures contract or option. As a result, the Funds may be unable to close out their futures contracts at a time that is advantageous.

     - Trading restrictions or limitations may be imposed by an exchange, and government regulations may restrict trading in futures contracts and options.

     - Because option premiums paid or received by the Funds are small in relation to the market value of the investments underlying the options, buying and selling put and call options can be more speculative than investing directly in securities.


EARLY CLOSING RISK (ALL FUNDS) - The normal close of trading of securities on the Nasdaq and the New York Stock Exchange ("NYSE") is 4:00 p.m., Eastern Time. Unanticipated early closings may result in a Fund being unable to sell or buy securities on that day. If an exchange closes early on a day when one or more of the Funds needs to execute a high volume of securities trades late in a trading day, a Fund might incur substantial trading losses.

SHORT SALES RISK (URSA FUND) - Short sales are transactions in which a Fund sells a security it does not own. To complete the transaction, the Fund must borrow the security to make delivery to the buyer. The Fund is then obligated to replace the security borrowed by purchasing the security at the market price at the time of replacement. The price at such time may be higher or lower than the price at which the security was sold by the Fund. If the underlying security goes down in price between the time the Fund sells the security and buys it back, the Fund will realize a gain on the transaction. Conversely, if the underlying security goes up in price during the period, the Fund will realize a loss on the transaction. Any such loss is increased by the amount of premium or interest the Fund must pay to the lender of the security. Likewise, any gain will be decreased by the amount of premium or interest the Fund must pay to the lender of the security. The Fund is also required to segregate other assets on its books to cover its obligation to return the security to the lender which means that those other assets may not be available to meet the Fund's needs for immediate cash or other liquidity. The Fund's investment performance may also suffer if the Fund is required to close out a short position earlier than it had intended. This would occur if the securities lender required the Fund to deliver the securities the Fund borrowed at the commencement of the short sale and the Fund was unable to borrow the securities from another securities lender or otherwise obtain the security by other means. In addition, the Fund may be subject to expenses related to short sales that are not typically associated with investing in securities directly, such as costs of borrowing and margin account maintenance costs associated with the Fund's open short positions. These expenses negatively impact the performance of the Fund. For example, when a Fund short sells an interest-bearing security, such as a bond, it is obligated to pay the interest on the security it has sold. This cost is partially offset by the interest earned by the Fund on the cash generated by the short sale. To the extent that the interest rate that the Fund is obligated to pay is greater than the interest earned by the Fund on investments, the performance of the Fund will be negatively impacted. This type of short sales expense is sometimes referred to as the "negative cost of carry," and will tend to cause a Fund to lose money on a short sale even in instances where the price of the underlying security sold short does not change over the duration of the short sale.

SMALL AND MEDIUM ISSUER RISK (SECTOR FUND) - Small and medium capitalization companies may be more vulnerable than larger, more established organizations to adverse business or economic developments. In particular, small capitalization companies may have limited product lines, markets, and financial resources and may be dependent upon a relatively small management group. These securities may trade over-the-counter or be listed on an exchange and may or may not pay dividends.

SWAP COUNTERPARTY CREDIT RISK (BENCHMARK FUNDS) - The Funds may enter into equity index or interest rate swap agreements for purposes of attempting to gain exposure to a particular group of stocks or to an index of stocks without actually purchasing those stocks, or to hedge a position. The Funds will use short-term swap agreements to exchange the returns (or differentials in rates of return) earned or realized in particular predetermined investments or instruments. A Fund will not enter into any swap agreement unless the Advisor believes that the other party to the transaction is creditworthy. The use of equity swaps involves risks that are different from those associated with ordinary portfolio securities transactions. Swap agreements may be considered to be illiquid. A Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty.


PORTFOLIO HOLDINGS

A description of the Funds' policies and procedures with respect to the disclosure of Fund portfolio securities is available in the SAI.

PURCHASING AND REDEEMING SHARES


Shares of the Funds are offered continuously. Investors may buy shares on any day that the NYSE is open for business (a "Business Day"). On any day that the New York Fed or the NYSE closes early, the principal government securities and corporate bond markets close early (such as on days in advance of holidays generally observed by participants in these markets), or as permitted by the SEC, the Funds reserve the right to advance the time on that day NAV is calculated and, correspondingly, the time by which purchase and redemption orders must be received. The U.S. Government Bond Fund will not accept transaction orders and will not calculate NAV on days when the U.S. Government bond market is closed, including Columbus Day and Veterans' Day.


Shares of each Fund can be purchased only by insurance companies for their separate accounts to fund variable life insurance and variable annuity contracts. All orders for the purchase of shares are subject to acceptance or rejection by the Trust. An insurance company purchases and redeems shares of each Fund based on, among other things, the amount of net contract premiums or purchase payments allocated to a separate account investment division, transfers to or from a separate account investment division, contract loans and repayments, contract withdrawals and surrenders, and benefit payments, at the Fund's net asset value per share calculated as of that same day.

All redemption requests will be processed and payment with respect thereto will be made within seven days after tender. With respect to each Fund, Rydex may suspend your right to redeem your shares during times when trading on the NYSE is suspended or restricted, or otherwise as permitted by the SEC. The Funds reserve the right to pay part of your redemption proceeds in liquid securities with a market value equal to the redemption price.

FREQUENT PURCHASES AND REDEMPTIONS OF FUND SHARES


The Benchmark Fund and Sector Fund are designed and operated to accommodate frequent trading by shareholders, and therefore, unlike most mutual funds, the Funds offer unlimited exchange privileges with no minimum holding periods or transaction fees. A significant portion of the assets of the Funds come from investors who take part in certain strategic and tactical asset allocation programs. The Funds anticipate that investors who take part in these programs may frequently redeem or exchange shares of the Funds, which may cause the Funds to experience high portfolio turnover. Higher portfolio turnover may result in the Funds paying higher levels of transaction costs. In addition, large movements of assets into and out of the Funds may negatively impact a Fund's ability to achieve its investment objective.

NET ASSET VALUE


The price per share (the offering price) will be the NAV next determined after your purchase order is received by the Trust. You may also redeem all or any portion of your Fund shares at the next determined NAV after receipt of the redemption request. NAV is calculated by (1) taking the current market value of a Fund's total assets, (2) subtracting the liabilities, and (3) dividing that amount by the total number of shares owned by shareholders. For each Fund, the NAV is calculated once each Business Day as of the close of the NYSE (currently, 4:00 p.m., Eastern Time). If the exchange or market where a Fund's securities or other investments are primarily traded closes early -- such as on days in advance of holidays generally observed by participants in these markets -- the NAV may be calculated earlier in accordance with the policies set forth in the Funds' SAI. These dates are listed in the SAI.


In calculating NAV, each Fund generally values its investment portfolio based on the market price of the securities as of the time the Fund determines NAV. If market prices are unavailable or the Funds think that they are unreliable, such as instances where the value of a security has been materially affected by events occurring after the market closes, the Funds price those securities at fair value as determined in good faith using methods approved by the Board of Trustees.

The use of fair valuation in pricing a security involves the consideration of a number of subjective factors and therefore, is susceptible to the unavoidable risk that the valuation may be higher or lower than the price at which the security might actually trade if a reliable market price were readily available.

TO RECEIVE THE CURRENT BUSINESS DAY'S NAV, VARIABLE LIFE AND VARIABLE ANNUITY ACCOUNT INVESTORS SHOULD CONSULT THEIR SEPARATE ACCOUNT PROSPECTUS.

DIVIDENDS, DISTRIBUTIONS, AND TAXES

DIVIDENDS AND DISTRIBUTIONS


Income dividends and capital gain distributions, if any, are paid at least annually by each of the Funds. If you own Fund shares on a Fund's record date, you will be entitled to receive the dividend. The Trust, however, may declare a special capital gains distribution if the Board of Trustees believe that such a distribution would be in the best interest of the shareholders of a Fund.


TAXES

The following is a summary of some important tax issues that affect the Funds and their shareholders. The summary is based on current tax laws, which may be changed by legislative, judicial or administrative action. The Trust has not tried to present a detailed explanation of the tax treatment of the Funds, or the tax consequences of an investment in the Funds. MORE INFORMATION ABOUT TAXES IS LOCATED IN THE SAI. YOU ARE URGED TO CONSULT YOUR TAX ADVISER REGARDING SPECIFIC QUESTIONS AS TO FEDERAL, STATE AND LOCAL INCOME TAXES APPLICABLE TO YOUR INVESTMENT.

TAX STATUS OF EACH FUND

Each Fund is treated as a separate entity for federal tax purposes, and intends to qualify for the special tax treatment afforded regulated investment companies. As long as a Fund qualifies as a regulated investment company, it pays no federal income tax on the earnings it distributes to shareholders.

Special tax rules apply to life insurance companies, variable annuity contracts and variable life insurance contracts. Net investment income and net realized capital gains that a Fund distributes are not currently taxable when left to accumulate within a variable annuity or variable life insurance contract or under a qualified pension or retirement plan.

For information on federal income taxation of a life insurance company with respect to its receipt of distributions from a Fund and federal income taxation of owners variable annuity or variable life insurance contracts, refer to the contract prospectus.

MANAGEMENT OF THE FUNDS

INVESTMENT ADVISOR

Rydex Investments (The "Advisor"), 9601 Blackwell Road, Suite 500, Rockville, Maryland 20850, serves as investment adviser and manager of the Funds. The Advisor has served as the investment adviser of the Rydex Funds for over 10 years, and serves as sub-adviser to several other mutual funds.

The Advisor makes investment decisions for the assets of the Funds and continuously reviews, supervises, and administers each Fund's investment program. The Board of Trustees of the Trust supervise the Advisor and establish policies that the Advisor must follow in its day-to-day management activities. Under an investment advisory agreement between the Trust and the Advisor, the Funds paid the Advisor a fee at an annualized rate for the fiscal year ended December 31, 2004, based on the average daily net assets for each Fund, as set forth below:


FUND                                                                ADVISORY FEE
--------------------------------------------------------------------------------
NOVA                                                                    .75%

URSA                                                                    .90%

OTC                                                                     .75%

U.S. GOVERNMENT BOND                                                    .50%

PRECIOUS METALS                                                         .75%



The Advisor bears all of its own costs associated with providing these advisory services and the expenses of the Board of Trustees that are affiliated with the Advisor. The Advisor may make payments from its own resources to insurance companies, broker-dealers and other financial institutions in connection with the sale of Fund shares.


PORTFOLIO MANAGEMENT

The Funds are managed by a team of investment professionals. The following portfolio managers are jointly and primarily responsible for the day-to-day management of the Funds.

MICHAEL P. BYRUM, CFA, has been associated with Rydex Investments since the Advisor was founded in 1993. Mr. Byrum was named the President of Rydex Investments in 2004 and has served as Chief Investment Officer of Rydex Investments since 2000. During this time, he has played a key role in the development of the firm's investment strategies and product offerings. As Senior Portfolio Manager, Mr. Byrum was instrumental in the launch of the OTC, Precious Metals, U.S. Government Bond, Ursa and Arktos Funds, and helped to create the Rydex Sector Funds. He was named Vice President of Portfolio for Rydex Investments in 1998, and Executive Vice President in 2000. Prior to joining Rydex, Mr. Byrum worked for Money Management Associates, the investment adviser for Rushmore Funds, Inc. He holds a degree in finance from Miami University of Ohio.

WILLIAM E. FLAIG, JR., joined Rydex in January 2000 to manage the Large-Cap Europe and Large-Cap Japan Funds. Mr. Flaig has been instrumental in the development of derivative strategies for these Funds and for the Rydex Dynamic Funds, which were launched the same year. In 2001, he was promoted to senior portfolio manager and group leader for Rydex's S&P 500-based funds, fixed-income funds and several sector funds. In this capacity,

Mr. Flaig helped to advance Rydex's quantitative management abilities and process. In 2003, Mr. Flaig was promoted to director of investments. He is responsible for the investment objectives of all mutual funds and sub-advised accounts and is a member of Rydex's senior management team and its Investment Strategy Committee, which determines investment policy for all Rydex Funds. Mr. Flaig came to Rydex after more than seven years at Bankers Trust, where he was a trader in emerging markets currency derivatives. He holds a degree in management and finance from Purdue University.

JIM KING, CFA, joined Rydex in 1996 and was promoted to assistant portfolio manager in 1997. In 1998, he became a portfolio manager and was promoted in 2001 to senior portfolio manager. Mr. King has served as an interim director of equity trading and investment operations. Currently, Mr. King's team manages all of the Rydex leveraged and inverse funds, as well as Rydex Sector Rotation Fund. Mr. King is a member of Rydex's Investment Strategy Committee, which determines investment policy for all Rydex Funds. Prior to joining Rydex, he worked as a registered representative at DMG Securities. He holds a degree in finance from the University of Maryland.

Additional Information about the portfolio managers' compensation, other accounts managed by the portfolio managers, and the portfolio managers' ownership of securities in the Funds is available in the SAI.

NOVA FUND
FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the Funds' financial performance for the period of each Fund's operations. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in a Fund (assuming reinvestment of all dividends and distributions). The total returns do not reflect fees and charges imposed at the separate account level. This information has been audited by PricewaterhouseCoopers LLP. The Reports of Independent Registered Public Accounting Firm for each such period along with the Funds' financial statements and related notes, are included in the Annual Reports to Shareholders for such periods. The 2004 Annual Report is available upon request and without charge by calling 1-800-820-0888. The 2004 Annual Report is incorporated by reference in the SAI.

                                                         YEAR            YEAR            YEAR            YEAR            YEAR
                                                        ENDED           ENDED           ENDED           ENDED           ENDED
                                                 DECEMBER 31,    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,
                                                         2004            2003            2002            2001            2000
-----------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE--
  BEGINNING OF YEAR                              $       7.21    $       5.18    $       8.67    $      13.88    $      18.57
                                                 ------------    ------------    ------------    ------------    ------------
  Net Investment Income (Loss)+                           .03             .01            (.01)            .30             .74
  Net Realized and Unrealized Gains (Losses)
   on Securities                                         1.02            2.02           (3.07)          (3.81)          (4.16)
                                                 ------------    ------------    ------------    ------------    ------------
  Net Increase (Decrease) in Net Asset Value
   Resulting from Operations                             1.05            2.03           (3.08)          (3.51)          (3.42)
  Distributions to Shareholders from:
   Net Investment Income                                  (--)~            --            (.41)          (1.70)           (.15)
   Net Realized Capital Gains                              --              --              --              --           (1.12)
   Total Distributions                                    (--)~            --            (.41)          (1.70)          (1.27)
                                                 ------------    ------------    ------------    ------------    ------------
  Net Increase (Decrease) in Net Asset Value             1.05            2.03           (3.49)          (5.21)          (4.69)
                                                 ------------    ------------    ------------    ------------    ------------
NET ASSET VALUE--END OF YEAR                     $       8.26    $       7.21    $       5.18    $       8.67    $      13.88
                                                 ============    ============    ============    ============    ============
TOTAL INVESTMENT RETURN                                 14.62%          39.19%         (35.72)%        (23.58)%        (20.30)%
RATIOS TO AVERAGE NET ASSETS:
  Gross Expenses                                         1.46%           1.54%           1.72%           1.45%           1.42%
  Net Expenses                                           1.46%           1.54%           1.72%           1.45%           1.42%
  Net Investment Income                                  0.41%           0.09%          (0.14)%          2.61%           4.45%
SUPPLEMENTARY DATA:
  Portfolio Turnover Rate*                                654%            729%            570%              0%              0%
  Net Assets, End of Period (000's omitted)      $    130,200    $     81,816    $     34,017    $     60,941    $    178,118

+    CALCULATED USING THE AVERAGE DAILY SHARES OUTSTANDING FOR THE PERIOD.

* PORTFOLIO TURNOVER RATIO IS CALCULATED WITHOUT REGARD TO SHORT-TERM SECURITIES HAVING A MATURITY OF LESS THAN ONE YEAR.

~    LESS THAN $.01 PER SHARE. ACTUAL AMOUNT = $.003782097.

URSA FUND
FINANCIAL HIGHLIGHTS

                                                         YEAR            YEAR            YEAR            YEAR            YEAR
                                                        ENDED           ENDED           ENDED           ENDED           ENDED
                                                 DECEMBER 31,    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,
                                                         2004            2003            2002            2001            2000
-----------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE--
  BEGINNING OF YEAR                              $       5.77    $       7.57    $       6.29    $       6.09    $       5.35
                                                 ------------    ------------    ------------    ------------    ------------
  Net Investment Income (Loss)+                          (.02)           (.04)           (.02)            .12             .22
  Net Realized and Unrealized Gains (Losses)
   on Securities                                         (.56)          (1.76)           1.38             .88             .70
                                                 ------------    ------------    ------------    ------------    ------------
  Net Increase (Decrease) in Net Asset
   Value Resulting from Operations                       (.58)          (1.80)           1.36            1.00             .92
  Distributions to Shareholders from:
   Net Investment Income                                   --              --            (.08)           (.80)           (.18)
   Net Realized Capital Gains                              --              --              --              --              --
                                                 ------------    ------------    ------------    ------------    ------------
  Net Increase (Decrease) in Net Asset Value             (.58)          (1.80)           1.28             .20             .74
                                                 ------------    ------------    ------------    ------------    ------------
NET ASSET VALUE--END OF YEAR                     $       5.19    $       5.77    $       7.57    $       6.29    $       6.09
                                                 ============    ============    ============    ============    ============
TOTAL INVESTMENT RETURN                                (10.05)%        (23.78)%         21.64%          14.99%          16.05%
RATIOS TO AVERAGE NET ASSETS:
  Gross Expenses                                         1.62%           1.67%           1.79%           1.89%           1.59%
  Net Expenses                                           1.62%           1.67%           1.79%           1.89%           1.59%
  Net Investment Income (Loss)                          (0.28)%         (0.59)%         (0.24)%          1.85%           4.02%
SUPPLEMENTARY DATA:
  Net Assets, End of Period (000's omitted)      $     19,076    $     17,822    $     36,195    $     18,997    $     31,829

+    CALCULATED USING THE AVERAGE DAILY SHARES OUTSTANDING FOR THE PERIOD.

OTC FUND
FINANCIAL HIGHLIGHTS

                                                         YEAR            YEAR            YEAR            YEAR            YEAR
                                                        ENDED           ENDED           ENDED           ENDED           ENDED
                                                 DECEMBER 31,    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,
                                                         2004            2003            2002            2001            2000
-----------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE--
  BEGINNING OF YEAR                              $      13.16    $       9.05    $      14.80    $      22.83    $      38.52
                                                 ------------    ------------    ------------    ------------    ------------
  Net Investment Loss+                                   (.02)           (.13)           (.17)           (.23)           (.44)
  Net Realized and Unrealized Gains (Losses)
   on Securities                                         1.25            4.24           (5.58)          (7.80)         (13.50)
                                                 ------------    ------------    ------------    ------------    ------------
  Net Increase (Decrease) in Net Asset
   Value Resulting from Operations                       1.23            4.11           (5.75)          (8.03)         (13.94)
  Distributions to Shareholders from:
   Net Realized Capital Gains                              --              --              --              --           (1.75)
                                                 ------------    ------------    ------------    ------------    ------------
  Net Increase (Decrease) in Net Asset Value             1.23            4.11           (5.75)          (8.03)         (15.69)
                                                 ------------    ------------    ------------    ------------    ------------
NET ASSET VALUE--END OF YEAR                     $      14.39    $      13.16    $       9.05    $      14.80    $      22.83
                                                 ============    ============    ============    ============    ============
TOTAL INVESTMENT RETURN                                  9.35%          45.41%         (38.85)%        (35.17)%        (38.19)%
RATIOS TO AVERAGE NET ASSETS:
  Gross Expenses                                         1.47%           1.53%           1.74%           1.45%           1.46%
  Net Expenses                                           1.47%           1.53%           1.74%           1.45%           1.46%
  Net Investment Loss                                   (0.17)          (1.20)%         (1.58)%         (1.31)%         (1.23)%
SUPPLEMENTARY DATA:
  Portfolio Turnover Rate*                                418%            482%            183%            139%            324%
  Net Assets, End of Period (000's omitted)      $    191,476    $    127,836    $     77,635    $    164,619    $    420,674

+    CALCULATED USING THE AVERAGE DAILY SHARES OUTSTANDING FOR THE PERIOD.

* PORTFOLIO TURNOVER RATIO IS CALCULATED WITHOUT REGARD TO SHORT-TERM SECURITIES HAVING A MATURITY OF LESS THAN ONE YEAR.

U.S. GOVERNMENT BOND FUND
FINANCIAL HIGHLIGHTS

                                                         YEAR            YEAR            YEAR            YEAR            YEAR
                                                        ENDED           ENDED           ENDED           ENDED           ENDED
                                                 DECEMBER 31,    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,
                                                         2004            2003            2002            2001            2000
-----------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE--
  BEGINNING OF PERIOD                            $      11.67    $      13.08    $      11.44    $      11.80    $      10.17
                                                 ------------    ------------    ------------    ------------    ------------
  Net Investment Income (Loss)+                           .40             .41             .44             .37             .38
  Net Realized and Unrealized Gains
   (Losses) on Securities                                 .54            (.52)           1.64            (.36)           1.63
                                                 ------------    ------------    ------------    ------------    ------------
  Net Increase (Decrease) in Net Asset Value
   Resulting from Operations                              .94            (.11)           2.08             .01            2.01
  Distributions to Shareholders from:
   Net Investment Income                                 (.40)           (.41)           (.44)           (.37)           (.38)
   Net Realized Capital Gains                            (.33)           (.89)             --              --              --
   Total Distributions                                   (.73)          (1.30)           (.44)           (.37)           (.38)
                                                 ------------    ------------    ------------    ------------    ------------
  Net Increase (Decrease) in Net Asset Value              .21           (1.41)           1.64            (.36)           1.63
                                                 ------------    ------------    ------------    ------------    ------------
NET ASSET VALUE--END OF PERIOD                   $      11.88    $      11.67    $      13.08    $      11.44    $      11.80
                                                 ============    ============    ============    ============    ============
TOTAL INVESTMENT RETURN                                  8.42%          (0.64)%         18.62%           0.08%          20.16%
RATIOS TO AVERAGE NET ASSETS:
  Gross Expenses                                         1.21%           1.23%           1.24%           2.37%           1.89%
  Net Expenses                                           1.21%           1.23%           1.24%           2.01%           1.89%
  Operating Expenses++                                   1.21%           1.23%           1.24%           2.01%           1.89%
  Net Investment Income (Loss)                           3.36%           3.26%           3.65%           3.22%           3.47%
SUPPLEMENTARY DATA:
  Portfolio Turnover Rate*                              1,318%          1,272%          1,239%          1,247%          1,505%
  Net Assets, End of Period (000's omitted)      $     48,709    $     65,358    $     25,190    $      4,521    $      5,011

+    CALCULATED USING THE AVERAGE DAILY SHARES OUTSTANDING FOR THE PERIOD.

++   OPERATING EXPENSES EXCLUDE INTEREST EXPENSE FROM SECURITIES SOLD SHORT.

* PORTFOLIO TURNOVER RATIO IS CALCULATED WITHOUT REGARD TO SHORT-TERM SECURITIES HAVING A MATURITY OF LESS THAN ONE YEAR.

PRECIOUS METALS FUND
FINANCIAL HIGHLIGHTS

                                                         YEAR            YEAR            YEAR            YEAR            YEAR
                                                        ENDED           ENDED           ENDED           ENDED           ENDED
                                                 DECEMBER 31,    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,
                                                         2004            2003            2002            2001            2000
-----------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE--
  BEGINNING OF PERIOD                            $       9.99    $       7.09    $       4.87    $       4.31    $       5.43
                                                 ------------    ------------    ------------    ------------    ------------
  Net Investment Loss+                                   (.05)           (.03)           (.02)           (.04)           (.07)
  Net Realized and Unrealized Gains (Losses)
   on Securities                                        (1.37)           2.93            2.24             .60           (1.05)
                                                 ------------    ------------    ------------    ------------    ------------
  Net Increase (Decrease) in Net Asset
   Value Resulting from Operations                      (1.42)           2.90            2.22             .56           (1.12)
  Distributions to Shareholders from:
   Net Investment Income                                   --              --              --              --              --
   Net Realized Capital Gains                              --              --              --              --              --
                                                 ------------    ------------    ------------    ------------    ------------
  Net Increase (Decrease) in Net Asset Value            (1.42)           2.90            2.22             .56           (1.12)
                                                 ------------    ------------    ------------    ------------    ------------
NET ASSET VALUE--END OF PERIOD                   $       8.57    $       9.99    $       7.09    $       4.87    $       4.31
                                                 ============    ============    ============    ============    ============
TOTAL INVESTMENT RETURN                                (14.21)%         40.90%          45.59%          12.99%         (20.63)%
RATIOS TO AVERAGE NET ASSETS
  Gross Expenses                                         1.46%           1.54%           1.67%           2.18%           2.04%
  Net Expenses                                           1.46%           1.54%           1.67%           2.18%           2.04%
  Net Investment Loss                                   (0.54)%         (0.38)%         (0.29)%         (0.79)%         (1.45)%
SUPPLEMENTARY DATA:
  Portfolio Turnover Rate*                                519%            658%          1,001%            957%            965%
  Net Assets, End of Period (000's omitted)      $     35,043    $     44,606    $     38,839    $        875    $      3,400

+    CALCULATED USING THE AVERAGE DAILY SHARES OUTSTANDING FOR THE PERIOD.

* PORTFOLIO TURNOVER RATIO IS CALCULATED WITHOUT REGARD TO SHORT-TERM SECURITIES HAVING A MATURITY OF LESS THAN ONE YEAR.

BENCHMARK INFORMATION


STANDARD & POOR'S CORP. AND NASDAQ (THE "INDEX PUBLISHERS") DO NOT SPONSOR, ENDORSE, SELL OR PROMOTE ANY RYDEX FUND AND MAKE NO REPRESENTATION OR WARRANTY, IMPLIED OR EXPRESS, TO THE INVESTORS IN THE FUNDS, OR ANY MEMBERS OF THE PUBLIC,
REGARDING:


   -  THE ADVISABILITY OF INVESTING IN INDEX FUNDS;

   -  THE ABILITY OF ANY INDEX TO TRACK STOCK MARKET PERFORMANCE;

   - THE ACCURACY AND/OR THE COMPLETENESS OF THE AFOREMENTIONED INDICES OR ANY DATA INCLUDED THEREIN;

   - THE RESULTS TO BE OBTAINED BY ANY OF THE FUNDS, THE INVESTORS IN THE FUNDS, OR ANY PERSON OR ENTITY FROM THE USE OF THE INDICES OR DATA INCLUDED THEREIN; AND

   - THE MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE FOR USE WITH RESPECT TO THE INDICES OR ANY DATA INCLUDED THEREIN.

FURTHER, NONE OF THE INDEX PUBLISHERS:

   -  RECOMMEND THAT ANY PERSON INVEST IN THE FUNDS OR ANY OTHER SECURITIES;

   - HAVE ANY RESPONSIBILITY OR LIABILITY FOR OR MAKE ANY DECISIONS ABOUT THE TIMING, AMOUNT OR PRICING OF THE FUNDS;

   - HAVE ANY RESPONSIBILITY OR LIABILITY FOR THE ADMINISTRATION, MANAGEMENT OR MARKETING OF THE FUNDS;

   - CONSIDER THE NEEDS OF THE FUNDS OR THE INVESTORS IN THE FUNDS IN DETERMINING, COMPOSING OR CALCULATING THE INDEXES OR HAS ANY OBLIGATION TO DO SO;

   - WILL HAVE ANY LIABILITY IN CONNECTION WITH THE FUNDS OR FOR ANY ERRORS, OMISSIONS OR INTERRUPTIONS IN CONNECTION WITH THE INDEXES OR THE RELATED DATA;

   - WILL BE LIABLE FOR ANY LOST PROFITS OR INDIRECT PUNITIVE, SPECIAL OR CONSEQUENTIAL DAMAGES OR LOSSES, EVEN IF SUCH INDEX PUBLISHER KNOWS THAT THEY MIGHT OCCUR.


"STANDARD & POOR'S(R)," "S&P(R)," "S&P 500(R)," "STANDARD & POOR'S 500" AND "500," ARE TRADEMARKS OF THE MCGRAW-HILL COMPANIES, INC. AND HAVE BEEN LICENSED FOR USE BY RYDEX INVESTMENTS. THE RYDEX FUNDS ARE NOT SPONSORED, ENDORSED, SOLD OR PROMOTED BY STANDARD & POOR'S AND STANDARD & POOR'S MAKES NO REPRESENTATION REGARDING THE ADVISABILITY OF INVESTING IN THE RYDEX FUNDS.

MORE INFORMATION ABOUT THE INDEX PUBLISHERS IS LOCATED IN THE SAI.

                                       BC

Additional information about the Funds is included in the SAI dated May 1, 2005, which contains more detailed information about the Funds. The SAI has been filed with the SEC and is incorporated by reference into this Prospectus and, therefore, legally forms a part of this Prospectus. The SEC maintains the EDGAR database on its web site ("http://www.sec.gov") that contains the SAI, material incorporated by reference, and other information regarding registrants that file electronically with the SEC. You may also review and copy documents at the SEC Public Reference Room in Washington, D.C. (for information on the operation of the Public Reference Room, call 202.942.8090). You may request documents by mail from the SEC, upon payment of a duplication fee, by writing to: Securities and Exchange Commission, Public Reference Section, Washington, D.C. 20549-0102. You may also obtain this information, upon payment of a duplicating fee, by e-mailing the SEC at the following address: publicinfo@sec.gov.

You may obtain a copy of the SAI or the annual or semi-annual reports, without charge by calling 800.820.0888 or by writing to Rydex Variable Trust, at 9601 Blackwell Road, Suite 500, Rockville, Maryland 20850. Additional information about the Funds' investments is available in the annual and semi-annual reports. Also, in the Funds' annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Funds' performance during its last fiscal year. Because shares of the Funds are available exclusively for variable annuity and variable life insurance products, the Trust does not provide its SAI and shareholder reports on its web site.

NO ONE HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY
REPRESENTATIONS NOT CONTAINED IN THIS PROSPECTUS OR IN THE TRUST'S SAI IN CONNECTION WITH THE OFFERING OF FUND SHARES. DO NOT RELY ON ANY SUCH INFORMATION OR REPRESENTATIONS AS HAVING BEEN AUTHORIZED BY THE TRUST OR RYDEX INVESTMENTS. THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFERING BY THE TRUST IN ANY JURISDICTION WHERE SUCH AN OFFERING IS NOT LAWFUL.

The Trust's SEC registration number is 811-08821.

A FAMILY OF FUNDS DESIGNED EXCLUSIVELY FOR FINANCIAL PROFESSIONALS AND SOPHISTICATED INVESTORS


[RYDEXINVESTMENTS ESSENTIAL FOR MODERN MARKETS(TM) LOGO]

9601 BLACKWELL ROAD
SUITE 500
ROCKVILLE, MD 20850
800.820.0888
WWW.RYDEXINVESTMENTS.COM                                             RVTP-1-5/05

THE RYDEX VARIABLE TRUST

PROSPECTUS
MAY 1, 2005

BENCHMARK FUNDS
NOVA
URSA
OTC
ARKTOS
U.S. GOVERNMENT BOND
JUNO
MEKROS

STRATEGIC FUND
SECTOR ROTATION

SECTOR FUND
PRECIOUS METALS

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THE TRUST'S SHARES OR PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

[RYDEXINVESTMENTS ESSENTIAL FOR MODERN MARKETS(TM) LOGO]

RYDEX VARIABLE TRUST

9601 Blackwell Road, Suite 500
Rockville, Maryland 20850

800.820.0888
301.296.5100


BENCHMARK FUNDS

SECTOR FUND

STRATEGIC FUND

Rydex Variable Trust (the "Trust") is a mutual fund complex offering professionally managed investment portfolios (the "Funds") which are grouped into the following categories:

BENCHMARK FUNDS - Nova Fund, Ursa Fund, OTC Fund, Arktos Fund, U.S. Government Bond Fund, Juno Fund and Mekros Fund

SECTOR FUND - Precious Metals Fund

STRATEGIC FUND - Sector Rotation Fund

Shares of the Funds are available exclusively for variable annuity and variable life insurance products. Variable life and variable annuity contract owners should also review the variable insurance contract prospectus prepared by their insurance company. Information about any variable insurance contract fees is included in the variable insurance contract prospectus.

RISKS OF INVESTING IN THE FUNDS

The value of the Funds may fluctuate. In addition, Fund shares:

-  MAY DECLINE IN VALUE AND YOU MAY LOSE MONEY
-  ARE NOT FEDERALLY INSURED
-  ARE NOT GUARANTEED BY ANY GOVERNMENT AGENCY
-  ARE NOT BANK DEPOSITS
-  ARE NOT GUARANTEED TO ACHIEVE THEIR OBJECTIVES

     TABLE OF CONTENTS

     BENCHMARK FUNDS
5    COMMON RISK/RETURN INFORMATION
6    NOVA FUND
8    URSA FUND
10   OTC FUND
12   ARKTOS FUND
14   U.S. GOVERNMENT BOND FUND
16   JUNO FUND
18   MEKROS FUND

     SECTOR FUND
20   PRECIOUS METALS FUND

     STRATEGIC FUND
22   SECTOR ROTATION FUND

24   MORE INFORMATION ABOUT FUND INVESTMENTS AND RISK

27   PURCHASING AND REDEEMING SHARES

28   DIVIDENDS, DISTRIBUTIONS, AND TAXES

29   MANAGEMENT OF THE FUNDS

31   FINANCIAL HIGHLIGHTS

40   BENCHMARK INFORMATION

BC   ADDITIONAL INFORMATION

This page intentionally left blank.

RYDEX BENCHMARK FUNDS

NOVA FUND

URSA FUND

OTC FUND

ARKTOS FUND

U.S. GOVERNMENT BOND FUND

JUNO FUND

MEKROS FUND

COMMON RISK/RETURN INFORMATION

INVESTMENT OBJECTIVES

Each Benchmark Fund seeks to provide investment results that either match or correlate to the performance of a specific benchmark.

PRINCIPAL RISKS

MARKET RISK - The Funds' value may fluctuate from day to day. Due to market conditions, Fund shares may decline in value causing you to lose money.

DERIVATIVES RISK - The Funds' use of derivatives such as futures, options and swap agreements to pursue their investment objectives may expose the Funds to additional risks that they would not be subject to if they invested directly in the securities underlying those derivatives. These risks may cause the Funds to experience higher losses than funds that do not use derivatives.

TRACKING ERROR RISK - The Advisor may not be able to cause a Fund's performance to match or exceed that of the Fund's benchmark, either on a daily or aggregate basis. In addition, because each Fund, except for the Medius, Mekros, Large-Cap Europe and Large-Cap Japan Funds, is tracking the performance of its benchmark on a daily basis, mathematical compounding may prevent a Fund from correlating with the monthly, quarterly, annual or other period performance of its benchmark. The Medius, Mekros, Large-Cap Europe and Large-Cap Japan Funds seek to track their respective benchmarks over time, but are also subject to the effects of mathematical compounding. Tracking error may cause a Fund's performance to be less than you expect.

ACTIVE TRADING RISK - A significant portion of the assets of the Funds come from investors who take part in certain strategic and tactical asset allocation programs. The Funds anticipate that investors who take part in these programs may frequently redeem or exchange shares of the Funds, which may cause the Funds to experience high portfolio turnover. Higher portfolio turnover may result in the Funds paying higher levels of transaction costs and generating greater tax liabilities for shareholders. In addition, large movements of assets into and out of the Funds may negatively impact a Fund's ability to achieve its investment objective.

NON-DIVERSIFICATION RISK - Each Fund is considered non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single security could cause greater fluctuations in the value of Fund shares than would occur in a more diversified fund.

SWAP COUNTERPARTY CREDIT RISK - The Funds are subject to credit risk on the amount they expect to receive from swap agreement counterparties. If a swap counterparty defaults on its payment obligations to a Fund, this default will cause the value of your investment in the Fund to decrease.

EARLY CLOSING RISK - The Funds are subject to the risk that unanticipated early closings of securities exchanges will result in the Funds being unable to sell or buy securities on that day. If an exchange closes early on a day when a Fund needs to execute a high volume of securities trades late in a trading day, the Fund might incur substantial trading losses.

NOVA FUND
FUND INFORMATION

FUND OBJECTIVE

The Nova Fund seeks to provide investment results that match the performance of a specific benchmark on a daily basis. The Fund's current benchmark is 150% of the performance of the S&P 500(R) Index (the "underlying index").

If the Fund meets its objective, the value of the Fund's shares will tend to increase on a daily basis by 150% of the value of any increase in the underlying index. When the value of the underlying index declines, the value of the Fund's shares should also decrease on a daily basis by 150% of the value of any decrease in the underlying index (e.g., if the underlying index goes down by 5%, the value of the Fund's shares should go down by 7.5% on that day).

PRINCIPAL INVESTMENT STRATEGY

Unlike a traditional index fund, as its primary investment strategy, the Fund invests to a significant extent in leveraged instruments, such as futures contracts and options on securities, futures contracts, and stock indices, as well as equity securities and may enter into swap agreements. Futures and options contracts enable the Fund to pursue its objective without investing directly in the securities included in the underlying index, or in the same proportion that those securities are represented in the underlying index. On a day-to-day basis, to collateralize these futures and options contracts, the Fund holds U.S. Government securities or cash equivalents.

PRINCIPAL RISKS

In addition to the risks common to investing in any Benchmark Fund, the Nova Fund is subject to a number of other risks that may affect the value of its shares, including:

EQUITY RISK - The equity markets are volatile, and the value of the Fund's equity securities and equity derivatives, such as futures and options contracts, may fluctuate significantly from day to day. This volatility may cause the value of your investment in the Fund to decrease.

LEVERAGING RISK - The more the Fund invests in leveraged instruments, the more this leverage will magnify any losses on those investments. Leverage will also have the effect of magnifying tracking error risk.

FUND PERFORMANCE AND FEE INFORMATION

PERFORMANCE

The bar chart and table below show the performance of the Nova Fund both year by year and as an average over different periods of time. For investment activity prior to November 1998, the Fund's performance reflected insurance-related charges that had the effect of reducing returns. Subsequent periods do not reflect insurance charges which, if reflected, would similarly have the effect of reducing returns. The variability of performance over time provides an indication of the risks of investing in the Fund. Of course, this past performance does not necessarily indicate how the Fund will perform in the future.

[CHART]

1998      30.06%
1999      23.28%
2000     -20.30%
2001     -23.58%
2002     -35.72%
2003      39.19%
2004      14.62%

DURING THE PERIOD SHOWN IN THE BAR CHART, THE HIGHEST RETURN FOR A QUARTER WAS 31.57% (QUARTER ENDED DECEMBER 31, 1998) AND THE LOWEST RETURN FOR A QUARTER WAS -26.76% (QUARTER ENDED SEPTEMBER 30, 2002).

AVERAGE ANNUAL TOTAL RETURN (FOR PERIODS ENDING DECEMBER 31, 2004)(1)

                                                NOVA FUND      S&P 500 INDEX(2)
-------------------------------------------------------------------------------
PAST ONE YEAR                                     14.62%           10.89%
PAST FIVE YEARS                                   -8.98%           -2.30%
SINCE INCEPTION (05/07/97)                         2.66%            6.91%

(1) THESE FIGURES ASSUME THE REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS.
(2) THE S&P 500(R) INDEX IS AN UNMANAGED CAPITALIZATION-WEIGHTED INDEX COMPOSED OF 500 COMMON STOCKS, WHICH ARE CHOSEN BY THE STANDARD & POOR'S CORPORATION (S&P) ON A STATISTICAL BASIS. RETURNS REFLECT NO DEDUCTION FOR FEES, EXPENSES OR TAXES.

FEES AND EXPENSES OF THE FUND

This table and example are designed to assist you in understanding the fees and expenses that you may pay as an investor in the shares.

OWNERS OF VARIABLE ANNUITY AND INSURANCE CONTRACTS THAT INVEST IN THE FUND SHOULD REFER TO THE VARIABLE INSURANCE CONTRACT PROSPECTUS FOR A DESCRIPTION OF FEES AND EXPENSES, AS THE TABLE AND EXAMPLE DO NOT REFLECT DEDUCTIONS AT THE SEPARATE ACCOUNT LEVEL OR CONTRACT LEVEL FOR ANY CHARGES THAT MAY BE INCURRED UNDER A CONTRACT. IF THE TABLE AND EXAMPLE WERE TO REFLECT THE DEDUCTION OF INSURANCE CHARGES, FEES AND EXPENSES WOULD BE HIGHER.

SHAREHOLDER FEES                                                                                      NONE
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
  MANAGEMENT FEES                                                                                     0.75%
  DISTRIBUTION (12b-1) FEES                                                                           NONE
  OTHER EXPENSES                                                                                      0.71%
TOTAL ANNUAL FUND OPERATING EXPENSES                                                                  1.46%

EXAMPLE

This Example is intended to help you compare the cost of investing in the shares of the Nova Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

      1 YEAR                 3 YEARS                 5 YEARS            10 YEARS
--------------------------------------------------------------------------------
      $ 153                   $ 476                   $ 822              $ 1,796

URSA FUND
FUND INFORMATION

FUND OBJECTIVE

The Ursa Fund seeks to provide investment results that will inversely correlate to the performance of the S&P 500(R) Index (the "underlying index").

If the Fund meets its objective, the value of the Fund's shares will tend to increase during times when the value of the underlying index is decreasing. When the value of the underlying index is increasing, however, the value of the Fund's shares should decrease on a daily basis by an inversely proportionate amount (e.g., if the underlying index goes up by 5%, the value of the Fund's shares should go down by 5% on that day).

PRINCIPAL INVESTMENT STRATEGY

Unlike a traditional index fund, the Ursa Fund's benchmark is to perform exactly opposite the underlying index, and the Ursa Fund will not own the securities included in the underlying index. Instead, as its primary investment strategy, the Ursa Fund invests to a significant extent in short sales of securities or futures contracts and in options on securities, futures contracts, and stock indices and may enter into swap agreements. On a day-to-day basis, the Ursa Fund holds U.S. Government securities or cash equivalents to collateralize these futures and options contracts.

PRINCIPAL RISKS

In addition to the risks common to investing in any Benchmark Fund, the Ursa Fund is subject to a number of other risks that may affect the value of its shares, including:

EQUITY RISK - The equity markets are volatile, and the value of the Fund's equity securities and equity derivatives, such as futures and options contracts, may fluctuate significantly from day to day. This volatility may cause the value of your investment in the Fund to decrease.

SHORT SALES RISK - Short sales are transactions in which a Fund sells a security it does not own. If the security the Fund sold short goes down in price between the time the Fund sells the security and closes its short position, the Fund will realize a gain on the transaction. Conversely, if the security goes up in price during the period, the Fund will realize a loss on the transaction. The risk of such price increases is the principal risk of engaging in short sales. The Fund may also be subject to expenses related to short sales such as borrowing and margin account maintenance costs, which may negatively impact the performance of the Fund.

FUND PERFORMANCE AND FEE INFORMATION

PERFORMANCE

The bar chart and table below show the performance of the Ursa Fund both year by year and as an average over different periods of time. For investment activity prior to November 1998, the Fund's performance reflected insurance-related charges that had the effect of reducing returns. Subsequent periods do not reflect insurance charges which, if reflected, would similarly have the effect of reducing returns. The variability of performance over time provides an indication of the risks of investing in the Fund. Of course, this past performance does not necessarily indicate how the Fund will perform in the future.

[CHART]

1998     -21.93%
1999     -15.06%
2000      16.05%
2001      14.99%
2002      21.64%
2003     -23.78%
2004     -10.05%

DURING THE PERIOD SHOWN IN THE BAR CHART, THE HIGHEST RETURN FOR A QUARTER WAS 17.71% (QUARTER ENDED SEPTEMBER 30, 2002) AND THE LOWEST RETURN FOR A QUARTER WAS -16.89% (QUARTER ENDED DECEMBER 31, 1998).

AVERAGE ANNUAL TOTAL RETURN (FOR PERIODS ENDING DECEMBER 31, 2004)(1)

                                                 URSA FUND     S&P 500 INDEX(2)
-------------------------------------------------------------------------------
PAST ONE YEAR                                     -10.05%          10.89%
PAST FIVE YEARS                                     2.16%          -2.30%
SINCE INCEPTION (06/09/97)(3)                      -5.80%           6.17%

(1) THESE FIGURES ASSUME THE REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS.
(2) THE S&P 500(R) INDEX IS AN UNMANAGED CAPITALIZATION-WEIGHTED INDEX COMPOSED OF 500 COMMON STOCKS, WHICH ARE CHOSEN BY THE STANDARD & POOR'S CORPORATION (S&P) ON A STATISTICAL BASIS. RETURNS REFLECT NO DEDUCTION FOR FEES, EXPENSES OR TAXES.
(3) THE FUND COMMENCED CONTINUOUS OPERATIONS ON JUNE 10, 1997. PRIOR TO THAT TIME, DUE TO THE NATURE OF THE FUND'S INVESTMENT ACTIVITY, THE FUND EXPERIENCED PERIODS WITH ZERO NET ASSETS. PERIODS OF OPERATION INCLUDING RETURNS FOR EACH DISCRETE PERIOD, WERE AS FOLLOWS: MAY 7, 1997 TO MAY 21, 1997, - 3.70%; AND MAY 24, 1997 TO JUNE 3, 1997, 0.10%.

FEES AND EXPENSES OF THE FUND

This table and example are designed to assist you in understanding the fees and expenses that you may pay as an investor in the shares.

OWNERS OF VARIABLE ANNUITY AND INSURANCE CONTRACTS THAT INVEST IN THE FUND SHOULD REFER TO THE VARIABLE INSURANCE CONTRACT PROSPECTUS FOR A DESCRIPTION OF FEES AND EXPENSES, AS THE TABLE AND EXAMPLE DO NOT REFLECT DEDUCTIONS AT THE SEPARATE ACCOUNT LEVEL OR CONTRACT LEVEL FOR ANY CHARGES THAT MAY BE INCURRED UNDER A CONTRACT. IF THE TABLE AND EXAMPLE WERE TO REFLECT THE DEDUCTION OF INSURANCE CHARGES, FEES AND EXPENSES WOULD BE HIGHER.

SHAREHOLDER FEES                                                                                      NONE
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
  MANAGEMENT FEES                                                                                     0.90%
  DISTRIBUTION (12b-1) FEES                                                                           NONE
  OTHER EXPENSES                                                                                      0.72%
TOTAL ANNUAL FUND OPERATING EXPENSES                                                                  1.62%

EXAMPLE

This Example is intended to help you compare the cost of investing in the shares of the Ursa Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

      1 YEAR                 3 YEARS                 5 YEARS            10 YEARS
--------------------------------------------------------------------------------
       $ 170                  $ 527                   $ 909              $ 1,977

OTC FUND
FUND INFORMATION

FUND OBJECTIVE

The OTC Fund seeks to provide investment results that correspond to a benchmark for over-the-counter securities. The Fund's current benchmark is the Nasdaq 100 Index(R) (the "underlying index").

If the Fund meets its objective, the value of the Fund's shares should increase on a daily basis by the amount of any increase in the value of the underlying index. However, when the value of the underlying index declines, the value of the Fund's shares should also decrease on a daily basis by the amount of the decrease in value of the underlying index.

PRINCIPAL INVESTMENT STRATEGY

The Fund invests principally in securities of companies included in the underlying index. It also may invest in other instruments whose performance is expected to correspond to that of the underlying index, and may engage in futures and options transactions and enter into swap agreements. The Fund may also purchase U.S. Government securities.

PRINCIPAL RISKS

In addition to the risks common to investing in any Benchmark Fund, the OTC Fund is subject to a number of other risks that may affect the value of its shares, including:

EQUITY RISK - The equity markets are volatile, and the value of the Fund's equity securities and equity derivatives, such as futures and options contracts, may fluctuate significantly from day to day. This volatility may cause the value of your investment in the Fund to decrease.

CONCENTRATION RISK - To the extent that the underlying index is currently concentrated in issuers conducting business in the technology sector, the Fund's investments in those issuers are subject to legislative or regulatory changes, adverse market conditions and/or increased competition affecting that economic sector. The prices of the securities of technology companies may fluctuate widely due to competitive pressures, increased sensitivity to short product cycles and aggressive pricing, problems relating to bringing their products to market, very high price/earnings ratios, and high personnel turnover due to severe labor shortages for skilled technology professionals.

FUND PERFORMANCE AND FEE INFORMATION

PERFORMANCE

The bar chart and table below show the performance of the OTC Fund both year by year and as an average over different periods of time. For investment activity prior to November 1998, the Fund's performance reflected insurance-related charges that had the effect of reducing returns. Subsequent periods do not reflect insurance charges which, if reflected, would similarly have the effect of reducing returns. The variability of performance over time provides an indication of the risks of investing in the Fund. Of course, this past performance does not necessarily indicate how the Fund will perform in the future.

[CHART]

1998     83.76%
1999    101.32%
2000    -38.19%
2001    -35.17%
2002    -38.85%
2003     45.41%
2004      9.35%

DURING THE PERIOD SHOWN IN THE BAR CHART, THE HIGHEST RETURN FOR A QUARTER WAS 53.10% (QUARTER ENDED DECEMBER 31, 1999) AND THE LOWEST RETURN FOR A QUARTER WAS -37.14% (QUARTER ENDED SEPTEMBER 30, 2001).

AVERAGE ANNUAL TOTAL RETURN (FOR PERIODS ENDING DECEMBER 31, 2004)(1)

                                                            OTC FUND            NASDAQ 100 INDEX(2)
---------------------------------------------------------------------------------------------------
PAST ONE YEAR                                                 9.35%                   10.43%
PAST FIVE YEARS                                             -17.18%                  -15.25%
SINCE INCEPTION (05/07/97)                                    5.76%                    7.85%

(1) THESE FIGURES ASSUME THE REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS.
(2) THE NASDAQ 100 INDEX(R) IS AN UNMANAGED MODIFIED CAPITALIZATION-WEIGHTED INDEX COMPOSED OF 100 OF THE LARGEST NON-FINANCIAL COMPANIES LISTED ON THE NASDAQ STOCK MARKET, INC. ("NASDAQ"). RETURNS REFLECT NO DEDUCTIONS FOR FEES, EXPENSES OR TAXES.

FEES AND EXPENSES OF THE FUND

This table and example are designed to assist you in understanding the fees and expenses that you may pay as an investor in the shares.

OWNERS OF VARIABLE ANNUITY AND INSURANCE CONTRACTS THAT INVEST IN THE FUND SHOULD REFER TO THE VARIABLE INSURANCE CONTRACT PROSPECTUS FOR A DESCRIPTION OF FEES AND EXPENSES, AS THE TABLE AND EXAMPLE DO NOT REFLECT DEDUCTIONS AT THE SEPARATE ACCOUNT LEVEL OR CONTRACT LEVEL FOR ANY CHARGES THAT MAY BE INCURRED UNDER A CONTRACT. IF THE TABLE AND EXAMPLE WERE TO REFLECT THE DEDUCTION OF INSURANCE CHARGES, FEES AND EXPENSES WOULD BE HIGHER.

SHAREHOLDER FEES                                                                          NONE
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
  MANAGEMENT FEES                                                                         0.75%
  DISTRIBUTION (12b-1) FEES                                                               NONE
  OTHER EXPENSES                                                                          0.72%
TOTAL ANNUAL FUND OPERATING EXPENSES                                                      1.47%

EXAMPLE

This Example is intended to help you compare the cost of investing in the shares of the OTC Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

      1 YEAR                 3 YEARS                 5 YEARS            10 YEARS
--------------------------------------------------------------------------------
      $ 154                   $ 479                   $ 827              $ 1,807

ARKTOS FUND
FUND INFORMATION

FUND OBJECTIVE

The Arktos Fund seeks to provide investment results that will match the performance of a specific benchmark. The Fund's current benchmark is the inverse of the performance of the Nasdaq 100 Index(R) (the "underlying index").

If the Fund meets its objective, the value of the Fund's shares will tend to increase during times when the value of the underlying index is decreasing. When the value of the underlying index is increasing, however, the value of the Fund's shares should decrease on a daily basis by an inversely proportionate amount (e.g., if the underlying index goes up by 5%, the value of the Fund's shares should go down by 5% on that day).

PRINCIPAL INVESTMENT STRATEGY

Unlike a traditional index fund, the Arktos Fund's benchmark is to perform exactly opposite the underlying index, and the Arktos Fund will not own the securities included in the underlying index. Instead, as its primary investment strategy, the Arktos Fund engages to a significant extent in short sales of securities or futures contracts and in options on securities, futures contracts, and stock indices and may enter into swap agreements. On a day-to-day basis, the Arktos Fund holds U.S. Government securities or cash equivalents to collateralize these futures and options contracts. The Arktos Fund also may enter into swap agreements.

PRINCIPAL RISKS

In addition to the risks common to investing in any Benchmark Fund, the Arktos Fund is subject to a number of other risks that may affect the value of its shares, including:

EQUITY RISK - The equity markets are volatile, and the value of the Fund's equity securities and equity derivatives, such as futures and options contracts, may fluctuate significantly from day to day. This volatility may cause the value of your investment in the Fund to decrease.

CONCENTRATION RISK - To the extent that the underlying index is currently concentrated in issuers conducting business in the technology sector, the Fund's investments in those issuers are subject to legislative or regulatory changes and/or adverse market conditions. Because the Fund seeks to perform opposite to the underlying index performance, the value of the Fund's investments will tend to decrease when market conditions favor technology sector issuers due to the underlying index concentration. The prices of the securities of technology companies may fluctuate widely due to investor sentiment, competitive pressures, increased sensitivity to short product cycles and aggressive pricing, problems relating to bringing their products to market, very high price/earnings ratios, and high personnel turnover due to severe labor shortages for skilled technology professionals.

SHORT SALES RISK - Short sales are transactions in which a Fund sells a security it does not own. If the security the Fund sold short goes down in price between the time the Fund sells the security and closes its short position, the Fund will realize a gain on the transaction. Conversely, if the security goes up in price during the period, the Fund will realize a loss on the transaction. The risk of such price increases is the principal risk of engaging in short sales. The Fund may also be subject to expenses related to short sales such as borrowing and margin account maintenance costs, which may negatively impact the performance of the Fund.

FUND PERFORMANCE AND FEE INFORMATION

PERFORMANCE

The bar chart and table below show the performance of the Arktos Fund both year by year and as an average over different periods of time. The variability of performance over time provides an indication of the risks of investing in the Fund. Of course, this past performance does not necessarily indicate how the Fund will perform in the future.

[CHART]

2002     33.85%
2003    -37.37%
2004    -11.83%

DURING THE PERIOD SHOWN IN THE BAR CHART, THE HIGHEST RETURN FOR A QUARTER WAS 32.20% (QUARTER ENDED JUNE 30, 2002) AND THE LOWEST RETURN FOR A QUARTER WAS -18.97% (QUARTER ENDED DECEMBER 31, 2002).

AVERAGE ANNUAL TOTAL RETURN (FOR PERIODS ENDING DECEMBER 31, 2004)(1)

                                                            ARKTOS              NASDAQ 100 INDEX(2)
---------------------------------------------------------------------------------------------------
PAST ONE YEAR                                               -11.83%                  10.43%
SINCE INCEPTION (05/21/2001)                                 -3.73%                  -6.32%

(1) THESE FIGURES ASSUME THE REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS.
(2) THE NASDAQ 100 INDEX(R) IS AN UNMANAGED MODIFIED CAPITALIZATION-WEIGHTED INDEX COMPOSED OF 100 OF THE LARGEST NON-FINANCIAL COMPANIES LISTED ON THE NASDAQ STOCK MARKET, INC. ("NASDAQ"). RETURNS REFLECT NO DEDUCTION FOR FEES, EXPENSES OR TAXES.

FEES AND EXPENSES OF THE FUND

This table and example are designed to assist you in understanding the fees and expenses that you may pay as an investor in the shares.

OWNERS OF VARIABLE ANNUITY AND INSURANCE CONTRACTS THAT INVEST IN THE FUND SHOULD REFER TO THE VARIABLE INSURANCE CONTRACT PROSPECTUS FOR A DESCRIPTION OF FEES AND EXPENSES, AS THE TABLE AND EXAMPLE DO NOT REFLECT DEDUCTIONS AT THE SEPARATE ACCOUNT LEVEL OR CONTRACT LEVEL FOR ANY CHARGES THAT MAY BE INCURRED UNDER A CONTRACT. IF THE TABLE AND EXAMPLE WERE TO REFLECT THE DEDUCTION OF INSURANCE CHARGES, FEES AND EXPENSES WOULD BE HIGHER.

SHAREHOLDER FEES                                                                          NONE
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
  MANAGEMENT FEES                                                                         0.90%
  DISTRIBUTION (12b-1) FEES                                                               NONE
  OTHER EXPENSES                                                                          0.74%
TOTAL ANNUAL FUND OPERATING EXPENSES                                                      1.64%

EXAMPLE

This Example is intended to help you compare the cost of investing in the shares of the Arktos Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

      1 YEAR                 3 YEARS                 5 YEARS            10 YEARS
--------------------------------------------------------------------------------
      $ 172                   $ 534                   $ 919              $ 2,000

U.S. GOVERNMENT BOND FUND
FUND INFORMATION

FUND OBJECTIVE

The U.S. Government Bond Fund seeks to provide investment results that correspond to a benchmark for U.S. Government securities. The Fund's current benchmark is 120% of the price movement of the Long Treasury Bond. The Long Treasury Bond is the U.S. Treasury bond with the longest maturity, which is currently 30 years. The price movement of the Long Treasury Bond is based on the daily price change of the most recently issued Long Treasury Bond.

If the Fund meets its objective, the value of the Fund's shares should increase on a daily basis by 120% of any price increase by the Long Treasury Bond. In contrast, when the price of the Long Treasury Bond declines, the value of the Fund's shares should decline on a daily basis by 120% of any price decline of the Long Treasury Bond (e.g., if the Long Treasury Bond goes down by 5%, the value of the Fund's shares should go down by 6% on that day).

PRINCIPAL INVESTMENT STRATEGY

The Fund invests principally in U.S. Government securities and in leveraged instruments, such as certain futures and options contracts. Some of the Fund's U.S. Government securities, or cash equivalents, will be used to collateralize these futures and options. Futures and options contracts, if used properly, may enable the Fund to meet its objective by increasing the Fund's exposure to the securities included in its benchmark. In addition, the Fund may enter into transactions involving zero coupon U.S. Treasury bonds.

PRINCIPAL RISKS

In addition to the risks common to investing in any Benchmark Fund, the U.S. Government Bond Fund is subject to a number of other risks that may affect the value of its shares, including:

FIXED INCOME RISK - The Fund's fixed income investments will change in value in response to interest rate changes and other factors. In addition, the value of securities with longer maturities will fluctuate more in response to interest rate changes.

LEVERAGING RISK - The more the Fund invests in leveraged instruments, the more this leverage will magnify any losses on those investments. Leverage will also have the effect of magnifying tracking error risk.

FUND PERFORMANCE AND FEE INFORMATION

PERFORMANCE

The bar chart and table below show the performance of the U.S. Government Bond Fund both year by year and as an average over different periods of time. For investment activity prior to November 1998, the Fund's performance reflected insurance-related charges that had the effect of reducing returns. Subsequent periods do not reflect insurance charges which, if reflected, would similarly have the effect of reducing returns. The variability of performance over time provides an indication of the risks of investing in the Fund. Of course, this past performance does not necessarily indicate how the Fund will perform in the future.

[CHART]

1998     12.86%
1999    -20.45%
2000     20.16%
2001      0.08%
2002     18.62%
2003     -0.64%
2004      8.42%

DURING THE PERIOD SHOWN IN THE BAR CHART, THE HIGHEST RETURN FOR A QUARTER WAS 17.53% (QUARTER ENDED SEPTEMBER 30, 2002) AND THE LOWEST RETURN FOR A QUARTER WAS -9.57% (QUARTER ENDED MARCH 31, 1999).

AVERAGE ANNUAL TOTAL RETURN (FOR PERIODS ENDING DECEMBER 31, 2004)(1)

                                                            U.S. GOVERNMENT          LEHMAN LONG
                                                               BOND FUND        TREASURY BOND INDEX(2)
------------------------------------------------------------------------------------------------------
PAST ONE YEAR                                                     8.42%                 7.70%
PAST FIVE YEARS                                                   8.98%                10.07%
SINCE INCEPTION (08/18/97)(3)                                     5.80%                 8.45%

(1) THESE FIGURES ASSUME THE REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS.
(2) THE LEHMAN LONG TREASURY BOND INDEX IS AN UNMANAGED INDEX THAT IS A WIDELY RECOGNIZED INDICATOR OF U.S. GOVERNMENT BOND PERFORMANCE. RETURNS REFLECT NO DEDUCTION FOR FEES, EXPENSES OR TAXES.
(3) THE FUND COMMENCED CONTINUOUS OPERATIONS ON AUGUST 18, 1997. PRIOR TO THAT TIME, DUE TO THE NATURE OF THE FUND'S INVESTMENT ACTIVITY, THE FUND EXPERIENCED PERIODS WITH ZERO NET ASSETS. PERIODS OF OPERATION, INCLUDING RETURNS FOR EACH DISCRETE PERIOD, WERE AS FOLLOWS: MAY 29, 1997 TO JUNE 5, 1997, 1.50%; JUNE 24, 1997 TO JULY 14, 1997, 2.20%; JULY 29, 1997 TO AUGUST
     12, 1997, -3.30%.

FEES AND EXPENSES OF THE FUND

This table and example are designed to assist you in understanding the fees and expenses that you may pay as an investor in the shares.

OWNERS OF VARIABLE ANNUITY AND INSURANCE CONTRACTS THAT INVEST IN THE FUND SHOULD REFER TO THE VARIABLE INSURANCE CONTRACT PROSPECTUS FOR A DESCRIPTION OF FEES AND EXPENSES, AS THE TABLE AND EXAMPLE DO NOT REFLECT DEDUCTIONS AT THE SEPARATE ACCOUNT LEVEL OR CONTRACT LEVEL FOR ANY CHARGES THAT MAY BE INCURRED UNDER A CONTRACT. IF THE TABLE AND EXAMPLE WERE TO REFLECT THE DEDUCTION OF INSURANCE CHARGES, FEES AND EXPENSES WOULD BE HIGHER.

SHAREHOLDER FEES                                                                          NONE
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
  MANAGEMENT FEES                                                                         0.50%
  DISTRIBUTION (12b-1) FEES                                                               NONE
  OTHER EXPENSES                                                                          0.71%
TOTAL ANNUAL FUND OPERATING EXPENSES                                                      1.21%

EXAMPLE

This Example is intended to help you compare the cost of investing in the shares of the U.S. Government Bond Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

      1 YEAR                 3 YEARS                 5 YEARS            10 YEARS
--------------------------------------------------------------------------------
      $ 127                   $ 396                   $ 684              $ 1,506

JUNO FUND
FUND INFORMATION

FUND OBJECTIVE

The Juno Fund seeks to provide total returns that will inversely correlate to the price movements of a benchmark for U.S. Treasury debt instruments or futures contract on a specified debt instrument. The Fund's current benchmark is the inverse of the daily price movement of the Long Treasury Bond. The Long Treasury Bond is the U.S. Treasury bond with the longest maturity, which is currently 30 years. The price movement of the Long Treasury Bond is based on the daily price change of the most recently issued Long Treasury Bond.

If the Fund meets its objective, the value of the Fund's shares will tend to increase on a daily basis when the price of the Long Treasury Bond decreases. When the price of the Long Treasury Bond increases, however, the value of the Fund's shares should decrease on a daily basis by an inversely proportionate amount (e.g., if the price of the Long Treasury Bond increases by 2%, the value of the Fund's shares should go down by 2% on that day).

INVESTMENT STRATEGY

Unlike a traditional index fund, the Fund's benchmark is to perform, on a daily basis, exactly opposite its benchmark, the Long Treasury Bond. As its primary investment strategy, the Fund enters into short sales and swap transactions, and engages in futures and options transactions. On a day-to-day basis, the Fund holds U.S. Government securities or cash equivalents to collateralize these obligations.

PRINCIPAL RISKS

In addition to the risks common to investing in any Benchmark Fund, the Juno Fund is subject to a number of other risks that may affect the value of its shares, including:

FIXED INCOME RISK - The Fund's fixed income investments will change in value in response to interest rate changes and other factors. In addition, the value of securities with longer maturities will fluctuate more in response to interest rate changes. These interest rate changes and other factors may also negatively affect the Fund's short sales of fixed income securities.

SHORT SALES RISK - Short sales are transactions in which the Fund sells a security it does not own. If the security the Fund sold short goes down in price between the time the Fund sells the security and closes its short position, the Fund will realize a gain on the transaction. Conversely, if the security goes up in price during the period, the Fund will realize a loss on the transaction. The risk of such price increases is the principal risk of engaging in short sales. The Fund may also be subject to expenses related to short sales such as borrowing and margin account maintenance costs, which may negatively impact the performance of the Fund.

FUND PERFORMANCE AND FEE INFORMATION

PERFORMANCE

The bar chart and table below show the performance of the Juno Fund for one year and as an average over different periods of time. The information in the table gives some indication of the risks of an investment in the Fund by comparing the Fund's performance with a broad measure of market performance. Of course, this past performance does not necessarily indicate how the Fund will perform in the future.

[CHART]

2004    -10.67%

DURING THE PERIOD SHOWN IN THE BAR CHART, THE HIGHEST RETURN FOR A QUARTER WAS 5.97% (QUARTER ENDED JUNE 30, 2004) AND THE LOWEST RETURN FOR A QUARTER WAS -7.49% (QUARTER ENDED MARCH 31, 2004).

AVERAGE ANNUAL TOTAL RETURN (FOR PERIODS ENDING DECEMBER 31, 2004)(1)

                                                                                  LEHMAN LONG
                                                            JUNO             TREASURY BOND INDEX(2)
---------------------------------------------------------------------------------------------------
PAST ONE YEAR                                               -10.67%                  7.70%
SINCE INCEPTION (05/01/03)                                   -6.94%                  4.59%

(1) THESE FIGURES ASSUME THE REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS.
(2) THE LEHMAN LONG TREASURY BOND INDEX IS AN UNMANAGED INDEX THAT IS A WIDELY RECOGNIZED INDICATOR OF U.S. GOVERNMENT BOND PERFORMANCE. RETURNS REFLECT NO DEDUCTION FOR FEES, EXPENSES OR TAXES.

FEES AND EXPENSES OF THE FUND

This table and example are designed to assist you in understanding the fees and expenses that you may pay as an investor in the shares.

OWNERS OF VARIABLE ANNUITY AND INSURANCE CONTRACTS THAT INVEST IN THE FUND SHOULD REFER TO THE VARIABLE INSURANCE CONTRACT PROSPECTUS FOR A DESCRIPTION OF FEES AND EXPENSES, AS THE TABLE AND EXAMPLE DO NOT REFLECT DEDUCTIONS AT THE SEPARATE ACCOUNT LEVEL OR CONTRACT LEVEL FOR ANY CHARGES THAT MAY BE INCURRED UNDER A CONTRACT. IF THE TABLE AND EXAMPLE WERE TO REFLECT THE DEDUCTION OF INSURANCE CHARGES, FEES AND EXPENSES WOULD BE HIGHER.

SHAREHOLDER FEES                                                                          NONE
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
  MANAGEMENT FEES                                                                          .90%
  DISTRIBUTION (12b-1) FEES                                                               NONE
  OTHER EXPENSES                                                                          4.12%
TOTAL ANNUAL FUND OPERATING EXPENSES                                                      5.02%

EXAMPLE

This Example is intended to help you compare the cost of investing in the shares of the Juno Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

      1 YEAR                 3 YEARS                 5 YEARS            10 YEARS
--------------------------------------------------------------------------------
      $ 527                  $ 1,577                 $ 2,621             $ 5,207

MEKROS FUND

FUND INFORMATION

FUND OBJECTIVE

The Mekros Fund seeks to provide investment results that correlate to the performance of a specific benchmark for small-cap securities. The Fund's current benchmark is the Russell 2000 Index(R).

If the Fund meets its objective, the value of the Fund's shares will tend to increase during times when the performance of its benchmark is increasing. When the value of its benchmark is decreasing, the value of the Fund's shares will tend to decrease.

PRINCIPAL INVESTMENT STRATEGY

The Fund invests principally in securities of companies included on the Russell 2000 Index(R) and in leveraged instruments, such as equity swap agreements, futures contracts and options on securities, futures contracts, and stock indices. Swap agreements and futures and options contracts, if used properly, may enable the Fund to meet its objective by increasing the Fund's exposure to the securities included in its benchmark or to securities whose performance is highly correlated to its benchmark. The Fund's investment adviser will attempt to consistently apply leverage to increase the Fund's exposure to 150% of its benchmark. The Fund holds U.S. Government securities or cash equivalents to collateralize these futures and options contracts.

PRINCIPAL RISKS

In addition to the risks common to investing in any Benchmark Fund, the Mekros Fund is subject to a number of other risks that may affect the value of its shares, including:

EQUITY RISK - The equity markets are volatile, and the value of the Fund's equity securities and equity derivatives, such as futures and options contracts, may fluctuate significantly from day to day. This volatility may cause the value of your investment in the Fund to decrease.

LEVERAGING RISK - The more the Fund invests in leveraged instruments, the more this leverage will magnify any gains or losses on those investments. Since the Fund's investment strategy involves consistently applied leverage, the value of the Fund's shares will tend to increase or decrease more than the value of any increase or decrease in its benchmark. Leverage will also have the effect of magnifying tracking error risk.

SMALL ISSUER RISK - In comparison to securities of companies with large capitalizations, securities of small-capitalization companies may have more price volatility, greater spreads between their bid and ask prices, significantly lower trading volumes, and cyclical or static growth prospects. Small-capitalization companies often have limited product lines, markets or financial resources, and may therefore be more vulnerable to adverse developments than large-capitalization companies.

TRACKING ERROR RISK - Tracking error risk may be more significant for the Fund compared to other Benchmark Funds, due to the Fund's consistent application of leverage to increase exposure to its benchmark.

FUND PERFORMANCE AND FEE INFORMATION

PERFORMANCE

The bar chart and table below show the performance of the Mekros Fund both year by year and as an average over different periods of time. The variability of performance over time provides an indication of the risks of investing in the Fund. Of course, this past performance does not necessarily indicate how the Fund will perform in the future.

[CHART]

2002    -35.45%
2003     64.28%
2004     25.20%

DURING THE PERIOD SHOWN IN THE BAR CHART, THE HIGHEST RETURN FOR A QUARTER WAS 34.94% (QUARTER ENDED JUNE 30, 2003) AND THE LOWEST RETURN FOR A QUARTER WAS -30.50% (QUARTER ENDED SEPTEMBER 30, 2002).

AVERAGE ANNUAL TOTAL RETURN (FOR PERIODS ENDING DECEMBER 31, 2004)(1)

                                                            MEKROS              RUSSELL 2000 INDEX(2)
-----------------------------------------------------------------------------------------------------
PAST ONE YEAR                                               25.20%                      18.33%
SINCE INCEPTION (10/01/2001)                                18.00%                      17.92%

(1) THESE FIGURES ASSUME THE REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS.
(2) THE RUSSELL 2000 INDEX(R) IS AN UNMANAGED INDEX THAT IS A WIDELY RECOGNIZED INDICATOR OF SMALLER CAPITALIZATION COMPANYS' PERFORMANCE. RETURNS REFLECT NO DEDUCTION FOR FEES OR EXPENSES. RETURNS REFLECT NO DEDUCTION FOR FEES, EXPENSES OR TAXES.

FEES AND EXPENSES OF THE FUND

This table and example are designed to assist you in understanding the fees and expenses that you may pay as an investor in the shares.

OWNERS OF VARIABLE ANNUITY AND INSURANCE CONTRACTS THAT INVEST IN THE FUND SHOULD REFER TO THE VARIABLE INSURANCE CONTRACT PROSPECTUS FOR A DESCRIPTION OF FEES AND EXPENSES, AS THE TABLE AND EXAMPLE DO NOT REFLECT DEDUCTIONS AT THE SEPARATE ACCOUNT LEVEL OR CONTRACT LEVEL FOR ANY CHARGES THAT MAY BE INCURRED UNDER A CONTRACT. IF THE TABLE AND EXAMPLE WERE TO REFLECT THE DEDUCTION OF INSURANCE CHARGES, FEES AND EXPENSES WOULD BE HIGHER.

SHAREHOLDER FEES                                                                           NONE
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
  MANAGEMENT FEES                                                                          0.90%
  DISTRIBUTION (12b-1) FEES                                                                NONE
  OTHER EXPENSES                                                                           0.75%
TOTAL ANNUAL FUND OPERATING EXPENSES                                                       1.65%

EXAMPLE

This Example is intended to help you compare the cost of investing in the shares of the Mekros Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

      1 YEAR                 3 YEARS                 5 YEARS            10 YEARS
--------------------------------------------------------------------------------
      $ 173                   $ 537                   $ 925              $ 2,011

PRECIOUS METALS FUND

FUND INFORMATION

FUND OBJECTIVE

The Precious Metals Fund seeks to provide capital appreciation by investing in U.S. and foreign companies that are involved in the precious metals sector, including exploration, mining, production and development, and other precious metals-related services ("Precious Metals Companies").

PRINCIPAL INVESTMENT STRATEGY

The Fund invests substantially all of its assets in equity securities of Precious Metals Companies that are traded in the United States and foreign countries. Precious metals include gold, silver, platinum and other precious metals. Precious Metals Companies include precious metal manufacturers; distributors of precious metal products, such as jewelry, metal foil or bullion; mining and geological exploration companies; and companies which provide services to Precious Metals Companies. The Fund may also engage in futures and options transactions, and purchase ADRs and U.S. Government securities.

PRINCIPAL RISKS

The Precious Metals Fund is subject to a number of other risks that may affect the value of its shares, including:

MARKET RISK - The Fund's value may fluctuate from day to day. Due to market conditions, Fund shares may decline in value causing you to lose money.

EQUITY RISK - The equity markets are volatile, and the value of the Fund's equity securities and equity derivatives, such as futures and options contracts, may fluctuate significantly from day to day. This volatility may cause the value of your investment in the Fund to decrease.

DERIVATIVES RISK - The Fund's use of derivatives such as futures, options and swap agreements to pursue their investment objectives may expose the Fund to additional risks that it would not be subject to if it invested directly in the securities underlying those derivatives. These risks may cause the Fund to experience higher losses than funds that do not use derivatives.

NON-DIVERSIFICATION RISK - The Fund is considered non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single security could cause greater fluctuations in the value of Fund shares than would occur in a more diversified fund.

ACTIVE TRADING RISK - A significant portion of the assets of the Fund come from investors who take part in certain strategic and tactical asset allocation programs. The Fund anticipates that investors who take part in these programs may frequently redeem or exchange shares of the Fund, which may cause the Fund to experience high portfolio turnover. Higher portfolio turnover may result in the Fund paying higher levels of transaction costs and generating greater tax liabilities for shareholders. In addition, large movements of assets into and out of the Fund may negatively impact the Fund's ability to achieve its investment objective.

SMALL AND MEDIUM ISSUER RISK - Small and medium capitalization companies may be more vulnerable than larger, more established organizations to adverse business or economic developments. In particular, small capitalization companies may have limited product lines, markets, and financial resources and may be dependent upon a relatively small management group. These securities may be listed on an exchange or trade over-the-counter and may or may not pay dividends.

PRECIOUS METALS SECTOR CONCENTRATION RISK - The risk that the relatively few securities of issuers in the mining industry that the Fund purchases will underperform the market as a whole. To the extent that the Fund's investments are concentrated in issuers conducting business in the same industry, the Fund is subject to legislative or regulatory changes, adverse market conditions and/or increased competition affecting that industry, as well as to the volatility of global prices for precious metals. The prices of precious metals may fluctuate widely due to changes in inflation or inflation expectations, currency fluctuations, speculation, worldwide demand and political developments in precious metals producing countries.

FOREIGN INVESTMENT RISK - Investments in securities of foreign companies can be more volatile than investments in U.S. companies. Diplomatic, political, or economic developments could affect investment in foreign countries. Foreign companies generally are not subject to uniform accounting, auditing, and financial reporting standards comparable to those applicable to U.S. domestic companies. The value of securities denominated in foreign currencies can change when foreign currencies strengthen or weaken relative to the U.S. dollar. These currency movements may negatively impact the value of a Fund security even when there is no change in the value of the security in the issuer's home country. Under normal circumstances, the Fund does not plan to hedge against the risk of currency exchange rate fluctuations.

EARLY CLOSING RISK - The Fund is subject to the risk that unanticipated early closings of securities exchanges will result in the Fund being unable to sell or buy securities on that day. If an exchange closes early on a day when the Fund needs to execute a high volume of securities trades late in a trading day, the Fund might incur substantial trading losses.

FUND PERFORMANCE AND FEE INFORMATION

PERFORMANCE

The bar chart and table below show the performance of the Precious Metals Fund both year by year and as an average over different periods of time. For investment activity prior to November 1998, the Fund's performance reflected insurance-related charges that had the effect of reducing returns. Subsequent periods do not reflect insurance charges which, if reflected, would similarly have the effect of reducing returns. The variability of performance over time provides an indication of the risks of investing in the Fund. Of course, this past performance does not necessarily indicate how the Fund will perform in the future. Prior to October 1, 1999, the Precious Metals Fund's objective was to provide investment results that corresponded to a benchmark for precious metals-related securities.

[CHART]

1998                -17.24%
1999                 -3.58%
2000                -20.63%
2001                 12.99%
2002                 45.59%
2003                 40.90%
2004                -14.21%

DURING THE PERIOD SHOWN IN THE BAR CHART, THE HIGHEST RETURN FOR A QUARTER WAS 31.42% (QUARTER ENDED MARCH 31, 2002 AND THE LOWEST RETURN FOR A QUARTER WAS -20.72% (QUARTER ENDED JUNE 30, 2004).

AVERAGE ANNUAL TOTAL RETURN (FOR PERIODS ENDING DECEMBER 31, 2004)(1)

                                                        PRECIOUS METALS FUND      S&P 500 INDEX (2)
---------------------------------------------------------------------------------------------------
PAST ONE YEAR                                                 -14.21%                 10.89%
PAST FIVE YEARS                                                 9.56%                 -2.30%
SINCE INCEPTION (05/29/97)                                     -1.61%                  6.46%

(1) THESE FIGURES ASSUME THE REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS.
(2) THE S&P 500(R) INDEX IS AN UNMANAGED CAPITALIZATION-WEIGHTED INDEX COMPOSED OF 500 COMMON STOCKS, WHICH ARE CHOSEN BY THE STANDARD & POOR'S CORPORATION (S&P) ON A STATISTICAL BASIS. RETURNS REFLECT NO DEDUCTION FOR FEES, EXPENSES OR TAXES.

FEES AND EXPENSES OF THE FUND

This table and example are designed to assist you in understanding the fees and expenses that you may pay as an investor in the shares.

OWNERS OF VARIABLE ANNUITY AND INSURANCE CONTRACTS THAT INVEST IN THE FUND SHOULD REFER TO THE VARIABLE INSURANCE CONTRACT PROSPECTUS FOR A DESCRIPTION OF FEES AND EXPENSES, AS THE TABLE AND EXAMPLE DO NOT REFLECT DEDUCTIONS AT THE SEPARATE ACCOUNT LEVEL OR CONTRACT LEVEL FOR ANY CHARGES THAT MAY BE INCURRED UNDER A CONTRACT. IF THE TABLE AND EXAMPLE WERE TO REFLECT THE DEDUCTION OF INSURANCE CHARGES, FEES AND EXPENSES WOULD BE HIGHER.

SHAREHOLDER FEES                                                                          NONE
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
  MANAGEMENT FEES                                                                         0.75%
  DISTRIBUTION (12b-1) FEES                                                               NONE
  OTHER EXPENSES                                                                          0.71%
TOTAL ANNUAL FUND OPERATING EXPENSES                                                      1.46%

EXAMPLE

This Example is intended to help you compare the cost of investing in the shares of the Precious Metals Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

      1 YEAR                 3 YEARS                 5 YEARS            10 YEARS
--------------------------------------------------------------------------------
       $ 153                  $ 476                   $ 822              $ 1,796

SECTOR ROTATION FUND

FUND INFORMATION

FUND OBJECTIVE

The Sector Rotation Fund seeks long term capital appreciation.

PRINCIPAL INVESTMENT STRATEGY

The Fund seeks to respond to the dynamically changing economy by moving its investments among different sectors or industries. Each month the Advisor, using a quantitative methodology, ranks approximately sixty-two different industries based on price momentum as determined by the recent performance of the various industries over the various near-term time periods. The Fund then invests in the top ranked industries. Subject to maintaining adequate liquidity in the Fund, each industry or sector investment is intended to represent the entire industry or sector. The Fund invests in equity securities, but may also invest in equity derivatives such as futures contracts, options and swap transactions. The Fund may also enter into short sales.

PRINCIPAL RISKS

The Sector Rotation Fund is subject to a number of risks that may affect the value of its shares, including:

MARKET RISK - The Fund's value may fluctuate from day to day. Due to market conditions, Fund shares may decline in value causing you to lose money.

EQUITY RISK - The equity markets are volatile, and the value of the Fund's equity securities and equity derivatives, such as futures and options contracts, may fluctuate significantly from day to day. This volatility may cause the value of your investment in the Fund to decrease.

DERIVATIVES RISK - The Fund's use of derivatives such as futures, options and swap agreements to pursue its investment objectives may expose the Fund to additional risks that it would not be subject to if it invested directly in the securities underlying those derivatives. These risks may cause the Fund to experience higher losses than funds that do not use derivatives.

NON-DIVERSIFICATION RISK - The Fund is considered non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single security could cause greater fluctuations in the value of Fund shares than would occur in a more diversified fund.

SWAP COUNTERPARTY CREDIT RISK - The Fund is subject to credit risk on the amount it expects to receive from swap agreement counterparties. If a swap counterparty defaults on its payment obligations to the Fund, this default will cause the value of your investment in the Fund to decrease.

SMALL AND MEDIUM ISSUER RISK - Small and medium capitalization companies may be more vulnerable than larger, more established organizations to adverse business or economic developments. In particular, small capitalization companies may have limited product lines, markets, and financial resources and may be dependent upon a relatively small management group. These securities may be listed on an exchange or trade over-the-counter and may or may not pay dividends.

INVESTMENT STYLE RISK - The Fund is subject to the risk that the Advisor's use of a price momentum-driven investment strategy may cause the Fund to underperform other types of mutual funds that use different investment strategies during periods when price momentum investing is out of favor.

EARLY CLOSING RISK - The Fund is subject to the risk that unanticipated early closings of securities exchanges will result in the Fund being unable to sell or buy securities on that day. If an exchange closes early on a day when the Fund needs to execute a high volume of securities trades late in a trading day, the Fund might incur substantial trading losses.

FUND PERFORMANCE AND FEE INFORMATION

PERFORMANCE

The bar chart and table below show the performance of the Sector Rotation Fund both year by year and as an average over different periods of time. The variability of performance over time provides an indication of the risks of investing in the Fund. Of course, this past performance does not necessarily indicate how the Fund will perform in the future.

[CHART]

2002                -22.40%
2003                 29.97%
2004                 10.71%

DURING THE PERIOD SHOWN IN THE BAR CHART, THE HIGHEST RETURN FOR A QUARTER WAS 14.70% (QUARTER ENDED JUNE 30, 2003) AND THE LOWEST RETURN FOR A QUARTER WAS -2.71% (QUARTER ENDED MARCH 31, 2003).

AVERAGE ANNUAL TOTAL RETURN (FOR PERIODS ENDING DECEMBER 31, 2004)(1)

                                          SECTOR ROTATION       S&P 500 INDEX (2)
---------------------------------------------------------------------------------
PAST ONE YEAR                                  10.71%                 10.89%
SINCE INCEPTION (05/01/2002)                    4.20%                  6.04%

(1) THESE FIGURES ASSUME THE REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS.
(2) THE S&P 500(R) INDEX IS AN UNMANAGED CAPITALIZATION-WEIGHTED INDEX COMPOSED OF 500 COMMON STOCKS, WHICH ARE CHOSEN BY THE STANDARD & POOR'S CORPORATION (S&P) ON A STATISTICAL BASIS. RETURNS REFLECT NO DEDUCTION FOR FEES, EXPENSES OR TAXES.

FEES AND EXPENSES OF THE FUND

This table and example are designed to assist you in understanding the fees and expenses that you may pay as an investor in the shares. OWNERS OF VARIABLE ANNUITY AND INSURANCE CONTRACTS THAT INVEST IN THE FUND SHOULD REFER TO THE VARIABLE INSURANCE CONTRACT PROSPECTUS FOR A DESCRIPTION OF FEES AND EXPENSES, AS THE TABLE AND EXAMPLE DO NOT REFLECT DEDUCTIONS AT THE SEPARATE ACCOUNT LEVEL OR CONTRACT LEVEL FOR ANY CHARGES THAT MAY BE INCURRED UNDER A CONTRACT. IF THE TABLE AND EXAMPLE WERE TO REFLECT THE DEDUCTION OF INSURANCE CHARGES, FEES AND EXPENSES WOULD BE HIGHER.

SHAREHOLDER FEES                                                                          NONE
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
  MANAGEMENT FEES                                                                         0.90%
  DISTRIBUTION (12b-1) FEES                                                               NONE
  OTHER EXPENSES                                                                          0.73%
TOTAL ANNUAL FUND OPERATING EXPENSES                                                      1.63%

EXAMPLE

This Example is intended to help you compare the cost of investing in the shares of the Sector Rotation Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

      1 YEAR                 3 YEARS                 5 YEARS            10 YEARS
--------------------------------------------------------------------------------
      $ 171                   $ 531                   $ 914              $ 1,988

MORE INFORMATION ABOUT FUND
INVESTMENTS AND RISK

THE BENCHMARK FUNDS' INVESTMENT OBJECTIVES

With the exception of the Mekros Fund, the Benchmark Funds' objective is to provide investment results that match the performance of a specific benchmark on a daily basis. The Mekros Fund's objective is to provide investment results that correlate to the performance of a specific benchmark over time. The investment objective of each Fund is non-fundamental and may be changed without shareholder approval.

The current benchmark used by each Fund is set forth below:

FUND                                                  BENCHMARK
-----------------------------------------------------------------------------------------------------------------------
NOVA FUND                                             150% OF THE PERFORMANCE OF THE S&P 500(R) Index
URSA FUND                                             INVERSE (OPPOSITE) OF THE PERFORMANCE OF THE S&P 500(R) Index
OTC FUND                                              THE NASDAQ 100 INDEX(R)
ARKTOS FUND                                           INVERSE (OPPOSITE) OF THE PERFORMANCE OF THE NASDAQ 100 INDEX(R)
U.S. GOVERNMENT BOND FUND                             120% OF THE PRICE MOVEMENT OF THE LONG TREASURY BOND
JUNO FUND                                             INVERSE (OPPOSITE) OF THE PERFORMANCE OF THE LONG TREASURY BOND
MEKROS FUND                                           150% OF THE PERFORMANCE OF THE RUSSELL 2000 INDEX(R)


A BRIEF GUIDE TO THE BENCHMARKS.

THE S&P 500(R) INDEX. The S&P 500(R) Index is a capitalization-weighted index composed of 500 common stocks, which are chosen by the Standard & Poor's Corporation ("S&P") on a statistical basis.

THE NASDAQ 100 INDEX(R). The Nasdaq 100 Index(R) is a modified capitalization-weighted index composed of 100 of the largest non-financial companies listed on the Nasdaq Stock Market, Inc. ("Nasdaq").

RUSSELL 2000 INDEX(R). The Russell 2000 Index(R) is composed of the 2,000 smallest companies in the Russell 3000 Index(R), representing approximately 11% of the Russell 3000 total market capitalization. The Russell 3000 index(R) is composed of the 3,000 largest U.S. companies ranked by total market capitalization, representing approximately 98% of the U.S. investable equity market. As of December 31, 2004, the Russell 2000 Index(R) included companies with capitalizations between $16 million and $6.5 billion.

THE LONG TREASURY BOND. The Long Treasury Bond is the current U.S. Treasury bond with the longest maturity. Currently, the longest maturity of a U.S. Treasury Bond is 30 years.


UNDERSTANDING COMPOUNDING & THE EFFECT OF LEVERAGE

It is important to understand the effects of compounding when investing in any mutual fund, especially funds which use leverage as part of their investment strategy. The following simple examples provide an illustration:

   EXAMPLE A: Assume you invest $100 in Fund A, a typical index fund that seeks to match the performance of its underlying index. If the index increases 10% on day one, the value of the your shares in Fund A would be expected to increase $10 (10% of $100) to $110. The next day, if the index decreases 10%, the value of your shares in Fund A would be expected to decrease $11 (10% of $110) to $99.

   EXAMPLE B: Assume you invested $100 in Fund B, a fund that seeks to return 150% of the performance of the same index. On day one, the value of your shares in Fund B would be expected to increase $15 (15% of $100) to $115. On day two, however, the value of your shares in the leveraged fund would be expected to decrease $17.25 (15% of $115) to $97.75.

Because of the effect of compounding, in each case the value of your investment declined even though the index went up 10% on day one and down 10% on day two. However, the effect of compounding was more pronounced when combined with leverage (Example B). In addition, because of the effect of compounding, the performance of a leveraged fund is more likely to match the performance of its underlying index on a daily basis than over an extended period of time.

ADVISOR'S INVESTMENT METHODOLOGY

Rydex Investments (the "Advisor"), develops and implements structured investment strategies designed to achieve each Fund's objective.

The Advisor uses quantitative methods to construct portfolios that correlate highly with their respective benchmarks. Statistical techniques are then used to determine the optimal mix of assets for each Fund. The Advisor places particular emphasis on controlling risk relative to each Fund's benchmark or market sector in order to maintain consistency and predictability.

With the exception of the Sector Rotation Fund, the Advisor does not engage in temporary defensive investing, keeping each Fund fully invested in all market environments.

BENCHMARK FUNDS. The Advisor's primary objective for the Benchmark Funds is to correlate with the performance of the index underlying each Fund's benchmark. The following Benchmark Funds -- the Nova, U.S. Government Bond, and Mekros Funds -- are invested to achieve returns that exceed the returns of the indices underlying their benchmarks. These leveraged returns are achieved not by borrowing, but by the use of futures and other instruments that simulate leveraged returns without requiring a commitment of cash in excess of the Fund's assets. For the Ursa, Arktos, and Juno Funds, the Advisor uses short selling techniques to produce returns that move inversely to the performance of their respective indices.

SECTOR FUND. In managing the Precious Metals Fund, the Advisor's objective is to develop a liquid portfolio of stocks that effectively represents a particular economic segment of the market. Because appropriate published indices are not available for many of the Rydex Sector Funds, the Advisor has developed its own methodology to construct objective performance benchmarks. The Advisor first identifies the investment universe for each sector, which is defined as companies that derive at least 50% of their assets, gross income or net profits from business activity in the given sector. The Advisor then employs a quantitative model to screen companies based on criteria of capitalization, liquidity and correlation. The resulting portfolio is weighted by market capitalization with some modifications to ensure diversification. The Advisor closely monitors the efficacy of this methodology, and makes periodic changes in the composition of the Fund to ensure that the Fund remains a valid representative of its sector.

SECTOR ROTATION FUND. Each month, the Advisor ranks all industries according to several measures of price momentum. The top-ranked industries are selected for the Advisor's buy list. In order to ensure liquidity in the underlying securities for purchase, approximately 2000 securities are eligible for purchase from the industry buy list. The Advisor uses this methodology to rotate the Fund's investments among a variety of industries along with sectors in order to take advantage of volatility in top performing sectors. The Fund may, at times, also short-sell securities in industries or sectors that exhibit particularly low momentum measurement scores. The Advisor may invest in cash or cash-type securities (high-quality, short-term debt securities issued by corporations, financial institutions, the U.S. Government or foreign governments) as a temporary defensive position to avoid losses during adverse market conditions. Taking a temporary defensive position could reduce the benefit to the Fund if the market goes up. In this case, the Fund may not achieve its investment goal.

OTHER INVESTMENT PRACTICES AND STRATEGIES

Please see the statement of additional information (the "SAI") for a more complete list of portfolio investment strategies, permitted investments and related risks.

RISKS OF INVESTING IN THE FUNDS

As indicated below, the Funds are subject to a number of risks that may affect the value of Fund shares.

EQUITY RISK (ALL FUNDS EXCEPT JUNO AND U.S. GOVERNMENT BOND FUNDS) - The Funds may invest in public and privately issued equity securities, including common and preferred stocks, warrants, and rights, as well as instruments that attempt to track the price movement of equity indices. Investments in equity securities and equity derivatives in general are subject to market risks that may cause their prices to fluctuate over time. The value of securities convertible into equity securities, such as warrants or convertible debt, is also affected by prevailing interest rates, the credit quality of the issuer and any call provision. Fluctuations in the value of equity securities in which the Funds invest will cause the net asset value of the Funds to fluctuate. Historically, the equity markets have moved in cycles, and the value of the Fund's equity securities and equity derivatives may fluctuate drastically from day to day. Because of their link to the equity markets and use of leverage, an investment in the Funds may be more suitable for long-term investors who can bear the risk of short-term principal fluctuations, which at times may be significant.

FIXED INCOME RISK (JUNO AND U.S. GOVERNMENT BOND FUNDS) - The market value of fixed income investments will change in response to interest rate changes and other factors. During periods of falling interest rates, the values of outstanding fixed income securities generally rise. Conversely, during periods of rising interest rates, the values of such securities generally decline. Moreover, while securities with longer maturities tend to produce higher yields, the prices of longer maturity securities are also subject to greater market fluctuations as a result of changes in interest rates.

NON-DIVERSIFICATION RISK (ALL FUNDS) - Since each Fund is non-diversified, each Fund may invest in the securities of a limited number of issuers. To the extent that a Fund invests a significant percentage of its assets in a limited number of issuers, the Fund is subject to the risks of investing in those few issuers, and may be more susceptible to a single adverse economic or regulatory occurrence.

INDUSTRY CONCENTRATION RISK (OTC, ARKTOS, AND SECTOR FUNDS) - None of the Benchmark Funds will invest 25% or more of the value of a Fund's total assets in the securities of one or more issuers conducting their principal business activities in the same industry or group of industries; except that, to the extent the index underlying a Fund's benchmark is concentrated in a particular industry, a Fund will necessarily be concentrated in that industry. Currently, the index underlying the OTC and Arktos Funds' benchmark -- the Nasdaq 100 Index(R) -- is concentrated in technology companies. The Sector Fund invests in the securities of a limited number of issuers conducting business in a specific market sector and therefore may be concentrated in an industry or group of industries within a sector. The risk of concentrating Fund investments in a limited number of issuers conducting business in the same industry or group of industries is that a Fund will be more susceptible to the risks that are associated with that industry or group of industries than a fund that does not concentrate its investments.

TRACKING ERROR RISK (BENCHMARK FUNDS) - Tracking error risk refers to the risk that the Benchmark Funds' returns may not match or correlate to the returns of their respective benchmarks on either a daily or aggregate basis. Factors such as Fund expenses, imperfect correlation between the Funds' investments and those of their benchmarks, rounding of share prices, changes to the benchmark, regulatory policies, high portfolio turnover rate and leverage all contribute to tracking error.

TRADING HALT RISK (ALL FUNDS) - The Funds typically may hold short-term options and futures contracts. The major exchanges on which these contracts are traded, such as the Chicago Mercantile Exchange ("CME"), have established limits on how much an option or futures contract may decline over various time periods within a day. If an option or futures contract's price declines more than the established limits, trading on the exchange is halted on that instrument. If a trading halt occurs, the Fund may temporarily be unable to purchase or sell options or futures contracts. Such a trading halt near the time the Fund prices its shares may limit the Fund's ability to use leverage and may prevent the Fund from achieving its investment objective. In such an event, a Fund also may be required to use a "fair-value" method to price its outstanding contracts.

FOREIGN SECURITIES RISK (SECTOR ROTATION AND SECTOR FUNDS) - Investing in securities of foreign companies may involve risks not typically associated with investing in U.S. companies. The value of securities denominated in foreign currencies, and of dividends from such securities, can change significantly when foreign currencies strengthen or weaken relative to the U.S. dollar. Foreign securities markets generally have less trading volume and less liquidity than U.S. markets, and prices in some foreign markets can be extremely volatile. Many foreign countries lack accounting and disclosure standards comparable to those that apply to U.S. companies, and it may be more difficult to obtain reliable information regarding a foreign issuer's financial condition and operations. Transaction costs and costs associated with custody services are generally higher for foreign securities than they are for U.S. securities. Some foreign governments levy withholding taxes against dividend and interest income. Although in some countries portions of these taxes are recoverable, the non-recovered portion will reduce the income received by the Funds.

FOREIGN CURRENCY RISK (SECTOR ROTATION AND SECTOR FUNDS) - The Funds' investments in securities denominated in foreign currencies are subject to currency risk. Currency risks include the following:

- The value of a Fund's assets measured in U.S. dollars may be affected by changes in currency exchange rates and exchange control regulations.

- A Fund may incur transaction costs in connection with conversions between various currencies.

Under normal circumstances, the Funds do not plan to hedge against the risks of variation in currency exchange rates relative to the U.S. dollar. As a result, the value of securities denominated in foreign currencies can change significantly when foreign currencies strengthen or weaken relative to the U.S. dollar.

FUTURES AND OPTIONS RISK (ALL FUNDS) - The Funds may invest a percentage of their assets in futures and options contracts. The Funds may use futures contracts and related options for bona fide hedging purposes to offset changes in the value of securities held or expected to be acquired. They may also be used to gain exposure to a particular market or instrument, to create a synthetic money market position, and for certain other tax-related purposes. The Funds will only enter into futures contracts traded on a national futures exchange or board of trade. Futures and options contracts are described in more detail below:

          FUTURES CONTRACTS - Futures contracts and options on futures contracts provide for the future sale by one party and purchase by another party of a specified amount of a specific security at a specified future time and at a specified price. An option on a futures contract gives the purchaser the right, in exchange for a premium, to assume a position in a futures contract at a specified exercise price during the term of the option. Index futures are futures contracts for various indices that are traded on registered securities exchanges.

          OPTIONS - The buyer of an option acquires the right to buy (a call option) or sell (a put option) a certain quantity of a security (the underlying security) or instrument at a certain price up to a specified point in time. The seller or writer of an option is obligated to sell (a call option) or buy (a put option) the underlying security. When writing (selling) call options on securities, the Funds may cover its position by owning the underlying security on which the option is written or by owning a call option on the underlying security. Alternatively, the Funds may cover its position by maintaining in a segregated account cash or liquid securities equal in value to the exercise price of the call option written by the Funds.

     The risks associated with the Funds' use of futures and options contracts include:
     - A Fund experiencing losses over certain ranges in the market that exceed losses experienced by a Fund that does not use futures contracts and options.

     - There may be an imperfect correlation between the changes in market value of the securities held by a Fund and the prices of futures and options on futures.

     - Although the Funds will only purchase exchange-traded futures, due to market conditions there may not always be a liquid secondary market for a futures contract or option. As a result, the Funds may be unable to close out their futures contracts at a time that is advantageous.

     - Trading restrictions or limitations may be imposed by an exchange, and government regulations may restrict trading in futures contracts and options.

     - Because option premiums paid or received by the Funds are small in relation to the market value of the investments underlying the options, buying and selling put and call options can be more speculative than investing directly in securities.

EARLY CLOSING RISK (ALL FUNDS) - The normal close of trading of securities on the Nasdaq and the New York Stock Exchange ("NYSE") is 4:00 p.m., Eastern Time. Unanticipated early closings may result in a Fund being unable to sell or buy securities on that day. If an exchange closes early on a day when one or more of the Funds needs to execute a high volume of securities trades late in a trading day, a Fund might incur substantial trading losses.

SHORT SALES RISK (URSA, ARKTOS, JUNO, AND SECTOR ROTATION FUNDS) - Short sales are transactions in which a Fund sells a security it does not own. To complete the transaction, the Fund must borrow the security to make delivery to the buyer. The Fund is then obligated to replace the security borrowed by purchasing the security at the market price at the time of replacement. The price at such time may be higher or lower than the price at which the security was sold by the Fund. If the underlying security goes down in price between the time the Fund sells the security and buys it back, the Fund will realize a gain on the transaction. Conversely, if the underlying security goes up in price during the period, the Fund will realize a loss on the transaction. Any such loss is increased by the amount of premium or interest the Fund must pay to the lender of the security. Likewise, any gain will be decreased by the amount of premium or interest the Fund must pay to the lender of the security. The Fund is also required to segregate other assets on its books to cover its obligation to return the security to the lender which means that those other assets may not be available to meet the Fund's needs for immediate cash or other liquidity. The Fund's investment performance may also suffer if the Fund is required to close out a short position earlier than it had intended. This would occur if the securities lender required the Fund to deliver the securities the Fund borrowed at the commencement of the short sale and the Fund was unable to borrow the securities from another securities lender or otherwise obtain the security by other means. In addition, the Fund may be subject to expenses related to short sales that are not typically associated with investing in securities directly, such as costs of borrowing and margin account maintenance costs associated with the Fund's open short positions. These expenses negatively impact the performance of the Fund. For example, when a Fund short sells an interest-bearing security, such as a bond, it is obligated to pay the interest on the security it has sold. This cost is partially offset by the interest earned by the Fund on the cash generated by the short sale. To the extent that the interest rate that the Fund is obligated to pay is greater than the interest earned by the Fund on investments, the performance of the Fund will be negatively impacted. This type of short sales expense is sometimes referred to as the "negative cost of carry," and will tend to cause a Fund to lose money on a short sale even in instances where the price of the underlying security sold short does not change over the duration of the short sale.

SMALL AND MEDIUM ISSUER RISK (MEKROS, SECTOR ROTATION, AND SECTOR FUNDS) - Small and medium capitalization companies may be more vulnerable than larger, more established organizations to adverse business or economic developments. In particular, small capitalization companies may have limited product lines, markets, and financial resources and may be dependent upon a relatively small management group. These securities may trade over-the-counter or be listed on an exchange and may or may not pay dividends.

SWAP COUNTERPARTY CREDIT RISK (BENCHMARK AND STRATEGIC FUNDS) - The Funds may enter into equity index or interest rate swap agreements for purposes of attempting to gain exposure to a particular group of stocks or to an index of stocks without actually purchasing those stocks, or to hedge a position. The Funds will use short-term swap agreements to exchange the returns (or differentials in rates of return) earned or realized in particular predetermined investments or instruments. A Fund will not enter into any swap agreement unless the Advisor believes that the other party to the transaction is creditworthy. The use of equity swaps involves risks that are different from those associated with ordinary portfolio securities transactions. Swap agreements may be considered to be illiquid. A Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty.

PORTFOLIO HOLDINGS

A description of the Funds' policies and procedures with respect to the disclosure of Fund portfolio securities is available in the SAI.

PURCHASING AND REDEEMING SHARES

Shares of the Funds are offered continuously. Investors may buy shares on any day that the NYSE is open for business (a "Business Day"). On any day that the New York Fed or the NYSE closes early, the principal government securities and corporate bond markets close early (such as on days in advance of holidays generally observed by participants in these markets), or as permitted by the SEC, the Funds reserve the right to advance the time on that day NAV is calculated and, correspondingly, the time by which purchase and redemption orders must be received. The U.S. Government Bond Fund and the Juno Fund will not accept transaction orders and will not calculate NAV on days when the U.S. Government bond market is closed, including Columbus Day and Veterans' Day.

Shares of each Fund can be purchased only by insurance companies for their separate accounts to fund variable life insurance and variable annuity contracts. All orders for the purchase of shares are subject to acceptance or rejection by the Trust. An insurance company purchases and redeems shares of each Fund based on, among other things, the amount of net contract premiums or purchase payments allocated to a separate account investment division, transfers to or from a separate account investment division, contract loans and repayments, contract withdrawals and surrenders, and benefit payments, at the Fund's net asset value per share calculated as of that same day.

All redemption requests will be processed and payment with respect thereto will be made within seven days after tender. With respect to each Fund, Rydex may suspend your right to redeem your shares during times when trading on the NYSE is suspended or restricted, or otherwise as permitted by the SEC. The Funds reserve the right to pay part of your redemption proceeds in liquid securities with a market value equal to the redemption price.

FREQUENT PURCHASES AND REDEMPTIONS OF FUND SHARES

The Benchmark Funds and Sector Funds are designed and operated to accommodate frequent trading by shareholders, and therefore, unlike most mutual funds, the Funds offer unlimited exchange privileges with no minimum holding periods or transaction fees. A significant portion of the assets of the Funds come from investors who take part in certain strategic and tactical asset allocation programs. The Funds anticipate that investors who take part in these programs may frequently redeem or exchange shares of the Funds, which may cause the Funds to experience high portfolio turnover. Higher portfolio turnover may result in the Funds paying higher levels of transaction costs. In addition, large movements of assets into and out of the Funds may negatively impact a Fund's ability to achieve its investment objective.

Unlike most other Rydex Funds, the Sector Rotation Fund (the "Strategic Fund") is not suitable for purchase by active investors. The Fund is intended for long-term investment purposes only and discourages shareholders from engaging in "market timing" or other types of excessive short-term trading. This frequent trading into and out of the Strategic Fund may present risks to the Fund's long-term shareholders, all of which could adversely affect shareholder returns. The risks posed by frequent trading include interfering with the efficient implementation of the Fund's investment strategies requiring the

Fund to maintain higher cash balances to meet redemption requests, and experiencing increased transaction costs. Consequently, the Board of Trustees has adopted policies and procedures designed to prevent frequent purchases and redemptions of shares of the Sector Rotation Fund.

Rydex Investments will take steps reasonably designed to detect and deter frequent trading by shareholders pursuant to the Strategic Fund's policies and procedures described in this Prospectus and approved by the Strategic Fund's Board of Trustees. Currently, the Strategic Fund restricts shareholders to no more than one substantive redemption out of a Fund (by any means, including exchanges) followed by a purchase of the same Fund (by any means, including exchanges) within any ninety-day period. "Substantive" means a dollar amount that the Advisor determines, in it sole discretion, could adversely affect management of a Fund. This restriction will not apply to systematic transactions, including rebalancing programs, automatic investment programs, and dividend reinvestment programs because the Trust reasonably determined that these categories of transactions do not raise frequent trading or market timing concerns. The Board of Trustees have also approved a redemption fee, however, to date the Strategic Fund's have not implemented this option nor has it chosen to impose costs or administrative fees on shareholders. In the event the Strategic Fund decides to implement the redemption fee, such fee will be imposed uniformly by the Strategic Fund subject to the limitations discussed below. For purposes of applying the Strategic Fund's policies, Rydex Investments may consider the trading history of accounts under common ownership or control. In addition, the Sector Rotation Fund reserves the right to reject any purchase request by any investor or group of investors for any reason without prior notice, including, in particular, Rydex Investments reasonably believes that the trading activity would be harmful or disruptive to the Fund.

Although these policies are designed to deter frequent trading, none of these measures alone nor all of them taken together eliminate the possibility that frequent trading in the Sector Rotation Fund will occur, particularly with respect to trades placed by shareholders that invest in the Fund through omnibus accounts maintained by insurance companies, brokers, retirement plan accounts and other financial intermediaries. The Fund's access to information about individual shareholder transactions made through such omnibus arrangements is often unavailable or severely limited. Because the Fund is sold exclusively through variable annuity and variable life insurance products, the Fund expects that all shares of the Fund will be owned on an omnibus basis by various insurance companies sponsoring such products on behalf of contract owners. As a result, the Fund's ability to enforce these policies (or assess any applicable redemption fee) will be solely dependent on the ability and willingness of the various insurance companies to assist in their enforcement. Thus, despite the Fund's policies and procedures, frequent trading could adversely affect the Fund and its long-term shareholders as discussed above.

NET ASSET VALUE

The price per share (the offering price) will be the NAV next determined after your purchase order is received by the Trust. You may also redeem all or any portion of your Fund shares at the next determined NAV after receipt of the redemption request. NAV is calculated by (1) taking the current market value of a Fund's total assets, (2) subtracting the liabilities, and (3) dividing that amount by the total number of shares owned by shareholders. For each Fund, the NAV is calculated once each Business Day as of the close of the NYSE (currently, 4:00 p.m., Eastern Time). If the exchange or market where a Fund's securities or other investments are primarily traded closes early -- such as on days in advance of holidays generally observed by participants in these markets -- the NAV may be calculated earlier in accordance with the policies set forth in the Funds' SAI. These dates are listed in the SAI.

In calculating NAV, each Fund generally values its investment portfolio based on the market price of the securities as of the time the Fund determines NAV. If market prices are unavailable or the Funds think that they are unreliable, such as instances where the value of a security has been materially affected by events occurring after the market closes, the Funds price those securities at fair value as determined in good faith using methods approved by the Board of Trustees.

The use of fair valuation in pricing a security involves the consideration of a number of subjective factors and therefore, is susceptible to the unavoidable risk that the valuation may be higher or lower than the price at which the security might actually trade if a reliable market price were readily available.

TO RECEIVE THE CURRENT BUSINESS DAY'S NAV, VARIABLE LIFE AND VARIABLE ANNUITY ACCOUNT INVESTORS SHOULD CONSULT THEIR SEPARATE ACCOUNT PROSPECTUS.

DIVIDENDS, DISTRIBUTIONS, AND TAXES

DIVIDENDS AND DISTRIBUTIONS

Income dividends and capital gain distributions, if any, are paid at least annually by each of the Funds, except the U.S. Government Bond Fund which declares and pays dividends daily to the insurance company. If you own Fund shares on a Fund's record date, you will be entitled to receive the dividend. The Trust, however, may declare a special capital gains distribution if the Board of Trustees believe that such a distribution would be in the best interest of the shareholders of a Fund.

TAXES

The following is a summary of some important tax issues that affect the Funds and their shareholders. The summary is based on current tax laws, which may be changed by legislative, judicial or administrative action. The Trust has not tried to present a detailed explanation of the tax treatment of the Funds, or the tax consequences of an investment in the Funds. MORE INFORMATION ABOUT TAXES IS LOCATED IN THE SAI. YOU ARE URGED TO CONSULT YOUR TAX ADVISER REGARDING SPECIFIC QUESTIONS AS TO FEDERAL, STATE AND LOCAL INCOME TAXES APPLICABLE TO YOUR INVESTMENT.

TAX STATUS OF EACH FUND

Each Fund is treated as a separate entity for federal tax purposes, and intends to qualify for the special tax treatment afforded regulated investment companies. As long as a Fund qualifies as a regulated investment company, it pays no federal income tax on the earnings it distributes to shareholders.

Special tax rules apply to life insurance companies, variable annuity contracts and variable life insurance contracts. Net investment income and net realized capital gains that a Fund distributes are not currently taxable when left to accumulate within a variable annuity or variable life insurance contract or under a qualified pension or retirement plan.

For information on federal income taxation of a life insurance company with respect to its receipt of distributions from a Fund and federal income taxation of owners variable annuity or variable life insurance contracts, refer to the contract prospectus.

MANAGEMENT OF THE FUNDS

INVESTMENT ADVISOR

Rydex Investments (The "Advisor"), 9601 Blackwell Road, Suite 500, Rockville, Maryland 20850, serves as investment adviser and manager of the Funds. The Advisor has served as the investment adviser of the Rydex Funds for over 10 years, and serves as sub-adviser to several other mutual funds.

The Advisor makes investment decisions for the assets of the Funds and continuously reviews, supervises, and administers each Fund's investment program. The Board of Trustees of the Trust supervise the Advisor and establish policies that the Advisor must follow in its day-to-day management activities. Under an investment advisory agreement between the Trust and the Advisor, the Funds paid the Advisor a fee at an annualized rate for the fiscal year ended December 31, 2004, based on the average daily net assets for each Fund, as set forth below:

FUND                                                                            ADVISORY FEE
--------------------------------------------------------------------------------------------
NOVA                                                                                .75%
URSA                                                                                .90%
OTC                                                                                 .75%
ARKTOS                                                                              .90%
U.S. GOVERNMENT BOND                                                                .50%
JUNO                                                                                .90%
MEKROS                                                                              .90%
PRECIOUS METALS                                                                     .75%
SECTOR ROTATION                                                                     .90%


The Advisor bears all of its own costs associated with providing these advisory services and the expenses of the Board of Trustees that are affiliated with the Advisor. The Advisor may make payments from its own resources to insurance companies, broker-dealers and other financial institutions in connection with the sale of Fund shares.

PORTFOLIO MANAGEMENT

The Funds are managed by a team of investment professionals. The following portfolio managers are jointly and primarily responsible for the day-to-day management of the Funds.

MICHAEL P. BYRUM, CFA, has been associated with Rydex Investments since the Advisor was founded in 1993. Mr. Byrum was named the President of Rydex Investments in 2004 and has served as Chief Investment Officer of Rydex Investments since 2000. During this time, he has played a key role in the development of the firm's investment strategies and product offerings. As Senior Portfolio Manager, Mr. Byrum was instrumental in the launch of the OTC, Precious Metals, U.S. Government Bond, Ursa and Arktos Funds, and helped to create the Rydex Sector Funds. He was named Vice President of Portfolio for Rydex Investments in 1998, and Executive Vice President in 2000. Prior to joining Rydex, Mr. Byrum worked for Money Management Associates, the investment adviser for Rushmore Funds, Inc. He holds a degree in finance from Miami University of Ohio.

WILLIAM E. FLAIG, JR., joined Rydex in January 2000 to manage the Large-Cap Europe and Large-Cap Japan Funds. Mr. Flaig has been instrumental in the development of derivative strategies for these Funds and for the Rydex Dynamic Funds, which were launched the same year. In 2001, he was promoted to senior portfolio manager and group leader for Rydex's S&P 500-based funds, fixed-income funds and several sector funds. In this capacity, Mr. Flaig helped to advance Rydex's quantitative management abilities and process. In 2003, Mr. Flaig was promoted to director of investments. He is responsible for the investment objectives of all mutual funds and sub-advised accounts and is a member of Rydex's senior management team and its Investment Strategy Committee, which determines investment policy for all Rydex Funds. Mr. Flaig came to Rydex after more than seven years at Bankers Trust, where he was a trader in emerging markets currency derivatives. He holds a degree in management and finance from Purdue University.

JIM KING, CFA, joined Rydex in 1996 and was promoted to assistant portfolio manager in 1997. In 1998, he became a portfolio manager and was promoted in 2001 to senior portfolio manager. Mr. King has served as an interim director of equity trading and investment operations. Currently, Mr. King's team manages all of the Rydex leveraged and inverse funds, as well as Rydex Sector Rotation Fund. Mr. King is a member of Rydex's

Investment Strategy Committee, which determines investment policy for all Rydex Funds. Prior to joining Rydex, he worked as a registered representative at DMG Securities. He holds a degree in finance from the University of Maryland.

Additional Information about the portfolio managers' compensation, other accounts managed by the portfolio managers, and the portfolio managers' ownership of securities in the Funds is available in the SAI.

NOVA FUND
FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the Funds' financial performance for the period of each Fund's operations. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in a Fund (assuming reinvestment of all dividends and distributions). The total returns do not reflect fees and charges imposed at the separate account level. This information has been audited by PricewaterhouseCoopers LLP. The Reports of Independent Registered Public Accounting Firm for each such period along with the Funds' financial statements and related notes, are included in the Annual Reports to Shareholders for such periods. The 2004 Annual Report is available upon request and without charge by calling 1-800-820-0888. The 2004 Annual Report is incorporated by reference in the SAI.

                                                         YEAR           YEAR           YEAR            YEAR            YEAR
                                                        ENDED          ENDED          ENDED           ENDED           ENDED
                                                 DECEMBER 31,   DECEMBER 31,   DECEMBER 31,    DECEMBER 31,    DECEMBER 31,
                                                         2004           2003           2002            2001            2000
---------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE--
  BEGINNING OF YEAR                               $      7.21    $      5.18    $      8.67     $     13.88     $     18.57
                                                  -----------    -----------    -----------     -----------     -----------
  Net Investment Income (Loss)+                           .03            .01           (.01)            .30             .74
  Net Realized and Unrealized Gains (Losses)
   on Securities                                         1.02           2.02          (3.07)          (3.81)          (4.16)
                                                  -----------    -----------    -----------     -----------     -----------
  Net Increase (Decrease) in Net Asset Value
   Resulting from Operations                             1.05           2.03          (3.08)          (3.51)          (3.42)
  Distributions to Shareholders from:
   Net Investment Income                                  (--)~           --           (.41)          (1.70)           (.15)
   Net Realized Capital Gains                              --             --             --              --           (1.12)
   Total Distributions                                    (--)~           --           (.41)          (1.70)          (1.27)
                                                  -----------    -----------    -----------     -----------     -----------
  Net Increase (Decrease) in Net Asset Value             1.05           2.03          (3.49)          (5.21)          (4.69)
                                                  -----------    -----------    -----------     -----------     -----------
NET ASSET VALUE--END OF YEAR                      $      8.26    $      7.21    $      5.18     $      8.67     $     13.88
                                                  ===========    ===========    ===========     ===========     ===========
TOTAL INVESTMENT RETURN                                 14.62%         39.19%        (35.72)%        (23.58)%        (20.30)%
RATIOS TO AVERAGE NET ASSETS:
  Gross Expenses                                         1.46%          1.54%          1.72%           1.45%           1.42%
  Net Expenses                                           1.46%          1.54%          1.72%           1.45%           1.42%
  Net Investment Income                                  0.41%          0.09%         (0.14)%          2.61%           4.45%
SUPPLEMENTARY DATA:
  Portfolio Turnover Rate*                                654%           729%           570%              0%              0%
  Net Assets, End of Period (000's omitted)       $   130,200    $    81,816    $    34,017     $    60,941     $   178,118

+    CALCULATED USING THE AVERAGE DAILY SHARES OUTSTANDING FOR THE PERIOD.

* PORTFOLIO TURNOVER RATIO IS CALCULATED WITHOUT REGARD TO SHORT-TERM SECURITIES HAVING A MATURITY OF LESS THAN ONE YEAR.

~    LESS THAN $.01 PER SHARE. ACTUAL AMOUNT = $.003782097.

URSA FUND

FINANCIAL HIGHLIGHTS

                                                         YEAR           YEAR           YEAR            YEAR            YEAR
                                                        ENDED          ENDED          ENDED           ENDED           ENDED
                                                 DECEMBER 31,   DECEMBER 31,   DECEMBER 31,    DECEMBER 31,    DECEMBER 31,
                                                         2004           2003           2002            2001            2000
---------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE--
  BEGINNING OF YEAR                               $      5.77    $      7.57    $      6.29     $      6.09     $      5.35
                                                  -----------    -----------    -----------     -----------     -----------
  Net Investment Income (Loss)+                          (.02)          (.04)          (.02)            .12             .22
  Net Realized and Unrealized Gains (Losses)
   on Securities                                         (.56)         (1.76)          1.38             .88             .70
                                                  -----------    -----------    -----------     -----------     -----------
  Net Increase (Decrease) in Net Asset
   Value Resulting from Operations                       (.58)         (1.80)          1.36            1.00             .92
  Distributions to Shareholders from:
   Net Investment Income                                   --             --           (.08)           (.80)           (.18)
   Net Realized Capital Gains                              --             --             --              --              --
                                                  -----------    -----------    -----------     -----------     -----------
  Net Increase (Decrease) in Net Asset Value             (.58)         (1.80)          1.28             .20             .74
                                                  -----------    -----------    -----------     -----------     -----------
NET ASSET VALUE--END OF YEAR                      $      5.19    $      5.77    $      7.57     $      6.29     $      6.09
                                                  ===========    ===========    ===========     ===========     ===========
TOTAL INVESTMENT RETURN                                (10.05)%       (23.78)%        21.64%          14.99%          16.05%
RATIOS TO AVERAGE NET ASSETS:
  Gross Expenses                                         1.62%          1.67%          1.79%           1.89%           1.59%
  Net Expenses                                           1.62%          1.67%          1.79%           1.89%           1.59%
  Net Investment Income (Loss)                          (0.28)%        (0.59)%        (0.24)%          1.85%           4.02%
SUPPLEMENTARY DATA:
  Net Assets, End of Period (000's omitted)       $    19,076    $    17,822    $    36,195     $    18,997     $    31,829

+    CALCULATED USING THE AVERAGE DAILY SHARES OUTSTANDING FOR THE PERIOD.

OTC FUND
FINANCIAL HIGHLIGHTS

                                                         YEAR           YEAR           YEAR            YEAR            YEAR
                                                        ENDED          ENDED          ENDED           ENDED           ENDED
                                                 DECEMBER 31,   DECEMBER 31,   DECEMBER 31,    DECEMBER 31,    DECEMBER 31,
                                                         2004           2003           2002            2001            2000
---------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE--
  BEGINNING OF YEAR                               $     13.16    $      9.05    $     14.80     $     22.83     $     38.52
                                                  -----------    -----------    -----------     -----------     -----------
  Net Investment Loss+                                   (.02)          (.13)          (.17)           (.23)           (.44)
  Net Realized and Unrealized Gains (Losses)
   on Securities                                         1.25           4.24          (5.58)          (7.80)         (13.50)
                                                  -----------    -----------    -----------     -----------     -----------
  Net Increase (Decrease) in Net Asset
   Value Resulting from Operations                       1.23           4.11          (5.75)          (8.03)         (13.94)
  Distributions to Shareholders from:
   Net Realized Capital Gains                              --             --             --              --           (1.75)
                                                  -----------    -----------    -----------     -----------     -----------
  Net Increase (Decrease) in Net Asset Value             1.23           4.11          (5.75)          (8.03)         (15.69)
                                                  -----------    -----------    -----------     -----------     -----------
NET ASSET VALUE--END OF YEAR                      $     14.39    $     13.16    $      9.05     $     14.80     $     22.83
                                                  ===========    ===========    ===========     ===========     ===========
TOTAL INVESTMENT RETURN                                  9.35%         45.41%        (38.85)%        (35.17)%        (38.19)%
RATIOS TO AVERAGE NET ASSETS:
  Gross Expenses                                         1.47%          1.53%          1.74%           1.45%           1.46%
  Net Expenses                                           1.47%          1.53%          1.74%           1.45%           1.46%
  Net Investment Loss                                   (0.17)         (1.20)%        (1.58)%         (1.31)%         (1.23)%
SUPPLEMENTARY DATA:
  Portfolio Turnover Rate*                                418%           482%           183%            139%            324%
  Net Assets, End of Period (000's omitted)       $   191,476    $   127,836    $    77,635     $   164,619     $   420,674

+    CALCULATED USING THE AVERAGE DAILY SHARES OUTSTANDING FOR THE PERIOD.

* PORTFOLIO TURNOVER RATIO IS CALCULATED WITHOUT REGARD TO SHORT-TERM SECURITIES HAVING A MATURITY OF LESS THAN ONE YEAR.

                                                                          ARKTOS
                                                                           FUND
                                              ------------------------------------------------------------
                                                      YEAR            YEAR            YEAR          PERIOD
                                                     ENDED           ENDED           ENDED           ENDED
                                              DECEMBER 31,    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,
                                                      2004            2003            2002           2001*
----------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE--
  BEGINNING OF PERIOD                          $     24.09     $     39.04     $     29.48     $     25.00
                                               -----------     -----------     -----------     -----------
  Net Investment Income (Loss)+                       (.08)           (.22)           (.19)            .03
  Net Realized and Unrealized Gains
   on Securities.                                    (2.77)         (14.33)          10.22            4.45
                                               -----------     -----------     -----------     -----------
  Net Increase in Net Asset Value
   Resulting from Operations                         (2.85)         (14.55)          10.03            4.48
  Distributions to Shareholders from:
   Net Investment Income                                --              --            (.47)             --
   Net Realized Capital Gains                           --            (.40)             --              --
   Total Distributions                                  --            (.40)           (.47)             --
                                               -----------     -----------     -----------     -----------
  Net Increase (Decrease) in Net Asset Value         (2.85)         (14.95)           9.56            4.48
                                               -----------     -----------     -----------     -----------
NET ASSET VALUE--END OF PERIOD                 $     21.24     $     24.09     $     39.04     $     29.48
                                               ===========     ===========     ===========     ===========
TOTAL INVESTMENT RETURN                             (11.83)%        (37.37)%         33.85%          17.92%
RATIOS TO AVERAGE NET ASSETS:
  Gross Expenses                                      1.64%           1.68%           1.77%           2.23%**
  Net Expenses                                        1.64%           1.68%           1.77%           2.23%**
  Net Investment Income (Loss)                       (0.35)%         (0.73)%         (0.49)%          0.10%**
SUPPLEMENTARY DATA:
  Portfolio Turnover Rate***                            --              --              --              --
  Net Assets, End of Period (000's omitted).   $    23,928     $    34,563     $    24,229     $     5,955

+    CALCULATED USING THE AVERAGE DAILY SHARES OUTSTANDING FOR THE PERIOD.

*    SINCE THE COMMENCEMENT OF OPERATIONS: MAY 21, 2001

**   ANNUALIZED

*** PORTFOLIO TURNOVER RATIO IS CALCULATED WITHOUT REGARD TO SHORT-TERM SECURITIES HAVING A MATURITY OF LESS THAN ONE YEAR.

                                                                          MEKROS
                                                                           FUND
                                              ------------------------------------------------------------
                                                      YEAR            YEAR            YEAR          PERIOD
                                                     ENDED           ENDED           ENDED           ENDED
                                              DECEMBER 31,    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,
                                                      2004            2003            2002           2001*
----------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE--
  BEGINNING OF PERIOD                          $     29.75     $     20.11     $     31.91     $     25.00
                                               -----------     -----------     -----------     -----------
  Net Investment Income (Loss)+                       (.10)           (.18)           (.17)           (.31)
  Net Realized and Unrealized Gains
   (Losses) on Securities.                            6.95           13.11          (11.08)           7.56
                                               -----------     -----------     -----------     -----------
  Net Increase (Decrease) in Net Asset Value
   Resulting from Operations                          6.85           12.93          (11.25)           7.25
  Distributions to Shareholders from:
   Net Investment Income                                --              --              --              --
   Net Realized Capital Gains                        (2.95)          (3.29)           (.55)           (.34)
   Total Distributions                               (2.95)          (3.29)           (.55)           (.34)
                                               -----------     -----------     -----------     -----------
  Net Increase (Decrease) in Net Asset Value          3.90            9.64          (11.80)           6.91
                                               -----------     -----------     -----------     -----------
NET ASSET VALUE--END OF PERIOD                 $     33.65     $     29.75     $     20.11     $     31.91
                                               ===========     ===========     ===========     ===========
TOTAL INVESTMENT RETURN                              25.20%          64.28%         (35.45)%         28.97%
RATIOS TO AVERAGE NET ASSETS:
  Gross Expenses                                      1.65%           1.70%           1.74%           2.26%**
  Net Expenses                                        1.65%           1.70%           1.74%           2.26%**
  Net Investment Income (Loss)                       (0.32)%         (0.66)%         (0.70)%         (0.96)%**
SUPPLEMENTARY DATA:
  Portfolio Turnover Rate***                         1,171%          1,135%          1,940%            848%
  Net Assets, End of Period (000's omitted).   $   112,649     $   122,995     $    12,947     $     8,524

+    CALCULATED USING THE AVERAGE DAILY SHARES OUTSTANDING FOR THE PERIOD.

*    SINCE THE COMMENCEMENT OF OPERATIONS: OCTOBER 1, 2001

**   ANNUALIZED

*** PORTFOLIO TURNOVER RATIO IS CALCULATED WITHOUT REGARD TO SHORT-TERM SECURITIES HAVING A MATURITY OF LESS THAN ONE YEAR.

U.S. GOVERNMENT BOND FUND
FINANCIAL HIGHLIGHTS

                                                         YEAR           YEAR           YEAR            YEAR            YEAR
                                                        ENDED          ENDED          ENDED           ENDED           ENDED
                                                 DECEMBER 31,   DECEMBER 31,   DECEMBER 31,     DECEMBER31,    DECEMBER 31,
                                                         2004           2003           2002            2001            2000
---------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE--
  BEGINNING OF PERIOD                             $     11.67    $     13.08    $     11.44     $     11.80     $     10.17
                                                  -----------    -----------    -----------     -----------     -----------
  Net Investment Income (Loss)+                           .40            .41            .44             .37             .38
  Net Realized and Unrealized Gains
   (Losses) on Securities                                 .54           (.52)          1.64            (.36)           1.63
                                                  -----------    -----------    -----------     -----------     -----------
  Net Increase (Decrease) in Net Asset Value
   Resulting from Operations                              .94           (.11)          2.08             .01            2.01
  Distributions to Shareholders from:
   Net Investment Income                                 (.40)          (.41)          (.44)           (.37)           (.38)
   Net Realized Capital Gains                            (.33)          (.89)            --              --              --
   Total Distributions                                   (.73)         (1.30)          (.44)           (.37)           (.38)
                                                  -----------    -----------    -----------     -----------     -----------
  Net Increase (Decrease) in Net Asset Value              .21          (1.41)          1.64            (.36)           1.63
                                                  -----------    -----------    -----------     -----------     -----------
NET ASSET VALUE--END OF PERIOD                    $     11.88    $     11.67    $     13.08     $     11.44     $     11.80
                                                  ===========    ===========    ===========     ===========     ===========
TOTAL INVESTMENT RETURN                                  8.42%         (0.64)%        18.62%           0.08%          20.16%
RATIOS TO AVERAGE NET ASSETS:
  Gross Expenses                                         1.21%          1.23%          1.24%           2.37%           1.89%
  Net Expenses                                           1.21%          1.23%          1.24%           2.01%           1.89%
  Operating Expenses++                                   1.21%          1.23%          1.24%           2.01%           1.89%
  Net Investment Income (Loss)                           3.36%          3.26%          3.65%           3.22%           3.47%
SUPPLEMENTARY DATA:
  Portfolio Turnover Rate*                              1,318%         1,272%         1,239%          1,247%          1,505%
  Net Assets, End of Period (000's omitted)       $    48,709    $    65,358    $    25,190     $     4,521     $     5,011

+    CALCULATED USING THE AVERAGE DAILY SHARES OUTSTANDING FOR THE PERIOD.

++   OPERATING EXPENSES EXCLUDE INTEREST EXPENSE FROM SECURITIES SOLD SHORT.

* PORTFOLIO TURNOVER RATIO IS CALCULATED WITHOUT REGARD TO SHORT-TERM SECURITIES HAVING A MATURITY OF LESS THAN ONE YEAR.

JUNO FUND
FINANCIAL HIGHLIGHTS

                                                                                      YEAR           PERIOD
                                                                                     ENDED            ENDED
                                                                              DECEMBER 31,     DECEMBER 31,
                                                                                      2004            2003*
-----------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE--
  BEGINNING OF PERIOD                                                         $      24.82     $      25.00
                                                                              ------------     ------------
  Net Investment Loss+                                                                (.66)            (.13)
  Net Realized and Unrealized Gains (Losses) on Securities                           (1.98)            (.05)
                                                                              ------------     ------------
  Net Increase (Decrease) in Net Asset Value Resulting from Operations               (2.64)            (.18)
  Distributions to Shareholders from:
   Net Investment Income                                                                --               --
   Net Realized Capital Gains                                                         (.23)              --
   Total Distributions                                                                (.23)              --
                                                                              ------------     ------------
  Net Increase (Decrease) in Net Asset Value                                         (2.87)            (.18)
                                                                              ------------     ------------
NET ASSET VALUE--END OF PERIOD                                                $      21.95     $      24.82
                                                                              ============     ============
TOTAL INVESTMENT RETURN                                                             (10.67)%          (0.72)%
RATIOS TO AVERAGE NET ASSETS:
  Gross Expenses                                                                      5.02%            1.69%**
  Net Expenses                                                                        5.02%            1.69%**
  Operating Expenses++                                                                1.63%            1.69%**
  Net Investment Income                                                              (2.86)%          (0.74)%**
SUPPLEMENTARY DATA:
  Net Assets, End of Period (000's omitted)                                   $     41,098     $     22,355

+    CALCULATED USING THE AVERAGE DAILY SHARES OUTSTANDING FOR THE PERIOD.

++   OPERATING EXPENSES EXCLUDE INTEREST EXPENSE FROM SECURITIES SOLD SHORT.

*    SINCE THE COMMENCEMENT OF OPERATIONS: MAY 1, 2003-JUNO FUND.

**   ANNUALIZED.

                                                                                                 SECTOR
                                                                                                ROTATION
                                                                                                  FUND
                                                                              ----------------------------------------------
                                                                                      YEAR             YEAR           PERIOD
                                                                                     ENDED            ENDED            ENDED
                                                                              DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                                                                      2004             2003            2002*
----------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE--
  BEGINNING OF PERIOD                                                         $      10.08     $       7.76     $      10.00
                                                                              ------------     ------------     ------------
  Net Investment Income (Loss)+                                                       (.05)            (.07)            (.01)
  Net Realized and Unrealized Gains (Losses) on Securities                            1.13             2.39            (2.23)
                                                                              ------------     ------------     ------------
  Net Increase (Decrease) in Net Asset Value Resulting from Operations                1.08             2.32            (2.24)
  Distributions to Shareholders from:
   Net Investment Income                                                                --               --               --
                                                                              ------------     ------------     ------------
  Net Increase (Decrease) in Net Asset Value                                          1.08             2.32            (2.24)
                                                                              ------------     ------------     ------------
NET ASSET VALUE--END OF PERIOD                                                $      11.16     $      10.08     $       7.76
                                                                              ============     ============     ============
TOTAL INVESTMENT RETURN                                                              10.71%           29.97%          (22.40)%
RATIOS TO AVERAGE NET ASSETS:
  Gross Expenses                                                                      1.63%            1.70%            1.69%**
  Net Expenses                                                                        1.63%            1.70%            1.69%**
  Net Investment Income (Loss)                                                       (0.52)%          (0.78)%          (0.16)%**
SUPPLEMENTARY DATA:
  Portfolio Turnover Rate***                                                           333%             401%             357%
  Net Assets, End of Period (000's omitted)                                   $     27,747     $     20,594     $      6,669

+    CALCULATED USING THE AVERAGE DAILY SHARES OUTSTANDING FOR THE PERIOD.

*    SINCE THE COMMENCEMENT OF OPERATIONS: MAY 1, 2002-SECTOR ROTATION FUND.

**   ANNUALIZED

*** PORTFOLIO TURNOVER RATIO IS CALCULATED WITHOUT REGARD TO SHORT-TERM SECURITIES HAVING A MATURITY OF LESS THAN ONE YEAR.

PRECIOUS METALS FUND

FINANCIAL HIGHLIGHTS

                                                         YEAR           YEAR           YEAR            YEAR            YEAR
                                                        ENDED          ENDED          ENDED           ENDED           ENDED
                                                 DECEMBER 31,   DECEMBER 31,   DECEMBER 31,    DECEMBER 31,    DECEMBER 31,
                                                         2004           2003           2002            2001            2000
---------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE--
  BEGINNING OF PERIOD                             $      9.99    $      7.09    $      4.87     $      4.31     $      5.43
                                                  -----------    -----------    -----------     -----------     -----------
  Net Investment Loss+                                   (.05)          (.03)          (.02)           (.04)           (.07)
  Net Realized and Unrealized Gains (Losses)
    on Securities                                       (1.37)          2.93           2.24             .60           (1.05)
                                                  -----------    -----------    -----------     -----------     -----------
  Net Increase (Decrease) in Net Asset
    Value Resulting from Operations                     (1.42)          2.90           2.22             .56           (1.12)
  Distributions to Shareholders from:
   Net Investment Income                                   --             --             --              --              --
   Net Realized Capital Gains                              --             --             --              --              --
                                                  -----------    -----------    -----------     -----------     -----------
  Net Increase (Decrease) in Net Asset Value            (1.42)          2.90           2.22             .56           (1.12)
                                                  -----------    -----------    -----------     -----------     -----------
NET ASSET VALUE--END OF PERIOD                    $      8.57    $      9.99    $      7.09     $      4.87     $      4.31
                                                  ===========    ===========    ===========     ===========     ===========
TOTAL INVESTMENT RETURN                                (14.21)%        40.90%         45.59%          12.99%         (20.63)%
RATIOS TO AVERAGE NET ASSETS
  Gross Expenses                                         1.46%          1.54%          1.67%           2.18%           2.04%
  Net Expenses                                           1.46%          1.54%          1.67%           2.18%           2.04%
  Net Investment Loss                                   (0.54)%        (0.38)%        (0.29)%         (0.79)%         (1.45)%
SUPPLEMENTARY DATA:
  Portfolio Turnover Rate*                                519%           658%         1,001%            957%            965%
  Net Assets, End of Period (000's omitted)       $    35,043    $    44,606    $    38,839     $       875     $     3,400

+    CALCULATED USING THE AVERAGE DAILY SHARES OUTSTANDING FOR THE PERIOD.

* PORTFOLIO TURNOVER RATIO IS CALCULATED WITHOUT REGARD TO SHORT-TERM SECURITIES HAVING A MATURITY OF LESS THAN ONE YEAR.

BENCHMARK INFORMATION

STANDARD & POOR'S CORP., NASDAQ, AND THE FRANK RUSSELL COMPANY (THE "INDEX PUBLISHERS") DO NOT SPONSOR, ENDORSE, SELL OR PROMOTE ANY RYDEX FUND AND MAKE NO REPRESENTATION OR WARRANTY, IMPLIED OR EXPRESS, TO THE INVESTORS IN THE FUNDS, OR ANY MEMBERS OF THE PUBLIC, REGARDING:

   -  THE ADVISABILITY OF INVESTING IN INDEX FUNDS;

   -  THE ABILITY OF ANY INDEX TO TRACK STOCK MARKET PERFORMANCE;

   - THE ACCURACY AND/OR THE COMPLETENESS OF THE AFOREMENTIONED INDICES OR ANY DATA INCLUDED THEREIN;

   - THE RESULTS TO BE OBTAINED BY ANY OF THE FUNDS, THE INVESTORS IN THE FUNDS, OR ANY PERSON OR ENTITY FROM THE USE OF THE INDICES OR DATA INCLUDED THEREIN; AND

   - THE MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE FOR USE WITH RESPECT TO THE INDICES OR ANY DATA INCLUDED THEREIN.

FURTHER, NONE OF THE INDEX PUBLISHERS:

   -  RECOMMEND THAT ANY PERSON INVEST IN THE FUNDS OR ANY OTHER SECURITIES;

   - HAVE ANY RESPONSIBILITY OR LIABILITY FOR OR MAKE ANY DECISIONS ABOUT THE TIMING, AMOUNT OR PRICING OF THE FUNDS;

   - HAVE ANY RESPONSIBILITY OR LIABILITY FOR THE ADMINISTRATION, MANAGEMENT OR MARKETING OF THE FUNDS;

   - CONSIDER THE NEEDS OF THE FUNDS OR THE INVESTORS IN THE FUNDS IN DETERMINING, COMPOSING OR CALCULATING THE INDEXES OR HAS ANY OBLIGATION TO DO SO;

   - WILL HAVE ANY LIABILITY IN CONNECTION WITH THE FUNDS OR FOR ANY ERRORS, OMISSIONS OR INTERRUPTIONS IN CONNECTION WITH THE INDEXES OR THE RELATED DATA;

   - WILL BE LIABLE FOR ANY LOST PROFITS OR INDIRECT PUNITIVE, SPECIAL OR CONSEQUENTIAL DAMAGES OR LOSSES, EVEN IF SUCH INDEX PUBLISHER KNOWS THAT THEY MIGHT OCCUR.

"STANDARD & POOR'S(R)," "S&P(R)," "S&P 500(R)," "STANDARD & POOR'S 500," "500,"
"STANDARD & POOR'S MIDCAP 400," "S&P MIDCAP 400," "STANDARD & POOR'S SMALLCAP 600," AND "S&P SMALLCAP 600" ARE TRADEMARKS OF THE MCGRAW-HILL COMPANIES, INC. AND HAVE BEEN LICENSED FOR USE BY RYDEX INVESTMENTS. THE RYDEX FUNDS ARE NOT SPONSORED, ENDORSED, SOLD OR PROMOTED BY STANDARD & POOR'S AND STANDARD & POOR'S MAKES NO REPRESENTATION REGARDING THE ADVISABILITY OF INVESTING IN THE RYDEX FUNDS.

MORE INFORMATION ABOUT THE INDEX PUBLISHERS IS LOCATED IN THE SAI.

                                       BC

Additional information about the Funds is included in the SAI dated May 1, 2005, which contains more detailed information about the Funds. The SAI has been filed with the SEC and is incorporated by reference into this Prospectus and, therefore, legally forms a part of this Prospectus. The SEC maintains the EDGAR database on its web site ("http://www.sec.gov") that contains the SAI, material incorporated by reference, and other information regarding registrants that file electronically with the SEC. You may also review and copy documents at the SEC Public Reference Room in Washington, D.C. (for information on the operation of the Public Reference Room, call 202.942.8090). You may request documents by mail from the SEC, upon payment of a duplication fee, by writing to: Securities and Exchange Commission, Public Reference Section, Washington, D.C. 20549-0102. You may also obtain this information, upon payment of a duplicating fee, by e-mailing the SEC at the following address: publicinfo@sec.gov.

You may obtain a copy of the SAI or the annual or semi-annual reports, without charge by calling 800.820.0888 or by writing to Rydex Variable Trust, at 9601 Blackwell Road, Suite 500, Rockville, Maryland 20850. Additional information about the Funds' investments is available in the annual and semi-annual reports. Also, in the Funds' annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Funds' performance during its last fiscal year. Because shares of the Funds are available exclusively for variable annuity and variable life insurance products, the Trust does not provide its SAI and shareholder reports on its web site.

NO ONE HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY
REPRESENTATIONS NOT CONTAINED IN THIS PROSPECTUS OR IN THE TRUST'S SAI IN CONNECTION WITH THE OFFERING OF FUND SHARES. DO NOT RELY ON ANY SUCH INFORMATION OR REPRESENTATIONS AS HAVING BEEN AUTHORIZED BY THE TRUST OR RYDEX INVESTMENTS. THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFERING BY THE TRUST IN ANY JURISDICTION WHERE SUCH AN OFFERING IS NOT LAWFUL.

The Trust's SEC registration number is 811-08821.

A FAMILY OF FUNDS DESIGNED EXCLUSIVELY FOR FINANCIAL PROFESSIONALS AND SOPHISTICATED INVESTORS


[RYDEXINVESTMENTS ESSENTIAL FOR MODERN MARKETS(TM) LOGO]

9601 BLACKWELL ROAD
SUITE 500
ROCKVILLE, MD 20850
800.820.0888
WWW.RYDEXINVESTMENTS.COM                                             RVTP-1-5/05

THE RYDEX VARIABLE TRUST

PROSPECTUS
MAY 1, 2005

BENCHMARK FUNDS
NOVA
URSA
OTC
ARKTOS
U.S. GOVERNMENT BOND
JUNO
MEDIUS
MEKROS
LARGE-CAP EUROPE
LARGE-CAP JAPAN
LARGE-CAP VALUE
LARGE-CAP GROWTH
MID-CAP VALUE
MID-CAP GROWTH
INVERSE MID-CAP
SMALL-CAP VALUE
SMALL-CAP GROWTH
INVERSE SMALL-CAP
TITAN 500
TEMPEST 500
VELOCITY 100
VENTURE 100
LONG DYNAMIC DOW 30
INVERSE DYNAMIC DOW 30

STRATEGIC FUNDS
SECTOR ROTATION
CORE EQUITY

SECTOR FUNDS

BANKING
BASIC MATERIALS
BIOTECHNOLOGY
CONSUMER PRODUCTS
ELECTRONICS
ENERGY
ENERGY SERVICES
FINANCIAL SERVICES
HEALTH CARE
INTERNET
LEISURE
PRECIOUS METALS
REAL ESTATE
RETAILING
TECHNOLOGY
TELECOMMUNICATIONS
TRANSPORTATION
UTILITIES


THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THE TRUST'S SHARES OR PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

[RYDEXINVESTMENTS ESSENTIAL FOR MODERN MARKETS(TM) LOGO]

RYDEX VARIABLE TRUST


9601 Blackwell Road, Suite 500
Rockville, Maryland 20850

800.820.0888
301.296.5100

BENCHMARK FUNDS

SECTOR FUNDS

STRATEGIC FUNDS

Rydex Variable Trust (the "Trust") is a mutual fund complex offering professionally managed investment portfolios (the "Funds") which are grouped into the following categories:

BENCHMARK FUNDS - Nova Fund, Ursa Fund, OTC Fund, Arktos Fund, U.S. Government Bond Fund, Juno Fund, Medius Fund, Mekros Fund, Large-Cap Europe Fund, Large-Cap Japan Fund, Titan 500 Fund, Tempest 500 Fund, Velocity 100 Fund, Venture 100 Fund, Large-Cap Value Fund, Large-Cap Growth Fund, Mid-Cap Value Fund, Mid-Cap Growth Fund, Inverse Mid-Cap Fund, Small-Cap Value Fund, Small-Cap Growth Fund, Inverse Small-Cap Fund, Long Dynamic Dow 30 Fund and Inverse Dynamic Dow 30 Fund

SECTOR FUNDS - Banking Fund, Basic Materials Fund, Biotechnology Fund, Consumer Products Fund, Electronics Fund, Energy Fund, Energy Services Fund, Financial Services Fund, Health Care Fund, Internet Fund, Leisure Fund, Precious Metals Fund, Real Estate Fund, Retailing Fund, Technology Fund, Telecommunications Fund, Transportation Fund and Utilities Fund

STRATEGIC FUNDS - Sector Rotation Fund and Core Equity Fund

Shares of the Funds are available exclusively for variable annuity and variable life insurance products. Variable life and variable annuity contract owners should also review the variable insurance contract prospectus prepared by their insurance company. Information about any variable insurance contract fees is included in the variable insurance contract prospectus.

RISKS OF INVESTING IN THE FUNDS

The value of the Funds may fluctuate. In addition, Fund shares:

- MAY DECLINE IN VALUE AND YOU MAY LOSE MONEY
- ARE NOT FEDERALLY INSURED
- ARE NOT GUARANTEED BY ANY GOVERNMENT AGENCY
- ARE NOT BANK DEPOSITS
- ARE NOT GUARANTEED TO ACHIEVE THEIR OBJECTIVES

     TABLE OF CONTENTS

     BENCHMARK FUNDS
5    COMMON RISK/RETURN INFORMATION
6    NOVA FUND
8    URSA FUND
10   OTC FUND
12   ARKTOS FUND
14   U.S. GOVERNMENT BOND FUND
16   JUNO FUND
18   MEDIUS FUND
20   MEKROS FUND
22   LARGE-CAP EUROPE FUND
24   LARGE-CAP JAPAN FUND
26   LARGE-CAP VALUE FUND
28   LARGE-CAP GROWTH FUND
30   MID-CAP VALUE FUND
32   MID-CAP GROWTH FUND
34   INVERSE MID-CAP FUND
36   SMALL-CAP VALUE FUND
38   SMALL-CAP GROWTH FUND
40   INVERSE SMALL-CAP FUND
42   TITAN 500 FUND
44   TEMPEST 500 FUND
46   VELOCITY 100 FUND
48   VENTURE 100 FUND
50   LONG DYNAMIC DOW 30 FUND
52   INVERSE DYNAMIC DOW 30 FUND

     SECTOR FUNDS
54   COMMON RISK/RETURN INFORMATION
55   BANKING FUND
57   BASIC MATERIALS FUND
59   BIOTECHNOLOGY FUND
61   CONSUMER PRODUCTS FUND
63   ELECTRONICS FUND
65   ENERGY FUND
67   ENERGY SERVICES FUND
69   FINANCIAL SERVICES FUND
71   HEALTH CARE FUND
73   INTERNET FUND
75   LEISURE FUND
77   PRECIOUS METALS FUND
79   REAL ESTATE FUND
81   RETAILING FUND
83   TECHNOLOGY FUND
85   TELECOMMUNICATIONS FUND
87   TRANSPORTATION FUND
89   UTILITIES FUND

     STRATEGIC FUNDS
91   SECTOR ROTATION FUND
93   CORE EQUITY FUND

97   MORE INFORMATION ABOUT FUND INVESTMENTS AND RISK

99   PURCHASING AND REDEEMING SHARES

101  DIVIDENDS, DISTRIBUTIONS, AND TAXES

101  MANAGEMENT OF THE FUNDS

103  FINANCIAL HIGHLIGHTS

135  BENCHMARK INFORMATION

BC   ADDITIONAL INFORMATION

This page intentionally left blank.

RYDEX BENCHMARK FUNDS

NOVA FUND

URSA FUND

OTC FUND

ARKTOS FUND

U.S. GOVERNMENT BOND FUND

JUNO FUND

MEDIUS FUND

MEKROS FUND

LARGE-CAP EUROPE FUND

LARGE-CAP JAPAN FUND

TITAN 500 FUND

TEMPEST 500 FUND

VELOCITY 100 FUND

VENTURE 100 FUND

LARGE-CAP VALUE FUND

LARGE-CAP GROWTH FUND

MID-CAP VALUE FUND

MID-CAP GROWTH FUND

INVERSE MID-CAP FUND

SMALL-CAP VALUE FUND

SMALL-CAP GROWTH FUND

INVERSE SMALL-CAP FUND

LONG DYNAMIC DOW 30 FUND

INVERSE DYNAMIC DOW 30 FUND

COMMON RISK/RETURN INFORMATION

INVESTMENT OBJECTIVES

Each Benchmark Fund seeks to provide investment results that either match or correlate to the performance of a specific benchmark.

PRINCIPAL RISKS

MARKET RISK - The Funds' value may fluctuate from day to day. Due to market conditions, Fund shares may decline in value causing you to lose money.

DERIVATIVES RISK - The Funds' use of derivatives such as futures, options and swap agreements to pursue their investment objectives may expose the Funds to additional risks that they would not be subject to if they invested directly in the securities underlying those derivatives. These risks may cause the Funds to experience higher losses than funds that do not use derivatives.

TRACKING ERROR RISK - The Advisor may not be able to cause a Fund's performance to match or exceed that of the Fund's benchmark, either on a daily or aggregate basis. In addition, because each Fund, except for the Medius, Mekros, Large-Cap Europe and Large-Cap Japan Funds, is tracking the performance of its benchmark on a daily basis, mathematical compounding may prevent a Fund from correlating with the monthly, quarterly, annual or other period performance of its benchmark. The Medius, Mekros, Large-Cap Europe and Large-Cap Japan Funds seek to track their respective benchmarks over time, but are also subject to the effects of mathematical compounding. Tracking error may cause a Fund's performance to be less than you expect.

ACTIVE TRADING RISK - A significant portion of the assets of the Funds come from investors who take part in certain strategic and tactical asset allocation programs. The Funds anticipate that investors who take part in these programs may frequently redeem or exchange shares of the Funds, which may cause the Funds to experience high portfolio turnover. Higher portfolio turnover may result in the Funds paying higher levels of transaction costs and generating greater tax liabilities for shareholders. In addition, large movements of assets into and out of the Funds may negatively impact a Fund's ability to achieve its investment objective.

NON-DIVERSIFICATION RISK - Each Fund is considered non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single security could cause greater fluctuations in the value of Fund shares than would occur in a more diversified fund.

SWAP COUNTERPARTY CREDIT RISK - The Funds are subject to credit risk on the amount they expect to receive from swap agreement counterparties. If a swap counterparty defaults on its payment obligations to a Fund, this default will cause the value of your investment in the Fund to decrease.

EARLY CLOSING RISK - The Funds are subject to the risk that unanticipated early closings of securities exchanges will result in the Funds being unable to sell or buy securities on that day. If an exchange closes early on a day when a Fund needs to execute a high volume of securities trades late in a trading day, the Fund might incur substantial trading losses.

NOVA FUND
FUND INFORMATION

FUND OBJECTIVE

The Nova Fund seeks to provide investment results that match the performance of a specific benchmark on a daily basis. The Fund's current benchmark is 150% of the performance of the S&P 500(R) Index (the "underlying index").

If the Fund meets its objective, the value of the Fund's shares will tend to increase on a daily basis by 150% of the value of any increase in the underlying index. When the value of the underlying index declines, the value of the Fund's shares should also decrease on a daily basis by 150% of the value of any decrease in the underlying index (e.g., if the underlying index goes down by 5%, the value of the Fund's shares should go down by 7.5% on that day).

PRINCIPAL INVESTMENT STRATEGY

Unlike a traditional index fund, as its primary investment strategy, the Fund invests to a significant extent in leveraged instruments, such as futures contracts and options on securities, futures contracts, and stock indices, as well as equity securities and may enter into swap agreements. Futures and options contracts enable the Fund to pursue its objective without investing directly in the securities included in the underlying index, or in the same proportion that those securities are represented in the underlying index. On a day-to-day basis, to collateralize these futures and options contracts, the Fund holds U.S. Government securities or cash equivalents.

PRINCIPAL RISKS

In addition to the risks common to investing in any Benchmark Fund, the Nova Fund is subject to a number of other risks that may affect the value of its shares, including:

EQUITY RISK - The equity markets are volatile, and the value of the Fund's equity securities and equity derivatives, such as futures and options contracts, may fluctuate significantly from day to day. This volatility may cause the value of your investment in the Fund to decrease.

LEVERAGING RISK - The more the Fund invests in leveraged instruments, the more this leverage will magnify any losses on those investments. Leverage will also have the effect of magnifying tracking error risk.

FUND PERFORMANCE AND FEE INFORMATION

PERFORMANCE

The bar chart and table below show the performance of the Nova Fund both year by year and as an average over different periods of time. For investment activity prior to November 1998, the Fund's performance reflected insurance-related charges that had the effect of reducing returns. Subsequent periods do not reflect insurance charges which, if reflected, would similarly have the effect of reducing returns. The variability of performance over time provides an indication of the risks of investing in the Fund. Of course, this past performance does not necessarily indicate how the Fund will perform in the future.

[CHART]

1998        30.06%
1999        23.28%
2000       -20.30%
2001       -23.58%
2002       -35.72%
2003        39.19%
2004        14.62%

DURING THE PERIOD SHOWN IN THE BAR CHART, THE HIGHEST RETURN FOR A QUARTER WAS 31.57% (QUARTER ENDED DECEMBER 31, 1998) AND THE LOWEST RETURN FOR A QUARTER WAS -26.76% (QUARTER ENDED SEPTEMBER 30, 2002).

AVERAGE ANNUAL TOTAL RETURN (FOR PERIODS ENDING DECEMBER 31, 2004)(1)

                                                            NOVA FUND         S&P 500 INDEX (2)
-----------------------------------------------------------------------------------------------
PAST ONE YEAR                                                 14.62%               10.89%
PAST FIVE YEARS                                               -8.98%               -2.30%
SINCE INCEPTION (05/07/97)                                     2.66%                6.91%

(1) THESE FIGURES ASSUME THE REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS.
(2) THE S&P 500(R) INDEX IS AN UNMANAGED CAPITALIZATION-WEIGHTED INDEX COMPOSED OF 500 COMMON STOCKS, WHICH ARE CHOSEN BY THE STANDARD & POOR'S CORPORATION (S&P) ON A STATISTICAL BASIS. RETURNS REFLECT NO DEDUCTION FOR FEES, EXPENSES OR TAXES.

FEES AND EXPENSES OF THE FUND

This table and example are designed to assist you in understanding the fees and expenses that you may pay as an investor in the shares.

OWNERS OF VARIABLE ANNUITY AND INSURANCE CONTRACTS THAT INVEST IN THE FUND SHOULD REFER TO THE VARIABLE INSURANCE CONTRACT PROSPECTUS FOR A DESCRIPTION OF FEES AND EXPENSES, AS THE TABLE AND EXAMPLE DO NOT REFLECT DEDUCTIONS AT THE SEPARATE ACCOUNT LEVEL OR CONTRACT LEVEL FOR ANY CHARGES THAT MAY BE INCURRED UNDER A CONTRACT. IF THE TABLE AND EXAMPLE WERE TO REFLECT THE DEDUCTION OF INSURANCE CHARGES, FEES AND EXPENSES WOULD BE HIGHER.

SHAREHOLDER FEES                                                                         NONE
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
   MANAGEMENT FEES                                                                       0.75%
   DISTRIBUTION (12b-1) FEES                                                             NONE
   OTHER EXPENSES                                                                        0.71%
TOTAL ANNUAL FUND OPERATING EXPENSES                                                     1.46%

EXAMPLE

This Example is intended to help you compare the cost of investing in the shares of the Nova Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

               1 YEAR      3 YEARS      5 YEARS      10 YEARS
--------------------------------------------------------------
             $      153   $      476   $      822   $    1,796

URSA FUND
FUND INFORMATION

FUND OBJECTIVE

The Ursa Fund seeks to provide investment results that will inversely correlate to the performance of the S&P 500(R) Index (the "underlying index").

If the Fund meets its objective, the value of the Fund's shares will tend to increase during times when the value of the underlying index is decreasing. When the value of the underlying index is increasing, however, the value of the Fund's shares should decrease on a daily basis by an inversely proportionate amount (e.g., if the underlying index goes up by 5%, the value of the Fund's shares should go down by 5% on that day).

PRINCIPAL INVESTMENT STRATEGY

Unlike a traditional index fund, the Ursa Fund's benchmark is to perform exactly opposite the underlying index, and the Ursa Fund will not own the securities included in the underlying index. Instead, as its primary investment strategy, the Ursa Fund invests to a significant extent in short sales of securities or futures contracts and in options on securities, futures contracts, and stock indices and may enter into swap agreements. On a day-to-day basis, the Ursa Fund holds U.S. Government securities or cash equivalents to collateralize these futures and options contracts.

PRINCIPAL RISKS

In addition to the risks common to investing in any Benchmark Fund, the Ursa Fund is subject to a number of other risks that may affect the value of its shares, including:

EQUITY RISK - The equity markets are volatile, and the value of the Fund's equity securities and equity derivatives, such as futures and options contracts, may fluctuate significantly from day to day. This volatility may cause the value of your investment in the Fund to decrease.

SHORT SALES RISK - Short sales are transactions in which a Fund sells a security it does not own. If the security the Fund sold short goes down in price between the time the Fund sells the security and closes its short position, the Fund will realize a gain on the transaction. Conversely, if the security goes up in price during the period, the Fund will realize a loss on the transaction. The risk of such price increases is the principal risk of engaging in short sales. The Fund may also be subject to expenses related to short sales such as borrowing and margin account maintenance costs, which may negatively impact the performance of the Fund.

FUND PERFORMANCE AND FEE INFORMATION

PERFORMANCE

The bar chart and table below show the performance of the Ursa Fund both year by year and as an average over different periods of time. For investment activity prior to November 1998, the Fund's performance reflected insurance-related charges that had the effect of reducing returns. Subsequent periods do not reflect insurance charges which, if reflected, would similarly have the effect of reducing returns. The variability of performance over time provides an indication of the risks of investing in the Fund. Of course, this past performance does not necessarily indicate how the Fund will perform in the future.

[CHART]

1998       -21.93%
1999       -15.06%
2000        16.05%
2001        14.99%
2002        21.64%
2003       -23.78%
2004       -10.05%

DURING THE PERIOD SHOWN IN THE BAR CHART, THE HIGHEST RETURN FOR A QUARTER WAS 17.71% (QUARTER ENDED SEPTEMBER 30, 2002) AND THE LOWEST RETURN FOR A QUARTER WAS -16.89% (QUARTER ENDED DECEMBER 31, 1998).

AVERAGE ANNUAL TOTAL RETURN (FOR PERIODS ENDING DECEMBER 31, 2004)(1)

                                                           URSA FUND        S&P 500 INDEX(2)
---------------------------------------------------------------------------------------------
PAST ONE YEAR                                               -10.05%               10.89%
PAST FIVE YEARS                                               2.16%               -2.30%
SINCE INCEPTION (06/09/97)(3)                                -5.80%                6.17%

(1) THESE FIGURES ASSUME THE REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS.
(2) THE S&P 500(R) INDEX IS AN UNMANAGED CAPITALIZATION-WEIGHTED INDEX COMPOSED OF 500 COMMON STOCKS, WHICH ARE CHOSEN BY THE STANDARD & POOR'S CORPORATION (S&P) ON A STATISTICAL BASIS. RETURNS REFLECT NO DEDUCTION FOR FEES, EXPENSES OR TAXES.
(3) THE FUND COMMENCED CONTINUOUS OPERATIONS ON JUNE 10, 1997. PRIOR TO THAT TIME, DUE TO THE NATURE OF THE FUND'S INVESTMENT ACTIVITY, THE FUND EXPERIENCED PERIODS WITH ZERO NET ASSETS. PERIODS OF OPERATION INCLUDING RETURNS FOR EACH DISCRETE PERIOD, WERE AS FOLLOWS: MAY 7, 1997 TO MAY 21, 1997, - 3.70%; AND MAY 24, 1997 TO JUNE 3, 1997, 0.10%.

FEES AND EXPENSES OF THE FUND

This table and example are designed to assist you in understanding the fees and expenses that you may pay as an investor in the shares.

OWNERS OF VARIABLE ANNUITY AND INSURANCE CONTRACTS THAT INVEST IN THE FUND SHOULD REFER TO THE VARIABLE INSURANCE CONTRACT PROSPECTUS FOR A DESCRIPTION OF FEES AND EXPENSES, AS THE TABLE AND EXAMPLE DO NOT REFLECT DEDUCTIONS AT THE SEPARATE ACCOUNT LEVEL OR CONTRACT LEVEL FOR ANY CHARGES THAT MAY BE INCURRED UNDER A CONTRACT. IF THE TABLE AND EXAMPLE WERE TO REFLECT THE DEDUCTION OF INSURANCE CHARGES, FEES AND EXPENSES WOULD BE HIGHER.

SHAREHOLDER FEES                                                                         NONE
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
   MANAGEMENT FEES                                                                       0.90%
   DISTRIBUTION (12b-1) FEES                                                             NONE
   OTHER EXPENSES                                                                        0.72%
TOTAL ANNUAL FUND OPERATING EXPENSES                                                     1.62%

EXAMPLE

This Example is intended to help you compare the cost of investing in the shares of the Ursa Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

               1 YEAR      3 YEARS      5 YEARS      10 YEARS
--------------------------------------------------------------
             $      170   $      527   $      909   $    1,977

OTC FUND
FUND INFORMATION

FUND OBJECTIVE

The OTC Fund seeks to provide investment results that correspond to a benchmark for over-the-counter securities. The Fund's current benchmark is the Nasdaq 100 Index(R) (the "underlying index").

If the Fund meets its objective, the value of the Fund's shares should increase on a daily basis by the amount of any increase in the value of the underlying index. However, when the value of the underlying index declines, the value of the Fund's shares should also decrease on a daily basis by the amount of the decrease in value of the underlying index.

PRINCIPAL INVESTMENT STRATEGY

The Fund invests principally in securities of companies included in the underlying index. It also may invest in other instruments whose performance is expected to correspond to that of the underlying index, and may engage in futures and options transactions and enter into swap agreements. The Fund may also purchase U.S. Government securities.

PRINCIPAL RISKS

In addition to the risks common to investing in any Benchmark Fund, the OTC Fund is subject to a number of other risks that may affect the value of its shares, including:

EQUITY RISK - The equity markets are volatile, and the value of the Fund's equity securities and equity derivatives, such as futures and options contracts, may fluctuate significantly from day to day. This volatility may cause the value of your investment in the Fund to decrease.

CONCENTRATION RISK - To the extent that the underlying index is currently concentrated in issuers conducting business in the technology sector, the Fund's investments in those issuers are subject to legislative or regulatory changes, adverse market conditions and/or increased competition affecting that economic sector. The prices of the securities of technology companies may fluctuate widely due to competitive pressures, increased sensitivity to short product cycles and aggressive pricing, problems relating to bringing their products to market, very high price/earnings ratios, and high personnel turnover due to severe labor shortages for skilled technology professionals.

FUND PERFORMANCE AND FEE INFORMATION

PERFORMANCE

The bar chart and table below show the performance of the OTC Fund both year by year and as an average over different periods of time. For investment activity prior to November 1998, the Fund's performance reflected insurance-related charges that had the effect of reducing returns. Subsequent periods do not reflect insurance charges which, if reflected, would similarly have the effect of reducing returns. The variability of performance over time provides an indication of the risks of investing in the Fund. Of course, this past performance does not necessarily indicate how the Fund will perform in the future.

[CHART]

1998        83.76%
1999       101.32%
2000       -38.19%
2001       -35.17%
2002       -38.85%
2003        45.41%
2004         9.35%

DURING THE PERIOD SHOWN IN THE BAR CHART, THE HIGHEST RETURN FOR A QUARTER WAS 53.10% (QUARTER ENDED DECEMBER 31, 1999) AND THE LOWEST RETURN FOR A QUARTER WAS -37.14% (QUARTER ENDED SEPTEMBER 30, 2001).

AVERAGE ANNUAL TOTAL RETURN (FOR PERIODS ENDING DECEMBER 31, 2004)(1)

                                                          OTC FUND         NASDAQ 100 INDEX(2)
----------------------------------------------------------------------------------------------
PAST ONE YEAR                                                9.35%                10.43%
PAST FIVE YEARS                                            -17.18%               -15.25%
SINCE INCEPTION (05/07/97)                                   5.76%                 7.85%

(1) THESE FIGURES ASSUME THE REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS.
(2) THE NASDAQ 100 INDEX(R) IS AN UNMANAGED MODIFIED CAPITALIZATION-WEIGHTED INDEX COMPOSED OF 100 OF THE LARGEST NON-FINANCIAL COMPANIES LISTED ON THE NASDAQ STOCK MARKET, INC. ("NASDAQ"). RETURNS REFLECT NO DEDUCTIONS FOR FEES, EXPENSES OR TAXES.

FEES AND EXPENSES OF THE FUND

This table and example are designed to assist you in understanding the fees and expenses that you may pay as an investor in the shares.

OWNERS OF VARIABLE ANNUITY AND INSURANCE CONTRACTS THAT INVEST IN THE FUND SHOULD REFER TO THE VARIABLE INSURANCE CONTRACT PROSPECTUS FOR A DESCRIPTION OF FEES AND EXPENSES, AS THE TABLE AND EXAMPLE DO NOT REFLECT DEDUCTIONS AT THE SEPARATE ACCOUNT LEVEL OR CONTRACT LEVEL FOR ANY CHARGES THAT MAY BE INCURRED UNDER A CONTRACT. IF THE TABLE AND EXAMPLE WERE TO REFLECT THE DEDUCTION OF INSURANCE CHARGES, FEES AND EXPENSES WOULD BE HIGHER.

SHAREHOLDER FEES                                                                         NONE
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
   MANAGEMENT FEES                                                                       0.75%
   DISTRIBUTION (12b-1) FEES                                                             NONE
   OTHER EXPENSES                                                                        0.72%
TOTAL ANNUAL FUND OPERATING EXPENSES                                                     1.47%

EXAMPLE

This Example is intended to help you compare the cost of investing in the shares of the OTC Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

               1 YEAR      3 YEARS      5 YEARS      10 YEARS
--------------------------------------------------------------
             $      154   $      479   $      827   $    1,807

ARKTOS FUND
FUND INFORMATION

FUND OBJECTIVE

The Arktos Fund seeks to provide investment results that will match the performance of a specific benchmark. The Fund's current benchmark is the inverse of the performance of the Nasdaq 100 Index(R) (the "underlying index").

If the Fund meets its objective, the value of the Fund's shares will tend to increase during times when the value of the underlying index is decreasing. When the value of the underlying index is increasing, however, the value of the Fund's shares should decrease on a daily basis by an inversely proportionate amount (e.g., if the underlying index goes up by 5%, the value of the Fund's shares should go down by 5% on that day).

PRINCIPAL INVESTMENT STRATEGY

Unlike a traditional index fund, the Arktos Fund's benchmark is to perform exactly opposite the underlying index, and the Arktos Fund will not own the securities included in the underlying index. Instead, as its primary investment strategy, the Arktos Fund engages to a significant extent in short sales of securities or futures contracts and in options on securities, futures contracts, and stock indices and may enter into swap agreements. On a day-to-day basis, the Arktos Fund holds U.S. Government securities or cash equivalents to collateralize these futures and options contracts. The Arktos Fund also may enter into swap agreements.

PRINCIPAL RISKS

In addition to the risks common to investing in any Benchmark Fund, the Arktos Fund is subject to a number of other risks that may affect the value of its shares, including:

EQUITY RISK - The equity markets are volatile, and the value of the Fund's equity securities and equity derivatives, such as futures and options contracts, may fluctuate significantly from day to day. This volatility may cause the value of your investment in the Fund to decrease.

CONCENTRATION RISK - To the extent that the underlying index is currently concentrated in issuers conducting business in the technology sector, the Fund's investments in those issuers are subject to legislative or regulatory changes and/or adverse market conditions. Because the Fund seeks to perform opposite to the underlying index performance, the value of the Fund's investments will tend to decrease when market conditions favor technology sector issuers due to the underlying index concentration. The prices of the securities of technology companies may fluctuate widely due to investor sentiment, competitive pressures, increased sensitivity to short product cycles and aggressive pricing, problems relating to bringing their products to market, very high price/earnings ratios, and high personnel turnover due to severe labor shortages for skilled technology professionals.

SHORT SALES RISK - Short sales are transactions in which a Fund sells a security it does not own. If the security the Fund sold short goes down in price between the time the Fund sells the security and closes its short position, the Fund will realize a gain on the transaction. Conversely, if the security goes up in price during the period, the Fund will realize a loss on the transaction. The risk of such price increases is the principal risk of engaging in short sales. The Fund may also be subject to expenses related to short sales such as borrowing and margin account maintenance costs, which may negatively impact the performance of the Fund.

FUND PERFORMANCE AND FEE INFORMATION

PERFORMANCE

The bar chart and table below show the performance of the Arktos Fund both year by year and as an average over different periods of time. The variability of performance over time provides an indication of the risks of investing in the Fund. Of course, this past performance does not necessarily indicate how the Fund will perform in the future.

[CHART]

2002        33.85%
2003       -37.37%
2004       -11.83%

DURING THE PERIOD SHOWN IN THE BAR CHART, THE HIGHEST RETURN FOR A QUARTER WAS 32.20% (QUARTER ENDED JUNE 30, 2002) AND THE LOWEST RETURN FOR A QUARTER WAS -18.97% (QUARTER ENDED DECEMBER 31, 2002).

AVERAGE ANNUAL TOTAL RETURN (FOR PERIODS ENDING DECEMBER 31, 2004)(1)

                                                           ARKTOS          NASDAQ 100 INDEX(2)
----------------------------------------------------------------------------------------------
PAST ONE YEAR                                              -11.83%                10.43%
SINCE INCEPTION (05/21/2001)                                -3.73%                -6.32%

(1) THESE FIGURES ASSUME THE REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS.
(2) THE NASDAQ 100 INDEX(R) IS AN UNMANAGED MODIFIED CAPITALIZATION-WEIGHTED INDEX COMPOSED OF 100 OF THE LARGEST NON-FINANCIAL COMPANIES LISTED ON THE NASDAQ STOCK MARKET, INC. ("NASDAQ"). RETURNS REFLECT NO DEDUCTION FOR FEES, EXPENSES OR TAXES.

FEES AND EXPENSES OF THE FUND

This table and example are designed to assist you in understanding the fees and expenses that you may pay as an investor in the shares.

OWNERS OF VARIABLE ANNUITY AND INSURANCE CONTRACTS THAT INVEST IN THE FUND SHOULD REFER TO THE VARIABLE INSURANCE CONTRACT PROSPECTUS FOR A DESCRIPTION OF FEES AND EXPENSES, AS THE TABLE AND EXAMPLE DO NOT REFLECT DEDUCTIONS AT THE SEPARATE ACCOUNT LEVEL OR CONTRACT LEVEL FOR ANY CHARGES THAT MAY BE INCURRED UNDER A CONTRACT. IF THE TABLE AND EXAMPLE WERE TO REFLECT THE DEDUCTION OF INSURANCE CHARGES, FEES AND EXPENSES WOULD BE HIGHER.

SHAREHOLDER FEES                                                                         NONE
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
   MANAGEMENT FEES                                                                       0.90%
   DISTRIBUTION (12b-1) FEES                                                             NONE
   OTHER EXPENSES                                                                        0.74%
TOTAL ANNUAL FUND OPERATING EXPENSES                                                     1.64%

EXAMPLE

This Example is intended to help you compare the cost of investing in the shares of the Arktos Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

               1 YEAR       3 YEARS      5 YEARS     10 YEARS
--------------------------------------------------------------
             $      172   $      534   $      919   $    2,000

U.S. GOVERNMENT BOND FUND
FUND INFORMATION

FUND OBJECTIVE

The U.S. Government Bond Fund seeks to provide investment results that correspond to a benchmark for U.S. Government securities. The Fund's current benchmark is 120% of the price movement of the Long Treasury Bond. The Long Treasury Bond is the U.S. Treasury bond with the longest maturity, which is currently 30 years. The price movement of the Long Treasury Bond is based on the daily price change of the most recently issued Long Treasury Bond.

If the Fund meets its objective, the value of the Fund's shares should increase on a daily basis by 120% of any price increase by the Long Treasury Bond. In contrast, when the price of the Long Treasury Bond declines, the value of the Fund's shares should decline on a daily basis by 120% of any price decline of the Long Treasury Bond (e.g., if the Long Treasury Bond goes down by 5%, the value of the Fund's shares should go down by 6% on that day).

PRINCIPAL INVESTMENT STRATEGY

The Fund invests principally in U.S. Government securities and in leveraged instruments, such as certain futures and options contracts. Some of the Fund's U.S. Government securities, or cash equivalents, will be used to collateralize these futures and options. Futures and options contracts, if used properly, may enable the Fund to meet its objective by increasing the Fund's exposure to the securities included in its benchmark. In addition, the Fund may enter into transactions involving zero coupon U.S. Treasury bonds.

PRINCIPAL RISKS

In addition to the risks common to investing in any Benchmark Fund, the U.S. Government Bond Fund is subject to a number of other risks that may affect the value of its shares, including:

FIXED INCOME RISK - The Fund's fixed income investments will change in value in response to interest rate changes and other factors. In addition, the value of securities with longer maturities will fluctuate more in response to interest rate changes.

LEVERAGING RISK - The more the Fund invests in leveraged instruments, the more this leverage will magnify any losses on those investments. Leverage will also have the effect of magnifying tracking error risk.

FUND PERFORMANCE AND FEE INFORMATION

PERFORMANCE

The bar chart and table below show the performance of the U.S. Government Bond Fund both year by year and as an average over different periods of time. For investment activity prior to November 1998, the Fund's performance reflected insurance-related charges that had the effect of reducing returns. Subsequent periods do not reflect insurance charges which, if reflected, would similarly have the effect of reducing returns. The variability of performance over time provides an indication of the risks of investing in the Fund. Of course, this past performance does not necessarily indicate how the Fund will perform in the future.

[CHART]

1998        12.86%
1999       -20.45%
2000        20.16%
2001         0.08%
2002        18.62%
2003        -0.64%
2004         8.42%

DURING THE PERIOD SHOWN IN THE BAR CHART, THE HIGHEST RETURN FOR A QUARTER WAS 17.53% (QUARTER ENDED SEPTEMBER 30, 2002) AND THE LOWEST RETURN FOR A QUARTER WAS -9.57% (QUARTER ENDED MARCH 31, 1999).

AVERAGE ANNUAL TOTAL RETURN (FOR PERIODS ENDING DECEMBER 31, 2004)(1)

                                                       U.S. GOVERNMENT          LEHMAN LONG
                                                          BOND FUND        TREASURY BOND INDEX(2)
-------------------------------------------------------------------------------------------------
PAST ONE YEAR                                                8.42%                   7.70%
PAST FIVE YEARS                                              8.98%                  10.07%
SINCE INCEPTION (08/18/97)(3)                                5.80%                   8.45%

(1) THESE FIGURES ASSUME THE REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS.
(2) THE LEHMAN LONG TREASURY BOND INDEX IS AN UNMANAGED INDEX THAT IS A WIDELY RECOGNIZED INDICATOR OF U.S. GOVERNMENT BOND PERFORMANCE. RETURNS REFLECT NO DEDUCTION FOR FEES, EXPENSES OR TAXES.
(3) THE FUND COMMENCED CONTINUOUS OPERATIONS ON AUGUST 18, 1997. PRIOR TO THAT TIME, DUE TO THE NATURE OF THE FUND'S INVESTMENT ACTIVITY, THE FUND EXPERIENCED PERIODS WITH ZERO NET ASSETS. PERIODS OF OPERATION, INCLUDING RETURNS FOR EACH DISCRETE PERIOD, WERE AS FOLLOWS: MAY 29, 1997 TO JUNE 5, 1997, 1.50%; JUNE 24, 1997 TO JULY 14, 1997, 2.20%; JULY 29, 1997 TO AUGUST
     12, 1997, -3.30%.

FEES AND EXPENSES OF THE FUND

This table and example are designed to assist you in understanding the fees and expenses that you may pay as an investor in the shares.

OWNERS OF VARIABLE ANNUITY AND INSURANCE CONTRACTS THAT INVEST IN THE FUND SHOULD REFER TO THE VARIABLE INSURANCE CONTRACT PROSPECTUS FOR A DESCRIPTION OF FEES AND EXPENSES, AS THE TABLE AND EXAMPLE DO NOT REFLECT DEDUCTIONS AT THE SEPARATE ACCOUNT LEVEL OR CONTRACT LEVEL FOR ANY CHARGES THAT MAY BE INCURRED UNDER A CONTRACT. IF THE TABLE AND EXAMPLE WERE TO REFLECT THE DEDUCTION OF INSURANCE CHARGES, FEES AND EXPENSES WOULD BE HIGHER.

SHAREHOLDER FEES                                                                         NONE
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
   MANAGEMENT FEES                                                                       0.50%
   DISTRIBUTION (12b-1) FEES                                                             NONE
   OTHER EXPENSES                                                                        0.71%
TOTAL ANNUAL FUND OPERATING EXPENSES                                                     1.21%

EXAMPLE

This Example is intended to help you compare the cost of investing in the shares of the U.S. Government Bond Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

               1 YEAR       3 YEARS      5 YEARS     10 YEARS
--------------------------------------------------------------
             $      127   $      396   $      684   $    1,506

JUNO FUND
FUND INFORMATION

FUND OBJECTIVE

The Juno Fund seeks to provide total returns that will inversely correlate to the price movements of a benchmark for U.S. Treasury debt instruments or futures contract on a specified debt instrument. The Fund's current benchmark is the inverse of the daily price movement of the Long Treasury Bond. The Long Treasury Bond is the U.S. Treasury bond with the longest maturity, which is currently 30 years. The price movement of the Long Treasury Bond is based on the daily price change of the most recently issued Long Treasury Bond.

If the Fund meets its objective, the value of the Fund's shares will tend to increase on a daily basis when the price of the Long Treasury Bond decreases. When the price of the Long Treasury Bond increases, however, the value of the Fund's shares should decrease on a daily basis by an inversely proportionate amount (e.g., if the price of the Long Treasury Bond increases by 2%, the value of the Fund's shares should go down by 2% on that day).

INVESTMENT STRATEGY

Unlike a traditional index fund, the Fund's benchmark is to perform, on a daily basis, exactly opposite its benchmark, the Long Treasury Bond. As its primary investment strategy, the Fund enters into short sales and swap transactions, and engages in futures and options transactions. On a day-to-day basis, the Fund holds U.S. Government securities or cash equivalents to collateralize these obligations.

PRINCIPAL RISKS

In addition to the risks common to investing in any Benchmark Fund, the Juno Fund is subject to a number of other risks that may affect the value of its shares, including:

FIXED INCOME RISK - The Fund's fixed income investments will change in value in response to interest rate changes and other factors. In addition, the value of securities with longer maturities will fluctuate more in response to interest rate changes. These interest rate changes and other factors may also negatively affect the Fund's short sales of fixed income securities.

SHORT SALES RISK - Short sales are transactions in which the Fund sells a security it does not own. If the security the Fund sold short goes down in price between the time the Fund sells the security and closes its short position, the Fund will realize a gain on the transaction. Conversely, if the security goes up in price during the period, the Fund will realize a loss on the transaction. The risk of such price increases is the principal risk of engaging in short sales. The Fund may also be subject to expenses related to short sales such as borrowing and margin account maintenance costs, which may negatively impact the performance of the Fund.

FUND PERFORMANCE AND FEE INFORMATION

PERFORMANCE

The bar chart and table below show the performance of the Juno Fund for one year and as an average over different periods of time. The information in the table gives some indication of the risks of an investment in the Fund by comparing the Fund's performance with a broad measure of market performance. Of course, this past performance does not necessarily indicate how the Fund will perform in the future.

[CHART]

2004       -10.67%

DURING THE PERIOD SHOWN IN THE BAR CHART, THE HIGHEST RETURN FOR A QUARTER WAS 5.97% (QUARTER ENDED JUNE 30, 2004) AND THE LOWEST RETURN FOR A QUARTER WAS -7.49% (QUARTER ENDED MARCH 31, 2004).

AVERAGE ANNUAL TOTAL RETURN (FOR PERIODS ENDING DECEMBER 31, 2004)(1)

                                                                                LEHMAN LONG
                                                                  JUNO     TREASURY BOND INDEX(2)
------------------------------------------------------------------------------------------------
PAST ONE YEAR                                                    -10.67%            7.70%
SINCE INCEPTION (05/01/03)                                        -6.94%            4.59%

(1) THESE FIGURES ASSUME THE REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS.
(2) THE LEHMAN LONG TREASURY BOND INDEX IS AN UNMANAGED INDEX THAT IS A WIDELY RECOGNIZED INDICATOR OF U.S. GOVERNMENT BOND PERFORMANCE. RETURNS REFLECT NO DEDUCTION FOR FEES, EXPENSES OR TAXES.

FEES AND EXPENSES OF THE FUND

This table and example are designed to assist you in understanding the fees and expenses that you may pay as an investor in the shares.

OWNERS OF VARIABLE ANNUITY AND INSURANCE CONTRACTS THAT INVEST IN THE FUND SHOULD REFER TO THE VARIABLE INSURANCE CONTRACT PROSPECTUS FOR A DESCRIPTION OF FEES AND EXPENSES, AS THE TABLE AND EXAMPLE DO NOT REFLECT DEDUCTIONS AT THE SEPARATE ACCOUNT LEVEL OR CONTRACT LEVEL FOR ANY CHARGES THAT MAY BE INCURRED UNDER A CONTRACT. IF THE TABLE AND EXAMPLE WERE TO REFLECT THE DEDUCTION OF INSURANCE CHARGES, FEES AND EXPENSES WOULD BE HIGHER.

SHAREHOLDER FEES                                                                        NONE
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
   MANAGEMENT FEES                                                                       .90%
   DISTRIBUTION (12b-1) FEES                                                            NONE
   OTHER EXPENSES                                                                       4.12%
TOTAL ANNUAL FUND OPERATING EXPENSES                                                    5.02%

EXAMPLE

This Example is intended to help you compare the cost of investing in the shares of the Juno Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

               1 YEAR       3 YEARS      5 YEARS     10 YEARS
--------------------------------------------------------------
             $      527   $    1,577   $    2,621   $    5,207

MEDIUS FUND
FUND INFORMATION

FUND OBJECTIVE

The Medius Fund seeks to provide investment results that correlate to the performance of a specific benchmark for mid-cap securities. The Fund's current benchmark is the S&P MidCap 400(R) Index.

If the Fund meets its objective, the value of the Fund's shares will tend to increase during times when the performance of its benchmark is increasing. When the value of its benchmark is decreasing, the value of the Fund's shares will tend to decrease.

PRINCIPAL INVESTMENT STRATEGY

The Fund invests principally in securities of companies included on the S&P MidCap 400(R) Index and in leveraged instruments, such as equity swap agreements, futures contracts and options on securities, futures contracts, and stock indices. Swap agreements and futures and options contracts, if used properly, may enable the Fund to meet its objective by increasing the Fund's exposure to the securities included in its benchmark or to securities whose performance is highly correlated to its benchmark. The Fund's investment adviser will attempt to consistently apply leverage to increase the Fund's exposure to 150% of its benchmark. The Fund holds U.S. Government securities or cash equivalents to collateralize these futures and options contracts.

PRINCIPAL RISKS

In addition to the risks common to investing in any Benchmark Fund, the Medius Fund is subject to a number of other risks that may affect the value of its shares, including:

EQUITY RISK - The equity markets are volatile, and the value of the Fund's equity securities and equity derivatives, such as futures and options contracts, may fluctuate significantly from day to day. This volatility may cause the value of your investment in the Fund to decrease.

LEVERAGING RISK - The more the Fund invests in leveraged instruments, the more this leverage will magnify any gains or losses on those investments. Since the Fund's investment strategy involves consistently applied leverage, the value of the Fund's shares will tend to increase or decrease more than the value of any increase or decrease in its benchmark. Leverage will also have the effect of magnifying tracking error risk.

MEDIUM ISSUER RISK - In comparison to securities of companies with large capitalizations, securities of medium-capitalization companies may have more price volatility, greater spreads between their bid and ask prices, significantly lower trading volumes, and cyclical or static growth prospects. Medium-capitalization companies often have limited product lines, markets or financial resources, and may therefore be more vulnerable to adverse developments than large-capitalization companies.

TRACKING ERROR RISK - Tracking error risk may be more significant for the Fund compared to other Benchmark Funds, due to the Fund's consistent application of leverage to increase exposure to its benchmark.

FUND PERFORMANCE AND FEE INFORMATION

PERFORMANCE

The bar chart and table below show the performance of the Medius Fund both year by year and as an average over different periods of time. The variability of performance over time provides an indication of the risks of investing in the Fund. Of course, this past performance does not necessarily indicate how the Fund will perform in the future.

[CHART]

2002       -24.44%
2003        52.43%
2004        22.14%

DURING THE PERIOD SHOWN IN THE BAR CHART, THE HIGHEST RETURN FOR A QUARTER WAS 27.44% (QUARTER ENDED JUNE 30, 2003) AND THE LOWEST RETURN FOR A QUARTER WAS -25.33% (QUARTER ENDED SEPTEMBER 30, 2002).

AVERAGE ANNUAL TOTAL RETURN (FOR PERIODS ENDING DECEMBER 31, 2004)(1)

                                                                            S&P MIDCAP 400
                                                           MEDIUS              INDEX(2)
----------------------------------------------------------------------------------------------
PAST ONE YEAR                                              22.14%                16.48%
SINCE INCEPTION (10/01/2001)                               19.46%                16.06%

(1) THESE FIGURES ASSUME THE REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS.
(2)  THE S&P MIDCAP 400(R) INDEX IS AN UNMANAGED MODIFIED
     CAPITALIZATION-WEIGHTED INDEX COMPOSED OF 400 MID CAP STOCKS CHOSEN BY S&P FOR MARKET SIZE, LIQUIDITY, AND INDUSTRY GROUP REPRESENTATION. RETURNS REFLECT NO DEDUCTION FOR FEES, EXPENSES OR TAXES.

FEES AND EXPENSES OF THE FUND

This table and example are designed to assist you in understanding the fees and expenses that you may pay as an investor in the shares.

OWNERS OF VARIABLE ANNUITY AND INSURANCE CONTRACTS THAT INVEST IN THE FUND SHOULD REFER TO THE VARIABLE INSURANCE CONTRACT PROSPECTUS FOR A DESCRIPTION OF FEES AND EXPENSES, AS THE TABLE AND EXAMPLE DO NOT REFLECT DEDUCTIONS AT THE SEPARATE ACCOUNT LEVEL OR CONTRACT LEVEL FOR ANY CHARGES THAT MAY BE INCURRED UNDER A CONTRACT. IF THE TABLE AND EXAMPLE WERE TO REFLECT THE DEDUCTION OF INSURANCE CHARGES, FEES AND EXPENSES WOULD BE HIGHER.

SHAREHOLDER FEES                                                                         NONE
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
   MANAGEMENT FEES                                                                       0.90%
   DISTRIBUTION (12b-1) FEES                                                             NONE
   OTHER EXPENSES                                                                        0.74%
TOTAL ANNUAL FUND OPERATING EXPENSES                                                     1.64%

EXAMPLE

This Example is intended to help you compare the cost of investing in the shares of the Medius Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

               1 YEAR       3 YEARS      5 YEARS     10 YEARS
-------------------------------------------------------------
             $      172   $      534   $      919   $   2,000

MEKROS FUND
FUND INFORMATION

FUND OBJECTIVE

The Mekros Fund seeks to provide investment results that correlate to the performance of a specific benchmark for small-cap securities. The Fund's current benchmark is the Russell 2000 Index(R).

If the Fund meets its objective, the value of the Fund's shares will tend to increase during times when the performance of its benchmark is increasing. When the value of its benchmark is decreasing, the value of the Fund's shares will tend to decrease.

PRINCIPAL INVESTMENT STRATEGY

The Fund invests principally in securities of companies included on the Russell 2000 Index(R) and in leveraged instruments, such as equity swap agreements, futures contracts and options on securities, futures contracts, and stock indices. Swap agreements and futures and options contracts, if used properly, may enable the Fund to meet its objective by increasing the Fund's exposure to the securities included in its benchmark or to securities whose performance is highly correlated to its benchmark. The Fund's investment adviser will attempt to consistently apply leverage to increase the Fund's exposure to 150% of its benchmark. The Fund holds U.S. Government securities or cash equivalents to collateralize these futures and options contracts.

PRINCIPAL RISKS

In addition to the risks common to investing in any Benchmark Fund, the Mekros Fund is subject to a number of other risks that may affect the value of its shares, including:

EQUITY RISK - The equity markets are volatile, and the value of the Fund's equity securities and equity derivatives, such as futures and options contracts, may fluctuate significantly from day to day. This volatility may cause the value of your investment in the Fund to decrease.

LEVERAGING RISK - The more the Fund invests in leveraged instruments, the more this leverage will magnify any gains or losses on those investments. Since the Fund's investment strategy involves consistently applied leverage, the value of the Fund's shares will tend to increase or decrease more than the value of any increase or decrease in its benchmark. Leverage will also have the effect of magnifying tracking error risk.

SMALL ISSUER RISK - In comparison to securities of companies with large capitalizations, securities of small-capitalization companies may have more price volatility, greater spreads between their bid and ask prices, significantly lower trading volumes, and cyclical or static growth prospects. Small-capitalization companies often have limited product lines, markets or financial resources, and may therefore be more vulnerable to adverse developments than large-capitalization companies.

TRACKING ERROR RISK - Tracking error risk may be more significant for the Fund compared to other Benchmark Funds, due to the Fund's consistent application of leverage to increase exposure to its benchmark.

FUND PERFORMANCE AND FEE INFORMATION

PERFORMANCE

The bar chart and table below show the performance of the Mekros Fund both year by year and as an average over different periods of time. The variability of performance over time provides an indication of the risks of investing in the Fund. Of course, this past performance does not necessarily indicate how the Fund will perform in the future.

[CHART]

2002       -35.45%
2003        64.28%
2004        25.20%

DURING THE PERIOD SHOWN IN THE BAR CHART, THE HIGHEST RETURN FOR A QUARTER WAS 34.94% (QUARTER ENDED JUNE 30, 2003) AND THE LOWEST RETURN FOR A QUARTER WAS -30.50% (QUARTER ENDED SEPTEMBER 30, 2002).

AVERAGE ANNUAL TOTAL RETURN (FOR PERIODS ENDING DECEMBER 31, 2004)(1)

                                                           MEKROS        RUSSELL 2000 INDEX(2)
----------------------------------------------------------------------------------------------
PAST ONE YEAR                                              25.20%                18.33%
SINCE INCEPTION (10/01/2001)                               18.00%                17.92%

(1) THESE FIGURES ASSUME THE REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS.
(2) THE RUSSELL 2000 INDEX(R) IS AN UNMANAGED INDEX THAT IS A WIDELY RECOGNIZED INDICATOR OF SMALLER CAPITALIZATION COMPANYS' PERFORMANCE. RETURNS REFLECT NO DEDUCTION FOR FEES OR EXPENSES. RETURNS REFLECT NO DEDUCTION FOR FEES, EXPENSES OR TAXES.

FEES AND EXPENSES OF THE FUND

This table and example are designed to assist you in understanding the fees and expenses that you may pay as an investor in the shares.

OWNERS OF VARIABLE ANNUITY AND INSURANCE CONTRACTS THAT INVEST IN THE FUND SHOULD REFER TO THE VARIABLE INSURANCE CONTRACT PROSPECTUS FOR A DESCRIPTION OF FEES AND EXPENSES, AS THE TABLE AND EXAMPLE DO NOT REFLECT DEDUCTIONS AT THE SEPARATE ACCOUNT LEVEL OR CONTRACT LEVEL FOR ANY CHARGES THAT MAY BE INCURRED UNDER A CONTRACT. IF THE TABLE AND EXAMPLE WERE TO REFLECT THE DEDUCTION OF INSURANCE CHARGES, FEES AND EXPENSES WOULD BE HIGHER.

SHAREHOLDER FEES                                                                        NONE
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
   MANAGEMENT FEES                                                                      0.90%
   DISTRIBUTION (12b-1) FEES                                                            NONE
   OTHER EXPENSES                                                                       0.75%
TOTAL ANNUAL FUND OPERATING EXPENSES                                                    1.65%

EXAMPLE

This Example is intended to help you compare the cost of investing in the shares of the Mekros Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

               1 YEAR       3 YEARS      5 YEARS     10 YEARS
--------------------------------------------------------------
             $      173   $      537   $      925   $    2,011

LARGE-CAP EUROPE FUND
FUND INFORMATION

FUND OBJECTIVE

The Large-Cap Europe Fund seeks to provide investment results that correlate to the performance of a specific benchmark. The Fund's current benchmark is the Dow Jones STOXX 50 Index(SM).

If the Fund meets its objective, the value of the Fund's shares will tend to increase during times when the performance of its benchmark is increasing. When the value of its benchmark is decreasing, the value of the Fund's shares will tend to decrease.

PRINCIPAL INVESTMENT STRATEGY

The Fund invests principally in securities of companies included in the Dow Jones STOXX 50 Index(SM) and in leveraged instruments, such as equity swap agreements, futures contracts and options on securities, futures contracts, and stock indices. Futures and options contracts, if used properly, may enable the Fund to meet its objective by increasing the Fund's exposure to the securities included in its benchmark or to securities whose performance is highly correlated to its benchmark. The Fund's investment adviser will attempt to consistently apply leverage to increase the Fund's exposure to 125% of its benchmark. The Fund holds U.S. Government securities or cash equivalents to collateralize these futures and options contracts.

PRINCIPAL RISKS

In addition to the risks common to investing in any Benchmark Fund, the Large-Cap Europe Fund is subject to a number of other risks that may affect the value of its shares, including:

EQUITY RISK - The equity markets are volatile, and the value of the Fund's equity securities and equity derivatives, such as futures and options contracts, may fluctuate significantly from day to day. This volatility may cause the value of your investment in the Fund to decrease.

FOREIGN SECURITIES RISK - Investments in securities of foreign companies can be more volatile than investments in U.S. companies. Diplomatic, political, or economic developments could adversely affect investment in foreign countries. Foreign companies generally are not subject to accounting, auditing, and financial reporting standards comparable to those applicable to U.S. companies.

FOREIGN CURRENCY RISK - The value of securities denominated in foreign currencies can change when foreign currencies strengthen or weaken relative to the U.S. dollar. These currency movements may negatively impact the value of a Fund security even when there is no change in the value of the security in the issuer's home country. Under normal circumstances, the Fund does not plan to hedge against the risk of currency exchange rate fluctuations.

LEVERAGING RISK - The more the Fund invests in leveraged instruments, the more this leverage will magnify any gains or losses on those investments. Since the Fund's investment strategy involves consistently applied leverage, the value of the Fund's shares will tend to increase or decrease more than the value of any increase or decrease in its benchmark. Leverage will also have the effect of magnifying tracking error risk.

TRACKING ERROR RISK - The price of the Fund is calculated at the close of the U.S. markets using fair value prices. Due to the difference in times between the close of the European markets and the time the Fund prices its shares, the value the Fund assigns to securities generally will not be the same as the quoted or published prices of those securities on their primary markets or exchanges. The Fund, on a daily basis, is priced with consideration to the performance of securities on their primary exchanges, foreign currency appreciation/depreciation, and market movement in the U.S. as related to the securities. As a result, the tracking error risk for this Fund may be higher than other Rydex Benchmark Funds.

FUND PERFORMANCE AND FEE INFORMATION

PERFORMANCE

The bar chart and table below show the performance of the Large-Cap Europe Fund both year by year and as an average over different periods of time. The variability of performance over time provides an indication of the risks of investing in the Fund. Of course, this past performance does not necessarily indicate how the Fund will perform in the future.

[CHART]

2002       -28.35%
2003        43.08%
2004        16.15%

DURING THE PERIOD SHOWN IN THE BAR CHART, THE HIGHEST RETURN FOR A QUARTER WAS 27.39% (QUARTER ENDED JUNE 30, 2003) AND THE LOWEST RETURN FOR A QUARTER WAS -28.86% (QUARTER ENDED SEPTEMBER 30, 2002).

AVERAGE ANNUAL TOTAL RETURN (FOR PERIODS ENDING DECEMBER 31, 2004)(1)

                                                      LARGE-CAP EUROPE     DOW JONES STOXX 50 INDEX(2)
------------------------------------------------------------------------------------------------------
PAST ONE YEAR                                              16.15%                     4.30%
SINCE INCEPTION (10/01/2001)                                9.27%                    -4.69%

(1) THESE FIGURES ASSUME THE REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS.
(2) THE DOW JONES STOXX 50 INDEX(SM) IS AN UNMANAGED INDEX THAT IS A WIDELY RECOGNIZED INDICATOR OF EUROPEAN STOCK MARKET PERFORMANCE. RETURNS REFLECT NO DEDUCTION FOR FEES, EXPENSES OR TAXES. STOXX AND DOW JONES CLAIM COPYRIGHT AND OTHER PROPRIETARY INTEREST IN DOW JONES STOXX 50 INDEX. THE DOW JONES STOXX 50 INDEX(SM) AND THE RELATED TRADEMARKS HAVE BEEN LICENSED FOR CERTAIN PURPOSES BY RYDEX VARIABLE TRUST.

FEES AND EXPENSES OF THE FUND

This table and example are designed to assist you in understanding the fees and expenses that you may pay as an investor in the shares.

OWNERS OF VARIABLE ANNUITY AND INSURANCE CONTRACTS THAT INVEST IN THE FUND SHOULD REFER TO THE VARIABLE INSURANCE CONTRACT PROSPECTUS FOR A DESCRIPTION OF FEES AND EXPENSES, AS THE TABLE AND EXAMPLE DO NOT REFLECT DEDUCTIONS AT THE SEPARATE ACCOUNT LEVEL OR CONTRACT LEVEL FOR ANY CHARGES THAT MAY BE INCURRED UNDER A CONTRACT. IF THE TABLE AND EXAMPLE WERE TO REFLECT THE DEDUCTION OF INSURANCE CHARGES, FEES AND EXPENSES WOULD BE HIGHER.

SHAREHOLDER FEES                                                                         NONE
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
   MANAGEMENT FEES                                                                       0.90%
   DISTRIBUTION (12b-1) FEES                                                             NONE
   OTHER EXPENSES                                                                        0.74%
TOTAL ANNUAL FUND OPERATING EXPENSES                                                     1.64%

EXAMPLE

This Example is intended to help you compare the cost of investing in the shares of the Large-Cap Europe Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

               1 YEAR       3 YEARS      5 YEARS     10 YEARS
--------------------------------------------------------------
             $      172   $      534   $      919   $    2,000

LARGE-CAP JAPAN FUND
FUND INFORMATION

FUND OBJECTIVE

The Large-Cap Japan Fund seeks to provide investment results that correlate to the performance of a specific benchmark. The Fund's current benchmark is the Topix 100 Index.

If the Fund meets its objective, the value of the Fund's shares will tend to increase during times when the performance of its benchmark is increasing. When the value of its benchmark is decreasing, the value of the Fund's shares will tend to decrease.

PRINCIPAL INVESTMENT STRATEGY

The Fund invests principally in securities of companies included on the Topix 100 Index and in leveraged instruments, such as equity swap agreements, futures contracts and options on securities, futures contracts, and stock indices. Futures and options contracts, if used properly, may enable the Fund to meet its objective by increasing the Fund's exposure to the securities included in its benchmark or to securities whose performance is highly correlated to its benchmark. The Fund's investment adviser will attempt to consistently apply leverage to increase the Fund's exposure to 125% of its benchmark. The Fund holds U.S. Government securities or cash equivalents to collateralize these futures and options contracts.

PRINCIPAL RISKS

In addition to the risks common to investing in any Benchmark Fund, the Large-Cap Japan Fund is subject to a number of other risks that will affect the value of its shares, including:

EQUITY RISK - The equity markets are volatile, and the value of the Fund's equity securities and equity derivatives, such as futures and options contracts, may fluctuate significantly from day to day. This volatility may cause the value of your investment in the Fund to decrease.

FOREIGN SECURITIES RISK - Investments in securities of foreign companies can be more volatile than investments in U.S. companies. Diplomatic, political, or economic developments could adversely affect investment in foreign countries. Foreign companies generally are not subject to accounting, auditing, and financial reporting standards comparable to those applicable to U.S. companies.

FOREIGN CURRENCY RISK - The value of securities denominated in Japanese yen can change when the Japanese yen strengthens or weakens relative to the U.S. dollar. These currency movements may negatively impact the value of a Fund security even when there is no change in the value of the security in Japan. Under normal circumstances, the Fund does not plan to hedge against the risk of currency exchange rate fluctuations.

GEOGRAPHIC CONCENTRATION IN JAPAN - Targeting Japan could hurt the Fund's performance if Japan's economy performs poorly as a result of political and economic conditions that affect the Japanese market. Japanese economic growth has weakened after the sharp collapse of the stock market in the 1990's and the current economic condition remains uncertain. Japanese stocks tend to be more volatile than their U.S. counterparts, for reasons ranging from political and economic uncertainties, to a higher risk that essential information may be incomplete or wrong. The Fund may be more volatile than a more geographically diversified equity fund.

LEVERAGING RISK - The more the Fund invests in leveraged instruments, the more this leverage will magnify any gains or losses on those investments. Since the Fund's investment strategy involves consistently applied leverage, the value of the Fund's shares will tend to increase or decrease more than the value of any increase or decrease in its benchmark. Leverage will also have the effect of magnifying tracking error risk.

TRACKING ERROR RISK - The price of the Fund is calculated at the close of the U.S. markets using fair value prices. Due to the difference in times between the close of the Japanese markets and the time the Fund prices its shares, the value the Fund assigns to securities generally will not be the same as the quoted or published prices of those securities on their primary markets or exchanges. The Fund, on a daily basis, is priced with consideration to the performance of securities on their primary exchanges, foreign currency appreciation/depreciation, and market movement in the U.S. as related to the securities. As a result, the tracking error risk for this Fund may be higher than other Rydex Benchmark Funds.

FUND PERFORMANCE AND FEE INFORMATION

PERFORMANCE

The bar chart and table below show the performance of the Large-Cap Japan Fund both year by year and as an average over different periods of time. The variability of performance over time provides an indication of the risks of investing in the Fund. Of course, this past performance does not necessarily indicate how the Fund will perform in the future.

[CHART]

2002       -16.20%
2003        37.62%
2004        10.33%

DURING THE PERIOD SHOWN IN THE BAR CHART, THE HIGHEST RETURN FOR A QUARTER WAS 24.29% (QUARTER ENDED SEPTEMBER 30, 2003) AND THE LOWEST RETURN FOR A QUARTER WAS -17.53% (QUARTER ENDED SEPTEMBER 30, 2002).

AVERAGE ANNUAL TOTAL RETURN (FOR PERIODS ENDING DECEMBER 31, 2004)(1)

                                                       LARGE-CAP JAPAN     TOPIX 100 INDEX(2)
---------------------------------------------------------------------------------------------
PAST ONE YEAR                                              10.33%                 6.76%
SINCE INCEPTION (10/01/2001)                                3.41%                -0.03%

(1) THESE FIGURES ASSUME THE REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS.
(2) THE TOPIX 100 INDEX IS AN UNMANAGED INDEX THAT IS A WIDELY RECOGNIZED INDICATOR OF JAPANESE STOCK MARKET PERFORMANCE. RETURNS REFLECT NO DEDUCTION FOR FEES, EXPENSES OR TAXES.

FEES AND EXPENSES OF THE FUND

This table and example are designed to assist you in understanding the fees and expenses that you may pay as an investor in the shares.

OWNERS OF VARIABLE ANNUITY AND INSURANCE CONTRACTS THAT INVEST IN THE FUND SHOULD REFER TO THE VARIABLE INSURANCE CONTRACT PROSPECTUS FOR A DESCRIPTION OF FEES AND EXPENSES, AS THE TABLE AND EXAMPLE DO NOT REFLECT DEDUCTIONS AT THE SEPARATE ACCOUNT LEVEL OR CONTRACT LEVEL FOR ANY CHARGES THAT MAY BE INCURRED UNDER A CONTRACT. IF THE TABLE AND EXAMPLE WERE TO REFLECT THE DEDUCTION OF INSURANCE CHARGES, FEES AND EXPENSES WOULD BE HIGHER.

SHAREHOLDER FEES                                                                         NONE
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
   MANAGEMENT FEES                                                                       0.90%
   DISTRIBUTION (12b-1) FEES                                                             NONE
   OTHER EXPENSES                                                                        0.73%
TOTAL ANNUAL FUND OPERATING EXPENSES                                                     1.63%

EXAMPLE

This Example is intended to help you compare the cost of investing in the shares of the Large-Cap Japan Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

               1 YEAR       3 YEARS      5 YEARS     10 YEARS
--------------------------------------------------------------
             $      171   $      531   $      914   $    1,988

LARGE-CAP VALUE FUND
FUND INFORMATION

FUND OBJECTIVE

The Large-Cap Value Fund seeks to provide investment results that match the performance of a benchmark for large cap value securities. The Fund's current benchmark is the S&P 500/Barra Value Index (the "underlying index").

If the Fund meets its objective, the value of the Fund's shares should increase on a daily basis by the amount of any increase in the value of the underlying index. However, when the value of the underlying index declines, the value of the Fund's shares should also decrease on a daily basis by the amount of the decrease in the value of the underlying index.

PRINCIPAL INVESTMENT STRATEGY

Under normal circumstances, the Fund will invest at least 80% of its assets in securities of companies in the underlying index and derivatives and other instruments whose performance is expected to correspond to that of the underlying index, such as futures and options and swap agreements. This is a non-fundamental investment policy that can be changed by the Fund upon 60 days' prior notice to shareholders. On a day-to-day basis, the Fund may hold short-term U.S. Government securities to collateralize its derivative positions.

PRINCIPAL RISKS

In addition to the risks common to investing in any Benchmark Fund, the Large-Cap Value Fund is subject to a number of other risks that may affect the value of its shares, including:

EQUITY RISK - The equity markets are volatile, and the value of the Fund's equity securities and equity derivatives, such as futures and options contracts, may fluctuate significantly from day to day. This volatility may cause the value of your investment in the Fund to decrease.

MARKET SEGMENT RISK - The Fund is subject to the risk that large-capitalization value stocks may underperform other segments of the equity market or the equity markets as a whole.

FUND PERFORMANCE AND FEE INFORMATION

PERFORMANCE

The Large-Cap Value Fund commenced operations on May 3, 2004. Therefore, it does not have a performance history for a full calendar year.

FEES AND EXPENSES OF THE FUND

This table and example are designed to assist you in understanding the fees and expenses that you may pay as an investor in the shares.

OWNERS OF VARIABLE ANNUITY AND INSURANCE CONTRACTS THAT INVEST IN THE FUND SHOULD REFER TO THE VARIABLE INSURANCE CONTRACT PROSPECTUS FOR A DESCRIPTION OF FEES AND EXPENSES, AS THE TABLE AND EXAMPLE DO NOT REFLECT DEDUCTIONS AT THE SEPARATE ACCOUNT LEVEL OR CONTRACT LEVEL FOR ANY CHARGES THAT MAY BE INCURRED UNDER A CONTRACT. IF THE TABLE AND EXAMPLE WERE TO REFLECT THE DEDUCTION OF INSURANCE CHARGES, FEES AND EXPENSES WOULD BE HIGHER.

SHAREHOLDER FEES                                                                         NONE
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
  MANAGEMENT FEES                                                                        0.75%
  DISTRIBUTION (12b-1) FEES                                                              NONE
  OTHER EXPENSES                                                                         0.70%
TOTAL ANNUAL FUND OPERATING EXPENSES                                                     1.45%

EXAMPLE

This Example is intended to help you compare the cost of investing in the shares of the Large-Cap Value Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's estimated operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

               1 YEAR       3 YEARS      5 YEARS     10 YEARS
--------------------------------------------------------------
             $      152   $      473   $      816   $    1,784

LARGE-CAP GROWTH FUND
FUND INFORMATION

FUND OBJECTIVE

The Large-Cap Growth Fund seeks to provide investment results that match the performance of a benchmark for large cap growth securities. The Fund's current benchmark is the S&P 500/Barra Growth Index (the "underlying index").

If the Fund meets its objective, the value of the Fund's shares should increase on a daily basis by the amount of any increase in the value of the underlying index. However, when the value of the underlying index declines, the value of the Fund's shares should also decrease on a daily basis by the amount of the decrease in the value of the underlying index.

PRINCIPAL INVESTMENT STRATEGY

Under normal circumstances, the Fund will invest at least 80% of its assets in securities of companies in the underlying index and derivatives and other instruments whose performance is expected to correspond to that of the underlying index, such as futures and options and swap agreements. This is a non-fundamental investment policy that can be changed by the Fund upon 60 days' prior notice to shareholders. On a day-to-day basis, the Fund may hold short-term U.S. Government securities to collateralize its derivative positions.

PRINCIPAL RISKS

In addition to the risks common to investing in any Benchmark Fund, the Large-Cap Growth Fund is subject to a number of other risks that may affect the value of its shares, including:

EQUITY RISK - The equity markets are volatile, and the value of a Fund's equity securities and equity derivatives, such as futures and options contracts, may fluctuate significantly from day to day. This volatility may cause the value of your investment in the Fund to decrease.

MARKET SEGMENT RISK - The Fund is subject to the risk that large-capitalization growth stocks may underperform other segments of the equity market or the equity markets as a whole.

FUND PERFORMANCE AND FEE INFORMATION

PERFORMANCE

The Large-Cap Growth Fund commenced operations on May 3, 2004. Therefore, it does not have a performance history for a full calendar year.

FEES AND EXPENSES OF THE FUND

This table and example are designed to assist you in understanding the fees and expenses that you may pay as an investor in the shares.

OWNERS OF VARIABLE ANNUITY AND INSURANCE CONTRACTS THAT INVEST IN THE FUND SHOULD REFER TO THE VARIABLE INSURANCE CONTRACT PROSPECTUS FOR A DESCRIPTION OF FEES AND EXPENSES, AS THE TABLE AND EXAMPLE DO NOT REFLECT DEDUCTIONS AT THE SEPARATE ACCOUNT LEVEL OR CONTRACT LEVEL FOR ANY CHARGES THAT MAY BE INCURRED UNDER A CONTRACT. IF THE TABLE AND EXAMPLE WERE TO REFLECT THE DEDUCTION OF INSURANCE CHARGES, FEES AND EXPENSES WOULD BE HIGHER.

SHAREHOLDER FEES                                                                         NONE
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
   MANAGEMENT FEES                                                                       0.75%
   DISTRIBUTION (12b-1) FEES                                                             NONE
   OTHER EXPENSES                                                                        0.71%
TOTAL ANNUAL FUND OPERATING EXPENSES                                                     1.46%

EXAMPLE

This Example is intended to help you compare the cost of investing in the Large-Cap Growth Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's estimated operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

               1 YEAR       3 YEARS     5 YEARS      10 YEARS
--------------------------------------------------------------
             $      153   $      476   $      822   $    1,796

MID-CAP VALUE FUND
FUND INFORMATION

FUND OBJECTIVE

The Mid-Cap Value Fund seeks to provide investment results that match the performance of a benchmark for mid cap value securities. The Fund's current benchmark is the S&P MidCap 400/Barra Value Index (the "underlying index").

If the Fund meets its objective, the value of the Fund's shares should increase on a daily basis by the amount of any increase in the value of the underlying index. However, when the value of the underlying index declines, the value of the Fund's shares should also decrease on a daily basis by the amount of the decrease in the value of the underlying index.

PRINCIPAL INVESTMENT STRATEGY

Under normal circumstances, the Fund will invest at least 80% of its assets in securities of companies in the underlying index and derivatives and other instruments whose performance is expected to correspond to that of the underlying index, such as futures and options and swap agreements. This is a non-fundamental investment policy that can be changed by the Fund upon 60 days' prior notice to shareholders. On a day-to-day basis, the Fund may hold short-term U.S. Government securities to collateralize its derivative positions.

PRINCIPAL RISKS

In addition to the risks common to investing in any Benchmark Fund, the Mid-Cap Value Fund is subject to a number of other risks that may affect the value of its shares, including:

EQUITY RISK - The equity markets are volatile, and the value of a Fund's equity securities and equity derivatives, such as futures and options contracts, may fluctuate significantly from day to day. This volatility may cause the value of your investment in the Fund to decrease.

MEDIUM ISSUER RISK - In comparison to securities of large-capitalization companies, securities of medium-capitalization companies may have more price volatility, greater spreads between their bid and ask prices, significantly lower trading volumes, and cyclical or static growth prospects. Medium-capitalization companies often have limited product lines, markets or financial resources, and may therefore be more vulnerable to adverse developments than larger-capitalization companies.

MARKET SEGMENT RISK - The Fund is subject to the risk that medium-capitalization value stocks may underperform other segments of the equity market or the equity markets as a whole.

FUND PERFORMANCE AND FEE INFORMATION

PERFORMANCE

The Mid-Cap Value Fund commenced operations on May 3, 2004. Therefore, it does not have a performance history for a full calendar year.

FEES AND EXPENSES OF THE FUND

This table and example are designed to assist you in understanding the fees and expenses that you may pay as an investor in the shares.

OWNERS OF VARIABLE ANNUITY AND INSURANCE CONTRACTS THAT INVEST IN THE FUND SHOULD REFER TO THE VARIABLE INSURANCE CONTRACT PROSPECTUS FOR A DESCRIPTION OF FEES AND EXPENSES, AS THE TABLE AND EXAMPLE DO NOT REFLECT DEDUCTIONS AT THE SEPARATE ACCOUNT LEVEL OR CONTRACT LEVEL FOR ANY CHARGES THAT MAY BE INCURRED UNDER A CONTRACT. IF THE TABLE AND EXAMPLE WERE TO REFLECT THE DEDUCTION OF INSURANCE CHARGES, FEES AND EXPENSES WOULD BE HIGHER.

SHAREHOLDER FEES                                                                         NONE
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
   MANAGEMENT FEES                                                                       0.75%
   DISTRIBUTION (12b-1) FEES                                                             NONE
   OTHER EXPENSES                                                                        0.73%
TOTAL ANNUAL FUND OPERATING EXPENSES                                                     1.48%

EXAMPLE

This Example is intended to help you compare the cost of investing in the shares of the Mid-Cap Value Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's estimated operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

               1 YEAR       3 YEARS      5 YEARS     10 YEARS
--------------------------------------------------------------
             $      155   $      482   $      832   $    1,819

MID-CAP GROWTH FUND
FUND INFORMATION

FUND OBJECTIVE

The Mid-Cap Growth Fund seeks to provide investment results that match the performance of a benchmark for mid cap growth securities. The Fund's current benchmark is the S&P MidCap 400/Barra Growth Index (the "underlying index").

If the Fund meets its objective, the value of the Fund's shares should increase on a daily basis by the amount of any increase in the value of the underlying index. However, when the value of the underlying index declines, the value of the Fund's shares should also decrease on a daily basis by the amount of the decrease in the value of the underlying index.

PRINCIPAL INVESTMENT STRATEGY

Under normal circumstances, the Fund will invest at least 80% of its assets in securities of companies in the underlying index and derivatives and other instruments whose performance is expected to correspond to that of the underlying index, such as futures and options and swap agreements. This is a non-fundamental investment policy that can be changed by the Fund upon 60 days' prior notice to shareholders. On a day-to-day basis, the Fund may hold short-term U.S. Government securities to collateralize its derivative positions.

PRINCIPAL RISKS

In addition to the risks common to investing in any Benchmark Fund, the Mid Cap Growth Fund is subject to a number of other risks that may affect the value of its shares, including:

EQUITY RISK - The equity markets are volatile, and the value of a Fund's equity securities and equity derivatives, such as futures and options contracts, may fluctuate significantly from day to day. This volatility may cause the value of your investment in the Fund to decrease.

MEDIUM ISSUER RISK - In comparison to securities of companies with large capitalizations, securities of medium-capitalization companies may have more price volatility, greater spreads between their bid and ask prices, significantly lower trading volumes, and cyclical or static growth prospects. Medium-capitalization companies often have limited product lines, markets or financial resources, and may therefore be more vulnerable to adverse developments than large-capitalization companies.

FUND PERFORMANCE AND FEE INFORMATION

PERFORMANCE

The Mid-Cap Growth Fund commenced operations on May 3, 2004. Therefore, it does not have a performance history for a full calendar year.

FEES AND EXPENSES OF THE FUND

This table and example are designed to assist you in understanding the fees and expenses that you may pay as an investor in the shares.

OWNERS OF VARIABLE ANNUITY AND INSURANCE CONTRACTS THAT INVEST IN THE FUND SHOULD REFER TO THE VARIABLE INSURANCE CONTRACT PROSPECTUS FOR A DESCRIPTION OF FEES AND EXPENSES, AS THE TABLE AND EXAMPLE DO NOT REFLECT DEDUCTIONS AT THE SEPARATE ACCOUNT LEVEL OR CONTRACT LEVEL FOR ANY CHARGES THAT MAY BE INCURRED UNDER A CONTRACT. IF THE TABLE AND EXAMPLE WERE TO REFLECT THE DEDUCTION OF INSURANCE CHARGES, FEES AND EXPENSES WOULD BE HIGHER.

SHAREHOLDER FEES                                                                         NONE
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
   MANAGEMENT FEES                                                                       0.75%
   DISTRIBUTION (12b-1) FEES                                                             NONE
   OTHER EXPENSES                                                                        0.71%
TOTAL ANNUAL FUND OPERATING EXPENSES                                                     1.46%

EXAMPLE

This Example is intended to help you compare the cost of investing in the shares of the Mid-Cap Growth Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's estimated operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

               1 YEAR       3 YEARS      5 YEARS     10 YEARS
--------------------------------------------------------------
             $      153   $      476   $      822   $    1,796

INVERSE MID-CAP FUND
FUND INFORMATION

FUND OBJECTIVE

The Inverse Mid-Cap Fund seeks to provide investment results that will match the performance of a specific benchmark. The Fund's current benchmark is the inverse of the performance of the S&P MidCap 400 Index (the "underlying index").

If the Fund meets its objectives, the value of the Fund's shares will tend to increase during times when the value of the underlying index is decreasing. When the value of the underlying index is increasing, however, the value of the Fund's shares should decrease on a daily basis by an inversely proportionate amount (e.g., if the index goes up by 5%, the value of the Fund's shares should go down by 5% on that day).

PRINCIPAL INVESTMENT STRATEGY

Unlike a traditional index fund, the Fund's objective is to perform exactly the opposite of the underlying index. Under normal circumstances, the Fund will invest at least 80% of its assets in financial instruments with economic characteristics that should perform opposite to those of the underlying index. For example, the Fund engages in short sales of securities included in the underlying index or futures contracts and may invest to a significant extent in derivatives and other instruments whose performance is expected to be the opposite of the underlying index, such as options on securities, futures contracts, and securities indices and swap agreements. This is a non-fundamental investment policy that can be changed by the Fund upon 60 days' prior notice to shareholders. On a day-to-day basis, the Fund may hold short-term U.S. Government securities to collateralize its short sales and derivative positions.

PRINCIPAL RISKS

In addition to the risks common to investing in any Benchmark Fund, the Inverse Mid-Cap Fund is subject to a number of other risks that may affect the value of its shares, including:

EQUITY RISK - The equity markets are volatile, and the value of a Fund's equity securities and equity derivatives, such as futures and options contracts, may fluctuate significantly from day to day. This volatility may cause the value of your investment in the Fund to decrease.

SHORT SALES RISK - Short sales are transactions in which the Fund sells a security it does not own. If the security the Fund sold short goes down in price between the time the Fund sells the security and closes its short position, the Fund will realize a gain on the transaction. Conversely, if the security goes up in price during the period, the Fund will realize a loss on the transaction. The risk of such price increases is the principal risk of engaging in short sales. The Fund may also be subject to expenses related to short sales such as borrowing and margin account maintenance costs, which may negatively impact the performance of the Fund.

MEDIUM ISSUER RISK - In comparison to securities of companies with large capitalizations, securities of medium-capitalization companies may have more price volatility, greater spreads between their bid and ask prices, significantly lower trading volumes, and cyclical or static growth prospectus. Medium-capitalization companies often have limited product lines, markets or financial resources, and may therefore be more vulnerable to adverse developments than large-capitalization companies.

FUND PERFORMANCE AND FEE INFORMATION

PERFORMANCE

The Inverse Mid-Cap Fund commenced operations on May 3, 2004. Therefore, it does not have a performance history for a full calendar year.

FEES AND EXPENSES OF THE FUND

This table and example are designed to assist you in understanding the fees and expenses that you may pay as an investor in the shares.

OWNERS OF VARIABLE ANNUITY AND INSURANCE CONTRACTS THAT INVEST IN THE FUND SHOULD REFER TO THE VARIABLE INSURANCE CONTRACT PROSPECTUS FOR A DESCRIPTION OF FEES AND EXPENSES, AS THE TABLE AND EXAMPLE DO NOT REFLECT DEDUCTIONS AT THE SEPARATE ACCOUNT LEVEL OR CONTRACT LEVEL FOR ANY CHARGES THAT MAY BE INCURRED UNDER A CONTRACT. IF THE TABLE AND EXAMPLE WERE TO REFLECT THE DEDUCTION OF INSURANCE CHARGES, FEES AND EXPENSES WOULD BE HIGHER.

SHAREHOLDER FEES                                                                         NONE
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
   MANAGEMENT FEES                                                                       0.90%
   DISTRIBUTION (12b-1) FEES                                                             NONE
   OTHER EXPENSES                                                                        0.72%
TOTAL ANNUAL FUND OPERATING EXPENSES                                                     1.62%

EXAMPLE

This Example is intended to help you compare the cost of investing in the shares of the Inverse Mid-Cap Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's estimated operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

               1 YEAR       3 YEARS      5 YEARS     10 YEARS
--------------------------------------------------------------
             $      170   $      527   $      909   $    1,977

SMALL-CAP VALUE FUND
FUND INFORMATION

FUND OBJECTIVE

The Small-Cap Value Fund seeks to provide investment results that match the performance of a benchmark for small cap value securities. The Fund's current benchmark is the S&P SmallCap 600/Barra Value Index (the "underlying index").

If the Fund meets its objective, the value of the Fund's shares should increase on a daily basis by the amount of any increase in the value of the underlying index. However, when the value of the underlying index declines, the value of the Fund's shares should also decrease on a daily basis by the amount of the decrease in the value of the underlying index.

PRINCIPAL INVESTMENT STRATEGY

Under normal circumstances, the Fund will invest at least 80% of its assets in securities of companies in the underlying index and derivatives and other instruments whose performance is expected to correspond to that of the underlying index, such as futures and options and swap agreements. This is a non-fundamental investment policy that can be changed by the Fund upon 60 days' prior notice to shareholders. On a day-to-day basis, the Fund may hold short-term U.S. Government securities to collateralize its derivative positions.

PRINCIPAL RISKS

In addition to the risks common to investing in any Benchmark Fund, the Small-Cap Value Fund is subject to a number of other risks that may affect the value of its shares, including:

EQUITY RISK - The equity markets are volatile, and the value of a Fund's equity securities and equity derivatives, such as futures and options contracts, may fluctuate significantly from day to day. This volatility may cause the value of your investment in the Fund to decrease.

SMALL ISSUER RISK - In comparison to securities of larger-capitalization companies, securities of small-capitalization companies may have more price volatility, greater spreads between their bid and ask prices, significantly lower trading volumes, and cyclical or static growth prospects. Small-capitalization companies often have limited product lines, markets or financial resources, and may therefore be more vulnerable to adverse developments than larger-capitalization companies.

MARKET SEGMENT RISK - The Fund is subject to the risk that small-capitalization value stocks may underperform other segments of the equity market or the equity markets as a whole.

FUND PERFORMANCE AND FEE INFORMATION

PERFORMANCE

The Small-Cap Value Fund commenced operations on May 3, 2004. Therefore, it does not have a performance history for a full calendar year.

FEES AND EXPENSES OF THE FUND

This table and example are designed to assist you in understanding the fees and expenses that you may pay as an investor in the shares.

OWNERS OF VARIABLE ANNUITY AND INSURANCE CONTRACTS THAT INVEST IN THE FUND SHOULD REFER TO THE VARIABLE INSURANCE CONTRACT PROSPECTUS FOR A DESCRIPTION OF FEES AND EXPENSES, AS THE TABLE AND EXAMPLE DO NOT REFLECT DEDUCTIONS AT THE SEPARATE ACCOUNT LEVEL OR CONTRACT LEVEL FOR ANY CHARGES THAT MAY BE INCURRED UNDER A CONTRACT. IF THE TABLE AND EXAMPLE WERE TO REFLECT THE DEDUCTION OF INSURANCE CHARGES, FEES AND EXPENSES WOULD BE HIGHER.

SHAREHOLDER FEES                                                                         NONE
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
   MANAGEMENT FEES                                                                       0.75%
   DISTRIBUTION (12b-1) FEES                                                             NONE
   OTHER EXPENSES                                                                        0.71%
TOTAL ANNUAL FUND OPERATING EXPENSES                                                     1.46%

EXAMPLE

This Example is intended to help you compare the cost of investing in the shares of the Small-Cap Value Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's estimated operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

               1 YEAR       3 YEARS      5 YEARS     10 YEARS
--------------------------------------------------------------
             $      153   $      476   $      822   $    1,796

SMALL-CAP GROWTH FUND
FUND INFORMATION

FUND OBJECTIVE

The Small-Cap Growth Fund seeks to provide investment results that match the performance of a benchmark for small cap growth securities. The Fund's current benchmark is the S&P SmallCap 600/Barra Growth Index (the "underlying index").

If the Fund meets its objective, the value of the Fund's shares should increase on a daily basis by the amount of any increase in the value of the underlying index. However, when the value of the underlying index declines, the value of the Fund's shares should also decrease on a daily basis by the amount of the decrease in the value of the underlying index.

PRINCIPAL INVESTMENT STRATEGY

Under normal circumstances, the Fund will invest at least 80% of its assets in securities of companies in the underlying index and derivatives and other instruments whose performance is expected to correspond to that of the underlying index, such as futures and options and swap agreements. This is a non-fundamental investment policy that can be changed by the Fund upon 60 days' prior notice to shareholders. On a day-to-day basis, the Fund may hold short-term U.S. Government securities to collateralize its derivative positions.

PRINCIPAL RISKS

In addition to the risks common to investing in any Benchmark Fund, the Small-Cap Growth Fund is subject to a number of other risks that may affect the value of its shares, including:

EQUITY RISK - The equity markets are volatile, and the value of a Fund's equity securities and equity derivatives, such as futures and options contracts, may fluctuate significantly from day to day. This volatility may cause the value of your investment in the Fund to decrease.

SMALL ISSUER RISK - In comparison to securities of larger-capitalization companies, securities of small-capitalization companies may have more price volatility, greater spreads between their bid and ask prices, significantly lower trading volumes, and cyclical or static growth prospects. Small-capitalization companies often have limited product lines, markets or financial resources, and may therefore be more vulnerable to adverse developments than larger-capitalization companies.

MARKET SEGMENT RISK - The Fund is subject to the risk that small-capitalization growth stocks may underperform other segments of the equity market or the equity markets as a whole.

FUND PERFORMANCE AND FEE INFORMATION

PERFORMANCE

The Small-Cap Growth Fund commenced operations on May 3, 2004. Therefore, it does not have a performance history for a full calendar year.

FEES AND EXPENSES OF THE FUND

This table and example are designed to assist you in understanding the fees and expenses that you may pay as an investor in the shares.

OWNERS OF VARIABLE ANNUITY AND INSURANCE CONTRACTS THAT INVEST IN THE FUND SHOULD REFER TO THE VARIABLE INSURANCE CONTRACT PROSPECTUS FOR A DESCRIPTION OF FEES AND EXPENSES, AS THE TABLE AND EXAMPLE DO NOT REFLECT DEDUCTIONS AT THE SEPARATE ACCOUNT LEVEL OR CONTRACT LEVEL FOR ANY CHARGES THAT MAY BE INCURRED UNDER A CONTRACT. IF THE TABLE AND EXAMPLE WERE TO REFLECT THE DEDUCTION OF INSURANCE CHARGES, FEES AND EXPENSES WOULD BE HIGHER.

SHAREHOLDER FEES                                                                         NONE
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
   MANAGEMENT FEES                                                                       0.75%
   DISTRIBUTION (12b-1) FEES                                                             NONE
   OTHER EXPENSES                                                                        0.71%
TOTAL ANNUAL FUND OPERATING EXPENSES                                                     1.46%

EXAMPLE

This Example is intended to help you compare the cost of investing in the shares of the Small-Cap Growth Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's estimated operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

               1 YEAR       3 YEARS      5 YEARS     10 YEARS
--------------------------------------------------------------
             $      153   $      476   $      822   $    1,796

INVERSE SMALL-CAP FUND
FUND INFORMATION

FUND OBJECTIVE

The Inverse Small-Cap Fund seeks to provide investment results that will match the performance of a specific benchmark. The Fund's current benchmark is inverse of the performance of the Russell 2000 Index(R) (the "underlying index").

If the fund meets its objectives, the value of the Fund's shares tend to increase during times when the value of the underlying index is decreasing. When the value of the underlying index is increasing, however, the value of the funds shares should decrease on a daily basis by an inversely proportionate amount (e.g., if the index goes up by 5%, the value of the Fund's shares should go down by 5% on that day).

PRINCIPAL INVESTMENT STRATEGY

Unlike a traditional index fund, the Fund's objective is to perform exactly the opposite of the underlying index. Under normal circumstances, the Fund will invest at least 80% of its assets in financial instruments with economic characteristics that should perform opposite to those of the underlying index. For example, the Fund engages in short sales of securities included in the underlying index or futures contracts and may invest to a significant extent in derivatives and other instruments whose performance is expected to be the opposite of the underlying index, such as options on securities, futures contracts, and securities indices and swap agreements. This is a non-fundamental investment policy that can be changed by the Fund upon 60 days' prior notice to shareholders. On a day-to-day basis, the Fund may hold short-term U.S. Government securities to collateralize its short sales and derivative positions.

PRINCIPAL RISKS

In addition to the risks common to investing in any Benchmark Fund, the Inverse Small-Cap Fund is subject to a number of other risks that may affect the value of its shares, including:

EQUITY RISK - The equity markets are volatile, and the value of a Fund's equity securities and equity derivatives, such as futures and options contracts, may fluctuate significantly from day to day. This volatility may cause the value of your investment in the Fund to decrease.

SHORT SALES RISK - Short sales are transactions in which the Fund sells a security it does not own. If the security the Fund sold short goes down in price between the time the Fund sells the security and closes its short position, the Fund will realize a gain on the transaction. Conversely, if the security goes up in price during the period, the Fund will realize a loss on the transaction. The risk of such price increases is the principal risk of engaging in short sales. The Fund may also be subject to expenses related to short sales such as borrowing and margin account maintenance costs, which may negatively impact the performance of the Fund.

SMALL ISSUER RISK - In comparison to securities of larger-capitalization companies, securities of small-capitalization companies may have more price volatility, greater spreads between their bid and ask prices, significantly lower trading volumes, and cyclical or static growth prospectus. Small-capitalization companies often have limited product lines, markets or financial resources, and may therefore be more vulnerable to adverse developments that larger-capitalization companies.

FUND PERFORMANCE AND FEE INFORMATION

PERFORMANCE

The Inverse Small-Cap Fund commenced operations on May 3, 2004. Therefore, it does not have a performance history for a full calendar year.

FEES AND EXPENSES OF THE FUND

This table and example are designed to assist you in understanding the fees and expenses that you may pay as an investor in the shares.

OWNERS OF VARIABLE ANNUITY AND INSURANCE CONTRACTS THAT INVEST IN THE FUND SHOULD REFER TO THE VARIABLE INSURANCE CONTRACT PROSPECTUS FOR A DESCRIPTION OF FEES AND EXPENSES, AS THE TABLE AND EXAMPLE DO NOT REFLECT DEDUCTIONS AT THE SEPARATE ACCOUNT LEVEL OR CONTRACT LEVEL FOR ANY CHARGES THAT MAY BE INCURRED UNDER A CONTRACT. IF THE TABLE AND EXAMPLE WERE TO REFLECT THE DEDUCTION OF INSURANCE CHARGES, FEES AND EXPENSES WOULD BE HIGHER.

SHAREHOLDER FEES                                                                         NONE
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
   MANAGEMENT FEES                                                                       0.90%
   DISTRIBUTION (12b-1) FEES                                                             NONE
   OTHER EXPENSES                                                                        0.75%
TOTAL ANNUAL FUND OPERATING EXPENSES                                                     1.65%

EXAMPLE

This Example is intended to help you compare the cost of investing in the shares of the Inverse Small-Cap Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's estimated operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

               1 YEAR       3 YEARS      5 YEARS     10 YEARS
--------------------------------------------------------------
             $      173   $      537   $      925   $    2,011

TITAN 500 FUND
FUND INFORMATION

FUND OBJECTIVE

The Titan 500 Fund seeks to provide investment results that will match the performance of a specific benchmark on a daily basis. The Fund's current benchmark is 200% of the performance of the S&P 500(R) Index (the "underlying index").

If the Fund meets its objective, the value of the Fund's shares will tend to increase on a daily basis by 200% of the value of any increase in the underlying index. When the value of the underlying index declines, the value of the Fund's shares should also decrease on a daily basis by 200% of the value of any decrease in the underlying index (e.g., if the underlying index goes down by 5%, the value of the Fund's shares should go down by 10% on that day).

PRINCIPAL INVESTMENT STRATEGY

The Titan 500 Fund employs as its investment strategy a program of investing in leveraged instruments, such as equity index swaps, futures contracts and options on securities, futures contracts, and stock indices. Equity index swaps and futures and options contracts enable the Fund to pursue its objective without investing directly in the securities included in the underlying index, or in the same proportion that those securities are represented in that underlying index. On a day-to-day basis, the Fund holds U.S. Government securities or cash equivalents to collateralize these futures and options contracts. The Fund also may purchase equity securities.

PRINCIPAL RISKS

In addition to the risks common to investing in any Benchmark Fund, the Titan 500 Fund is subject to a number of other risks that may affect the value of its shares, including:

EQUITY RISK - The equity markets are volatile, and the value of the Fund's equity securities and equity derivatives, such as futures and options contracts, may fluctuate significantly from day to day. This volatility may cause the value of your investment in the Fund to decrease.

LEVERAGING RISK - The more the Fund invests in leveraged instruments, the more this leverage will magnify any losses on those investments. Leverage will also have the effect of magnifying tracking error risk.

TRADING HALT RISK - If a trading halt occurs, the Fund may be temporarily unable to purchase or sell options or futures contracts. Such a trading halt near the time of the Fund prices its shares may limit the Fund's ability to use leverage and may prevent the Fund from achieving its investment objective.

INVESTOR PROFILE

Investors who expect the S&P 500(R) Index to go up and want highly accelerated investment gains when that index does so. These investors must also be willing to bear the risk of equally accelerated losses if the S&P 500(R) Index goes down.

FUND PERFORMANCE AND FEE INFORMATION

PERFORMANCE

The bar chart and table below show the performance of the Titan 500 Fund both year by year and as an average over different periods of time. The variability of performance over time provides an indication of the risks of investing in the Fund. Of course, this past performance does not necessarily indicate how the Fund will perform in the future.

[CHART]

2002       -46.00%
2003        54.94%
2004        16.90%

DURING THE PERIOD SHOWN IN THE BAR CHART, THE HIGHEST RETURN FOR A QUARTER WAS 31.24% (QUARTER ENDED JUNE 30, 2003) AND THE LOWEST RETURN FOR A QUARTER WAS -33.86% (QUARTER ENDED SEPTEMBER 30, 2002).

AVERAGE ANNUAL TOTAL RETURN (FOR PERIODS ENDING DECEMBER 31, 2004)(1)

                                                         TITAN 500          S&P 500 INDEX(2)
--------------------------------------------------------------------------------------------
PAST ONE YEAR                                              16.90%                10.89%
SINCE INCEPTION (10/01/2001)                                4.91%                 6.66%

(1) THESE FIGURES ASSUME THE REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS.
(2) THE S&P 500(R) INDEX IS AN UNMANAGED CAPITALIZATION-WEIGHTED INDEX COMPOSED OF 500 COMMON STOCKS, WHICH ARE CHOSEN BY THE STANDARD & POOR'S CORPORATION (S&P) ON A STATISTICAL BASIS. RETURNS REFLECT NO DEDUCTION FOR FEES, EXPENSES OR TAXES.

FEES AND EXPENSES OF THE FUND

This table and example are designed to assist you in understanding the fees and expenses that you may pay as an investor in the shares.

OWNERS OF VARIABLE ANNUITY AND INSURANCE CONTRACTS THAT INVEST IN THE FUND SHOULD REFER TO THE VARIABLE INSURANCE CONTRACT PROSPECTUS FOR A DESCRIPTION OF FEES AND EXPENSES, AS THE TABLE AND EXAMPLE DO NOT REFLECT DEDUCTIONS AT THE SEPARATE ACCOUNT LEVEL OR CONTRACT LEVEL FOR ANY CHARGES THAT MAY BE INCURRED UNDER A CONTRACT. IF THE TABLE AND EXAMPLE WERE TO REFLECT THE DEDUCTION OF INSURANCE CHARGES, FEES AND EXPENSES WOULD BE HIGHER.

SHAREHOLDER FEES                                                                         NONE
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
   MANAGEMENT FEES                                                                       0.90%
   DISTRIBUTION (12b-1) FEES                                                             NONE
   OTHER EXPENSES                                                                        0.75%
TOTAL ANNUAL FUND OPERATING EXPENSES                                                     1.65%

EXAMPLE

This Example is intended to help you compare the cost of investing in the shares of the Titan 500 Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

               1 YEAR       3 YEARS      5 YEARS     10 YEARS
--------------------------------------------------------------
             $      173   $      537   $      925   $    2,011

TEMPEST 500 FUND
FUND INFORMATION

FUND OBJECTIVE

The Tempest 500 Fund seeks to provide investment results that will match the performance of a specific benchmark on a daily basis. The Fund's current benchmark is 200% of the inverse (opposite) performance of the S&P 500(R) Index (the "underlying index").

If the Fund meets its objective, the value of the Fund's shares will tend to increase on a daily basis by 200% of the value of any decrease in the underlying index (e.g., if the underlying index goes down by 5%, the value of the Fund's shares should go up by 10% on that day). When the value of the underlying index increases, the value of the Fund's shares should decrease on a daily basis by 200% of the value of any increase in the underlying index (e.g., if the underlying index goes up by 5%, the value of the Fund's shares should go down by 10% on that day).

PRINCIPAL INVESTMENT STRATEGY

The Tempest 500 Fund employs as its investment strategy a program of engaging in short sales of securities and investing in leveraged instruments, such as equity index swaps, futures contracts and options on securities, futures contracts, and stock indices. Equity index swaps, short sales, and futures and options contracts enable the Fund to pursue its objective without selling short each of the securities included in the underlying index. On a day-to-day basis, the Fund holds U.S. Government securities or cash equivalents to collateralize these futures and options contracts.

PRINCIPAL RISKS

In addition to the risks common to investing in any Benchmark Fund, the Tempest 500 Fund is subject to a number of other risks that may affect the value of its shares, including:

EQUITY RISK - The equity markets are volatile, and the value of the Fund's equity securities and equity derivatives, such as futures and options contracts, may fluctuate significantly from day to day. This volatility may cause the value of your investment in the Fund to decrease.

LEVERAGING RISK - The more the Fund invests in leveraged instruments, the more this leverage will magnify any losses on those investments. Leverage will also have the effect of magnifying tracking error risk.

SHORT SALES RISK - Short sales are transactions in which the Fund sells a security it does not own. If the security the Fund sold short goes down in price between the time the Fund sells the security and closes its short position, the Fund will realize a gain on the transaction. Conversely, if the security goes up in price during the period, the Fund will realize a loss on the transaction. The risk of such price increases is the principal risk of engaging in short sales. The Fund may also be subject to expenses related to short sales such as borrowing and margin account maintenance costs, which may negatively impact the performance of the Fund.

TRADING HALT RISK - If a trading halt occurs, the Fund may be temporarily unable to purchase or sell options or futures contracts. Such a trading halt near the time of the Fund prices its shares may limit the Fund's ability to use leverage and may prevent the Fund from achieving its investment objective.

INVESTOR PROFILE

Investors who expect the S&P 500(R) Index to go down and want highly accelerated investment gains when that index does so. These investors must also be willing to bear the risk of equally accelerated losses if the S&P 500(R) Index goes up.

FUND PERFORMANCE AND FEE INFORMATION

PERFORMANCE

The Tempest 500 Fund has not yet commenced operations and therefore, it does not have a performance history for a full calendar year.

FEES AND EXPENSES OF THE FUND

This table and example are designed to assist you in understanding the fees and expenses that you may pay as an investor in the shares.

OWNERS OF VARIABLE ANNUITY AND INSURANCE CONTRACTS THAT INVEST IN THE FUND SHOULD REFER TO THE VARIABLE INSURANCE CONTRACT PROSPECTUS FOR A DESCRIPTION OF FEES AND EXPENSES, AS THE TABLE AND EXAMPLE DO NOT REFLECT DEDUCTIONS AT THE SEPARATE ACCOUNT LEVEL OR CONTRACT LEVEL FOR ANY CHARGES THAT MAY BE INCURRED UNDER A CONTRACT. IF THE TABLE AND EXAMPLE WERE TO REFLECT THE DEDUCTION OF INSURANCE CHARGES, FEES AND EXPENSES WOULD BE HIGHER.

SHAREHOLDER FEES                                                                         NONE
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
   MANAGEMENT FEES                                                                       0.90%
   DISTRIBUTION (12b-1) FEES                                                             NONE
   OTHER EXPENSES*                                                                       0.75%
TOTAL ANNUAL FUND OPERATING EXPENSES                                                     1.65%

* OTHER EXPENSES ARE ESTIMATED.

EXAMPLE

This Example is intended to help you compare the cost of investing in the shares of the Tempest 500 Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                            1 YEAR      3 YEARS
-------------------------------------------------
                          $      173   $      537

VELOCITY 100 FUND
FUND INFORMATION

FUND OBJECTIVE

The Velocity 100 Fund seeks to provide investment results that will match the performance of a specific benchmark on a daily basis. The Fund's current benchmark is 200% of the performance of the Nasdaq 100 Index(R) (the "underlying index").

If the Fund meets its objective, the value of the Fund's shares will tend to increase on a daily basis by 200% of the value of any increase in the underlying index. When the value of the underlying index declines, the value of the Fund's shares should also decrease on a daily basis by 200% of the value of any decrease in the underlying index (e.g., if the underlying index goes down by 5%, the value of the Fund's shares should go down by 10% on that day).

PRINCIPAL INVESTMENT STRATEGY

The Velocity 100 Fund employs as its investment strategy a program of investing in leveraged instruments, such as equity index swaps, futures contracts and options on securities, futures contracts, and stock indices. Equity index swaps, futures and options contracts enable the Fund to pursue its objective without investing directly in the securities included in the underlying index, or in the same proportion that those securities are represented in that underlying index. On a day-to-day basis, the Fund holds U.S. Government securities or cash equivalents to collateralize these futures and options contracts. The Fund also may purchase equity securities.

PRINCIPAL RISKS

In addition to the risks common to investing in any Benchmark Fund, the Velocity 100 Fund is subject to a number of other risks that may affect the value of its shares, including:

EQUITY RISK - The equity markets are volatile, and the value of the Fund's equity securities and equity derivatives, such as futures and options contracts, may fluctuate significantly from day to day. This volatility may cause the value of your investment in the Fund to decrease.

LEVERAGING RISK - The more the Fund invests in leveraged instruments, the more this leverage will magnify any losses on those investments. Leverage will also have the effect of magnifying tracking error risk.

TRADING HALT RISK - If a trading halt occurs, the Fund may be temporarily unable to purchase or sell options or futures contracts. Such a trading halt near the time of the Fund prices its shares may limit the Fund's ability to use leverage and may prevent the Fund from achieving its investment objective.

INVESTOR PROFILE

Investors who expect the Nasdaq 100 Index(R) to go up and want highly accelerated investment gains when that index does so. These investors must also be willing to bear the risk of equally accelerated losses if the Nasdaq 100 Index(R) Index goes down.

FUND PERFORMANCE AND FEE INFORMATION

PERFORMANCE

The bar chart and table below show the performance of the Velocity 100 Fund both year by year and as an average over different periods of time. The variability of performance over time provides an indication of the risks of investing in the Fund. Of course, this past performance does not necessarily indicate how the Fund will perform in the future.

[CHART]

2002       -69.46%
2003        98.63%
2004        14.21%

DURING THE PERIOD SHOWN IN THE BAR CHART, THE HIGHEST RETURN FOR A QUARTER WAS 35.14% (QUARTER ENDED JUNE 30, 2003) AND THE LOWEST RETURN FOR A QUARTER WAS -50.46% (QUARTER ENDED JUNE 30, 2002).

AVERAGE ANNUAL TOTAL RETURN (FOR PERIODS ENDING DECEMBER 31, 2004)(1)

                                                        VELOCITY 100       NASDAQ 100 INDEX(2)
----------------------------------------------------------------------------------------------
PAST ONE YEAR                                               14.21%                10.43%
SINCE INCEPTION (10/01/2001)                                 2.39%                11.11%

(1) THESE FIGURES ASSUME THE REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS.
(2) THE NASDAQ 100 INDEX(R) IS AN UNMANAGED MODIFIED CAPITALIZATION-WEIGHTED INDEX COMPOSED OF 100 OF THE LARGEST NON-FINANCIAL COMPANIES LISTED ON THE NASDAQ STOCK MARKET, INC. ("NASDAQ"). RETURNS REFLECT NO DEDUCTION FOR FEES, EXPENSES OR TAXES.

FEES AND EXPENSES OF THE FUND

This table and example are designed to assist you in understanding the fees and expenses that you may pay as an investor in the shares.

OWNERS OF VARIABLE ANNUITY AND INSURANCE CONTRACTS THAT INVEST IN THE FUND SHOULD REFER TO THE VARIABLE INSURANCE CONTRACT PROSPECTUS FOR A DESCRIPTION OF FEES AND EXPENSES, AS THE TABLE AND EXAMPLE DO NOT REFLECT DEDUCTIONS AT THE SEPARATE ACCOUNT LEVEL OR CONTRACT LEVEL FOR ANY CHARGES THAT MAY BE INCURRED UNDER A CONTRACT. IF THE TABLE AND EXAMPLE WERE TO REFLECT THE DEDUCTION OF INSURANCE CHARGES, FEES AND EXPENSES WOULD BE HIGHER.

SHAREHOLDER FEES                                                                         NONE
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
   MANAGEMENT FEES                                                                       0.90%
   DISTRIBUTION (12b-1) FEES                                                             NONE
   OTHER EXPENSES                                                                        0.75%
TOTAL ANNUAL FUND OPERATING EXPENSES                                                     1.65%

EXAMPLE

This Example is intended to help you compare the cost of investing in the shares of the Velocity 100 Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

               1 YEAR       3 YEARS      5 YEARS     10 YEARS
--------------------------------------------------------------
             $      173   $      537   $      925   $    2,011

VENTURE 100 FUND
FUND INFORMATION

FUND OBJECTIVE

The Venture 100 Fund seeks to provide investment results that will match the performance of a specific benchmark on a daily basis. The Fund's current benchmark is 200% of the inverse (opposite) performance of the Nasdaq 100 Index(R) (the "underlying index").

If the Fund meets its objective, the value of the Fund's shares will tend to increase on a daily basis by 200% of the value of any decrease in the underlying index (e.g., if the underlying index goes down by 5%, the value of the Fund's shares should go up by 10% on that day). When the value of the underlying index increases, the value of the Fund's shares should decrease on a daily basis by 200% of the value of any increase in the underlying index (e.g., if the underlying index goes up by 5%, the value of the Fund's shares should go down by 10% on that day).

PRINCIPAL INVESTMENT STRATEGY

The Venture 100 Fund employs as its investment strategy a program of engaging in short sales of securities and investing in leveraged instruments, such as equity index swaps, futures contracts and options on securities, futures contracts, and stock indices. Equity index swaps, short sales, and futures and options contracts enable the Fund to pursue its objective without selling short each of the securities included in the underlying index. On a day-to-day basis, the Fund holds U.S. Government securities or cash equivalents to collateralize these futures and options contracts.

PRINCIPAL RISKS

In addition to the risks common to investing in any Benchmark Fund, the Venture 100 Fund is subject to a number of other risks that may affect the value of its shares, including:

EQUITY RISK - The equity markets are volatile, and the value of the Fund's equity securities and equity derivatives, such as futures and options contracts, may fluctuate significantly from day to day. This volatility may cause the value of your investment in the Fund to decrease.

LEVERAGING RISK - The more the Fund invests in leveraged instruments, the more this leverage will magnify any losses on those investments. Leverage will also have the effect of magnifying tracking error risk.

SHORT SALES RISK - Short sales are transactions in which a Fund sells a security it does not own. If the security the Fund sold short goes down in price between the time the Fund sells the security and closes its short position, the Fund will realize a gain on the transaction. Conversely, if the security goes up in price during the period, the Fund will realize a loss on the transaction. The risk of such price increases is the principal risk of engaging in short sales. The Fund may also be subject to expenses related to short sales such as borrowing and margin account maintenance costs, which may negatively impact the performance of the Fund.

TRADING HALT RISK - If a trading halt occurs, the Fund may be temporarily unable to purchase or sell options or futures contracts. Such a trading halt near the time of the Fund prices its shares may limit the Fund's ability to use leverage and may prevent the Fund from achieving its investment objective.

INVESTOR PROFILE

Investors who expect the Nasdaq 100 Index(R) to go down and want highly accelerated investment gains when that index does so. These investors must also be willing to bear the risk of equally accelerated losses if the Nasdaq 100 Index(R) goes up.

FUND PERFORMANCE AND FEE INFORMATION

PERFORMANCE

The Venture 100 Fund has not yet commenced operations and therefore, it does not have a performance history for a full calendar year.

FEES AND EXPENSES OF THE FUND

This table and example are designed to assist you in understanding the fees and expenses that you may pay as an investor in the shares.

OWNERS OF VARIABLE ANNUITY AND INSURANCE CONTRACTS THAT INVEST IN THE FUND SHOULD REFER TO THE VARIABLE INSURANCE CONTRACT PROSPECTUS FOR A DESCRIPTION OF FEES AND EXPENSES, AS THE TABLE AND EXAMPLE DO NOT REFLECT DEDUCTIONS AT THE SEPARATE ACCOUNT LEVEL OR CONTRACT LEVEL FOR ANY CHARGES THAT MAY BE INCURRED UNDER A CONTRACT. IF THE TABLE AND EXAMPLE WERE TO REFLECT THE DEDUCTION OF INSURANCE CHARGES, FEES AND EXPENSES WOULD BE HIGHER.

SHAREHOLDER FEES                                                                         NONE
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
   MANAGEMENT FEES                                                                       0.90%
   DISTRIBUTION (12b-1) FEES                                                             NONE
   OTHER EXPENSES*                                                                       0.75%
TOTAL ANNUAL FUND OPERATING EXPENSES                                                     1.65%

* OTHER EXPENSES ARE ESTIMATED.

EXAMPLE

This Example is intended to help you compare the cost of investing in the shares of the Venture 100 Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                            1 YEAR       3 YEARS
-------------------------------------------------
                          $      173   $      537

LONG DYNAMIC DOW 30 FUND
FUND INFORMATION

FUND OBJECTIVE

The Long Dynamic Dow 30 Fund seeks to provide investment results that will match the performance of a specific benchmark on a daily basis. The Fund's current benchmark is 200% of the performance of the Dow Jones Industrial Average (the "underlying index").

If the Fund meets its objectives, the value of the Fund's shares will tend to increase on a daily basis by 200% of the value of any increase in the value of the underlying index (e.g., if the underlying index goes up by 5%, the value of the Fund's shares should go up by 10% on that day). When the value of the underlying index declines, the value of the Fund's shares should also decrease on a daily basis by 200% of the value of any decrease in the underlying index (e.g., if the underlying index goes down by 5%, the value of the Fund's shares should go down by 10% on that day).

PRINCIPAL INVESTMENT STRATEGY

The Fund employs as its portfolio investment strategy a program of investing in leveraged instruments, such as equity index swaps, futures contracts and options on securities, futures contracts, and stock indices. Equity index swaps, futures and options contracts enable the Fund to pursue its objective without investing directly in the securities included in the benchmark, or in the same proportion that those securities are represented in that benchmark. On a day-to-day basis, the Fund holds U.S. Government securities or cash equivalents to collateralize these futures and options contracts. The Fund also may purchase equity securities.

Under normal circumstances, the Long Dynamic Dow 30 Fund will invest substantially all (at least 80%) of its assets in financial instruments with economic characteristics that should perform similarly to those of the underlying index. This is a non-fundamental policy that can be changed by the Fund upon 60 days' prior notice to shareholders.

PRINCIPAL RISKS

In addition to the risks common to investing in any Benchmark Fund, the Long Dynamic Dow 30 Fund is subject to a number of other risks that may affect the value of its shares, including:

EQUITY RISK - The equity markets are volatile, and the value of the Fund's equity securities and equity derivatives, such as futures and options contracts, may fluctuate significantly from day to day. This volatility may cause the value of your investment in the Fund to decrease.

LEVERAGING RISK - The more the Fund invests in leveraged instruments, the more this leverage will magnify any losses on those investments. Leverage will also have the effect of magnifying tracking error risk.

TRADING HALT RISK - If a trading halt occurs, the Fund may temporarily be unable to purchase or sell options or futures contracts. Such a trading halt near the time the Fund prices its shares may limit the Fund's ability to use leverage and may prevent the Fund from achieving its investment objective.

INVESTOR PROFILE

Investors who expect the Dow Jones Industrial Average to go up and want highly accelerated investment gains when that index does so. These investors must also be willing to bear the risk of equally accelerated losses if the Dow Jones Industrial Average goes down.

FUND PERFORMANCE AND FEE INFORMATION

PERFORMANCE

The Long Dynamic Dow 30 Fund commenced operations on May 3, 2004. Therefore, it does not have a performance history for a full calendar year.

FEES AND EXPENSES

This table and example are designed to assist you in understanding the fees and expenses that you may pay as an investor in the shares.

OWNERS OF VARIABLE ANNUITY AND INSURANCE CONTRACTS THAT INVEST IN THE FUND SHOULD REFER TO THE VARIABLE INSURANCE CONTRACT PROSPECTUS FOR A DESCRIPTION OF FEES AND EXPENSES, AS THE TABLE AND EXAMPLE DO NOT REFLECT DEDUCTIONS AT THE SEPARATE ACCOUNT LEVEL OR CONTRACT LEVEL FOR ANY CHARGES THAT MAY BE INCURRED UNDER A CONTRACT. IF THE TABLE AND EXAMPLE WERE TO REFLECT THE DEDUCTION OF INSURANCE CHARGES, FEES AND EXPENSES WOULD BE HIGHER.

SHAREHOLDER FEES                                                                         NONE
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
   MANAGEMENT FEES                                                                       0.90%
   DISTRIBUTION (12b-1) AND SHAREHOLDER SERVICE FEES                                     NONE
   OTHER EXPENSES                                                                        0.73%
TOTAL ANNUAL FUND OPERATING EXPENSES                                                     1.63%

EXAMPLE

This Example is intended to help you compare the cost of investing in the shares of the Long Dynamic Dow 30 Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's estimated operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

               1 YEAR       3 YEARS      5 YEARS     10 YEARS
--------------------------------------------------------------
             $      171   $      531   $      914   $    1,988

INVERSE DYNAMIC DOW 30 FUND
FUND INFORMATION

FUND OBJECTIVE

The Inverse Dynamic Dow 30 Fund seeks to provide investment results that will match the performance of a specific benchmark on a daily basis. The Fund's current benchmark is 200% of the inverse (opposite) performance of the Dow Jones Industrial Average (the "underlying index").

If the Fund meets its objective, the value of the Fund's shares will tend to increase on a daily basis by 200% of the value of any decrease in the underlying index (e.g., if the underlying index goes down by 5%, the value of the Fund's shares should go up by 10% on that day). When the value of the underlying index increases, the value of the Fund's shares should decrease on a daily basis by 200% of the value of any increase in the underlying index (e.g., if the underlying index goes up by 5%, the value of the Fund's shares should go down by 10% on that day).

PRINCIPAL INVESTMENT STRATEGY

The Fund employs as its portfolio investment strategy a program of engaging in short sales of securities and investing in leveraged instruments, such as equity index swaps, futures contracts and options on securities, futures contracts, and stock indices. Equity index swaps, short sales, futures and options contracts enable the Fund to pursue its objective without selling short each of the securities included in the benchmark. On a day-to-day basis, the Fund holds U.S. Government securities or cash equivalents to collateralize these futures and options contracts.

Under normal circumstances, the Inverse Dynamic Dow 30 Fund will invest substantially all (at least 80%) of its assets in financial instruments with economic characteristics that should perform opposite to those of the underlying index. This is a non-fundamental policy that can be changed by the Inverse Dynamic Dow 30 Master Fund upon 60 days' prior notice to shareholders.

PRINCIPAL RISKS

In addition to the risks common to investing in any Benchmark Fund, the Inverse Dynamic Dow 30 Fund is subject to a number of other risks that may affect the value of its shares, including:

EQUITY RISK - The equity markets are volatile, and the value of the Fund's equity securities and equity derivatives, such as futures and options contracts, may fluctuate significantly from day to day. This volatility may cause the value of your investment in the Fund to decrease.

LEVERAGING RISK - The more the Fund invests in leveraged instruments, the more this leverage will magnify any losses on those investments. Leverage will also have the effect of magnifying tracking error risk.

SHORT SALES RISK - Short sales are transactions in which the Fund sells a security it does not own. If the security the Fund sold short goes down in price between the time the Fund sells the security and closes its short position, the Fund will realize a gain on the transaction. Conversely, if the security goes up in price during the period, the Fund will realize a loss on the transaction. The risk of such price increases is the principal risk of engaging in short sales. The Fund may also be subject to expenses related to short sales such as borrowing and margin account maintenance costs, which may negatively impact the performance of the Fund.

TRADING HALT RISK - If a trading halt occurs, the Fund may temporarily be unable to purchase or sell options or futures contracts. Such a trading halt near the time the Fund prices its shares may limit the Fund's ability to use leverage and may prevent the Fund from achieving its investment objective.

INVESTOR PROFILE

Investors who expect the Dow Jones Industrial Average to go down and want highly accelerated investment gains when that index does so. These investors must also be willing to bear the risk of equally accelerated losses if the Dow Jones Industrial Average goes up.

FUND PERFORMANCE AND FEE INFORMATION

PERFORMANCE

The Inverse Dynamic Dow 30 Fund commenced operations on May 3, 2004. Therefore, it does not have a performance history for a full calendar year.

FEES AND EXPENSES

This table and example are designed to assist you in understanding the fees and expenses that you may pay as an investor in the shares.

OWNERS OF VARIABLE ANNUITY AND INSURANCE CONTRACTS THAT INVEST IN THE FUND SHOULD REFER TO THE VARIABLE INSURANCE CONTRACT PROSPECTUS FOR A DESCRIPTION OF FEES AND EXPENSES, AS THE TABLE AND EXAMPLE DO NOT REFLECT DEDUCTIONS AT THE SEPARATE ACCOUNT LEVEL OR CONTRACT LEVEL FOR ANY CHARGES THAT MAY BE INCURRED UNDER A CONTRACT. IF THE TABLE AND EXAMPLE WERE TO REFLECT THE DEDUCTION OF INSURANCE CHARGES, FEES AND EXPENSES WOULD BE HIGHER.

SHAREHOLDER FEES                                                                         NONE
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
   MANAGEMENT FEES                                                                       0.90%
   DISTRIBUTION (12b-1) AND SHAREHOLDER SERVICE FEES                                     NONE
   OTHER EXPENSES                                                                        0.72%
TOTAL ANNUAL FUND OPERATING EXPENSES                                                     1.62%

EXAMPLE

This Example is intended to help you compare the cost of investing in the Inverse Dynamic Dow 30 Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's estimated operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

               1 YEAR       3 YEARS      5 YEARS     10 YEARS
--------------------------------------------------------------
             $      170   $      527   $      909   $    1,977

RYDEX SECTOR FUNDS

BANKING FUND

BASIC MATERIALS FUND

BIOTECHNOLOGY FUND

CONSUMER PRODUCTS FUND

ELECTRONICS FUND

ENERGY FUND

ENERGY SERVICES FUND

FINANCIAL SERVICES FUND

HEALTH CARE FUND

INTERNET FUND

LEISURE FUND

PRECIOUS METALS FUND

REAL ESTATE FUND

RETAILING FUND

TECHNOLOGY FUND

TELECOMMUNICATIONS FUND

TRANSPORTATION FUND

UTILITIES FUND

COMMON RISK/RETURN INFORMATION

INVESTMENT OBJECTIVES

Each Sector Fund seeks capital appreciation by investing in companies that operate in a specific economic sector. The investment objective of each Sector Fund is non-fundamental and may be changed without shareholder approval.

PRINCIPAL RISKS

MARKET RISK - The Funds' value may fluctuate from day to day. Due to market conditions, Fund shares may decline in value causing you to lose money.

EQUITY RISK - The equity markets are volatile, and the value of a Fund's equity securities and equity derivatives, such as futures and options contracts, may fluctuate significantly from day to day. This volatility may cause the value of your investment in a Fund to decrease.

DERIVATIVES RISK - The Funds' use of derivatives such as futures, options and swap agreements to pursue their investment objectives may expose the Funds to additional risks that they would not be subject to if they invested directly in the securities underlying those derivatives. These risks may cause the Funds to experience higher losses than funds that do not use derivatives.

NON-DIVERSIFICATION RISK - Each Fund is considered non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single security could cause greater fluctuations in the value of Fund shares than would occur in a more diversified fund.

ACTIVE TRADING RISK - A significant portion of the assets of the Funds come from investors who take part in certain strategic and tactical asset allocation programs. The Funds anticipate that investors who take part in these programs may frequently redeem or exchange shares of the Funds, which may cause the Funds to experience high portfolio turnover. Higher portfolio turnover may result in the Funds paying higher levels of transaction costs and generating greater tax liabilities for shareholders. In addition, large movements of assets into and out of the Funds may negatively impact a Fund's ability to achieve its investment objective.

SMALL AND MEDIUM ISSUER RISK - Small and medium capitalization companies may be more vulnerable than larger, more established organizations to adverse business or economic developments. In particular, small capitalization companies may have limited product lines, markets, and financial resources and may be dependent upon a relatively small management group. These securities may be listed on an exchange or trade over-the-counter and may or may not pay dividends.

EARLY CLOSING RISK - The Funds are subject to the risk that unanticipated early closings of securities exchanges will result in the Funds being unable to sell or buy securities on that day. If an exchange closes early on a day when a Fund needs to execute a high volume of securities trades late in a trading day, the Fund might incur substantial trading losses.

BANKING FUND
FUND INFORMATION

FUND OBJECTIVE

The Banking Fund seeks to provide capital appreciation by investing in companies that are involved in the banking sector, including commercial banks (and their holding companies) and savings and loan institutions ("Banking Companies").

PRINCIPAL INVESTMENT STRATEGY

The Fund invests substantially all of its assets in equity securities of Banking Companies that are traded in the United States. Banking Companies are engaged in accepting deposits and making commercial and principally non-mortgage consumer loans and include state chartered banks, savings and loan institutions, and banks that are members of the Federal Reserve System. The Fund may also engage in futures and options transactions, and purchase ADRs and U.S. Government securities. Under SEC regulations, the Fund may not invest more than 5% of its total assets in the equity securities of any company that derives more than 15% of its revenues from brokerage or investment management activities.

PRINCIPAL RISKS

In addition to the risks common to investing in any Sector Fund, the Banking Fund is subject to a number of other risks that may affect the value of its shares, including:

BANKING SECTOR CONCENTRATION RISK - The risk that the securities of Banking Companies that the Fund purchases will underperform the market as a whole. To the extent that the Fund's investments are concentrated in Banking Companies, the Fund is subject to legislative or regulatory changes, adverse market conditions and/or increased competition affecting Banking Companies. The prices of the securities of Banking Companies may fluctuate widely due to the broadening of regional and national interstate banking powers, the reduction in the number of publicly-traded Banking Companies, and general economic conditions that could create exposure to credit losses.

FUND PERFORMANCE AND FEE INFORMATION

PERFORMANCE

The bar chart and table below show the performance of the Banking Fund both year by year and as an average over different periods of time. For investment activities prior to November 1998, the Fund's performance reflected insurance-related charges that had the effect of reducing returns. Subsequent periods do not reflect insurance charges which, if reflected, would similarly have the effect of reducing returns. The variability of performance over time provides an indication of the risks of investing in the Fund. Of course, this past performance does not necessarily indicate how the Fund will perform in the future.

[CHART]

2002    -0.78%
2003    31.74%
2004    14.74%

DURING THE PERIOD SHOWN IN THE BAR CHART, THE HIGHEST RETURN FOR A QUARTER WAS 15.53% (QUARTER ENDED JUNE 30, 2003) AND THE LOWEST RETURN FOR A QUARTER WAS -13.85% (QUARTER ENDED SEPTEMBER 30, 2002).

AVERAGE ANNUAL TOTAL RETURN (FOR PERIODS ENDING DECEMBER 31, 2004)(1)

                                                          BANKING          S&P 500 INDEX(2)
-------------------------------------------------------------------------------------------
PAST ONE YEAR                                              14.74%              10.89%
SINCE INCEPTION (05/02/2001)                               11.95%               0.44%

(1) THESE FIGURES ASSUME THE REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS.
(2) THE S&P 500(R) INDEX IS AN UNMANAGED CAPITALIZATION-WEIGHTED INDEX COMPOSED OF 500 COMMON STOCKS, WHICH ARE CHOSEN BY THE STANDARD & POOR'S CORPORATION (S&P) ON A STATISTICAL BASIS. RETURNS REFLECT NO DEDUCTION FOR FEES, EXPENSES OR TAXES.

FEES AND EXPENSES OF THE FUND

This table and example are designed to assist you in understanding the fees and expenses that you may pay as an investor in the shares. OWNERS OF VARIABLE ANNUITY AND INSURANCE CONTRACTS THAT INVEST IN THE FUND SHOULD REFER TO THE VARIABLE INSURANCE CONTRACT PROSPECTUS FOR A DESCRIPTION OF FEES AND EXPENSES, AS THE TABLE AND EXAMPLE DO NOT REFLECT DEDUCTIONS AT THE SEPARATE ACCOUNT LEVEL OR CONTRACT LEVEL FOR ANY CHARGES THAT MAY BE INCURRED UNDER A CONTRACT. IF THE TABLE AND EXAMPLE WERE TO REFLECT THE DEDUCTION OF INSURANCE CHARGES, FEES AND EXPENSES WOULD BE HIGHER.

SHAREHOLDER FEES                                                                         NONE
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
  MANAGEMENT FEES                                                                        0.85%
  DISTRIBUTION (12b-1) FEES                                                              NONE
  OTHER EXPENSES                                                                         0.74%
TOTAL ANNUAL FUND OPERATING EXPENSES                                                     1.59%

EXAMPLE

This Example is intended to help you compare the cost of investing in the shares of the Banking Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

           1 YEAR       3 YEARS      5 YEARS     10 YEARS
---------------------------------------------------------
          $    167      $   518      $   892     $  1,943

BASIC MATERIALS FUND
FUND INFORMATION

FUND OBJECTIVE

The Basic Materials Fund seeks capital appreciation by investing in companies engaged in the mining, manufacture, or sale of basic materials, such as lumber, steel, iron, aluminum, concrete, chemicals and other basic building and manufacturing materials ("Basic Materials Companies").

PRINCIPAL INVESTMENT STRATEGY

The Fund invests substantially all of its assets in equity securities of Basic Materials Companies that are traded in the United States. Basic Materials Companies are engaged in the manufacture, mining, processing, or distribution of raw materials and intermediate goods used in the industrial sector, and may be involved in the production of metals, textiles, and wood products, including equipment suppliers and railroads. The Fund may also engage in futures and options transactions, and purchase ADRs and U.S. Government securities.

PRINCIPAL RISKS

In addition to the risks common to investing in any Sector Fund, the Basic Materials Fund is subject to a number of other risks that may affect the value of its shares, including:

BASIC MATERIALS SECTOR CONCENTRATION RISK - The risk that the securities of issuers in the basic materials sector that the Fund purchases will underperform the market as a whole. To the extent that the Fund's investments are concentrated in issuers conducting business in the same economic sector, the Fund is subject to legislative or regulatory changes, adverse market conditions and/or increased competition affecting that economic sector. The prices of the securities of Basic Materials Companies may fluctuate widely due to the level and volatility of commodity prices, the exchange value of the dollar, import controls, worldwide competition, liability for environmental damage, depletion of resources, and mandated expenditures for safety and pollution control devices.

FUND PERFORMANCE AND FEE INFORMATION

PERFORMANCE

The bar chart and table below show the performance of the Basic Materials Fund both year by year and as an average over different periods of time. The variability of performance over time provides an indication of the risks of investing in the Fund. Of course, this past performance does not necessarily indicate how the Fund will perform in the future.

[CHART]

2002   -12.75%
2003    31.46%
2004    20.83%

DURING THE PERIOD SHOWN IN THE BAR CHART, THE HIGHEST RETURN FOR A QUARTER WAS 22.09% (QUARTER ENDED DECEMBER 31, 2003) AND THE LOWEST RETURN FOR A QUARTER WAS -23.95% (QUARTER ENDED SEPTEMBER 30, 2002).

AVERAGE ANNUAL TOTAL RETURN (FOR PERIODS ENDING DECEMBER 31, 2004)(1)

                                                     BASIC MATERIALS    S&P 500 INDEX(2)
----------------------------------------------------------------------------------------
PAST ONE YEAR                                             20.83%            10.89%
SINCE INCEPTION (05/02/2001)                               8.36%             0.44%

(1) THESE FIGURES ASSUME THE REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS.
(2) THE S&P 500(R) INDEX IS AN UNMANAGED CAPITALIZATION-WEIGHTED INDEX COMPOSED OF 500 COMMON STOCKS, WHICH ARE CHOSEN BY THE STANDARD & POOR'S CORPORATION (S&P) ON A STATISTICAL BASIS. RETURNS REFLECT NO DEDUCTION FOR FEES, EXPENSES OR TAXES.

FEES AND EXPENSES OF THE FUND

This table and example are designed to assist you in understanding the fees and expenses that you may pay as an investor in the shares. OWNERS OF VARIABLE ANNUITY AND INSURANCE CONTRACTS THAT INVEST IN THE FUND SHOULD REFER TO THE VARIABLE INSURANCE CONTRACT PROSPECTUS FOR A DESCRIPTION OF FEES AND EXPENSES, AS THE TABLE AND EXAMPLE DO NOT REFLECT DEDUCTIONS AT THE SEPARATE ACCOUNT LEVEL OR CONTRACT LEVEL FOR ANY CHARGES THAT MAY BE INCURRED UNDER A CONTRACT. IF THE TABLE AND EXAMPLE WERE TO REFLECT THE DEDUCTION OF INSURANCE CHARGES, FEES AND EXPENSES WOULD BE HIGHER.

SHAREHOLDER FEES                                                                         NONE
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
  MANAGEMENT FEES                                                                        0.85%
  DISTRIBUTION (12b-1) FEES                                                              NONE
  OTHER EXPENSES                                                                         0.74%
TOTAL ANNUAL FUND OPERATING EXPENSES                                                     1.59%

EXAMPLE

This Example is intended to help you compare the cost of investing in the shares of the Basic Materials Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

               1 YEAR       3 YEARS      5 YEARS     10 YEARS
-------------------------------------------------------------
             $      167    $     518   $      892    $  1,943

BIOTECHNOLOGY FUND
FUND INFORMATION

FUND OBJECTIVE

The Biotechnology Fund seeks capital appreciation by investing in companies that are involved in the biotechnology industry, including companies involved in research and development, genetic or other biological engineering, and in the design, manufacture, or sale of related biotechnology products or services ("Biotechnology Companies").

PRINCIPAL INVESTMENT STRATEGY

The Fund invests substantially all of its assets in equity securities of Biotechnology Companies that are traded in the United States. Biotechnology Companies are engaged in the research, development, and manufacture of various biotechnological products, services, and processes; manufacture and/or distribute biotechnological and biomedical products, including devices and instruments; provide or benefit significantly from scientific and technological advances in biotechnology; or provide processes or services instead of, or in addition to, products. The Fund may also engage in futures and options transactions, and purchase ADRs and U.S. Government securities.

PRINCIPAL RISKS

In addition to the risks common to investing in any Sector Fund, the Biotechnology Fund is subject to a number of other risks that may affect the value of its shares, including:

BIOTECHNOLOGY SECTOR CONCENTRATION RISK - The risk that the securities of issuers in the biotechnology sector that the Fund purchases will underperform the market as a whole. To the extent that the Fund's investments are concentrated in issuers conducting business in the same economic sector, the Fund is subject to legislative or regulatory changes, adverse market conditions and/or increased competition affecting that economic sector. The prices of the securities of Biotechnology Companies may fluctuate widely due to patent considerations, intense competition, rapid technological change and obsolescence, and regulatory requirements of the Food and Drug Administration, the Environmental Protection Agency, state and local governments, and foreign regulatory authorities.

FUND PERFORMANCE AND FEE INFORMATION

PERFORMANCE

The bar chart and table below show the performance of the Biotechnology Fund both year by year and as an average over different periods of time. The variability of performance over time provides an indication of the risks of investing in the Fund. Of course, this past performance does not necessarily indicate how the Fund will perform in the future.

[CHART]

2002   -45.35%
2003    42.11%
2004     1.10%

DURING THE PERIOD SHOWN IN THE BAR CHART, THE HIGHEST RETURN FOR A QUARTER WAS 26.15% (QUARTER ENDED JUNE 30, 2003) AND THE LOWEST RETURN FOR A QUARTER WAS -32.74% (QUARTER ENDED JUNE 30, 2002).

AVERAGE ANNUAL TOTAL RETURN (FOR PERIODS ENDING DECEMBER 31, 2004)(1)

                                                     BIOTECHNOLOGY     S&P 500 INDEX(2)
---------------------------------------------------------------------------------------
PAST ONE YEAR                                              1.10%             10.89%
SINCE INCEPTION (05/02/2001)                              -6.72%              0.44%

(1) THESE FIGURES ASSUME THE REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS.
(2) THE S&P 500(R) INDEX IS AN UNMANAGED CAPITALIZATION-WEIGHTED INDEX COMPOSED OF 500 COMMON STOCKS, WHICH ARE CHOSEN BY THE STANDARD & POOR'S CORPORATION (S&P) ON A STATISTICAL BASIS. RETURNS REFLECT NO DEDUCTION FOR FEES, EXPENSES OR TAXES.

FEES AND EXPENSES OF THE FUND

This table and example are designed to assist you in understanding the fees and expenses that you may pay as an investor in the shares. OWNERS OF VARIABLE ANNUITY AND INSURANCE CONTRACTS THAT INVEST IN THE FUND SHOULD REFER TO THE VARIABLE INSURANCE CONTRACT PROSPECTUS FOR A DESCRIPTION OF FEES AND EXPENSES, AS THE TABLE AND EXAMPLE DO NOT REFLECT DEDUCTIONS AT THE SEPARATE ACCOUNT LEVEL OR CONTRACT LEVEL FOR ANY CHARGES THAT MAY BE INCURRED UNDER A CONTRACT. IF THE TABLE AND EXAMPLE WERE TO REFLECT THE DEDUCTION OF INSURANCE CHARGES, FEES AND EXPENSES WOULD BE HIGHER.

SHAREHOLDER FEES                                                                         NONE
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
  MANAGEMENT FEES                                                                        0.85%
  DISTRIBUTION (12b-1) FEES                                                              NONE
  OTHER EXPENSES                                                                         0.74%
TOTAL ANNUAL FUND OPERATING EXPENSES                                                     1.59%

EXAMPLE

This Example is intended to help you compare the cost of investing in the shares of the Biotechnology Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

               1 YEAR       3 YEARS      5 YEARS     10 YEARS
-------------------------------------------------------------
             $      167   $      518   $      892    $  1,943

CONSUMER PRODUCTS FUND
FUND INFORMATION

FUND OBJECTIVE

The Consumer Products Fund seeks capital appreciation by investing in companies engaged in manufacturing finished goods and services both domestically and internationally ("Consumer Products Companies").

PRINCIPAL INVESTMENT STRATEGY

The Fund invests substantially all of its assets in equity securities of Consumer Products Companies that are traded in the United States. Consumer Products Companies include companies that manufacture, wholesale or retail durable goods such as major appliances and personal computers, or that retail non-durable goods such as beverages, tobacco, health care products, household and personal care products, apparel, and entertainment products (e.g., books, magazines, TV, cable, movies, music, gaming, sports), as well as companies that provide consumer products and services such as lodging, child care, convenience stores, and car rentals. The Fund may also engage in futures and options transactions, and purchase ADRs and U.S. Government securities.

PRINCIPAL RISKS

In addition to the risks common to investing in any Sector Fund, the Consumer Products Fund is subject to a number of other risks that may affect the value of its shares, including:

CONSUMER PRODUCTS SECTOR CONCENTRATION RISK - The risk that the securities of issuers in the consumer products sector that the Fund purchases will underperform the market as a whole. To the extent that the Fund's investments are concentrated in issuers conducting business in the same economic sector, the Fund is subject to legislative or regulatory changes, adverse market conditions and/or increased competition affecting that economic sector. The performance of Consumer Products Companies has historically been closely tied to the performance of the overall economy, and is also affected by interest rates, competition, consumer confidence and relative levels of disposable household income and seasonal consumer spending. Changes in demographics and consumer tastes can also affect the demand for, and success of, consumer products in the marketplace.

FUND PERFORMANCE AND FEE INFORMATION

PERFORMANCE

The bar chart and table below show the performance of the Consumer Products Fund both year by year and as an average over different periods of time. The variability of performance over time provides an indication of the risks of investing in the Fund. Of course, this past performance does not necessarily indicate how the Fund will perform in the future.

[CHART]

2002    -3.61%
2003    21.86%
2004    13.30%

DURING THE PERIOD SHOWN IN THE BAR CHART, THE HIGHEST RETURN FOR A QUARTER WAS 15.29% (QUARTER ENDED JUNE 30, 2003) AND THE LOWEST RETURN FOR A QUARTER WAS -10.85% (QUARTER ENDED SEPTEMBER 30, 2002).

AVERAGE ANNUAL TOTAL RETURN (FOR PERIODS ENDING DECEMBER 31, 2004)(1)

                                                   CONSUMER PRODUCTS   S&P 500 INDEX(2)
---------------------------------------------------------------------------------------
PAST ONE YEAR                                             13.30%            10.89%
SINCE INCEPTION (05/29/2001)                               8.67%             0.41%

(1) THESE FIGURES ASSUME THE REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS.
(2) THE S&P 500(R) INDEX IS AN UNMANAGED CAPITALIZATION-WEIGHTED INDEX COMPOSED OF 500 COMMON STOCKS, WHICH ARE CHOSEN BY THE STANDARD & POOR'S CORPORATION (S&P) ON A STATISTICAL BASIS. RETURNS REFLECT NO DEDUCTION FOR FEES, EXPENSES OR TAXES.

FEES AND EXPENSES OF THE FUND

This table and example are designed to assist you in understanding the fees and expenses that you may pay as an investor in the shares. OWNERS OF VARIABLE ANNUITY AND INSURANCE CONTRACTS THAT INVEST IN THE FUND SHOULD REFER TO THE VARIABLE INSURANCE CONTRACT PROSPECTUS FOR A DESCRIPTION OF FEES AND EXPENSES, AS THE TABLE AND EXAMPLE DO NOT REFLECT DEDUCTIONS AT THE SEPARATE ACCOUNT LEVEL OR CONTRACT LEVEL FOR ANY CHARGES THAT MAY BE INCURRED UNDER A CONTRACT. IF THE TABLE AND EXAMPLE WERE TO REFLECT THE DEDUCTION OF INSURANCE CHARGES, FEES AND EXPENSES WOULD BE HIGHER.

SHAREHOLDER FEES                                                                         NONE
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
  MANAGEMENT FEES                                                                        0.85%
  DISTRIBUTION (12b-1) FEES                                                              NONE
  OTHER EXPENSES                                                                         0.74%
TOTAL ANNUAL FUND OPERATING EXPENSES                                                     1.59%

EXAMPLE

This Example is intended to help you compare the cost of investing in the shares of the Consumer Products Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

               1 YEAR       3 YEARS      5 YEARS     10 YEARS
-------------------------------------------------------------
             $      167   $      518   $      892    $  1,943

ELECTRONICS FUND
FUND INFORMATION

FUND OBJECTIVE

The Electronics Fund seeks capital appreciation by investing in companies that are involved in the electronics sector, including semiconductor manufacturers and distributors, and makers and vendors of other electronic components and devices ("Electronics Companies").

PRINCIPAL INVESTMENT STRATEGY

The Fund invests substantially all of its assets in equity securities of Electronics Companies that are traded in the United States. Electronics Companies include companies involved in the manufacture and development of semiconductors, connectors, printed circuit boards and other components; equipment vendors to electronic component manufacturers; electronic component distributors; electronic instruments and electronic systems vendors; and also include companies involved in all aspects of the electronics business and in new technologies or specialty areas such as defense electronics, advanced design and manufacturing technologies, or lasers. The Fund may also engage in futures and options transactions, and purchase ADRs and U.S. Government securities.

PRINCIPAL RISKS

In addition to the risks common to investing in any Sector Fund, the Electronics Fund is subject to a number of other risks that may affect the value of its shares, including:

ELECTRONICS SECTOR CONCENTRATION RISK - The risk that the securities of issuers in the electronics sector that the Fund purchases will underperform the market as a whole. To the extent that the Fund's investments are concentrated in issuers conducting business in the same economic sector, the Fund is subject to legislative or regulatory changes, adverse market conditions and/or increased competition affecting that economic sector. The prices of the securities of Electronics Companies may fluctuate widely due to risks of rapid obsolescence of products, intense competition, the economic performance of their customers, high technology and research costs (especially in light of decreased defense spending by the U.S. Government), and may face competition from subsidized foreign competitors with lower production costs.

FUND PERFORMANCE AND FEE INFORMATION

PERFORMANCE

The bar chart and table below show the performance of the Electronics Fund both year by year and as an average over different periods of time. For investment activities prior to November 1998, the Fund's performance reflected insurance-related charges that had the effect of reducing returns. Subsequent periods do not reflect insurance charges which, if reflected, would similarly have the effect of reducing returns. The variability of performance over time provides an indication of the risks of investing in the Fund. Of course, this past performance does not necessarily indicate how the Fund will perform in the future.

[CHART]

2002    -48.21%
2003     69.82%
2004    -21.98%

DURING THE PERIOD SHOWN IN THE BAR CHART, THE HIGHEST RETURN FOR A QUARTER WAS 26.45% (QUARTER ENDED JUNE 30, 2003) AND THE LOWEST RETURN FOR A QUARTER WAS -38.25% (QUARTER ENDED SEPTEMBER 30, 2002).

AVERAGE ANNUAL TOTAL RETURN (FOR PERIODS ENDING DECEMBER 31, 2004)(1)

                                                      ELECTRONICS      S&P 500 INDEX(2)
---------------------------------------------------------------------------------------
PAST ONE YEAR                                             -21.98%           10.89%
SINCE INCEPTION (08/03/2001)                              -15.35%            1.64%

(1) THESE FIGURES ASSUME THE REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS.
(2) THE S&P 500(R) INDEX IS AN UNMANAGED CAPITALIZATION-WEIGHTED INDEX COMPOSED OF 500 COMMON STOCKS, WHICH ARE CHOSEN BY THE STANDARD & POOR'S CORPORATION (S&P) ON A STATISTICAL BASIS. RETURNS REFLECT NO DEDUCTION FOR FEES, EXPENSES OR TAXES.

FEES AND EXPENSES OF THE FUND

This table and example are designed to assist you in understanding the fees and expenses that you may pay as an investor in the shares. OWNERS OF VARIABLE ANNUITY AND INSURANCE CONTRACTS THAT INVEST IN THE FUND SHOULD REFER TO THE VARIABLE INSURANCE CONTRACT PROSPECTUS FOR A DESCRIPTION OF FEES AND EXPENSES, AS THE TABLE AND EXAMPLE DO NOT REFLECT DEDUCTIONS AT THE SEPARATE ACCOUNT LEVEL OR CONTRACT LEVEL FOR ANY CHARGES THAT MAY BE INCURRED UNDER A CONTRACT. IF THE TABLE AND EXAMPLE WERE TO REFLECT THE DEDUCTION OF INSURANCE CHARGES, FEES AND EXPENSES WOULD BE HIGHER.

SHAREHOLDER FEES                                                                         NONE
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
  MANAGEMENT FEES                                                                        0.85%
  DISTRIBUTION (12b-1) FEES                                                              NONE
  OTHER EXPENSES                                                                         0.74%
TOTAL ANNUAL FUND OPERATING EXPENSES                                                     1.59%

EXAMPLE

This Example is intended to help you compare the cost of investing in the shares of the Electronics Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

               1 YEAR       3 YEARS      5 YEARS     10 YEARS
-------------------------------------------------------------
             $      167   $      518   $      892    $  1,943

ENERGY FUND
FUND INFORMATION

FUND OBJECTIVE

The Energy Fund seeks capital appreciation by investing in companies involved in the energy field, including the exploration, production, and development of oil, gas, coal and alternative sources of energy ("Energy Companies").

PRINCIPAL INVESTMENT STRATEGY

The Fund invests substantially all of its assets in equity securities of Energy Companies that are traded in the United States. Energy Companies are involved in all aspects of the energy industry, including the conventional areas of oil, gas, electricity, and coal, and alternative sources of energy such as nuclear, geothermal, oil shale, and solar power, and include companies that produce, transmit, market, distribute or measure energy; companies involved in providing products and services to companies in the energy field; and companies involved in the exploration of new sources of energy, conservation, and energy-related pollution control. The Fund may also engage in futures and options transactions, and purchase ADRs and U.S. Government securities.

PRINCIPAL RISKS

In addition to the risks common to investing in any Sector Fund, the Energy Fund is subject to a number of other risks that may affect the value of its shares, including:

ENERGY SECTOR CONCENTRATION RISK - The risk that the securities of issuers in the energy sector that the Fund purchases will underperform the market as a whole. To the extent that the Fund's investments are concentrated in issuers conducting business in the same economic sector, the Fund is subject to legislative or regulatory changes, adverse market conditions and/or increased competition affecting that economic sector. The prices of the securities of Energy Companies may fluctuate widely due to changes in value and dividend yield, which depend largely on the price and supply of energy fuels, international political events relating to oil producing countries, energy conservation, the success of exploration projects, and tax and other governmental regulatory policies.

FUND PERFORMANCE AND FEE INFORMATION

PERFORMANCE

The bar chart and table below show the performance of the Energy Fund both year by year and as an average over different periods of time. The variability of performance over time provides an indication of the risks of investing in the Fund. Of course, this past performance does not necessarily indicate how the Fund will perform in the future.

[CHART]

2002    -13.51%
2003     23.01%
2004     32.27%

DURING THE PERIOD SHOWN IN THE BAR CHART, THE HIGHEST RETURN FOR A QUARTER WAS 15.90% (QUARTER ENDED DECEMBER 31, 2003) AND THE LOWEST RETURN FOR A QUARTER WAS -17.97% (QUARTER ENDED SEPTEMBER 30, 2002).

AVERAGE ANNUAL TOTAL RETURN (FOR PERIODS ENDING DECEMBER 31, 2004)(1)

                                                         ENERGY       S&P 500 INDEX(2)
--------------------------------------------------------------------------------------
PAST ONE YEAR                                             32.27%            10.89%
SINCE INCEPTION (05/29/2001)                               4.91%             0.41%

(1) THESE FIGURES ASSUME THE REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS.
(2) THE S&P 500(R) INDEX IS AN UNMANAGED CAPITALIZATION-WEIGHTED INDEX COMPOSED OF 500 COMMON STOCKS, WHICH ARE CHOSEN BY THE STANDARD & POOR'S CORPORATION (S&P) ON A STATISTICAL BASIS. RETURNS REFLECT NO DEDUCTION FOR FEES, EXPENSES OR TAXES.

FEES AND EXPENSES OF THE FUND

This table and example are designed to assist you in understanding the fees and expenses that you may pay as an investor in the shares. OWNERS OF VARIABLE ANNUITY AND INSURANCE CONTRACTS THAT INVEST IN THE FUND SHOULD REFER TO THE VARIABLE INSURANCE CONTRACT PROSPECTUS FOR A DESCRIPTION OF FEES AND EXPENSES, AS THE TABLE AND EXAMPLE DO NOT REFLECT DEDUCTIONS AT THE SEPARATE ACCOUNT LEVEL OR CONTRACT LEVEL FOR ANY CHARGES THAT MAY BE INCURRED UNDER A CONTRACT. IF THE TABLE AND EXAMPLE WERE TO REFLECT THE DEDUCTION OF INSURANCE CHARGES, FEES AND EXPENSES WOULD BE HIGHER.

SHAREHOLDER FEES                                                                         NONE
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
  MANAGEMENT FEES                                                                        0.85%
  DISTRIBUTION (12b-1) FEES                                                              NONE
  OTHER EXPENSES                                                                         0.73%
TOTAL ANNUAL FUND OPERATING EXPENSES                                                     1.58%

EXAMPLE

This Example is intended to help you compare the cost of investing in the shares of the Energy Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

               1 YEAR       3 YEARS      5 YEARS     10 YEARS
-------------------------------------------------------------
             $      166   $      515   $      887    $  1,932

ENERGY SERVICES FUND
FUND INFORMATION

FUND OBJECTIVE

The Energy Services Fund seeks capital appreciation by investing in companies that are involved in the energy services field, including those that provide services and equipment in the areas of oil, coal, and gas exploration and production ("Energy Services Companies").

PRINCIPAL INVESTMENT STRATEGY

The Fund invests substantially all of its assets in equity securities of Energy Services Companies that are traded in the United States. Energy Services Companies are engaged in one or more businesses in the energy service field, including those that provide services and equipment to companies engaged in the production, refinement or distribution of oil, gas, electricity, and coal; companies involved with the production and development of newer sources of energy such as nuclear, geothermal, oil shale, and solar power; companies involved with onshore or offshore drilling; companies involved in production and well maintenance; companies involved in exploration engineering, data and technology; companies involved in energy transport; and companies involved in equipment and plant design or construction. The Fund may also engage in futures and options transactions, and purchase ADRs and U.S. Government securities.

PRINCIPAL RISKS

In addition to the risks common to investing in any Sector Fund, the Energy Services Fund is subject to a number of other risks that may affect the value of its shares, including:

ENERGY SERVICES SECTOR CONCENTRATION RISK - The risk that the securities of issuers in the energy services sector that the Fund purchases will underperform the market as a whole. To the extent that the Fund's investments are concentrated in issuers conducting business in the same economic sector, the Fund is subject to legislative or regulatory changes, adverse market conditions and/or increased competition affecting that economic sector. The prices of the securities of Energy Services Companies may fluctuate widely due to the supply and demand both for their specific products or services and for energy products in general, the price of oil and gas, exploration and production spending, governmental regulation and environmental issues, and world events and economic conditions generally affecting energy supply companies.

FUND PERFORMANCE AND FEE INFORMATION

PERFORMANCE

The bar chart and table below show the performance of the Energy Services Fund both year by year and as an average over different periods of time. The variability of performance over time provides an indication of the risks of investing in the Fund. Of course, this past performance does not necessarily indicate how the Fund will perform in the future.

[CHART]

2002    -12.07%
2003      8.41%
2004     33.74%

DURING THE PERIOD SHOWN IN THE BAR CHART, THE HIGHEST RETURN FOR A QUARTER WAS 13.26% (QUARTER ENDED SEPTEMBER 30, 2004) AND THE LOWEST RETURN FOR A QUARTER WAS -18.84% (QUARTER ENDED SEPTEMBER 30, 2002).

AVERAGE ANNUAL TOTAL RETURN (FOR PERIODS ENDING DECEMBER 31, 2004)(1)

                                                    ENERGY SERVICES     S&P 500 INDEX(2)
----------------------------------------------------------------------------------------
PAST ONE YEAR                                             33.74%            10.89%
SINCE INCEPTION (05/02/2001)                              -2.70%             0.44%

(1) THESE FIGURES ASSUME THE REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS.
(2) THE S&P 500(R) INDEX IS AN UNMANAGED CAPITALIZATION-WEIGHTED INDEX COMPOSED OF 500 COMMON STOCKS, WHICH ARE CHOSEN BY THE STANDARD & POOR'S CORPORATION (S&P) ON A STATISTICAL BASIS. RETURNS REFLECT NO DEDUCTION FOR FEES, EXPENSES OR TAXES.

FEES AND EXPENSES OF THE FUND

This table and example are designed to assist you in understanding the fees and expenses that you may pay as an investor in the shares. OWNERS OF VARIABLE ANNUITY AND INSURANCE CONTRACTS THAT INVEST IN THE FUND SHOULD REFER TO THE VARIABLE INSURANCE CONTRACT PROSPECTUS FOR A DESCRIPTION OF FEES AND EXPENSES, AS THE TABLE AND EXAMPLE DO NOT REFLECT DEDUCTIONS AT THE SEPARATE ACCOUNT LEVEL OR CONTRACT LEVEL FOR ANY CHARGES THAT MAY BE INCURRED UNDER A CONTRACT. IF THE TABLE AND EXAMPLE WERE TO REFLECT THE DEDUCTION OF INSURANCE CHARGES, FEES AND EXPENSES WOULD BE HIGHER.

SHAREHOLDER FEES                                                                         NONE
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
  MANAGEMENT FEES                                                                        0.85%
  DISTRIBUTION (12b-1) FEES                                                              NONE
  OTHER EXPENSES                                                                         0.73%
TOTAL ANNUAL FUND OPERATING EXPENSES                                                     1.58%

EXAMPLE

This Example is intended to help you compare the cost of investing in the shares of the Energy Services Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

               1 YEAR       3 YEARS      5 YEARS     10 YEARS
-------------------------------------------------------------
             $      166   $      515   $      887    $  1,932

FINANCIAL SERVICES FUND
FUND INFORMATION

FUND OBJECTIVE

The Financial Services Fund seeks capital appreciation by investing in companies that are involved in the financial services sector ("Financial Services Companies").

PRINCIPAL INVESTMENT STRATEGY

The Fund invests substantially all of its assets in equity securities of Financial Services Companies that are traded in the United States. Financial Service Companies include commercial banks, savings and loan associations, insurance companies and brokerage companies. The Fund may also engage in futures and options transactions, and purchase ADRs and U.S. Government securities. Under SEC regulations, the Fund may not invest more than 5% of its total assets in the equity securities of any company that derives more than 15% of its revenues from brokerage or investment management activities.

PRINCIPAL RISKS

In addition to the risks common to investing in any Sector Fund, the Financial Services Fund is subject to a number of other risks that may affect the value of its shares, including:

FINANCIAL SERVICES SECTOR CONCENTRATION RISK - The risk that the securities of issuers in the financial services sector that the Fund purchases will underperform the market as a whole. To the extent that the Fund's investments are concentrated in issuers conducting business in the same economic sector, the Fund is subject to legislative or regulatory changes, adverse market conditions and/or increased competition affecting that economic sector. Financial Services Companies are subject to extensive governmental regulation, which may limit both the amounts and types of loans and other financial commitments they can make, and the rates and fees they can charge. Profitability is largely dependent on the availability and cost of capital, and can fluctuate significantly when interest rates change. Credit losses resulting from financial difficulties of borrowers also can negatively impact the sector.

FUND PERFORMANCE AND FEE INFORMATION

PERFORMANCE

The bar chart and table below show the performance of the Financial Services Fund both year by year and as an average over different periods of time. The variability of performance over time provides an indication of the risks of investing in the Fund. Of course, this past performance does not necessarily indicate how the Fund will perform in the future.

[CHART]

2002    -15.10%
2003     28.92%
2004     17.12%

DURING THE PERIOD SHOWN IN THE BAR CHART, THE HIGHEST RETURN FOR A QUARTER WAS 17.22% (QUARTER ENDED JUNE 30, 2003) AND THE LOWEST RETURN FOR A QUARTER WAS -19.17% (QUARTER ENDED SEPTEMBER 30, 2002).

AVERAGE ANNUAL TOTAL RETURN (FOR PERIODS ENDING DECEMBER 31, 2004)(1)

                                                   FINANCIAL SERVICES    S&P 500 INDEX(2)
-----------------------------------------------------------------------------------------
PAST ONE YEAR                                             17.12%              10.89%
SINCE INCEPTION (07/20/2001)                               6.07%               1.72%

(1) THESE FIGURES ASSUME THE REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS.
(2) THE S&P 500(R) INDEX IS AN UNMANAGED CAPITALIZATION-WEIGHTED INDEX COMPOSED OF 500 COMMON STOCKS, WHICH ARE CHOSEN BY THE STANDARD & POOR'S CORPORATION (S&P) ON A STATISTICAL BASIS. RETURNS REFLECT NO DEDUCTION FOR FEES, EXPENSES OR TAXES.

FEES AND EXPENSES OF THE FUND

This table and example are designed to assist you in understanding the fees and expenses that you may pay as an investor in the shares. OWNERS OF VARIABLE ANNUITY AND INSURANCE CONTRACTS THAT INVEST IN THE FUND SHOULD REFER TO THE VARIABLE INSURANCE CONTRACT PROSPECTUS FOR A DESCRIPTION OF FEES AND EXPENSES, AS THE TABLE AND EXAMPLE DO NOT REFLECT DEDUCTIONS AT THE SEPARATE ACCOUNT LEVEL OR CONTRACT LEVEL FOR ANY CHARGES THAT MAY BE INCURRED UNDER A CONTRACT. IF THE TABLE AND EXAMPLE WERE TO REFLECT THE DEDUCTION OF INSURANCE CHARGES, FEES AND EXPENSES WOULD BE HIGHER.

SHAREHOLDER FEES                                                                         NONE
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
  MANAGEMENT FEES                                                                        0.85%
  DISTRIBUTION (12b-1) FEES                                                              NONE
  OTHER EXPENSES                                                                         0.74%
TOTAL ANNUAL FUND OPERATING EXPENSES                                                     1.59%

EXAMPLE

This Example is intended to help you compare the cost of investing in the shares of the Financial Services Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

               1 YEAR       3 YEARS      5 YEARS     10 YEARS
-------------------------------------------------------------
             $      167   $      518   $      892    $  1,943

HEALTH CARE FUND
FUND INFORMATION

FUND OBJECTIVE

The Health Care Fund seeks capital appreciation by investing in companies that are involved in the health care industry ("Health Care Companies").

PRINCIPAL INVESTMENT STRATEGY

The Fund invests substantially all of its assets in equity securities of Health Care Companies that are traded in the United States. Health Care Companies include pharmaceutical companies, companies involved in research and development of pharmaceutical products and services, companies involved in the operation of health care facilities, and other companies involved in the design, manufacture, or sale of health care-related products or services. The Fund may also engage in futures and options transactions, and purchase ADRs and U.S. Government securities.

PRINCIPAL RISKS

In addition to the risks common to investing in any Sector Fund, the Health Care Fund is subject to a number of other risks that may affect the value of its shares, including:

HEALTH CARE SECTOR CONCENTRATION RISK - The risk that the securities of issuers in the health care sector that the Fund purchases will underperform the market as a whole. To the extent that the Fund's investments are concentrated in issuers conducting business in the same economic sector, the Fund is subject to legislative or regulatory changes, adverse market conditions and/or increased competition affecting that economic sector. The prices of the securities of Health Care Companies may fluctuate widely due to government regulation and approval of their products and services, which can have a significant effect on their price and availability. Furthermore, the types of products or services produced or provided by these companies may quickly become obsolete. Moreover, liability for products that are later alleged to be harmful or unsafe may be substantial, and may have a significant impact on a Health Care Company's market value and/or share price.

FUND PERFORMANCE AND FEE INFORMATION

PERFORMANCE

The bar chart and table below show the performance of the Health Care Fund both year by year and as an average over different periods of time. The variability of performance over time provides an indication of the risks of investing in the Fund. Of course, this past performance does not necessarily indicate how the Fund will perform in the future.

[CHART]

2002    -21.31%
2003     29.77%
2004      6.22%

DURING THE PERIOD SHOWN IN THE BAR CHART, THE HIGHEST RETURN FOR A QUARTER WAS 15.44% (QUARTER ENDED JUNE 30, 2003) AND THE LOWEST RETURN FOR A QUARTER WAS -16.57% (QUARTER ENDED JUNE 30, 2002).

AVERAGE ANNUAL TOTAL RETURN (FOR PERIODS ENDING DECEMBER 31, 2004)(1)

                                                      HEALTH CARE      S&P 500 INDEX(2)
---------------------------------------------------------------------------------------
PAST ONE YEAR                                             6.22%             10.89%
SINCE INCEPTION (06/19/2001)                              0.94%              1.67%

(1) THESE FIGURES ASSUME THE REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS.
(2) THE S&P 500(R) INDEX IS AN UNMANAGED CAPITALIZATION-WEIGHTED INDEX COMPOSED OF 500 COMMON STOCKS, WHICH ARE CHOSEN BY THE STANDARD & POOR'S CORPORATION (S&P) ON A STATISTICAL BASIS. RETURNS REFLECT NO DEDUCTION FOR FEES, EXPENSES OR TAXES.

FEES AND EXPENSES OF THE FUND

This table and example are designed to assist you in understanding the fees and expenses that you may pay as an investor in the shares. OWNERS OF VARIABLE ANNUITY AND INSURANCE CONTRACTS THAT INVEST IN THE FUND SHOULD REFER TO THE VARIABLE INSURANCE CONTRACT PROSPECTUS FOR A DESCRIPTION OF FEES AND EXPENSES, AS THE TABLE AND EXAMPLE DO NOT REFLECT DEDUCTIONS AT THE SEPARATE ACCOUNT LEVEL OR CONTRACT LEVEL FOR ANY CHARGES THAT MAY BE INCURRED UNDER A CONTRACT. IF THE TABLE AND EXAMPLE WERE TO REFLECT THE DEDUCTION OF INSURANCE CHARGES, FEES AND EXPENSES WOULD BE HIGHER.

SHAREHOLDER FEES                                                                         NONE
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
  MANAGEMENT FEES                                                                        0.85%
  DISTRIBUTION (12b-1) FEES                                                              NONE
  OTHER EXPENSES                                                                         0.74%
TOTAL ANNUAL FUND OPERATING EXPENSES                                                     1.59%

EXAMPLE

This Example is intended to help you compare the cost of investing in the shares of the Health Care Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

               1 YEAR       3 YEARS      5 YEARS     10 YEARS
-------------------------------------------------------------
             $      167   $      518   $      892    $  1,943

INTERNET FUND
FUND INFORMATION

FUND OBJECTIVE

The Internet Fund seeks capital appreciation by investing in companies that provide products or services designed for or related to the Internet ("Internet Companies").

PRINCIPAL INVESTMENT STRATEGY

The Fund invests substantially all of its assets in equity securities of Internet Companies that are traded in the United States. Internet Companies are involved in all aspects of research, design development, manufacturing or distribution of products or services for use with the Internet or Internet-related businesses. Such companies may provide information or entertainment services over the Internet; sell or distribute goods and services over the Internet; provide infrastructure systems or otherwise provide hardware, software or support that impacts Internet commerce; or provide Internet access to consumers and businesses. Internet companies may also include companies that provide Intranet and Extranet services. The Fund will maintain an adequate representation of the various industries in the Internet sector. The Fund may also engage in futures and options transactions, and purchase ADRs and U.S. Government securities.

PRINCIPAL RISKS

In addition to the risks common to investing in any Sector Fund, the Internet Fund is subject to a number of other risks that may affect the value of its shares, including:

INTERNET SECTOR CONCENTRATION RISK - The risk that the securities of issuers in the Internet sector that the Fund purchases will underperform the market as a whole. To the extent that the Fund's investments are concentrated in issuers conducting business in the same economic sector, the Fund is subject to legislative or regulatory changes, adverse market conditions and/or increased competition affecting that economic sector. The prices of the securities of Internet Companies may fluctuate widely due to competitive pressures, increased sensitivity to short product cycles and aggressive pricing, problems related to bringing their products to market and rapid obsolescence of products.

FUND PERFORMANCE AND FEE INFORMATION

PERFORMANCE

The bar chart and table below show the performance of the Internet Fund both year by year and as an average over different periods of time. The variability of performance over time provides an indication of the risks of investing in the Fund. Of course, this past performance does not necessarily indicate how the Fund will perform in the future.

[CHART]

2002    -43.34%
2003     64.39%
2004     15.87%

DURING THE PERIOD SHOWN IN THE BAR CHART, THE HIGHEST RETURN FOR A QUARTER WAS
31.55 (QUARTER ENDED JUNE 30, 2003) AND THE LOWEST RETURN FOR A QUARTER WAS -30.83% (QUARTER ENDED JUNE 30, 2002).

AVERAGE ANNUAL TOTAL RETURN (FOR PERIODS ENDING DECEMBER 31, 2004)(1)

                                                        INTERNET       S&P 500 INDEX(2)
---------------------------------------------------------------------------------------
PAST ONE YEAR                                              15.87%           10.89%
SINCE INCEPTION (05/24/2001)                              -10.13%           -0.14%

(1) THESE FIGURES ASSUME THE REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS.
(2) THE S&P 500(R) INDEX IS AN UNMANAGED CAPITALIZATION-WEIGHTED INDEX COMPOSED OF 500 COMMON STOCKS, WHICH ARE CHOSEN BY THE STANDARD & POOR'S CORPORATION (S&P) ON A STATISTICAL BASIS. RETURNS REFLECT NO DEDUCTION FOR FEES, EXPENSES OR TAXES.

FEES AND EXPENSES OF THE FUND

This table and example are designed to assist you in understanding the fees and expenses that you may pay as an investor in the shares. OWNERS OF VARIABLE ANNUITY AND INSURANCE CONTRACTS THAT INVEST IN THE FUND SHOULD REFER TO THE VARIABLE INSURANCE CONTRACT PROSPECTUS FOR A DESCRIPTION OF FEES AND EXPENSES, AS THE TABLE AND EXAMPLE DO NOT REFLECT DEDUCTIONS AT THE SEPARATE ACCOUNT LEVEL OR CONTRACT LEVEL FOR ANY CHARGES THAT MAY BE INCURRED UNDER A CONTRACT. IF THE TABLE AND EXAMPLE WERE TO REFLECT THE DEDUCTION OF INSURANCE CHARGES, FEES AND EXPENSES WOULD BE HIGHER.

SHAREHOLDER FEES                                                                         NONE
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
  MANAGEMENT FEES                                                                        0.85%
  DISTRIBUTION (12b-1) FEES                                                              NONE
  OTHER EXPENSES                                                                         0.73%
TOTAL ANNUAL FUND OPERATING EXPENSES                                                     1.58%

EXAMPLE

This Example is intended to help you compare the cost of investing in the shares of the Internet Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

               1 YEAR       3 YEARS      5 YEARS     10 YEARS
-------------------------------------------------------------
             $      166   $      515   $      887    $  1,932

LEISURE FUND
FUND INFORMATION

FUND OBJECTIVE

The Leisure Fund seeks capital appreciation by investing in companies engaged in leisure and entertainment businesses ("Leisure Companies").

PRINCIPAL INVESTMENT STRATEGY

The Fund invests substantially all of its assets in equity securities of Leisure Companies that are traded in the United States. Leisure Companies are engaged in the design, production, or distribution of goods or services in the leisure industries. Leisure Companies include hotels and resorts, casinos, radio and television broadcasting and advertising, motion picture production, toys and sporting goods manufacture, musical recordings and instruments, alcohol and tobacco, and publishing. The Fund may also engage in futures and options transactions, and purchase ADRs and U.S. Government securities.

PRINCIPAL RISKS

In addition to the risks common to investing in any Sector Fund, the Leisure Fund is subject to a number of other risks that may affect the value of its shares, including:

LEISURE SECTOR CONCENTRATION RISK - The risk that the securities of issuers in the leisure sector that the Fund purchases will underperform the market as a whole. To the extent that the Fund's investments are concentrated in issuers conducting business in the same economic sector, the Fund is subject to legislative or regulatory changes, adverse market conditions and/or increased competition affecting that economic sector. Securities of Leisure Companies may be considered speculative, and generally exhibit greater volatility than the overall market. The prices of the securities of Leisure Companies may fluctuate widely due to unpredictable earnings, due in part to changing consumer tastes and intense competition, strong reaction to technological developments and to the threat of increased government regulation, particularly in the gaming arena.

FUND PERFORMANCE AND FEE INFORMATION

PERFORMANCE

The bar chart and table below show the performance of the Leisure Fund both year by year and as an average over different periods of time. The variability of performance over time provides an indication of the risks of investing in the Fund. Of course, this past performance does not necessarily indicate how the Fund will perform in the future.

[CHART]

2002    -14.76%
2003     34.89%
2004     23.86%

DURING THE PERIOD SHOWN IN THE BAR CHART, THE HIGHEST RETURN FOR A QUARTER WAS 17.59% (QUARTER ENDED JUNE 30, 2003) AND THE LOWEST RETURN FOR A QUARTER WAS -17.30% (QUARTER ENDED SEPTEMBER 30, 2002).

AVERAGE ANNUAL TOTAL RETURN (FOR PERIODS ENDING DECEMBER 31, 2004)(1)

                                                        LEISURE        S&P 500 INDEX(2)
---------------------------------------------------------------------------------------
PAST ONE YEAR                                             23.86%            10.89%
SINCE INCEPTION (05/22/2001)                               0.84%            -0.48%

(1) THESE FIGURES ASSUME THE REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS.
(2) THE S&P 500(R) INDEX IS AN UNMANAGED CAPITALIZATION-WEIGHTED INDEX COMPOSED OF 500 COMMON STOCKS, WHICH ARE CHOSEN BY THE STANDARD & POOR'S CORPORATION (S&P) ON A STATISTICAL BASIS. RETURNS REFLECT NO DEDUCTION FOR FEES, EXPENSES OR TAXES.

FEES AND EXPENSES OF THE FUND

This table and example are designed to assist you in understanding the fees and expenses that you may pay as an investor in the shares. OWNERS OF VARIABLE ANNUITY AND INSURANCE CONTRACTS THAT INVEST IN THE FUND SHOULD REFER TO THE VARIABLE INSURANCE CONTRACT PROSPECTUS FOR A DESCRIPTION OF FEES AND EXPENSES, AS THE TABLE AND EXAMPLE DO NOT REFLECT DEDUCTIONS AT THE SEPARATE ACCOUNT LEVEL OR CONTRACT LEVEL FOR ANY CHARGES THAT MAY BE INCURRED UNDER A CONTRACT. IF THE TABLE AND EXAMPLE WERE TO REFLECT THE DEDUCTION OF INSURANCE CHARGES, FEES AND EXPENSES WOULD BE HIGHER.

SHAREHOLDER FEES                                                                         NONE
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
  MANAGEMENT FEES                                                                        0.85%
  DISTRIBUTION (12b-1) FEES                                                              NONE
  OTHER EXPENSES                                                                         0.73%
TOTAL ANNUAL FUND OPERATING EXPENSES                                                     1.58%

EXAMPLE

This Example is intended to help you compare the cost of investing in the shares of the Leisure Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

               1 YEAR       3 YEARS      5 YEARS     10 YEARS
-------------------------------------------------------------
             $      166   $      515   $      887    $  1,932

PRECIOUS METALS FUND
FUND INFORMATION

FUND OBJECTIVE

The Precious Metals Fund seeks to provide capital appreciation by investing in U.S. and foreign companies that are involved in the precious metals sector, including exploration, mining, production and development, and other precious metals-related services ("Precious Metals Companies").

PRINCIPAL INVESTMENT STRATEGY

The Fund invests substantially all of its assets in equity securities of Precious Metals Companies that are traded in the United States and foreign countries. Precious metals include gold, silver, platinum and other precious metals. Precious Metals Companies include precious metal manufacturers; distributors of precious metal products, such as jewelry, metal foil or bullion; mining and geological exploration companies; and companies which provide services to Precious Metals Companies. The Fund may also engage in futures and options transactions, and purchase ADRs and U.S. Government securities.

PRINCIPAL RISKS

In addition to the risks common to investing in any Sector Fund, the Precious Metals Fund is subject to a number of other risks that may affect the value of its shares, including:

PRECIOUS METALS SECTOR CONCENTRATION RISK - The risk that the relatively few securities of issuers in the mining industry that the Fund purchases will underperform the market as a whole. To the extent that the Fund's investments are concentrated in issuers conducting business in the same industry, the Fund is subject to legislative or regulatory changes, adverse market conditions and/or increased competition affecting that industry, as well as to the volatility of global prices for precious metals. The prices of precious metals may fluctuate widely due to changes in inflation or inflation expectations, currency fluctuations, speculation, worldwide demand and political developments in precious metals producing countries.

FOREIGN INVESTMENT RISK - Investments in securities of foreign companies can be more volatile than investments in U.S. companies. Diplomatic, political, or economic developments could affect investment in foreign countries. Foreign companies generally are not subject to uniform accounting, auditing, and financial reporting standards comparable to those applicable to U.S. domestic companies. The value of securities denominated in foreign currencies can change when foreign currencies strengthen or weaken relative to the U.S. dollar. These currency movements may negatively impact the value of a Fund security even when there is no change in the value of the security in the issuer's home country. Under normal circumstances, the Fund does not plan to hedge against the risk of currency exchange rate fluctuations.

FUND PERFORMANCE AND FEE INFORMATION

PERFORMANCE

The bar chart and table below show the performance of the Precious Metals Fund both year by year and as an average over different periods of time. For investment activity prior to November 1998, the Fund's performance reflected insurance-related charges that had the effect of reducing returns. Subsequent periods do not reflect insurance charges which, if reflected, would similarly have the effect of reducing returns. The variability of performance over time provides an indication of the risks of investing in the Fund. Of course, this past performance does not necessarily indicate how the Fund will perform in the future. Prior to October 1, 1999, the Precious Metals Fund's objective was to provide investment results that corresponded to a benchmark for precious metals-related securities.

[CHART]

1998    -17.24%
1999     -3.58%
2000    -20.63%
2001     12.99%
2002     45.59%
2003     40.90%
2004    -14.21%

DURING THE PERIOD SHOWN IN THE BAR CHART, THE HIGHEST RETURN FOR A QUARTER WAS 31.42% (QUARTER ENDED MARCH 31, 2002 AND THE LOWEST RETURN FOR A QUARTER WAS -20.72% (QUARTER ENDED JUNE 30, 2004).

AVERAGE ANNUAL TOTAL RETURN (FOR PERIODS ENDING DECEMBER 31, 2004)(1)

                                                  PRECIOUS METALS FUND   S&P 500 INDEX(2)
-----------------------------------------------------------------------------------------
PAST ONE YEAR                                             -14.21%             10.89%
PAST FIVE YEARS                                             9.56%             -2.30%
SINCE INCEPTION (05/29/97)                                 -1.61%              6.46%

(1) THESE FIGURES ASSUME THE REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS.
(2) THE S&P 500(R) INDEX IS AN UNMANAGED CAPITALIZATION-WEIGHTED INDEX COMPOSED OF 500 COMMON STOCKS, WHICH ARE CHOSEN BY THE STANDARD & POOR'S CORPORATION (S&P) ON A STATISTICAL BASIS. RETURNS REFLECT NO DEDUCTION FOR FEES, EXPENSES OR TAXES.

FEES AND EXPENSES OF THE FUND

This table and example are designed to assist you in understanding the fees and expenses that you may pay as an investor in the shares. OWNERS OF VARIABLE ANNUITY AND INSURANCE CONTRACTS THAT INVEST IN THE FUND SHOULD REFER TO THE VARIABLE INSURANCE CONTRACT PROSPECTUS FOR A DESCRIPTION OF FEES AND EXPENSES, AS THE TABLE AND EXAMPLE DO NOT REFLECT DEDUCTIONS AT THE SEPARATE ACCOUNT LEVEL OR CONTRACT LEVEL FOR ANY CHARGES THAT MAY BE INCURRED UNDER A CONTRACT. IF THE TABLE AND EXAMPLE WERE TO REFLECT THE DEDUCTION OF INSURANCE CHARGES, FEES AND EXPENSES WOULD BE HIGHER.

SHAREHOLDER FEES                                                                         NONE
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
  MANAGEMENT FEES                                                                        0.75%
  DISTRIBUTION (12b-1) FEES                                                              NONE
  OTHER EXPENSES                                                                         0.71%
TOTAL ANNUAL FUND OPERATING EXPENSES                                                     1.46%

EXAMPLE

This Example is intended to help you compare the cost of investing in the shares of the Precious Metals Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

               1 YEAR       3 YEARS      5 YEARS     10 YEARS
-------------------------------------------------------------
             $      153   $      476   $      822    $  1,796

REAL ESTATE FUND
FUND INFORMATION

FUND OBJECTIVE

The Real Estate Fund seeks to provide capital appreciation by investing in companies that are involved in the real estate industry including real estate investment trusts ("REITs") (collectively, "Real Estate Companies").

PRINCIPAL INVESTMENT STRATEGY

The Fund invests substantially all of its assets in equity securities of Real Estate Companies that are traded in the United States. Real Estate Companies, which include REITs and master limited partnerships, are engaged in the ownership, construction, management, financing or sale of residential, commercial or industrial real estate. Real Estate Companies may also include companies whose products and services are related to the real estate industry, such as building supply manufacturers, mortgage lenders, or mortgage servicing companies. The Fund may also engage in futures and options transactions, and purchase ADRs and U.S. Government securities.

PRINCIPAL RISKS

In addition to the risks common to investing in any Sector Fund, the Real Estate Fund is subject to a number of other risks that may affect the value of its shares, including:

REAL ESTATE SECTOR CONCENTRATION RISK - The risk that the securities of Real Estate Companies that the Fund purchases will underperform the market as a whole. To the extent that the Fund's investments are concentrated in Real Estate Companies, the Fund is subject to legislative or regulatory changes, adverse market conditions and/or increased competition affecting Real Estate Companies. Investments in Real Estate Companies may also subject the Fund to the risks associated with the direct ownership of real estate. The general performance of the real estate industry has historically been cyclical and particularly sensitive to economic downturns. Changes in prevailing real estate values and rental income, interest rates and changing demographics may affect the value of securities of issuers in the real estate industry. Also, Equity REITs may be affected by changes in the value of the underlying property owned by the REITs, while Mortgage REITs may be affected by the quality of the credit extended. In addition to these risks, REITs are dependent on specialized management skills, and some REITs may have investments in relatively few properties, or in a small geographic area or a single type of property. These factors may increase the volatility of the Fund's investments in REITs.

FUND PERFORMANCE AND FEE INFORMATION

PERFORMANCE

The bar chart and table below show the performance of the Real Estate Fund both year by year and as an average over different periods of time. For investment activities prior to November 1998, the Fund's performance reflected insurance-related charges that had the effect of reducing returns. Subsequent periods do not reflect insurance charges which, if reflected, would similarly have the effect of reducing returns. The variability of performance over time provides an indication of the risks of investing in the Fund. Of course, this past performance does not necessarily indicate how the Fund will perform in the future.

[CHART]

2002    -1.12%
2003    30.31%
2004    29.54%

DURING THE PERIOD SHOWN IN THE BAR CHART, THE HIGHEST RETURN FOR A QUARTER WAS 14.32% (QUARTER ENDED DECEMBER 31, 2004) AND THE LOWEST RETURN FOR A QUARTER WAS -9.37% (QUARTER ENDED SEPTEMBER 30, 2002).

AVERAGE ANNUAL TOTAL RETURN (FOR PERIODS ENDING DECEMBER 31, 2004)(1)

                                                       REAL ESTATE     S&P 500 INDEX(2)
---------------------------------------------------------------------------------------
PAST ONE YEAR                                             29.54%            10.89%
SINCE INCEPTION (10/01/2001)                              18.53%             6.66%

(1) THESE FIGURES ASSUME THE REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS.
(2) THE S&P 500(R) INDEX IS AN UNMANAGED CAPITALIZATION-WEIGHTED INDEX COMPOSED OF 500 COMMON STOCKS, WHICH ARE CHOSEN BY THE STANDARD & POOR'S CORPORATION (S&P) ON A STATISTICAL BASIS. RETURNS REFLECT NO DEDUCTION FOR FEES, EXPENSES OR TAXES.

FEES AND EXPENSES OF THE FUND

This table and example are designed to assist you in understanding the fees and expenses that you may pay as an investor in the shares. OWNERS OF VARIABLE ANNUITY AND INSURANCE CONTRACTS THAT INVEST IN THE FUND SHOULD REFER TO THE VARIABLE INSURANCE CONTRACT PROSPECTUS FOR A DESCRIPTION OF FEES AND EXPENSES, AS THE TABLE AND EXAMPLE DO NOT REFLECT DEDUCTIONS AT THE SEPARATE ACCOUNT LEVEL OR CONTRACT LEVEL FOR ANY CHARGES THAT MAY BE INCURRED UNDER A CONTRACT. IF THE TABLE AND EXAMPLE WERE TO REFLECT THE DEDUCTION OF INSURANCE CHARGES, FEES AND EXPENSES WOULD BE HIGHER.

SHAREHOLDER FEES                                                                         NONE
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
  MANAGEMENT FEES                                                                        0.85%
  DISTRIBUTION (12b-1) FEES                                                              NONE
  OTHER EXPENSES                                                                         0.74%
TOTAL ANNUAL FUND OPERATING EXPENSES                                                     1.59%

EXAMPLE

This Example is intended to help you compare the cost of investing in the shares of the Real Estate Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

               1 YEAR       3 YEARS      5 YEARS     10 YEARS
-------------------------------------------------------------
             $      167   $      518   $      892    $  1,943

RETAILING FUND
FUND INFORMATION

FUND OBJECTIVE

The Retailing Fund seeks capital appreciation by investing in companies engaged in merchandising finished goods and services, including department stores, restaurant franchises, mail order operations and other companies involved in selling products to consumers ("Retailing Companies").

PRINCIPAL INVESTMENT STRATEGY

The Fund invests substantially all of its assets in equity securities of Retailing Companies that are traded in the United States. Retailing Companies include drug and department stores; suppliers of goods and services for homes, home improvements and yards; clothing, jewelry, electronics and computer retailers; franchise restaurants; motor vehicle and marine dealers; warehouse membership clubs; mail order operations; and companies involved in alternative selling methods. The Fund may also engage in futures and options transactions, and purchase ADRs and U.S. Government securities.

PRINCIPAL RISKS

In addition to the risks common to investing in any Sector Fund, the Retailing Fund is subject to a number of other risks that may affect the value of its shares, including:

RETAILING SECTOR CONCENTRATION RISK - The risk that the securities of issuers in the retailing sector that the Fund purchases will underperform the market as a whole. To the extent that the Fund's investments are concentrated in issuers conducting business in the same economic sector, the Fund is subject to legislative or regulatory changes, adverse market conditions and/or increased competition affecting that economic sector. The prices of the securities of Retailing Companies may fluctuate widely due to consumer spending, which is affected by general economic conditions and consumer confidence levels. The retailing industry is highly competitive, and a Retailing Company's success is often tied to its ability to anticipate and react to changing consumer tastes. Many Retailing Companies are thinly capitalized, and are dependent upon a relatively few number of business days to achieve their overall results.

FUND PERFORMANCE AND FEE INFORMATION

PERFORMANCE

The bar chart and table below show the performance of the Retailing Fund both year by year and as an average over different periods of time. The variability of performance over time provides an indication of the risks of investing in the Fund. Of course, this past performance does not necessarily indicate how the Fund will perform in the future.

[CHART]

2002    -21.91%
2003     35.27%
2004     10.06%

DURING THE PERIOD SHOWN IN THE BAR CHART, THE HIGHEST RETURN FOR A QUARTER WAS 19.69% (QUARTER ENDED JUNE 30, 2003) AND THE LOWEST RETURN FOR A QUARTER WAS -17.72% (QUARTER ENDED SEPTEMBER 30, 2002).

AVERAGE ANNUAL TOTAL RETURN (FOR PERIODS ENDING DECEMBER 31, 2004)(1)

                                                     RETAILING FUND     S&P 500 INDEX(2)
----------------------------------------------------------------------------------------
PAST ONE YEAR                                             10.06%            10.89%
SINCE INCEPTION (07/23/2001)                               5.26%             2.21%

(1) THESE FIGURES ASSUME THE REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS.
(2) THE S&P 500(R) INDEX IS AN UNMANAGED CAPITALIZATION-WEIGHTED INDEX COMPOSED OF 500 COMMON STOCKS, WHICH ARE CHOSEN BY THE STANDARD & POOR'S CORPORATION (S&P) ON A STATISTICAL BASIS. RETURNS REFLECT NO DEDUCTION FOR FEES, EXPENSES OR TAXES.

FEES AND EXPENSES OF THE FUND

This table and example are designed to assist you in understanding the fees and expenses that you may pay as an investor in the shares. OWNERS OF VARIABLE ANNUITY AND INSURANCE CONTRACTS THAT INVEST IN THE FUND SHOULD REFER TO THE VARIABLE INSURANCE CONTRACT PROSPECTUS FOR A DESCRIPTION OF FEES AND EXPENSES, AS THE TABLE AND EXAMPLE DO NOT REFLECT DEDUCTIONS AT THE SEPARATE ACCOUNT LEVEL OR CONTRACT LEVEL FOR ANY CHARGES THAT MAY BE INCURRED UNDER A CONTRACT. IF THE TABLE AND EXAMPLE WERE TO REFLECT THE DEDUCTION OF INSURANCE CHARGES, FEES AND EXPENSES WOULD BE HIGHER.

SHAREHOLDER FEES                                                                         NONE
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
  MANAGEMENT FEES                                                                        0.85%
  DISTRIBUTION (12b-1) FEES                                                              NONE
  OTHER EXPENSES                                                                         0.73%
TOTAL ANNUAL FUND OPERATING EXPENSES                                                     1.58%

EXAMPLE

This Example is intended to help you compare the cost of investing in the shares of the Retailing Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

               1 YEAR       3 YEARS      5 YEARS     10 YEARS
-------------------------------------------------------------
             $      166   $      515   $      887    $  1,932

TECHNOLOGY FUND
FUND INFORMATION

FUND OBJECTIVE

The Technology Fund seeks capital appreciation by investing in companies that are involved in the technology sector, including computer software and service companies, semiconductor manufacturers, networking and telecommunications equipment manufacturers, PC hardware and peripherals companies ("Technology Companies").

PRINCIPAL INVESTMENT STRATEGY

The Fund invests substantially all of its assets in equity securities of Technology Companies that are traded in the United States. Technology Companies are companies that the Advisor believes have, or will develop, products, processes, or services that will provide technological advances and improvements. These companies may include, for example, companies that develop, produce or distribute products or services in the computer, semiconductor, electronics, communications, health care, and biotechnology sectors. The Fund may also engage in futures and options transactions, and purchase ADRs and U.S. Government securities.

PRINCIPAL RISKS

In addition to the risks common to investing in any Sector Fund, the Technology Fund is subject to a number of other risks that may affect the value of its shares, including:

TECHNOLOGY SECTOR CONCENTRATION RISK - The risk that the securities of issuers in the technology sector that the Fund purchases will underperform the market as a whole. To the extent that the Fund's investments are concentrated in issuers conducting business in the same economic sector, the Fund is subject to legislative or regulatory changes, adverse market conditions and/or increased competition affecting that economic sector. The prices of the securities of Technology Companies may fluctuate widely due to competitive pressures, increased sensitivity to short product cycles and aggressive pricing, problems relating to bringing their products to market, very high price/earnings ratios, and high personnel turnover due to severe labor shortages for skilled technology professionals.

FUND PERFORMANCE AND FEE INFORMATION

PERFORMANCE

The bar chart and table below show the performance of the Technology Fund both year by year and as an average over different periods of time. The variability of performance over time provides an indication of the risks of investing in the Fund. Of course, this past performance does not necessarily indicate how the Fund will perform in the future.

[CHART]

2002    -39.11%
2003     61.32%
2004      1.15%

DURING THE PERIOD SHOWN IN THE BAR CHART, THE HIGHEST RETURN FOR A QUARTER WAS 27.34% (QUARTER ENDED JUNE 30, 2003) AND THE LOWEST RETURN FOR A QUARTER WAS -26.87% (QUARTER ENDED SEPTEMBER 30, 2002).

AVERAGE ANNUAL TOTAL RETURN (FOR PERIODS ENDING DECEMBER 31, 2004)(1)

                                                       TECHNOLOGY      S&P 500 INDEX(2)
---------------------------------------------------------------------------------------
PAST ONE YEAR                                              1.15%            10.89%
SINCE INCEPTION (05/02/2001)                              -7.90%             0.44%

(1) THESE FIGURES ASSUME THE REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS.
(2) THE S&P 500(R) INDEX IS AN UNMANAGED CAPITALIZATION-WEIGHTED INDEX COMPOSED OF 500 COMMON STOCKS, WHICH ARE CHOSEN BY THE STANDARD & POOR'S CORPORATION (S&P) ON A STATISTICAL BASIS. RETURNS REFLECT NO DEDUCTION FOR FEES, EXPENSES OR TAXES.

FEES AND EXPENSES OF THE FUND

This table and example are designed to assist you in understanding the fees and expenses that you may pay as an investor in the shares. OWNERS OF VARIABLE ANNUITY AND INSURANCE CONTRACTS THAT INVEST IN THE FUND SHOULD REFER TO THE VARIABLE INSURANCE CONTRACT PROSPECTUS FOR A DESCRIPTION OF FEES AND EXPENSES, AS THE TABLE AND EXAMPLE DO NOT REFLECT DEDUCTIONS AT THE SEPARATE ACCOUNT LEVEL OR CONTRACT LEVEL FOR ANY CHARGES THAT MAY BE INCURRED UNDER A CONTRACT. IF THE TABLE AND EXAMPLE WERE TO REFLECT THE DEDUCTION OF INSURANCE CHARGES, FEES AND EXPENSES WOULD BE HIGHER.

SHAREHOLDER FEES                                                                         NONE
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
  MANAGEMENT FEES                                                                        0.85%
  DISTRIBUTION (12b-1) FEES                                                              NONE
  OTHER EXPENSES                                                                         0.73%
TOTAL ANNUAL FUND OPERATING EXPENSES                                                     1.58%

EXAMPLE

This Example is intended to help you compare the cost of investing in the shares of the Technology Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

               1 YEAR       3 YEARS      5 YEARS     10 YEARS
-------------------------------------------------------------
             $      166   $      515   $      887    $  1,932

TELECOMMUNICATIONS FUND
FUND INFORMATION

FUND OBJECTIVE

The Telecommunications Fund seeks capital appreciation by investing in companies engaged in the development, manufacture, or sale of communications services or communications equipment ("Telecommunications Companies").

PRINCIPAL INVESTMENT STRATEGY

The Fund invests substantially all of its assets in equity securities of Telecommunications Companies that are traded in the United States. Telecommunications Companies range from traditional local and long-distance telephone services or equipment providers, to companies involved in developing technologies such as cellular telephone or paging services, Internet equipment and service providers, and fiber-optics. Although many established Telecommunications Companies pay an above-average dividend, the Fund's investment decisions are primarily based on growth potential and not on income. The Fund may also engage in futures and options transactions, and purchase ADRs and U.S. Government securities.

PRINCIPAL RISKS

In addition to the risks common to investing in any Sector Fund, the Telecommunications Fund is subject to a number of other risks that may affect the value of its shares, including:

TELECOMMUNICATIONS SECTOR CONCENTRATION RISK - The risk that the securities of issuers in the telecommunications sector that the Fund purchases will underperform the market as a whole. To the extent that the Fund's investments are concentrated in issuers conducting business in the same economic sector, the Fund is subject to legislative or regulatory changes, adverse market conditions and/or increased competition affecting that economic sector. The prices of the securities of Telecommunications Companies may fluctuate widely due to both federal and state regulations governing rates of return and services that may be offered, fierce competition for market share, and competitive challenges in the U.S. from foreign competitors engaged in strategic joint ventures with U.S. companies, and in foreign markets from both U.S. and foreign competitors. In addition, recent industry consolidation trends may lead to increased regulation of Telecommunications Companies in their primary markets.

FUND PERFORMANCE AND FEE INFORMATION

PERFORMANCE

The bar chart and table below show the performance of the Telecommunications Fund both year by year and as an average over different periods of time. The variability of performance over time provides an indication of the risks of investing in the Fund. Of course, this past performance does not necessarily indicate how the Fund will perform in the future.

[CHART]

2002    -39.58%
2003     33.68%
2004     12.68%

DURING THE PERIOD SHOWN IN THE BAR CHART, THE HIGHEST RETURN FOR A QUARTER WAS 38.10% (QUARTER ENDED DECEMBER 31, 2002) AND THE LOWEST RETURN FOR A QUARTER WAS -28.27% (QUARTER ENDED JUNE 30, 2002).

AVERAGE ANNUAL TOTAL RETURN (FOR PERIODS ENDING DECEMBER 31, 2004)(1)

                                                   TELECOMMUNICATIONS   S&P 500 INDEX(2)
----------------------------------------------------------------------------------------
PAST ONE YEAR                                             12.68%             10.89%
SINCE INCEPTION (07/27/2001)                              -5.58%              1.85%

(1) THESE FIGURES ASSUME THE REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS.
(2) THE S&P 500(R) INDEX IS AN UNMANAGED CAPITALIZATION-WEIGHTED INDEX COMPOSED OF 500 COMMON STOCKS, WHICH ARE CHOSEN BY THE STANDARD & POOR'S CORPORATION (S&P) ON A STATISTICAL BASIS. RETURNS REFLECT NO DEDUCTION FOR FEES, EXPENSES OR TAXES.

FEES AND EXPENSES OF THE FUND

This table and example are designed to assist you in understanding the fees and expenses that you may pay as an investor in the shares. OWNERS OF VARIABLE ANNUITY AND INSURANCE CONTRACTS THAT INVEST IN THE FUND SHOULD REFER TO THE VARIABLE INSURANCE CONTRACT PROSPECTUS FOR A DESCRIPTION OF FEES AND EXPENSES, AS THE TABLE AND EXAMPLE DO NOT REFLECT DEDUCTIONS AT THE SEPARATE ACCOUNT LEVEL OR CONTRACT LEVEL FOR ANY CHARGES THAT MAY BE INCURRED UNDER A CONTRACT. IF THE TABLE AND EXAMPLE WERE TO REFLECT THE DEDUCTION OF INSURANCE CHARGES, FEES AND EXPENSES WOULD BE HIGHER.

SHAREHOLDER FEES                                                                         NONE
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
  MANAGEMENT FEES                                                                        0.85%
  DISTRIBUTION (12b-1) FEES                                                              NONE
  OTHER EXPENSES                                                                         0.73%
TOTAL ANNUAL FUND OPERATING EXPENSES                                                     1.58%

EXAMPLE

This Example is intended to help you compare the cost of investing in the shares of the Telecommunications Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

               1 YEAR       3 YEARS      5 YEARS     10 YEARS
-------------------------------------------------------------
             $      166   $      515   $      887    $  1,932

TRANSPORTATION FUND
FUND INFORMATION

FUND OBJECTIVE

The Transportation Fund seeks capital appreciation by investing in companies engaged in providing transportation services or companies engaged in the design, manufacture, distribution, or sale of transportation equipment ("Transportation Companies").

PRINCIPAL INVESTMENT STRATEGY

The Fund invests substantially all of its assets in equity securities of Transportation Companies that are traded in the United States. Transportation Companies may include, for example, companies involved in the movement of freight or people, such as airline, railroad, ship, truck and bus companies; equipment manufacturers (including makers of trucks, automobiles, planes, containers, railcars or other modes of transportation and related products); parts suppliers; and companies involved in leasing, maintenance, and transportation-related services. The Fund may also engage in futures and options transactions, and purchase ADRs and U.S. Government securities.

PRINCIPAL RISKS

In addition to the risks common to investing in any Sector Fund, the Transportation Fund is subject to a number of other risks that may affect the value of its shares, including:

TRANSPORTATION SECTOR CONCENTRATION RISK - The risk that the securities of issuers in the transportation sector that the Fund purchases will underperform the market as a whole. To the extent that the Fund's investments are concentrated in issuers conducting business in the same economic sector, the Fund is subject to legislative or regulatory changes, adverse market conditions and/or increased competition affecting that economic sector. The prices of the securities of Transportation Companies may fluctuate widely due to their cyclical nature, occasional sharp price movements which may result from changes in the economy, fuel prices, labor agreements, and insurance costs, the recent trend of government deregulation, and increased competition from foreign companies, many of which are partially funded by foreign governments and which may be less sensitive to short-term economic pressures.

FUND PERFORMANCE AND FEE INFORMATION

PERFORMANCE

The bar chart and table below show the performance of the Transportation Fund both year by year and as an average over different periods of time. The variability of performance over time provides an indication of the risks of investing in the Fund. Of course, this past performance does not necessarily indicate how the Fund will perform in the future.

[CHART]

2002    -11.68%
2003     20.51%
2004     22.99%

DURING THE PERIOD SHOWN IN THE BAR CHART, THE HIGHEST RETURN FOR A QUARTER WAS 17.88% (QUARTER ENDED DECEMBER 31, 2004) AND THE LOWEST RETURN FOR A QUARTER WAS -17.89% (QUARTER ENDED SEPTEMBER 30, 2003).

AVERAGE ANNUAL TOTAL RETURN (FOR PERIODS ENDING DECEMBER 31, 2004)(1)

                                                     TRANSPORTATION    S&P 500 INDEX(2)
---------------------------------------------------------------------------------------
PAST ONE YEAR                                             22.99%            10.89%
SINCE INCEPTION (06/11/2001)                               7.13%             0.70%

(1) THESE FIGURES ASSUME THE REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS.
(2) THE S&P 500(R) INDEX IS AN UNMANAGED CAPITALIZATION-WEIGHTED INDEX COMPOSED OF 500 COMMON STOCKS, WHICH ARE CHOSEN BY THE STANDARD & POOR'S CORPORATION (S&P) ON A STATISTICAL BASIS. RETURNS REFLECT NO DEDUCTION FOR FEES, EXPENSES OR TAXES.

FEES AND EXPENSES OF THE FUND

This table and example are designed to assist you in understanding the fees and expenses that you may pay as an investor in the shares. OWNERS OF VARIABLE ANNUITY AND INSURANCE CONTRACTS THAT INVEST IN THE FUND SHOULD REFER TO THE VARIABLE INSURANCE CONTRACT PROSPECTUS FOR A DESCRIPTION OF FEES AND EXPENSES, AS THE TABLE AND EXAMPLE DO NOT REFLECT DEDUCTIONS AT THE SEPARATE ACCOUNT LEVEL OR CONTRACT LEVEL FOR ANY CHARGES THAT MAY BE INCURRED UNDER A CONTRACT. IF THE TABLE AND EXAMPLE WERE TO REFLECT THE DEDUCTION OF INSURANCE CHARGES, FEES AND EXPENSES WOULD BE HIGHER.

SHAREHOLDER FEES                                                                         NONE
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
  MANAGEMENT FEES                                                                        0.85%
  DISTRIBUTION (12b-1) FEES                                                              NONE
  OTHER EXPENSES                                                                         0.72%
TOTAL ANNUAL FUND OPERATING EXPENSES                                                     1.57%

EXAMPLE

This Example is intended to help you compare the cost of investing in the shares of the Transportation Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

               1 YEAR       3 YEARS      5 YEARS     10 YEARS
-------------------------------------------------------------
             $      165   $      511   $      881    $  1,921

UTILITIES FUND
FUND INFORMATION

FUND OBJECTIVE

The Utilities Fund seeks capital appreciation by investing in companies that operate public utilities ("Utilities Companies").

PRINCIPAL INVESTMENT STRATEGY

The Fund invests substantially all of its assets in equity securities of Utilities Companies that are traded in the United States. Utilities Companies may include companies involved in the manufacturing, production, generation, transmission, distribution or sales of gas or electric energy; water supply, waste and sewage disposal; and companies that receive a majority of their revenues from their public utility operations. The Fund may also engage in futures and options transactions, and purchase ADRs and U.S. Government securities.

PRINCIPAL RISKS

In addition to the risks common to investing in any Sector Fund, the Utilities Fund is subject to a number of other risks that may affect the value of its shares, including:

UTILITIES SECTOR CONCENTRATION RISK - The risk that the securities of issuers in the utilities sector that the Fund purchases will underperform the market as a whole. To the extent that the Fund's investments are concentrated in issuers conducting business in the same economic sector, the Fund is subject to legislative or regulatory changes, adverse market conditions and/or increased competition affecting that economic sector. The prices of the securities of Utilities Companies may fluctuate widely due to government regulation; the effect of interest rates on capital financing; competitive pressures due to deregulation in the utilities industry; supply and demand for services; increased sensitivity to the cost of natural resources required for energy production; and environmental factors such as conservation of natural resources or pollution control.

FUND PERFORMANCE AND FEE INFORMATION

PERFORMANCE

The bar chart and table below show the performance of the Utilities Fund both year by year and as an average over different periods of time. The variability of performance over time provides an indication of the risks of investing in the Fund. Of course, this past performance does not necessarily indicate how the Fund will perform in the future.

[CHART]

2002    -32.83%
2003     25.40%
2004     17.31%

DURING THE PERIOD SHOWN IN THE BAR CHART, THE HIGHEST RETURN FOR A QUARTER WAS 20.68% (QUARTER ENDED JUNE 30, 2003) AND THE LOWEST RETURN FOR A QUARTER WAS -22.51% (QUARTER ENDED SEPTEMBER 30, 2002).

AVERAGE ANNUAL TOTAL RETURN (FOR PERIODS ENDING DECEMBER 31, 2004)(1)

                                                        UTILITIES      S&P 500 INDEX(2)
---------------------------------------------------------------------------------------
PAST ONE YEAR                                             17.31%            10.89%
SINCE INCEPTION (05/02/2001)                              -8.55%             0.44%

(1) THESE FIGURES ASSUME THE REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS.
(2) THE S&P 500(R) INDEX IS AN UNMANAGED CAPITALIZATION-WEIGHTED INDEX COMPOSED OF 500 COMMON STOCKS, WHICH ARE CHOSEN BY THE STANDARD & POOR'S CORPORATION (S&P) ON A STATISTICAL BASIS. RETURNS REFLECT NO DEDUCTION FOR FEES, EXPENSES OR TAXES.

FEES AND EXPENSES OF THE FUND

This table and example are designed to assist you in understanding the fees and expenses that you may pay as an investor in the shares. OWNERS OF VARIABLE ANNUITY AND INSURANCE CONTRACTS THAT INVEST IN THE FUND SHOULD REFER TO THE VARIABLE INSURANCE CONTRACT PROSPECTUS FOR A DESCRIPTION OF FEES AND EXPENSES, AS THE TABLE AND EXAMPLE DO NOT REFLECT DEDUCTIONS AT THE SEPARATE ACCOUNT LEVEL OR CONTRACT LEVEL FOR ANY CHARGES THAT MAY BE INCURRED UNDER A CONTRACT. IF THE TABLE AND EXAMPLE WERE TO REFLECT THE DEDUCTION OF INSURANCE CHARGES, FEES AND EXPENSES WOULD BE HIGHER.

SHAREHOLDER FEES                                                                         NONE
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
  MANAGEMENT FEES                                                                        0.85%
  DISTRIBUTION (12b-1) FEES                                                              NONE
  OTHER EXPENSES                                                                         0.72%
TOTAL ANNUAL FUND OPERATING EXPENSES                                                     1.57%

EXAMPLE

This Example is intended to help you compare the cost of investing in the shares of the Utilities Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

               1 YEAR       3 YEARS      5 YEARS     10 YEARS
-------------------------------------------------------------
             $      165   $      511   $      881    $  1,921

SECTOR ROTATION FUND
FUND INFORMATION

FUND OBJECTIVE

The Sector Rotation Fund seeks long term capital appreciation.

PRINCIPAL INVESTMENT STRATEGY

The Fund seeks to respond to the dynamically changing economy by moving its investments among different sectors or industries. Each month the Advisor, using a quantitative methodology, ranks approximately sixty-two different industries based on price momentum as determined by the recent performance of the various industries over the various near-term time periods. The Fund then invests in the top ranked industries. Subject to maintaining adequate liquidity in the Fund, each industry or sector investment is intended to represent the entire industry or sector. The Fund invests in equity securities, but may also invest in equity derivatives such as futures contracts, options and swap transactions. The Fund may also enter into short sales.

PRINCIPAL RISKS

The Sector Rotation Fund is subject to a number of risks that may affect the value of its shares, including:

MARKET RISK - The Fund's value may fluctuate from day to day. Due to market conditions, Fund shares may decline in value causing you to lose money.

EQUITY RISK - The equity markets are volatile, and the value of the Fund's equity securities and equity derivatives, such as futures and options contracts, may fluctuate significantly from day to day. This volatility may cause the value of your investment in the Fund to decrease.

DERIVATIVES RISK - The Fund's use of derivatives such as futures, options and swap agreements to pursue its investment objectives may expose the Fund to additional risks that it would not be subject to if it invested directly in the securities underlying those derivatives. These risks may cause the Fund to experience higher losses than funds that do not use derivatives.

NON-DIVERSIFICATION RISK - The Fund is considered non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single security could cause greater fluctuations in the value of Fund shares than would occur in a more diversified fund.

SWAP COUNTERPARTY CREDIT RISK - The Fund is subject to credit risk on the amount it expects to receive from swap agreement counterparties. If a swap counterparty defaults on its payment obligations to the Fund, this default will cause the value of your investment in the Fund to decrease.

SMALL AND MEDIUM ISSUER RISK - Small and medium capitalization companies may be more vulnerable than larger, more established organizations to adverse business or economic developments. In particular, small capitalization companies may have limited product lines, markets, and financial resources and may be dependent upon a relatively small management group. These securities may be listed on an exchange or trade over-the-counter and may or may not pay dividends.

INVESTMENT STYLE RISK - The Fund is subject to the risk that the Advisor's use of a price momentum-driven investment strategy may cause the Fund to underperform other types of mutual funds that use different investment strategies during periods when price momentum investing is out of favor.

EARLY CLOSING RISK - The Fund is subject to the risk that unanticipated early closings of securities exchanges will result in the Fund being unable to sell or buy securities on that day. If an exchange closes early on a day when the Fund needs to execute a high volume of securities trades late in a trading day, the Fund might incur substantial trading losses.

FUND PERFORMANCE AND FEE INFORMATION

PERFORMANCE

The bar chart and table below show the performance of the Sector Rotation Fund both year by year and as an average over different periods of time. The variability of performance over time provides an indication of the risks of investing in the Fund. Of course, this past performance does not necessarily indicate how the Fund will perform in the future.

[CHART]

2002    -22.40%
2003     29.97%
2004     10.71%

DURING THE PERIOD SHOWN IN THE BAR CHART, THE HIGHEST RETURN FOR A QUARTER WAS 14.70% (QUARTER ENDED JUNE 30, 2003) AND THE LOWEST RETURN FOR A QUARTER WAS -2.71% (QUARTER ENDED MARCH 31, 2003).

AVERAGE ANNUAL TOTAL RETURN (FOR PERIODS ENDING DECEMBER 31, 2004)(1)

                                                     SECTOR ROTATION    S&P 500 INDEX(2)
----------------------------------------------------------------------------------------
PAST ONE YEAR                                             10.71%              10.89%
SINCE INCEPTION (05/01/2002)                               4.20%               6.04%

(1) THESE FIGURES ASSUME THE REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS.
(2) THE S&P 500(R) INDEX IS AN UNMANAGED CAPITALIZATION-WEIGHTED INDEX COMPOSED OF 500 COMMON STOCKS, WHICH ARE CHOSEN BY THE STANDARD & POOR'S CORPORATION (S&P) ON A STATISTICAL BASIS. RETURNS REFLECT NO DEDUCTION FOR FEES, EXPENSES OR TAXES.

FEES AND EXPENSES OF THE FUND

This table and example are designed to assist you in understanding the fees and expenses that you may pay as an investor in the shares. OWNERS OF VARIABLE ANNUITY AND INSURANCE CONTRACTS THAT INVEST IN THE FUND SHOULD REFER TO THE VARIABLE INSURANCE CONTRACT PROSPECTUS FOR A DESCRIPTION OF FEES AND EXPENSES, AS THE TABLE AND EXAMPLE DO NOT REFLECT DEDUCTIONS AT THE SEPARATE ACCOUNT LEVEL OR CONTRACT LEVEL FOR ANY CHARGES THAT MAY BE INCURRED UNDER A CONTRACT. IF THE TABLE AND EXAMPLE WERE TO REFLECT THE DEDUCTION OF INSURANCE CHARGES, FEES AND EXPENSES WOULD BE HIGHER.

SHAREHOLDER FEES                                                                         NONE
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
  MANAGEMENT FEES                                                                        0.90%
  DISTRIBUTION (12b-1) FEES                                                              NONE
  OTHER EXPENSES                                                                         0.73%
TOTAL ANNUAL FUND OPERATING EXPENSES                                                     1.63%

EXAMPLE

This Example is intended to help you compare the cost of investing in the shares of the Sector Rotation Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

               1 YEAR       3 YEARS      5 YEARS     10 YEARS
-------------------------------------------------------------
             $      171   $      531   $      914    $  1,988

CORE EQUITY FUND
FUND INFORMATION

FUND OBJECTIVE

The Core Equity Fund seeks long term capital appreciation.

PRINCIPAL INVESTMENT STRATEGY

The Fund invests in a broad mix of equity securities of companies representative of the total U.S. stock market. The Fund pursues its investment objective by investing through a combination of value-oriented and growth-oriented strategies across the small, medium and large market capitalization ranges.

The Advisor creates discrete style- and capitalization-based stock portfolios within the Fund that are designed to provide exposure to the large-cap value, large-cap growth, mid-cap value, mid-cap growth, small-cap value and small-cap growth segments of the total U.S. stock market. When utilized together, these six style segments are designed to provide broad exposure to the U.S. equity market. The Advisor uses a quantitative model to allocate the Fund's investments among these style segments, generally in equal amounts, and uses disciplined rebalancing to maintain a targeted exposure to each. The Fund primarily invests in equity securities, but may also invest in derivatives designed to provide exposure to equity securities and indexes, such as futures contracts, options and swap transactions.

PRINCIPAL RISKS

The Core Equity Fund is subject to a number of risks that may affect the value of its shares, including:

MARKET RISK - The Fund's value may fluctuate from day to day. Due to market conditions, Fund shares may decline in value causing you to lose money.

EQUITY RISK - The equity markets are volatile, and the value of the Fund's equity securities and equity derivatives, such as futures and options contracts, may fluctuate significantly from day to day. This volatility may cause the value of your investment in the Fund to decrease.

DERIVATIVES RISK - The Fund's use of equity derivatives to pursue its investment objective may expose the Fund to additional risks that it would not be subject to if it invested directly in the securities underlying those derivatives. These risks may cause the Fund to experience higher losses than a fund that does not use derivatives.

NON-DIVERSIFICATION RISK - The Fund is considered non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single security could cause greater fluctuations in the value of Fund shares than would occur in a more diversified fund.

SWAP COUNTERPARTY CREDIT RISK - The Fund is subject to credit risk on the amount it expects to receive from swap agreement counterparties. If a swap counterparty defaults on its payment obligations to the Fund, this default will cause the value of your investment in the Fund to decrease.

SMALL AND MEDIUM ISSUER RISK - Small and medium capitalization companies may be more vulnerable than larger, more established organizations to adverse business or economic developments. In particular, small capitalization companies may have limited product lines, markets, and financial resources and may be dependent upon a relatively small management group. These securities may be listed on an exchange or trade over-the-counter and may or may not pay dividends.

EARLY CLOSING RISK - The Fund is subject to the risk that unanticipated early closings of securities exchanges will result in the Fund being unable to sell or buy securities on that day. If an exchange closes early on a day when the Fund needs to execute a high volume of securities trades late in a trading day, the Fund might incur substantial trading losses.

FUND PERFORMANCE AND FEE INFORMATION

PERFORMANCE

The Core Equity Fund has not yet commenced operations and therefore, it does not have a performance history for a full calendar year.

FEES AND EXPENSES OF THE FUND

This table and example are designed to assist you in understanding the fees and expenses that you may pay as an investor in the shares. OWNERS OF VARIABLE ANNUITY AND INSURANCE CONTRACTS THAT INVEST IN THE FUND SHOULD REFER TO THE VARIABLE INSURANCE CONTRACT PROSPECTUS FOR A DESCRIPTION OF FEES AND EXPENSES, AS THE TABLE AND EXAMPLE DO NOT REFLECT DEDUCTIONS AT THE SEPARATE ACCOUNT LEVEL OR CONTRACT LEVEL FOR ANY CHARGES THAT MAY BE INCURRED UNDER A CONTRACT. IF THE TABLE AND EXAMPLE WERE TO REFLECT THE DEDUCTION OF INSURANCE CHARGES, FEES AND EXPENSES WOULD BE HIGHER.

SHAREHOLDER FEES                                                                         NONE
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
  MANAGEMENT FEES*                                                                       0.70%
  DISTRIBUTION (12b-1) FEES                                                              NONE
  OTHER EXPENSES**                                                                       0.65%
TOTAL ANNUAL FUND OPERATING EXPENSES                                                     1.35%

* THE MANAGEMENT FEE PAID TO THE ADVISOR FOR PROVIDING SERVICES TO THE FUND CONSISTS OF A BASIC ANNUAL FEE RATE OF 0.70% OF THE FUND'S AVERAGE DAILY NET ASSETS AND A PERFORMANCE ADJUSTMENT, RESULTING IN A MINIMUM FEE OF 0.50% AND A MAXIMUM FEE OF 0.90%. BECAUSE THE PERFORMANCE ADJUSTMENT IS APPLIED RELATIVE TO THE PERFORMANCE OF THE RUSSELL 3000(R) INDEX, THE ADVISOR COULD RECEIVE A POSITIVE PERFORMANCE ADJUSTMENT EVEN DURING PERIODS WHERE THE FUND'S PERFORMANCE IS NEGATIVE. SEE "MANAGEMENT OF THE FUNDS" FOR ADDITIONAL INFORMATION.

** OTHER EXPENSES ARE ESTIMATED.

EXAMPLE

This Example is intended to help you compare the cost of investing in the shares of the Core Equity Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                      1 YEAR             3 YEARS
-------------------------------------------------
                    $      163          $     505

MORE INFORMATION ABOUT FUND
INVESTMENTS AND RISK

THE BENCHMARK FUNDS' INVESTMENT OBJECTIVES

With the exception of the Medius, Mekros, Large-Cap Europe and Large-Cap Japan Funds, the Benchmark Funds' objective is to provide investment results that match the performance of a specific benchmark on a daily basis. The Medius, Mekros, Large-Cap Europe and Large-Cap Japan Funds' objective is to provide investment results that correlate to the performance of a specific benchmark over time. The investment objective of each Fund is non-fundamental and may be changed without shareholder approval.

The current benchmark used by each Fund is set forth below:

FUND                                         BENCHMARK
-------------------------------------------------------------------------------------------------------------------------------
NOVA FUND                                    150% OF THE PERFORMANCE OF THE S&P 500(R) INDEX
URSA FUND                                    INVERSE (OPPOSITE) OF THE PERFORMANCE OF THE S&P 500(R) INDEX
OTC FUND                                     THE NASDAQ 100 INDEX(R)
ARKTOS FUND                                  INVERSE (OPPOSITE) OF THE PERFORMANCE OF THE NASDAQ 100 INDEX(R)
U.S. GOVERNMENT BOND FUND                    120% OF THE PRICE MOVEMENT OF THE LONG TREASURY BOND
JUNO FUND                                    INVERSE (OPPOSITE) OF THE PERFORMANCE OF THE LONG TREASURY BOND
MEDIUS FUND                                  150% OF THE PERFORMANCE OF THE S&P MIDCAP 400(R) INDEX
MEKROS FUND                                  150% OF THE PERFORMANCE OF THE RUSSELL 2000 INDEX(R)
LARGE-CAP EUROPE FUND                        125% OF THE PERFORMANCE OF THE DOW JONES STOXX 50(SM) INDEX
LARGE-CAP JAPAN FUND                         125% OF THE PERFORMANCE OF THE TOPIX 100 INDEX
LARGE-CAP VALUE FUND                         S&P 500/BARRA VALUE(R) INDEX
LARGE-CAP GROWTH FUND                        S&P 500/BARRA GROWTH(R) INDEX
MID-CAP VALUE FUND                           S&P MIDCAP 400/BARRA VALUE(R) INDEX
MID-CAP GROWTH FUND                          S&P MIDCAP 400/BARRA GROWTH(R) INDEX
INVERSE MID-CAP FUND                         INVERSE (OPPOSITE) OF THE PERFORMANCE OF THE S&P MIDCAP 400(R) INDEX
SMALL-CAP VALUE FUND                         S&P SMALLCAP 600/BARRA VALUE(R) INDEX
SMALL-CAP GROWTH FUND                        S&P SMALLCAP 600/BARRA GROWTH(R) INDEX
INVERSE SMALL-CAP FUND                       INVERSE (OPPOSITE) OF THE PERFORMANCE OF THE RUSSELL 2000 INDEX(R)
TITAN 500 FUND                               200% OF THE PERFORMANCE OF THE S&P 500(R) INDEX
TEMPEST 500 FUND                             200% OF THE INVERSE (OPPOSITE) PERFORMANCE OF THE S&P 500(R) INDEX
VELOCITY 100 FUND                            200% OF THE PERFORMANCE OF THE NASDAQ 100 INDEX(R)
VENTURE 100 FUND                             200% OF THE INVERSE (OPPOSITE) PERFORMANCE OF THE NASDAQ 100 INDEX(R)
LONG DYNAMIC DOW 30 FUND                     200% OF THE PERFORMANCE OF THE DOW JONES INDUSTRIAL AVERAGE(SM)
INVERSE DYNAMIC DOW 30 FUND                  200% OF THE INVERSE (OPPOSITE) PERFORMANCE OF THE DOW JONES INDUSTRIAL AVERAGE(SM)

A BRIEF GUIDE TO THE BENCHMARKS.

THE S&P 500(R) INDEX. The S&P 500(R) Index is a capitalization-weighted index composed of 500 common stocks, which are chosen by the Standard & Poor's Corporation ("S&P") on a statistical basis.

THE NASDAQ 100 INDEX(R). The Nasdaq 100 Index(R) is a modified capitalization-weighted index composed of 100 of the largest non-financial companies listed on the Nasdaq Stock Market, Inc. ("Nasdaq").

THE S&P MIDCAP 400(R) INDEX. The S&P MidCap 400(R) Index is a modified capitalization-weighted index composed of 400 mid cap stocks chosen by S&P for market size, liquidity, and industry group representation. It covers approximately 7% of the U.S. equities market. As of December 31, 2004, the S&P MidCap 400 Index included companies with capitalizations between $272 million and $9 billion.

DOW JONES STOXX 50(SM) INDEX. The Dow Jones Stoxx 50(R) Index is a capitalization-weighted index composed of 50 European blue chip stocks. Index members are chosen by Stoxx Ltd. from 16 countries under criteria designed to identify highly liquid companies that are leaders in their sectors. As of December 31, 2004, the Dow Jones Stoxx 50 Index(SM) included companies with an average capitalization of $1.4 billion.

TOPIX 100 INDEX. The Topix 100 Index is an index designed to measure performance of the 100 most liquid stocks with the largest market capitalization that are members of the broader Topix Index. The Topix and Topix 100 Indices are published by the Tokyo Stock Exchange. As of December 31, 2004, the Topix 100 Index included companies with an average capitalization of $184 million.

RUSSELL 2000 INDEX(R). The Russell 2000 Index(R) is composed of the 2,000 smallest companies in the Russell 3000 Index(R), representing approximately 11% of the Russell 3000 total market capitalization. The Russell 3000 index(R) is composed of the 3,000 largest U.S. companies ranked by total market capitalization, representing approximately 98% of the U.S. investable equity market. As of December 31, 2004, the Russell 2000 Index(R) included companies with capitalizations between $16 million and $6.5 billion.

THE LONG TREASURY BOND. The Long Treasury Bond is the current U.S. Treasury bond with the longest maturity. Currently, the longest maturity of a U.S. Treasury Bond is 30 years.

S&P 500/BARRA VALUE INDEX. The S&P 500/Barra Value Index measures the performance of the companies included in the S&P 500 Index that are characterized as "slower growing or undervalued" based on price-to-book value calculations. As of December 31, 2004, the S&P 500/Barra Value Index included companies with capitalizations between $742 million and $233 billion.

S&P 500/BARRA GROWTH INDEX. The S&P 500/Barra Growth Index measures the performance of the companies included in the S&P 500 Index that are characterized as "faster growing" based on price-to-book value calculations. As of December 31, 2004, the S&P 500/Barra Growth Index included companies with capitalizations between $566 million and $1.6 billion.

S&P MIDCAP 400/BARRA VALUE INDEX. The S&P MidCap 400/Barra Value Index measures the performance of the companies included in the S&P MidCap 400 Index that are characterized as "slower growing or undervalued" based on price-to-book value calculations. As of December 31, 2004, the S&P MidCap 400/Barra Value Index included companies with capitalizations between $272 million and $9 billion.

S&P MIDCAP 400/BARRA GROWTH INDEX. The S&P MidCap 400/Barra Growth Index measures the performance of the companies included in the S&P MidCap 400 Index that are characterized as "faster growing" based on price-to-book value calculations. As of December 31, 2004, the S&P MidCap 400/Barra Growth Index included companies with capitalizations between $532 million and $9 billion.

S&P SMALLCAP 600/BARRA VALUE INDEX. The S&P SmallCap 600/Barra Value Index measures the performance of the companies included in the S&P SmallCap 600 Index that are characterized as "slower growing or undervalued" based on price-to-book value calculations. As of December 31, 2004, the S&P SmallCap 600/Barra Value Index included companies with capitalizations between $44 million and $3 billion.

S&P SMALLCAP 600/BARRA GROWTH INDEX. The S&P SmallCap 600/Barra Growth Index measures the performance of the companies included in the S&P SmallCap 600 Index that are characterized as "faster growing" based on price-to-book value calculations. As of December 31, 2004, the S&P SmallCap 600/Barra Growth Index included companies with capitalizations between $109 million and $1 billion.

THE DOW JONES INDUSTRIAL AVERAGE(SM). The Dow Jones Industrial Average(SM) is a price-weighted index of 30 "blue-chip" U.S. stocks. The index is published by Dow Jones & Company, Inc. and the component stocks are selected by editors of the Wall Street Journal. The components tend to be market leaders in their respective industries and their stocks are typically widely held by individuals and institutional investors.

UNDERSTANDING COMPOUNDING & THE EFFECT OF LEVERAGE

It is important to understand the effects of compounding when investing in any mutual fund, especially funds which use leverage as part of their investment strategy. The following simple examples provide an illustration:

   EXAMPLE A: Assume you invest $100 in Fund A, a typical index fund that seeks to match the performance of its underlying index. If the index increases 10% on day one, the value of the your shares in Fund A would be expected to increase $10 (10% of $100) to $110. The next day, if the index decreases 10%, the value of your shares in Fund A would be expected to decrease $11 (10% of $110) to $99.

   EXAMPLE B: Assume you invested $100 in Fund B, a fund that seeks to return 150% of the performance of the same index. On day one, the value of your shares in Fund B would be expected to increase $15 (15% of $100) to $115. On day two, however, the value of your shares in the leveraged fund would be expected to decrease $17.25 (15% of $115) to $97.75.

Because of the effect of compounding, in each case the value of your investment declined even though the index went up 10% on day one and down 10% on day two. However, the effect of compounding was more pronounced when combined with leverage (Example B). In addition, because of the effect of compounding, the performance of a leveraged fund is more likely to match the performance of its underlying index on a daily basis than over an extended period of time.

ADVISOR'S INVESTMENT METHODOLOGY

Rydex Investments (the "Advisor"), develops and implements structured investment strategies designed to achieve each Fund's objective.

The Advisor uses quantitative methods to construct portfolios that correlate highly with their respective benchmarks. Statistical techniques are then used to determine the optimal mix of assets for each Fund. The Advisor places particular emphasis on controlling risk relative to each Fund's benchmark or market sector in order to maintain consistency and predictability.

With the exception of the Sector Rotation Fund and Core Equity Fund, the Advisor does not engage in temporary defensive investing, keeping each Fund fully invested in all market environments.

BENCHMARK FUNDS. The Advisor's primary objective for the Benchmark Funds is to correlate with the performance of the index underlying each Fund's benchmark. The following Benchmark Funds -- the Nova, U.S. Government Bond, Medius, Mekros, Large-Cap Europe, Large-Cap Japan, Titan 500, Tempest 500, Velocity 100, Venture 100, Long Dynamic Dow 30 and Inverse Dynamic Dow 30 Funds -- are invested to achieve returns that exceed the returns of the indices underlying their benchmarks. These leveraged returns are achieved not by borrowing, but by the use of futures and other instruments that simulate leveraged returns without requiring a commitment of cash in excess of the Fund's assets. For the Ursa, Arktos, Juno, Tempest 500, Venture 100, Inverse Mid-Cap, Inverse Small-Cap and Inverse Dynamic Dow 30 Funds, the Advisor uses short selling techniques to produce returns that move inversely to the performance of their respective indices.

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                                       97

SECTOR FUNDS. In managing the Sector Funds, the Advisor's objective is to develop a liquid portfolio of stocks that effectively represents a particular economic segment of the market. Because appropriate published indices are not available for many of the Rydex Sector Funds, the Advisor has developed its own methodology to construct objective performance benchmarks. The Advisor first identifies the investment universe for each sector, which is defined as companies that derive at least 50% of their assets, gross income or net profits from business activity in the given sector. The Advisor then employs a quantitative model to screen companies based on criteria of capitalization, liquidity and correlation. The resulting portfolio is weighted by market capitalization with some modifications to ensure diversification. The Advisor closely monitors the efficacy of this methodology, and makes periodic changes in the composition of the Sector Funds to ensure that each Fund remains a valid representative of its sector.

SECTOR ROTATION FUND. Each month, the Advisor ranks all industries according to several measures of price momentum. The top-ranked industries are selected for the Advisor's buy list. In order to ensure liquidity in the underlying securities for purchase, approximately 2000 securities are eligible for purchase from the industry buy list. The Advisor uses this methodology to rotate the Fund's investments among a variety of industries along with sectors in order to take advantage of volatility in top performing sectors. The Fund may, at times, also short-sell securities in industries or sectors that exhibit particularly low momentum measurement scores. The Advisor may invest in cash or cash-type securities (high-quality, short-term debt securities issued by corporations, financial institutions, the U.S. Government or foreign governments) as a temporary defensive position to avoid losses during adverse market conditions. Taking a temporary defensive position could reduce the benefit to the Fund if the market goes up. In this case, the Fund may not achieve its investment goal.

CORE EQUITY FUND. The Advisor manages the Fund by maintaining exposure to each of six "style specific" and "capitalization specific" segments of the U.S. equity market. These segments are designed to cover the large-cap value, large-cap growth, mid-cap value, mid-cap growth, small-cap value and small-cap growth segments of the market. The Advisor generally allocates the Fund's investments equally among the style segments and rebalances periodically using a quantitative methodology designed to reduce the Fund's volatility relative to the overall U.S. equity market. In selecting Fund investments, the Advisor considers a universe of approximately 3000 securities eligible for purchase, representing approximately 98% of the total capitalization of the U.S. equity market. The Advisor classifies securities between growth and value styles based on relative price-to-book ratios and estimates of forecasted growth values. The Advisor classifies securities among the large, medium and small cap segments of the market based on relative market capitalization. The Advisor generally considers the largest 200 companies to represent the large-cap segment, the next largest 800 companies to represent the mid-cap segment and the smallest 2000 companies to represent the small-cap segment. The Advisor may adjust the number of companies included in these various market segments, as appropriate, based on quantitative factors.

OTHER INVESTMENT PRACTICES AND STRATEGIES

Please see the statement of additional information (the "SAI") for a more complete list of portfolio investment strategies, permitted investments and related risks.

RISKS OF INVESTING IN THE FUNDS

As indicated below, the Funds are subject to a number of risks that may affect the value of Fund shares.

EQUITY RISK (ALL FUNDS EXCEPT JUNO AND U.S. GOVERNMENT BOND FUNDS) - The Funds may invest in public and privately issued equity securities, including common and preferred stocks, warrants, and rights, as well as instruments that attempt to track the price movement of equity indices. Investments in equity securities and equity derivatives in general are subject to market risks that may cause their prices to fluctuate over time. The value of securities convertible into equity securities, such as warrants or convertible debt, is also affected by prevailing interest rates, the credit quality of the issuer and any call provision. Fluctuations in the value of equity securities in which the Funds invest will cause the net asset value of the Funds to fluctuate. Historically, the equity markets have moved in cycles, and the value of the Fund's equity securities and equity derivatives may fluctuate drastically from day to day. Because of their link to the equity markets and use of leverage, an investment in the Funds may be more suitable for long-term investors who can bear the risk of short-term principal fluctuations, which at times may be significant.

FIXED INCOME RISK (JUNO AND U.S. GOVERNMENT BOND FUNDS) - The market value of fixed income investments will change in response to interest rate changes and other factors. During periods of falling interest rates, the values of outstanding fixed income securities generally rise. Conversely, during periods of rising interest rates, the values of such securities generally decline. Moreover, while securities with longer maturities tend to produce higher yields, the prices of longer maturity securities are also subject to greater market fluctuations as a result of changes in interest rates.

NON-DIVERSIFICATION RISK (ALL FUNDS) - Since each Fund is non-diversified, each Fund may invest in the securities of a limited number of issuers. To the extent that a Fund invests a significant percentage of its assets in a limited number of issuers, the Fund is subject to the risks of investing in those few issuers, and may be more susceptible to a single adverse economic or regulatory occurrence.

INDUSTRY CONCENTRATION RISK (OTC, ARKTOS, VELOCITY 100, VENTURE 100, TITAN 500, TEMPEST 500, LONG DYNAMIC DOW 30, INVERSE DYNAMIC DOW 30 AND SECTOR FUNDS) - None of the Benchmark Funds will invest 25% or more of the value of a Fund's total assets in the securities of one or more issuers conducting their principal business activities in the same industry or group of industries; except that, to the extent the index underlying a Fund's benchmark is concentrated in a particular industry, a Fund will necessarily be concentrated in that industry. Currently, the index underlying the OTC, Arktos, Velocity 100, and Venture 100 Funds' benchmark -- the Nasdaq 100 Index(R) -- is concentrated in technology companies. The Sector Funds invest in the securities of a limited number of issuers conducting business in a specific market sector and therefore may be concentrated in an industry or group of industries within a sector. The risk of concentrating Fund investments in a limited number of issuers conducting business in the same industry or group of industries is that a Fund will be more susceptible to the risks that are associated with that industry or group of industries than a fund that does not concentrate its investments.

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                                       98

TRACKING ERROR RISK (BENCHMARK FUNDS) - Tracking error risk refers to the risk that the Benchmark Funds' returns may not match or correlate to the returns of their respective benchmarks on either a daily or aggregate basis. Factors such as Fund expenses, imperfect correlation between the Funds' investments and those of their benchmarks, rounding of share prices, changes to the benchmark, regulatory policies, high portfolio turnover rate and leverage all contribute to tracking error.

In addition to these factors, the risk of tracking error for the Large-Cap Europe Fund and the Large-Cap Japan Fund is compounded by the time difference between the close of the foreign securities markets underlying the Funds' respective benchmarks and the time the Funds price their shares at the close of the New York Stock Exchange ("NYSE").

TRADING HALT RISK (ALL FUNDS) - The Funds typically may hold short-term options and futures contracts. The major exchanges on which these contracts are traded, such as the Chicago Mercantile Exchange ("CME"), have established limits on how much an option or futures contract may decline over various time periods within a day. If an option or futures contract's price declines more than the established limits, trading on the exchange is halted on that instrument. If a trading halt occurs, the Fund may temporarily be unable to purchase or sell options or futures contracts. Such a trading halt near the time the Fund prices its shares may limit the Fund's ability to use leverage and may prevent the Fund from achieving its investment objective. In such an event, a Fund also may be required to use a "fair-value" method to price its outstanding contracts.

FOREIGN SECURITIES RISK (LARGE-CAP EUROPE, LARGE-CAP JAPAN, SECTOR ROTATION, AND SECTOR FUNDS) - Investing in securities of foreign companies may involve risks not typically associated with investing in U.S. companies. The value of securities denominated in foreign currencies, and of dividends from such securities, can change significantly when foreign currencies strengthen or weaken relative to the U.S. dollar. Foreign securities markets generally have less trading volume and less liquidity than U.S. markets, and prices in some foreign markets can be extremely volatile. Many foreign countries lack accounting and disclosure standards comparable to those that apply to U.S. companies, and it may be more difficult to obtain reliable information regarding a foreign issuer's financial condition and operations. Transaction costs and costs associated with custody services are generally higher for foreign securities than they are for U.S. securities. Some foreign governments levy withholding taxes against dividend and interest income. Although in some countries portions of these taxes are recoverable, the non-recovered portion will reduce the income received by the Funds.

FOREIGN CURRENCY RISK (LARGE-CAP EUROPE, LARGE-CAP JAPAN, SECTOR ROTATION, AND SECTOR FUNDS) - The Funds' investments in securities denominated in foreign currencies are subject to currency risk. Currency risks include the following:

- The value of a Fund's assets measured in U.S. dollars may be affected by changes in currency exchange rates and exchange control regulations.

- A Fund may incur transaction costs in connection with conversions between various currencies.

Under normal circumstances, the Funds do not plan to hedge against the risks of variation in currency exchange rates relative to the U.S. dollar. As a result, the value of securities denominated in foreign currencies can change significantly when foreign currencies strengthen or weaken relative to the U.S. dollar.

FUTURES AND OPTIONS RISK (ALL FUNDS) - The Funds may invest a percentage of their assets in futures and options contracts. The Funds may use futures contracts and related options for bona fide hedging purposes to offset changes in the value of securities held or expected to be acquired. They may also be used to gain exposure to a particular market or instrument, to create a synthetic money market position, and for certain other tax-related purposes. The Funds will only enter into futures contracts traded on a national futures exchange or board of trade. Futures and options contracts are described in more detail below:

          FUTURES CONTRACTS - Futures contracts and options on futures contracts provide for the future sale by one party and purchase by another party of a specified amount of a specific security at a specified future time and at a specified price. An option on a futures contract gives the purchaser the right, in exchange for a premium, to assume a position in a futures contract at a specified exercise price during the term of the option. Index futures are futures contracts for various indices that are traded on registered securities exchanges.

          OPTIONS - The buyer of an option acquires the right to buy (a call option) or sell (a put option) a certain quantity of a security (the underlying security) or instrument at a certain price up to a specified point in time. The seller or writer of an option is obligated to sell (a call option) or buy (a put option) the underlying security. When writing (selling) call options on securities, the Funds may cover its position by owning the underlying security on which the option is written or by owning a call option on the underlying security. Alternatively, the Funds may cover its position by maintaining in a segregated account cash or liquid securities equal in value to the exercise price of the call option written by the Funds.

   The risks associated with the Funds' use of futures and options contracts include:

- A Fund experiencing losses over certain ranges in the market that exceed losses experienced by a Fund that does not use futures contracts and options.

- There may be an imperfect correlation between the changes in market value of the securities held by a Fund and the prices of futures and options on futures.

- Although the Funds will only purchase exchange-traded futures, due to market conditions there may not always be a liquid secondary market for a futures contract or option. As a result, the Funds may be unable to close out their futures contracts at a time that is advantageous.

- Trading restrictions or limitations may be imposed by an exchange, and government regulations may restrict trading in futures contracts and options.

- Because option premiums paid or received by the Funds are small in relation to the market value of the investments underlying the options, buying and selling put and call options can be more speculative than investing directly in securities.

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                                       99

EARLY CLOSING RISK (ALL FUNDS) - The normal close of trading of securities on the Nasdaq and the New York Stock Exchange ("NYSE") is 4:00 p.m., Eastern Time. Unanticipated early closings may result in a Fund being unable to sell or buy securities on that day. If an exchange closes early on a day when one or more of the Funds needs to execute a high volume of securities trades late in a trading day, a Fund might incur substantial trading losses.

SHORT SALES RISK (URSA, ARKTOS, JUNO, TEMPEST 500, VENTURE 100, INVERSE MID-CAP, INVERSE SMALL-CAP, INVERSE DYNAMIC DOW 30 AND SECTOR ROTATION FUNDS) - Short sales are transactions in which a Fund sells a security it does not own. To complete the transaction, the Fund must borrow the security to make delivery to the buyer. The Fund is then obligated to replace the security borrowed by purchasing the security at the market price at the time of replacement. The price at such time may be higher or lower than the price at which the security was sold by the Fund. If the underlying security goes down in price between the time the Fund sells the security and buys it back, the Fund will realize a gain on the transaction. Conversely, if the underlying security goes up in price during the period, the Fund will realize a loss on the transaction. Any such loss is increased by the amount of premium or interest the Fund must pay to the lender of the security. Likewise, any gain will be decreased by the amount of premium or interest the Fund must pay to the lender of the security. The Fund is also required to segregate other assets on its books to cover its obligation to return the security to the lender which means that those other assets may not be available to meet the Fund's needs for immediate cash or other liquidity. The Fund's investment performance may also suffer if the Fund is required to close out a short position earlier than it had intended. This would occur if the securities lender required the Fund to deliver the securities the Fund borrowed at the commencement of the short sale and the Fund was unable to borrow the securities from another securities lender or otherwise obtain the security by other means. In addition, the Fund may be subject to expenses related to short sales that are not typically associated with investing in securities directly, such as costs of borrowing and margin account maintenance costs associated with the Fund's open short positions. These expenses negatively impact the performance of the Fund. For example, when a Fund short sells an interest-bearing security, such as a bond, it is obligated to pay the interest on the security it has sold. This cost is partially offset by the interest earned by the Fund on the cash generated by the short sale. To the extent that the interest rate that the Fund is obligated to pay is greater than the interest earned by the Fund on investments, the performance of the Fund will be negatively impacted. This type of short sales expense is sometimes referred to as the "negative cost of carry," and will tend to cause a Fund to lose money on a short sale even in instances where the price of the underlying security sold short does not change over the duration of the short sale.

SMALL AND MEDIUM ISSUER RISK (MEDIUS, MEKROS, CORE EQUITY, SECTOR ROTATION, MID-CAP VALUE, MID-CAP GROWTH, SMALL-CAP VALUE, SMALL-CAP GROWTH AND SECTOR FUNDS) - Small and medium capitalization companies may be more vulnerable than larger, more established organizations to adverse business or economic developments. In particular, small capitalization companies may have limited product lines, markets, and financial resources and may be dependent upon a relatively small management group. These securities may trade over-the-counter or be listed on an exchange and may or may not pay dividends.

SWAP COUNTERPARTY CREDIT RISK (BENCHMARK AND STRATEGIC FUNDS) - The Funds may enter into equity index or interest rate swap agreements for purposes of attempting to gain exposure to a particular group of stocks or to an index of stocks without actually purchasing those stocks, or to hedge a position. The Funds will use short-term swap agreements to exchange the returns (or differentials in rates of return) earned or realized in particular predetermined investments or instruments. A Fund will not enter into any swap agreement unless the Advisor believes that the other party to the transaction is creditworthy. The use of equity swaps involves risks that are different from those associated with ordinary portfolio securities transactions. Swap agreements may be considered to be illiquid. A Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty.

PORTFOLIO HOLDINGS

A description of the Funds' policies and procedures with respect to the disclosure of Fund portfolio securities is available in the SAI.

PURCHASING AND REDEEMING SHARES

Shares of the Funds are offered continuously. Investors may buy shares on any day that the NYSE is open for business (a "Business Day"). On any day that the New York Fed or the NYSE closes early, the principal government securities and corporate bond markets close early (such as on days in advance of holidays generally observed by participants in these markets), or as permitted by the SEC, the Funds reserve the right to advance the time on that day NAV is calculated and, correspondingly, the time by which purchase and redemption orders must be received. The U.S. Government Bond Fund and the Juno Fund will not accept transaction orders and will not calculate NAV on days when the U.S. Government bond market is closed, including Columbus Day and Veterans' Day.

Shares of each Fund can be purchased only by insurance companies for their separate accounts to fund variable life insurance and variable annuity contracts. All orders for the purchase of shares are subject to acceptance or rejection by the Trust. An insurance company purchases and redeems shares of each Fund based on, among other things, the amount of net contract premiums or purchase payments allocated to a separate account investment division, transfers to or from a separate account investment division, contract loans and repayments, contract withdrawals and surrenders, and benefit payments, at the Fund's net asset value per share calculated as of that same day.

All redemption requests will be processed and payment with respect thereto will be made within seven days after tender. With respect to each Fund, Rydex may suspend your right to redeem your shares during times when trading on the NYSE is suspended or restricted, or otherwise as permitted by the SEC. The Funds reserve the right to pay part of your redemption proceeds in liquid securities with a market value equal to the redemption price.

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                                       100

FREQUENT PURCHASES AND REDEMPTIONS OF FUND SHARES

The Benchmark Funds and Sector Funds are designed and operated to accommodate frequent trading by shareholders, and therefore, unlike most mutual funds, the Funds offer unlimited exchange privileges with no minimum holding periods or transaction fees. A significant portion of the assets of the Funds come from investors who take part in certain strategic and tactical asset allocation programs. The Funds anticipate that investors who take part in these programs may frequently redeem or exchange shares of the Funds, which may cause the Funds to experience high portfolio turnover. Higher portfolio turnover may result in the Funds paying higher levels of transaction costs. In addition, large movements of assets into and out of the Funds may negatively impact a Fund's ability to achieve its investment objective.

Unlike most other Rydex Funds, the Sector Rotation and Core Equity Funds (the "Strategic Funds") are not suitable for purchase by active investors. Each Fund is intended for long-term investment purposes only and discourages shareholders from engaging in "market timing" or other types of excessive short-term trading. This frequent trading into and out of Strategic Funds may present risks to the Funds' long-term shareholders, all of which could adversely affect shareholder returns. The risks posed by frequent trading include interfering with the efficient implementation of the Funds' investment strategies requiring the Funds to maintain higher cash balances to meet redemption requests, and experiencing increased transaction costs. Consequently, the Board of Trustees has adopted policies and procedures designed to prevent frequent purchases and redemptions of shares of the Sector Rotation and Core Equity Funds.

Rydex Investments will take steps reasonably designed to detect and deter frequent trading by shareholders pursuant to the Strategic Funds' policies and procedures described in this Prospectus and approved by the Strategic Funds' Board of Trustees. Currently, the Strategic Funds restrict shareholders to no more than one substantive redemption out of a Fund (by any means, including exchanges) followed by a purchase of the same Fund (by any means, including exchanges) within any ninety-day period. "Substantive" means a dollar amount that the Advisor determines, in it sole discretion, could adversely affect management of a Fund. This restriction will not apply to systematic transactions, including rebalancing programs, automatic investment programs, and dividend reinvestment programs because the Trust reasonably determined that these categories of transactions do not raise frequent trading or market timing concerns. The Board of Trustees have also approved a redemption fee, however, to date the Strategic Funds' have not implemented this option nor has it chosen to impose costs or administrative fees on shareholders. In the event the Strategic Funds decides to implement the redemption fee, such fee will be imposed uniformly by the Strategic Fund subject to the limitations discussed below. For purposes of applying the Strategic Funds' policies, Rydex Investments may consider the trading history of accounts under common ownership or control. In addition, the Sector Rotation and Core Equity Funds reserve the right to reject any purchase request by any investor or group of investors for any reason without prior notice, including, in particular, Rydex Investments reasonably believes that the trading activity would be harmful or disruptive to the Funds.

Although these policies are designed to deter frequent trading, none of these measures alone nor all of them taken together eliminate the possibility that frequent trading in the Sector Rotation and Core Equity Funds will occur, particularly with respect to trades placed by shareholders that invest in the Funds through omnibus accounts maintained by insurance companies, brokers, retirement plan accounts and other financial intermediaries. The Funds' access to information about individual shareholder transactions made through such omnibus arrangements is often unavailable or severely limited. Because the Funds are sold exclusively through variable annuity and variable life insurance products, the Funds expect that all shares of the Funds will be owned on an omnibus basis by various insurance companies sponsoring such products on behalf of contract owners. As a result, the Funds' ability to enforce these policies (or assess any applicable redemption fee) will be solely dependent on the ability and willingness of the various insurance companies to assist in their enforcement. Thus, despite the Funds' policies and procedures, frequent trading could adversely affect the Funds and its long-term shareholders as discussed above.

NET ASSET VALUE

The price per share (the offering price) will be the NAV next determined after your purchase order is received by the Trust. You may also redeem all or any portion of your Fund shares at the next determined NAV after receipt of the redemption request. NAV is calculated by (1) taking the current market value of a Fund's total assets, (2) subtracting the liabilities, and (3) dividing that amount by the total number of shares owned by shareholders. For each Fund, the NAV is calculated once each Business Day as of the close of the NYSE (currently, 4:00 p.m., Eastern Time). If the exchange or market where a Fund's securities or other investments are primarily traded closes early -- such as on days in advance of holidays generally observed by participants in these markets -- the NAV may be calculated earlier in accordance with the policies set forth in the Funds' SAI. These dates are listed in the SAI.

In calculating NAV, each Fund, except for the Large-Cap Europe and Large-Cap Japan Funds, generally values its investment portfolio based on the market price of the securities as of the time the Fund determines NAV. If market prices are unavailable or the Funds think that they are unreliable, such as instances where the value of a security has been materially affected by events occurring after the market closes, the Funds price those securities at fair value as determined in good faith using methods approved by the Board of Trustees.

The Large-Cap Europe and Large-Cap Japan Funds generally value their assets at fair value using procedures approved by the Board of Trustees because of the time difference between the close of the relevant foreign exchanges and the time the Large-Cap Europe and Large-Cap Japan Funds price their shares at the close of the NYSE. As such, the value assigned to the Large-Cap Europe and Large-Cap Japan Funds' securities may not be the quoted or published prices of those securities on their primary markets or exchanges.

The use of fair valuation in pricing a security involves the consideration of a number of subjective factors and therefore, is susceptible to the unavoidable risk that the valuation may be higher or lower than the price at which the security might actually trade if a reliable market price were readily available.

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                                       101

TO RECEIVE THE CURRENT BUSINESS DAY'S NAV, VARIABLE LIFE AND VARIABLE ANNUITY ACCOUNT INVESTORS SHOULD CONSULT THEIR SEPARATE ACCOUNT PROSPECTUS.

DIVIDENDS, DISTRIBUTIONS, AND TAXES

DIVIDENDS AND DISTRIBUTIONS

Income dividends and capital gain distributions, if any, are paid at least annually by each of the Funds, except the U.S. Government Bond Fund which declares and pays dividends daily to the insurance company. If you own Fund shares on a Fund's record date, you will be entitled to receive the dividend. The Trust, however, may declare a special capital gains distribution if the Board of Trustees believe that such a distribution would be in the best interest of the shareholders of a Fund.

TAXES

The following is a summary of some important tax issues that affect the Funds and their shareholders. The summary is based on current tax laws, which may be changed by legislative, judicial or administrative action. The Trust has not tried to present a detailed explanation of the tax treatment of the Funds, or the tax consequences of an investment in the Funds. MORE INFORMATION ABOUT TAXES IS LOCATED IN THE SAI. YOU ARE URGED TO CONSULT YOUR TAX ADVISER REGARDING SPECIFIC QUESTIONS AS TO FEDERAL, STATE AND LOCAL INCOME TAXES APPLICABLE TO YOUR INVESTMENT.

TAX STATUS OF EACH FUND

Each Fund is treated as a separate entity for federal tax purposes, and intends to qualify for the special tax treatment afforded regulated investment companies. As long as a Fund qualifies as a regulated investment company, it pays no federal income tax on the earnings it distributes to shareholders.

Special tax rules apply to life insurance companies, variable annuity contracts and variable life insurance contracts. Net investment income and net realized capital gains that a Fund distributes are not currently taxable when left to accumulate within a variable annuity or variable life insurance contract or under a qualified pension or retirement plan.

For information on federal income taxation of a life insurance company with respect to its receipt of distributions from a Fund and federal income taxation of owners variable annuity or variable life insurance contracts, refer to the contract prospectus.

MANAGEMENT OF THE FUNDS

INVESTMENT ADVISOR

Rydex Investments (The "Advisor"), 9601 Blackwell Road, Suite 500, Rockville, Maryland 20850, serves as investment adviser and manager of the Funds. The Advisor has served as the investment adviser of the Rydex Funds for over 10 years, and serves as sub-adviser to several other mutual funds.

The Advisor makes investment decisions for the assets of the Funds and continuously reviews, supervises, and administers each Fund's investment program. The Board of Trustees of the Trust supervise the Advisor and establish policies that the Advisor must follow in its day-to-day management activities. Under an investment advisory agreement between the Trust and the Advisor, the Funds paid the Advisor a fee at an annualized rate for the fiscal year ended December 31, 2004, based on the average daily net assets for each Fund, as set forth below:

FUND                                                                 ADVISORY FEE
---------------------------------------------------------------------------------
NOVA                                                                     .75%
URSA                                                                     .90%
OTC                                                                      .75%
ARKTOS                                                                   .90%
U.S. GOVERNMENT BOND                                                     .50%
JUNO                                                                     .90%
LARGE-CAP VALUE                                                          .75%
LARGE-CAP GROWTH                                                         .75%
MID-CAP VALUE                                                            .75%
MID-CAP GROWTH                                                           .75%
INVERSE MID-CAP                                                          .90%
SMALL-CAP VALUE                                                          .75%
SMALL-CAP GROWTH                                                         .75%
INVERSE SMALL-CAP                                                        .90%

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                                       102

FUND                                                                 ADVISORY FEE
---------------------------------------------------------------------------------
MEDIUS                                                                   .90%
MEKROS                                                                   .90%
LARGE-CAP EUROPE                                                         .90%
LARGE-CAP JAPAN                                                          .90%
SECTOR FUNDS (EXCEPT PRECIOUS METALS)                                    .85%
PRECIOUS METALS                                                          .75%
SECTOR ROTATION                                                          .90%
CORE EQUITY*                                                             .70%
TITAN 500                                                                .90%
TEMPEST 500                                                              .90%
VELOCITY 100                                                             .90%
VENTURE 100                                                              .90%
LONG DYNAMIC DOW 30                                                      .90%
INVERSE DYNAMIC DOW 30                                                   .90%

*REPRESENTS THE BASE MANAGEMENT FEE THAT IS SUBJECT TO A PERFORMANCE ADJUSTMENT SO THAT BASE FEE CAN INCREASE TO A MAXIMUM OF 0.90% OR DECREASE TO A MINIMUM OF 0.50%, DEPENDING ON THE INVESTMENT PERFORMANCE OF THE FUND RELATIVE TO THE RUSSELL 3000(R) INDEX (THE "INDEX"). THE INDEX MEASURES THE PERFORMANCE OF THE 3,000 LARGEST U.S. COMPANIES BASED ON TOTAL MARKET CAPITALIZATION, WHICH REPRESENTS APPROXIMATELY 98% OF THE INVESTABLE U.S. EQUITY MARKET. THE PERFORMANCE COMPARISON WILL BE MADE FOR A ROLLING 12-MONTH PERIOD, WITH PERFORMANCE ADJUSTMENTS MADE AT THE END OF EACH MONTH BEGINNING JUNE 30, 2004.THE 12-MONTH COMPARISON PERIOD WILL ROLL OVER WITH EACH SUCCEEDING MONTH, SO THAT IT WILL ALWAYS EQUAL 12 MONTHS, ENDING WITH THE MONTH FOR WHICH THE PERFORMANCE ADJUSTMENT IS BEING COMPUTED. FOR EVERY 0.0375% OF DIFFERENCE BETWEEN THE PERFORMANCE OF THE FUND AND THE PERFORMANCE OF THE INDEX, THE ADVISOR'S FEE WILL BE ADJUSTED UPWARDS OR DOWNWARDS BY 0.01%.THE MAXIMUM ANNUALIZED PERFORMANCE ADJUSTMENT IS +/- 0.20%.

The Advisor bears all of its own costs associated with providing these advisory services and the expenses of the Board of Trustees that are affiliated with the Advisor. The Advisor may make payments from its own resources to insurance companies, broker-dealers and other financial institutions in connection with the sale of Fund shares.

PORTFOLIO MANAGEMENT

The Funds are managed by a team of investment professionals. The following portfolio managers are jointly and primarily responsible for the day-to-day management of the Funds.

MICHAEL P. BYRUM, CFA, has been associated with Rydex Investments since the Advisor was founded in 1993. Mr. Byrum was named the President of Rydex Investments in 2004 and has served as Chief Investment Officer of Rydex Investments since 2000. During this time, he has played a key role in the development of the firm's investment strategies and product offerings. As Senior Portfolio Manager, Mr. Byrum was instrumental in the launch of the OTC, Precious Metals, U.S. Government Bond, Ursa and Arktos Funds, and helped to create the Rydex Sector Funds. He was named Vice President of Portfolio for Rydex Investments in 1998, and Executive Vice President in 2000. Prior to joining Rydex, Mr. Byrum worked for Money Management Associates, the investment adviser for Rushmore Funds, Inc. He holds a degree in finance from Miami University of Ohio.

WILLIAM E. FLAIG, JR., joined Rydex in January 2000 to manage the Large-Cap Europe and Large-Cap Japan Funds. Mr. Flaig has been instrumental in the development of derivative strategies for these Funds and for the Rydex Dynamic Funds, which were launched the same year. In 2001, he was promoted to senior portfolio manager and group leader for Rydex's S&P 500-based funds, fixed-income funds and several sector funds. In this capacity, Mr. Flaig helped to advance Rydex's quantitative management abilities and process. In 2003, Mr. Flaig was promoted to director of investments. He is responsible for the investment objectives of all mutual funds and sub-advised accounts and is a member of Rydex's senior management team and its Investment Strategy Committee, which determines investment policy for all Rydex Funds. Mr. Flaig came to Rydex after more than seven years at Bankers Trust, where he was a trader in emerging markets currency derivatives. He holds a degree in management and finance from Purdue University.

JIM KING, CFA, joined Rydex in 1996 and was promoted to assistant portfolio manager in 1997. In 1998, he became a portfolio manager and was promoted in 2001 to senior portfolio manager. Mr. King has served as an interim director of equity trading and investment operations. Currently, Mr. King's team manages all of the Rydex leveraged and inverse funds, as well as Rydex Sector Rotation Fund. Mr. King is a member of Rydex's Investment Strategy Committee, which determines investment policy for all Rydex Funds. Prior to joining Rydex, he worked as a registered representative at DMG Securities. He holds a degree in finance from the University of Maryland.

Additional Information about the portfolio managers' compensation, other accounts managed by the portfolio managers, and the portfolio managers' ownership of securities in the Funds is available in the SAI.

NOVA FUND
FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the Funds' financial performance for the period of each Fund's operations. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in a Fund (assuming reinvestment of all dividends and distributions). The total returns do not reflect fees and charges imposed at the separate account level. This information has been audited by PricewaterhouseCoopers LLP. The Reports of Independent Registered Public Accounting Firm for each such period along with the Funds' financial statements and related notes, are included in the Annual Reports to Shareholders for such periods. The 2004 Annual Report is available upon request and without charge by calling 1-800-820-0888. The 2004 Annual Report is incorporated by reference in the SAI.

                                                            YEAR            YEAR            YEAR             YEAR             YEAR
                                                           ENDED           ENDED           ENDED            ENDED            ENDED
                                                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                                            2004            2003            2002             2001             2000
----------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE--
  BEGINNING OF YEAR                                 $       7.21    $       5.18    $       8.67     $      13.88     $      18.57
                                                    ------------    ------------    ------------     ------------     ------------
  Net Investment Income (Loss)+                              .03             .01            (.01)             .30              .74
  Net Realized and Unrealized Gains (Losses) on
   Securities                                               1.02            2.02           (3.07)           (3.81)           (4.16)
                                                    ------------    ------------    ------------     ------------     ------------
  Net Increase (Decrease) in Net Asset Value
   Resulting from Operations                                1.05            2.03           (3.08)           (3.51)           (3.42)
  Distributions to Shareholders from:
   Net Investment Income                                     (--)^            --            (.41)           (1.70)            (.15)
   Net Realized Capital Gains                                 --              --              --               --            (1.12)
   Total Distributions                                       (--)^            --            (.41)           (1.70)           (1.27)
                                                    ------------    ------------    ------------     ------------     ------------
  Net Increase (Decrease) in Net Asset Value                1.05            2.03           (3.49)           (5.21)           (4.69)
                                                    ------------    ------------    ------------     ------------     ------------
NET ASSET VALUE--END OF YEAR                        $       8.26    $       7.21    $       5.18     $       8.67     $      13.88
                                                    ============    ============    ============     ============     ============
TOTAL INVESTMENT RETURN                                    14.62%          39.19%         (35.72)%         (23.58)%         (20.30)%
RATIOS TO AVERAGE NET ASSETS:
  Gross Expenses                                            1.46%           1.54%           1.72%            1.45%            1.42%
  Net Expenses                                              1.46%           1.54%           1.72%            1.45%            1.42%
  Net Investment Income                                     0.41%           0.09%          (0.14)%           2.61%            4.45%
SUPPLEMENTARY DATA:
  Portfolio Turnover Rate*                                   654%            729%            570%               0%               0%
  Net Assets, End of Period (000's omitted)         $    130,200    $     81,816    $     34,017     $     60,941     $    178,118

+    CALCULATED USING THE AVERAGE DAILY SHARES OUTSTANDING FOR THE PERIOD.

* PORTFOLIO TURNOVER RATIO IS CALCULATED WITHOUT REGARD TO SHORT-TERM SECURITIES HAVING A MATURITY OF LESS THAN ONE YEAR.

^    LESS THAN $.01 PER SHARE. ACTUAL AMOUNT = $.003782097.

LARGE-CAP VALUE FUND
FINANCIAL HIGHLIGHTS

                                                                           PERIOD
                                                                            ENDED
                                                                     DECEMBER 31,
                                                                            2004*
---------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE--
  BEGINNING OF PERIOD                                              $        25.00
                                                                   --------------
  Net Investment Income (Loss)+                                               .12
  Net Realized and Unrealized Gains on Securities                            3.00
                                                                   --------------
  Net Increase in Net Asset Value Resulting from Operations                  3.12
  Distributions to Shareholders from:
   Net Investment Income                                                     (.11)
   Net Realized Capital Gains                                                (.33)
   Total Distributions                                                       (.44)
                                                                   --------------
  Net Increase in Net Asset Value                                            2.68
                                                                   --------------
NET ASSET VALUE--END OF PERIOD                                     $        27.68
                                                                   ==============
TOTAL INVESTMENT RETURN                                                     12.49%
RATIOS TO AVERAGE NET ASSETS:
  Gross Expenses                                                             1.45%**
  Net Expenses                                                               1.45%**
  Net Investment Income                                                      0.69%**
SUPPLEMENTARY DATA:
  Portfolio Turnover Rate***                                                  983%
  Net Assets, End of Period (000's omitted)                        $       11,144

+    CALCULATED USING THE AVERAGE DAILY SHARES OUTSTANDING FOR THE YEAR.

*    SINCE THE COMMENCEMENT OF OPERATIONS: MAY 3, 2004-LARGE-CAP VALUE FUND

**   ANNUALIZED

*** PORTFOLIO TURNOVER RATE IS CALCULATED WITHOUT REGARD TO SHORT-TERM SECURITIES HAVING A MATURITY OF LESS THAN ONE YEAR.

LARGE-CAP GROWTH FUND
FINANCIAL HIGHLIGHTS

                                                                           PERIOD
                                                                            ENDED
                                                                     DECEMBER 31,
                                                                           2004*
---------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE--
  BEGINNING OF PERIOD                                              $        25.00
                                                                   --------------
  Net Investment Income (Loss)+                                               .36
  Net Realized and Unrealized Gains on Securities                             .71
                                                                   --------------
  Net Increase in Net Asset Value Resulting from Operations                  1.07
  Distributions to Shareholders from:
   Net Investment Income                                                     (.15)
   Net Realized Capital Gains                                                (.17)
   Total Distributions                                                       (.32)
                                                                   --------------
  Net Increase in Net Asset Value                                             .75
                                                                   --------------
NET ASSET VALUE--END OF PERIOD                                     $        25.75
                                                                   ==============
TOTAL INVESTMENT RETURN                                                      4.26%
RATIOS TO AVERAGE NET ASSETS:
  Gross Expenses                                                             1.46%**
  Net Expenses                                                               1.46%**
  Net Investment Income                                                      2.12%**
SUPPLEMENTARY DATA:
  Portfolio Turnover Rate***                                                1,087%
  Net Assets, End of Period (000's omitted)                        $       20,012

+    CALCULATED USING THE AVERAGE DAILY SHARES OUTSTANDING FOR THE YEAR.

*    SINCE THE COMMENCEMENT OF OPERATIONS: MAY 3, 2004-LARGE-CAP GROWTH FUND.

**   ANNUALIZED

*** PORTFOLIO TURNOVER RATE IS CALCULATED WITHOUT REGARD TO SHORT-TERM SECURITIES HAVING A MATURITY OF LESS THAN ONE YEAR.

MID-CAP VALUE FUND
FINANCIAL HIGHLIGHTS

                                                                           PERIOD
                                                                            ENDED
                                                                     DECEMBER 31,
                                                                            2004*
---------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE--
  BEGINNING OF PERIOD                                              $        25.00
                                                                   --------------
  Net Investment Income (Loss)+                                                --
  Net Realized and Unrealized Gains on Securities                            3.80
                                                                   --------------
  Net Increase in Net Asset Value Resulting from Operations                  3.80
  Distributions to Shareholders from:
   Net Investment Income                                                      (--)^
   Net Realized Capital Gains                                               (1.72)
   Total Distributions                                                      (1.72)
                                                                   --------------
  Net Increase in Net Asset Value                                            2.08
                                                                   --------------
NET ASSET VALUE--END OF PERIOD                                     $        27.08
                                                                   ==============
TOTAL INVESTMENT RETURN                                                     15.20%
RATIOS TO AVERAGE NET ASSETS:
  Gross Expenses                                                             1.48%**
  Net Expenses                                                               1.48%**
  Net Investment Income                                                      0.01%**
SUPPLEMENTARY DATA:
  Portfolio Turnover Rate***                                                 1173%
  Net Assets, End of Period (000's omitted)                        $       19,479

+    CALCULATED USING THE AVERAGE DAILY SHARES OUTSTANDING FOR THE YEAR.

*    SINCE THE COMMENCEMENT OF OPERATIONS: MAY 3, 2004-MID-CAP VALUE FUND

**   ANNUALIZED

*** PORTFOLIO TURNOVER RATE IS CALCULATED WITHOUT REGARD TO SHORT-TERM SECURITIES HAVING A MATURITY OF LESS THAN ONE YEAR.

^    LESS THAN $.01 PER SHARES. ACTUAL AMOUNT = $.00454.

MID-CAP GROWTH FUND
FINANCIAL HIGHLIGHTS

                                                                           PERIOD
                                                                            ENDED
                                                                     DECEMBER 31,
                                                                            2004*
---------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE--
  BEGINNING OF PERIOD                                              $        25.00
                                                                   --------------
  Net Investment Income (Loss)+                                              (.13)
  Net Realized and Unrealized Gains on Securities                            2.26
                                                                   --------------
  Net Increase in Net Asset Value Resulting from Operations                  2.13
  Distributions to Shareholders from:
   Net Investment Income                                                       --
   Net Realized Capital Gains                                                  --
   Total Distributions                                                         --
                                                                   --------------
  Net Increase in Net Asset Value                                            2.13
                                                                   --------------
NET ASSET VALUE--END OF PERIOD                                     $        27.13
                                                                   ==============
TOTAL INVESTMENT RETURN                                                      8.52%
RATIOS TO AVERAGE NET ASSETS:
  Gross Expenses                                                             1.46%**
  Net Expenses                                                               1.46%**
  Net Investment Income (Loss)                                              (0.75)%**
SUPPLEMENTARY DATA:
  Portfolio Turnover Rate***                                                  875%
  Net Assets, End of Period (000's omitted)                        $       20,702

+    CALCULATED USING THE AVERAGE DAILY SHARES OUTSTANDING FOR THE YEAR.

*    SINCE THE COMMENCEMENT OF OPERATIONS: MAY 3, 2004-MID-CAP GROWTH FUND

**   ANNUALIZED

*** PORTFOLIO TURNOVER RATE IS CALCULATED WITHOUT REGARD TO SHORT-TERM SECURITIES HAVING A MATURITY OF LESS THAN ONE YEAR.

INVERSE MID-CAP FUND
FINANCIAL HIGHLIGHTS

                                                                                      PERIOD
                                                                                       ENDED
                                                                                DECEMBER 31,
                                                                                       2004*
--------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE--
  BEGINNING OF PERIOD                                                         $        50.00
                                                                              --------------
  Net Investment Income (Loss)+                                                         (.06)
  Net Realized and Unrealized Gains (Losses) on Securities                             (5.91)
                                                                              --------------
  Net Increase (Decrease) in Net Asset Value Resulting from Operations                 (5.97)
  Distributions to Shareholders from:
   Net Investment Income                                                                  --
   Net Realized Capital Gains                                                             --
   Total Distributions                                                                    --
                                                                              --------------
  Net Increase in Net Asset Value                                                      (5.97)
                                                                              --------------
NET ASSET VALUE--END OF PERIOD                                                $        44.03
                                                                              ==============
TOTAL INVESTMENT RETURN                                                               (11.94)%
RATIOS TO AVERAGE NET ASSETS:
  Gross Expenses                                                                        1.62%**
  Net Expenses                                                                          1.62%**
  Net Investment Income (Loss)                                                         (0.17)%**
SUPPLEMENTARY DATA:
  Portfolio Turnover Rate***                                                              --
  Net Assets, End of Period (000's omitted)                                   $        1,319

+    CALCULATED USING THE AVERAGE DAILY SHARES OUTSTANDING FOR THE YEAR.

*    SINCE THE COMMENCEMENT OF OPERATIONS: MAY 3, 2004-INVERSE MID-CAP FUND

**   ANNUALIZED

*** PORTFOLIO TURNOVER RATE IS CALCULATED WITHOUT REGARD TO SHORT-TERM SECURITIES HAVING A MATURITY OF LESS THAN ONE YEAR.

SMALL-CAP VALUE FUND
FINANCIAL HIGHLIGHTS

                                                                                      PERIOD
                                                                                       ENDED
                                                                                DECEMBER 31,
                                                                                       2004*
--------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE--
  BEGINNING OF PERIOD                                                         $        25.00
                                                                              --------------
  Net Investment Income (Loss)+                                                          .01
  Net Realized and Unrealized Gains on Securities                                       4.50
                                                                              --------------
  Net Increase in Net Asset Value Resulting from Operations                             4.51
  Distributions to Shareholders from:
   Net Investment Income                                                                (.01)
   Net Realized Capital Gains                                                           (.66)
   Total Distributions                                                                  (.67)
                                                                              --------------
  Net Increase in Net Asset Value                                                       3.84
                                                                              --------------
NET ASSET VALUE--END OF PERIOD                                                $        28.84
                                                                              ==============
TOTAL INVESTMENT RETURN                                                                18.03%
RATIOS TO AVERAGE NET ASSETS:
  Gross Expenses                                                                        1.46%**
  Net Expenses                                                                          1.46%**
  Net Investment Income                                                                 0.07%**
SUPPLEMENTARY DATA:
  Portfolio Turnover Rate***                                                             507%
  Net Assets, End of Period (000's omitted)                                   $       47,274

+    CALCULATED USING THE AVERAGE DAILY SHARES OUTSTANDING FOR THE YEAR.

*    SINCE THE COMMENCEMENT OF OPERATIONS: MAY 3, 2004-SMALL-CAP VALUE FUND

**   ANNUALIZED

*** PORTFOLIO TURNOVER RATE IS CALCULATED WITHOUT REGARD TO SHORT-TERM SECURITIES HAVING A MATURITY OF LESS THAN ONE YEAR.

SMALL-CAP GROWTH FUND
FINANCIAL HIGHLIGHTS

                                                                                      PERIOD
                                                                                       ENDED
                                                                                DECEMBER 31,
                                                                                       2004*
--------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE--
  BEGINNING OF PERIOD                                                         $        25.00
                                                                              --------------
  Net Investment Income (Loss)+                                                         (.17)
  Net Realized and Unrealized Gains on Securities                                       4.12
                                                                              --------------
  Net Increase (Decrease) in Net Asset Value Resulting from Operations                  3.95
  Distributions to Shareholders from:
   Net Investment Income                                                                  --
   Net Realized Capital Gains                                                           (.40)
   Total Distributions                                                                  (.40)
                                                                              --------------
  Net Increase in Net Asset Value                                                       3.55
                                                                              --------------
NET ASSET VALUE--END OF PERIOD                                                $        28.55
                                                                              ==============
TOTAL INVESTMENT RETURN                                                                15.82%
RATIOS TO AVERAGE NET ASSETS:
  Gross Expenses                                                                        1.46%**
  Net Expenses                                                                          1.46%**
  Net Investment Income (Loss)                                                         (0.93)%**
SUPPLEMENTARY DATA:
  Portfolio Turnover Rate***                                                             733%
  Net Assets, End of Period (000's omitted)                                   $       30,269

+    CALCULATED USING THE AVERAGE DAILY SHARES OUTSTANDING FOR THE YEAR.

*    SINCE THE COMMENCEMENT OF OPERATIONS: MAY 3, 2004-SMALL-CAP GROWTH FUND

**   ANNUALIZED

*** PORTFOLIO TURNOVER RATE IS CALCULATED WITHOUT REGARD TO SHORT-TERM SECURITIES HAVING A MATURITY OF LESS THAN ONE YEAR.

INVERSE SMALL-CAP FUND
FINANCIAL HIGHLIGHTS

                                                                                      PERIOD
                                                                                       ENDED
                                                                                DECEMBER 31,
                                                                                       2004*
--------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE--
  BEGINNING OF PERIOD                                                         $        50.00
                                                                              --------------
  Net Investment Income (Loss)+                                                         (.10)
  Net Realized and Unrealized Gains (Losses) on Securities                             (7.07)
                                                                              --------------
  Net Increase (Decrease) in Net Asset Value Resulting from Operations                 (7.17)
  Distributions to Shareholders from:
   Net Investment Income                                                                  --
   Net Realized Capital Gains                                                             --
   Total Distributions                                                                    --
                                                                              --------------
  Net Increase (Decrease) in Net Asset Value                                           (7.17)
                                                                              --------------
NET ASSET VALUE--END OF PERIOD                                                $        42.83
                                                                              ==============
TOTAL INVESTMENT RETURN                                                               (14.34)%
RATIOS TO AVERAGE NET ASSETS:
  Gross Expenses                                                                        1.65%**
  Net Expenses                                                                          1.65%**
  Net Investment Income (Loss)                                                         (0.29)%**
SUPPLEMENTARY DATA:
  Portfolio Turnover Rate***                                                              --
  Net Assets, End of Period (000's omitted)                                   $        4,344

+    CALCULATED USING THE AVERAGE DAILY SHARES OUTSTANDING FOR THE YEAR.

*    SINCE THE COMMENCEMENT OF OPERATIONS: MAY 3, 2004-INVERSE SMALL-CAP FUND

**   ANNUALIZED

*** PORTFOLIO TURNOVER RATE IS CALCULATED WITHOUT REGARD TO SHORT-TERM SECURITIES HAVING A MATURITY OF LESS THAN ONE YEAR.

LONG DYNAMIC DOW 30 FUND
FINANCIAL HIGHLIGHTS

                                                                                      PERIOD
                                                                                       ENDED
                                                                                DECEMBER 31,
                                                                                       2004*
--------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE--
  BEGINNING OF PERIOD                                                         $        25.00
                                                                              --------------
  Net Investment Income (Loss)+                                                          .14
  Net Realized and Unrealized Gains on Securities                                       2.03
                                                                              --------------
  Net Increase in Net Asset Value Resulting from Operations                             2.17
  Distributions to Shareholders from:
   Net Investment Income                                                               (1.16)
   Net Realized Capital Gains                                                           (.12)
   Total Distributions                                                                 (1.28)
                                                                              --------------
  Net Increase in Net Asset Value                                                        .89
                                                                              --------------
NET ASSET VALUE--END OF PERIOD                                                $        25.89
                                                                              ==============
TOTAL INVESTMENT RETURN                                                                 8.65%
RATIOS TO AVERAGE NET ASSETS:
  Gross Expenses                                                                        1.63%**
  Net Expenses                                                                          1.63%**
  Net Investment Income                                                                 0.91%**
SUPPLEMENTARY DATA:
  Portfolio Turnover Rate***                                                             907%
  Net Assets, End of Period (000's omitted)                                   $       10,419

+    CALCULATED USING THE AVERAGE DAILY SHARES OUTSTANDING FOR THE YEAR.

*    SINCE THE COMMENCEMENT OF OPERATIONS: MAY 3, 2004-LONG DYNAMIC DOW 30 FUND

**   ANNUALIZED

*** PORTFOLIO TURNOVER RATE IS CALCULATED WITHOUT REGARD TO SHORT-TERM SECURITIES HAVING A MATURITY OF LESS THAN ONE YEAR.

INVERSE DYNAMIC DOW 30 FUND
FINANCIAL HIGHLIGHTS

                                                                                      PERIOD
                                                                                       ENDED
                                                                                DECEMBER 31,
                                                                                       2004*
--------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE--
  BEGINNING OF PERIOD                                                         $        50.00
                                                                              --------------
  Net Investment Income (Loss)+                                                         (.03)
  Net Realized and Unrealized Gains (Losses) on Securities                             (5.71)
                                                                              --------------
  Net Increase (Decrease) in Net Asset Value Resulting from Operations                 (5.74)
  Distributions to Shareholders from:
   Net Investment Income                                                                  --
   Net Realized Capital Gains                                                          (1.04)
   Total Distributions                                                                 (1.04)
                                                                              --------------
  Net Increase (Decrease) in Net Asset Value                                           (6.78)
                                                                              --------------
NET ASSET VALUE--END OF PERIOD                                                $        43.22
                                                                              ==============
TOTAL INVESTMENT RETURN                                                               (11.47)%
RATIOS TO AVERAGE NET ASSETS:
  Gross Expenses                                                                        1.62%**
  Net Expenses                                                                          1.62%**
  Net Investment Income (Loss)                                                         (0.09)%**
SUPPLEMENTARY DATA:
  Portfolio Turnover Rate***                                                              --
  Net Assets, End of Period (000's omitted)                                   $        3,184

+    CALCULATED USING THE AVERAGE DAILY SHARES OUTSTANDING FOR THE YEAR.

*    SINCE THE COMMENCEMENT OF OPERATIONS: MAY 3, 2004-INVERSE DYNAMIC DOW 30
     FUND

**   ANNUALIZED

*** PORTFOLIO TURNOVER RATE IS CALCULATED WITHOUT REGARD TO SHORT-TERM SECURITIES HAVING A MATURITY OF LESS THAN ONE YEAR.

URSA FUND
FINANCIAL HIGHLIGHTS

                                                            YEAR            YEAR            YEAR            YEAR            YEAR
                                                           ENDED           ENDED           ENDED           ENDED           ENDED
                                                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,
                                                            2004            2003            2002            2001            2000
--------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE--
  BEGINNING OF YEAR                                 $       5.77    $       7.57    $       6.29    $       6.09    $       5.35
                                                    ------------    ------------    ------------    ------------    ------------
  Net Investment Income (Loss)+                             (.02)           (.04)           (.02)            .12             .22
  Net Realized and Unrealized Gains (Losses) on
   Securities                                               (.56)          (1.76)           1.38             .88             .70
                                                    ------------    ------------    ------------    ------------    ------------
  Net Increase (Decrease) in Net Asset
   Value Resulting from Operations                          (.58)          (1.80)           1.36            1.00             .92
  Distributions to Shareholders from:
   Net Investment Income                                      --              --            (.08)           (.80)           (.18)
   Net Realized Capital Gains                                 --              --              --              --              --
                                                    ------------    ------------    ------------    ------------    ------------
  Net Increase (Decrease) in Net Asset Value                (.58)          (1.80)           1.28             .20             .74
                                                    ------------    ------------    ------------    ------------    ------------
NET ASSET VALUE--END OF YEAR                        $       5.19    $       5.77    $       7.57    $       6.29    $       6.09
                                                    ============    ============    ============    ============    ============
TOTAL INVESTMENT RETURN                                   (10.05)%        (23.78)%         21.64%          14.99%          16.05%
RATIOS TO AVERAGE NET ASSETS:
  Gross Expenses                                            1.62%           1.67%           1.79%           1.89%           1.59%
  Net Expenses                                              1.62%           1.67%           1.79%           1.89%           1.59%
  Net Investment Income (Loss)                             (0.28)%         (0.59)%         (0.24)%          1.85%           4.02%
SUPPLEMENTARY DATA:
  Net Assets, End of Period (000's omitted)         $     19,076    $     17,822    $     36,195    $     18,997    $     31,829

+    CALCULATED USING THE AVERAGE DAILY SHARES OUTSTANDING FOR THE PERIOD.

OTC FUND
FINANCIAL HIGHLIGHTS

                                                            YEAR            YEAR            YEAR            YEAR            YEAR
                                                           ENDED           ENDED           ENDED           ENDED           ENDED
                                                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,
                                                            2004            2003            2002            2001            2000
--------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE--
  BEGINNING OF YEAR                                 $      13.16    $       9.05    $      14.80    $      22.83    $      38.52
                                                    ------------    ------------    ------------    ------------    ------------
  Net Investment Loss+                                      (.02)           (.13)           (.17)           (.23)           (.44)
  Net Realized and Unrealized Gains (Losses) on
   Securities                                               1.25            4.24           (5.58)          (7.80)         (13.50)
                                                    ------------    ------------    ------------    ------------    ------------
  Net Increase (Decrease) in Net Asset
   Value Resulting from Operations                          1.23            4.11           (5.75)          (8.03)         (13.94)
  Distributions to Shareholders from:
   Net Realized Capital Gains                                 --              --              --              --           (1.75)
                                                    ------------    ------------    ------------    ------------    ------------
  Net Increase (Decrease) in Net Asset Value                1.23            4.11           (5.75)          (8.03)         (15.69)
                                                    ------------    ------------    ------------    ------------    ------------
NET ASSET VALUE--END OF YEAR                        $      14.39    $      13.16    $       9.05    $      14.80    $      22.83
                                                    ============    ============    ============    ============    ============
TOTAL INVESTMENT RETURN                                     9.35%          45.41%         (38.85)%        (35.17)%        (38.19)%
RATIOS TO AVERAGE NET ASSETS:
  Gross Expenses                                            1.47%           1.53%           1.74%           1.45%           1.46%
  Net Expenses                                              1.47%           1.53%           1.74%           1.45%           1.46%
  Net Investment Loss                                      (0.17)          (1.20)%         (1.58)%         (1.31)%         (1.23)%
SUPPLEMENTARY DATA:
  Portfolio Turnover Rate*                                   418%            482%            183%            139%            324%
  Net Assets, End of Period (000's omitted)         $    191,476    $    127,836    $     77,635    $    164,619    $    420,674

+    CALCULATED USING THE AVERAGE DAILY SHARES OUTSTANDING FOR THE PERIOD.

* PORTFOLIO TURNOVER RATIO IS CALCULATED WITHOUT REGARD TO SHORT-TERM SECURITIES HAVING A MATURITY OF LESS THAN ONE YEAR.

                                                                          ARKTOS
                                                                           FUND
                                               ------------------------------------------------------------
                                                       YEAR            YEAR            YEAR          PERIOD
                                                      ENDED           ENDED           ENDED           ENDED
                                               DECEMBER 31,    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,
                                                       2004            2003            2002           2001*
-----------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE--
  BEGINNING OF PERIOD                          $      24.09    $      39.04    $      29.48    $      25.00
                                               ------------    ------------    ------------    ------------
  Net Investment Income (Loss)+                        (.08)           (.22)           (.19)            .03
  Net Realized and Unrealized Gains
   on Securities                                      (2.77)         (14.33)          10.22            4.45
                                               ------------    ------------    ------------    ------------
  Net Increase in Net Asset Value
   Resulting from Operations                          (2.85)         (14.55)          10.03            4.48
  Distributions to Shareholders from:
   Net Investment Income                                 --              --            (.47)             --
   Net Realized Capital Gains                            --            (.40)             --              --
   Total Distributions                                   --            (.40)           (.47)             --
                                               ------------    ------------    ------------    ------------
  Net Increase (Decrease) in Net Asset Value          (2.85)         (14.95)           9.56            4.48
                                               ------------    ------------    ------------    ------------
NET ASSET VALUE--END OF PERIOD                 $      21.24    $      24.09    $      39.04    $      29.48
                                               ============    ============    ============    ============
TOTAL INVESTMENT RETURN                              (11.83)%        (37.37)%         33.85%          17.92%
RATIOS TO AVERAGE NET ASSETS:
  Gross Expenses                                       1.64%           1.68%           1.77%           2.23%**
  Net Expenses                                         1.64%           1.68%           1.77%           2.23%**
  Net Investment Income (Loss)                        (0.35)%         (0.73)%         (0.49)%          0.10%**
SUPPLEMENTARY DATA:
  Portfolio Turnover Rate***                             --              --              --              --
  Net Assets, End of Period (000's omitted).   $     23,928    $     34,563    $     24,229    $      5,955

                                                                         TITAN 500
                                                                           FUND
                                               ------------------------------------------------------------
                                                       YEAR            YEAR            YEAR          PERIOD
                                                      ENDED           ENDED           ENDED           ENDED
                                               DECEMBER 31,    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,
                                                       2004            2003            2002           2001*
-----------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE--
  BEGINNING OF PERIOD                          $      21.59    $      16.09    $      29.87    $      25.00
                                               ------------    ------------    ------------    ------------
  Net Investment Income (Loss)+                         .02            (.11)           (.09)           (.25)
  Net Realized and Unrealized Gains
   on Securities                                       2.98            8.95          (13.65)           5.12
                                               ------------    ------------    ------------    ------------
  Net Increase in Net Asset Value
   Resulting from Operations                           3.00            8.84          (13.74)           4.87
  Distributions to Shareholders from:
   Net Investment Income                                 --              --              --              --
   Net Realized Capital Gains                         (4.76)          (3.34)           (.04)             --
   Total Distributions                                (4.76)          (3.34)           (.04)             --
                                               ------------    ------------    ------------    ------------
  Net Increase (Decrease) in Net Asset Value          (1.76)           5.50          (13.78)           4.87
                                               ------------    ------------    ------------    ------------
NET ASSET VALUE--END OF PERIOD                 $      19.83    $      21.59    $      16.09    $      29.87
                                               ============    ============    ============    ============
TOTAL INVESTMENT RETURN                               16.90%          54.94%         (46.00)%         19.48%
RATIOS TO AVERAGE NET ASSETS:
  Gross Expenses                                       1.65%           1.69%           1.74%           2.22%**
  Net Expenses                                         1.65%           1.69%           1.74%           2.22%**
  Net Investment Income (Loss)                         0.09%          (0.55)%         (0.49)%         (1.11)%**
SUPPLEMENTARY DATA:
  Portfolio Turnover Rate***                            974%          1,085%             --              --
  Net Assets, End of Period (000's omitted).   $     29,053    $     30,428    $      2,122    $        311

+    CALCULATED USING THE AVERAGE DAILY SHARES OUTSTANDING FOR THE PERIOD.

* SINCE THE COMMENCEMENT OF OPERATIONS: MAY 21, 2001-ARKTOS FUND; OCTOBER 1, 2001-TITAN 500 FUND.

**   ANNUALIZED

*** PORTFOLIO TURNOVER RATIO IS CALCULATED WITHOUT REGARD TO SHORT-TERM SECURITIES HAVING A MATURITY OF LESS THAN ONE YEAR.

VELOCITY 100 FUND
FINANCIAL HIGHLIGHTS

                                                                      YEAR            YEAR            YEAR          PERIOD
                                                                     ENDED           ENDED           ENDED           ENDED
                                                              DECEMBER 31,    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,
                                                                      2004            2003            2002           2001*
--------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE--
  BEGINNING OF PERIOD                                         $      21.73    $      11.90    $      38.97    $      25.00
                                                              ------------    ------------    ------------    ------------
  Net Investment Income (Loss)+                                       (.06)           (.21)           (.13)           (.59)
  Net Realized and Unrealized Gains on Securities.                    2.76           11.95          (26.94)          14.56
                                                              ------------    ------------    ------------    ------------
  Net Increase in Net Asset Value Resulting from Operations           2.70           11.74          (27.07)          13.97
  Distributions to Shareholders from:
   Net Investment Income                                              (.97)             --              --              --
   Net Realized Capital Gains                                         (.06)          (1.91)             --              --
   Return of Capital                                                  (.31)             --              --              --
   Total Distributions                                               (1.34)          (1.91)             --              --
                                                              ------------    ------------    ------------    ------------
  Net Increase in Net Asset Value                                     1.36            9.83          (27.07)          13.97
                                                              ------------    ------------    ------------    ------------
NET ASSET VALUE--END OF PERIOD                                $      23.09    $      21.73    $      11.90    $      38.97
                                                              ============    ============    ============    ============
TOTAL INVESTMENT RETURN                                              14.21%          98.63%         (69.46)%         55.88%
RATIOS TO AVERAGE NET ASSETS:
  Gross Expenses                                                      1.65%           1.71%           1.77%           2.34%**
  Net Expenses                                                        1.65%           1.71%           1.77%           2.34%**
  Net Investment Income (Loss)                                       (0.29)%         (1.10)%         (0.79)%         (1.77)%**
SUPPLEMENTARY DATA:
  Portfolio Turnover Rate***                                           662%            959%             --              --
  Net Assets, End of Period (000's omitted).                  $     57,599    $     40,632    $      3,346    $        477

+    CALCULATED USING THE AVERAGE DAILY SHARES OUTSTANDING FOR THE PERIOD.

*    SINCE THE COMMENCEMENT OF OPERATIONS: OCTOBER 1, 2001-VELOCITY 100 FUND.

**   ANNUALIZED

*** PORTFOLIO TURNOVER RATIO IS CALCULATED WITHOUT REGARD TO SHORT-TERM SECURITIES HAVING A MATURITY OF LESS THAN ONE YEAR.

                                                                          MEDIUS
                                                                           FUND
                                               ------------------------------------------------------------
                                                       YEAR            YEAR            YEAR          PERIOD
                                                      ENDED           ENDED           ENDED           ENDED
                                               DECEMBER 31,    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,
                                                       2004            2003            2002           2001*
-----------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE--
  BEGINNING OF PERIOD                          $      24.74    $      17.77    $      31.21    $      25.00
                                               ------------    ------------    ------------    ------------
  Net Investment Income (Loss)+                        (.09)           (.12)           (.12)           (.20)
  Net Realized and Unrealized Gains
   (Losses) on Securities.                             4.96            9.44           (7.18)           6.88
                                               ------------    ------------    ------------    ------------
  Net Increase (Decrease) in Net Asset Value
   Resulting from Operations                           4.87            9.32           (7.30)           6.68
  Distributions to Shareholders from:
   Net Investment Income                                 --              --              --              --
   Net Realized Capital Gains                         (3.11)          (2.35)          (6.14)           (.47)
   Total Distributions                                (3.11)          (2.35)          (6.14)           (.47)
                                               ------------    ------------    ------------    ------------
  Net Increase (Decrease) in Net Asset Value           1.76            6.97          (13.44)           6.21
                                               ------------    ------------    ------------    ------------
NET ASSET VALUE--END OF PERIOD                 $      26.50    $      24.74    $      17.77    $      31.21
                                               ============    ============    ============    ============
TOTAL INVESTMENT RETURN                               22.14%          52.43%         (24.44)%         26.67%
RATIOS TO AVERAGE NET ASSETS:
  Gross Expenses                                       1.64%           1.70%           1.75%           2.27%**
  Net Expenses                                         1.64%           1.70%           1.75%           2.27%**
  Net Investment Income (Loss)                        (0.37)%         (0.54)%         (0.49)%         (0.87)%**
SUPPLEMENTARY DATA:
  Portfolio Turnover Rate***                            866%          1,665%          4,320%          3,707%
  Net Assets, End of Period (000's omitted).   $     34,162    $     18,544    $      6,707    $        754

                                                                          MEKROS
                                                                           FUND
                                               ------------------------------------------------------------
                                                       YEAR            YEAR            YEAR          PERIOD
                                                      ENDED           ENDED           ENDED           ENDED
                                               DECEMBER 31,    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,
                                                       2004            2003            2002           2001*
-----------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE--
  BEGINNING OF PERIOD                          $      29.75    $      20.11    $      31.91    $      25.00
                                               ------------    ------------    ------------    ------------
  Net Investment Income (Loss)+                        (.10)           (.18)           (.17)           (.31)
  Net Realized and Unrealized Gains
   (Losses) on Securities.                             6.95           13.11          (11.08)           7.56
                                               ------------    ------------    ------------    ------------
  Net Increase (Decrease) in Net Asset Value
   Resulting from Operations                           6.85           12.93          (11.25)           7.25
  Distributions to Shareholders from:
   Net Investment Income                                 --              --              --              --
   Net Realized Capital Gains                         (2.95)          (3.29)           (.55)           (.34)
   Total Distributions                                (2.95)          (3.29)           (.55)           (.34)
                                               ------------    ------------    ------------    ------------
  Net Increase (Decrease) in Net Asset Value           3.90            9.64          (11.80)           6.91
                                               ------------    ------------    ------------    ------------
NET ASSET VALUE--END OF PERIOD                 $      33.65    $      29.75    $      20.11    $      31.91
                                               ============    ============    ============    ============
TOTAL INVESTMENT RETURN                               25.20%          64.28%         (35.45)%         28.97%
RATIOS TO AVERAGE NET ASSETS:
  Gross Expenses                                       1.65%           1.70%           1.74%           2.26%**
  Net Expenses                                         1.65%           1.70%           1.74%           2.26%**
  Net Investment Income (Loss)                        (0.32)%         (0.66)%         (0.70)%         (0.96)%**
SUPPLEMENTARY DATA:
  Portfolio Turnover Rate***                          1,171%          1,135%          1,940%            848%
  Net Assets, End of Period (000's omitted).   $    112,649    $    122,995    $     12,947    $      8,524

+    CALCULATED USING THE AVERAGE DAILY SHARES OUTSTANDING FOR THE PERIOD.

* SINCE THE COMMENCEMENT OF OPERATIONS: OCTOBER 1, 2001-MEDIUS FUND AND MEKROS FUND.

**   ANNUALIZED

*** PORTFOLIO TURNOVER RATIO IS CALCULATED WITHOUT REGARD TO SHORT-TERM SECURITIES HAVING A MATURITY OF LESS THAN ONE YEAR.

U.S. GOVERNMENT BOND FUND
FINANCIAL HIGHLIGHTS

                                                            YEAR            YEAR            YEAR            YEAR            YEAR
                                                           ENDED           ENDED           ENDED           ENDED           ENDED
                                                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,
                                                            2004            2003            2002            2001            2000
--------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE--
  BEGINNING OF PERIOD                               $      11.67    $      13.08    $      11.44    $      11.80    $      10.17
                                                    ------------    ------------    ------------    ------------    ------------
  Net Investment Income (Loss)+                              .40             .41             .44             .37             .38
  Net Realized and Unrealized Gains
   (Losses) on Securities                                    .54            (.52)           1.64            (.36)           1.63
                                                    ------------    ------------    ------------    ------------    ------------
  Net Increase (Decrease) in Net Asset Value
   Resulting from Operations                                 .94            (.11)           2.08             .01            2.01
  Distributions to Shareholders from:
   Net Investment Income                                    (.40)           (.41)           (.44)           (.37)           (.38)
   Net Realized Capital Gains                               (.33)           (.89)             --              --              --
   Total Distributions                                      (.73)          (1.30)           (.44)           (.37)           (.38)
                                                    ------------    ------------    ------------    ------------    ------------
  Net Increase (Decrease) in Net Asset Value                 .21           (1.41)           1.64            (.36)           1.63
                                                    ------------    ------------    ------------    ------------    ------------
NET ASSET VALUE--END OF PERIOD                      $      11.88    $      11.67    $      13.08    $      11.44    $      11.80
                                                    ============    ============    ============    ============    ============
TOTAL INVESTMENT RETURN                                     8.42%          (0.64)%         18.62%           0.08%          20.16%
RATIOS TO AVERAGE NET ASSETS:
  Gross Expenses                                            1.21%           1.23%           1.24%           2.37%           1.89%
  Net Expenses                                              1.21%           1.23%           1.24%           2.01%           1.89%
  Operating Expenses++                                      1.21%           1.23%           1.24%           2.01%           1.89%
  Net Investment Income (Loss)                              3.36%           3.26%           3.65%           3.22%           3.47%
SUPPLEMENTARY DATA:
  Portfolio Turnover Rate*                                 1,318%          1,272%          1,239%          1,247%          1,505%
  Net Assets, End of Period (000's omitted)         $     48,709    $     65,358    $     25,190    $      4,521    $      5,011

+    CALCULATED USING THE AVERAGE DAILY SHARES OUTSTANDING FOR THE PERIOD.

++   OPERATING EXPENSES EXCLUDE INTEREST EXPENSE FROM SECURITIES SOLD SHORT.

* PORTFOLIO TURNOVER RATIO IS CALCULATED WITHOUT REGARD TO SHORT-TERM SECURITIES HAVING A MATURITY OF LESS THAN ONE YEAR.

JUNO FUND
FINANCIAL HIGHLIGHTS

                                                                                            YEAR          PERIOD
                                                                                           ENDED           ENDED
                                                                                    DECEMBER 31,    DECEMBER 31,
                                                                                            2004           2003*
----------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE--
  BEGINNING OF PERIOD                                                               $      24.82    $      25.00
                                                                                    ------------    ------------
  Net Investment Loss+                                                                      (.66)           (.13)
  Net Realized and Unrealized Gains (Losses) on Securities                                 (1.98)           (.05)
                                                                                    ------------    ------------
  Net Increase (Decrease) in Net Asset Value Resulting from Operations                     (2.64)           (.18)
  Distributions to Shareholders from:
   Net Investment Income                                                                      --              --
   Net Realized Capital Gains                                                               (.23)             --
   Total Distributions                                                                      (.23)             --
                                                                                    ------------    ------------
  Net Increase (Decrease) in Net Asset Value                                               (2.87)           (.18)
                                                                                    ------------    ------------
NET ASSET VALUE--END OF PERIOD                                                      $      21.95    $      24.82
                                                                                    ============    ============
TOTAL INVESTMENT RETURN                                                                   (10.67)%         (0.72)%
RATIOS TO AVERAGE NET ASSETS:
  Gross Expenses                                                                            5.02%           1.69%**
  Net Expenses                                                                              5.02%           1.69%**
  Operating Expenses++                                                                      1.63%           1.69%**
  Net Investment Income                                                                    (2.86)%         (0.74)%**
SUPPLEMENTARY DATA:
  Net Assets, End of Period (000's omitted)                                         $     41,098    $     22,355

+    CALCULATED USING THE AVERAGE DAILY SHARES OUTSTANDING FOR THE PERIOD.

++   OPERATING EXPENSES EXCLUDE INTEREST EXPENSE FROM SECURITIES SOLD SHORT.

*    SINCE THE COMMENCEMENT OF OPERATIONS: MAY 1, 2003-JUNO FUND.

**   ANNUALIZED.

                                                                         LARGE-CAP
                                                                        EUROPE FUND
                                               ------------------------------------------------------------
                                                       YEAR            YEAR            YEAR          PERIOD
                                                      ENDED           ENDED           ENDED           ENDED
                                               DECEMBER 31,    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,
                                                       2004            2003            2002           2001*
-----------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE--
  BEGINNING OF PERIOD                          $      22.87    $      19.52    $      28.01    $      25.00
                                               ------------    ------------    ------------    ------------
  Net Investment Loss+                                 (.05)           (.17)           (.09)           (.16)
  Net Realized and Unrealized Gains
   (Losses) on Securities                              3.71            8.58           (7.84)           3.17
                                               ------------    ------------    ------------    ------------
  Net Increase (Decrease) in Net Asset Value
   Resulting from Operations                           3.66            8.41           (7.93)           3.01
  Distributions to Shareholders from:
   Net Investment Income                              (3.82)             --            (.01)             --
   Net Realized Capital Gains                          (.09)          (5.06)           (.55)             --
   Total Distributions                                (3.91)          (5.06)           (.56)             --
                                               ------------    ------------    ------------    ------------
  Net Increase (Decrease) in Net Asset Value           (.25)           3.35           (8.49)           3.01
                                               ------------    ------------    ------------    ------------
NET ASSET VALUE--END OF PERIOD                 $      22.62    $      22.87    $      19.52    $      28.01
                                               ============    ============    ============    ============
TOTAL INVESTMENT RETURN                               16.15%          43.08%         (28.35)%         12.04%
RATIOS TO AVERAGE NET ASSETS:
  Gross Expenses                                       1.64%           1.70%           1.78%           2.17%**
  Net Expenses                                         1.64%           1.70%           1.78%           2.17%**
  Net Investment Loss                                 (0.23)%         (0.75)%         (0.41)%         (0.55)%**
SUPPLEMENTARY DATA:
  Net Assets, End of Period (000's omitted)    $     54,994    $     38,443    $      3,082    $      1,322

                                                                         LARGE-CAP
                                                                         JAPAN FUND
                                               ------------------------------------------------------------
                                                       YEAR            YEAR            YEAR          PERIOD
                                                      ENDED           ENDED           ENDED           ENDED
                                               DECEMBER 31,    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,
                                                       2004            2003            2002           2001*
-----------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE--
  BEGINNING OF PERIOD                          $      25.17    $      18.29    $      21.91    $      25.00
                                               ------------    ------------    ------------    ------------
  Net Investment Loss+                                 (.14)           (.16)           (.08)           (.16)
  Net Realized and Unrealized Gains
   (Losses) on Securities                              2.74            7.04           (3.46)          (2.93)
                                               ------------    ------------    ------------    ------------
  Net Increase (Decrease) in Net Asset Value
   Resulting from Operations                           2.60            6.88           (3.54)          (3.09)
  Distributions to Shareholders from:
   Net Investment Income                                 --              --              --              --
   Net Realized Capital Gains                            --              --            (.08)             --
   Total Distributions                                   --              --            (.08)             --
                                               ------------    ------------    ------------    ------------
  Net Increase (Decrease) in Net Asset Value           2.60            6.88           (3.62)          (3.09)
                                               ------------    ------------    ------------    ------------
NET ASSET VALUE--END OF PERIOD                 $      27.77    $      25.17    $      18.29    $      21.91
                                               ============    ============    ============    ============
TOTAL INVESTMENT RETURN                               10.33%          37.62%         (16.20)%        (12.36)%
RATIOS TO AVERAGE NET ASSETS:
  Gross Expenses                                       1.63%           1.69%           1.80%           2.23%**
  Net Expenses                                         1.63%           1.69%           1.80%           2.23%**
  Net Investment Loss                                 (0.50)%         (0.75)%         (0.38)%         (0.62)%**
SUPPLEMENTARY DATA:
  Net Assets, End of Period (000's omitted)    $     14,228    $     11,541    $      3,590    $        643

+    CALCULATED USING THE AVERAGE DAILY SHARES OUTSTANDING FOR THE PERIOD.

* SINCE THE COMMENCEMENT OF OPERATIONS: OCTOBER 1, 2001-LARGE-CAP EUROPE FUND, LARGE-CAP JAPAN FUND.

**   ANNUALIZED

                                                                                             SECTOR
                                                                                            ROTATION
                                                                                              FUND
                                                                          --------------------------------------------
                                                                                  YEAR            YEAR          PERIOD
                                                                                 ENDED           ENDED           ENDED
                                                                          DECEMBER 31,    DECEMBER 31,    DECEMBER 31,
                                                                                  2004            2003           2002*
----------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE--
  BEGINNING OF PERIOD                                                     $      10.08    $       7.76    $      10.00
                                                                          ------------    ------------    ------------
  Net Investment Income (Loss)+                                                   (.05)           (.07)           (.01)
  Net Realized and Unrealized Gains (Losses) on Securities                        1.13            2.39           (2.23)
                                                                          ------------    ------------    ------------
  Net Increase (Decrease) in Net Asset Value Resulting from Operations            1.08            2.32           (2.24)
  Distributions to Shareholders from:
   Net Investment Income                                                            --              --              --
                                                                          ------------    ------------    ------------
  Net Increase (Decrease) in Net Asset Value                                      1.08            2.32           (2.24)
                                                                          ------------    ------------    ------------
NET ASSET VALUE--END OF PERIOD                                            $      11.16    $      10.08    $       7.76
                                                                          ============    ============    ============
TOTAL INVESTMENT RETURN                                                          10.71%          29.97%         (22.40)%
RATIOS TO AVERAGE NET ASSETS:
  Gross Expenses                                                                  1.63%           1.70%           1.69%**
  Net Expenses                                                                    1.63%           1.70%           1.69%**
  Net Investment Income (Loss)                                                   (0.52)%         (0.78)%         (0.16)%**
SUPPLEMENTARY DATA:
  Portfolio Turnover Rate***                                                       333%           401%             357%
  Net Assets, End of Period (000's omitted)                               $     27,747    $     20,594    $      6,669

+    CALCULATED USING THE AVERAGE DAILY SHARES OUTSTANDING FOR THE PERIOD.

*    SINCE THE COMMENCEMENT OF OPERATIONS: MAY 1, 2002-SECTOR ROTATION FUND.

**   ANNUALIZED

*** PORTFOLIO TURNOVER RATIO IS CALCULATED WITHOUT REGARD TO SHORT-TERM SECURITIES HAVING A MATURITY OF LESS THAN ONE YEAR.

                                                                          BANKING
                                                                           FUND
                                               ------------------------------------------------------------
                                                       YEAR            YEAR            YEAR          PERIOD
                                                      ENDED           ENDED           ENDED           ENDED
                                               DECEMBER 31,    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,
                                                       2004            2003            2002           2001*
-----------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE--
  BEGINNING OF PERIOD                          $      32.50    $      24.95    $      25.21    $      25.00
                                               ------------    ------------    ------------    ------------
  Net Investment Income (Loss)+                         .35             .36             .28             .45
  Net Realized and Unrealized Gains
   (Losses) on Securities                              4.38            7.52            (.47)           (.24)
                                               ------------    ------------    ------------    ------------
  Net Increase (Decrease) in Net Asset Value
   Resulting from Operations                           4.73            7.88            (.19)            .21
  Distributions to Shareholders from:
   Net Investment Income                               (.11)           (.33)           (.07)             --
   Net Realized Capital Gains                          (.83)             --              --              --
   Total Distributions                                 (.94)           (.33)           (.07)             --
                                               ------------    ------------    ------------    ------------
  Net Increase (Decrease) in Net Asset Value           3.79            7.55            (.26)            .21
                                               ------------    ------------    ------------    ------------
NET ASSET VALUE--END OF PERIOD                 $      36.29    $      32.50    $      24.95    $      25.21
                                               ============    ============    ============    ============
TOTAL INVESTMENT RETURN                               14.74%          31.74%          (0.78)%          0.84%
RATIOS TO AVERAGE NET ASSETS:
  Gross Expenses                                       1.59%           1.65%           1.67%           1.99%**
  Net Expenses                                         1.59%           1.65%           1.67%           1.99%**
  Net Investment Gain (Loss)                           1.02%           1.24%           1.10%           1.80%**
SUPPLEMENTARY DATA:
  Portfolio Turnover Rate***                            884%          1,268%          1,813%            605%
  Net Assets, End of Period (000's omitted)    $     21,920    $     17,115    $      5,008    $        630

                                                                           BASIC
                                                                         MATERIALS
                                                                           FUND
                                               ------------------------------------------------------------
                                                       YEAR            YEAR            YEAR          PERIOD
                                                      ENDED           ENDED           ENDED           ENDED
                                               DECEMBER 31,    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,
                                                       2004            2003            2002           2001*
-----------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE--
  BEGINNING OF PERIOD                          $      27.69    $      21.07    $      24.21    $      25.00
                                               ------------    ------------    ------------    ------------
  Net Investment Income (Loss)+                         .09             .04             .09             .22
  Net Realized and Unrealized Gains
   (Losses) on Securities                              5.58            6.59           (3.17)          (1.01)
                                               ------------    ------------    ------------    ------------
  Net Increase (Decrease) in Net Asset Value
   Resulting from Operations                           5.67            6.63           (3.08)           (.79)
  Distributions to Shareholders from:
   Net Investment Income                               (.01)           (.01)           (.06)             --
   Net Realized Capital Gains                          (.69)             --              --              --
   Total Distributions                                 (.70)           (.01)           (.06)             --
                                               ------------    ------------    ------------    ------------
  Net Increase (Decrease) in Net Asset Value           4.97            6.62           (3.14)           (.79)
                                               ------------    ------------    ------------    ------------
NET ASSET VALUE--END OF PERIOD                 $      32.66    $      27.69    $      21.07    $      24.21
                                               ============    ============    ============    ============
TOTAL INVESTMENT RETURN                               20.83%          31.46%         (12.75)%         (3.16)%
RATIOS TO AVERAGE NET ASSETS:
  Gross Expenses                                       1.59%           1.67%           1.75%           1.95%**
  Net Expenses                                         1.59%           1.67%           1.75%           1.95%**
  Net Investment Gain (Loss)                           0.30%           0.17%           0.38%           0.85%**
SUPPLEMENTARY DATA:
  Portfolio Turnover Rate***                            725%          1,175%          1,848%            929%
  Net Assets, End of Period (000's omitted)    $     46,162    $     44,561    $        901    $        929

+    CALCULATED USING THE AVERAGE DAILY SHARES OUTSTANDING FOR THE PERIOD.

* SINCE THE COMMENCEMENT OF OPERATIONS: MAY 2, 2001-BANKING FUND, AND BASIC MATERIALS FUND.

**   ANNUALIZED

*** PORTFOLIO TURNOVER RATIO IS CALCULATED WITHOUT REGARD TO SHORT-TERM SECURITIES HAVING A MATURITY OF LESS THAN ONE YEAR.

BIOTECHNOLOGY FUND
FINANCIAL HIGHLIGHTS

                                                                      YEAR            YEAR            YEAR          PERIOD
                                                                     ENDED           ENDED           ENDED           ENDED
                                                              DECEMBER 31,    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,
                                                                      2004            2003            2002           2001*
--------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE--
  BEGINNING OF PERIOD                                         $      19.10    $      13.44    $      24.67    $      25.00
                                                              ------------    ------------    ------------    ------------
  Net Investment Income (Loss)+                                       (.29)           (.28)           (.28)           (.55)
  Net Realized and Unrealized Gains (Losses) on Securities             .50            5.94          (10.91)            .22
                                                              ------------    ------------    ------------    ------------
  Net Increase (Decrease) in Net Asset Value Resulting from
   Operations                                                          .21            5.66          (11.19)           (.33)
  Distributions to Shareholders from:
   Net Investment Income                                                --              --              --              --
   Net Realized Capital Gains                                           --              --            (.04)             --
   Total Distributions                                                  --              --            (.04)             --
                                                              ------------    ------------    ------------    ------------
  Net Increase (Decrease) in Net Asset Value                           .21            5.66          (11.23)           (.33)
                                                              ------------    ------------    ------------    ------------
NET ASSET VALUE--END OF PERIOD                                $      19.31    $      19.10    $      13.44    $      24.67
                                                              ============    ============    ============    ============
TOTAL INVESTMENT RETURN                                               1.10%          42.11%         (45.35)%         (1.32)%
RATIOS TO AVERAGE NET ASSETS:
  Gross Expenses                                                      1.59%           1.64%           1.79%           2.27%**
  Net Expenses                                                        1.59%           1.64%           1.79%           2.27%**
  Net Investment Gain (Loss)                                         (1.51)%         (1.61)%         (1.76)%         (2.24)%**
SUPPLEMENTARY DATA:
  Portfolio Turnover Rate***                                         1,169%          1,475%          3,483%            720%
  Net Assets, End of Period (000's omitted)                   $      6,588    $     12,557    $      3,575    $      1,959

+    CALCULATED USING THE AVERAGE DAILY SHARES OUTSTANDING FOR THE PERIOD.

*    SINCE THE COMMENCEMENT OF OPERATIONS: MAY 2, 2001-BIOTECHNOLOGY FUND.

**   ANNUALIZED

*** PORTFOLIO TURNOVER RATIO IS CALCULATED WITHOUT REGARD TO SHORT-TERM SECURITIES HAVING A MATURITY OF LESS THAN ONE YEAR.

                                                                         CONSUMER
                                                                         PRODUCTS
                                                                           FUND
                                               ------------------------------------------------------------
                                                       YEAR            YEAR            YEAR          PERIOD
                                                      ENDED           ENDED           ENDED           ENDED
                                               DECEMBER 31,    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,
                                                       2004            2003            2002           2001*
-----------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE--
  BEGINNING OF PERIOD                          $      29.39    $      24.36    $      25.32    $      25.00
                                               ------------    ------------    ------------    ------------
  Net Investment Income (Loss)+                         .11             .01             .04             .05
  Net Realized and Unrealized Gains
   (Losses) on Securities                              3.78            5.29            (.95)            .27
                                               ------------    ------------    ------------    ------------
  Net Increase (Decrease) in Net Asset Value
   Resulting from Operations                           3.89            5.30            (.91)            .32
  Distributions to Shareholders from:
   Net Investment Income                               (.01)           (.02)           (.01)             --
   Net Realized Capital Gains                          (.32)           (.25)           (.04)             --
   Total Distributions                                 (.33)           (.27)           (.05)             --
                                               ------------    ------------    ------------    ------------
  Net Increase (Decrease) in Net Asset Value           3.56            5.03            (.96)            .32
                                               ------------    ------------    ------------    ------------
NET ASSET VALUE--END OF PERIOD                 $      32.95    $      29.39    $      24.36    $      25.32
                                               ============    ============    ============    ============
TOTAL INVESTMENT RETURN                               13.30%          21.86%          (3.61)%          1.28%
RATIOS TO AVERAGE NET ASSETS:
  Gross Expenses                                       1.59%           1.63%           1.72%           2.07%**
  Net Expenses                                         1.59%           1.63%           1.72%           2.07%**
  Net Investment Gain (Loss)                           0.36%           0.12%           0.18%           0.19%**
SUPPLEMENTARY DATA:
  Portfolio Turnover Rate***                            730%            936%            985%            285%
  Net Assets, End of Period (000's omitted)    $     24,433    $      8,818    $      6,153    $      1,305

                                                                        ELECTRONICS
                                                                           FUND
                                               ------------------------------------------------------------
                                                       YEAR            YEAR            YEAR          PERIOD
                                                      ENDED           ENDED           ENDED           ENDED
                                               DECEMBER 31,    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,
                                                       2004            2003            2002           2001*
-----------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE--
  BEGINNING OF PERIOD                          $      16.88    $       9.94    $      20.64    $      25.00
                                               ------------    ------------    ------------    ------------
  Net Investment Income (Loss)+                        (.20)           (.21)           (.24)           (.43)
  Net Realized and Unrealized Gains
   (Losses) on Securities                             (3.51)           7.15           (9.67)          (3.93)
                                               ------------    ------------    ------------    ------------
  Net Increase (Decrease) in Net Asset Value
   Resulting from Operations                          (3.71)           6.94           (9.91)          (4.36)
  Distributions to Shareholders from:
   Net Investment Income                                 --              --              --              --
   Net Realized Capital Gains                            --              --            (.79)             --
   Total Distributions                                   --              --            (.79)             --
                                               ------------    ------------    ------------    ------------
  Net Increase (Decrease) in Net Asset Value          (3.71)           6.94          (10.70)          (4.36)
                                               ------------    ------------    ------------    ------------
NET ASSET VALUE--END OF PERIOD                 $      13.17    $      16.88    $       9.94    $      20.64
                                               ============    ============    ============    ============
TOTAL INVESTMENT RETURN                              (21.98)%         69.82%         (48.21)%        (17.44)%
RATIOS TO AVERAGE NET ASSETS:
  Gross Expenses                                       1.59%           1.65%           1.84%           2.36%**
  Net Expenses                                         1.59%           1.65%           1.84%           2.36%**
  Net Investment Gain (Loss)                          (1.34)%         (1.51)%         (1.63)%         (2.13)%**
SUPPLEMENTARY DATA:
  Portfolio Turnover Rate***                          1,325%          1,264%          2,685%            466%
  Net Assets, End of Period (000's omitted)    $     12,289    $     27,918    $      4,384    $      1,423

+    CALCULATED USING THE AVERAGE DAILY SHARES OUTSTANDING FOR THE PERIOD.

* SINCE THE COMMENCEMENT OF OPERATIONS: MAY 29, 2001-CONSUMER PRODUCTS FUND; AUGUST 3, 2001-ELECTRONICS FUND.

**   ANNUALIZED

*** PORTFOLIO TURNOVER RATIO IS CALCULATED WITHOUT REGARD TO SHORT-TERM SECURITIES HAVING A MATURITY OF LESS THAN ONE YEAR.

ENERGY FUND
FINANCIAL HIGHLIGHTS

                                                                      YEAR            YEAR           YEAR          PERIOD
                                                                     ENDED           ENDED          ENDED           ENDED
                                                              DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                                                      2004            2003           2002           2001*
-------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE--
  BEGINNING OF PERIOD                                         $      22.45    $      18.25   $      21.10    $      25.00
                                                              ------------    ------------   ------------    ------------
  Net Investment Income (Loss)+                                        .01             .01           (.02)           (.11)
  Net Realized and Unrealized Gains (Losses) on Securities            7.23            4.19          (2.83)          (3.79)
                                                              ------------    ------------   ------------    ------------
  Net Increase (Decrease) in Net Asset Value Resulting from
   Operations                                                         7.24            4.20          (2.85)          (3.90)
  Distributions to Shareholders from:
   Net Investment Income                                               (--)^            --             --              --
   Net Realized Capital Gains                                         (.01)             --             --              --
   Total Distributions                                                (.01)             --             --              --
                                                              ------------    ------------   ------------    ------------
  Net Increase (Decrease) in Net Asset Value                          7.23            4.20          (2.85)          (3.90)
                                                              ------------    ------------   ------------    ------------
NET ASSET VALUE--END OF PERIOD                                $      29.68    $      22.45   $      18.25    $      21.10
                                                              ============    ============   ============    ============
TOTAL INVESTMENT RETURN                                              32.27%          23.01%        (13.51)%        (15.60)%
RATIOS TO AVERAGE NET ASSETS:
  Gross Expenses                                                      1.58%           1.66%          1.72%           2.05%**
  Net Expenses                                                        1.58%           1.66%          1.72%           2.05%**
  Net Investment Gain (Loss)                                          0.04%           0.04%         (0.13)%         (0.50)%**
SUPPLEMENTARY DATA:
  Portfolio Turnover Rate***                                           542%          1,225%         1,341%            478%
  Net Assets, End of Period (000's omitted)                   $     60,501    $     31,832   $      5,834    $      2,177

+    CALCULATED USING THE AVERAGE DAILY SHARES OUTSTANDING FOR THE PERIOD.

*    SINCE THE COMMENCEMENT OF OPERATIONS: MAY 29, 2001-ENERGY FUND.

**   ANNUALIZED

*** PORTFOLIO TURNOVER RATIO IS CALCULATED WITHOUT REGARD TO SHORT-TERM SECURITIES HAVING A MATURITY OF LESS THAN ONE YEAR.

^    LESS THAN $.01 PER SHARE. ACTUAL AMOUNT = $.00170.

                                                                           ENERGY
                                                                          SERVICES
                                                                            FUND
                                               ------------------------------------------------------------
                                                       YEAR            YEAR            YEAR          PERIOD
                                                      ENDED           ENDED           ENDED           ENDED
                                               DECEMBER 31,    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,
                                                       2004            2003            2002           2001*
-----------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE--
  BEGINNING OF PERIOD                          $      15.59    $      14.38    $      17.74    $      25.00
                                               ------------    ------------    ------------    ------------
  Net Investment Income (Loss)+                        (.22)           (.16)           (.17)           (.24)
  Net Realized and Unrealized Gains (Losses)
   on Securities                                       5.48            1.37           (2.08)          (7.02)
                                               ------------    ------------    ------------    ------------
  Net Increase (Decrease) in Net Asset Value
   Resulting from Operations                           5.26            1.21           (2.25)          (7.26)

  Distributions to Shareholders from:
   Net Investment Income                                 --              --              --              --
   Net Realized Capital Gains                            --              --           (1.11)             --
   Total Distributions                                   --              --           (1.11)             --
                                               ------------    ------------    ------------    ------------
  Net Increase (Decrease) in Net Asset Value           5.26            1.21           (3.36)          (7.26)
                                                               ------------    ------------    ------------
NET ASSET VALUE--END OF PERIOD                 $      20.85    $      15.59    $      14.38    $      17.74
                                               ============    ============    ============    ============
TOTAL INVESTMENT RETURN                               33.74%           8.41%         (12.07)%        (29.04)%
RATIOS TO AVERAGE NET ASSETS:
  Gross Expenses                                       1.58%           1.65%           1.71%           2.06%**
  Net Expenses                                         1.58%           1.65%           1.71%           2.06%**
  Net Investment Gain (Loss)                          (1.19)%         (1.13)%         (1.00)%         (1.26)%**
SUPPLEMENTARY DATA:
  Portfolio Turnover Rate***                            808%          2,691%          2,159%          3,182%
  Net Assets, End of Period (000's omitted)    $     29,316    $      7,754    $      4,427    $      1,551

                                                                         FINANCIAL
                                                                         SERVICES
                                                                           FUND
                                               ------------------------------------------------------------
                                                       YEAR            YEAR            YEAR          PERIOD
                                                      ENDED           ENDED           ENDED           ENDED
                                               DECEMBER 31,    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,
                                                      2004             2003            2002           2001*
-----------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE--
  BEGINNING OF PERIOD                          $      26.00    $      20.19    $      23.90    $      25.00
                                               ------------    ------------    ------------    ------------
  Net Investment Income (Loss)+                         .23             .14             .09            (.02)
  Net Realized and Unrealized Gains (Losses)
   on Securities                                       4.21            5.70           (3.69)          (1.08)
                                               ------------    ------------    ------------    ------------
  Net Increase (Decrease) in Net Asset Value
   Resulting from Operations                           4.44            5.84           (3.60)          (1.10)

  Distributions to Shareholders from:
   Net Investment Income                               (.06)           (.03)             --              --
   Net Realized Capital Gains                            --              --            (.11)             --
   Total Distributions                                 (.06)           (.03)           (.11)             --
                                               ------------    ------------    ------------    ------------
  Net Increase (Decrease) in Net Asset Value           4.38            5.81           (3.71)          (1.10)
                                               ------------    ------------    ------------    ------------
NET ASSET VALUE--END OF PERIOD                 $      30.38    $      26.00    $      20.19    $      23.90
                                               ============    ============    ============    ============
TOTAL INVESTMENT RETURN                               17.12%          28.92%         (15.10)%         (4.40)%
RATIOS TO AVERAGE NET ASSETS:
  Gross Expenses                                       1.59%           1.64%           1.85%           2.19%**
  Net Expenses                                         1.59%           1.64%           1.85%           2.19%**
  Net Investment Gain (Loss)                           0.84%           0.61%           0.41%          (0.11)%**
SUPPLEMENTARY DATA:
  Portfolio Turnover Rate***                            762%          2,039%          1,727%            315%
  Net Assets, End of Period (000's omitted)    $     45,180    $     15,581    $      2,748    $      2,607

+    CALCULATED USING THE AVERAGE DAILY SHARES OUTSTANDING FOR THE PERIOD.

* SINCE COMMENCEMENT OF OPERATIONS: MAY 2, 2001-ENERGY SERVICES FUND; JULY 20, 2001-FINANCIAL SERVICES FUND.

**   ANNUALIZED

*** PORTFOLIO TURNOVER RATIO IS CALCULATED WITHOUT REGARD TO SHORT-TERM SECURITIES HAVING A MATURITY OF LESS THAN ONE YEAR.

HEALTH CARE FUND
FINANCIAL HIGHLIGHTS

                                                       YEAR            YEAR            YEAR          PERIOD
                                                      ENDED           ENDED           ENDED           ENDED
                                               DECEMBER 31,    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,
                                                       2004            2003            2002           2001*
-----------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE--
  BEGINNING OF PERIOD                          $      24.28    $      18.71    $      23.82    $      25.00
                                               ------------    ------------    ------------    ------------
  Net Investment Income (Loss)+                        (.16)           (.19)           (.09)           (.30)
  Net Realized and Unrealized Gains (Losses)
   on Securities                                       1.65            5.76           (4.98)           (.88)
                                               ------------    ------------    ------------    ------------
  Net Increase (Decrease) in Net Asset Value
   Resulting from Operations                           1.49            5.57           (5.07)          (1.18)

  Distributions to Shareholders from:
   Net Investment Income                                 --              --              --              --
   Net Realized Capital Gains                          (.31)             --            (.04)             --
   Total Distributions                                 (.31)             --            (.04)             --
                                               ------------    ------------    ------------    ------------
  Net Increase (Decrease) in Net Asset Value           1.18            5.57           (5.11)          (1.18)
                                               ------------    ------------    ------------    ------------
NET ASSET VALUE--END OF PERIOD                 $      25.46    $      24.28    $      18.71    $      23.82
                                               ============    ============    ============    ============
TOTAL INVESTMENT RETURN                                6.22%          29.77%         (21.31)%         (4.72)%
RATIOS TO AVERAGE NET ASSETS:
  Gross Expenses                                       1.59%           1.64%           1.70%           2.23%**
  Net Expenses                                         1.59%           1.64%           1.70%           2.23%**
  Net Investment Gain (Loss)                          (0.67)%         (0.88)%         (0.45)%         (1.33)%**
SUPPLEMENTARY DATA:
  Portfolio Turnover Rate***                            629%          1,222%          1,617%            757%
  Net Assets, End of Period (000's omitted)    $     30,435    $     27,880     $     5,164    $        951

+    CALCULATED USING THE AVERAGE DAILY SHARES OUTSTANDING FOR THE PERIOD.

*    SINCE COMMENCEMENT OF OPERATIONS: JUNE 19, 2001-HEALTH CARE FUND.

**   ANNUALIZED

*** PORTFOLIO TURNOVER RATIO IS CALCULATED WITHOUT REGARD TO SHORT-TERM SECURITIES HAVING A MATURITY OF LESS THAN ONE YEAR.

                                                                         INTERNET
                                                                           FUND
                                             --------------------------------------------------------------
                                                       YEAR            YEAR            YEAR          PERIOD
                                                      ENDED           ENDED           ENDED           ENDED
                                               DECEMBER 31,    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,
                                                       2004            2003            2002           2001*
-----------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE--
  BEGINNING OF PERIOD                          $      14.68    $       8.93    $      15.76    $      25.00
                                               ------------    ------------    ------------    ------------
  Net Investment Loss+                                 (.23)           (.20)           (.17)           (.37)
  Net Realized and Unrealized Gains
   (Losses) on Securities                              2.56            5.95           (6.66)          (8.87)
                                               ------------    ------------    ------------    ------------
  Net Increase (Decrease) in Net Asset
   Value Resulting from Operations                     2.33            5.75           (6.83)          (9.24)

  Distributions to Shareholders from:
   Net Investment Income                                 --              --              --              --
   Net Realized Capital Gains                            --              --              --              --
   Total Distributions                                   --              --              --              --
                                               ------------    ------------    ------------    ------------
  Net Increase (Decrease) in Net Asset Value           2.33            5.75           (6.83)          (9.24)
                                               ------------    ------------    ------------    ------------
NET ASSET VALUE--END OF PERIOD                 $      17.01    $      14.68    $       8.93    $      15.76
                                               ============    ============    ============    ============
TOTAL INVESTMENT RETURN                               15.87%          64.39%         (43.34)%        (36.96)%
RATIOS TO AVERAGE NET ASSETS:
  Gross Expenses                                       1.58%           1.65%           1.75%           2.33%**
  Net Expenses                                         1.58%           1.65%           1.75%           2.33%**
  Net Investment Loss                                 (1.49)%         (1.59)%         (1.69)%         (2.29)%**
SUPPLEMENTARY DATA:
  Portfolio Turnover Rate***                            693%            957%          3,041%          2,341%
  Net Assets, End of Period (000's omitted)    $     36,922    $     25,101    $      3,703    $        891

                                                                         LEISURE
                                                                           FUND
                                             --------------------------------------------------------------
                                                       YEAR            YEAR            YEAR          PERIOD
                                                      ENDED           ENDED           ENDED           ENDED
                                               DECEMBER 31,    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,
                                                       2004            2003            2002           2001*
-----------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE--
  BEGINNING OF PERIOD                          $      20.80    $      15.42    $      18.09    $      25.00
                                               ------------    ------------    ------------    ------------
  Net Investment Loss+                                 (.17)           (.08)           (.18)           (.30)
  Net Realized and Unrealized Gains
   (Losses) on Securities                              5.07            5.46           (2.49)          (6.61)
                                               ------------    ------------    ------------    ------------
  Net Increase (Decrease) in Net Asset
   Value Resulting from Operations                     4.90            5.38           (2.67)          (6.91)

  Distributions to Shareholders from:
   Net Investment Income                                 --              --              --              --
   Net Realized Capital Gains                          (.31)             --              --              --
   Total Distributions                                 (.31)             --              --              --
                                               ------------    ------------    ------------    ------------
  Net Increase (Decrease) in Net Asset Value           4.59            5.38           (2.67)          (6.91)
                                               ------------    ------------    ------------    ------------
NET ASSET VALUE--END OF PERIOD                 $      25.39    $      20.80    $      15.42    $      18.09
                                               ============    ============    ============    ============
TOTAL INVESTMENT RETURN                               23.86%          34.89%         (14.76)%        (27.64)%
RATIOS TO AVERAGE NET ASSETS:
  Gross Expenses                                       1.58%           1.65%           1.74%           1.98%**
  Net Expenses                                         1.58%           1.65%           1.74%           1.98%**
  Net Investment Loss                                 (0.74)%         (0.41)%         (0.98)%         (1.49)%**
SUPPLEMENTARY DATA:
  Portfolio Turnover Rate***                            663%          1,353%          1,976%            269%
  Net Assets, End of Period (000's omitted)    $     51,755    $     30,016    $      2,015    $        804

+    CALCULATED USING THE AVERAGE DAILY SHARES OUTSTANDING FOR THE PERIOD.

* SINCE COMMENCEMENT OF OPERATIONS: MAY 24, 2001-INTERNET FUND; MAY 22, 2001-LEISURE FUND.

**   ANNUALIZED

*** PORTFOLIO TURNOVER RATIO IS CALCULATED WITHOUT REGARD TO SHORT-TERM SECURITIES HAVING A MATURITY OF LESS THAN ONE YEAR.

PRECIOUS METALS FUND
FINANCIAL HIGHLIGHTS

                                                            YEAR            YEAR            YEAR            YEAR            YEAR
                                                           ENDED           ENDED           ENDED           ENDED           ENDED
                                                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,
                                                            2004            2003            2002            2001            2000
--------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE--
  BEGINNING OF PERIOD                               $       9.99    $       7.09    $       4.87    $       4.31    $       5.43
                                                    ------------    ------------    ------------    ------------    ------------
  Net Investment Loss+                                      (.05)           (.03)           (.02)           (.04)           (.07)
  Net Realized and Unrealized Gains
   (Losses) on Securities                                  (1.37)           2.93            2.24             .60           (1.05)
                                                    ------------    ------------    ------------    ------------    ------------
  Net Increase (Decrease) in Net Asset
   Value Resulting from Operations                         (1.42)           2.90            2.22             .56           (1.12)
  Distributions to Shareholders from:
   Net Investment Income                                      --              --              --              --              --
   Net Realized Capital Gains                                 --              --              --              --              --
                                                    ------------    ------------    ------------    ------------    ------------
  Net Increase (Decrease) in Net Asset Value               (1.42)           2.90            2.22             .56           (1.12)
                                                    ------------    ------------    ------------    ------------    ------------
NET ASSET VALUE--END OF PERIOD                      $       8.57    $       9.99    $       7.09    $       4.87    $       4.31
                                                    ============    ============    ============    ============    ============
TOTAL INVESTMENT RETURN                                   (14.21)%         40.90%          45.59%          12.99%         (20.63)%
RATIOS TO AVERAGE NET ASSETS
  Gross Expenses                                            1.46%           1.54%           1.67%           2.18%           2.04%
  Net Expenses                                              1.46%           1.54%           1.67%           2.18%           2.04%
  Net Investment Loss                                      (0.54)%         (0.38)%         (0.29)%         (0.79)%         (1.45)%
SUPPLEMENTARY DATA:
  Portfolio Turnover Rate*                                   519%            658%          1,001%            957%            965%
  Net Assets, End of Period (000's omitted)         $     35,043    $     44,606    $     38,839    $        875    $      3,400

+    CALCULATED USING THE AVERAGE DAILY SHARES OUTSTANDING FOR THE PERIOD.

* PORTFOLIO TURNOVER RATIO IS CALCULATED WITHOUT REGARD TO SHORT-TERM SECURITIES HAVING A MATURITY OF LESS THAN ONE YEAR.

                                                                           REAL
                                                                       ESTATE FUND
                                             --------------------------------------------------------------
                                                       YEAR            YEAR            YEAR          PERIOD
                                                      ENDED           ENDED           ENDED           ENDED
                                               DECEMBER 31,    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,
                                                       2004            2003            2002           2001*
-----------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE--
  BEGINNING OF PERIOD                          $      30.25    $      24.96    $      25.77    $      25.00
                                               ------------    ------------    ------------    ------------
  Net Investment Income (Loss)+                        1.02             .94            1.97            1.44
  Net Realized and Unrealized Gains
   (Losses) on Securities                              7.79            6.62           (2.26)           (.42)
                                               ------------    ------------    ------------    ------------
  Net Increase (Decrease) in Net Asset Value
   Resulting from Operations                           8.81            7.56            (.29)           1.02
  Distributions to Shareholders from:
   Net Investment Income                               (.14)           (.85)           (.48)           (.25)
   Net Realized Capital Gains                          (.90)          (1.42)           (.04)             --
   Total Distributions                                (1.04)          (2.27)           (.52)           (.25)
                                               ------------    ------------    ------------    ------------
  Net Increase (Decrease) in Net Asset Value           7.77            5.29            (.81)            .77
                                               ------------    ------------    ------------    ------------
NET ASSET VALUE--END OF PERIOD                 $      38.02    $      30.25    $      24.96    $      25.77
                                               ============    ============    ============    ============
TOTAL INVESTMENT RETURN                               29.54%          30.31%          (1.12)%          4.09%

RATIOS TO AVERAGE NET ASSETS
  Gross Expenses                                       1.59%           1.64%           1.68%           2.31%**
  Net Expenses                                         1.59%           1.64%           1.68%           2.31%**
  Net Investment Income (Loss)                         3.06%           3.26%           7.60%           5.75%**
SUPPLEMENTARY DATA:
  Portfolio Turnover Rate***                          1,139%          1,478%          1,927%             17%
  Net Assets, End of Period (000's omitted)    $     26,915    $     12,183    $      1,902    $        162

                                                                        RETAILING
                                                                           FUND
                                             --------------------------------------------------------------
                                                       YEAR            YEAR            YEAR          PERIOD
                                                      ENDED           ENDED           ENDED           ENDED
                                               DECEMBER 31,    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,
                                                       2004            2003            2002           2001*
-----------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE--
  BEGINNING OF PERIOD                          $      25.99    $      19.29    $      25.65    $      25.00
                                               ------------    ------------    ------------    ------------
  Net Investment Income (Loss)+                        (.22)           (.25)           (.27)           (.38)
  Net Realized and Unrealized Gains
   (Losses) on Securities                              2.62            7.05           (5.30)           1.03
                                               ------------    ------------    ------------    ------------
  Net Increase (Decrease) in Net Asset Value
   Resulting from Operations                           2.40            6.80           (5.57)            .65
  Distributions to Shareholders from:
   Net Investment Income                                 --              --              --              --
   Net Realized Capital Gains                         (1.74)           (.10)           (.79)             --
   Total Distributions                                (1.74)           (.10)           (.79)             --
                                               ------------    ------------    ------------    ------------
  Net Increase (Decrease) in Net Asset Value            .66            6.70           (6.36)            .65
                                               ------------    ------------    ------------    ------------
NET ASSET VALUE--END OF PERIOD                 $      26.65    $      25.99    $      19.29    $      25.65
                                               ============    ============    ============    ============
TOTAL INVESTMENT RETURN                               10.06%          35.27%         (21.91)%          2.60%

RATIOS TO AVERAGE NET ASSETS
  Gross Expenses                                       1.58%           1.64%           1.81%           2.24%**
  Net Expenses                                         1.58%           1.64%           1.81%           2.24%**
  Net Investment Income (Loss)                        (0.83)%         (1.04)%         (1.23)%         (1.65)%**
SUPPLEMENTARY DATA:
  Portfolio Turnover Rate***                            609%            785%          1,668%            740%
  Net Assets, End of Period (000's omitted)    $     20,800    $     15,149    $      3,102    $      1,994

+    CALCULATED USING THE AVERAGE DAILY SHARES OUTSTANDING FOR THE PERIOD.

* SINCE THE COMMENCEMENT OF OPERATIONS: OCTOBER 1, 2001-REAL ESTATE FUND; JULY 23, 2001-RETAILING FUND.

**   ANNUALIZED

*** PORTFOLIO TURNOVER RATIO IS CALCULATED WITHOUT REGARD TO SHORT-TERM SECURITIES HAVING A MATURITY OF LESS THAN ONE YEAR.

TECHNOLOGY FUND
FINANCIAL HIGHLIGHTS

                                                       YEAR            YEAR            YEAR          PERIOD
                                                      ENDED           ENDED           ENDED           ENDED
                                               DECEMBER 31,    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,
                                                       2004            2003            2002           2001*
-----------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE--
  BEGINNING OF PERIOD                          $      14.88    $       9.92    $      18.61    $      25.00
                                               ------------    ------------    ------------    ------------
  Net Investment Income (Loss)+                        (.05)           (.18)           (.18)           (.39)
  Net Realized and Unrealized Gains
   (Losses) on Securities                               .03            6.21           (7.15)          (6.00)
                                               ------------    ------------    ------------    ------------
  Net Increase (Decrease) in Net Asset
   Value Resulting from Operations                     (.02)           6.03           (7.33)          (6.39)
  Distributions to Shareholders from:
   Net Investment Income                                 --              --              --              --
   Net Realized Capital Gains                         (1.36)          (1.07)          (1.36)             --
   Total Distributions                                (1.36)          (1.07)          (1.36)             --
                                               ------------    ------------    ------------    ------------
  Net Increase (Decrease) in Net Asset Value          (1.38)           4.96           (8.69)          (6.39)
                                               ------------    ------------    ------------    ------------
NET ASSET VALUE--END OF PERIOD                 $      13.50    $      14.88    $       9.92    $      18.61
                                               ============    ============    ============    ============
TOTAL INVESTMENT RETURN                                1.15%          61.32%         (39.11)%        (25.56)%

RATIOS TO AVERAGE NET ASSETS
  Gross Expenses                                       1.58%           1.64%           1.71%           2.34%**
  Net Expenses                                         1.58%           1.64%           1.71%           2.34%**
  Net Investment Income (Loss)                        (0.36)%         (1.39)%         (1.52)%         (2.08)%**
SUPPLEMENTARY DATA:
  Portfolio Turnover Rate***                            767%          1,302%          1,098%            490%
  Net Assets, End of Period (000's omitted)    $     19,919    $     20,641    $      5,021    $      1,216

+    CALCULATED USING THE AVERAGE DAILY SHARES OUTSTANDING FOR THE PERIOD.

*    SINCE THE COMMENCEMENT OF OPERATIONS: MAY 2, 2001-TECHNOLOGY FUND.

**   ANNUALIZED

*** PORTFOLIO TURNOVER RATIO IS CALCULATED WITHOUT REGARD TO SHORT-TERM SECURITIES HAVING A MATURITY OF LESS THAN ONE YEAR.

                                                                    TELECOMMUNICATIONS
                                                                           FUND
                                             --------------------------------------------------------------
                                                       YEAR            YEAR            YEAR          PERIOD
                                                      ENDED           ENDED           ENDED           ENDED
                                               DECEMBER 31,    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,
                                                       2004            2003            2002           2001*
-----------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE--
  BEGINNING OF PERIOD                          $      18.22    $      13.63    $      22.56    $      25.00
                                               ------------    ------------    ------------    ------------
  Net Investment Income (Loss)+                        (.02)           (.03)           (.05)           (.36)
  Net Realized and Unrealized Gains
   (Losses) on Securities                              2.33            4.62           (8.88)          (2.08)
                                               ------------    ------------    ------------    ------------
  Net Increase (Decrease) in Net Asset Value
   Resulting from Operations                           2.31            4.59           (8.93)          (2.44)
  Distributions to Shareholders from:
   Net Investment Income                                 --              --              --              --
   Net Realized Capital Gains                            --              --^             --              --
   Total Distributions                                   --             (--)^            --              --
                                               ------------    ------------    ------------    ------------
  Net Increase (Decrease) in Net Asset Value           2.31            4.59           (8.93)          (2.44)
                                               ------------    ------------    ------------    ------------
NET ASSET VALUE--END OF PERIOD                 $      20.53    $      18.22    $      13.63    $      22.56
                                               ============    ============    ============    ============
TOTAL INVESTMENT RETURN                               12.68%          33.68%         (39.58)%         (9.76)%

RATIOS TO AVERAGE NET ASSETS
  Gross Expenses                                       1.58%           1.64%           1.69%           2.25%**
  Net Expenses                                         1.58%           1.64%           1.69%           2.25%**
  Net Investment Income (Loss)                        (0.08)%         (0.19)%         (0.39)%         (1.61)%**
SUPPLEMENTARY DATA:
  Portfolio Turnover Rate***                            809%            974%            855%          1,316%
  Net Assets, End of Period (000's omitted)    $     30,191    $     14,543    $      6,106    $        407

                                                                      TRANSPORTATION
                                                                           FUND
                                             --------------------------------------------------------------
                                                       YEAR            YEAR            YEAR          PERIOD
                                                      ENDED           ENDED           ENDED           ENDED
                                               DECEMBER 31,    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,
                                                       2004            2003            2002           2001*
-----------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE--
  BEGINNING OF PERIOD                          $      25.97    $      21.55    $      24.40    $      25.00
                                               ------------    ------------    ------------    ------------
  Net Investment Income (Loss)+                        (.20)           (.15)           (.14)           (.20)
  Net Realized and Unrealized Gains
   (Losses) on Securities                              6.09            4.57           (2.71)           (.40)
                                               ------------    ------------    ------------    ------------
  Net Increase (Decrease) in Net Asset Value
   Resulting from Operations                           5.89            4.42           (2.85)           (.60)
  Distributions to Shareholders from:
   Net Investment Income                                 --              --              --              --
   Net Realized Capital Gains                          (.41)             --              --              --
   Total Distributions                                 (.41)             --              --              --
                                               ------------    ------------    ------------    ------------
  Net Increase (Decrease) in Net Asset Value           5.48            4.42           (2.85)           (.60)
                                               ------------    ------------    ------------    ------------
NET ASSET VALUE--END OF PERIOD                 $      31.45    $      25.97    $      21.55    $      24.40
                                               ============    ============    ============    ============
TOTAL INVESTMENT RETURN                               22.99%          20.51%         (11.68)%         (2.40)%

RATIOS TO AVERAGE NET ASSETS
  Gross Expenses                                       1.57%           1.64%           1.69%           2.16%**
  Net Expenses                                         1.57%           1.64%           1.69%           2.16%**
  Net Investment Income (Loss)                        (0.71)%         (0.65)%         (0.63)%         (0.89)%**
SUPPLEMENTARY DATA:
  Portfolio Turnover Rate***                            473%          1,045%          1,435%            609%
  Net Assets, End of Period (000's omitted)    $     47,333    $      8,032    $      6,301    $        522

+    CALCULATED USING THE AVERAGE DAILY SHARES OUTSTANDING FOR THE PERIOD.

* SINCE THE COMMENCEMENT OF OPERATIONS: JULY 27, 2001-TELECOMMUNICATIONS FUND; JUNE 11, 2001-TRANSPORTATION FUND.

**   ANNUALIZED

*** PORTFOLIO TURNOVER RATIO IS CALCULATED WITHOUT REGARD TO SHORT-TERM SECURITIES HAVING A MATURITY OF LESS THAN ONE YEAR.

^    LESS THAN $.01 PER SHARE. ACTUAL AMOUNT = $.00019538.

UTILITIES FUND
FINANCIAL HIGHLIGHTS

                                                       YEAR            YEAR            YEAR          PERIOD
                                                      ENDED           ENDED           ENDED           ENDED
                                               DECEMBER 31,    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,
                                                       2004            2003            2002           2001*
-----------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE--
  BEGINNING OF PERIOD                          $      14.96    $      12.24    $      18.23    $      25.00
                                               ------------    ------------    ------------    ------------
  Net Investment Income (Loss)+                         .33             .31             .33             .33
  Net Realized and Unrealized Gains
   (Losses) on Securities                              2.24            2.77           (6.31)          (7.10)
                                               ------------    ------------    ------------    ------------
  Net Increase (Decrease) in Net Asset
   Value Resulting from Operations                     2.57            3.08           (5.98)          (6.77)
  Distributions to Shareholders from:
   Net Investment Income                               (.19)           (.36)           (.01)             --
   Net Realized Capital Gains                            --              --              --              --
   Total Distributions                                 (.19)           (.36)           (.01)             --
                                               ------------    ------------    ------------    ------------
  Net Increase (Decrease) in Net Asset Value           2.38            2.72           (5.99)          (6.77)
                                               ------------    ------------    ------------    ------------
NET ASSET VALUE--END OF PERIOD                 $      17.34    $      14.96    $      12.24    $      18.23
                                               ============    ============    ============    ============
TOTAL INVESTMENT RETURN                               17.31%          25.40%         (32.83)%        (27.08)%

RATIOS TO AVERAGE NET ASSETS
  Gross Expenses                                       1.57%           1.62%           1.67%           2.08%**
  Net Expenses                                         1.57%           1.62%           1.67%           2.08%**
  Net Investment Income (Loss)                         2.06%           2.29%           2.54%           1.59%**
SUPPLEMENTARY DATA:
  Portfolio Turnover Rate***                            904%          1,491%            829%          1,040%
  Net Assets, End of Period (000's omitted)    $     21,902    $     13,430    $     23,846    $        908

+    CALCULATED USING THE AVERAGE DAILY SHARES OUTSTANDING FOR THE PERIOD.

*    SINCE THE COMMENCEMENT OF OPERATIONS: MAY 2, 2001-UTILITIES FUND.

**   ANNUALIZED

*** PORTFOLIO TURNOVER RATIO IS CALCULATED WITHOUT REGARD TO SHORT-TERM SECURITIES HAVING A MATURITY OF LESS THAN ONE YEAR.

BENCHMARK INFORMATION

STANDARD & POOR'S CORP., NASDAQ, THE FRANK RUSSELL COMPANY, DOW JONES & COMPANY INC., STOXX LIMITED INC., AND THE TOKYO STOCK EXCHANGE (THE "INDEX PUBLISHERS") DO NOT SPONSOR, ENDORSE, SELL OR PROMOTE ANY RYDEX FUND AND MAKE NO REPRESENTATION OR WARRANTY, IMPLIED OR EXPRESS, TO THE INVESTORS IN THE FUNDS, OR ANY MEMBERS OF THE PUBLIC, REGARDING:

   -  THE ADVISABILITY OF INVESTING IN INDEX FUNDS;

   -  THE ABILITY OF ANY INDEX TO TRACK STOCK MARKET PERFORMANCE;

   - THE ACCURACY AND/OR THE COMPLETENESS OF THE AFOREMENTIONED INDICES OR ANY DATA INCLUDED THEREIN;

   - THE RESULTS TO BE OBTAINED BY ANY OF THE FUNDS, THE INVESTORS IN THE FUNDS, OR ANY PERSON OR ENTITY FROM THE USE OF THE INDICES OR DATA INCLUDED THEREIN; AND

   - THE MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE FOR USE WITH RESPECT TO THE INDICES OR ANY DATA INCLUDED THEREIN.

FURTHER, NONE OF THE INDEX PUBLISHERS:

   -  RECOMMEND THAT ANY PERSON INVEST IN THE FUNDS OR ANY OTHER SECURITIES;

   - HAVE ANY RESPONSIBILITY OR LIABILITY FOR OR MAKE ANY DECISIONS ABOUT THE TIMING, AMOUNT OR PRICING OF THE FUNDS;

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      DETERMINING, COMPOSING OR CALCULATING THE INDEXES OR HAS ANY OBLIGATION TO
      DO SO;

   - WILL HAVE ANY LIABILITY IN CONNECTION WITH THE FUNDS OR FOR ANY ERRORS, OMISSIONS OR INTERRUPTIONS IN CONNECTION WITH THE INDEXES OR THE RELATED DATA;

   - WILL BE LIABLE FOR ANY LOST PROFITS OR INDIRECT PUNITIVE, SPECIAL OR CONSEQUENTIAL DAMAGES OR LOSSES, EVEN IF SUCH INDEX PUBLISHER KNOWS THAT THEY MIGHT OCCUR.

"STANDARD & POOR'S(R)," "S&P(R)," "S&P 500(R)," "STANDARD & POOR'S 500," "500,"
"STANDARD & POOR'S MIDCAP 400," "S&P MIDCAP 400," "STANDARD & POOR'S SMALLCAP 600," AND "S&P SMALLCAP 600" ARE TRADEMARKS OF THE MCGRAW-HILL COMPANIES, INC. AND HAVE BEEN LICENSED FOR USE BY RYDEX INVESTMENTS. THE RYDEX FUNDS ARE NOT SPONSORED, ENDORSED, SOLD OR PROMOTED BY STANDARD & POOR'S AND STANDARD & POOR'S MAKES NO REPRESENTATION REGARDING THE ADVISABILITY OF INVESTING IN THE RYDEX FUNDS.

DOW JONES, DOW JONES INDUSTRIAL AVERAGE(SM), DJIA(SM), OR OTHER RELEVANT MARKS/NAMES OF THE INDEX ARE SERVICE MARKS OF DOW JONES & COMPANY, INC. DOW JONES HAS NO RELATIONSHIP TO THE RYDEX FUNDS, OTHER THAN THE LICENSING OF THE DOW JONES INDUSTRIAL AVERAGE (DJIA) AND ITS SERVICE MARKS FOR USE IN CONNECTION WITH THE FUNDS.

MORE INFORMATION ABOUT THE INDEX PUBLISHERS IS LOCATED IN THE SAI.

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                                       BC

Additional information about the Funds is included in the SAI dated May 1, 2005, which contains more detailed information about the Funds. The SAI has been filed with the SEC and is incorporated by reference into this Prospectus and, therefore, legally forms a part of this Prospectus. The SEC maintains the EDGAR database on its web site ("http://www.sec.gov") that contains the SAI, material incorporated by reference, and other information regarding registrants that file electronically with the SEC. You may also review and copy documents at the SEC Public Reference Room in Washington, D.C. (for information on the operation of the Public Reference Room, call 202.942.8090). You may request documents by mail from the SEC, upon payment of a duplication fee, by writing to: Securities and Exchange Commission, Public Reference Section, Washington, D.C. 20549-0102. You may also obtain this information, upon payment of a duplicating fee, by e-mailing the SEC at the following address: publicinfo@sec.gov.

You may obtain a copy of the SAI or the annual or semi-annual reports, without charge by calling 800.820.0888 or by writing to Rydex Variable Trust, at 9601 Blackwell Road, Suite 500, Rockville, Maryland 20850. Additional information about the Funds' investments is available in the annual and semi-annual reports. Also, in the Funds' annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Funds' performance during its last fiscal year. Because shares of the Funds are available exclusively for variable annuity and variable life insurance products, the Trust does not provide its SAI and shareholder reports on its web site.

NO ONE HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY
REPRESENTATIONS NOT CONTAINED IN THIS PROSPECTUS OR IN THE TRUST'S SAI IN CONNECTION WITH THE OFFERING OF FUND SHARES. DO NOT RELY ON ANY SUCH INFORMATION OR REPRESENTATIONS AS HAVING BEEN AUTHORIZED BY THE TRUST OR RYDEX INVESTMENTS. THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFERING BY THE TRUST IN ANY JURISDICTION WHERE SUCH AN OFFERING IS NOT LAWFUL.

The Trust's SEC registration number is 811-08821.

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A FAMILY OF FUNDS DESIGNED EXCLUSIVELY FOR FINANCIAL PROFESSIONALS AND
SOPHISTICATED INVESTORS


[RYDEXINVESTMENTS ESSENTIAL FOR MODERN MARKETS(TM) LOGO]

9601 BLACKWELL ROAD
SUITE 500
ROCKVILLE, MD 20850
800.820.0888
WWW.RYDEXINVESTMENTS.COM                                             RVTP-1-5/05